As filed with the SEC on July 6, 2012.

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-04556

TRANSAMERICA FUNDS

(Exact Name of Registrant as Specified in Charter)

570 Carillon Parkway, St. Petersburg, Florida 33716

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code:  (727) 299-1800

Dennis P. Gallagher, Esq. P.O. Box 9012, Clearwater, Florida 33758-9771

(Name and Address of Agent for Service)

Date of fiscal year end: October 31

Date of reporting period: November 1, 2011 – April 30, 2012

Item 1: Report(s) to Shareholders. The Semi-Annual Report is attached.

Fund of Funds

Semi-Annual Report

April 30, 2012

www.transamericainvestments.com

Customer Service 1-888-233-4339

P.O. Box 9012 • Clearwater, FL 33758-9012

Distributor: Transamerica Capital, Inc.

Dear Fellow Shareholder,

On behalf of Transamerica Funds, we would like to thank you for your continued support and confidence in our products as we look forward to continuing to serve you and your financial adviser in the future. We value the trust you have placed in us.

This semi-annual report is provided to you with the intent of presenting a comprehensive review of the investments of each of your funds. The Securities and Exchange Commission requires that annual and semi-annual reports be sent to all shareholders, and we believe this report to be an important part of the investment process. In addition to providing a comprehensive review, this report also provides a discussion of accounting policies as well as matters presented to shareholders that may have required their vote.

We believe it is important to understand market conditions over the last six months in order to provide a context for reading this report. As the period began in November of 2011, the crisis in Europe had already driven most global asset prices down. Investors were gripped by the fear of both a European Sovereign default and a large European bank failure potentially causing a global banking crisis. In December, the European Central Bank responded by making unlimited loans available to troubled European banks. In turn, these European banks used a portion of this money to purchase Sovereign bonds. The combined effect was to significantly reduce market fear and selling pressure.

Then, in January and February of 2012, economic strength in the United States coincided with temporarily improved economic results in Asia and Europe. Relieved investors jumped back into risky assets, and as a result, equity and bond markets across the globe rallied strongly for the first two months of the year. In March and April, economic weakness in Europe and in China reasserted itself, and as a result, global equities gave up a significant portion of their gains. U.S. economics weakened slightly but remained strong relative to the rest of the world allowing U.S. equities to hold their ground. For the six month period ending April 30, 2012, the Standard & Poor’s 500® Index gained 12.77%, the Morgan Stanley Capital International—Europe, Australasia, Far East Index gained 2.71%, and the Barclays U.S. Aggregate Bond index gained 2.44%. Please keep in mind it is important to maintain a diversified portfolio as investment returns have historically been difficult to predict.

In addition to your active involvement in the investment process, we firmly believe that a financial adviser is a key resource to help you build a complete picture of your current and future financial needs. Financial advisers are familiar with the market’s history, including long-term returns and volatility of various asset classes. With your financial adviser, you can develop an investment program that incorporates factors such as your goals, your investment timeline, and your risk tolerance.

Please contact your financial adviser if you have any questions about the contents of this report, and thanks again for the confidence you have placed in us.

Sincerely,

Thomas A. Swank	Christopher A. Staples
President & Chief Executive Officer	Vice President & Chief Investment Officer
Transamerica Funds	Transamerica Funds

Understanding Your Funds’ Expenses

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions; and (2) ongoing costs, including management fees, and other fund expenses.

The following examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in the funds and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an investment of $1,000 invested at November 1, 2011 and held for the entire period until April 30, 2012.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses could have included a $15 annual fee. The amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

HYPOTHETICAL EXAMPLES FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of fund shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not a part of the advisory and administrative fees. Examples of such expenses are fees and expenses of trustees and their counsel, extraordinary expenses, and interest expense.

		Actual Expenses		Hypothetical Expenses (B)
Fund Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period (A)	Ending Account Value	Expenses Paid During Period (A)	Annualized Expense Ratio (C)
Transamerica Asset Allocation—Conservative Portfolio
Class A	$1,000.00	$1,054.00	$3.06	$1,021.88	$3.02	0.60%
Class B	1,000.00	1,051.50	6.58	1,018.45	6.47	1.29
Class C	1,000.00	1,051.90	6.17	1,018.85	6.07	1.21
Class I	1,000.00	1,056.30	1.33	1,023.57	1.31	0.26
Class R	1,000.00	1,053.20	4.65	1,020.34	4.57	0.91

Transamerica Asset Allocation—Growth Portfolio
Class A	1,000.00	1,096.70	3.44	1,021.58	3.32	0.66
Class B	1,000.00	1,092.50	7.18	1,018.00	6.92	1.38
Class C	1,000.00	1,092.90	6.66	1,018.50	6.42	1.28
Class I	1,000.00	1,098.10	1.36	1,023.57	1.31	0.26
Class R	1,000.00	1,096.50	4.38	1,020.69	4.22	0.84

Transamerica Asset Allocation—Moderate Growth Portfolio
Class A	1,000.00	1,081.20	3.16	1,021.83	3.07	0.61
Class B	1,000.00	1,077.30	6.87	1,018.25	6.67	1.33
Class C	1,000.00	1,077.40	6.46	1,018.65	6.27	1.25
Class I	1,000.00	1,082.10	1.29	1,023.62	1.26	0.25
Class R	1,000.00	1,079.50	3.98	1,021.03	3.87	0.77

Transamerica Asset Allocation—Moderate Portfolio
Class A	1,000.00	1,068.90	3.03	1,021.93	2.97	0.59
Class B	1,000.00	1,063.70	6.72	1,018.35	6.57	1.31
Class C	1,000.00	1,064.60	6.26	1,018.80	6.12	1.22
Class I	1,000.00	1,069.40	1.29	1,023.62	1.26	0.25
Class R	1,000.00	1,067.50	4.22	1,020.79	4.12	0.82

Transamerica Multi-Manager Alternative Strategies Portfolio
Class A	1,000.00	1,024.10	3.67	1,021.23	3.67	0.73
Class C	1,000.00	1,020.90	6.98	1,017.95	6.97	1.39
Class I	1,000.00	1,026.90	1.81	1,023.07	1.81	0.36

Transamerica Funds		Semi-Annual Report 2012

Understanding Your Funds’ Expenses (continued)

(unaudited)

		Actual Expenses		Hypothetical Expenses (B)
Fund Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period (A)	Ending Account Value	Expenses Paid During Period (A)	Annualized Expense Ratio (C)
Transamerica Multi-Manager International Portfolio
Class A	$1,000.00	$1,053.30	$3.62	$1,021.33	$3.57	0.71%
Class B	1,000.00	1,049.40	7.39	1,017.65	7.27	1.45
Class C	1,000.00	1,049.00	7.03	1,018.00	6.92	1.38
Class I	1,000.00	1,054.10	1.58	1,023.32	1.56	0.31

(A)	Expenses are calculated using the funds’ annualized expense ratios (as disclosed in the table), multiplied by the average account values for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).
(B)	5% return per year before expenses.
(C)	Expense ratios do not include expenses of the investment companies in which the funds invest.

Transamerica Funds		Semi-Annual Report 2012

Schedules of Investments Composition

At April 30, 2012

(the following charts summarize the Schedules of Investments of the funds by asset type)

(unaudited)

Transamerica Asset Allocation—Conservative Portfolio

00000000
Fixed Income	56.0%
U.S. Equity	27.1
Tactical and Specialty	8.3
Inflation-Protected Securities	5.4
Global/International Equity	3.3
Other Assets and Liabilities—Net	(0.1)

Total	100.0%

Transamerica Asset Allocation—Growth Portfolio

00000000
U.S. Equity	79.9%
Global/International Equity	13.7
Tactical and Specialty	6.6
Fixed Income	0.0 *
Other Assets and Liabilities—Net	(0.2)

Total	100.0%

Transamerica Asset Allocation—Moderate Growth Portfolio

00000000
U.S. Equity	57.9%
Fixed Income	18.8
Global/International Equity	10.6
Tactical and Specialty	10.0
Inflation-Protected Securities	2.9
Other Assets and Liabilities—Net	(0.2)

Total	100.0%

Transamerica Asset Allocation—Moderate Portfolio

00000000
U.S. Equity	43.5%
Fixed Income	37.6
Tactical and Specialty	9.1
Global/International Equity	6.4
Inflation-Protected Securities	3.5
Other Assets and Liabilities—Net	(0.1)

Total	100.0%

Transamerica Multi-Manager Alternative Strategies Portfolio

00000000
Tactical and Specialty	65.4%
Fixed Income	28.7
Inflation-Protected Securities	5.7
Other Assets and Liabilities—Net	0.2

Total	100.0%

Transamerica Multi-Manager International Portfolio

00000000
Global/International Equity	90.9%
Tactical and Specialty	9.3
Other Assets and Liabilities—Net	(0.2)

Total	100.0%

*	Amount rounds to less than 0.1% or (0.1)%.

Transamerica Funds		Semi-Annual Report 2012

Transamerica Asset Allocation – Conservative Portfolio

SCHEDULE OF INVESTMENTS

At April 30, 2012

(unaudited)

	Shares	Value (000’s)
INVESTMENT COMPANIES—100.1%p
Fixed Income—56.0%
Transamerica Bond	6,830,352	$69,465
Transamerica Core Bond	19,459,444	208,800
Transamerica Developing Markets Debt	1,160,521	12,998
Transamerica Emerging Markets Debt	578,475	6,155
Transamerica Flexible Income	1,867,727	17,015
Transamerica High Yield Bond	3,091,892	29,033
Transamerica International Bond	1,106,784	11,455
Transamerica Money Market	5,356,457	5,356
Transamerica Short-Term Bond	9,136,519	93,101
Transamerica Total Return	19,783,123	209,306
Global/International Equity—3.3%
Transamerica Developing Markets Equity	627,615	7,393
Transamerica Emerging Markets	336,666	3,761
Transamerica Emerging Markets Equity ‡	80,000	800
Transamerica International	804,642	7,129
Transamerica International Equity	165,390	2,325
Transamerica International Equity Opportunities	801,582	5,884
Transamerica International Small Cap	646,974	5,279
Transamerica International Value Opportunities	736,805	6,565
Inflation-Protected Securities—5.4%
Transamerica Real Return TIPS	5,712,479	64,551
Tactical and Specialty—8.3%
Transamerica Arbitrage Strategy	2,058,451	21,058
Transamerica Commodity Strategy	1,244,762	12,062
Transamerica Global Allocation	1,993,196	21,806
Transamerica Global Macro ‡	1,740,386	10,007
Transamerica Global Real Estate Securities	80,250	1,002
Transamerica Long/Short Strategy ‡	1,251,702	10,001
Transamerica Managed Futures Strategy	2,438,661	22,923

	Shares	Value (000’s)
U.S. Equity—27.1%
Transamerica Capital Growth	1,357,468	$15,760
Transamerica Diversified Equity	3,638,858	51,526
Transamerica Growth	3,616,910	51,252
Transamerica Growth Opportunities	1,960,546	18,664
Transamerica Large Cap Growth ‡	320,000	3,200
Transamerica Large Cap Value	4,247,978	41,673
Transamerica Mid Cap Value	623,802	7,698
Transamerica Quality Value	4,877,625	55,410
Transamerica Select Equity	3,632,930	41,270
Transamerica Small- & Mid-Cap Value Select	484,111	4,594
Transamerica Small Cap Value ‡	260,000	2,600
Transamerica Small Company Growth ‡	717,065	8,870
Transamerica Value	858,649	19,010

Total Investment Companies (cost $1,084,423) Õ		1,186,757
Other Assets and Liabilities—Net		(1,218)

Net Assets		$1,185,539

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

p	The fund invests its assets in the Class I2 shares of the affiliated series of Transamerica Funds.
‡	Non-income producing security.
Õ	Aggregate cost for federal income tax purposes is $1,084,423. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $108,720 and $6,386, respectively. Net unrealized appreciation for tax purposes is $102,334.

VALUATION SUMMARY (all amounts in thousands): '

	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value at 04/30/2012
Investment Companies	$1,186,757	$—	$—	$1,186,757

'	See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.
Transamerica Funds		Semi-Annual Report 2012

Transamerica Asset Allocation – Growth Portfolio

SCHEDULE OF INVESTMENTS

At April 30, 2012

(unaudited)

	Shares	Value (000’s)
INVESTMENT COMPANIES—100.2% p
Fixed Income—0.0%¥
Transamerica Money Market	60,252	$60
Global/International Equity—13.7%
Transamerica Developing Markets Equity	6,402,761	75,426
Transamerica Emerging Markets Equity ‡	620,000	6,200
Transamerica Emerging Markets	1,075,993	12,019
Transamerica International	4,179,790	37,033
Transamerica International Equity Opportunities	1,333,401	9,787
Transamerica International Small Cap	3,512,910	28,665
Transamerica International Value	1,427,017	9,689
Transamerica International Value Opportunities	2,569,507	22,894
Tactical and Specialty—6.6%
Transamerica Arbitrage Strategy	298,933	3,058
Transamerica Commodity Strategy	2,232,401	21,632
Transamerica Global Allocation	1,086,901	11,891
Transamerica Global Real Estate Securities	3,134,501	39,149
Transamerica Managed Futures Strategy	2,329,977	21,902

	Shares	Value (000’s)
U.S. Equity—79.9%
Transamerica Capital Growth	6,837,011	$79,378
Transamerica Diversified Equity	11,817,233	167,333
Transamerica Growth	11,806,525	167,298
Transamerica Growth Opportunities	5,598,985	53,302
Transamerica Large Cap Growth ‡	1,110,000	11,100
Transamerica Large Cap Value	15,912,666	156,103
Transamerica Mid Cap Value	3,914,507	48,305
Transamerica Quality Value	18,368,638	208,667
Transamerica Select Equity	13,941,627	158,377
Transamerica Small- & Mid-Cap Value Select	3,281,886	31,145
Transamerica Small Cap Value ‡	1,640,000	16,400
Transamerica Small Company Growth ‡	2,333,396	28,864
Transamerica Value	2,162,809	47,885

Total Investment Companies (cost $1,222,634) Õ		1,473,562
Other Assets and Liabilities—Net		(2,442)

Net Assets		$1,471,120

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

p	The fund invests its assets in the Class I2 shares of the affiliated series of Transamerica Funds.
‡	Non-income producing security.
¥	Percentage rounds to less than 0.1%.
Õ	Aggregate cost for federal income tax purposes is $1,222,634. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $259,996 and $9,068, respectively. Net unrealized appreciation for tax purposes is $250,928.

VALUATION SUMMARY (all amounts in thousands): '

	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value at 04/30/2012
Investment Companies	$1,473,562	$—	$—	$1,473,562

'	See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica Asset Allocation – Moderate Growth Portfolio

SCHEDULE OF INVESTMENTS

At April 30, 2012

(unaudited)

	Shares	Value (000’s)
INVESTMENT COMPANIES—100.2% p
Fixed Income—18.8%
Transamerica Bond	5,542,054	$56,363
Transamerica Core Bond	15,896,828	170,573
Transamerica Developing Markets Debt	1,229,545	13,771
Transamerica Emerging Markets Debt	686,289	7,302
Transamerica High Yield Bond	5,432,531	51,011
Transamerica International Bond	2,168,179	22,441
Transamerica Short-Term Bond	6,312	64
Transamerica Total Return	22,801,874	241,244
Global/International Equity—10.6%
Transamerica Developing Markets Equity	5,522,723	65,058
Transamerica Emerging Markets	2,843,280	31,759
Transamerica Emerging Markets Equity ‡	700,000	7,000
Transamerica International	9,017,922	79,898
Transamerica International Equity	1,259,798	17,713
Transamerica International Equity Opportunities	2,603,895	19,113
Transamerica International Small Cap	4,364,470	35,614
Transamerica International Value	2,404,209	16,325
Transamerica International Value Opportunities	5,116,489	45,588
Inflation-Protected Securities—2.9%
Transamerica Real Return TIPS	7,562,085	85,452
Tactical and Specialty—10.0%
Transamerica Arbitrage Strategy	2,937,708	30,053
Transamerica Commodity Strategy	5,703,304	55,265
Transamerica Global Allocation	6,526,933	71,405
Transamerica Global Real Estate Securities	4,374,657	54,639
Transamerica Managed Futures Strategy	9,495,235	89,255

	Shares	Value (000’s)
U.S. Equity—57.9%
Transamerica Capital Growth	8,519,308	$98,909
Transamerica Diversified Equity	17,541,431	248,387
Transamerica Growth	17,125,447	242,668
Transamerica Growth Opportunities	10,306,137	98,114
Transamerica Large Cap Growth ‡	1,580,000	15,800
Transamerica Large Cap Value	24,319,347	238,573
Transamerica Mid Cap Value	6,728,978	83,036
Transamerica Quality Value	27,777,392	315,551
Transamerica Select Equity	20,587,620	233,875
Transamerica Small- & Mid-Cap Value Select	3,413,631	32,395
Transamerica Small Cap Value ‡	1,930,000	19,300
Transamerica Small Company Growth ‡	2,097,088	25,941
Transamerica Value	3,558,596	78,787

Total Investment Companies (cost $2,608,138) Õ		2,998,242
Other Assets and Liabilities—Net		(4,647)

Net Assets		$2,993,595

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

p	The fund invests its assets in the Class I2 shares of the affiliated series of Transamerica Funds.
‡	Non-income producing security.
Õ	Aggregate cost for federal income tax purposes is $2,608,138. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $405,355 and $15,251, respectively. Net unrealized appreciation for tax purposes is $390,104.

VALUATION SUMMARY (all amounts in thousands): '

	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value at 04/30/2012
Investment Companies	$2,998,242	$—	$—	$2,998,242

'	See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica Asset Allocation – Moderate Portfolio

SCHEDULE OF INVESTMENTS

At April 30, 2012

(unaudited)

	Shares	Value (000’s)
INVESTMENT COMPANIES—100.1% p
Fixed Income—37.6%
Transamerica Bond	8,877,409	$90,284
Transamerica Core Bond	16,600,549	178,124
Transamerica Developing Markets Debt	1,820,444	20,389
Transamerica Emerging Markets Debt	938,558	9,986
Transamerica Flexible Income	4,729,812	43,089
Transamerica High Yield Bond	3,748,516	35,199
Transamerica International Bond	2,612,010	27,034
Transamerica Money Market	3,987,000	3,987
Transamerica Short-Term Bond	14,029,548	142,961
Transamerica Total Return	25,300,365	267,678
Global/International Equity—6.4%
Transamerica Developing Markets Equity	1,915,906	22,569
Transamerica Emerging Markets	1,139,969	12,733
Transamerica Emerging Markets Equity ‡	250,000	2,500
Transamerica International	3,118,274	27,628
Transamerica International Equity	382,863	5,383
Transamerica International Equity Opportunities	2,719,858	19,964
Transamerica International Small Cap	2,346,151	19,145
Transamerica International Value	1,050,405	7,132
Transamerica International Value Opportunities	2,424,675	21,604
Inflation-Protected Securities—3.5%
Transamerica Real Return TIPS	6,837,467	77,263
Tactical and Specialty—9.1%
Transamerica Arbitrage Strategy	3,618,239	37,015
Transamerica Commodity Strategy	3,223,497	31,236
Transamerica Global Allocation	4,028,951	44,077
Transamerica Global Macro ‡	2,380,067	13,685
Transamerica Global Real Estate Securities	1,226,128	15,314
Transamerica Long/Short Strategy ‡	1,825,338	14,584
Transamerica Managed Futures Strategy	4,549,623	42,766

	Shares	Value (000’s)
U.S. Equity—43.5%
Transamerica Capital Growth	4,066,867	$47,216
Transamerica Diversified Equity	11,487,441	162,662
Transamerica Growth	11,129,679	157,708
Transamerica Growth Opportunities	5,507,832	52,435
Transamerica Large Cap Growth ‡	990,000	9,900
Transamerica Large Cap Value	12,172,049	119,408
Transamerica Mid Cap Value	2,919,130	36,022
Transamerica Quality Value	14,039,835	159,493
Transamerica Select Equity	10,339,387	117,455
Transamerica Small- & Mid-Cap Value Select	2,058,056	19,531
Transamerica Small Cap Value ‡	1,170,000	11,700
Transamerica Small Company Growth ‡	1,308,486	16,186
Transamerica Value	1,718,085	38,038

Total Investment Companies (cost $1,949,464) Õ		2,181,083
Other Assets and Liabilities—Net		(1,717)

Net Assets		$2,179,366

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

p	The fund invests its assets in the Class I2 shares of the affiliated series of Transamerica Funds.
‡	Non-income producing security.
Õ	Aggregate cost for federal income tax purposes is $1,949,464. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $249,383 and $17,764, respectively. Net unrealized appreciation for tax purposes is $231,619.

VALUATION SUMMARY (all amounts in thousands): '

	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value at 04/30/2012
Investment Companies	$2,181,083	$—	$—	$2,181,083

'	See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica Multi-Manager Alternative Strategies Portfolio

SCHEDULE OF INVESTMENTS

At April 30, 2012

(unaudited)

	Shares	Value (000’s)
INVESTMENT COMPANIES—99.8% p
Fixed Income—28.7%
Transamerica Bond	6,503,620	$66,143
Transamerica Developing Markets Debt	1,895,718	21,232
Transamerica Emerging Markets Debt	848,085	9,024
Transamerica High Yield Bond	3,576,207	33,580
Transamerica Money Market	2,073,149	2,073
Transamerica Short-Term Bond	36,975	377
Inflation-Protected Securities—5.7%
Transamerica Real Return TIPS	2,323,811	26,259
Tactical and Specialty—65.4%
Transamerica Arbitrage Strategy	4,359,633	44,599
Transamerica Commodity Strategy	3,778,556	36,614
Transamerica Global Allocation	4,622,234	50,567
Transamerica Global Macro ‡	7,389,535	42,490
Transamerica Global Real Estate Securities	2,520,367	31,479
Transamerica Long/Short Strategy ‡	5,600,527	44,748
Transamerica Managed Futures Strategy	5,493,636	51,640

Total Investment Companies (cost $471,802) Õ		460,825
Other Assets and Liabilities—Net		869

Net Assets		$461,694

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

p	The fund invests its assets in the Class I2 shares of the affiliated series of Transamerica Funds.
‡	Non-income producing security.
Õ	Aggregate cost for federal income tax purposes is $471,802. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $7,615 and $18,592, respectively. Net unrealized depreciation for tax purposes is $10,977.

VALUATION SUMMARY (all amounts in thousands): '

	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value at 04/30/2012
Investment Companies	$460,825	$—	$—	$460,825

'	See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica Multi-Manager International Portfolio

SCHEDULE OF INVESTMENTS

At April 30, 2012

(unaudited)

	Shares	Value (000’s)
INVESTMENT COMPANIES—100.2% p
Global/International Equity—90.9%
Transamerica Developing Markets Equity	2,624,148	$30,912
Transamerica Emerging Markets	1,475,187	16,478
Transamerica Emerging Markets Equity ‡	350,000	3,500
Transamerica International	4,712,525	41,753
Transamerica International Equity	907,792	12,764
Transamerica International Equity Opportunities	5,637,249	41,377
Transamerica International Small Cap	2,411,826	19,681
Transamerica International Value	3,275,183	22,238
Transamerica International Value Opportunities	4,550,328	40,543
Tactical and Specialty—9.3%
Transamerica Global Allocation	1,400,255	15,319
Transamerica Global Real Estate Securities	659,956	8,243

Total Investment Companies (cost $268,868) Õ		252,808
Other Assets and Liabilities—Net		(597)

Net Assets		$252,211

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

p	The fund invests its assets in the Class I2 shares of the affiliated series of Transamerica Funds.
‡	Non-income producing security.
Õ	Aggregate cost for federal income tax purposes is $268,868. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $9,376 and $25,436, respectively. Net unrealized depreciation for tax purposes is $16,060.

VALUATION SUMMARY (all amounts in thousands): '

	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value at 04/30/2012
Investment Companies	$252,808	$—	$—	$252,808

'	See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

STATEMENTS OF ASSETS AND LIABILITIES

At April 30, 2012

(all amounts except per share amounts in thousands)

(unaudited)

	Transamerica Asset Allocation— Conservative Portfolio	Transamerica Asset Allocation— Growth Portfolio		Transamerica Asset Allocation— Moderate Growth Portfolio		Transamerica Asset Allocation— Moderate Portfolio	Transamerica Multi-Manager Alternative Strategies Portfolio		Transamerica Multi-Manager International Portfolio
Assets:
Investments in affiliated investment companies, at value	$1,186,757	$1,473,562		$2,998,242		$2,181,083	$460,825		$252,808
Receivables:
Affiliated investment securities sold	7,577	35,262		42,756		24,512	—		3,576
Shares of beneficial interest sold	2,095	2,017		3,719		4,426	2,061		329
Dividends	133	—	(A)	—	(A)	204	—	(A)	—
Prepaid expenses	1	1		2		2	1		—	(A)

	$1,196,563	$1,510,842		$3,044,719		$2,210,227	$462,887		$256,713

Liabilities:
Accounts payable and accrued liabilities:
Affiliated investment securities purchased	$6,600	$33,700		$42,100		$24,100	$138		$3,500
Shares of beneficial interest redeemed	3,411	4,619		6,313		4,885	715		742
Management and advisory fees	100	125		254		184	78		21
Distribution and service fees	692	854		1,784		1,281	165		128
Trustees fees	7	8		17		12	2		1
Transfer agent fees	100	237		342		189	23		39
Administration fees	18	22		44		32	7		4
Other	96	157		270		178	65		67

	$11,024	$39,722		$51,124		$30,861	$1,193		$4,502

Net assets	$1,185,539	$1,471,120		$2,993,595		$2,179,366	$461,694		$252,211

Net assets consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	1,092,144	1,440,995		2,868,561		1,994,218	479,229		351,748
Undistributed (accumulated) net investment income (loss)	434	(2,950)		(326)		3,599	689		(793)
Accumulated net realized loss from investments in affiliated investment companies	(9,373)	(217,853)		(264,744)		(50,070)	(7,247)		(82,684)
Net unrealized appreciation (depreciation) on investments in affiliated investment companies	102,334	250,928		390,104		231,619	(10,977)		(16,060)

Net assets	$1,185,539	$1,471,120		$2,993,595		$2,179,366	$461,694		$252,211

Net assets by class:
Class A	$497,356	$638,107		$1,226,443		$898,162	$166,809		$104,049
Class B	72,271	127,314		251,614		133,379			12,058
Class C	594,405	685,359		1,479,401		1,108,437	145,083		106,453
Class I	19,263	18,508		30,659		34,685	149,802		29,651
Class R	2,244	1,832		5,478		4,703
Shares outstanding:
Class A	42,899	51,244		99,746		74,009	17,228		11,218
Class B	6,269	10,434		20,430		10,948			1,304
Class C	51,641	56,251		120,717		91,708	15,081		11,527
Class I	1,658	1,486		2,495		2,859	15,465		3,202
Class R	192	148		447		389
Net asset value per share:
Class A	$11.59	$12.45		$12.30		$12.14	$9.68		$9.28
Class B	11.53	12.20		12.32		12.18			9.25
Class C	11.51	12.18		12.26		12.09	9.62		9.24
Class I	11.62	12.45		12.29		12.13	9.69		9.26
Class R	11.67	12.37		12.25		12.09
Maximum offering price per share: (B)
Class A	$12.26	$13.17		$13.02		$12.85	$10.24		$9.82

Investments in affiliated investment companies, at cost	$1,084,423	$1,222,634		$2,608,138		$1,949,464	$471,802		$268,868

(A)	Amount rounds to less than $1.
(B)

Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B,C,I, and R shares represents offering price. The redemption price for Classes B and C shares equals net asset value less any applicable contingent deferred sales charge.

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

STATEMENTS OF OPERATIONS

For the period ended April 30, 2012

(all amounts in thousands)

(unaudited)

	Transamerica Asset Allocation —Conservative Portfolio	Transamerica Asset Allocation —Growth Portfolio	Transamerica Asset Allocation —Moderate Growth Portfolio	Transamerica Asset Allocation —Moderate Portfolio	Transamerica Multi-Manager Alternative Strategies Portfolio	Transamerica Multi-Manager International Portfolio
Investment income:
Dividend income from affiliated investment companies	$21,950	$12,580	$37,914	$35,068	$8,954	$5,718
Expenses:
Management and advisory	582	718	1,464	1,066	442	128
Distribution and service:
Class A	813	1,021	1,973	1,459	277	178
Class B	375	659	1,314	700		61
Class C	2,909	3,352	7,244	5,399	708	546
Class R	6	8	14	12
Transfer agent:
Class A	313	562	807	512	124	95
Class B	54	157	252	122		23
Class C	208	470	776	441	98	102
Class I	10	10	14	17	75	16
Class R	3	3	4	5
Printing and shareholder reports	40	77	133	82	24	21
Custody	22	25	46	35	8	7
Administration	83	102	208	151	32	18
Legal	19	24	48	35	7	4
Audit and tax	8	9	10	9	8	9
Trustees	11	13	28	20	4	3
Registration	51	53	66	61	28	58
Other	10	13	25	18	4	3

Total expenses	5,517	7,276	14,426	10,144	1,839	1,272

Reimbursement of class expenses Class B	—	—	—	—		(7)

Total reimbursed expenses	—	—	—	—	—	(7)

Net expenses	5,517	7,276	14,426	10,144	1,839	1,265

Net investment income	16,433	5,304	23,488	24,924	7,115	4,453

Net realized and unrealized gain (loss) on investments in affiliated investment companies:
Realized gain (loss) from investments in affiliate investment companies	1,169	(10,587)	(11,655)	5,603	(1,548)	(9,262)
Realized gain distributions from investments in affiliated investment companies	20,300	46,165	78,419	49,672	4,370	20,778

Net realized gain	21,469	35,578	66,764	55,275	2,822	11,516

Increase (decrease) in unrealized appreciation (depreciation) on investments in affiliated investment companies	22,607	89,476	131,702	57,093	721	(4,123)

Net realized and change in unrealized gain on investments in affiliated investment companies	44,076	125,054	198,466	112,368	3,543	7,393

Net increase in net assets resulting from operations	$60,509	$130,358	$221,954	$137,292	$10,658	$11,846

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

STATEMENTS OF CHANGES IN NET ASSETS

For the period or year ended:

(all amounts in thousands)

	Transamerica Asset Allocation—		Transamerica Asset Allocation—		Transamerica Asset Allocation—
	Conservative Portfolio		Growth Portfolio		Moderate Growth Portfolio
	April 30, 2012		April 30, 2012		April 30, 2012
	(unaudited)	October 31, 2011	(unaudited)	October 31, 2011	(unaudited)	October 31, 2011
From operations:
Net investment income	$16,433	$27,617	$5,304	$3,963	$23,488	$39,736
Net realized gain (loss) on investments in affiliated investment companies	21,469	11,302	35,578	(34,168)	66,764	(57,374)
Net change in unrealized appreciation (depreciation) on investments in affiliated investment companies	22,607	(16,757)	89,476	57,335	131,702	48,265

Net increase in net assets resulting from operations	60,509	22,162	130,358	27,130	221,954	30,627

Distributions to shareholders:
From net investment income:
Class A	(7,524)	(12,895)	(6,830)	(2,961)	(16,911)	(17,502)
Class B	(977)	(2,083)	(369)	—	(1,425)	(2,633)
Class C	(7,626)	(12,537)	(3,104)	—	(10,880)	(13,326)
Class I	(260)	(351)	(225)	(118)	(422)	(311)
Class R	(33)	(70)	(28)	(15)	(65)	(75)

	(16,420)	(27,936)	(10,556)	(3,094)	(29,703)	(33,847)

Capital share transactions:
Proceeds from shares sold:
Class A	45,100	120,880	34,134	109,105	58,292	207,685
Class B	1,818	4,193	1,557	4,441	2,263	7,642
Class C	53,306	128,569	27,280	90,581	72,194	220,453
Class I	6,448	8,692	6,166	6,839	9,741	14,825
Class R	526	1,155	367	1,067	1,169	2,072

	107,198	263,489	69,504	212,033	143,659	452,677

Dividends and distributions reinvested:
Class A	7,035	11,905	6,503	2,805	16,007	16,525
Class B	797	1,667	342	—	1,327	2,389
Class C	5,926	9,441	2,625	—	8,889	10,584
Class I	152	124	150	69	270	141
Class R	24	51	24	12	54	54

	13,934	23,188	9,644	2,886	26,547	29,693

Cost of shares redeemed:
Class A	(68,614)	(142,522)	(77,385)	(170,151)	(139,130)	(276,893)
Class B	(7,903)	(23,572)	(13,121)	(35,823)	(24,805)	(70,998)
Class C	(64,912)	(158,188)	(84,138)	(194,816)	(166,780)	(367,790)
Class I	(3,054)	(4,425)	(3,750)	(5,399)	(4,321)	(7,575)
Class R	(820)	(1,850)	(2,532)	(1,180)	(1,394)	(2,206)

	(145,303)	(330,557)	(180,926)	(407,369)	(336,430)	(725,462)

Automatic conversions:
Class A	5,871	15,890	13,617	15,759	28,962	40,728
Class B	(5,871)	(15,890)	(13,617)	(15,759)	(28,962)	(40,728)

	—	—	—	—	—	—

Net decrease in net assets resulting from capital shares transactions	(24,171)	(43,880)	(101,778)	(192,450)	(166,224)	(243,092)

Net increase (decrease) in net assets	19,918	(49,654)	18,024	(168,414)	26,027	(246,312)

Net assets:
Beginning of period/year	$1,165,621	$1,215,275	$1,453,096	$1,621,510	$2,967,568	$3,213,880

End of period/year	$1,185,539	$1,165,621	$1,471,120	$1,453,096	$2,993,595	$2,967,568

Undistributed (accumulated) net investment income (loss)	$434	$421	$(2,950)	$2,302	$(326)	$5,889

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period or year ended:

(all amounts in thousands)

	Transamerica Asset Allocation—		Transamerica Asset Allocation—		Transamerica Asset Allocation—
	Conservative Portfolio		Growth Portfolio		Moderate Growth Portfolio
	April 30, 2012 (unaudited)	October 31, 2011	April 30, 2012 (unaudited)	October 31, 2011	April 30, 2012 (unaudited)	October 31, 2011
Share activity:
Shares issued:
Class A	3,999	10,680	2,880	9,083	4,931	17,330
Class B	163	374	135	378	193	639
Class C	4,769	11,414	2,352	7,687	6,124	18,447
Class I	565	767	515	567	817	1,247
Class R	46	101	31	90	99	173

	9,542	23,336	5,913	17,805	12,164	37,836

Shares issued-reinvested from distributions:
Class A	643	1,065	608	237	1,471	1,409
Class B	73	150	32	—	121	203
Class C	545	850	250	—	818	905
Class I	14	11	14	6	24	12
Class R	2	5	2	1	5	5

	1,277	2,081	906	244	2,439	2,534

Shares redeemed:
Class A	(6,078)	(12,591)	(6,549)	(14,322)	(11,831)	(23,275)
Class B	(705)	(2,085)	(1,132)	(3,055)	(2,101)	(5,948)
Class C	(5,787)	(14,060)	(7,306)	(16,611)	(14,230)	(30,978)
Class I	(268)	(393)	(313)	(454)	(368)	(640)
Class R	(72)	(161)	(212)	(98)	(119)	(185)

	(12,910)	(29,290)	(15,512)	(34,540)	(28,649)	(61,026)

Automatic conversions:
Class A	521	1,400	1,156	1,322	2,463	3,431
Class B	(523)	(1,407)	(1,180)	(1,353)	(2,462)	(3,438)

	(2)	(7)	(24)	(31)	1	(7)

Net increase (decrease) in shares outstanding:
Class A	(915)	554	(1,905)	(3,680)	(2,966)	(1,105)
Class B	(992)	(2,968)	(2,145)	(4,030)	(4,249)	(8,544)
Class C	(473)	(1,796)	(4,704)	(8,924)	(7,288)	(11,626)
Class I	311	385	216	119	473	619
Class R	(24)	(55)	(179)	(7)	(15)	(7)

	(2,093)	(3,880)	(8,717)	(16,522)	(14,045)	(20,663)

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period or year ended:

(all amounts in thousands)

	Transamerica Asset Allocation—		Transamerica Multi-Manager		Transamerica Multi-Manager
	Moderate Portfolio		Alternative Strategies Portfolio		International Portfolio
	April 30, 2012 (unaudited)	October 31, 2011	April 30, 2012 (unaudited)	October 31, 2011	April 30, 2012 (unaudited)	October 31, 2011
From operations:
Net investment income	$24,924	$42,880	$7,115	$4,715	$4,453	$1,659
Net realized gain (loss) on investments in affiliated investment companies	55,275	(12,582)	2,822	515	11,516	185
Net change in unrealized appreciation (depreciation) on investments in affiliated investment companies	57,093	10,813	721	(12,134)	(4,123)	(24,184)

Net increase (decrease) in net assets resulting from operations	137,292	41,111	10,658	(6,904)	11,846	(22,340)

Distributions to shareholders:
From net investment income:
Class A	(17,705)	(17,338)	(3,927)	(884)	(3,129)	(1,063)
Class B	(1,546)	(2,599)			(241)	(2)
Class C	(14,760)	(16,101)	(2,403)	(101)	(2,300)	(264)
Class I	(618)	(434)	(3,398)	(428)	(853)	(367)
Class R	(83)	(83)

	(34,712)	(36,555)	(9,728)	(1,413)	(6,523)	(1,696)

Capital share transactions:
Proceeds from shares sold:
Class A	60,765	184,563	39,529	108,121	9,237	37,207
Class B	1,552	4,936			134	588
Class C	71,058	200,075	18,504	62,110	4,183	18,319
Class I	11,730	15,868	59,961	118,372	9,977	21,249
Class R	1,883	2,487

	146,988	407,929	117,994	288,603	23,531	77,363

Dividends and distributions reinvested:
Class A	16,590	16,143	3,362	777	2,856	961
Class B	1,400	2,297			209	2
Class C	11,685	12,286	2,026	82	1,783	197
Class I	403	225	2,236	240	315	93
Class R	54	49

	30,132	31,000	7,624	1,099	5,163	1,253

Cost of shares redeemed:
Class A	(113,718)	(216,548)	(47,763)	(62,089)	(28,414)	(45,790)
Class B	(13,107)	(41,778)			(1,704)	(3,842)
Class C	(116,402)	(267,702)	(17,452)	(32,869)	(19,975)	(35,689)
Class I	(5,139)	(7,433)	(33,084)	(29,816)	(9,762)	(18,017)
Class R	(2,765)	(1,514)

	(251,131)	(534,975)	(98,299)	(124,774)	(59,855)	(103,338)

Automatic conversions:
Class A	16,116	35,441	—	—	266	746
Class B	(16,116)	(35,441)			(266)	(746)

	—	—	—	—	—	—

Net increase (decrease) in net assets resulting from capital shares transactions	(74,011)	(96,046)	27,319	164,928	(31,161)	(24,722)

Net increase (decrease) in net assets	28,569	(91,490)	28,249	156,611	(25,838)	(48,758)

Net assets:
Beginning of period/year	$2,150,797	$2,242,287	$433,445	$276,834	$278,049	$326,807

End of period/year	$2,179,366	$2,150,797	$461,694	$433,445	$252,211	$278,049

Undistributed (accumulated) net investment income (loss)	$3,599	$13,387	$689	$3,302	$(793)	$1,277

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period or year ended:

(all amounts in thousands)

Transamerica Asset Allocation—	Transamerica Multi-Manager	Transamerica Multi-Manager
Moderate Portfolio	Alternative Strategies Portfolio	International Portfolio
April 30, 2012 (unaudited)	October 31, 2011	April 30, 2012 (unaudited)	October 31, 2011	April 30, 2012 (unaudited)	October 31, 2011
Share activity:
Shares issued:
Class A	5,184	15,643	4,128	10,915	1,030	3,714
Class B	132	418	15	60
Class C	6,082	17,023	1,945	6,315	481	1,838
Class I	996	1,341	6,263	11,963	1,110	2,122
Class R	161	214

12,555	34,639	12,336	29,193	2,636	7,734

Shares issued-reinvested from distributions:
Class A	1,507	1,400	364	79	358	97
Class B	126	198	26	—	(A)
Class C	1,063	1,069	221	9	224	20
Class I	36	19	243	25	40	9
Class R	5	4

2,737	2,690	828	113	648	126

Shares redeemed:
Class A	(9,708)	(18,400)	(4,993)	(6,308)	(3,182)	(4,678)
Class B	(1,115)	(3,537)	(192)	(393)
Class C	(9,987)	(22,830)	(1,836)	(3,354)	(2,263)	(3,634)
Class I	(438)	(633)	(3,460)	(3,036)	(1,104)	(1,821)
Class R	(237)	(129)

(21,485)	(45,529)	(10,289)	(12,698)	(6,741)	(10,526)

Automatic conversions:
Class A	1,376	3,007	—	—	30	75
Class B	(1,372)	(3,007)	(30)	(75)

4	—	—	—	—	—

Net increase (decrease) in shares outstanding:
Class A	(1,641)	1,650	(501)	4,686	(1,764)	(792)
Class B	(2,229)	(5,928)	(181)	(408)
Class C	(2,842)	(4,738)	330	2,970	(1,558)	(1,776)
Class I	594	727	3,046	8,952	46	310
Class R	(71)	89

(6,189)	(8,200)	2,875	16,608	(3,457)	(2,666)

(A)	Amount rounds to less than $1.

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

FINANCIAL HIGHLIGHTS

For the period or years ended:

	Transamerica Asset Allocation—Conservative Portfolio
	Class A
For a share outstanding throughout each period	April 30, 2012 (unaudited)		October 31, 2011	October 31, 2010	October 31, 2009	October 31, 2008	October 31, 2007
Net asset value
Beginning of period/year	$11.17		$11.22	$10.42	$8.99	$12.40	$11.76
Investment operations
From net investment income(A),(B)	0.18		0.30	0.35	0.40	0.36	0.38
From net realized and unrealized gain (loss) on affiliated investments	0.41		(0.06)	0.83	1.46	(3.21)	0.82

Total from investment operations	0.59		0.24	1.18	1.86	(2.85)	1.20

Distributions
Net investment income	(0.17)		(0.29)	(0.38)	(0.43)	(0.32)	(0.24)
Net realized gains on affiliated investments	—		—	—	—	(0.24)	(0.32)

Total distributions	(0.17)		(0.29)	(0.38)	(0.43)	(0.56)	(0.56)

Net asset value
End of period/year	$11.59		$11.17	$11.22	$10.42	$8.99	$12.40

Total return(C)	5.40	%(D)	2.20%	11.59%	21.76%	(23.86)%	12.06%

Net assets end of period/year (000’s)	$497,356		$489,240	$485,473	$360,558	$268,516	$242,342

Ratio and supplemental data
Expenses to average net assets:(E)
After reimbursement/recapture	0.60	%(F)	0.62%	0.63%	0.65%	0.62%	0.62%
Before reimbursement/recapture	0.60	%(F)	0.62%	0.63%	0.65%	0.62%	0.62%
Net investment income, to average net assets(B)	3.18	%(F)	2.63%	3.28%	4.27%	3.22%	3.18%
Portfolio turnover rate(G)	13	%(D)	31%	16%	27%	10%	32%

	Transamerica Asset Allocation—Conservative Portfolio
	Class B
For a share outstanding throughout each period	April 30, 2012 (unaudited)		October 31, 2011	October 31, 2010	October 31, 2009	October 31, 2008	October 31, 2007
Net asset value
Beginning of period/year	$11.11		$11.17	$10.38	$8.97	$12.36	$11.73

Investment operations
From net investment income(A),(B)	0.14		0.24	0.30	0.35	0.31	0.30
From net realized and unrealized gain (loss) on affiliated investments	0.42		(0.07)	0.80	1.45	(3.22)	0.86

Total from investment operations	0.56		0.17	1.10	1.80	(2.91)	1.16

Distributions
Net investment income	(0.14)		(0.23)	(0.31)	(0.39)	(0.24)	(0.21)
Net realized gains on affiliated investments	—		—	—	—	(0.24)	(0.32)

Total distributions	(0.14)		(0.23)	(0.31)	(0.39)	(0.48)	(0.53)

Net asset value
End of period/year	$11.53		$11.11	$11.17	$10.38	$8.97	$12.36

Total return(C)	5.15	%(D)	1.50%	10.82%	21.01%	(24.36)%	11.34%

Net assets end of period/year (000’s)	$72,271		$80,696	$114,303	$111,706	$93,268	$116,569

Ratio and supplemental data
Expenses to average net assets:(E)
After reimbursement/recapture	1.29	%(F)	1.27%	1.26%	1.28%	1.24%	1.25%
Before reimbursement/recapture	1.29	%(F)	1.27%	1.26%	1.28%	1.24%	1.25%
Net investment income, to average net assets(B)	2.53	%(F)	2.08%	2.81%	3.71%	2.72%	2.59%
Portfolio turnover rate(G)	13	%(D)	31%	16%	27%	10%	32%

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

	Transamerica Asset Allocation—Conservative Portfolio
	Class C
For a share outstanding throughout each period	April 30, 2012 (unaudited)		October 31, 2011	October 31, 2010	October 31, 2009	October 31, 2008	October 31, 2007
Net asset value
Beginning of period/year	$11.09		$11.16	$10.37	$8.96	$12.35	$11.73

Investment operations
From net investment income(A),(B)	0.14		0.23	0.29	0.34	0.29	0.30
From net realized and unrealized gain (loss) on affiliated investments	0.43		(0.06)	0.82	1.46	(3.19)	0.86

Total from investment operations	0.57		0.17	1.11	1.80	(2.90)	1.16

Distributions
Net investment income	(0.15)		(0.24)	(0.32)	(0.39)	(0.25)	(0.22)
Net realized gains on affiliated investments	—		—	—	—	(0.24)	(0.32)

Total distributions	(0.15)		(0.24)	(0.32)	(0.39)	(0.49)	(0.54)

Net asset value
End of period/year	$11.51		$11.09	$11.16	$10.37	$8.96	$12.35

Total return(C)	5.19	%(D)	1.50%	10.92%	21.09%	(24.30)%	11.31%

Net assets end of period/year (000’s)	$594,405		$578,193	$601,625	$488,315	$364,153	$336,981

Ratio and supplemental data
Expenses to average net assets:(E)
After reimbursement/recapture	1.21	%(F)	1.21%	1.22%	1.23%	1.22%	1.22%
Before reimbursement/recapture	1.21	%(F)	1.21%	1.22%	1.23%	1.22%	1.22%
Net investment income, to average net assets(B)	2.55	%(F)	2.04%	2.75%	3.69%	2.61%	2.60%
Portfolio turnover rate(G)	13	%(D)	31%	16%	27%	10%	32%

	Transamerica Asset Allocation—Conservative Portfolio
	Class I
For a share outstanding throughout each period	April 30, 2012 (unaudited)		October 31, 2011	October 31, 2010(H)
Net asset value
Beginning of period/year	$11.19		$11.24	$10.69

Investment operations
From net investment income(A),(B)	0.19		0.32	0.22
From net realized and unrealized gain (loss) on affiliated investments	0.43		(0.04)	0.75

Total from investment operations	0.62		0.28	0.97

Distributions
Net investment income	(0.19)		(0.33)	(0.42)
Net asset value
End of period/year	$11.62		$11.19	$11.24

Total return(C)	5.63	%(D)	2.52%	9.39	%(D)

Net assets end of period/year (000’s)	$19,263		$15,067	$10,813

Ratio and supplemental data
Expenses to average net assets:(E)
After reimbursement/recapture	0.26	%(F)	0.26%	0.28	%(F)
Before reimbursement/recapture	0.26	%(F)	0.26%	0.28	%(F)
Net investment income, to average net assets(B)	3.38	%(F)	2.83%	2.24	%(F)
Portfolio turnover rate(G)	13	%(D)	31%	16	%(D)

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

	Transamerica Asset Allocation—Conservative Portfolio
	Class R
For a share outstanding throughout each period	April 30, 2012 (unaudited)		October 31, 2011	October 31, 2010	October 31, 2009	October 31, 2008	October 31, 2007
Net asset value
Beginning of period/year	$11.24		$11.29	$10.49	$9.05	$12.47	$11.84

Investment operations
From net investment income(A),(B)	0.17		0.28	0.27	0.37	0.35	0.33
From net realized and unrealized gain (loss) on affiliated investments	0.42		(0.07)	0.88	1.49	(3.23)	0.85

Total from investment operations	0.59		0.21	1.15	1.86	(2.88)	1.18

Distributions
Net investment income	(0.16)		(0.26)	(0.35)	(0.42)	(0.30)	(0.23)
Net realized gains on affiliated investments	—		—	—	—	(0.24)	(0.32)

Total distributions	(0.16)		(0.26)	(0.35)	(0.42)	(0.54)	(0.55)

Net asset value
End of period/year	$11.67		$11.24	$11.29	$10.49	$9.05	$12.47

Total return(C)	5.32	%(D)	1.90%	11.23%	21.59%	(23.98)%	11.89%

Net assets end of period/year (000’s)	$2,244		$2,425	$3,061	$1,509	$1,089	$645

Ratio and supplemental data
Expenses to average net assets:(E)
After reimbursement/recapture	0.91	%(F)	0.90%	0.88%	0.89%	0.82%	0.86%
Before reimbursement/recapture	0.91	%(F)	0.90%	0.88%	0.89%	0.82%	0.86%
Net investment income, to average net assets(B)	2.95	%(F)	2.50%	2.56%	3.97%	3.14%	2.71%
Portfolio turnover rate(G)	13	%(D)	31%	16%	27%	10%	32%

	Transamerica Asset Allocation—Growth Portfolio
	Class A
For a share outstanding throughout each period	April 30, 2012 (unaudited)		October 31, 2011	October 31, 2010	October 31, 2009	October 31, 2008	October 31, 2007
Net asset value
Beginning of period/year	$11.49		$11.36	$9.92	$8.87	$15.46	$13.44

Investment operations
From net investment income(A),(B)	0.06		0.07	0.05	0.12	0.15	0.23
From net realized and unrealized gain (loss) on affiliated investments	1.03		0.11	1.48	1.12	(6.29)	2.53

Total from investment operations	1.09		0.18	1.53	1.24	(6.14)	2.76

Distributions
Net investment income	(0.13)		(0.05)	(0.09)	(0.19)	(0.02)	(0.29)
Net realized gains on affiliated investments	—		—	—	—	(0.43)	(0.45)

Total distributions	(0.13)		(0.05)	(0.09)	(0.19)	(0.45)	(0.74)

Net asset value
End of period/year	$12.45		$11.49	$11.36	$9.92	$8.87	$15.46

Total return(C)	9.67	%(D)	1.59%	15.55%	14.46%	(40.75)%	21.35%

Net assets end of period/year (000’s)	$638,107		$610,951	$645,459	$574,500	$495,257	$781,872

Ratio and supplemental data
Expenses to average net assets:(E)
After reimbursement/recapture	0.66	%(F)	0.67%	0.68%	0.73%	0.65%	0.64%
Before reimbursement/recapture	0.66	%(F)	0.67%	0.68%	0.73%	0.65%	0.64%
Net investment income, to average net assets(B)	1.10	%(F)	0.58%	0.45%	1.41%	1.20%	1.62%
Portfolio turnover rate(G)	12	%(D)	30%	10%	47%	12%	18%

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

	Transamerica Asset Allocation—Growth Portfolio
	Class B
For a share outstanding throughout each period	April 30, 2012 (unaudited)		October 31, 2011		October 31, 2010	October 31, 2009	October 31, 2008	October 31, 2007
Net asset value
Beginning of period/year	$11.20		$11.09		$9.70	$8.63	$15.13	$13.17

Investment operations
From net investment income (loss)(A),(B)	0.02		—	(I)	(0.02)	0.07	0.08	0.14
From net realized and unrealized gain (loss) on affiliated investments	1.01		0.11		1.44	1.10	(6.15)	2.47

Total from investment operations	1.03		0.11		1.42	1.17	(6.07)	2.61

Distributions
Net investment income	(0.03)		—		(0.03)	(0.10)	—	(0.20)
Net realized gains on affiliated investments	—		—		—	—	(0.43)	(0.45)

Total distributions	(0.03)		—		(0.03)	(0.10)	(0.43)	(0.65)

Net asset value
End of period/year	$12.20		$11.20		$11.09	$9.70	$8.63	$15.13

Total return(C)	9.25	%(D)	0.99%		14.65%	13.78%	(41.15)%	20.54%

Net assets end of period/year (000’s)	$127,314		$140,909		$184,263	$192,054	$196,817	$368,186

Ratio and supplemental data
Expenses to average net assets:(E)
After reimbursement/recapture	1.38	%(F)	1.36%		1.35%	1.40%	1.30%	1.29%
Before reimbursement/recapture	1.38	%(F)	1.36%		1.35%	1.40%	1.30%	1.29%
Net investment income (loss), to average net assets(B)	0.39	%(F)	(0.02)%		(0.18)%	0.84%	0.67%	1.02%
Portfolio turnover rate(G)	12	%(D)	30%		10%	47%	12%	18%

	Transamerica Asset Allocation—Growth Portfolio
	Class C
For a share outstanding throughout each period	April 30, 2012 (unaudited)		October 31, 2011		October 31, 2010	October 31, 2009	October 31, 2008	October 31, 2007
Net asset value
Beginning of period/year	$11.20		$11.09		$9.69	$8.64	$15.13	$13.18

Investment operations
From net investment income (loss)(A),(B)	0.03		—	(I)	(0.01)	0.08	0.08	0.14
From net realized and unrealized gain (loss) on affiliated investments	1.00		0.11		1.45	1.08	(6.14)	2.48

Total from investment operations	1.03		0.11		1.44	1.16	(6.06)	2.62

Distributions
Net investment income	(0.05)		—		(0.04)	(0.11)	—	(0.22)
Net realized gains on affiliated investments	—		—		—	—	(0.43)	(0.45)

Total distributions	(0.05)		—		(0.04)	(0.11)	(0.43)	(0.67)

Net asset value
End of period/year	$12.18		$11.20		$11.09	$9.69	$8.64	$15.13

Total return(C)	9.29	%(D)	0.99%		14.86%	13.72%	(41.08)%	20.60%

Net assets end of period/year (000’s)	$685,359		$682,872		$774,914	$763,086	$751,881	$1,270,635

Ratio and supplemental data
Expenses to average net assets:(E)
After reimbursement/recapture	1.28	%(F)	1.29%		1.29%	1.33%	1.26%	1.25%
Before reimbursement/recapture	1.28	%(F)	1.29%		1.29%	1.33%	1.26%	1.25%
Net investment income (loss), to average net assets(B)	0.47	%(F)	—	%(J)	(0.12)%	0.90%	0.62%	1.03%
Portfolio turnover rate(G)	12	%(D)	30%		10%	47%	12%	18%

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

	Transamerica Asset Allocation—Growth Portfolio
	Class I
For a share outstanding throughout each period	April 30, 2012 (unaudited)		October 31, 2011	October 31, 2010(H)
Net asset value
Beginning of period/year	$11.53		$11.39	$10.35

Investment operations
From net investment income (loss)(A),(B)	0.08		0.11	(0.02)
From net realized and unrealized gain on affiliated investments	1.02		0.13	1.20

Total from investment operations	1.10		0.24	1.18

Distributions
Net investment income	(0.18)		(0.10)	(0.14)
Net asset value
End of period/year	$12.45		$11.53	$11.39

Total return(C)	9.81	%(D)	2.10%	11.57	%(D)

Net assets end of period/year (000’s)	$18,508		$14,642	$13,112

Ratio and supplemental data
Expenses to average net assets:(E)
After reimbursement/recapture	0.26	%(F)	0.27%	0.30	%(F)
Before reimbursement/recapture	0.26	%(F)	0.27%	0.30	%(F)
Net investment income (loss), to average net assets(B)	1.34	%(F)	0.93%	(0.15	)%(F)
Portfolio turnover rate(G)	12	%(D)	30%	10	%(D)

	Transamerica Asset Allocation—Growth Portfolio
	Class R
For a share outstanding throughout each period	April 30, 2012 (unaudited)		October 31, 2011	October 31, 2010	October 31, 2009	October 31, 2008	October 31, 2007
Net asset value
Beginning of period/year	$11.39		$11.27	$9.85	$8.84	$15.40	$13.43

Investment operations
From net investment income(A),(B)	0.05		0.05	0.01	0.10	0.07	0.13
From net realized and unrealized gain (loss) on affiliated investments	1.03		0.11	1.49	1.12	(6.20)	2.60

Total from investment operations	1.08		0.16	1.50	1.22	(6.13)	2.73

Distributions
Net investment income	(0.10)		(0.04)	(0.08)	(0.21)	—	(0.31)
Net realized gains on affiliated investments	—		—	—	—	(0.43)	(0.45)

Total distributions	(0.10)		(0.04)	(0.08)	(0.21)	(0.43)	(0.76)

Net asset value
End of period/year	$12.37		$11.39	$11.27	$9.85	$8.84	$15.40

Total return(C)	9.65	%(D)	1.45%	15.35%	14.35%	(40.81)%	21.20%

Net assets end of period/year (000’s)	$1,832		$3,722	$3,762	$2,704	$1,570	$884

Ratio and supplemental data
Expenses to average net assets:(E)
After reimbursement/recapture	0.84	%(F)	0.82%	0.84%	0.85%	0.83%	0.68%
Before reimbursement/recapture	0.84	%(F)	0.82%	0.84%	0.85%	0.83%	0.68%
Net investment income, to average net assets(B)	0.85	%(F)	0.44%	0.15%	1.09%	0.57%	0.94%
Portfolio turnover rate(G)	12	%(D)	30%	10%	47%	12%	18%

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

	Transamerica Asset Allocation—Moderate Growth Portfolio
	Class A
	April 30, 2012		October 31,	October 31,	October 31,	October 31,	October 31,
For a share outstanding throughout each period	(unaudited)		2011	2010	2009	2008	2007
Net asset value
Beginning of period/year	$11.55		$11.59	$10.39	$9.20	$14.58	$13.05

Investment operations
From net investment income(A),(B)	0.12		0.19	0.19	0.28	0.26	0.33
From net realized and unrealized gain (loss) on affiliated investments	0.80		(0.06)	1.27	1.25	(5.04)	1.86

Total from investment operations	0.92		0.13	1.46	1.53	(4.78)	2.19

Distributions
Net investment income	(0.17)		(0.17)	(0.23)	(0.34)	(0.19)	(0.34)
Net realized gains on affiliated investments	—		—	—	—	(0.41)	(0.32)
From return of capital	—		—	(0.03)	—	—	—

Total distributions	(0.17)		(0.17)	(0.26)	(0.34)	(0.60)	(0.66)

Net asset value
End of period/year	$12.30		$11.55	$11.59	$10.39	$9.20	$14.58

Total return(C)	8.12	%(D)	1.09%	14.35%	17.47%	(34.01)%	17.48%

Net assets end of period/year (000’s)	$1,226,443		$1,186,790	$1,202,885	$1,044,810	$901,766	$1,295,568

Ratio and supplemental data

Expenses to average net assets:(E)
After reimbursement/recapture	0.61	%(F)	0.62%	0.62%	0.66%	0.60%	0.60%
Before reimbursement/recapture	0.61	%(F)	0.62%	0.62%	0.66%	0.60%	0.60%
Net investment income, to average net assets(B)	1.98	%(F)	1.58%	1.80%	2.99%	2.12%	2.42%
Portfolio turnover rate(G)	18	%(D)	35%	17%	37%	13%	19%

	Transamerica Asset Allocation—Moderate Growth Portfolio
	Class B
	April 30, 2012		October 31,	October 31,	October 31,	October 31,	October 31,
For a share outstanding throughout each period	(unaudited)		2011	2010	2009	2008	2007
Net asset value
Beginning of period/year	$11.50		$11.53	$10.34	$9.12	$14.45	$12.94

Investment operations
From net investment income(A),(B)	0.08		0.12	0.13	0.22	0.19	0.24
From net realized and unrealized gain (loss) on affiliated investments	0.80		(0.07)	1.25	1.24	(5.01)	1.85

Total from investment operations	0.88		0.05	1.38	1.46	(4.82)	2.09

Distributions
Net investment income	(0.06)		(0.08)	(0.16)	(0.24)	(0.10)	(0.26)
Net realized gains on affiliated investments	—		—	—	—	(0.41)	(0.32)
From return of capital	—		—	(0.03)	—	—	—

Total distributions	(0.06)		(0.08)	(0.19)	(0.24)	(0.51)	(0.58)

Net asset value
End of period/year	$12.32		$11.50	$11.53	$10.34	$9.12	$14.45

Total return(C)	7.73	%(D)	0.43%	13.57%	16.69%	(34.44)%	16.69%

Net assets end of period/year (000’s)	$251,614		$283,905	$383,062	$394,275	$389,429	$651,359

Ratio and supplemental data

Expenses to average net assets:(E)
After reimbursement/recapture	1.33	%(F)	1.31%	1.30%	1.33%	1.27%	1.27%
Before reimbursement/recapture	1.33	%(F)	1.31%	1.30%	1.33%	1.27%	1.27%
Net investment income, to average net assets(B)	1.30	%(F)	1.02%	1.19%	2.39%	1.54%	1.78%
Portfolio turnover rate(G)	18	%(D)	35%	17%	37%	13%	19%

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

	Transamerica Asset Allocation—Moderate Growth Portfolio
	Class C
	April 30, 2012		October 31,	October 31,	October 31,	October 31,	October 31,
For a share outstanding throughout each period	(unaudited)		2011	2010	2009	2008	2007
Net asset value
Beginning of period/year	$11.47		$11.50	$10.32	$9.11	$14.45	$12.95

Investment operations
From net investment income(A),(B)	0.08		0.12	0.13	0.22	0.18	0.24
From net realized and unrealized gain (loss) on affiliated investments	0.80		(0.05)	1.25	1.25	(5.00)	1.85

Total from investment operations	0.88		0.07	1.38	1.47	(4.82)	2.09

Distributions
Net investment income	(0.09)		(0.10)	(0.17)	(0.26)	(0.11)	(0.27)
Net realized gains on affiliated investments	—		—	—	—	(0.41)	(0.32)
From return of capital	—		—	(0.03)	—	—	—

Total distributions	(0.09)		(0.10)	(0.20)	(0.26)	(0.52)	(0.59)

Net asset value
End of period/year	$12.26		$11.47	$11.50	$10.32	$9.11	$14.45

Total return(C)	7.74	%(D)	0.56%	13.58%	16.77%	(34.44)%	16.74%

Net assets end of period/year (000’s)	$1,479,401		$1,468,164	$1,606,227	$1,513,954	$1,455,012	$2,098,087

Ratio and supplemental data
Expenses to average net assets:(E)
After reimbursement/recapture	1.25	%(F)	1.25%	1.25%	1.28%	1.23%	1.23%
Before reimbursement/recapture	1.25	%(F)	1.25%	1.25%	1.28%	1.23%	1.23%
Net investment income, to average net assets(B)	1.34	%(F)	0.99%	1.20%	2.43%	1.49%	1.79%
Portfolio turnover rate(G)	18	%(D)	35%	17%	37%	13%	19%

	Transamerica Asset Allocation—Moderate Growth Portfolio
	Class I
	April 30, 2012		October 31,	October 31,
For a share outstanding throughout each period	(unaudited)		2011	2010(H)
Net asset value
Beginning of period/year	$11.58		$11.61	$10.76

Investment operations
From net investment income(A),(B)	0.13		0.21	0.09
From net realized and unrealized gain (loss) on affiliated investments	0.79		(0.03)	1.07

Total from investment operations	0.92		0.18	1.16

Distributions
Net investment income	(0.21)		(0.21)	(0.28)
From return of capital	—		—	(0.03)

Total distributions	(0.21)		(0.21)	(0.31)

Net asset value
End of period/year	$12.29		$11.58	$11.61

Total return(C)	8.21	%(D)	1.54%	11.07	%(D)

Net assets end of period/year (000’s)	$30,659		$23,403	$16,293

Ratio and supplemental data
Expenses to average net assets:(E)
After reimbursement/recapture	0.25	%(F)	0.26%	0.29	%(F)
Before reimbursement/recapture	0.25	%(F)	0.26%	0.29	%(F)
Net investment income, to average net assets(B)	2.20	%(F)	1.74%	0.89	%(F)
Portfolio turnover rate(G)	18	%(D)	35%	17	%(D)

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

	Transamerica Asset Allocation—Moderate Growth Portfolio
	Class R
	April 30, 2012		October 31,	October 31,	October 31,	October 31,	October 31,
For a share outstanding throughout each period	(unaudited)		2011	2010	2009	2008	2007
Net asset value
Beginning of period/year	$11.50		$11.53	$10.36	$9.18	$14.54	$13.05

Investment operations
From net investment income(A),(B)	0.10		0.17	0.15	0.25	0.22	0.24
From net realized and unrealized gain (loss) on affiliated investments	0.80		(0.04)	1.28	1.26	(5.00)	1.93

Total from investment operations	0.90		0.13	1.43	1.51	(4.78)	2.17

Distributions
Net investment income	(0.15)		(0.16)	(0.23)	(0.33)	(0.17)	(0.36)
Net realized gains on affiliated investments	—		—	—	—	(0.41)	(0.32)
From return of capital	—		—	(0.03)	—	—	—

Total distributions	(0.15)		(0.16)	(0.26)	(0.33)	(0.58)	(0.68)

Net asset value
End of period/year	$12.25		$11.50	$11.53	$10.36	$9.18	$14.54

Total return(C)	7.95	%(D)	1.06%	14.08%	17.29%	(34.08)%	17.31%

Net assets end of period/year (000’s)	$5,478		$5,306	$5,413	$2,873	$1,969	$1,983

Ratio and supplemental data
Expenses to average net assets:(E)
After reimbursement/recapture	0.77	%(F)	0.77%	0.79%	0.82%	0.76%	0.67%
Before reimbursement/recapture	0.77	%(F)	0.77%	0.79%	0.82%	0.76%	0.67%
Net investment income, to average net assets(B)	1.75	%(F)	1.43%	1.43%	2.68%	1.74%	1.80%
Portfolio turnover rate(G)	18	%(D)	35%	17%	37%	13%	19%

	Transamerica Asset Allocation—Moderate Portfolio
	Class A
	April 30, 2012		October 31,	October 31,	October 31,	October 31,	October 31,
For a share outstanding throughout each period	(unaudited)		2011	2010	2009	2008	2007
Net asset value
Beginning of period/year	$11.60		$11.59	$10.62	$9.29	$13.69	$12.64

Investment operations
From net investment income(A),(B)	0.16		0.26	0.30	0.36	0.33	0.36
From net realized and unrealized gain (loss) on affiliated investments	0.62		(0.02)	1.04	1.40	(4.05)	1.40

Total from investment operations	0.78		0.24	1.34	1.76	(3.72)	1.76

Distributions
Net investment income	(0.24)		(0.23)	(0.37)	(0.43)	(0.28)	(0.37)
Net realized gains on affiliated investments	—		—	—	—	(0.40)	(0.34)

Total distributions	(0.24)		(0.23)	(0.37)	(0.43)	(0.68)	(0.71)

Net asset value
End of period/year	$12.14		$11.60	$11.59	$10.62	$9.29	$13.69

Total return(C)	6.89	%(D)	2.10%	12.95%	19.99%	(28.41)%	14.51%

Net assets end of period/year (000’s)	$898,162		$877,866	$857,469	$694,532	$545,646	$665,013

Ratio and supplemental data
Expenses to average net assets:(E)
After reimbursement/recapture	0.59	%(F)	0.61%	0.61%	0.63%	0.59%	0.59%
Before reimbursement/recapture	0.59	%(F)	0.61%	0.61%	0.63%	0.59%	0.59%
Net investment income, to average net assets(B)	2.71	%(F)	2.23%	2.78%	3.76%	2.79%	2.83%
Portfolio turnover rate(G)	15	%(D)	30%	16%	30%	12%	23%

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

	Transamerica Asset Allocation—Moderate Portfolio
	Class B
	April 30, 2012		October 31,	October 31,	October 31,	October 31,	October 31,
For a share outstanding throughout each period	(unaudited)		2011	2010	2009	2008	2007
Net asset value
Beginning of period/year	$11.58		$11.55	$10.59	$9.23	$13.59	$12.55

Investment operations
From net investment income(A),(B)	0.12		0.20	0.24	0.30	0.27	0.28
From net realized and unrealized gain (loss) on affiliated investments	0.60		(0.03)	1.02	1.39	(4.05)	1.39

Total from investment operations	0.72		0.17	1.26	1.69	(3.78)	1.67

Distributions
Net investment income	(0.12)		(0.14)	(0.30)	(0.33)	(0.18)	(0.28)
Net realized gains on affiliated investments	—		—	—	—	(0.40)	(0.34)

Total distributions	(0.12)		(0.14)	(0.30)	(0.33)	(0.58)	(0.62)

Net asset value
End of period/year	$12.18		$11.58	$11.55	$10.59	$9.23	$13.59

Total return(C)	6.37	%(D)	1.49%	12.13%	19.16%	(28.87)%	13.73%

Net assets end of period/year (000’s)	$133,379		$152,538	$220,658	$228,151	$223,209	$357,175

Ratio and supplemental data
Expenses to average net assets:(E)
After reimbursement/recapture	1.31	%(F)	1.28%	1.28%	1.30%	1.25%	1.25%
Before reimbursement/recapture	1.31	%(F)	1.28%	1.28%	1.30%	1.25%	1.25%
Net investment income, to average net assets(B)	2.03	%(F)	1.69%	2.24%	3.23%	2.26%	2.21%
Portfolio turnover rate(G)	15	%(D)	30%	16%	30%	12%	23%

	Transamerica Asset Allocation—Moderate Portfolio
	Class C
	April 30, 2012		October 31,	October 31,	October 31,	October 31,	October 31,
For a share outstanding throughout each period	(unaudited)		2011	2010	2009	2008	2007
Net asset value
Beginning of period/year	$11.52		$11.50	$10.55	$9.21	$13.58	$12.55

Investment operations
From net investment income(A),(B)	0.12		0.19	0.24	0.30	0.26	0.28
From net realized and unrealized gain (loss) on affiliated investments	0.61		(0.01)	1.02	1.39	(4.03)	1.39

Total from investment operations	0.73		0.18	1.26	1.69	(3.77)	1.67

Distributions
Net investment income	(0.16)		(0.16)	(0.31)	(0.35)	(0.20)	(0.30)
Net realized gains on affiliated investments	—		—	—	—	(0.40)	(0.34)

Total distributions	(0.16)		(0.16)	(0.31)	(0.35)	(0.60)	(0.64)

Net asset value
End of period/year	$12.09		$11.52	$11.50	$10.55	$9.21	$13.58

Total return(C)	6.46	%(D)	1.50%	12.22%	19.24%	(28.87)%	13.86%

Net assets end of period/year (000’s)	$1,108,437		$1,088,747	$1,142,029	$997,766	$876,977	$1,159,220

Ratio and supplemental data
Expenses to average net assets:(E)
After reimbursement/recapture	1.22	%(F)	1.22%	1.22%	1.24%	1.21%	1.21%
Before reimbursement/recapture	1.22	%(F)	1.22%	1.22%	1.24%	1.21%	1.21%
Net investment income, to average net assets(B)	2.06	%(F)	1.64%	2.21%	3.25%	2.21%	2.21%
Portfolio turnover rate(G)	15	%(D)	30%	16%	30%	12%	23%

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

	Transamerica Asset Allocation—Moderate Portfolio
	Class I
	April 30, 2012		October 31,	October 31,
For a share outstanding throughout each period	(unaudited)		2011	2010(H)
Net asset value
Beginning of period/year	$11.63		$11.61	$10.94

Investment operations
From net investment income(A),(B)	0.17		0.28	0.17
From net realized and unrealized gain on affiliated investments	0.61		0.01	0.91

Total from investment operations	0.78		0.29	1.08

Distributions
Net investment income	(0.28)		(0.27)	(0.41)
Net asset value
End of period/year	$12.13		$11.63	$11.61

Total return(C)	6.94	%(D)	2.53%	10.27	%(D)

Net assets end of period/year (000’s)	$34,685		$26,332	$17,853

Ratio and supplemental data
Expenses to average net assets:(E)
After reimbursement/recapture	0.25	%(F)	0.26%	0.28	%(F)
Before reimbursement/recapture	0.25	%(F)	0.26%	0.28	%(F)
Net investment income, to average net assets(B)	2.83	%(F)	2.42%	1.73	%(F)
Portfolio turnover rate(G)	15	%(D)	30%	16	%(D)

Transamerica Asset Allocation—Moderate Portfolio
Class R
April 30, 2012	October 31,	October 31,	October 31,	October 31,	October 31,
For a share outstanding throughout each period	(unaudited)	2011	2010	2009	2008	2007
Net asset value
Beginning of period/year	$11.54	$11.53	$10.58	$9.28	$13.65	$12.64

Investment operations
From net investment income(A),(B)	0.14	0.23	0.24	0.32	0.28	0.31
From net realized and unrealized gain (loss) on affiliated investments	0.62	–	(I)	1.06	1.42	(4.02)	1.42

Total from investment operations	0.76	0.23	1.30	1.74	(3.74)	1.73

Distributions
Net investment income	(0.21)	(0.22)	(0.35)	(0.44)	(0.23)	(0.38)
Net realized gains on affiliated investments	—	—	—	—	(0.40)	(0.34)

Total distributions	(0.21)	(0.22)	(0.35)	(0.44)	(0.63)	(0.72)

Net asset value
End of period/year	$12.09	$11.54	$11.53	$10.58	$9.28	$13.65

Total return(C)	6.75	%(D)	2.01%	12.60%	19.81%	(28.57)%	14.31%

Net assets end of period/year (000’s)	$4,703	$5,314	$4,278	$2,211	$959	$610

Ratio and supplemental data
Expenses to average net assets:(E)
After reimbursement/recapture	0.82	%(F)	0.82%	0.83%	0.86%	0.87%	0.72%
Before reimbursement/recapture	0.82	%(F)	0.82%	0.83%	0.86%	0.87%	0.72%
Net investment income, to average net assets(B)	2.41	%(F)	2.00%	2.23%	3.38%	2.37%	2.44%
Portfolio turnover rate(G)	15	%(D)	30%	16%	30%	12%	23%

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

	Transamerica Multi-Manager Alternative Strategies Portfolio
	Class A
	April 30, 2012		October 31,	October 31,	October 31,	October 31,	October 31,
For a share outstanding throughout each period	(unaudited)		2011	2010	2009	2008	2007(K)
Net asset value
Beginning of period/year	$9.68		$9.82	$9.35	$8.30	$10.78	$10.00

Investment operations
From net investment income(A),(B)	0.16		0.15	0.14	0.29	0.20	0.05
From net realized and unrealized gain (loss) on affiliated investments	0.06		(0.23)	0.58	1.08	(2.43)	0.73

Total from investment operations	0.22		(0.08)	0.72	1.37	(2.23)	0.78

Distributions
Net investment income	(0.22)		(0.06)	(0.15)	(0.32)	(0.25)	—
From return of capital	—		—	(0.10)	—	—	—

Total distributions	(0.22)		(0.06)	(0.25)	(0.32)	(0.25)	—

Net asset value
End of period/year	$9.68		$9.68	$9.82	$9.35	$8.30	$10.78

Total return(C)	2.41	%(D)	(0.77)%	7.83%	17.21%	(21.08)%	7.80	%(D)

Net assets end of period/year (000’s)	$166,809		$171,567	$128,041	$119,693	$97,482	$38,870

Ratio and supplemental data
Expenses to average net assets:(E)
After reimbursement/recapture	0.73	%(F)	0.76%	0.80%	0.81%	0.84%	0.90	%(F)
Before reimbursement/recapture	0.73	%(F)	0.76%	0.80%	0.81%	0.77%	1.29	%(F)
Net investment income, to average net assets(B)	3.40	%(F)	1.53%	1.51%	3.43%	1.98%	0.58	%(F)
Portfolio turnover rate(G)	4	%(D)	31%	35%	18%	5%	—	%(D),(L)

	Transamerica Multi-Manager Alternative Strategies Portfolio
	Class C
	April 30, 2012		October 31,	October 31,	October 31,	October 31,	October 31,
For a share outstanding throughout each period	(unaudited)		2011	2010	2009	2008	2007(K)
Net asset value
Beginning of period/year	$9.59		$9.73	$9.27	$8.23	$10.72	$10.00

Investment operations
From net investment income (loss)(A),(B)	0.12		0.09	0.08	0.24	0.15	(0.01)
From net realized and unrealized gain (loss) on affiliated investments	0.07		(0.22)	0.57	1.06	(2.42)	0.73

Total from investment operations	0.19		(0.13)	0.65	1.30	(2.27)	0.72

Distributions
Net investment income	(0.16)		(0.01)	(0.09)	(0.26)	(0.22)	—
From return of capital	—		—	(0.10)	—	—	—

Total distributions	(0.16)		(0.01)	(0.19)	(0.26)	(0.22)	—

Net asset value
End of period/year	$9.62		$9.59	$9.73	$9.27	$8.23	$10.72

Total return(C)	2.09	%(D)	(1.35)%	7.12%	16.37%	(21.52)%	7.20	%(D)

Net assets end of period/year (000’s)	$145,083		$141,413	$114,662	$96,376	$89,701	$49,306

Ratio and supplemental data
Expenses to average net assets:(E)
After reimbursement/recapture	1.39	%(F)	1.42%	1.44%	1.45%	1.52%	1.55	%(F)
Before reimbursement/recapture	1.39	%(F)	1.42%	1.44%	1.45%	1.43%	1.99	%(F)
Net investment income (loss), to average net assets(B)	2.66	%(F)	0.91%	0.82%	2.92%	1.53%	(0.07	)%(F)
Portfolio turnover rate(G)	4	%(D)	31%	35%	18%	5%	—	%(D),(L)

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

	Transamerica Multi-Manager Alternative Strategies Portfolio
	Class I
	April 30, 2012		October 31,	October 31,
For a share outstanding throughout each period	(unaudited)		2011	2010(H)
Net asset value
Beginning of period/year	$9.70		$9.84	$9.49

Investment operations
From net investment income(A),(B)	0.17		0.15	0.07
From net realized and unrealized gain (loss) on affiliated investments	0.08		(0.19)	0.57

Total from investment operations	0.25		(0.04)	0.64

Distributions
Net investment income	(0.26)		(0.10)	(0.19)
From return of capital	—		—	(0.10)

Total distributions	(0.26)		(0.10)	(0.29)

Net asset value
End of period/year	$9.69		$9.70	$9.84

Total return(C)	2.69	%(D)	(0.47)%	6.90	%(D)

Net assets end of period/year (000’s)	$149,802		$120,465	$34,131

Ratio and supplemental data
Expenses to average net assets:(E)
After reimbursement/recapture	0.36	%(F)	0.40%	0.50	%(F)
Before reimbursement/recapture	0.36	%(F)	0.40%	0.50	%(F)
Net investment income, to average net assets(B)	3.58	%(F)	1.56%	0.82	%(F)
Portfolio turnover rate(G)	4	%(D)	31%	35	%(D)

	Transamerica Multi-Manager International Portfolio
	Class A
	April 30, 2012		October 31,	October 31,	October 31,	October 31,	October 31,
For a share outstanding throughout each period	(unaudited)		2011	2010	2009	2008	2007
Net asset value
Beginning of period/year	$9.09		$9.84	$8.53	$6.57	$13.24	$10.63

Investment operations
From net investment income(A),(B)	0.17		0.08	0.09	0.17	0.27	0.32
From net realized and unrealized gain (loss) on affiliated investments	0.27		(0.75)	1.33	1.84	(6.53)	2.87

Total from investment operations	0.44		(0.67)	1.42	2.01	(6.26)	3.19

Distributions
Net investment income	(0.25)		(0.08)	(0.11)	(0.05)	(0.32)	(0.58)
Net realized gains on affiliated investments	—		—	—	—	(0.09)	—

Total distributions	(0.25)		(0.08)	(0.11)	(0.05)	(0.41)	(0.58)

Net asset value
End of period/year	$9.28		$9.09	$9.84	$8.53	$6.57	$13.24

Total return(C)	5.33	%(D)	(6.90)%	16.80%	30.86%	(48.61)%	31.30%

Net assets end of period/year (000’s)	$104,049		$118,070	$135,479	$134,751	$103,077	$178,422

Ratio and supplemental data
Expenses to average net assets:(E)
After reimbursement/recapture	0.71	%(F)	0.67%	0.70%	0.74%	0.65%	0.65%
Before reimbursement/recapture	0.71	%(F)	0.67%	0.70%	0.74%	0.65%	0.65%
Net investment income, to average net assets(B)	3.82	%(F)	0.77%	1.04%	2.35%	2.59%	2.78%
Portfolio turnover rate(G)	24	%(D)	13%	11%	32%	38%	1%

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

Transamerica Multi-Manager International Portfolio
Class B
For a share outstanding throughout each period	April 30, 2012 (unaudited)	October 31, 2011	October 31, 2010	October 31, 2009	October 31, 2008	October 31, 2007
Net asset value
Beginning of period/year	$9.00	$9.74	$8.45	$6.50	$13.13	$10.59
Investment operations
From net investment income(A),(B)	0.14	0.01	0.02	0.01	0.21	0.23
From net realized and unrealized gain (loss) on affiliated investments	0.28	(0.75)	1.32	1.94	(6.50)	2.86

Total from investment operations	0.42	(0.74)	1.34	1.95	(6.29)	3.09

Distributions
Net investment income	(0.17)	—	(I)	(0.05)	—	(0.25)	(0.55)
Net realized gains on affiliated investments	—	—	—	—	(0.09)	—

Total distributions	(0.17)	—	(I)	(0.05)	—	(0.34)	(0.55)

Net asset value
End of period/year	$9.25	$9.00	$9.74	$8.45	$6.50	$13.13

Total return(C)	4.94	%(D)	(7.59)%	15.95%	30.00%	(49.04)%	30.32%

Net assets end of period/year (000’s)	$12,058	$13,373	$18,432	$18,010	$15,781	$30,060

Ratio and supplemental data
Expenses to average net assets:(E)
After reimbursement/recapture	1.45	%(F)	1.45%	1.45%	1.45%	1.42%	1.43%
Before reimbursement/recapture	1.57	%(F)	1.48%	1.49%	1.57%	1.42%	1.43%
Net investment income, to average net assets(B)	3.05	%(F)	0.11%	0.19%	0.08%	1.95%	1.98%
Portfolio turnover rate(G)	24	%(D)	13%	11%	32%	38%	1%

Transamerica Multi-Manager International Portfolio
Class C
For a share outstanding throughout each period	April 30, 2012 (unaudited)	October 31, 2011	October 31, 2010	October 31, 2009	October 31, 2008	October 31, 2007
Net asset value
Beginning of period/year	$9.01	$9.75	$8.45	$6.50	$13.13	$10.58
Investment operations
From net investment income(A),(B)	0.14	0.02	0.02	0.03	0.21	0.24
From net realized and unrealized gain (loss) on affiliated investments	0.27	(0.74)	1.33	1.92	(6.49)	2.86

Total from investment operations	0.41	(0.72)	1.35	1.95	(6.28)	3.10

Distributions
Net investment income	(0.18)	(0.02)	(0.05)	—	(0.26)	(0.55)
Net realized gains on affiliated investments	—	—	—	—	(0.09)	—

Total distributions	(0.18)	(0.02)	(0.05)	—	(0.35)	(0.55)

Net asset value
End of period/year	$9.24	$9.01	$9.75	$8.45	$6.50	$13.13

Total return(C)	4.90	%(D)	(7.42)%	16.10%	30.00%	(48.98)%	30.45%

Net assets end of period/year (000’s)	$106,453	$117,858	$144,849	$132,777	$128,742	$250,419

Ratio and supplemental data
Expenses to average net assets:(E)
After reimbursement/recapture	1.38	%(F)	1.34%	1.36%	1.43%	1.31%	1.31%
Before reimbursement/recapture	1.38	%(F)	1.34%	1.36%	1.43%	1.31%	1.31%
Net investment income, to average net assets(B)	3.10	%(F)	0.16%	0.27%	0.50%	2.01%	2.08%
Portfolio turnover rate(G)	24	%(D)	13%	11%	32%	38%	1%

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

	Transamerica Multi-Manager International Portfolio
	Class I
For a share outstanding throughout each period	April 30, 2012 (unaudited)		October 31, 2011	October 31, 2010(H)
Net asset value
Beginning of period/year	$9.11		$9.86	$8.84

Investment operations
From net investment income (loss)(A),(B)	0.17		0.11	(0.02)
From net realized and unrealized gain (loss) on affiliated investments	0.27		(0.74)	1.19

Total from investment operations	0.44		(0.63)	1.17

Distributions
Net investment income	(0.29)		(0.12)	(0.15)
Net asset value
End of period/year	$9.26		$9.11	$9.86

Total return(C)	5.41	%(D)	(6.49)%	13.41	%(D)

Net assets end of period/year (000’s)	$29,651		$28,748	$28,047

Ratio and supplemental data
Expenses to average net assets:(E)
After reimbursement/recapture	0.31	%(F)	0.29%	0.34	%(F)
Before reimbursement/recapture	0.31	%(F)	0.29%	0.34	%(F)
Net investment income (loss), to average net assets(B)	3.82	%(F)	1.12%	(0.21	)%(F)
Portfolio turnover rate(G)	24	%(D)	13%	11	%(D)

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the fund is affected by the timing of the declaration of dividends by the underlying affiliated investment companies in which the fund invests.
(C)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(D)	Not annualized.
(E)	Does not include expenses of the investment companies in which the fund invests.
(F)	Annualized.
(G)	Does not include the portfolio activity of the underlying affiliated funds.
(H)	Commenced operations on November 30, 2009.
(I)	Rounds to less than $0.01 or $(0.01).
(J)	Rounds to less than 0.01% or (0.01)%.
(K)	Commenced operations on December 28, 2006.
(L)	Rounds to less than 1%.

Note: Prior to November 1, 2009, all of the financial highlights were audited by another independent regeistered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

NOTES TO FINANCIAL STATEMENTS

At April 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Transamerica Asset Allocation—Conservative Portfolio, Transamerica Asset Allocation—Growth Portfolio, Transamerica Asset Allocation—Moderate Growth Portfolio, Transamerica Asset Allocation—Moderate Portfolio, Transamerica Multi—Manager Alternative Strategies Portfolio, and Transamerica Multi—Manager International Portfolio (each, a “Fund”; and collectively, the “Funds”) are part of Transamerica Funds.

The Funds, with the exception of Transamerica Multi-Manager Alternative Strategies Portfolio and Transamerica Multi–Manager International Portfolio, currently offer five classes of shares; Class A, Class B, Class C, Class I, and Class R. Transamerica Multi–Manager Alternative Strategies Portfolio currently offers three classes of shares; Class A, Class C, and Class I. Transamerica Multi–Manager International Portfolio currently offers four classes of shares; Class A, Class B, Class C, and Class I. Each class has a public offering price that reflects different sales charges, if any, and expense levels. Class B shares will convert to Class A shares eight years after purchase. Effective July 15, 2010, Class B shares were no longer offered for purchase.

Each Fund, a “fund of fund”, invests a majority of its assets among certain affiliated series of Transamerica Funds (hereafter referred to as “Underlying Funds”). The financial statements of the Underlying Funds, including the Schedules of Investments, should be read in conjunction with the Funds’ financial statements. The Underlying Fund’s shareholder reports are available without charge at www.transamericainvestments.com and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov, or at the SEC’s Public Reference Room in Washington, D.C. The Underlying Funds’ shareholder reports are not covered by this report.

This report should be read in conjunction with the Funds’ current prospectus, which contains more complete information about the Funds, including investment objectives and strategies.

In the normal course of business, the Funds enter into contracts that contain a variety of representations that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

In preparing the Funds’ financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Funds.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Interest income is accrued as earned. Dividend income and capital gain distributions from affiliated investment companies, if any, are recorded on the ex-dividend date. Dividends and net realized gain (loss) from investment securities for the Funds are from investments in shares of affiliated investment companies.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class, based upon net assets. In addition to the non-class specific expenses, each class bears its own specific expenses.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.

Cash overdrafts: Throughout the year, the Funds may have cash overdraft balances. A fee is incurred on these overdrafts by a rate based on the federal funds rate. Expenses from cash overdrafts are included in Other Expenses on the Statements of Operations.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Funds value their investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Transamerica Funds	Page 30	Semi-Annual Report 2012

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 2. (continued)

Level 3—Unobservable inputs, which may include Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-advisor, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Fair value measurements: Descriptions of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment company: Underlying Fund securities are valued at net asset value. These securities are actively traded and no valuation adjustments are applied. They are categorized in Level 1 of the fair value hierarchy.

The hierarchy classifications of inputs used to value the Funds’ investments, at April 30, 2012, are disclosed in the Valuation Summary of the Funds’ Schedules of Investments. Transfers between Levels are considered to have occurred at the end of the reporting period.

There were no significant transfers between Level 1 and Level 2 during the period ended April 30, 2012.

NOTE 3. RELATED PARTY TRANSACTIONS

TAM, the Funds’ investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Funds’ administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Funds’ distributor/principal underwriter. TAM, TFS, and TCI are affiliates of AEGON, NV.

Certain officers and trustees of the Funds are also officers and/or directors of TAM, TFS, and TCI. No interested trustee receives compensation from the Funds.

Because the Underlying Funds have varied expense and fee levels and the Funds may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Funds will vary. The Funds have material ownership interests in the Underlying Funds.

At the commencement of operations of each of these Funds and classes, TAM invested in each Fund. As of April 30, 2012, TAM had investments in the Funds as follows:

Fund Name	Market Value	% of Fund’s Net Assets
Transamerica Multi-Manager Alternative Strategies Portfolio
Class A	$273	0.06%
Class C	264	0.06

Transamerica Funds		Semi-Annual Report 2012

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 3. (continued)

Investment advisory fees: The Funds pay management fees to TAM based on average daily net assets (“ANA”)at the following rates or breakpoints:

Transamerica Asset Allocation—Conservative Portfolio
ANA	0.10%
Transamerica Asset Allocation—Growth Portfolio
ANA	0.10
Transamerica Asset Allocation—Moderate Growth Portfolio
ANA	0.10
Transamerica Asset Allocation—Moderate Portfolio
ANA	0.10
Transamerica Multi-Manager Alternative Strategies Portfolio
First $500 million	0.20
Over $500 million up to $1 billion	0.19
Over $1 billion	0.18
Transamerica Multi-Manager International Portfolio
ANA	0.10

TAM has contractually agreed to waive its advisory fees and/or reimburse the Funds to the extent that total operating expenses, excluding distribution and service fees, extraordinary expenses, and acquired (i.e. underlying) funds’ fees and expenses, exceed the following stated annual limit:

Fund Name	Expense Limit
Transamerica Asset Allocation—Conservative Portfolio	0.45%
Transamerica Asset Allocation—Growth Portfolio	0.45
Transamerica Asset Allocation—Moderate Growth Portfolio	0.45
Transamerica Asset Allocation—Moderate Portfolio	0.45
Transamerica Multi-Manager Alternative Strategies Portfolio	0.55
Transamerica Multi-Manager International Portfolio	0.45

If total Fund expenses, excluding 12b-1 fees and certain extraordinary expenses, fall below the annual expense limitation agreement agreed to by the adviser within the succeeding 36 months following any reimbursement from/by the adviser, the Funds may be required to pay the adviser a portion or all of the previously waived advisory and reimbursed fees.

There were no amounts recaptured for the period ended April 30, 2012.

The following amounts were available for recapture as of April 30, 2012:

Transamerica Multi-Manager International Portfolio	Reimbursement of Class Expenses	Available for Recapture Through
Fiscal Year 2010:
Class B	$7	10/31/2012
Fiscal Year 2011:
Class B	6	10/31/2013

Distribution and service fees: The Funds have 12b-1 distribution plans under the 1940 Act pursuant to which an annual fee, based on ANA, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Funds. Pursuant to the distribution plan, the Trust entered into a distribution agreement with TCI as the Funds’ distributor. The Funds are authorized under the 12b-1 plans to pay fees on each available class up to the following limits: 0.30% for Class A (effective March 1, 2012); 1.00% for Class B; 1.00% for Class C; and 0.50% for Class R. 12b-1 fees are not applicable for Class I. Prior to March 1, 2012, Class A was authorized under the 12b-1 plan to pay a 0.35% fee. Amounts paid are included in the Statements of Operations.

Underwriter commissions relate to front-end sales charges imposed for Class A shares and contingent deferred sales charges from Classes B, Class C, and certain Class A share redemptions. For the period ended April 30, 2012 the underwriter commissions were as follows:

Transamerica Asset Allocation—Conservative Portfolio
Received by Underwriter	$928
Retained by Underwriter	151
Contingent Deferred Sales Charge	84
Transamerica Asset Allocation—Growth Portfolio
Received by Underwriter	$915
Retained by Underwriter	138
Contingent Deferred Sales Charge	99
Transamerica Asset Allocation—Moderate Growth Portfolio
Received by Underwriter	$1,763
Retained by Underwriter	267
Contingent Deferred Sales Charge	240

Transamerica Asset Allocation—Moderate Portfolio
Received by Underwriter	$1,376
Retained by Underwriter	218
Contingent Deferred Sales Charge	150
Transamerica Multi-Manager Alternative Strategies Portfolio
Received by Underwriter	$476
Retained by Underwriter	72
Contingent Deferred Sales Charge	20
Transamerica Multi-Manager International Portfolio
Received by Underwriter	$53
Retained by Underwriter	9
Contingent Deferred Sales Charge	15

Transamerica Funds		Semi-Annual Report 2012

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 3. (continued)

Administrative services: The Funds have entered into an agreement with TFS for financial and legal fund administration services. Effective March 1, 2012, the Fund pays TFS an annual fee of 0.0175% of ANA. Prior to March 1, 2012, the Fund paid TFS an annual fee of 0.0125% of ANA. The Legal fees on the Statements of Operations are fees paid to external legal counsel.

Transfer agent fees: Pursuant to a Transfer Agency Agreement, as amended, the Funds pay TFS a fee for providing transfer agency services. Fees paid and the amounts due to TFS for the period ended April 30, 2012 were as follows:

Fund Name	Fees Paid to TFS	Due to TFS
Transamerica Asset Allocation—Conservative Portfolio	$570	$89
Transamerica Asset Allocation—Growth Portfolio	1,164	197
Transamerica Asset Allocation—Moderate Growth Portfolio	1,797	294
Transamerica Asset Allocation—Moderate Portfolio	1,065	170
Transamerica Multi-Manager Alternative Strategies Portfolio	292	23
Transamerica Multi-Manager International Portfolio	231	35

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), or investment options under Transamerica Partners Institutional Funds and Transamerica Institutional Asset Allocation Funds, as elected by the Trustee.

NOTE 4. INVESTMENT TRANSACTIONS

The cost of affiliated investments purchased and proceeds from affiliated investments sold (excluding short-term securities) for the period ended April 30, 2012 were as follows:

	Purchases of securities:		Proceeds from maturities and sales of securities:
Fund Name	Long-term	U.S. Government	Long-term	U.S. Government
Transamerica Asset Allocation—Conservative Portfolio	$152,121	$—	$154,943	$—
Transamerica Asset Allocation—Growth Portfolio	174,111	—	235,051	—
Transamerica Asset Allocation—Moderate Growth Portfolio	519,828	—	614,143	—
Transamerica Asset Allocation—Moderate Portfolio	333,137	—	367,954	—
Transamerica Multi-Manager Alternative Strategies Portfolio	49,228	—	19,770	—
Transamerica Multi-Manager International Portfolio	61,375	—	73,879	—

NOTE 5. FEDERAL INCOME TAX MATTERS

The Funds have not made any provision for federal income or excise taxes due to their policy to distribute all of their taxable income and capital gains to their shareholders and otherwise qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Funds’ tax positions taken for all open years (2008 – 2010), or expected to be taken in the Funds’ 2011 tax return, and has concluded that no provision for income tax is required in the Funds’ financial statements. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statements of Operations. The Funds identify their major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to different treatment for items including, but not limited to wash sales, net operating losses and capital loss carryforwards.

NOTE 6. SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Funds’ financial statements.

Transamerica Funds		Semi-Annual Report 2012

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS

(unaudited)

A description of the Transamerica Funds’ proxy voting policies and procedures is available in the Statement of Additional Information of the Funds, available without charge upon request by calling 1-888-233-4339 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

In addition, the Funds are required to file Form N-PX, with their complete proxy voting records for the 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) from the Funds, upon request by calling 1-888-233-4339; and (2) on the SEC’s website at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q, which is available on the SEC’s website at http://www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

You may also visit the Trust’s website at www.transamericainvestments.com for this and other information about the Funds and the Trust.

Important Notice Regarding Delivery of Shareholder Documents

Every year we send shareholders informative materials such as the Transamerica Funds Annual Report, the Transamerica Funds Prospectus, and other required documents that keep you informed regarding your Funds. Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday–Friday. Your request will take effect within 30 days.

Transamerica Funds	Page 34	Semi-Annual Report 2012

NOTICE OF PRIVACY POLICY

(unaudited)

Your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.

What Information We Collect and From Whom We Collect It

We may collect nonpublic personal information about you from the following sources:

•	Information we receive from you on applications or other forms, such as your name, address, and account number;

•	Information about your transactions with us, our affiliates, or others, such as your account balance and purchase/redemption history; and

•	Information we receive from non-affiliated third parties, including consumer reporting agencies.

What Information We Disclose and To Whom We Disclose It

We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to persons or companies that perform services on our behalf and to other financial institutions with which we have joint marketing agreements. We will require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.

Our Security Procedures

We restrict access to your nonpublic personal information and only allow disclosures to persons and companies as permitted by law to assist in providing products or services to you. We maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information and to safeguard the disposal of certain consumer information.

If you have any questions about our Privacy Policy, please call 1-888-233-4339 on any business day between 8 a.m. and 7 p.m. Eastern Time.

Note: This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our funds in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.

Transamerica Funds	Page 35	Semi-Annual Report 2012

Customer Service 1-888-233-4339

P.O. Box 9012 • Clearwater, FL 33758-9012

Distributor: Transamerica Capital, Inc.

Open Funds

Semi-Annual Report

April 30, 2012

www.transamericainvestments.com

Customer Service 1-888-233-4339

P.O. Box 9012 • Clearwater, FL 33758-9012

Distributor: Transamerica Capital, Inc.

Dear Fellow Shareholder,

On behalf of Transamerica Funds, we would like to thank you for your continued support and confidence in our products as we look forward to continuing to serve you and your financial adviser in the future. We value the trust you have placed in us.

This semi-annual report is provided to you with the intent of presenting a comprehensive review of the investments of each of your funds. The Securities and Exchange Commission requires that annual and semi-annual reports be sent to all shareholders, and we believe this report to be an important part of the investment process. In addition to providing a comprehensive review, this report also provides a discussion of accounting policies as well as matters presented to shareholders that may have required their vote.

We believe it is important to understand market conditions over the last six months in order to provide a context for reading this report. As the period began in November of 2011, the crisis in Europe had already driven most global asset prices down. Investors were gripped by the fear of both a European Sovereign default and a large European bank failure potentially causing a global banking crisis. In December, the European Central Bank responded by making unlimited loans available to troubled European banks. In turn, these European banks used a portion of this money to purchase Sovereign bonds. The combined effect was to significantly reduce market fear and selling pressure.

Then, in January and February of 2012, economic strength in the United States coincided with temporarily improved economic results in Asia and Europe. Relieved investors jumped back into risky assets, and as a result, equity and bond markets across the globe rallied strongly for the first two months of the year. In March and April, economic weakness in Europe and in China reasserted itself, and as a result, global equities gave up a significant portion of their gains. U.S. economics weakened slightly but remained strong relative to the rest of the world allowing U.S. equities to hold their ground. For the six month period ending April 30, 2012, the Standard & Poor’s 500® Index gained 12.77%, the Morgan Stanley Capital International–Europe, Australasia, and Far East Index gained 2.71%, and the Barclays U.S. Aggregate Bond Index gained 2.44%. Please keep in mind it is important to maintain a diversified portfolio as investment returns have historically been difficult to predict.

In addition to your active involvement in the investment process, we firmly believe that a financial adviser is a key resource to help you build a complete picture of your current and future financial needs. Financial advisers are familiar with the market’s history, including long-term returns and volatility of various asset classes. With your financial adviser, you can develop an investment program that incorporates factors such as your goals, your investment timeline, and your risk tolerance.

Please contact your financial adviser if you have any questions about the contents of this report, and thanks again for the confidence you have placed in us.

Sincerely,

Thomas A. Swank	Christopher A. Staples
President & Chief Executive Officer	Vice President & Chief Investment Officer
Transamerica Funds	Transamerica Funds

Understanding Your Funds’ Expenses

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions and redemption fees; and (2) ongoing costs, including management fees, dividend expense on short-sales, and other fund expenses.

The following examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in the funds and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an investment of $1,000 invested at November 1, 2011 and held for the entire period until April 30, 2012.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses could have included a $15 annual fee. The amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

HYPOTHETICAL EXAMPLES FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not a part of the advisory and administrative fees. Examples of such fees and expenses of the trustees and their counsel, extraordinary expenses, and interest expense.

		Actual Expenses			Hypothetical Expenses (A)
Fund Name(B)	Beginning Account Value	Ending Account Value	Expenses Paid During Period(C)		Ending Account Value	Expenses Paid During Period(C)	Annualized Expense Ratio
Transamerica Capital Growth
Class A	$1,000.00	$1,103.20	$8.00		$1,017.26	$7.67	1.53%
Class B	1,000.00	1,100.20	11.49		1,013.92	11.02	2.20
Class C	1,000.00	1,100.30	11.02		1,014.37	10.57	2.11
Class I	1,000.00	1,106.10	4.97		1,020.14	4.77	0.95
Class I2	1,000.00	1,107.50	4.40		1,020.69	4.22	0.84
Transamerica Diversified Equity
Class A	1,000.00	1,119.80	7.85		1,017.45	7.47	1.49
Class B	1,000.00	1,115.90	11.42		1,014.07	10.87	2.17
Class C	1,000.00	1,115.30	11.41		1,014.07	10.87	2.17
Class I	1,000.00	1,122.10	4.64		1,020.49	4.42	0.88
Class I2	1,000.00	1,123.10	4.12		1,020.98	3.92	0.78
Class T	1,000.00	1,042.20	2.30	(D)	1,019.74	5.17	1.03
Transamerica Emerging Markets Debt
Class A	1,000.00	1,096.40	6.46		1,018.70	6.22	1.24
Class C	1,000.00	1,093.00	9.89		1,015.42	9.52	1.90
Class I	1,000.00	1,097.90	5.01		1,020.09	4.82	0.96
Class I2	1,000.00	1,098.40	4.23		1,020.84	4.07	0.81
Transamerica Flexible Income
Class A	1,000.00	1,057.20	4.81		1,020.19	4.72	0.94
Class B	1,000.00	1,052.70	9.34		1,015.76	9.17	1.83
Class C	1,000.00	1,053.00	8.37		1,016.71	8.22	1.64
Class I	1,000.00	1,057.90	3.43		1,021.53	3.37	0.67
Class I2	1,000.00	1,058.50	2.92		1,022.03	2.87	0.57
Transamerica Growth Opportunities
Class A	1,000.00	1,060.10	8.86		1,016.26	8.67	1.73
Class B	1,000.00	1,055.90	12.17		1,013.03	11.91	2.38
Class C	1,000.00	1,055.50	11.65		1,013.53	11.41	2.28
Class I	1,000.00	1,062.80	4.97		1,020.04	4.87	0.97
Class I2	1,000.00	1,064.20	4.41		1,020.59	4.32	0.86
Transamerica High Yield Bond
Class A	1,000.00	1,077.30	5.63		1,019.44	5.47	1.09
Class B	1,000.00	1,073.10	9.54		1,015.66	9.27	1.85
Class C	1,000.00	1,072.90	9.02		1,016.16	8.77	1.75
Class I	1,000.00	1,078.60	3.98		1,021.03	3.87	0.77
Class I2	1,000.00	1,078.90	3.46		1,021.53	3.37	0.67

Transamerica Funds		Semi-Annual Report 2012

Understanding Your Funds’ Expenses (continued)

(unaudited)

		Actual Expenses			Hypothetical Expenses (A)
Fund Name(B)	Beginning Account Value	Ending Account Value	Expenses Paid During Period(C)		Ending Account Value	Expenses Paid During Period(C)	Annualized Expense Ratio
Transamerica International Bond
Class A	$1,000.00	$1,007.90	$1.73	(E)	$1,019.64	$5.27	1.05%
Class C	1,000.00	1,006.50	2.88	(E)	1,016.16	8.77	1.75
Class I	1,000.00	1,008.20	1.23	(E)	1,021.13	3.77	0.75
Class I2	1,000.00	1,007.60	3.29		1,021.58	3.32	0.66
Transamerica International Equity
Class A	1,000.00	1,069.00	7.41		1,017.70	7.22	1.44
Class C	1,000.00	1,066.70	10.53		1,014.67	10.27	2.05
Class I	1,000.00	1,070.80	5.51		1,019.54	5.37	1.07
Class I2	1,000.00	1,071.50	4.94		1,020.09	4.82	0.96
Transamerica Money Market
Class A	1,000.00	1,000.00	1.34		1,023.52	1.36	0.27
Class B	1,000.00	1,000.00	1.34		1,023.52	1.36	0.27
Class C	1,000.00	1,000.00	1.29		1,023.57	1.31	0.26
Class I	1,000.00	1,000.10	1.19		1,023.67	1.21	0.24
Class I2	1,000.00	1,000.20	1.09		1,023.77	1.11	0.22
Transamerica Multi-Managed Balanced
Class A	1,000.00	1,084.70	7.93		1,017.26	7.67	1.53
Class B	1,000.00	1,079.80	12.51		1,012.83	12.11	2.42
Class C	1,000.00	1,081.50	10.71		1,014.57	10.37	2.07
Class I	1,000.00	1,087.20	5.40		1,019.69	5.22	1.04
Transamerica Quality Value
Class A	1,000.00	1,110.50	6.24		1,018.95	5.97	1.19
Class C	1,000.00	1,106.00	9.84		1,015.51	9.42	1.88
Class I	1,000.00	1,111.90	4.46		1,020.64	4.27	0.85
Class I2	1,000.00	1,112.30	3.89		1,021.18	3.72	0.74
Transamerica Short-Term Bond
Class A	1,000.00	1,029.00	4.14		1,020.79	4.12	0.82
Class C	1,000.00	1,025.10	8.01		1,016.96	7.97	1.59
Class I	1,000.00	1,030.20	3.18		1,021.73	3.17	0.63
Class I2	1,000.00	1,031.70	2.68		1,022.23	2.66	0.53
Transamerica Small/Mid Cap Value
Class A	1,000.00	1,123.90	7.45		1,017.85	7.07	1.41
Class B	1,000.00	1,120.70	10.97		1,014.52	10.42	2.08
Class C	1,000.00	1,120.40	10.70		1,014.77	10.17	2.03
Class I	1,000.00	1,126.00	5.13		1,020.04	4.87	0.97
Class I2	1,000.00	1,127.70	4.60		1,020.54	4.37	0.87
Transamerica Tactical Income
Class A	1,000.00	1,044.00	4.68	(F)	1,020.29	4.62	0.92
Class C	1,000.00	1,039.70	8.47	(F)	1,016.56	8.37	1.67
Class I	1,000.00	1,044.70	3.41	(F)	1,021.53	3.37	0.67

(A)	5% return per year before expenses.
(B)	See the notes to the financial statements for information regarding name changes for the funds.
(C)

Expenses are calculated using the fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(D)

Expenses are calculated using the fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (80 days), and divided by the number of days in the year (366 days).

(E)

Expenses are calculated using the fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (60 days), and divided by the number of days in the year (366 days).

(F)

Expenses are calculated using the fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days), and divided by the number of days in the year (366 days).

Transamerica Funds		Semi-Annual Report 2012

Schedules of Investments Composition

At April 30, 2012

(The following charts summarize the Schedule of Investments of each fund by asset type.)

(unaudited)

Transamerica Capital Growth	% of Net Assets
Common Stocks	95.4%
Securities Lending Collateral	13.2
Repurchase Agreement	4.6
Preferred Stock	0.6
Other Assets and Liabilities—Net	(13.8)

Total	100.0%

Transamerica Diversified Equity	% of Net Assets
Common Stocks	99.9%
Securities Lending Collateral	4.5
Repurchase Agreement	0.0	(A)
Other Assets and Liabilities—Net	(4.4)

Total	100.0%

Transamerica Emerging Markets Debt	% of Net Assets
Foreign Government Obligations	55.9%
Corporate Debt Securities	39.4
Securities Lending Collateral	24.4
Repurchase Agreement	2.2
Other Assets and Liabilities—Net	(21.9	)(B)

Total	100.0%

Transamerica Flexible Income	% of Net Assets
Corporate Debt Securities	62.9%
Securities Lending Collateral	11.7
Mortgage-Backed Securities	9.0
U.S. Government Obligations	6.9
Repurchase Agreement	5.0
Foreign Government Obligations	4.0
Asset-Backed Securities	2.8
Preferred Corporate Debt Securities	1.7
Preferred Stocks	1.5
Municipal Government Obligations	1.4
Common Stock	1.1
Warrant	0.6
Loan Assignment	0.6
Convertible Preferred Stock	0.5
Convertible Bonds	0.4
U.S. Government Agency Obligation	0.3
Other Assets and Liabilities—Net	(10.4)

Total	100.0%

Transamerica Growth Opportunities	% of Net Assets
Common Stocks	98.3%
Securities Lending Collateral	21.8
Preferred Stocks	0.7
Repurchase Agreement	0.6
Convertible Preferred Stock	0.4
Other Assets and Liabilities—Net	(21.8)

Total	100.0%

Transamerica High Yield Bond	% of Net Assets
Corporate Debt Securities	90.2%
Securities Lending Collateral	17.7
Repurchase Agreement	4.9
Preferred Stocks	2.5
Common Stocks	0.6
Structured Notes Debt	0.4
Warrants	0.0	(A)
Other Assets and Liabilities—Net	(16.3)

Total	100.0%

Transamerica International Bond	% of Net Assets
Foreign Government Obligations	70.8%
Corporate Debt Securities	22.3
Mortgage-Backed Security	1.4
Repurchase Agreement	0.2
Other Assets and Liabilities—Net	5.3	(B)

Total	100.0%

Transamerica International Equity	% of Net Assets
Common Stocks	94.8%
Securities Lending Collateral	12.1
Repurchase Agreement	4.0
Preferred Stock	0.5
Other Assets and Liabilities—Net	(11.4)

Total	100.0%

Transamerica Money Market	% of Net Assets
Commercial Paper	67.1%
Repurchase Agreements	19.7
Certificates of Deposit	7.7
Short-Term U.S. Government Obligations	5.6
Other Assets and Liabilities—Net	(0.1)

Total	100.0%

Transamerica Multi-Managed Balanced	% of Net Assets
Common Stocks	60.7%
Securities Lending Collateral	18.3
U.S. Government Agency Obligations	15.2
Corporate Debt Securities	10.9
Mortgage-Backed Securities	5.6
U.S. Government Obligations	5.4
Investment Company	3.8
Asset-Backed Securities	2.3
Repurchase Agreement	0.7
Foreign Government Obligations	0.5
Preferred Corporate Debt Securities	0.2
Preferred Stock	0.0	(A)
Purchased Options	0.0	(A)
Other Assets and Liabilities—Net	(23.6	)(B)

Total	100.0%

Transamerica Funds		Semi-Annual Report 2012

Schedules of Investments Composition (continued)

At April 30, 2012

(The following charts summarize the Schedule of Investments of each fund by asset type.)

(unaudited)

Transamerica Quality Value	% of Net Assets
Common Stocks	98.8%
Securities Lending Collateral	1.7
Repurchase Agreement	1.3
Other Assets and Liabilities—Net	(1.8)

Total	100.0%

Transamerica Short-Term Bond	% of Net Assets
Corporate Debt Securities	61.5%
Mortgage-Backed Securities	25.5
Asset-Backed Securities	6.3
Securities Lending Collateral	3.3
Loan Assignments	3.0
Repurchase Agreement	1.9
Municipal Government Obligation	0.7
U.S. Government Agency Obligation	0.0	(A)
Other Assets and Liabilities—Net	(2.2)

Total	100.0%

(A)	Amount rounds to less than 0.1%
(B)

The Other Assets and Liabilities—Net category may include, but is not limited to Forward Foreign Currency Contracts, Futures Contracts, Swap Agreements, Written Options and Swaptions, Securities Sold Short, and Cash Collateral.

Transamerica Small/Mid Cap Value	% of Net Assets
Common Stocks	96.9%
Securities Lending Collateral	13.0
Repurchase Agreement	2.5
Other Assets and Liabilities—Net	(12.4)

Total	100.0%

Transamerica Tactical Income	% of Net Assets
Investment Companies	94.1%
Repurchase Agreement	4.2
Other Assets and Liabilities—Net	1.7

Total	100.0%

Transamerica Funds		Semi-Annual Report 2012

Transamerica Capital Growth

(formerly, Transamerica Morgan Stanley Capital Growth)

SCHEDULE OF INVESTMENTS

At April 30, 2012

(unaudited)

	Shares	Value (000’s)
PREFERRED STOCK—0.6%
Automobiles—0.6%
Better Place Series C ‡ ə § r	1,099,962	$4,444
Total Preferred Stock (cost $4,994)
COMMON STOCKS—95.4%
Air Freight & Logistics—1.5%
Expeditors International of Washington, Inc.	293,838	11,754
Capital Markets—1.5%
Charles Schwab Corp. ^	626,735	8,962
Goldman Sachs Group, Inc.	23,082	2,658
Chemicals—2.6%
Monsanto Co.	271,442	20,678
Commercial Services & Supplies—3.5%
Edenred	866,086	27,664
Communications Equipment—3.7%
Motorola Solutions, Inc.	572,051	29,192
Computers & Peripherals—11.3%
Apple, Inc. ‡	151,029	88,237
Distributors—1.8%
Li & Fung, Ltd. ^	6,740,000	14,421
Diversified Financial Services—6.4%
Bank of America Corp.	351,574	2,851
BM&FBovespa SA	2,081,074	11,703
Citigroup, Inc.	86,821	2,869
CME Group, Inc.—Class A	38,561	10,250
Leucadia National Corp. ^	458,638	11,402
MSCI, Inc.—Class A ‡^	316,851	11,594
Electrical Equipment—0.3%
First Solar, Inc. ‡^	118,629	2,183
Food Products—3.1%
Mead Johnson Nutrition Co.—Class A	281,715	24,104
Health Care Equipment & Supplies—3.8%
Intuitive Surgical, Inc. ‡	52,073	30,109
Hotels, Restaurants & Leisure—4.8%
Las Vegas Sands Corp.	218,045	12,099
Starbucks Corp.	224,501	12,882
Yum! Brands, Inc.	173,811	12,641
Insurance—0.4%
American International Group, Inc. ‡	99,934	3,401
Internet & Catalog Retail—13.5%
Amazon.com, Inc. ‡	308,817	71,615
Groupon, Inc.—Class A ‡^	448,497	4,803
NetFlix, Inc. ‡^w	77,740	6,230
priceline.com, Inc. ‡	30,382	23,115
Internet Software & Services—16.1%
Baidu, Inc. ADR ‡	176,037	23,360
eBay, Inc. ‡	319,433	13,113
Facebook, Inc.—Class B ‡ ə § r	764,836	24,023
Google, Inc.—Class A ‡	68,369	41,380
Linkedin Corp.—Class A ‡^	133,008	14,425
Yandex NV—Class A ‡^	388,312	9,211
Life Sciences Tools & Services—1.7%
Illumina, Inc. ‡^	300,996	13,403
Media—3.2%
McGraw-Hill Cos., Inc.	240,507	11,826
Naspers, Ltd.—Class N	227,189	13,691
Metals & Mining—1.0%
Molycorp, Inc. ‡^	294,672	7,974
Oil, Gas & Consumable Fuels—2.2%
Range Resources Corp.	136,018	9,067
Ultra Petroleum Corp. ‡^	401,481	7,933
Pharmaceuticals—1.8%
Valeant Pharmaceuticals International, Inc. ‡	251,397	13,985

	Shares	Value (000’s)
Real Estate Management & Development—3.4%
Brookfield Asset Management, Inc.—Class A ^	809,475	$26,696
Semiconductors & Semiconductor Equipment—1.5%
ARM Holdings PLC ADR ^	402,329	10,191
NVIDIA Corp. ‡	141,771	1,843
Software—4.6%
Salesforce.com, Inc. ‡^	132,143	20,579
VMware, Inc.—Class A ‡	70,430	7,868
Zynga, Inc.—Class A ‡^	964,143	8,041
Trading Companies & Distributors—1.7%
Fastenal Co. ^	286,740	13,425

Total Common Stocks (cost $650,299)		749,451

SECURITIES LENDING COLLATERAL—13.2%
State Street Navigator Securities Lending Trust—Prime Portfolio, 0.29% ▲	103,625,418	103,625
Total Securities Lending Collateral (cost $103,625)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT—4.6%
State Street Bank & Trust Co. 0.03% ▲, dated 04/30/2012, to be repurchased at $36,509 on 05/01/2012. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 12/01/2026, and with a value of $37,241.	$36,509	36,509
Total Repurchase Agreement (cost $36,509)

Total Investment Securities (cost $795,427) P		894,029
Other Assets and Liabilities—Net		(108,228)

Net Assets		$785,801

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica Capital Growth

(formerly, Transamerica Morgan Stanley Capital Growth)

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2012

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

‡	Non-income producing security.
ə	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is $28,467, or 3.62% of the fund’s net assets.
§	Illiquid. Total aggregate market value of illiquid securities is $28,467, or 3.62% of the fund’s net assets.
r	Restricted. At 04/30/2012, the fund owned the respective securities (representing 3.62% of the fund’s net assets) which were restricted to public resale:

Description	Date of Acquisition	Shares*	Cost	Fair Value	Fair Value Per Share*
Better Place, Series C	11/11/2011	1,099,962	$4,994	$4,444	$4.04
Facebook, Inc.—Class B	03/06/2012	764,836	23,327	24,023	3.14

*	Amount not in thousands.
^	All or a portion of this security is on loan. The value of all securities on loan is $100,975.
▲	Rate shown reflects the yield at 04/30/2012.
P	Aggregate cost for federal income tax purposes is $795,427. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $132,090 and $33,488, respectively. Net unrealized appreciation for tax purposes is $98,602.

DEFINITION:

ADR	American Depositary Receipt

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value at 04/30/2012
Common Stocks	$636,101	$89,327	$24,023	$749,451
Preferred Stock	—	—	4,444	4,444
Repurchase Agreement	—	36,509	—	36,509
Securities Lending Collateral	103,625	—	—	103,625

Total	$739,726	$125,836	$28,467	$894,029

Level 3 Rollforward—Investment Securities

Securities	Beginning Balance at 10/31/2011	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) ƒ	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 04/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 04/30/2012 ƒ
Common Stocks	$—	$23,327	$—	$—	$—	$696	$—	$—	$24,023	$696
Preferred Stocks	—	4,994	—	—	—	(550)	—	—	4,444	(550)

Total	$—	$28,321	$—	$—	$—	$146	$—	$—	$28,467	$146

'	See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
ƒ	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 04/30/2012 may be due to an investment no longer held or categorized as Level 3 at period end.

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica Diversified Equity

(formerly, Transamerica WMC Diversified Equity)

SCHEDULE OF INVESTMENTS

At April 30, 2012

(unaudited)

	Shares	Value (000’s)
COMMON STOCKS—99.9%
Aerospace & Defense—2.2%
Boeing Co.	255,582	$19,628
Honeywell International, Inc.	274,374	16,644
Beverages—2.6%
Coca-Cola Co.	565,137	43,131
Biotechnology—5.3%
Amgen, Inc.	446,244	31,733
Biogen Idec, Inc. ‡	142,185	19,054
Celgene Corp. ‡	275,356	20,079
Gilead Sciences, Inc. ‡	295,045	15,345
Chemicals—1.5%
CF Industries Holdings, Inc.	54,966	10,612
Sherwin-Williams Co.	112,193	13,494
Communications Equipment—8.2%
Cisco Systems, Inc.	3,898,586	78,556
Emulex Corp. ‡	790,640	6,863
F5 Networks, Inc. ‡	105,217	14,092
QUALCOMM, Inc.	503,514	32,144
Riverbed Technology, Inc. ‡^	129,650	2,558
Computers & Peripherals—14.1%
Apple, Inc. ‡	221,621	129,481
Dell, Inc. ‡	774,612	12,680
EMC Corp. ‡	1,940,986	54,756
NetApp, Inc. ‡	387,924	15,063
QLogic Corp. ‡^	1,119,416	19,310
SanDisk Corp. ‡	33,646	1,245
Consumer Finance—1.2%
American Express Co.	323,879	19,501
Diversified Consumer Services—1.1%
Apollo Group, Inc.—Class A ‡	182,509	6,428
ITT Educational Services, Inc. ‡^	188,440	12,441
Energy Equipment & Services—3.7%
Core Laboratories NV ^	103,590	14,190
Diamond Offshore Drilling, Inc. ^	270,574	18,548
National Oilwell Varco, Inc.	176,930	13,404
Oceaneering International, Inc.	273,737	14,133
Food & Staples Retailing—2.1%
Costco Wholesale Corp.	196,213	17,300
Wal-Mart Stores, Inc.	304,235	17,923
Food Products—0.2%
Green Mountain Coffee Roasters, Inc. ‡^	51,141	2,493
Health Care Equipment & Supplies—2.2%
Edwards Lifesciences Corp. ‡	106,919	8,871
Hologic, Inc. ‡	636,229	12,165
Intuitive Surgical, Inc. ‡	26,897	15,552
Health Care Providers & Services—3.6%
Aetna, Inc.	254,046	11,188
AmerisourceBergen Corp.—Class A	203,780	7,583
Cardinal Health, Inc.	176,642	7,467
UnitedHealth Group, Inc.	583,689	32,774
Hotels, Restaurants & Leisure—2.0%
Starbucks Corp.	331,890	19,044
Yum! Brands, Inc.	187,858	13,663
Industrial Conglomerates—1.3%
General Electric Co.	434,470	8,507
Tyco International, Ltd.	221,993	12,460
Internet & Catalog Retail—1.6%
Amazon.com, Inc. ‡	43,538	10,096
priceline.com, Inc. ‡	21,946	16,697
Internet Software & Services—4.7%
eBay, Inc. ‡	627,078	25,742
Google, Inc.—Class A ‡	49,820	30,152
IAC/InterActiveCorp ^	427,019	20,561

	Shares	Value (000’s)
IT Services—4.1%
Cognizant Technology Solutions Corp.—Class A ‡	67,642	$4,960
International Business Machines Corp.	300,765	62,282
Life Sciences Tools & Services—1.7%
Bruker Corp. ‡	443,387	6,664
Life Technologies Corp. ‡	150,728	6,988
Waters Corp. ‡	169,144	14,227
Machinery—3.8%
Caterpillar, Inc.	273,646	28,123
Cummins, Inc.	73,416	8,504
Dover Corp.	113,944	7,140
Joy Global, Inc.	96,033	6,796
Parker Hannifin Corp.	133,692	11,723
Media—2.4%
News Corp.—Class A	511,452	10,024
Omnicom Group, Inc.	429,996	22,064
Sirius XM Radio, Inc. ‡	3,243,048	7,329
Metals & Mining—0.4%
Cliffs Natural Resources, Inc.	37,036	2,306
Freeport-McMoRan Copper & Gold, Inc.	55,874	2,140
Walter Energy, Inc.	36,685	2,432
Multiline Retail—0.9%
Dollar Tree, Inc. ‡	149,559	15,204
Oil, Gas & Consumable Fuels—4.7%
Exxon Mobil Corp.	548,149	47,327
Occidental Petroleum Corp.	167,220	15,254
Valero Energy Corp.	574,540	14,191
Pharmaceuticals—1.3%
Abbott Laboratories	346,549	21,507
Semiconductors & Semiconductor Equipment—3.6%
Altera Corp.	660,524	23,494
Analog Devices, Inc.	268,306	10,459
Intersil Corp.—Class A	62,819	645
KLA-Tencor Corp.	128,058	6,678
Xilinx, Inc.	511,697	18,616
Software—9.2%
Autodesk, Inc. ‡	243,224	9,576
BMC Software, Inc. ‡	169,399	6,989
Check Point Software Technologies, Ltd. ‡^	241,940	14,064
Citrix Systems, Inc. ‡	95,061	8,138
Microsoft Corp.	2,353,038	75,344
Oracle Corp.	724,164	21,283
Red Hat, Inc. ‡	185,833	11,078
Symantec Corp. ‡	349,885	5,780
Specialty Retail—5.8%
Bed Bath & Beyond, Inc. ‡	184,645	12,997
Buckle, Inc. ^	212,511	9,814
Lowe’s Cos., Inc.	377,052	11,866
O’Reilly Automotive, Inc. ‡	123,621	13,037
PetSmart, Inc.	280,672	16,351
Ross Stores, Inc.	258,339	15,911
TJX Cos., Inc.	354,630	14,792
Textiles, Apparel & Luxury Goods—1.9%
Coach, Inc.	214,146	15,667
Lululemon Athletica, Inc. ‡	105,299	7,807
Ralph Lauren Corp.—Class A	44,490	7,664
Tobacco—2.5%
Philip Morris International, Inc.	455,159	40,741

Total Common Stocks (cost $1,282,980)		1,641,327

SECURITIES LENDING COLLATERAL—4.5%
State Street Navigator Securities Lending Trust—Prime Portfolio, 0.29% ▲	73,108,041	73,108
Total Securities Lending Collateral (cost $73,108)

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica Diversified Equity

(formerly, Transamerica WMC Diversified Equity)

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT—0.0% ¥
State Street Bank & Trust Co. 0.03% ▲ , dated 04/30/2012, to be repurchased at $237 on 05/01/2012. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 12/01/2026, and with a value of $244.	$237	$237
Total Repurchase Agreement (cost $237)

Total Investment Securities (cost $1,356,325) P		1,714,672
Other Assets and Liabilities—Net		(72,638)

Net Assets		$1,642,034

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

‡	Non-income producing security.
^	All or a portion of this security is on loan. The value of all securities on loan is $71,487.
▲	Rate shown reflects the yield at 04/30/2012.
¥	Percentage rounds to less than 0.1%.
P	Aggregate cost for federal income tax purposes is $1,356,325. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $377,151 and $18,804, respectively. Net unrealized appreciation for tax purposes is $358,347.

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value at 04/30/2012
Common Stocks	$1,641,327	$—	$—	$1,641,327
Repurchase Agreement	—	237	—	237
Securities Lending Collateral	73,108	—	—	73,108

Total	$1,714,435	$237	$—	$1,714,672

'	See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica Emerging Markets Debt

(formerly, Transamerica Logan Circle Emerging Markets Debt)

SCHEDULE OF INVESTMENTS

At April 30, 2012

(unaudited)

	Principal (000’s)		Value (000’s)
FOREIGN GOVERNMENT OBLIGATIONS — 55.9%
Argentina—4.8%
Argentina Boden Bonds 7.00%, 10/03/2015		$1,010	$909
Argentina Bonar Bond 7.00%, 04/17/2017		1,000	811
Argentine Republic Government International Bond 7.82%, 12/31/2033 *	EUR	1,313	1,017
8.28%, 12/31/2033 ^		$1,634	1,168
Province of Salta Argentina 9.50%, 03/16/2022—144A		765	666
Republic of Argentina 1.33%, 12/31/2038 ^		2,650	894
Belarus—0.5%
Republic of Belarus—Reg S 8.75%, 08/03/2015 ^		600	567
Brazil—1.6%
Brazilian Government International Bond 8.50%, 01/05/2024 ^	BRL	3,600	1,922
Cayman Islands—1.1%
Government of the Cayman Islands 5.95%, 11/24/2019—144A		$1,200	1,307
Chile—2.2%
Republic of Chile 5.50%, 08/05/2020	CLP	1,256,000	2,693
Colombia—1.7%
Republic of Colombia 12.00%, 10/22/2015	COP	2,800,000	1,985
Cote d’Ivoire—1.0%
Ivory Coast Government International Bond 3.75%, 12/31/2032—144A Џ ‡		$1,650	1,139
Croatia—1.8%
Croatia Government International Bond 6.25%, 04/27/2017—144A ^		2,050	2,074
Dominican Republic—1.7%
Republic of The Dominican Republic 7.50%, 05/06/2021—144A		1,950	2,054
Indonesia—2.1%
Indonesia Government International Bond 4.88%, 05/05/2021—144A		1,050	1,129
5.25%, 01/17/2042—144A ^		1,300	1,331
Latvia—1.3%
Republic of Latvia 5.25%, 02/22/2017—144A		1,000	1,028
5.25%, 06/16/2021—144A ^		500	499
Lithuania—0.6%
Republic of Lithuania 6.13%, 03/09/2021—144A		700	760
Mexico—3.2%
Mexican Bonos 6.25%, 06/16/2016	MXN	11,750	938
6.50%, 06/10/2021		4,000	315
United Mexican States 8.50%, 11/18/2038		29,080	2,513
Peru—3.2%
Peruvian Government International Bond—Reg S 6.95%, 08/12/2031	PEN	5,015	2,111
8.60%, 08/12/2017		3,690	1,664
Philippines—2.5%
Philippine Government International Bond 6.25%, 01/14/2036	PHP	55,000	1,362

	Principal (000’s)		Value (000’s)
Philippines—(continued)
Republic of The Philippines 4.95%, 01/15/2021	PHP	62,000	$1,513
Poland—0.8%
Poland Government International Bond 5.00%, 03/23/2022		$900	963
Qatar—2.0%
Qatar Government International Bond 5.75%, 01/20/2042—144A		2,125	2,364
Romania—1.6%
Romanian Government International Bond 6.75%, 02/07/2022—144A ^		1,800	1,890
Russian Federation—4.2%
Russian Foreign Bond—Eurobond 3.25%, 04/04/2017—144A ^		800	811
4.50%, 04/04/2022—144A ^		2,600	2,695
5.63%, 04/04/2042—144A		600	635
7.50%, 03/31/2030—144A		805	965
Senegal—1.4%
Republic of Senegal 8.75%, 05/13/2021—144A		1,530	1,651
South Africa—3.5%
South Africa Government Bond 10.50%, 12/21/2026	ZAR	14,320	2,201
South Africa Government International Bond 4.67%, 01/17/2024		$1,800	1,886
Supranational—0.9%
Eastern and Southern African Trade and Development Bank 6.88%, 01/09/2016		1,050	1,037
Turkey—2.7%
Turkey Government Bond 9.50%, 01/12/2022	TRY	3,555	2,070
9.66%, 07/17/2013 ▲		2,000	1,020
Ukraine—0.8%
Republic of Ukraine 7.75%, 09/23/2020—144A ^		$1,040	941
Uruguay—2.0%
Uruguay Government International Bond 4.38%, 12/15/2028	UYU	41,370	2,352
Venezuela—6.7%
Republic of Venezuela—Reg S 6.00%, 12/09/2020		$3,440	2,649
Venezuela Government International Bond—Reg S 11.75%, 10/21/2026		2,640	2,614
11.95%, 08/05/2031 ^		2,775	2,767

Total Foreign Government Obligations (cost $63,126)			65,880

CORPORATE DEBT SECURITIES—39.4%
Barbados—0.8%
Columbus International, Inc. 11.50%, 11/20/2014—144A ^		830	901
Bermuda—2.0%
Digicel Group, Ltd. 9.13%, 01/15/2015—144A Ώ		1,700	1,711
Qtel International Finance, Ltd. 5.00%, 10/19/2025—144A		700	716
Brazil—2.1%
Globo Comunicacao e Participacoes SA 4.88%, 04/11/2022—144A ^		950	957
Oi SA 5.75%, 02/10/2022 - 144A ^		1,500	1,537

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica Emerging Markets Debt

(formerly, Transamerica Logan Circle Emerging Markets Debt)

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2012

(unaudited)

	Principal (000’s)		Value (000’s)
Canada — 0.7%
PTTEP Canada International Finance, Ltd. 5.69%, 04/05/2021—144A		$800	$865
Cayman Islands—4.8%
Dubai Holding Commercial Operations MTN, Ltd. 6.00%, 02/01/2017	GBP	600	808
Hutchison Whampoa International 11, Ltd. 4.63%, 01/13/2022—144A		$500	519
IPIC GMTN, Ltd. 5.50%, 03/01/2022—144A		355	371
6.88%, 11/01/2041—144A		555	592
MIE Holdings Corp. 9.75%, 05/12/2016—144A ^		700	697
Petrobras International Finance Co. 6.75%, 01/27/2041 ^		675	811
Vale Overseas, Ltd. 4.38%, 01/11/2022		600	615
6.88%, 11/10/2039		940	1,128
Colombia—0.9%
BanColombia SA 5.95%, 06/03/2021 ^		1,000	1,062
Finland—0.4%
Nokia OYJ 6.63%, 05/15/2039 ^		600	497
Indonesia—0.8%
Pertamina Persero PT 6.00%, 05/03/2042—144A		1,000	983
Ireland—0.3%
Metalloinvest Finance, Ltd. 6.50%, 07/21/2016—144A		400	398
Luxembourg—4.0%
Gazprom OAO Via Gaz Capital SA 6.00%, 01/23/2021—144A		1,595	1,699
Minerva Luxembourg SA 12.25%, 02/10/2022—144A ^		1,200	1,278
Virgolino de Oliveira Finance, Ltd. 11.75%, 02/09/2022—144A ^		800	754
Wind Acquisition Finance SA 11.75%, 07/15/2017—Reg S	EUR	850	1,049
Mexico—3.0%
Desarrolladora Homex SAB de CV 9.75%, 03/25/2020—144A ^		$350	364
Petroleos Mexicanos 6.50%, 06/02/2041 ^		1,480	1,718
7.65%, 11/24/2021—144A	MXN	8,500	665
Servicios Corporativos Javer SAPI de CV 9.88%, 04/06/2021—144A		$715	674
Netherlands—3.3%
Aerospace Satellite Corp. Holding BV 12.75%, 11/16/2015—144A		1,000	1,055
Hyva Global BV 8.63%, 03/24/2016—144A		1,000	843
Lukoil International Finance BV 6.13%, 11/09/2020—144A		750	796
VimpelCom Holdings BV 7.50%, 03/01/2022—144A		1,200	1,164
Peru—0.9%
Banco de Credito del Peru 6.13%, 04/24/2027—144A * ^		1,000	1,008
Singapore—1.3%
Bakrie Telecom Pte, Ltd. 11.50%, 05/07/2015—144A		1,050	814

	Principal (000’s)		Value (000’s)
Singapore (continued)
Berau Capital Resources Pte, Ltd. 12.50%, 07/08/2015—144A		$600	$671
Sri Lanka—0.8%
Bank of Ceylon 6.88%, 05/03/2017—144A		900	910
Sweden—0.7%
Eileme 2 AB 11.63%, 01/31/2020—144A		800	824
Thailand—0.8%
Bangkok Bank PCL 4.80%, 10/18/2020—144A		900	918
Trinidad and Tobago—0.3%
Petroleum Co., of Trinidad & Tobago, Ltd. 6.00%, 05/08/2022—144A		394	410
Turkey—0.9%
Turkiye Vakiflar Bankasi Tao 5.75%, 04/24/2017—144A		1,200	1,198
United Arab Emirates—0.5%
Abu Dhabi National Energy Co. 5.88%, 12/13/2021—144A		550	592
United Kingdom—2.9%
Nord Anglia Education UK Holdings PLC 10.25%, 04/01/2017—144A		2,390	2,462
Vedanta Resources PLC 8.25%, 06/07/2021—144A ^		980	931
United States—2.3%
Braskem America Finance Co. 7.13%, 07/22/2041—144A ^		1,000	1,005
CEDC Finance Corp. International, Inc. 9.13%, 12/01/2016—144A		700	550
Southern Copper Corp. 7.50%, 07/27/2035		900	1,064
Venezuela—3.0%
Petroleos de Venezuela SA 5.00%, 10/28/2015		1,520	1,297
5.25%, 04/12/2017—Reg S		740	574
9.00%, 11/17/2021—Reg S ^		2,085	1,697
Virgin Islands, British—1.9%
Arcos Dorados Holdings, Inc. 10.25%, 07/13/2016—144A	BRL	2,120	1,143
CNOOC Finance 2012, Ltd. 3.88%, 05/02/2022—144A		$1,000	1,001

Total Corporate Debt Securities (cost $45,157)			46,296

	Shares		Value (000’s)
SECURITIES LENDING COLLATERAL—24.4%
State Street Navigator Securities Lending Trust—Prime Portfolio, 0.29%▲		28,671,784	28,672
Total Securities Lending Collateral (cost $28,672)

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica Emerging Markets Debt

(formerly, Transamerica Logan Circle Emerging Markets Debt)

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT—2.2%
State Street Bank & Trust Co. 0.03% ▲, dated 04/30/2012, to be repurchased at $2,531 on 05/01/2012. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/25/2038, and with a value of $2,583.	$2,531	$2,531
Total Repurchase Agreement (cost $2,531)

Total Investment Securities (cost $139,486) P		143,379
Other Assets and Liabilities—Net		(25,776)

Net Assets		$117,603

INVESTMENTS BY INDUSTRY:	Percentage of Total Investments	Value (000’s)
Foreign Government Obligation	45.9%	$65,880
Oil, Gas & Consumable Fuels	9.7	13,883
Commercial Banks	3.6	5,097
Diversified Telecommunication Services	3.4	4,940
Metals & Mining	2.6	3,738
Media	2.0	2,913
Wireless Telecommunication Services	2.0	2,875
Diversified Consumer Services	1.7	2,462
Food Products	1.4	2,032
Diversified Financial Services	1.0	1,361
Commercial Services & Supplies	0.9	1,327
Hotels, Restaurants & Leisure	0.8	1,143
Chemicals	0.7	1,005
Auto Components	0.6	843
Construction & Engineering	0.5	674
Multi-Utilities	0.4	592
Beverages	0.4	550
Communications Equipment	0.3	497
Household Durables	0.3	364

Investment Securities, at Value	78.2	112,176
Short-Term Investments	21.8	31,203

Total Investments	100.0%	$143,379

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Counterparty	Contracts Bought (Sold) (000’s)	Settlement Date	Amount in U.S. Dollars Bought (Sold) (000’s)	Net Unrealized Appreciation (Depreciation) (000’s)
Chilean Peso	JPM	(713,110)	05/23/2012	$(1,450)	$(16)
Euro	HSBC	(181)	05/22/2012	(239)	(1)
Euro	JPM	(1,398)	05/22/2012	(1,835)	(16)
Hungarian Forint	BOA	210,376	05/22/2012	959	9
Hungarian Forint	JPM	(210,376)	05/22/2012	(924)	(43)
Japanese Yen	JPM	(13,678)	05/22/2012	(170)	(1)
Mexican Peso	BCLY	37,755	05/22/2012	2,867	26
Mexican Peso	BOA	(36,021)	05/22/2012	(2,733)	(26)
Mexican Peso	BOA	6,920	05/22/2012	527	3
Uruguayan Peso	HSBC	16,053	05/25/2012	801	8
Pound Sterling	HSBC	198	05/22/2012	319	2
Pound Sterling	JPM	(700)	05/22/2012	(1,121)	(15)
South African Rand	BCLY	(6,666)	05/22/2012	(850)	(5)

					$(75)

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica Emerging Markets Debt

(formerly, Transamerica Logan Circle Emerging Markets Debt)

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2012

(unaudited)

Collateral (Received) Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of 04/30/2012:

Counterparty	Total Market Value of OTC Derivatives (000’s)	Collateral (Received)/Pledged (000’s)	Net Exposures (1) (000’s)
BCLY	$21	$—	$21
BOA	(14)	—	(14)
HSBC	9	—	9
JPM	(91)	—	(91)

(1)	Net exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default.

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

*	Floating or variable rate note. Rate is listed as of 04/30/2012.
^	All or a portion of this security is on loan. The value of all securities on loan is $28,081.
Џ	In default.
‡	Non-income producing security.
▲	Rate shown reflects the yield at 04/30/2012.
Ώ	Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock.
P	Aggregate cost for federal income tax purposes is $139,486. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $4,629 and $736, respectively. Net unrealized appreciation for tax purposes is $3,893.

DEFINITIONS (all amounts in thousands):

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 04/30/2012, these securities aggregated $57,915, or 49.25% of the fund’s net assets.
BCLY	Barclays Bank PLC
BOA	Bank of America
HSBC	HSBC Bank USA
JPM	JPMorgan Chase & Co.

CURRENCY ABBREVIATIONS:

BRL	Brazilian Real
CLP	Chilean Peso
COP	Columbian Peso
EUR	Euro
GBP	Pound Sterling
MXN	Mexican Peso
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
TRY	Turkish New Lira
UYU	Uruguayan Peso
ZAR	South African Rand

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica Emerging Markets Debt

(formerly, Transamerica Logan Circle Emerging Markets Debt)

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2012

(unaudited)

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value at 04/30/2012
Corporate Debt Securities	$—	$46,296	$—	$46,296
Foreign Government Obligations	—	65,880	—	65,880
Repurchase Agreement	—	2,531	—	2,531
Securities Lending Collateral	28,672	—	—	28,672

Total	$28,672	$114,707	$—	$143,379

Other Financial Instruments ₣	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value at 04/30/2012
Forward Foreign Currency Contracts—Appreciation	$—	$48	$—	$48
Forward Foreign Currency Contracts—Depreciation	—	(123)	—	(123)

Total	$—	$(75)	$—	$(75)

'	See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
₣	Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica Flexible Income

(formerly, Transamerica AEGON Flexible Income)

SCHEDULE OF INVESTMENTS

At April 30, 2012

(unaudited)

	Principal (000’s)		Value (000’s)
U.S. GOVERNMENT OBLIGATIONS—6.9%
U.S. Treasury Inflation Indexed Bond 2.50%, 01/15/2029		$2,226	$3,034
U.S. Treasury Note 1.25%, 09/30/2015		475	487
1.38%, 05/15/2013		1,230	1,245
2.00%, 11/15/2021—02/15/2022		5,985	6,036
2.13%, 02/29/2016		3,065	3,246
2.63%, 11/15/2020		2,565	2,764
3.50%, 05/15/2020		2,150	2,471

Total U.S. Government Obligations (cost $17,865)			19,283

U.S. GOVERNMENT AGENCY OBLIGATION—0.3%
Freddie Mac, IO 5.00%, 08/01/2035		5,813	827
Total U.S. Government Agency Obligation (cost $1,534)
FOREIGN GOVERNMENT OBLIGATIONS—4.0%
Canada Housing Trust No. 1 3.15%, 06/15/2015—144A	CAD	2,500	2,642
Republic of Chile 5.50%, 08/05/2020	CLP	994,500	2,133
Republic of The Philippines 4.95%, 01/15/2021	PHP	90,000	2,197
United Mexican States 7.00%, 06/19/2014	MXN	18,000	1,446
7.50%, 06/21/2012		35,000	2,697

Total Foreign Government Obligations (cost $10,546)			11,115

MORTGAGE-BACKED SECURITIES—9.0%
7 WTC Depositor LLC Trust Series 2012-7WTC, Class A 4.08%, 03/13/2031—144A		$660	675
American General Mortgage Loan Trust Series 2009-1, Class A6 5.75%, 09/25/2048—144A *		1,785	1,836
American Tower Trust Series 2007-1A, Class D 5.96%, 04/15/2037—144A		1,950	2,049
BCAP LLC Trust Series 2009-RR3, Class 2A1 5.02%, 05/26/2037—144A *		176	178
Series 2009-RR6, Class 2A1 5.10%, 08/26/2035—144A *		980	875
Series 2009-RR10, Class 2A1 2.81%, 08/26/2035—144A *		679	657
Series 2009-RR14, Class 1A1 6.00%, 05/26/2037—144A *		1,262	1,301
Series 2010-RR1, Class 12A1 5.25%, 08/26/2036—144A *		1,326	1,369
Countrywide Alternative Loan Trust Series 2004-3T1, Class A3 5.00%, 05/25/2034		1,104	1,135
Series 2006-OC1, Class 2A3A 0.56%, 03/25/2036 *		2,900	1,221
Credit Suisse Mortgage Capital Certificates Series 2010-18R, Class 1A11 3.75%, 08/26/2035—144A *		865	856

	Principal (000’s)	Value (000’s)
MORTGAGE-BACKED SECURITIES (continued)
Cresi Finance, LP Series 2006-A, Class C 0.84%, 03/25/2017—144A *	$1,322	$1,058
Impac CMB Trust Series 2007-A, Class A 0.49%, 05/25/2037 *	1,491	1,255
Jefferies & Co., Inc. Series 2009-R2, Class 2A 6.13%, 12/26/2037—144A *	390	390
Series 2009-R7, Class 10A3 6.00%, 12/26/2036—144A	301	312
Series 2009-R7, Class 12A1 5.13%, 08/26/2036—144A *	343	339
Series 2009-R7, Class 1A1 4.95%, 02/26/2036—144A *	697	669
Series 2009-R7, Class 4A1 2.63%, 09/26/2034—144A *	686	642
Series 2009-R9, Class 1A1 2.51%, 08/26/2046—144A *	660	651
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2007-LD11, Class ASB 6.00%, 06/15/2049 *	1,133	1,207
JPMorgan Re-REMIC Series 2009-7, Class 8A1 5.60%, 01/27/2047—144A *	555	567
LSTAR Commercial Mortgage Trust Series 2011-1, Class A 3.91%, 06/25/2043—144A	968	1,018
Morgan Stanley Re-REMIC Trust Series 2010-GG10, Class A4A 5.98%, 08/15/2045—144A *	1,740	1,963
Series 2010-R4, Class 3A 5.50%, 08/26/2047—144A	1,357	1,434
RREF 2012 LT1 LLC Series 2012-LT1A, Class A 4.75%, 02/15/2025—144A	1,120	1,125
Wells Fargo Mortgage Backed Securities Trust Series 2003-G, Class A1 4.10%, 06/25/2033 *	309	308
Series 2003-L, Class 1A2 4.48%, 11/25/2033 *	219	220

Total Mortgage-Backed Securities (cost $24,839)		25,310

ASSET-BACKED SECURITIES—2.8%
Countrywide Asset-Backed Certificates Series 2006-6, Class 2A3 0.52%, 09/25/2036 *	3,600	1,342
GSAA Trust Series 2006-1, Class A3 0.57%, 01/25/2036 *	2,406	1,332
GSAMP Trust Series 2006-HE1, Class A2D 0.55%, 01/25/2036 *	2,270	1,398
HSBC Home Equity Loan Trust Series 2006-3, Class A4 0.48%, 03/20/2036 *	1,510	1,294
Lehman XS Trust Series 2005-8, Class 1A3 0.59%, 12/25/2035 *	2,595	1,084

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica Flexible Income

(formerly, Transamerica AEGON Flexible Income)

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2012

(unaudited)

	Principal (000’s)		Value (000’s)
ASSET-BACKED SECURITIES (continued)
Popular ABS Mortgage Pass-Through Trust Series 2006-A, Class A4 0.56%, 02/25/2036 *		$1,658	$1,435

Total Asset-Backed Securities (cost $7,967)			7,885

MUNICIPAL GOVERNMENT OBLIGATIONS—1.4%
Rhode Island Economic Development Corp. 6.00%, 11/01/2015 §		1,545	1,699
State of California 7.95%, 03/01/2036		1,820	2,169

Total Municipal Government Obligations (cost $3,367)			3,868

PREFERRED CORPORATE DEBT SECURITIES—1.7%
Diversified Financial Services—1.7%
JPMorgan Chase Capital XXV—Series Y 6.80%, 10/01/2037		1,500	1,508
ZFS Finance USA Trust II 6.45%, 12/15/2065—144A *		3,300	3,234

Total Preferred Corporate Debt Securities (cost $4,340)			4,742

CORPORATE DEBT SECURITIES—62.9%
Airlines—2.3%
America West Airlines Pass-Through Trust Series 2000-1, Class G 8.06%, 07/02/2020		1,048	1,095
Continental Airlines Pass-Through Trust Series 1997-1, Class A 7.46%, 04/01/2015		721	721
Northwest Airlines Pass-Through Trust Series 2002-1, Class G2 6.26%, 11/20/2021 ^		2,395	2,502
UAL Pass-Through Trust Series 2009-1 10.40%, 11/01/2016		1,766	2,016
Beverages—1.1%
Anheuser-Busch InBev Worldwide, Inc. 9.75%, 11/17/2015	BRL	2,200	1,270
Beverages & More, Inc. 9.63%, 10/01/2014—144A		$1,635	1,727
Capital Markets—1.3%
BP Capital Markets PLC 4.74%, 03/11/2021 ^		1,330	1,511
Macquarie Group, Ltd. 6.25%, 01/14/2021—144A ^		1,275	1,291
Morgan Stanley 5.75%, 01/25/2021 ^		750	741
Chemicals—0.2%
Ecolab, Inc. 4.35%, 12/08/2021		475	518
Commercial Banks—6.2%
Barclays Bank PLC 10.18%, 06/12/2021—144A		1,480	1,722
BBVA Bancomer SA 6.50%, 03/10/2021—144A		1,400	1,414
CIT Group, Inc. 4.75%, 02/15/2015—144A ^		570	581
Lloyds TSB Bank PLC 4.20%, 03/28/2017 ^		1,340	1,359
M&I Marshall & Ilsley Bank 5.00%, 01/17/2017		2,050	2,242
Rabobank Nederland NV 11.00%, 06/30/2019—144A * Ž		1,695	2,153

	Principal (000’s)	Value (000’s)
Commercial Banks (continued)
Regions Bank 7.50%, 05/15/2018 ^	$2,560	$2,893
Wells Fargo & Co. Series K 7.98%, 03/15/2018 * Ž ^	2,400	2,604
Zions Bancorporation 7.75%, 09/23/2014	2,500	2,724
Commercial Services & Supplies—2.6%
EnergySolutions, Inc. / EnergySolutions LLC 10.75%, 08/15/2018	1,125	1,167
International Lease Finance Corp. 6.25%, 05/15/2019 ^	2,560	2,585
KAR Auction Services, Inc. 4.47%, 05/01/2014 *	1,965	1,960
Steelcase, Inc. 6.38%, 02/15/2021	1,385	1,448
Construction Materials—0.8%
Cemex Finance LLC 9.50%, 12/14/2016—144A ^	1,330	1,310
Voto-Votorantim Overseas Trading Operations NV 6.63%, 09/25/2019—144A	840	941
Consumer Finance—0.4%
Springleaf Finance Corp. 6.90%, 12/15/2017	1,280	1,045
Containers & Packaging—0.7%
Graphic Packaging International, Inc. 9.50%, 06/15/2017	1,635	1,815
Sealed Air Corp. 8.13%, 09/15/2019—144A	195	218
Distributors—1.1%
Edgen Murray Corp. 12.25%, 01/15/2015 ^	805	857
Glencore Funding LLC 6.00%, 04/15/2014—144A	2,000	2,117
Diversified Financial Services—8.1%
Aviation Capital Group Corp. 7.13%, 10/15/2020—144A	2,700	2,720
Bank of America Corp. 6.50%, 08/01/2016	1,905	2,083
Fibria Overseas Finance, Ltd. 6.75%, 03/03/2021—144A ^	1,245	1,265
Ford Motor Credit Co., LLC 3.88%, 01/15/2015 ^	780	808
International Lease Finance Corp. 6.50%, 09/01/2014—144A	2,360	2,508
Irish Life & Permanent PLC 3.60%, 01/14/2013—144A	1,700	1,630
Marina District Finance Co., Inc. 9.50%, 10/15/2015 ^	1,955	1,901
9.88%, 08/15/2018 ^	65	62
Oaktree Capital Management, LP 6.75%, 12/02/2019—144A	1,950	1,989
QHP Royalty Sub LLC 10.25%, 03/15/2015—144A	509	511
Selkirk Cogen Funding Corp. Series A 8.98%, 06/26/2012	607	609
Stone Street Trust 5.90%, 12/15/2015—144A	2,450	2,470
TNK-BP Finance SA 6.25%, 02/02/2015—144A	1,250	1,342
Unison Ground Lease Funding LLC 6.39%, 04/15/2020—144A	2,615	2,994

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica Flexible Income

(formerly, Transamerica AEGON Flexible Income)

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
Diversified Telecommunication Services—1.6%
CenturyLink, Inc. 5.80%, 03/15/2022	$1,345	$1,333
GTP Towers Issuer LLC 4.44%, 02/15/2015—144A	2,295	2,369
Hughes Satellite Systems Corp. 6.50%, 06/15/2019 ^	400	428
7.63%, 06/15/2021	130	141
West Corp. 7.88%, 01/15/2019	320	341
Electric Utilities—0.8%
Intergen NV 9.00%, 06/30/2017—144A	2,075	2,129
Electrical Equipment—1.8%
Anixter, Inc. 5.95%, 03/01/2015	2,300	2,398
Polypore International, Inc. 7.50%, 11/15/2017 ^	2,560	2,688
Energy Equipment & Services—1.7%
Enterprise Products Operating LLC Series A 8.38%, 08/01/2066 *	1,150	1,248
Transocean, Inc. 6.38%, 12/15/2021 ^	1,935	2,266
Weatherford International, Ltd. 9.63%, 03/01/2019	945	1,250
Food & Staples Retailing—1.8%
C&S Group Enterprises LLC 8.38%, 05/01/2017—144A	1,253	1,328
Ingles Markets, Inc. 8.88%, 05/15/2017	2,140	2,317
Stater Bros Holdings, Inc. 7.38%, 11/15/2018 ^	65	70
SUPERVALU, Inc. 7.50%, 11/15/2014 ^	1,290	1,314
Food Products—1.2%
Arcor SAIC 7.25%, 11/09/2017—144A	1,285	1,336
Michael Foods, Inc. 9.75%, 07/15/2018 ^	1,200	1,320
Post Holdings, Inc. 7.38%, 02/15/2022—144A ^	638	664
Health Care Providers & Services—0.8%
CHS/Community Health Systems, Inc. 8.88%, 07/15/2015	933	963
Express Scripts Holding Co. 4.75%, 11/15/2021—144A	1,220	1,335
Hotels, Restaurants & Leisure—1.2%
GWR Operating Partnership LLP 10.88%, 04/01/2017	1,500	1,688
MGM Resorts International 6.75%, 09/01/2012 ^	1,600	1,624
Station Casinos, Inc. 6.88%, 03/01/2016 ə Џ ‡	700	◆
Household Products—0.4%
Reynolds Group Issuer, Inc. 9.88%, 08/15/2019—144A ^	1,100	1,147
Independent Power Producers & Energy Traders—0.7%
NRG Energy, Inc. 7.63%, 05/15/2019 ^	640	630
7.88%, 05/15/2021 ^	1,280	1,252
Insurance—4.2%
American Financial Group, Inc. 9.88%, 06/15/2019	1,100	1,359

	Principal (000’s)	Value (000’s)
Insurance (continued)
Chubb Corp. 6.38%, 03/29/2067 *	$2,300	$2,355
Fidelity National Financial, Inc. 6.60%, 05/15/2017 ^	2,580	2,749
Hanover Insurance Group, Inc. 6.38%, 06/15/2021	1,515	1,641
Oil Insurance, Ltd. 3.45%, 06/04/2012—144A * Ž	1,245	1,191
Reinsurance Group of America, Inc. 6.75%, 12/15/2065 *	2,760	2,554
IT Services—0.7%
Cardtronics, Inc. 8.25%, 09/01/2018	1,890	2,088
Machinery—0.7%
American Railcar Industries, Inc. 7.50%, 03/01/2014	1,855	1,878
Marine—0.7%
Martin Midstream Partners LP 8.88%, 04/01/2018	1,900	1,938
Media—1.4%
Clear Channel Worldwide Holdings, Inc. 7.63%, 03/15/2020—144A	1,305	1,290
Lions Gate Entertainment, Inc. 10.25%, 11/01/2016—144A	1,010	1,111
WMG Acquisition Corp. 9.50%, 06/15/2016—144A	1,285	1,403
Metals & Mining—2.4%
Anglo American Capital PLC 9.38%, 04/08/2019—144A	890	1,179
ArcelorMittal 6.25%, 02/25/2022	1,965	2,001
FMG Resources August 2006 Pty, Ltd. 7.00%, 11/01/2015—144A	160	166
Rio Tinto Finance USA, Ltd. 9.00%, 05/01/2019	1,000	1,371
Thompson Creek Metals Co., Inc. 7.38%, 06/01/2018	1,465	1,253
Xstrata Finance Canada, Ltd. 4.95%, 11/15/2021—144A	840	881
Multi-Utilities—0.8%
Black Hills Corp. 5.88%, 07/15/2020	1,200	1,370
9.00%, 05/15/2014	690	769
Oil, Gas & Consumable Fuels—5.4%
Chesapeake Energy Corp. 6.78%, 03/15/2019 ^	1,300	1,264
Connacher Oil and Gas, Ltd. 8.50%, 08/01/2019—144A	1,010	1,005
Energy Transfer Equity, LP 7.50%, 10/15/2020	320	354
Energy Transfer Partners, LP 5.20%, 02/01/2022 ^	1,045	1,114
Gazprom OAO Via GAZ Capital SA 8.13%, 07/31/2014—144A	2,060	2,285
Linn Energy LLC/Linn Energy Finance Corp. 6.25%, 11/01/2019—144A	1,305	1,285
Lukoil International Finance BV 6.38%, 11/05/2014—144A	1,280	1,382
Petrobras International Finance Co. 5.38%, 01/27/2021	1,040	1,139
Petrohawk Energy Corp. 7.25%, 08/15/2018	1,050	1,197

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica Flexible Income

(formerly, Transamerica AEGON Flexible Income)

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
Oil, Gas & Consumable Fuels (continued)
Petroleum Co., of Trinidad & Tobago, Ltd. 9.75%, 08/14/2019—144A	$876	$1,083
Petroleum Development Corp. 12.00%, 02/15/2018	1,000	1,080
Ras Laffan Liquefied Natural Gas Co., Ltd. III 6.75%, 09/30/2019—144A ^	1,545	1,824
Paper & Forest Products—1.1%
Ainsworth Lumber Co., Ltd. 11.00%, 07/29/2015—144A Ώ	2,170	1,699
Exopack Holding Corp. 10.00%, 06/01/2018	1,280	1,331
Professional Services—0.5%
Block Financial LLC 5.13%, 10/30/2014 ^	1,300	1,342
Real Estate Investment Trusts—1.9%
Entertainment Properties Trust 7.75%, 07/15/2020	2,335	2,532
Kilroy Realty, LP 6.63%, 06/01/2020	2,440	2,785
Real Estate Management & Development—0.2%
Weyerhaeuser Real Estate Co. 6.12%, 09/17/2012—144A	650	658
Semiconductors & Semiconductor Equipment—0.2%
Sensata Technologies BV 6.50%, 05/15/2019—144A ^	575	599
Software—0.2%
First Data Corp. 7.38%, 06/15/2019—144A ^	630	644
Specialty Retail—0.6%
Claire’s Stores, Inc. 9.00%, 03/15/2019—144A	290	299
Michaels Stores, Inc. 11.38%, 11/01/2016 ^	1,200	1,275
Tobacco—0.7%
Lorillard Tobacco Co. 8.13%, 06/23/2019	1,635	2,037
Wireless Telecommunication Services—4.4%
Crown Castle Towers LLC 4.88%, 08/15/2020—144A	2,350	2,493
6.11%, 01/15/2020—144A	1,650	1,884
Nextel Communications, Inc. Series D 7.38%, 08/01/2015	2,200	2,134
SBA Tower Trust 5.10%, 04/15/2017—144A	2,365	2,574
Sprint Nextel Corp. 9.00%, 11/15/2018—144A	430	474
WCP Wireless Site Funding / WCP Wireless Site RE Funding / WCP Wireless Site Non 6.83%, 11/15/2015—144A	2,570	2,683

Total Corporate Debt Securities (cost $166,386)		176,020

CONVERTIBLE BONDS—0.4%
Automobiles—0.4%
Ford Motor Co.
4.25%, 11/15/2016	730	1,084
Total Convertible Bonds (cost $730)
LOAN ASSIGNMENT—0.6%
Paper & Forest Products—0.6%
Ainsworth Lumber Co., Ltd.
5.25%, 05/31/2012	1,651	1,557
Total Loan Assignment (cost $1,548)

	Shares	Value (000’s)
CONVERTIBLE PREFERRED STOCK—0.5%
Diversified Financial Services—0.5%
Vale Capital II, 6.75% ^	22,000	$1,492
Total Convertible Preferred Stock (cost $1,657)
PREFERRED STOCKS—1.5%
Commercial Banks—0.2%
BB&T Capital Trust VI, 9.60% ^	24,375	636
Consumer Finance—0.6%
Ally Financial, Inc., 8.50% *	75,200	1,684
Diversified Telecommunication Services—0.7%
Centaur Funding Corp., 9.08%—144A	1,661	1,891

Total Preferred Stocks (cost $4,642)		4,211

COMMON STOCK—1.1%
Diversified Telecommunication Services—1.1%
Verizon Communications, Inc. ^	75,000	3,029
Total Common Stock (cost $2,349)
WARRANT—0.6%
Commercial Banks—0.6%
Wells Fargo & Co. ‡ Expiration: 10/28/2018 Exercise Price: $34.01	148,210	1,564
Total Warrant (cost $1,141)

SECURITIES LENDING COLLATERAL—11.7%
State Street Navigator Securities Lending Trust—Prime Portfolio, 0.29% ▲	32,662,484	32,662
Total Securities Lending Collateral (cost $32,662)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT—5.0%
State Street Bank & Trust Co. 0.03% ▲, dated 04/30/2012, to be repurchased at $14,080 on 05/01/2012. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 12/01/2026, and with a value of $14,366.	$14,080	14,080
Total Repurchase Agreement (cost $14,080)

Total Investment Securities (cost $295,653) P		308,729
Other Assets and Liabilities—Net		(28,980)

Net Assets		$279,749

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica Flexible Income

(formerly, Transamerica AEGON Flexible Income)

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2012

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

*	Floating or variable rate note. Rate is listed as of 04/30/2012.
^	All or a portion of this security is on loan. The value of all securities on loan is $31,987.
Ž	The security has a perpetual maturity. The date shown is the next call date.
Џ	In default.
ə	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is less than $1, or less than 0.01% of the fund’s net assets.
Ώ	Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock.
◆	Amount is less than 1.
§	Illiquid. Total aggregate market value of illiquid securities is $1,699, or 0.61% of the fund’s net assets.
‡	Non-income producing security.
▲	Rate shown reflects the yield at 04/30/2012.
P	Aggregate cost for federal income tax purposes is $295,653. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $16,376 and $3,300, respectively. Net unrealized appreciation for tax purposes is $13,076.

DEFINITIONS (all amounts in thousands):

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 04/30/2012, these securities aggregated $99,034, or 35.40% of the fund’s net assets.
IO	Interest Only
OAO	Otkrytoe Aktsionernoe Obschestvo (Russian: Open Joint Stock Corporation)
REMIC	Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities)

CURRENCY ABBREVIATIONS:

BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
MXN	Mexican Peso
PHP	Philippine Peso

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs		Value at 04/30/2012
Asset-Backed Securities	$—	$7,885		$—	$7,885
Common Stock	3,029	—		—	3,029
Convertible Bonds	—	1,084		—	1,084
Convertible Preferred Stock	1,492	—		—	1,492
Corporate Debt Securities	—	176,020		◆	176,020
Foreign Government Obligations	—	11,115		—	11,115
Loan Assignment	—	1,557		—	1,557
Mortgage-Backed Securities	—	25,310		—	25,310
Municipal Government Obligations	—	3,868		—	3,868
Preferred Corporate Debt Securities	—	4,742		—	4,742
Preferred Stocks	4,211	—		—	4,211
Repurchase Agreement	—	14,080		—	14,080
Securities Lending Collateral	32,662	—		—	32,662
U.S. Government Agency Obligations	—	827		—	827
U.S. Government Obligations	—	19,283		—	19,283
Warrant	1,564	—		—	1,564

Total	$42,958	$265,771	$	◆	$308,729

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica Flexible Income

(formerly, Transamerica AEGON Flexible Income)

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2012

(unaudited)

VALUATION SUMMARY (continued)(all amounts in thousands): '

Level 3 Rollforward—Investment Securities

Securities	Beginning Balance at 10/31/2011		Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) ƒ	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 04/30/2012		Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 04/30/2012 ƒ
Corporate Debt Securities	$	◆	$—	$—	$—	$—	$—	$—	$—	$	◆	$—

'	See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
ƒ	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 04/30/2012 may be due to an investment no longer held or categorized as Level 3 at period end.
◆	Amount is less than 1.

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica Growth Opportunities

(formerly, Transamerica Morgan Stanley Growth Opportunities)

SCHEDULE OF INVESTMENTS

At April 30, 2012

(unaudited)

	Shares	Value (000’s)
CONVERTIBLE PREFERRED STOCK—0.4%
Automobiles—0.4%
Better Place ‡ə§r	666,891	$2,694
Total Convertible Preferred Stock (cost $1,667)
PREFERRED STOCKS—0.7%
Automobiles—0.4%
Better Place—Series C ‡ə§r	581,653	2,350
Internet Software & Services—0.2%
Peixe Urbano, Inc. ‡ə§r	50,890	1,425
Software—0.1%
Workday, Inc. ‡ə§r	70,664	937

Total Preferred Stocks (cost $5,253)		4,712

COMMON STOCKS—98.3%
Air Freight & Logistics—1.8%
Expeditors International of Washington, Inc.	306,024	12,241
Biotechnology—0.7%
Ironwood Pharmaceuticals, Inc.—Class A ‡^	348,558	4,604
Capital Markets—0.6%
Greenhill & Co., Inc. ^	109,291	4,246
Chemicals—2.9%
Intrepid Potash, Inc. ‡^	317,441	7,888
Rockwood Holdings, Inc. ‡	209,435	11,591
Commercial Services & Supplies—6.6%
Covanta Holding Corp.	444,939	7,141
Edenred	861,657	27,523
Stericycle, Inc. ‡^	117,300	10,158
Communications Equipment—4.4%
Motorola Solutions, Inc.	578,200	29,506
Construction Materials—1.1%
Martin Marietta Materials, Inc. ^	90,463	7,498
Diversified Consumer Services—4.0%
New Oriental Education & Technology Group ADR ‡	249,614	6,672
Weight Watchers International, Inc. ^	268,509	20,396
Diversified Financial Services—5.6%
IntercontinentalExchange, Inc. ‡	79,103	10,524
Leucadia National Corp.	344,292	8,559
MSCI, Inc.—Class A ‡	516,117	18,885
Electric Utilities—1.8%
Brookfield Infrastructure Partners, LP	384,409	12,124
Electrical Equipment—0.3%
First Solar, Inc. ‡^	116,028	2,135
Food & Staples Retailing—0.9%
Sun Art Retail Group, Ltd. ‡^	4,615,000	6,150
Food Products—2.9%
Mead Johnson Nutrition Co.—Class A	232,466	19,890
Health Care Equipment & Supplies—6.1%
IDEXX Laboratories, Inc. ‡^	130,441	11,470
Intuitive Surgical, Inc. ‡	51,576	29,821
Health Care Technology—1.3%
athenahealth, Inc. ‡^	118,128	8,558
Hotels, Restaurants & Leisure—2.1%
Ctrip.com International, Ltd. ADR ‡^	232,087	5,029
Dunkin’ Brands Group, Inc.	280,793	9,090
Internet & Catalog Retail—2.1%
Groupon, Inc.—Class A ‡^	408,839	4,379
Groupon, Inc.—Class B ‡ə§r	291,388	3,068
NetFlix, Inc. ‡	87,359	7,001
Internet Software & Services—10.2%
Akamai Technologies, Inc. ‡	338,650	11,040
Alibaba.com, Ltd. ‡	3,205,200	5,503
LinkedIn Corp.—Class A ‡	208,735	22,638
MercadoLibre, Inc. ^	70,802	6,849
Yandex NV—Class A ‡	616,898	14,633
Youku, Inc. ADR ‡^	316,364	7,605

		Value
	Shares	(000’s)
IT Services—1.7%
Gartner, Inc. ‡	261,911	$11,472
Life Sciences Tools & Services—3.2%
Illumina, Inc. ‡^	299,313	13,329
Techne Corp.	125,040	8,370
Machinery—1.6%
Schindler Holding AG	85,392	11,045
Media—1.7%
McGraw-Hill Cos., Inc.	235,407	11,575
Metals & Mining—1.5%
Lynas Corp., Ltd. ‡^	2,367,240	2,775
Molycorp, Inc. ‡^	265,094	7,173
Multiline Retail—1.7%
Dollar Tree, Inc. ‡	115,821	11,774
Oil, Gas & Consumable Fuels—2.9%
Range Resources Corp.	208,502	13,899
Ultra Petroleum Corp. ‡^	303,302	5,993
Personal Products—1.0%
Natura Cosmeticos SA	297,173	6,821
Pharmaceuticals—2.0%
Valeant Pharmaceuticals International, Inc. ‡	241,612	13,441
Professional Services—8.1%
IHS, Inc.—Class A ‡^	118,641	11,991
Intertek Group PLC	321,498	13,122
Qualicorp SA ‡	1,100,864	9,587
Verisk Analytics, Inc.—Class A ‡	416,435	20,385
Semiconductors & Semiconductor Equipment—1.8%
ARM Holdings PLC ADR ^	395,409	10,016
NVIDIA Corp. ‡	142,186	1,848
Software—11.3%
Citrix Systems, Inc. ‡	79,775	6,830
FactSet Research Systems, Inc. ^	104,696	10,978
Nexon Co., Ltd. ‡^	315,518	6,023
Red Hat, Inc. ‡	186,655	11,127
Salesforce.com, Inc. ‡	106,462	16,578
Solera Holdings, Inc.	275,745	12,391
Zynga, Inc.—Class A ‡^	1,257,298	10,486
Zynga, Inc.—Class B ‡ə§r	158,524	1,278
Trading Companies & Distributors—3.5%
Fastenal Co.	506,085	23,695
Wireless Telecommunication Services—0.9%
Millicom International Cellular SA	57,898	6,150

Total Common Stocks (cost $592,912)		664,567

SECURITIES LENDING COLLATERAL—21.8%
State Street Navigator Securities Lending
Trust—Prime Portfolio, 0.29% ▲	147,535,386	147,535
Total Securities Lending Collateral (cost $147,535)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT—0.6%
State Street Bank & Trust Co. 0.03% ▲, dated 04/30/2012, to be repurchased at $4,109 on 05/01/2012. Collateralized by U.S. Government Agency Obligations, 2.42%—2.76%, due 04/01/2034, and with a total value of $4,192.	$4,109	4,109

Total Repurchase Agreement (cost $4,109)
Total Investment Securities (cost $751,476) P		823,617
Other Assets and Liabilities—Net		(147,479)

Net Assets		$676,138

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica Growth Opportunities

(formerly, Transamerica Morgan Stanley Growth Opportunities)

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2012

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

ə	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is $11,752, or 1.74% of the fund’s net assets.
‡	Non-income producing security.
^	All or a portion of this security is on loan. The value of all securities on loan is $143,641.
§	Illiquid. Total aggregate market value of illiquid securities is $11,752, or 1.74% of the fund’s net assets.
▲	Rate shown reflects the yield at 04/30/2012.
P	Aggregate cost for federal income tax purposes is $751,476. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $130,276 and $58,135, respectively. Net unrealized appreciation for tax purposes is $72,141.
r	Restricted. At 04/30/2012, the fund owned the respective securities (representing 1.74% of the fund’s net assets) which were restricted as to public resale:

	Date of			Fair	Fair Value
Description	Acquisition	Shares*	Cost	Value	Per Share*
Better Place	01/25/2010	666,891	$1,667	$2,694	$4.04
Better Place—Series C	11/11/2011	581,653	2,641	2,350	4.04
Peixe Urbano, Inc.	12/02/2011	50,890	1,675	1,425	28.00
Workday, Inc.	10/12/2011	70,664	937	937	13.26
Groupon, Inc.—Class A	12/16/2010	291,388	2,301	3,068	10.53
Zynga—Class B	02/17/2011	158,524	2,224	1,278	8.06

*	Amount not in thousands.

DEFINITION:

ADR	American Depositary Receipt

VALUATION SUMMARY (all amounts in thousands): '

		Level 2—
		Other	Level 3—
	Level 1—	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	04/30/2012
Common Stocks	$552,608	$107,613	$4,346	$664,567
Convertible Preferred Stock	—	—	2,694	2,694
Preferred Stocks	—	—	4,712	4,712
Repurchase Agreement	—	4,109	—	4,109
Securities Lending Collateral	147,535	—	—	147,535

Total	$700,143	$111,722	$11,752	$823,617

Level 3 Rollforward—Investment Securities

Securities	Beginning Balance at 10/31/2011	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) ƒ	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 04/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 04/30/2012 ƒ
Common Stocks	$—	$4,525	$—	$—	$—	$(179)	$—	$—	$4,346	$(179)
Convertible Preferred Stocks	—	1,667	—	—	—	1,027	—	—	2,694	1,027
Preferred Stocks	531	4,722	—	—	—	(541)	—	—	4,712	(541)

Total	$531	$10,914	$—	$—	$—	$307	$—	$—	$11,752	$307

'	See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
ƒ	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 04/30/2012 may be due to an investment no longer held or categorized as Level 3 at period end.

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica High Yield Bond

(formerly, Transamerica AEGON High Yield Bond)

SCHEDULE OF INVESTMENTS

At April 30, 2012

(unaudited)

	Principal	Value
	(000’s)	(000’s)
CORPORATE DEBT SECURITIES—90.2%
Aerospace & Defense—1.2%
Bombardier, Inc. 7.50%, 03/15/2018—144A	$450	$498
7.75%, 03/15/2020—144A	1,300	1,453
Hexcel Corp. 6.75%, 02/01/2015 ^	776	784
Spirit Aerosystems, Inc. 6.75%, 12/15/2020	920	989
7.50%, 10/01/2017	1,945	2,105
Triumph Group, Inc. 8.63%, 07/15/2018 ^	2,000	2,225
Airlines—0.5%
Continental Airlines Pass-Through Trust Series 2007-1, Class B 6.90%, 04/19/2022	763	763
Delta Air Lines, Inc., Pass-Through Trust Series 2010-2, Class B 6.75%, 11/23/2015	400	402
U.S. Airways Pass-Through Trust Series 2010-1, Class A 6.25%, 04/22/2023	1,871	1,927
Auto Components—0.1%
Lear Corp. 8.13%, 03/15/2020	440	491
Automobiles—1.1%
Chrysler Group LLC/CG Co-Issuer, Inc. 8.00%, 06/15/2019 ^	3,350	3,467
8.25%, 06/15/2021 ^	1,070	1,107
General Motors Corp. (Escrow Shares) 7.20%, 01/15/2049 ə ‡	2,825	¿
Jaguar Land Rover PLC 7.75%, 05/15/2018—144A	650	678
8.13%, 05/15/2021—144A ^	1,660	1,735
Beverages—1.9%
Constellation Brands, Inc. 6.00%, 05/01/2022	1,800	1,895
7.25%, 09/01/2016	4,300	4,858
7.25%, 05/15/2017 ^	1,050	1,187
Cott Beverages, Inc. 8.13%, 09/01/2018	745	806
8.38%, 11/15/2017	3,370	3,640
Building Products—2.6%
Associated Materials LLC 9.13%, 11/01/2017 ^	4,540	4,086
Euramax International, Inc. 9.50%, 04/01/2016	4,310	3,965
Ply Gem Industries, Inc. 8.25%, 02/15/2018 ^	7,447	7,317
13.13%, 07/15/2014	1,800	1,818
Chemicals—1.4%
Huntsman International LLC 8.63%, 03/15/2020—03/15/2021 ^	3,390	3,865
NOVA Chemicals Corp. 3.78%, 11/15/2013 *	1,350	1,348
8.63%, 11/01/2019	3,240	3,694
Commercial Banks—1.0%
CIT Group, Inc. 5.25%, 03/15/2018	583	600
7.00%, 05/02/2016—144A	5,843	5,858
Commercial Services & Supplies—2.9%
Ceridian Corp. 11.25%, 11/15/2015 ^	2,480	2,362

	Principal	Value
	(000’s)	(000’s)
Commercial Services & Supplies (continued)
Ceridian Corp. (continued) 12.25%, 11/15/2015 Ώ	$4,321	$4,137
EnergySolutions, Inc. / EnergySolutions LLC 10.75%, 08/15/2018	4,640	4,815
International Lease Finance Corp. 8.63%, 09/15/2015	3,625	4,015
KAR Auction Services, Inc. 4.47%, 05/01/2014 *	1,925	1,920
UR Financing Escrow Corp. 7.38%, 05/15/2020—144A	1,884	1,978
Computers & Peripherals—0.5%
Seagate HDD Cayman 7.75%, 12/15/2018	2,700	2,977
Consumer Finance—2.0%
Ally Financial, Inc. 6.75%, 12/01/2014	2,350	2,479
Springleaf Finance Corp. 6.90%, 12/15/2017	12,550	10,244
Containers & Packaging—1.8%
Cascades, Inc. 7.75%, 12/15/2017	1,425	1,411
Graphic Packaging International, Inc. 7.88%, 10/01/2018	2,400	2,664
9.50%, 06/15/2017	1,300	1,443
Packaging Dynamics Corp. 8.75%, 02/01/2016—144A	3,495	3,713
Sealed Air Corp. 8.13%, 09/15/2019—144A	2,150	2,403
Diversified Consumer Services—1.5%
Ford Holdings LLC 9.30%, 03/01/2030	5,225	6,923
Service Corp., International 6.75%, 04/01/2015—04/01/2016	860	933
7.00%, 06/15/2017 ^	1,240	1,383
7.00%, 05/15/2019	500	534
Diversified Financial Services—3.9%
Bank of America Corp. Series K 8.00%, 01/30/2018 * Ž ^	6,605	6,815
Ford Motor Credit Co., LLC 3.88%, 01/15/2015	3,500	3,627
5.00%, 05/15/2018	950	1,027
5.88%, 08/02/2021	500	565
International Lease Finance Corp. 8.25%, 12/15/2020 ^	875	980
JPMorgan Chase & Co. Series 1 7.90%, 04/30/2018 * Ž	2,780	3,046
Marina District Finance Co., Inc. 9.50%, 10/15/2015 ^	2,900	2,820
9.88%, 08/15/2018 ^	2,890	2,774
Nuveen Investments, Inc. 10.50%, 11/15/2015 ^	3,723	3,844
Diversified Telecommunication Services—5.9%
Cincinnati Bell, Inc. 8.38%, 10/15/2020	3,230	3,230
8.75%, 03/15/2018 ^	1,225	1,148
Clearwire Communications LLC / Clearwire Finance, Inc. 14.75%, 12/01/2016—144A	62	62
Frontier Communications Corp. 8.25%, 04/15/2017	600	647
9.00%, 08/15/2031	7,849	7,475

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica High Yield Bond

(formerly, Transamerica AEGON High Yield Bond)

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2012

(unaudited)

	Principal	Value
	(000’s)	(000’s)
Diversified Telecommunication Services (continued)
Hughes Satellite Systems Corp. 6.50%, 06/15/2019 ^	$2,225	$2,381
7.63%, 06/15/2021	400	434
Intelsat Jackson Holdings SA 9.50%, 06/15/2016	3,385	3,525
Level 3 Financing, Inc. 8.13%, 07/01/2019—144A	6,440	6,617
PAETEC Holding Corp. 8.88%, 06/30/2017	2,000	2,185
Sprint Capital Corp. 8.75%, 03/15/2032	4,625	3,920
Windstream Corp. 7.50%, 04/01/2023	7,275	7,547
Electric Utilities—3.6%
AES Red Oak LLC—Series B 9.20%, 11/30/2029	4,440	4,751
Elwood Energy LLC 8.16%, 07/05/2026	4,732	4,815
Homer City Funding LLC 8.14%, 10/01/2019	2,923	2,777
8.73%, 10/01/2026	7,174	6,860
Intergen NV 9.00%, 06/30/2017—144A	2,000	2,053
LSP Energy, LP / LSP Batesville Funding Corp. 7.16%, 01/15/2014 ə Џ	1,666	1,374
8.16%, 07/15/2025 ə Џ	750	615
Electronic Equipment & Instruments—0.4%
NXP BV / NXP Funding LLC 9.75%, 08/01/2018—144A	2,425	2,771
Energy Equipment & Services—1.1%
Stallion Oilfield Holdings, Ltd. 10.50%, 02/15/2015	6,603	7,082
Food & Staples Retailing—1.4%
Rite Aid Corp. 7.50%, 03/01/2017 ^	2,000	2,045
7.70%, 02/15/2027	281	247
9.50%, 06/15/2017 ^	337	338
10.38%, 07/15/2016	3,400	3,609
SUPERVALU, Inc. 8.00%, 05/01/2016 ^	2,804	2,944
Food Products—1.6%
Dole Food Co., Inc. 8.00%, 10/01/2016—144A	4,170	4,400
Harmony Foods Corp. 10.00%, 05/01/2016—144A	571	591
Post Holdings, Inc. 7.38%, 02/15/2022—144A	2,180	2,267
Simmons Foods, Inc. 10.50%, 11/01/2017—144A	3,400	3,128
Health Care Equipment & Supplies—0.9%
Accellent, Inc. 8.38%, 02/01/2017	2,230	2,250
Kinetic Concepts, Inc. / KCI USA, Inc. 10.50%, 11/01/2018—144A	3,645	3,758
Health Care Providers & Services—5.0%
CHS/Community Health Systems, Inc. 8.00%, 11/15/2019—144A ^	7,900	8,337
DaVita, Inc. 6.38%, 11/01/2018 ^	4,500	4,725
Fresenius Medical Care US Finance II, Inc. 5.63%, 07/31/2019—144A	2,525	2,569

	Principal	Value
	(000’s)	(000’s)
Health Care Providers & Services (continued)
Fresenius Medical Care US Finance II, Inc. (continued) 5.88%, 01/31/2022—144A	$700	$711
GCB U.S. Oncology, Inc. (Escrow Shares) 08/15/2017	4,970	75
HCA, Inc. 6.50%, 02/15/2020	1,300	1,391
7.50%, 02/15/2022 ^	4,100	4,413
7.88%, 02/15/2020	2,750	3,053
HealthSouth Corp. 7.75%, 09/15/2022 ^	3,300	3,556
LifePoint Hospitals, Inc. 6.63%, 10/01/2020 ^	3,815	4,015
Hotels, Restaurants & Leisure—5.9%
Ameristar Casinos, Inc. 7.50%, 04/15/2021—144A	372	393
7.50%, 04/15/2021 ^	4,275	4,521
Caesars Entertainment Operating Co., Inc. 10.00%, 12/15/2018	3,725	2,808
12.75%, 04/15/2018	6,500	5,533
GWR Operating Partnership LLP 10.88%, 04/01/2017	5,465	6,147
Mashantucket Western Pequot Tribe 8.50%, 11/15/2015—144A Џ ‡	6,600	602
MGM Resorts International 7.50%, 06/01/2016 ^	2,625	2,730
10.00%, 11/01/2016 ^	2,775	3,122
11.13%, 11/15/2017	2,456	2,781
11.38%, 03/01/2018 ^	2,000	2,383
Royal Caribbean Cruises, Ltd. 7.25%, 06/15/2016 ^	1,475	1,582
Seneca Gaming Corp. 8.25%, 12/01/2018—144A	1,000	1,023
WMG Acquisition Corp. 11.50%, 10/01/2018	2,120	2,311
Wynn Las Vegas LLC 7.75%, 08/15/2020	2,072	2,290
Household Durables—4.3%
Beazer Homes USA, Inc. 9.13%, 06/15/2018	5,310	4,514
12.00%, 10/15/2017	5,654	6,138
Jarden Corp. 7.50%, 05/01/2017—01/15/2020	2,360	2,578
K. Hovnanian Enterprises, Inc. 10.63%, 10/15/2016 ^	3,960	3,564
KB Home 9.10%, 09/15/2017 ^	3,490	3,595
Meritage Homes Corp. 7.15%, 04/15/2020 ^	3,646	3,764
Standard Pacific Corp. 8.38%, 05/15/2018—01/15/2021 ^	3,400	3,589
Household Products—1.4%
Reynolds Group Issuer, Inc. 6.88%, 02/15/2021—144A	300	309
7.13%, 04/15/2019—144A	1,950	2,038
9.00%, 04/15/2019—144A	5,175	5,201
9.88%, 08/15/2019—144A	1,250	1,303
Independent Power Producers & Energy Traders—4.4%
Calpine Corp. 7.25%, 10/15/2017—144A	3,875	4,137
7.88%, 07/31/2020—01/15/2023—144A	1,825	1,988
Dynegy Holdings LLC 7.50%, 06/01/2015 Џ ‡	4,800	3,216

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica High Yield Bond

(formerly, Transamerica AEGON High Yield Bond)

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2012

(unaudited)

	Principal	Value
	(000’s)	(000’s)
Independent Power Producers & Energy Traders (continued)
Dynegy Holdings LLC (continued) 7.75%, 06/01/2019 Џ ‡	$11,190	$7,552
Edison Mission Energy 7.20%, 05/15/2019 ^	3,650	2,236
NRG Energy, Inc. 7.63%, 01/15/2018—05/15/2019	5,700	5,718
7.88%, 05/15/2021 ^	2,250	2,199
8.25%, 09/01/2020 ^	1,900	1,905
Insurance—2.3%
Genworth Financial, Inc. 6.15%, 11/15/2066 *	3,584	2,191
Liberty Mutual Group, Inc. 10.75%, 06/15/2058—144A *	3,475	4,726
Lincoln National Corp. 7.00%, 05/17/2066 *	8,350	8,099
IT Services—1.0%
SunGard Data Systems, Inc. 7.38%, 11/15/2018	2,275	2,429
7.63%, 11/15/2020 ^	3,905	4,163
Machinery—0.8%
Dynacast International LLC 9.25%, 07/15/2019—144A	2,200	2,310
Navistar International Corp. 8.25%, 11/01/2021 ^	2,459	2,656
Media—6.3%
Cablevision Systems Corp. 7.75%, 04/15/2018	2,225	2,364
8.00%, 04/15/2020 ^	1,050	1,134
8.63%, 09/15/2017	1,800	1,976
CCO Holdings LLC / CCO Holdings Capital Corp. 6.50%, 04/30/2021	800	836
7.25%, 10/30/2017 ^	5,385	5,855
7.38%, 06/01/2020 ^	1,500	1,637
7.88%, 04/30/2018 ^	450	487
Cequel Communications Holdings I LLC / Cequel Capital Corp. 8.63%, 11/15/2017—144A ^	3,000	3,240
Clear Channel Worldwide Holdings, Inc. 7.63%, 03/15/2020—144A ^	3,875	3,836
7.63%, 03/15/2020—144A	500	486
9.25%, 12/15/2017	475	518
Clear Channel Worldwide Holdings, Inc.—Series B 9.25%, 12/15/2017	3,675	4,029
DISH DBS Corp. 7.13%, 02/01/2016	1,000	1,108
7.75%, 05/31/2015	468	527
7.88%, 09/01/2019	1,700	1,968
Univision Communications, Inc. 7.88%, 11/01/2020—144A	2,915	3,039
8.50%, 05/15/2021—144A	3,985	3,935
WMG Acquisition Corp. 9.50%, 06/15/2016	4,200	4,588
Metals & Mining—1.4%
AK Steel Corp. 8.38%, 04/01/2022	3,182	3,072
FMG Resources August 2006 Pty, Ltd. 8.25%, 11/01/2019—144A ^	2,490	2,695
Thompson Creek Metals Co., Inc. 7.38%, 06/01/2018	585	500

	Principal	Value
	(000’s)	(000’s)
Metals & Mining (continued)
U.S. Steel Corp. 6.65%, 06/01/2037	$3,043	$2,533
Multiline Retail—1.2%
Bon-Ton Department Stores, Inc. 10.25%, 03/15/2014	3,305	2,718
JC Penney Corp., Inc. 7.13%, 11/15/2023 ^	3,375	3,498
7.40%, 04/01/2037	1,350	1,296
Multi-Utilities—0.5%
Puget Energy, Inc. 6.00%, 09/01/2021	2,950	3,154
Oil, Gas & Consumable Fuels—7.4%
Arch Coal, Inc. 7.00%, 06/15/2019—144A ^	670	600
7.25%, 06/15/2021—144A ^	1,115	995
8.75%, 08/01/2016	1,400	1,404
Chesapeake Energy Corp. 6.63%, 08/15/2020 ^	2,550	2,486
6.78%, 03/15/2019 ^	2,100	2,042
7.63%, 07/15/2013	100	104
9.50%, 02/15/2015 ^	2,400	2,616
Connacher Oil and Gas, Ltd. 8.50%, 08/01/2019—144A	3,025	3,010
CONSOL Energy, Inc. 6.38%, 03/01/2021	540	508
8.00%, 04/01/2017	750	791
8.25%, 04/01/2020	2,000	2,100
Continental Resources, Inc. 5.00%, 09/15/2022—144A	385	391
7.13%, 04/01/2021	650	725
8.25%, 10/01/2019	2,460	2,755
El Paso Corp. 7.25%, 06/01/2018	5,475	6,263
Energy Transfer Equity, LP 7.50%, 10/15/2020 ^	6,000	6,644
Kinder Morgan Finance Co., ULC 5.70%, 01/05/2016	3,160	3,318
Linn Energy LLC/Linn Energy Finance Corp. 7.75%, 02/01/2021	1,740	1,836
8.63%, 04/15/2020	2,340	2,556
Newfield Exploration Co. 6.63%, 04/15/2016	610	624
6.88%, 02/01/2020 ^	2,138	2,272
7.13%, 05/15/2018	295	314
Plains Exploration & Production Co. 6.13%, 06/15/2019	1,000	1,010
6.75%, 02/01/2022	1,215	1,264
SM Energy Co. 6.50%, 11/15/2021	2,370	2,500
Paper & Forest Products—0.7%
Ainsworth Lumber Co., Ltd. 11.00%, 07/29/2015—144A Ώ	696	545
Westvaco Corp. 7.95%, 02/15/2031 ^	600	666
8.20%, 01/15/2030	2,650	3,041
Pharmaceuticals—1.1%
Mylan, Inc. 7.63%, 07/15/2017—144A	1,000	1,108
7.88%, 07/15/2020—144A	1,695	1,898
Valeant Pharmaceuticals International, Inc. 6.75%, 08/15/2021—144A	2,170	2,111
6.88%, 12/01/2018—144A	1,100	1,133

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica High Yield Bond

(formerly, Transamerica AEGON High Yield Bond)

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
Pharmaceuticals (continued)
Valeant Pharmaceuticals International, Inc. (continued) 7.00%, 10/01/2020—144A	$900	$912
Real Estate Investment Trusts—1.3%
Host Hotels & Resorts, LP 5.88%, 06/15/2019 ^	700	744
6.00%, 10/01/2021—144A	3,000	3,203
9.00%, 05/15/2017 ^	450	500
Weyerhaeuser Co. 7.38%, 03/15/2032	3,450	3,767
Real Estate Management & Development—0.3%
Realogy Corp. 11.50%, 04/15/2017	1,905	1,781
Road & Rail—1.2%
Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 8.25%, 01/15/2019 ^	1,035	1,084
9.75%, 03/15/2020	3,605	3,965
Hertz Corp. 6.75%, 04/15/2019 ^	2,000	2,088
7.50%, 10/15/2018	900	965
Semiconductors & Semiconductor Equipment—0.6%
Freescale Semiconductor, Inc. 9.25%, 04/15/2018—144A	2,900	3,179
10.13%, 03/15/2018—144A ^	638	711
Software—1.5%
First Data Corp. 8.75%, 01/15/2022—144A	1,340	1,307
12.63%, 01/15/2021 ^	8,186	8,206
Specialty Retail—0.5%
Brookstone Co., Inc. 13.00%, 10/15/2014—144A	935	757
Claire’s Stores, Inc. 9.00%, 03/15/2019—144A	500	515
9.63%, 06/01/2015 Ώ	1,968	1,673
Textiles, Apparel & Luxury Goods—1.5%
Jones Group, Inc. 6.13%, 11/15/2034 ^	6,720	5,108
Levi Strauss & Co. 6.88%, 05/01/2022—144A	3,440	3,517
PVH Corp. 7.38%, 05/15/2020 ^	1,175	1,298
Wireless Telecommunication Services—2.3%
Cricket Communications, Inc. 7.75%, 05/15/2016	2,190	2,305
7.75%, 10/15/2020 ^	2,225	2,086
Sprint Nextel Corp. 8.38%, 08/15/2017 ^	6,270	6,035
9.00%, 11/15/2018—144A	1,670	1,839
9.25%, 04/15/2022	2,750	2,736

Total Corporate Debt Securities (cost $577,302)		587,368

STRUCTURED NOTES DEBT—0.4%
Diversified Telecommunication Services—0.4%
Intelsat Luxembourg SA 11.50%, 02/04/2017—144A Ώ	2,750	2,839
Total Structured Notes Debt (cost $2,944)

	Shares	Value (000’s)
PREFERRED STOCKS—2.5%
Consumer Finance—1.3%
Ally Financial, Inc., 7.00%—144A	3,053	$2,591
Ally Financial, Inc., 8.50% *	246,000	5,511
Diversified Financial Services—0.5%
GMAC Capital Trust I, 8.13% *	149,000	3,569
Insurance—0.7%
Hartford Financial Services Group, Inc., 7.88% * ‡^	177,400	4,674

Total Preferred Stocks (cost $15,413)		16,345

COMMON STOCKS—0.6%
Automobiles—0.0% ¥
General Motors Co. ‡^	11,558	266
Commercial Banks—0.4%
CIT Group, Inc. ‡	68,248	2,583
IT Services—0.2%
Unisys Corp. ‡^	61,972	1,156

Total Common Stocks (cost $3,482)		4,005

WARRANTS—0.0% ¥
Automobiles—0.0% ¥
General Motors Co. ‡ Expiration: 07/10/2016 Exercise Price: $10.00	203	3
General Motors Co. ‡ Expiration: 07/10/2019 Exercise Price: $18.33	203	2

Total Warrants (cost $◆)		5

SECURITIES LENDING COLLATERAL—17.7%
State Street Navigator Securities Lending Trust—Prime Portfolio, 0.29% ▲	115,329,870	115,330
Total Securities Lending Collateral (cost $115,330)

	Principal	Value
	(000’s)	(000’s)
REPURCHASE AGREEMENT—4.9%
State Street Bank & Trust Co. 0.03% ▲, dated 04/30/2012, to be repurchased at $31,955 on 05/01/2012. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 12/01/2026, and with a value of $32,597.	$31,955	31,955
Total Repurchase Agreement (cost $31,955)

Total Investment Securities (cost $746,426) P		757,847
Other Assets and Liabilities—Net		(106,033)

Net Assets		$651,814

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica High Yield Bond

(formerly, Transamerica AEGON High Yield Bond)

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2012

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

^	All or a portion of this security is on loan. The value of all securities on loan is $112,968.
ə	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is $1,989, or 0.31% of the fund’s net assets.
*	Floating or variable rate note. Rate is listed as of 04/30/2012.
Ώ	Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock.
Ž	The security has a perpetual maturity. The date shown is the next call date.
Џ	In default.
‡	Non-income producing security.
¥	Percentage rounds to less than 0.1%.
▲	Rate shown reflects the yield at 04/30/2012.
P	Aggregate cost for federal income tax purposes is $746,426. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $28,501 and $17,080, respectively. Net unrealized appreciation for tax purposes is $11,421.
◆	Amount is less than 1.

DEFINITION (all amounts in thousands):

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 04/30/2012, these securities aggregated $130,002, or 19.94% of the fund’s net assets.

VALUATION SUMMARY (all amounts in thousands): '

		Level 2—
		Other	Level 3—
	Level 1—	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	04/30/2012
Common Stocks	$4,005	$—	$—	$4,005
Corporate Debt Securities	—	587,368	◆	587,368
Preferred Stocks	16,345	—	—	16,345
Repurchase Agreement	—	31,955	—	31,955
Securities Lending Collateral	115,330	—	—	115,330
Structured Notes Debt	—	2,839	—	2,839
Warrants	5	—	—	5

Total	$135,685	$622,162	$ ◆	$757,847

Level 3 Rollforward—Investment Securities

Securities	Beginning Balance at 10/31/2011		Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) ƒ	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 04/30/2012		Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 04/30/2012 ƒ
Corporate Debt Securities	$	◆	$—	$—	$—	$—	$—	$—	$—	$	◆	$—

'	See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
ƒ	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 04/30/2012 may be due to an investment no longer held or categorized as Level 3 at period end.

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica International Bond

(formerly, Transamerica JPMorgan International Bond)

SCHEDULE OF INVESTMENTS

At April 30, 2012

(unaudited)

	Principal		Value
	(000’s)		(000’s)
FOREIGN GOVERNMENT OBLIGATIONS—70.8%
Australia—1.8%
New South Wales Treasury Corp. 5.50%, 03/01/2017	AUD	3,550	$4,013
Belgium—2.8%
Belgium Government Bond 4.00%, 03/28/2018	EUR	3,470	4,945
4.25%, 09/28/2021		1,000	1,426
Brazil—1.3%
Brazil Notas do Tesouro Nacional 10.00%, 01/01/2013	BRL	5,480	2,903
Canada—4.1%
Canadian Government Bond 2.50%, 06/01/2015	CAD	1,300	1,356
3.25%, 06/01/2021		5,600	6,230
5.00%, 06/01/2037		590	854
5.75%, 06/01/2033		383	585
Denmark—1.2%
Denmark Government Bond 4.00%, 11/15/2019	DKK	12,850	2,736
France—8.0%
Caisse d’Amortissement de la Dette Sociale 3.75%, 09/08/2014—10/25/2020	GBP	2,520	3,816
France Government Bond OAT 2.50%, 10/25/2020	EUR	7,300	9,494
4.50%, 04/25/2041		1,600	2,410
5.75%, 10/25/2032		1,278	2,215
Germany—6.7%
Bundesrepublik Deutschland 2.25%, 09/04/2021		6,780	9,538
4.75%, 07/04/2034		2,970	5,486
Italy—8.0%
Italy Buoni Poliennali Del Tesoro 4.00%, 09/01/2020—02/01/2037		8,305	9,590
4.25%, 08/01/2014		2,500	3,358
5.25%, 08/01/2017		3,800	5,163
Japan—21.4%
10-Year Japan Government Bond 1.10%, 06/20/2021	JPY	330,000	4,238
Japan Government Bond 1.30%, 03/20/2015		1,424,000	18,434
2.10%, 12/20/2026—09/20/2028		1,067,000	14,561
2.20%, 09/20/2039—03/20/2041		802,000	10,758
Netherlands—2.5%
Netherlands Government Bond 3.25%, 07/15/2021	EUR	1,160	1,682
3.75%, 07/15/2014—01/15/2042		2,775	4,051
South Africa—1.1%
Republic of South Africa 13.50%, 09/15/2015	ZAR	15,900	2,473
Spain—2.7%
Spain Government Bond 4.60%, 07/30/2019	EUR	3,540	4,487
4.90%, 07/30/2040		1,410	1,524
Supranational—4.8%
European Investment Bank 1.40%, 06/20/2017	JPY	361,000	4,764
4.25%, 10/15/2014	EUR	4,175	5,995
Sweden—1.0%
Sweden Government Bond 4.50%, 08/12/2015	SEK	14,000	2,297

	Principal		Value
	(000’s)		(000’s)
United Kingdom—3.4%
United Kingdom Gilt 4.25%, 06/07/2032	GBP	965	$1,840
4.50%, 12/07/2042		2,920	5,797

Total Foreign Government Obligations (cost $152,785)			159,019

MORTGAGE-BACKED SECURITY—1.4%
Spain—1.4%
Union de Creditos Inmobiliarios Series 15, Class A 1.00%, 12/18/2048 * §	EUR	3,490	3,192
Total Mortgage-Backed Security (cost $4,735)
CORPORATE DEBT SECURITIES—22.3%
Australia—1.0%
Suncorp-Metway, Ltd. 4.00%, 01/16/2014	GBP	1,290	2,193
Finland—1.3%
Nordea Bank Finland PLC 2.25%, 11/16/2015	EUR	2,100	2,875
France—2.1%
BNP Paribas Home Loan SFH 3.00%, 07/23/2013		1,750	2,376
Cie de Financement Foncier SA 4.75%, 06/25/2015		1,600	2,313
Germany—3.8%
KFW 2.60%, 06/20/2037	JPY	170,000	2,416
5.50%, 12/07/2015	GBP	3,350	6,201
Netherlands—5.4%
Fortis Bank Nederland NV 3.38%, 05/19/2014	EUR	3,200	4,452
ING Bank NV 3.00%, 09/30/2014		2,850	3,944
LeasePlan Corp. NV 3.25%, 05/22/2014		2,750	3,815
Norway—2.2%
Sparebank 1 Boligkreditt AS 2.50%, 06/23/2015		1,500	2,057
Sparebanken Vest Boligkreditt AS 2.50%, 06/09/2015		2,100	2,862
Sweden—1.2%
Stadshypotek AB 2.75%, 04/30/2015		2,000	2,772
Switzerland—1.8%
Credit Suisse AG 2.63%, 12/01/2015		3,000	4,149
United Kingdom—3.5%
Abbey National Treasury Services PLC 3.38%, 06/08/2015		1,550	2,148
Bank of Scotland PLC 4.75%, 01/26/2015		800	1,146
Barclays Bank PLC 3.63%, 04/13/2016		1,700	2,411
Royal Bank of Scotland PLC 4.00%, 03/15/2016—Reg S		1,450	2,063

Total Corporate Debt Securities (cost $48,626)			50,193

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica International Bond

(formerly, Transamerica JPMorgan International Bond)

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT—0.2%
State Street Bank & Trust Co. 0.03% ▲, dated 04/30/2012, to be repurchased at $390 on 05/01/2012. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 12/01/2026, and with a value of $401.	$390	$390
Total Repurchase Agreement (cost $390)

Total Investment Securities (cost $206,536) P		212,794
Other Assets and Liabilities—Net		11,988

Net Assets		$224,782

	Percentage of	Value
INVESTMENTS BY INDUSTRY:	Total Investments	(000’s)
Foreign Government Obligation	74.7%	$159,019
Commercial Banks	16.4	34,798
Diversified Financial Services	6.2	13,202
Mortgage-Backed Security	1.5	3,192
Insurance	1.0	2,193

Investment Securities, at Value	99.8	212,404
Short-Term Investments	0.2	390

Total Investments	100.0%	$212,794

FUTURES CONTRACTS: Б

Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation) (000’s)
10-Year Government of Canada Bond	Short	(43)	06/20/2012	$(31)
10-Year Japan Government Bond	Long	20	06/11/2012	246
3-Year Australian Treasury Bond	Long	4	06/15/2012	7
German Euro BOBL	Short	(103)	06/07/2012	(147)
German Euro Bund	Short	(43)	06/07/2012	(94)
German Euro Schatz	Short	(204)	06/07/2012	(82)
U.K. Long Gilt Bond	Long	48	06/27/2012	101

				$(◆ )

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Counterparty	Contracts Bought (Sold) (000’s)	Settlement Date	Amount in U.S. Dollars Bought (Sold) (000’s)	Net Unrealized Appreciation (Depreciation) (000’s)
Australian Dollar	HSBC	(9,967)	06/14/2012	$(10,272)	$(64)
Australian Dollar	BNP	6,332	06/14/2012	6,494	71
Brazilian Real	HSBC	(6,409)	06/14/2012	(3,470)	136
Canadian Dollar	HSBC	(1,310)	06/14/2012	(1,311)	(15)
Canadian Dollar	BCLY	(5,130)	06/14/2012	(5,129)	(58)
Canadian Dollar	UBS	(1,471)	06/14/2012	(1,484)	(4)
Canadian Dollar	BNP	(372)	06/14/2012	(377)	1
Canadian Dollar	BCLY	412	06/14/2012	415	2
Canadian Dollar	HSBC	9,433	06/14/2012	9,454	86
Canadian Dollar	CITI	(1,912)	06/14/2012	(1,925)	(8)
Danish Krone	BNP	(1,987)	06/14/2012	(355)	1
Euro	BCLY	831	06/14/2012	1,109	(9)
Euro	CSFB	173	06/14/2012	228	2
Euro	HSBC	879	06/14/2012	1,155	9
Euro	HSBC	(2,903)	06/14/2012	(3,872)	28
Euro	BCLY	(433)	06/14/2012	(568)	(6)
Euro	DUB	(44,760)	06/14/2012	(59,780)	522
Euro	BCLY	(8,005)	06/14/2012	(10,460)	(138)

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica International Bond

(formerly, Transamerica JPMorgan International Bond)

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2012

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued):

Currency	Counterparty	Contracts Bought (Sold) (000’s)	Settlement Date	Amount in U.S. Dollars Bought (Sold) (000’s)	Net Unrealized Appreciation (Depreciation) (000’s)
Euro	CITI	(1,923)	06/14/2012	$(2,524)	$(22)
Euro	UBS	(1,301)	06/14/2012	(1,695)	(28)
Euro	BNP	(1,621)	06/14/2012	(2,136)	(9)
Euro	CSFB	329	06/14/2012	434	1
Euro	DUB	12,399	06/14/2012	16,507	(91)
Euro	BCLY	645	06/14/2012	843	11
Euro	WBC	542	06/14/2012	724	(7)
Euro	BNP	2,945	06/14/2012	3,909	(10)
Euro	UBS	1,815	06/14/2012	2,408	(6)
Euro	BNP	202	06/14/2012	270	(2)
Euro	BNP	323	06/14/2012	421	7
Euro	UBS	278	06/14/2012	366	2
Euro	RBS	1,711	06/14/2012	2,253	12
Indonesian Rupiah	DUB	(25,530,378)	06/14/2012	(2,760)	(6)
Indonesian Rupiah	UBS	25,530,378	06/14/2012	2,774	(9)
Japanese Yen	DUB	142,867	06/14/2012	1,772	18
Japanese Yen	DUB	100,748	06/14/2012	1,225	37
Japanese Yen	BNP	(223,977)	06/14/2012	(2,752)	(55)
Japanese Yen	CITI	4,128,185	06/14/2012	50,176	1,553
Japanese Yen	DUB	1,005,801	06/14/2012	12,235	368
Japanese Yen	DUB	154,567	06/14/2012	1,883	54
Japanese Yen	CSFB	46,041	06/14/2012	557	20
Japanese Yen	BCLY	36,773	06/14/2012	455	6
Japanese Yen	BCLY	(112,314)	06/14/2012	(1,388)	(19)
Japanese Yen	HSBC	(455,379)	06/14/2012	(5,530)	(176)
Japanese Yen	BNP	110,231	06/14/2012	1,341	41
Japanese Yen	SSB	166,474	06/14/2012	2,012	74
Japanese Yen	DUB	(1,228,171)	06/14/2012	(14,916)	(472)
Mexican Peso	BCLY	40,878	06/14/2012	3,088	37
Mexican Peso	CITI	(6,135)	06/14/2012	(476)	7
Mexican Peso	BNP	(4,313)	06/14/2012	(334)	4
New Zealand Dollar	CITI	5	06/14/2012	4	(◆ )
Norwegian Krone	CITI	(3,098)	06/14/2012	(534)	(6)
Norwegian Krone	BCLY	729	06/14/2012	126	1
Pound Sterling	BNP	(509)	06/14/2012	(820)	(6)
Pound Sterling	DUB	2,583	06/14/2012	4,132	58
Pound Sterling	BNP	590	06/14/2012	936	21
Pound Sterling	RBS	834	06/14/2012	1,355	(2)
Pound Sterling	MSC	141	06/14/2012	228	1
Pound Sterling	CITI	(1,915)	06/14/2012	(3,031)	(77)
Pound Sterling	HSBC	(763)	06/14/2012	(1,220)	(18)
Pound Sterling	DUB	1,854	06/14/2012	2,959	49
Singapore Dollar	CITI	3,407	06/14/2012	2,709	44
Singapore Dollar	CITI	(587)	06/14/2012	(466)	(8)
South African Rand	DUB	(18,123)	06/14/2012	(2,335)	19
Swedish Krona	CITI	36,225	06/14/2012	5,452	(73)
Swedish Krona	CITI	(3,030)	06/14/2012	(448)	(2)

					$1,897

FORWARD FOREIGN CROSS CURRENCY CONTRACTS:

Currency	Counterparty	Contracts Bought (Sold) (000’s)	Settlement Date	Amount in U.S. Dollars Bought (Sold) (000’s)	Unrealized Appreciation (Depreciation) (000’s)
Australian Dollar	CSFB	(156)	06/14/2012	$(161)	$(3)
Euro	CSFB	121	06/14/2012	160	2
Canadian Dollar	SSB	(464)	06/14/2012	(469)	(7)
Euro	SSB	352	06/14/2012	466	4
Canadian Dollar	BNP	(378)	06/14/2012	(382)	(6)
Euro	BNP	283	06/14/2012	375	(1)
Canadian Dollar	BCLY	646	06/14/2012	653	7
Euro	BCLY	(484)	06/14/2012	(640)	6
Canadian Dollar	RBC	935	06/14/2012	945	7
Japanese Yen	RBC	(76,926)	06/14/2012	(964)	(26)

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica International Bond

(formerly, Transamerica JPMorgan International Bond)

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2012

(unaudited)

FORWARD FOREIGN CROSS CURRENCY CONTRACTS (continued):

Currency	Counterparty	Contracts Bought (Sold) (000’s)	Settlement Date	Amount in U.S. Dollars Bought (Sold) (000’s)	Unrealized Appreciation (Depreciation) (000’s)
Danish Krone	CITI	(1,905)	06/14/2012	$(339)	$(5)
Euro	CITI	256	06/14/2012	339	5
Euro	DUB	(1,399)	06/14/2012	(1,852)	(3)
Pound Sterling	DUB	1,139	06/14/2012	1,848	(2)
Euro	DUB	(1,277)	06/14/2012	(1,691)	3
Pound Sterling	DUB	1,048	06/14/2012	1,701	8
Euro	CITI	(869)	06/14/2012	(1,150)	7
Japanese Yen	CITI	95,296	06/14/2012	1,194	37
Euro	BCLY	(658)	06/14/2012	(871)	14
Japanese Yen	BCLY	72,864	06/14/2012	913	28
Euro	CSFB	(425)	06/14/2012	(563)	1
Japanese Yen	CSFB	46,388	06/14/2012	581	17
Euro	RBC	(328)	06/14/2012	(434)	(7)
Japanese Yen	RBC	34,819	06/14/2012	436	8
Euro	CSFB	(242)	06/14/2012	(321)	(3)
Japanese Yen	CSFB	25,762	06/14/2012	323	4
Euro	BCLY	252	06/14/2012	334	(2)
Japanese Yen	BCLY	(27,608)	06/14/2012	(346)	(11)
Euro	HSBC	254	06/14/2012	336	3
Japanese Yen	HSBC	(27,426)	06/14/2012	(344)	(11)
Euro	HSBC	271	06/14/2012	359	(2)
Swedish Krona	HSBC	(2,403)	06/14/2012	(357)	4
Euro	UBS	1,004	06/14/2012	1,329	12
Swedish Krona	UBS	(8,965)	06/14/2012	(1,331)	(14)
Euro	CSFB	2,717	06/14/2012	3,597	32
Norwegian Krone	CSFB	(20,726)	06/14/2012	(3,615)	(50)
Norwegian Krone	DUB	9,831	06/14/2012	1,715	20
Swedish Krona	DUB	(11,513)	06/14/2012	(1,710)	(15)
Norwegian Krone	UBS	10,657	06/14/2012	1,859	(9)
Swedish Krona	UBS	(12,426)	06/14/2012	(1,845)	23
Norwegian Krone	DUB	11,096	06/14/2012	1,936	(13)
Swedish Krona	DUB	(13,033)	06/14/2012	(1,936)	14

					$76

Collateral (Received) Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of 04/30/2012:

Counterparty	Total Market Value of OTC Derivatives (000’s)	Collateral (Received)/Pledged (000’s)	Net Exposures(1) (000’s)
BCLY	$(131)	$—	$(131)
BNP	57	—	57
CITI	1,452	—	1,452
CSFB	23	—	23
DUB	568	—	568
HSBC	(20)	—	(20)
MSC	1	—	1
RBC	(18)	—	(18)
RBS	10	—	10
SSB	71	—	71
UBS	(33)	—	(33)
WBC	(7)	—	(7)

(1)	Net exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default.

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica International Bond

(formerly, Transamerica JPMorgan International Bond)

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2012

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

*	Floating or variable rate note. Rate is listed as of 04/30/2012.
▲	Rate shown reflects the yield at 04/30/2012.
Б	Cash in the amount of $1,067 has been segregated as collateral to cover margin requirements for open futures contracts.
◆	Amount rounds to less than 1.
§	Illiquid. Total aggregate market value of illiquid securities is $3,192, or 1.42% of the fund’s. net assets.
P	Aggregate cost for federal income tax purposes is $206,536. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $12,230 and $5,972, respectively. Net unrealized appreciation for tax purposes is $6,258.

DEFINITIONS:

BCLY	Barclays Bank PLC
BNP CITI CSFB DUB HSBC MSC RBC RBS SSB UBS WBC

BNP Paribas Bank

Citigroup, Inc.

Credit Suisse First Boston

Deutsche Bank AG

HSBC Bank USA

Morgan Stanley

Royal Bank of Canada

Royal Bank of Scotland Group PLC

State Street Bank

UBS Warburg LLC

Westpac Banking Corporation

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
CAD DKK EUR GBP JPY SEK ZAR	Canadian Dollar Danish Krone Euro Pound Sterling Japanese Yen Swedish Krona South African Rand

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value at 04/30/2012
Corporate Debt Securities	$—	$50,193	$—	$50,193
Foreign Government Obligations	—	159,019	—	159,019
Mortgage-Backed Security	—	3,192	—	3,192
Repurchase Agreement	—	390	—	390

Total	$—	$212,794	$—	$212,794

Other Financial Instruments ₣	Level 1— Quoted Prices			Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value at 04/30/2012
Futures Contracts—Appreciation		$354		$—	$—	$354
Futures Contracts—Depreciation		(354)		—	—	(354)
Forward Foreign Cross Currency Contracts— Appreciation		—		266	—	266
Forward Foreign Cross Currency Contracts— Depreciation		—		(190)	—	(190)
Forward Foreign Currency Contracts—Appreciation		—		3,303	—	3,303
Forward Foreign Currency Contracts—Depreciation		—		(1,406)	—	(1,406)

Total	$	(◆	)	$1,973	$—	$1,973

'	See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
₣	Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica International Equity

(formerly Transamerica TS&W International Equity)

SCHEDULE OF INVESTMENTS

At April 30, 2012

(unaudited)

	Shares	Value (000’s)
PREFERRED STOCK—0.5%
Russian Federation—0.5%
Sberbank of Russia, 3.89% ▲	540,000	$945
Total Preferred Stock (cost $1,337)
COMMON STOCKS—94.8%
Australia—3.0%
APA Group ^	431,000	2,344
Computershare, Ltd. ^	269,900	2,365
Telstra Corp., Ltd.	262,000	966
Belgium—1.3%
Anheuser-Busch InBev NV ^	33,900	2,444
Canada—2.2%
Barrick Gold Corp. ^	52,100	2,108
Canadian Imperial Bank of Commerce	21,000	1,584
Penn West Petroleum, Ltd. ^	33,000	566
Finland—0.7%
Sampo OYJ—Class A	53,278	1,418
France—7.4%
AXA SA ^	133,983	1,898
Bouygues SA ^	51,489	1,398
Etablissements Maurel et Prom	47,500	790
Euler Hermes SA	24,400	1,728
European Aeronautic Defence and Space Co., NV	72,700	2,870
Sanofi ^	39,600	3,022
Societe Generale SA	21,900	518
Vivendi SA	89,500	1,654
Germany—10.8%
Adidas AG	26,000	2,168
Allianz SE	21,000	2,340
Bayer AG ^	38,600	2,719
Gerresheimer AG ‡	30,700	1,417
HeidelbergCement AG ^	34,700	1,908
Hochtief AG	18,300	1,073
Linde AG	11,000	1,883
Rheinmetall AG	19,195	1,078
Siemens AG	40,600	3,761
TUI AG ‡^	286,300	2,092
Greece—0.5%
OPAP SA	98,036	876
Hong Kong—3.7%
First Pacific Co.	1,820,200	1,975
Guangdong Investment, Ltd. ^	3,012,000	2,217
HSBC Holdings PLC	297,424	2,710
Ireland—2.5%
Ryanair Holdings PLC ADR ‡^	69,900	2,354
Smurfit Kappa Group PLC	297,900	2,508
Italy—3.3%
Fiat Industrial SpA	190,749	1,565
Pirelli & C. SpA	200,500	2,442
Prysmian SpA	135,001	2,198
Japan—16.6%
Air Water, Inc.	191,400	2,413
Aisin Seiki Co., Ltd.	86,000	3,028
Daito Trust Construction Co., Ltd.	21,100	1,897
Fujitsu, Ltd. ^	405,000	1,968
Fukuoka Financial Group, Inc.	415,000	1,727
Hitachi, Ltd.	510,000	3,248
Japan Petroleum Exploration Co.	31,000	1,414
Jupiter Telecommunications Co., Ltd.	2,561	2,714
Kintetsu World Express, Inc. ^	55,000	1,969
Komatsu, Ltd.	50,800	1,462
Kuraray Co., Ltd.	130,000	1,855
Mitsubishi Corp.	105,800	2,293
Nippon Telegraph & Telephone Corp.	74,900	3,389
USS Co., Ltd.	24,880	2,524
Korea, Republic of—2.6%
Hyundai Home Shopping Network Corp.	9,200	1,123

	Shares	Value (000’s)
Korea, Republic of (continued)
Kangwon Land, Inc.	96,300	$2,066
SK Telecom Co., Ltd.	15,000	1,792
Netherlands—1.2%
BinckBank NV	147,252	1,394
Wolters Kluwer NV	58,700	1,013
Rubssian Federation—0.4%
Gazprom OAO ADR	62,000	712
Singapore—2.4%
Fraser and Neave, Ltd.	446,900	2,542
SIA Engineering Co., Ltd.	657,000	2,092
Spain—2.0%
Amadeus IT Holding SA—Class A	95,600	1,954
Grifols SA ADR ^	119,110	1,127
Viscofan SA	15,880	718
Sweden—4.2%
Investment AB Kinnevik—Class B	103,100	2,097
Investor AB—Class B	138,400	2,759
Saab AB	67,193	1,120
Svenska Cellulosa AB—Class B	115,300	1,827
Switzerland—6.9%
Aryzta AG ‡	38,900	1,959
GAM Holding AG ‡	157,200	2,017
Nestle SA	42,200	2,585
Novartis AG	68,900	3,800
Zurich Insurance Group AG ‡	9,800	2,397
Thailand—0.9%
Bangkok Bank PCL	283,000	1,758
United Kingdom—19.2%
BHP Billiton PLC ADR ^	31,300	2,014
BP PLC ADR	68,000	2,952
Diageo PLC ADR	16,725	1,691
Imperial Tobacco Group PLC	47,300	1,891
Inmarsat PLC	272,900	1,948
Johnson Matthey PLC	44,100	1,656
Kingfisher PLC	503,500	2,374
National Grid PLC	195,300	2,109
Resolution, Ltd.	438,800	1,594
Rexam PLC	301,824	2,106
Royal Dutch Shell PLC—Class A	100,400	3,574
TESCO PLC	319,000	1,643
Unilever PLC	121,700	4,153
Vodafone Group PLC	1,168,100	3,232
WPP PLC	212,700	2,878
United States—3.0%
Flextronics International, Ltd. ‡^	304,000	2,025
Noble Corp. ‡^	57,800	2,200
RenaissanceRe Holdings, Ltd. ^	18,000	1,405

Total Common Stocks (cost $175,385)		179,155

SECURITIES LENDING COLLATERAL—12.1%
State Street Navigator Securities Lending Trust—Prime Portfolio, 0.29% ▲	22,895,120	22,895
Total Securities Lending Collateral (cost $22,895)

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica International Equity

(formerly Transamerica TS&W International Equity)

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT—4.0%
State Street Bank & Trust Co. 0.03% ▲, dated 04/30/2012, to be repurchased at $7,606 on 05/01/2012. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 12/01/2026, with a value of $7,762.	$7,606	$7,606
Total Repurchase Agreement (cost $7,606)

Total Investment Securities (cost $207,223) P		210,601
Other Assets and Liabilities—Net		(21,482)

Net Assets		$189,119

INVESTMENTS BY INDUSTRY:	Percentage of Total Investments	Value (000’s)
Insurance	6.1%	$12,779
Oil, Gas & Consumable Fuels	4.8	10,007
Pharmaceuticals	4.5	9,541
Food Products	4.5	9,415
Commercial Banks	3.9	8,297
Media	3.9	8,259
Chemicals	3.7	7,807
Industrial Conglomerates	3.5	7,381
Diversified Financial Services	3.2	6,831
Diversified Telecommunication Services	3.0	6,303
Auto Components	2.6	5,470
Electronic Equipment & Instruments	2.5	5,273
Hotels, Restaurants & Leisure	2.4	5,034
Wireless Telecommunication Services	2.4	5,024
Specialty Retail	2.3	4,898
Containers & Packaging	2.2	4,614
Capital Markets	2.1	4,356
IT Services	2.1	4,319
Beverages	2.0	4,135
Metals & Mining	2.0	4,122
Aerospace & Defense	1.9	3,990
Machinery	1.4	3,028
Construction & Engineering	1.2	2,471
Airlines	1.1	2,354
Gas Utilities	1.1	2,344
Trading Companies & Distributors	1.1	2,293
Water Utilities	1.1	2,217
Energy Equipment & Services	1.0	2,200
Electrical Equipment	1.0	2,198
Textiles, Apparel & Luxury Goods	1.0	2,168
Multi-Utilities	1.0	2,109
Transportation Infrastructure	1.0	2,092
Air Freight & Logistics	0.9	1,969
Computers & Peripherals	0.9	1,968
Construction Materials	0.9	1,908
Real Estate Management & Development	0.9	1,898
Tobacco	0.9	1,891
Paper & Forest Products	0.9	1,827
Food & Staples Retailing	0.8	1,643
Life Sciences Tools & Services	0.7	1,417
Biotechnology	0.5	1,127
Internet & Catalog Retail	0.5	1,123

Investment Securities, at Value	85.5	180,100
Short-Term Investments	14.5	30,501

Total Investments	100.0%	$210,601

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica International Equity

(formerly, Transamerica TS&W International Equity)

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2012

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

‡	Non-income producing security.
^	All or a portion of this security is on loan. The value of all securities on loan is $21,909.
▲	Rate shown reflects the yield at 04/30/2012.
P	Aggregate cost for federal income tax purposes is $207,223. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $15,725 and $12,347, respectively. Net unrealized appreciation for tax purposes is $3,378.

DEFINITION:

ADR         American Depositary Receipt

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value at 04/30/2012
Common Stocks	$9,888	$169,267	$—	$179,155
Preferred Stock	—	945	—	945
Repurchase Agreement	—	7,606	—	7,606
Securities Lending Collateral	22,895	—	—	22,895

Total	$32,783	$177,818	$—	$210,601

'	See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica Money Market

(formerly, Transamerica AEGON Money Market)

SCHEDULE OF INVESTMENTS

At April 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
COMMERCIAL PAPER ▲ —67.1%
Beverages—0.7%
Coca-Cola Co. 0.20%, 07/18/2012	$1,500	$1,499
Commercial Banks—28.3%
Australia & New Zealand Banking Group, Ltd. 0.52%, 06/29/2012	5,000	4,996
Bank Tokyo Mit UFJ, Ltd. 0.08%, 05/02/2012	3,000	3,000
Barclays US Funding Corp. 0.07%, 05/02/2012	9,000	9,001
Credit Suisse 0.35%, 06/29/2012	4,400	4,397
Deutsche Bank Financial LLC 0.27%, 06/01/2012	3,100	3,099
DNB Bank ASA 0.25%, 07/18/2012—144A	3,300	3,298
0.32%, 06/11/2012—144A	2,000	1,999
Mizuho Funding LLC 0.35%, 07/23/2012—144A	5,000	4,996
0.36%, 05/22/2012	1,700	1,700
National Australia Funding Delaware, Inc. 0.24%, 05/01/2012—144A	5,900	5,901
Skandinaviska Enskilda Banken AB 0.43%, 07/11/2012—144A	3,000	2,997
0.49%, 06/06/2012—144A	1,850	1,849
Standard Chartered Bank 0.40%, 09/18/2012—144A	3,000	2,995
0.41%, 05/10/2012—09/14/2012	5,000	4,995
Sumitomo Mitsui Banking Corp. 0.35%, 07/16/2012—07/25/2012—144A	7,700	7,694
Westpac Securities NZ, Ltd. 0.40%, 10/01/2012—144A	1,600	1,597
Consumer Finance—4.4%
PACCAR Financial Corp. 0.10%, 05/09/2012	2,100	2,100
Toyota Motor Credit Corp. 0.21%, 05/18/2012	4,000	3,999
0.28%, 05/21/2012—07/06/2012	4,000	3,999
Diversified Financial Services—33.7%
Alpine Securitization Corp. 0.17%, 05/23/2012—144A	6,000	5,999
General Electric Capital Corp. 0.18%, 06/06/2012	2,100	2,100
0.28%, 07/16/2012	4,000	3,998
ING US Funding LLC 0.37%, 07/23/2012	2,800	2,798
Jupiter Securitization Co. LLC 0.18%, 06/01/2012—144A	1,600	1,600
Mont Blanc Capital Corp. 0.33%, 05/23/2012—144A	6,000	5,999
Nieuw Amsterdam Receivables Corp. 0.19%, 05/14/2012—144A	4,200	4,200
Nordea North America, Inc. 0.26%, 06/01/2012	2,200	2,199
0.33%, 09/04/2012	3,000	2,997
Rabobank USA Financial Corp. 0.35%, 08/06/2012	2,100	2,098
0.36%, 06/22/2012—08/02/2012	5,900	5,895
Regency Markets No. 1 LLC 0.18%, 05/11/2012—144A	2,000	2,000
0.36%, 07/16/2012—144A	2,400	2,398

	Principal (000’s)	Value (000’s)
Diversified Financial Services (continued)
Sheffield Receivables Corp. 0.28%, 07/24/2012—144A	$4,000	$3,997
0.37%, 06/06/2012—144A	4,000	3,999
Straight-A Funding LLC 0.14%, 06/04/2012	4,000	3,999
0.15%, 06/18/2012	2,000	2,000
0.16%, 06/27/2012	6,300	6,298
Surrey Funding Corp. 0.16%, 05/10/2012—144A	4,200	4,200
Victory Receivables Corp. 0.17%, 05/01/2012—144A	3,000	3,000
0.22%, 06/26/2012—144A	5,000	4,998

Total Commercial Paper (cost $152,883)		152,883

CERTIFICATES OF DEPOSIT ▲—7.7%
Commercial Banks—7.7%
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.39%, 05/03/2012	6,000	6,000
Svenska Handelsbanken AB 0.27%, 07/18/2012	2,000	2,000
0.29%, 06/12/2012	3,500	3,500
Toronto-Dominion Bank 0.17%, 05/01/2012	6,000	6,000

Total Certificates of Deposit (cost $17,500)		17,500

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS ▲—5.6%
Freddie Mac 0.01%, 06/08/2012	3,500	3,500
U.S. Treasury Bill 0.08%, 05/24/2012	5,800	5,799
0.09%, 06/21/2012	3,400	3,400

Total Short-Term U.S. Government Obligations (cost $12,699)		12,699

REPURCHASE AGREEMENTS—19.7%
Goldman Sachs 0.20% ▲, dated 04/30/2012, to be repurchased at $11,100 on 05/01/2012.
Collateralized by a U.S. Government Agency Obligation, 4.00%, due 06/02/2021, with a value of $11,322.	11,100	11,100
JPMorgan Securities, Inc. 0.18% ▲, dated 04/30/2012, to be repurchased at $33,600 on 05/01/2012. Collateralized by U.S. Government Agency Obligations, 5.50%—6.00%, due 11/15/2025 - 04/15/2036, with a total value of $33,607.	33,600	33,600
State Street Bank & Trust Co. 0.03% ▲, dated 04/30/2012, to be repurchased at $72 on 05/01/2012. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 11/25/2040, and with a value of $75.	72	72

Total Repurchase Agreements (cost $44,772)		44,772

Total Investment Securities (cost 227,854) P		227,854
Other Assets and Liabilities—Net		(137)

Net Assets		$227,717

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica Money Market

(formerly, Transamerica AEGON Money Market)

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2012

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

▲	Rate shown reflects the yield at 04/30/2012.
P	Aggregate cost for federal income tax purposes is $227,854.

DEFINITION (all amounts in thousands):

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 04/30/2012, these securities aggregated $75,716, or 33.25%, of the fund’s net assets.

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value at 04/30/2012
Certificates of Deposit	$—	$17,500	$—	$17,500
Commercial Paper	—	152,883	—	152,883
Repurchase Agreements	—	44,772	—	44,772
Short-Term U.S. Government Obligations	—	12,699	—	12,699

Total	$—	$227,854	$—	$227,854

'	See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS

At April 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
U.S. GOVERNMENT OBLIGATIONS—5.4%
U.S. Treasury Bond 3.13%, 11/15/2041 g	$3,140	$3,150
3.13%, 02/15/2042	742	744
4.38%, 05/15/2040	1,020	1,279
4.75%, 02/15/2041	720	957
U.S. Treasury Inflation Indexed Bond 0.75%, 02/15/2042	544	545
2.13%, 02/15/2041	348	479
U.S. Treasury Note 0.25%, 01/31/2014	555	555
0.38%, 04/15/2015	1,015	1,015
0.63%, 06/30/2012 g	230	230
1.00%, 03/31/2017 ^	1,915	1,934
1.38%, 02/28/2019 ^	2,100	2,114
2.00%, 02/15/2022	6,267	6,314

Total U.S. Government Obligations (cost $18,639)		19,316

U.S. GOVERNMENT AGENCY OBLIGATIONS—15.2%
Fannie Mae 2.40%, 10/09/2019 ▲	435	350
3.50%, 11/01/2026—05/01/2042	4,629	4,832
4.00%, 02/01/2025—12/01/2041	6,197	6,617
4.50%, 05/01/2041—06/01/2041	8,295	8,930
5.00%, 05/01/2018—12/01/2035	2,101	2,286
5.50%, 07/01/2019—11/01/2038	5,311	5,860
6.00%, 08/01/2036—10/01/2040	2,131	2,366
6.50%, 05/01/2040	1,510	1,707
Fannie Mae, TBA 3.50%	800	833
4.00%	953	1,007
4.50%	3,300	3,539
5.00%	1,400	1,520
6.00%	2,700	2,982
Freddie Mac 2.87%, 12/25/2021	670	687
3.97%, 01/25/2021 *	420	466
4.02%, 11/25/2044—144A *	55	50
5.00%, 04/01/2018	51	55
5.50%, 09/01/2018—11/01/2018	62	67
Freddie Mac, IO 1.56%, 12/25/2018 * ə	853	73
Freddie Mac, TBA 5.00%	200	216
Ginnie Mae, TBA 4.00%	1,300	1,406
4.50%	2,500	2,734
5.00%	2,700	2,988
5.50%	1,200	1,340
6.00%	1,100	1,241

Total U.S. Government Agency Obligations (cost $53,401)		54,152

FOREIGN GOVERNMENT OBLIGATIONS - 0.5%
Republic of Brazil 7.13%, 01/20/2037	100	141
Republic of Poland 6.38%, 07/15/2019	80	94
Republic of South Africa 5.50%, 03/09/2020	180	205

	Principal (000’s)	Value (000’s)
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Republic of Turkey 5.63%, 03/30/2021	$145	$155
7.00%, 03/11/2019	100	116
Russian Federation 7.50%, 03/31/2030—Reg S	515	617
Turkey Government International Bond 6.25%, 09/26/2022	200	222
United Mexican States 5.13%, 01/15/2020	340	397

Total Foreign Government Obligations (cost $1,863)		1,947

MORTGAGE-BACKED SECURITIES—5.6%
American General Mortgage Loan Trust Series 2009-1, Class A6 5.75%, 09/25/2048—144A *	1,060	1,090
American Tower Trust Series 2007-1A, Class AFX 5.42%, 04/15/2037—144A	910	969
Series 2007-1A, Class C 5.62%, 04/15/2037—144A	1,080	1,140
Banc of America Large Loan, Inc. Series 2010-HLTN, Class HLTN 1.99%, 11/15/2015—144A *	400	376
Series 2010-UB4, Class A4A 5.04%, 12/20/2041—144A *	315	333
BCAP LLC Trust Series 2009-RR3, Class 2A1 5.02%, 05/26/2037—144A *	147	149
Series 2009-RR6, Class 2A1 5.10%, 08/26/2035—144A *	388	347
Series 2009-RR10, Class 2A1 2.81%, 08/26/2035—144A *	558	540
Series 2009-RR13, Class 13A3 5.25%, 03/26/2037—144A *	264	266
Series 2009-RR14, Class 1A1 6.00%, 05/26/2037—144A *	568	585
Series 2010-RR1, Class 12A1 5.25%, 08/26/2036—144A *	596	615
Series 2010-RR6, Class 1A5 5.00%, 08/26/2022—144A *	279	282
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-C5, Class A4 4.83%, 11/15/2037	420	453
Credit Suisse Mortgage Capital Certificates Series 2006-C4, Class A3 5.47%, 09/15/2039	600	661
Series 2006-C5, Class AM 5.34%, 12/15/2039	360	355
Series 2007-C4, Class A3 5.97%, 09/15/2039 *	765	803
Series 2009-16R, Class 11A1 7.00%, 08/26/2036—144A	262	269
Series 2010-15R, Class 2A1 3.50%, 05/26/2036—144A *	381	385
Series 2010-18R, Class 3A1 4.00%, 03/26/2037—144A	360	365
Series 2010-RR1, Class 2A 5.70%, 09/15/2040—144A *	585	651
DBRR Trust Series 2011-C32, Class A3A 5.93%, 06/17/2049—144A *	150	168

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
MORTGAGE-BACKED SECURITIES (continued)
Extended Stay America Trust Series 2010-ESHA, Class B 4.22%, 11/05/2027—144A	$350	$355
Series 2010-ESHA, Class C 4.86%, 11/05/2027—144A	100	102
Series 2010-ESHA, Class D 5.50%, 11/05/2027—144A	195	197
GS Mortgage Securities Corp. II Series 2007-GG10, Class A 4 5.98%, 08/10/2045 *	20	22
Jefferies & Co., Inc. Series 2009-R2, Class 2A 5.89%, 12/26/2037—144A *	349	349
Series 2009-R7, Class 1A1 4.95%, 02/26/2036—144A *	568	545
Series 2009-R7, Class 4A1 2.63%, 09/26/2034—144A *	554	519
Series 2009-R7, Class 10A3 6.00%, 12/26/2036—144A	266	276
Series 2009-R7, Class 12A1 5.13%, 08/26/2036—144A *	299	295
Series 2009-R9, Class 1A1 2.51%, 08/26/2046—144A *	355	350
Series 2010-R2, Class 1A1 6.00%, 05/26/2036—144A	520	537
Series 2010-R3, Class 1A1 3.07%, 03/21/2036—144A *	353	351
Series 2010-R6, Class 1A1 4.00%, 09/26/2037—144A	226	228
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2004-CB8, Class A1A 4.16%, 01/12/2039—144A	675	699
Series 2004-LN2, Class A2 5.12%, 07/15/2041	300	320
Series 2008-C2, Class ASB 6.13%, 02/12/2051 *	210	225
Series 2010-C1, Class B 5.95%, 06/15/2043—144A	370	412
JPMorgan Re-REMIC Series 2009-7, Class 8A1 5.48%, 01/27/2047—144A *	265	271
Series 2010-4, Class 7A1 4.27%, 08/26/2035—144A *	424	416
LB-UBS Commercial Mortgage Trust Series 2004-C8, Class C 4.93%, 12/15/2039 *	605	602
Merrill Lynch Mortgage Trust Series 2004-KEY2, Class A4 4.86%, 08/12/2039 *	225	241
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2007-9, Class A 4 5.70%, 09/12/2049	720	790
Morgan Stanley Capital I Series 2007-HQ12, Class A2FX 5.78%, 04/12/2049 *	286	292
Morgan Stanley Capital I, IO Series 2012-C4, Class XA 2.90%, 03/15/2045—144A *	1,603	246
Morgan Stanley Re-REMIC Trust 2.00%, 07/27/2049	261	260
Series 2011-IO, Class A 2.50%, 03/23/2051—144A	101	102

	Principal (000’s)	Value (000’s)
MORTGAGE-BACKED SECURITIES (continued)
Wachovia Bank Commercial Mortgage Trust Series 2007-C33, Class A 4 6.10%, 02/15/2051	$230	$258

Total Mortgage-Backed Securities (cost $19,613)		20,062

ASSET-BACKED SECURITIES—2.3%
321 Henderson Receivables I LLC Series 2012-1A, Class A 4.21%, 02/16/2065—144A	250	257
AH Mortgage Advance Trust Series SART-3, Class 1A1 2.98%, 03/13/2043—144A	210	210
AmeriCredit Automobile Receivables Trust Series 2011-5, Class C 3.44%, 10/08/2017	200	205
Series 2012-2, Class C 2.64%, 10/10/2017	125	125
Series 2012-2, Class D 3.38%, 04/09/2018	170	170
CarMax Auto Owner Trust Series 2012-1, Class B 1.76%, 08/15/2017	70	70
Series 2012-1, Class C 2.20%, 10/16/2017	40	40
Series 2012-1, Class D 3.09%, 08/15/2018	50	50
DT Auto Owner Trust Series 2012-1A, Class B 2.27%, 10/16/2017—144A	250	250
Series 2012-1A, Class C 3.41%, 10/16/2017—144A	250	250
Series 2012-1A, Class D 4.94%, 07/16/2018—144A	250	250
Ford Credit Floorplan Master Owner Trust Series 2010-5, Class C 2.07%, 09/15/2015—144A	110	111
Series 2010-5, Class D 2.41%, 09/15/2015—144A	60	60
Series 2011-2, Class C 2.37%, 09/15/2015	140	140
Series 2011-2, Class D 2.86%, 09/15/2015	95	95
Series 2012-1, Class B 1.14%, 01/15/2016 *	100	100
Series 2012-1, Class C 1.70%, 01/15/2016 *	160	160
Series 2012-1, Class D 2.34%, 01/15/2016 *	145	145
Series 2012-2, Class B 2.32%, 01/15/2019	100	100
Series 2012-2, Class D 3.51%, 01/15/2019	100	100
Hyundai Auto Receivables Trust Series 2012-A, Class D 2.61%, 05/15/2018	95	95
Nelnet Student Loan Trust Series 2008-3, Class A4 2.14%, 11/25/2024 *	205	211
PFS Financing Corp. Series 2012-AA, Class A 1.44%, 02/15/2016—144A *	160	161

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
ASSET-BACKED SECURITIES (continued)
Santander Drive Auto Receivables Trust Series 2010-B, Class C 3.02%, 10/17/2016—144A	$755	$771
Series 2011-1, Class D 4.01%, 02/15/2017	310	312
Series 2011-S1A, Class B 1.48%, 07/15/2013—144A	509	508
Series 2011-S2A, Class C 2.86%, 06/15/2017—144A	363	364
Series 2012-1, Class B 2.72%, 05/16/2016	80	81
Series 2012-1, Class C 3.78%, 11/15/2017	110	113
Series 2012-2, Class C 3.20%, 02/15/2018	310	311
Series 2012-2, Class D 3.87%, 02/15/2018	185	186
SLM Student Loan Trust Series 2004-B, Class A2 0.67%, 06/15/2021 *	288	277
Series 2005-B, Class A2 0.65%, 03/15/2023 *	412	395
Series 2012-A, Class A1 1.64%, 08/15/2025—144A *	116	116
Series 2012-A, Class A2 3.83%, 01/17/2045—144A	120	122
Series 2012-B, Class A2 3.48%, 10/15/2030—144A	400	402
TAL Advantage LLC Series 2011-1A, Class A 4.60%, 01/20/2026—144A	1,002	1,031

Total Asset-Backed Securities (cost $8,294)		8,344

PREFERRED CORPORATE DEBT SECURITIES—0.2%
Commercial Banks—0.1%
Capital One Capital V 10.25%, 08/15/2039	75	78
Capital One Capital VI 8.88%, 05/15/2040	225	231
Fifth Third Capital Trust IV 6.50%, 04/15/2037 *	155	153
Diversified Financial Services—0.0% ¥
JPMorgan Chase Capital XXV—Series Y 6.80%, 10/01/2037 ^	90	90
Insurance—0.1%
MetLife Capital Trust IV 7.88%, 12/15/2037—144A ^	200	223

Total Preferred Corporate Debt Securities (cost $763)		775

CORPORATE DEBT SECURITIES—10.9%
Aerospace & Defense—0.0% ¥
Sequa Corp. 11.75%, 12/01/2015—144A	100	106
Capital Markets—0.3%
Credit Suisse 5.40%, 01/14/2020	95	98
Goldman Sachs Group, Inc. 5.75%, 01/24/2022	705	736
Morgan Stanley 5.50%, 07/28/2021 ^	120	117
Chemicals—0.2%
CF Industries, Inc. 7.13%, 05/01/2020 ^	410	490

	Principal (000’s)	Value (000’s)
Chemicals (continued)
Dow Chemical Co. 4.13%, 11/15/2021 ^	$120	$125
Commercial Banks—0.7%
Bank of Scotland PLC 5.25%, 02/21/2017—144A	200	219
Barclays Bank PLC 5.93%, 12/15/2016—144A * Ž	100	91
CIT Group, Inc. 6.63%, 04/01/2018—144A ^	125	136
Discover Bank 7.00%, 04/15/2020 ^	420	488
HSBC Bank Brasil SA—Banco Multiplo 4.00%, 05/11/2016—144A	610	619
HSBC Bank PLC 3.10%, 05/24/2016—144A ^	300	311
HSBC Holdings PLC 6.10%, 01/14/2042	105	124
UBS AG 2.25%, 03/30/2017—144A ^	275	277
Wells Fargo & Co. 3.50%, 03/08/2022 ^	370	375
Commercial Services & Supplies—0.1%
UR Financing Escrow Corp. 7.63%, 04/15/2022—144A ^	290	307
Construction Materials—0.0% ¥
Lafarge SA 7.13%, 07/15/2036 ^	65	63
Consumer Finance—0.1%
Capital One Financial Corp. 4.75%, 07/15/2021 ^	290	313
Containers & Packaging—0.3%
Rexam PLC 6.75%, 06/01/2013—144A	1,121	1,167
Diversified Financial Services—1.4%
Bank of America Corp. 3.88%, 03/22/2017 ^	195	195
5.70%, 01/24/2022	85	89
6.50%, 08/01/2016 ^	95	104
7.63%, 06/01/2019 ^	125	144
Citigroup, Inc. 4.59%, 12/15/2015 ^	1,270	1,329
5.00%, 09/15/2014 ^	120	124
Ford Motor Credit Co., LLC 6.63%, 08/15/2017	200	230
Irish Life & Permanent PLC 3.60%, 01/14/2013—144A	990	949
JPMorgan Chase Bank NA 6.00%, 10/01/2017	985	1,131
Northern Rock Asset Management PLC 5.63%, 06/22/2017—144A	200	215
QHP Royalty Sub LLC 10.25%, 03/15/2015—144A	161	162
Swiss Re Capital I LP 6.85%, 05/25/2016—144A * Ž ^	240	221
Woodside Finance, Ltd. 4.60%, 05/10/2021—144A ^	90	95
Diversified Telecommunication Services—0.4%
AT&T, Inc. 5.35%, 09/01/2040 ^	175	191
Intelsat Jackson Holdings SA 7.25%, 04/01/2019 ^	170	177
Level 3 Financing, Inc. 8.13%, 07/01/2019—144A	53	54

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
Diversified Telecommunication Services (continued)
Level 3 Financing, Inc. (continued) 8.75%, 02/15/2017 ^	$410	$427
Sprint Capital Corp. 6.88%, 11/15/2028 ^	135	101
Verizon Communications, Inc. 3.50%, 11/01/2021 ^	170	178
6.40%, 02/15/2038 ^	100	125
Electric Utilities—1.3%
Alabama Power Co. 3.95%, 06/01/2021	200	218
Cleveland Electric Illuminating Co. 5.95%, 12/15/2036	117	132
8.88%, 11/15/2018	25	33
Duke Energy Carolinas LLC 4.25%, 12/15/2041 ^	125	130
Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc. 10.00%, 12/01/2020 ^	500	552
Florida Power & Light Co. 5.95%, 02/01/2038	150	195
Georgia Power Co. 3.00%, 04/15/2016 ^	365	390
Hydro Quebec 8.05%, 07/07/2024	1,900	2,807
Jersey Central Power & Light Co. 7.35%, 02/01/2019 ^	105	133
Energy Equipment & Services—0.6%
El Paso Pipeline Partners Operating Co., LLC 6.50%, 04/01/2020 ^	255	293
Ensco PLC 4.70%, 03/15/2021	205	224
Enterprise Products Operating LLC 6.13%, 10/15/2039 ^	240	277
Noble Holding International, Ltd. 5.25%, 03/15/2042	125	126
Transocean, Inc. 5.05%, 12/15/2016	280	304
6.38%, 12/15/2021 ^	535	626
6.50%, 11/15/2020 ^	150	172
Food & Staples Retailing—0.0% ¥
Wal-Mart Stores, Inc. 5.63%, 04/01/2040	125	152
Food Products—0.1%
Kraft Foods, Inc. 6.50%, 02/09/2040 ^	220	277
Health Care Equipment & Supplies—0.1%
Boston Scientific Corp. 6.25%, 11/15/2015	433	484
Health Care Providers & Services—0.2%
HCA, Inc. 6.50%, 02/15/2020	48	51
7.25%, 09/15/2020 ^	150	166
Tenet Healthcare Corp. 6.25%, 11/01/2018—144A ^	165	172
8.88%, 07/01/2019 ^	205	230
UnitedHealth Group, Inc. 3.38%, 11/15/2021 ^	55	57
Hotels, Restaurants & Leisure—0.5%
Caesars Entertainment Operating Co., Inc. 11.25%, 06/01/2017 ^	410	453
International Game Technology 7.50%, 06/15/2019	430	511

	Principal (000’s)		Value (000’s)
Hotels, Restaurants & Leisure (continued)
MGM Resorts International 10.38%, 05/15/2014		$150	$171
11.13%, 11/15/2017 ^		400	453
Wyndham Worldwide Corp. 4.25%, 03/01/2022		240	241
Household Products—0.1%
Reynolds Group Issuer, Inc. 6.88%, 02/15/2021—144A		390	402
7.88%, 08/15/2019—144A ^		100	108
Independent Power Producers & Energy Traders—0.0%¥
Constellation Energy Group, Inc. 7.60%, 04/01/2032		50	66
Insurance—0.6%
Allianz Finance II BV 5.75%, 07/08/2041 *	EUR	100	124
American International Group, Inc. 3.80%, 03/22/2017 ^		$296	305
5.45%, 05/18/2017 ^		165	179
8.18%, 05/15/2058 * ^		25	27
AXA SA 5.25%, 04/16/2040 *	EUR	100	108
Fairfax Financial Holdings, Ltd. 5.80%, 05/15/2021—144A		$106	103
Hartford Financial Services Group, Inc. 6.00%, 01/15/2019 ^		130	139
Lincoln National Corp. 7.00%, 06/15/2040 ^		115	136
Muenchener Rueckversicherungs AG 6.00%, 05/26/2041 *	EUR	100	132
Prudential Financial, Inc. 4.75%, 09/17/2015		$560	607
5.38%, 06/21/2020 ^		210	236
XL Group PLC 6.50%, 04/15/2017 * Ž ^		200	167
Machinery—0.0% ¥
Joy Global, Inc. 5.13%, 10/15/2021 ^		75	83
Media—0.6%
CBS Corp. 4.63%, 05/15/2018 ^		70	77
8.88%, 05/15/2019 ^		220	294
CCH II LLC 13.50%, 11/30/2016 ^		100	113
Clear Channel Worldwide Holdings, Inc. — Series B 9.25%, 12/15/2017		240	263
COX Communications, Inc. 8.38%, 03/01/2039—144A ^		200	287
CSC Holdings LLC 8.50%, 04/15/2014		102	112
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc. 5.15%, 03/15/2042—144A ^		75	73
6.38%, 03/01/2041		165	185
NBCUniversal Media LLC 4.38%, 04/01/2021		175	191
5.15%, 04/30/2020		175	201
Time Warner Cable, Inc. 5.50%, 09/01/2041 ^		180	190
5.88%, 11/15/2040 ^		200	221
Time Warner, Inc. 6.10%, 07/15/2040		100	114

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
Metals & Mining—0.1%
Freeport-McMoRan Copper & Gold, Inc. 2.15%, 03/01/2017 ^	$60	$59
Newcrest Finance Pty, Ltd. 4.45%, 11/15/2021—144A	125	129
Multiline Retail—0.2%
Macy’s Retail Holdings, Inc. 5.90%, 12/01/2016 ^	335	385
7.45%, 07/15/2017 ^	225	275
Multi-Utilities—0.1%
Dominion Resources, Inc. 1.95%, 08/15/2016	235	239
Oil, Gas & Consumable Fuels—1.6%
Anadarko Petroleum Corp. 5.95%, 09/15/2016 ^	512	591
6.38%, 09/15/2017	258	307
CONSOL Energy, Inc. 8.00%, 04/01/2017 ^	410	433
Enterprise Products Operating LLC 6.30%, 09/15/2017 ^	175	210
Gazprom OAO Via GAZ Capital SA 8.13%, 07/31/2014—144A ^	880	975
KeySpan Gas East Corp. 5.82%, 04/01/2041—144A	160	195
Kinder Morgan Energy Partners, LP 5.95%, 02/15/2018 ^	500	582
6.55%, 09/15/2040	50	57
Laredo Petroleum, Inc. 7.38%, 05/01/2022—144A	180	186
Linn Energy LLC/Linn Energy Finance Corp. 6.25%, 11/01/2019—144A ^	240	236
Marathon Petroleum Corp. 6.50%, 03/01/2041	325	357
MEG Energy Corp. 6.50%, 03/15/2021—144A	150	158
Nexen, Inc. 7.50%, 07/30/2039 ^	295	361
Peabody Energy Corp. 6.25%, 11/15/2021—144A	135	137
Plains Exploration & Production Co. 10.00%, 03/01/2016	40	44
Range Resources Corp. 5.75%, 06/01/2021	40	42
7.25%, 05/01/2018 ^	300	318
Western Gas Partners, LP 5.38%, 06/01/2021 ^	315	344
Paper & Forest Products—0.1%
International Paper Co. 4.75%, 02/15/2022 ^	140	149
6.00%, 11/15/2041	155	168
7.50%, 08/15/2021 ^	25	32
Pharmaceuticals—0.1%
Teva Pharmaceutical Finance Co., BV 3.65%, 11/10/2021	70	73
Teva Pharmaceutical Finance IV BV 3.65%, 11/10/2021	170	176
Real Estate Investment Trusts—0.2%
ERP Operating, LP 4.63%, 12/15/2021	175	187
Ventas Realty, LP 4.75%, 06/01/2021 ^	120	124
Vornado Realty, LP 5.00%, 01/15/2022	410	430

	Principal (000’s)	Value (000’s)
Real Estate Investment Trusts (continued)
WEA Finance LLC 4.63%, 05/10/2021—144A ^	$135	$140
Real Estate Management & Development—0.1%
Realogy Corp. 7.88%, 02/15/2019—144A ^	270	265
Road & Rail—0.1%
Burlington Northern Santa Fe LLC 5.75%, 05/01/2040	350	408
Software—0.1%
First Data Corp. 8.25%, 01/15/2021—144A ^	30	30
Oracle Corp. 5.38%, 07/15/2040	150	177
Specialty Retail—0.0% ¥
QVC, Inc. 7.50%, 10/01/2019—144A	145	160
Wireless Telecommunication Services—0.6%
America Movil SAB de CV 2.38%, 09/08/2016 ^	300	306
Cricket Communications, Inc. 7.75%, 05/15/2016 ^	160	168
Crown Castle Towers LLC 6.11%, 01/15/2020—144A	545	623
MetroPCS Wireless, Inc. 7.88%, 09/01/2018 ^	12	12
SBA Tower Trust 5.10%, 04/15/2017—144A	650	708
Sprint Nextel Corp. 9.00%, 11/15/2018—144A ^	220	242

Total Corporate Debt Securities (cost $37,511)		38,874

	Shares	Value (000’s)
PREFERRED STOCK—0.0% ¥
Diversified Financial Services—0.0% ¥
Citigroup Capital XIII, 7.88% * ^	5,463	145
Total Preferred Stock (cost $144)
COMMON STOCKS—60.7%
Aerospace & Defense—1.1%
General Dynamics Corp.	2,931	198
Honeywell International, Inc. ^	9,667	586
United Technologies Corp.	40,349	3,294
Air Freight & Logistics—0.4%
FedEx Corp. ^	2,830	250
United Parcel Service, Inc.—Class B ^	16,359	1,278
Auto Components—0.3%
Johnson Controls, Inc. ^	21,251	680
TRW Automotive Holdings Corp. ‡	7,250	331
Automobiles—0.3%
General Motors Co. ‡^	43,047	990
Beverages—1.6%
Coca-Cola Co.	53,284	4,067
Coca-Cola Enterprises, Inc.	12,582	379
Constellation Brands, Inc.—Class A ‡^	4,743	102
Dr. Pepper Snapple Group, Inc. ^	12,146	493
PepsiCo, Inc.	10,098	666
Biotechnology—1.3%
Alexion Pharmaceuticals, Inc. ‡	2,753	249
Biogen Idec, Inc. ‡	12,472	1,671
Celgene Corp. ‡	26,165	1,908
Gilead Sciences, Inc. ‡^	12,890	670
Onyx Pharmaceuticals, Inc. ‡^	1,469	67

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2012

(unaudited)

	Shares	Value (000’s)
Biotechnology (continued)
Vertex Pharmaceuticals, Inc. ‡	6,701	$258
Building Products—0.1%
Masco Corp. ^	23,752	313
Capital Markets—1.2%
Ameriprise Financial, Inc.	5,883	319
Goldman Sachs Group, Inc.	9,258	1,066
Invesco, Ltd.	41,542	1,032
Morgan Stanley ^	19,089	330
State Street Corp.	30,274	1,399
TD Ameritrade Holding Corp. ^	11,872	223
Chemicals—1.3%
Air Products & Chemicals, Inc. ^	16,885	1,443
Dow Chemical Co. ^	16,226	550
E.I. du Pont de Nemours & Co. ^	51,150	2,735
Commercial Banks—1.6%
Comerica, Inc. ^	6,852	219
Huntington Bancshares, Inc. ^	35,230	236
KeyCorp	32,646	262
SunTrust Banks, Inc.	21,115	513
Wells Fargo & Co.	138,040	4,615
Communications Equipment—1.2%
Cisco Systems, Inc.	118,912	2,396
Juniper Networks, Inc. ‡^	8,745	187
QUALCOMM, Inc.	27,255	1,740
Computers & Peripherals—3.8%
Apple, Inc. ‡	18,733	10,945
EMC Corp. ‡	4,159	117
Hewlett-Packard Co.	42,311	1,048
NetApp, Inc. ‡^	20,906	812
SanDisk Corp. ‡	12,960	480
Construction & Engineering—0.5%
Fluor Corp.	31,562	1,823
Consumer Finance—1.0%
American Express Co.	29,155	1,755
Capital One Financial Corp. ^	33,486	1,858
Discover Financial Services	2,777	94
Containers & Packaging—0.2%
Crown Holdings, Inc. ‡^	5,612	208
Sealed Air Corp. ^	17,784	341
Diversified Consumer Services—0.0% ¥
H&R Block, Inc. ^	5,030	74
Diversified Financial Services—1.7%
Bank of America Corp.	248,723	2,017
Citigroup, Inc.	82,407	2,723
CME Group, Inc.—Class A	1,852	492
IntercontinentalExchange, Inc. ‡	5,178	689
NYSE Euronext	4,461	115
Diversified Telecommunication Services—1.4%
AT&T, Inc.	48,477	1,595
Verizon Communications, Inc.	85,139	3,438
Electric Utilities—0.8%
FirstEnergy Corp. ^	13,250	620
NextEra Energy, Inc. ^	21,065	1,356
NV Energy, Inc. ^	46,253	770
PPL Corp. ^	9,905	271
Electrical Equipment—0.6%
Emerson Electric Co. ^	43,744	2,298
Energy Equipment & Services—1.4%
Baker Hughes, Inc. ^	26,780	1,181
Halliburton Co.	19,645	672
Nabors Industries, Ltd. ‡	10,720	178
National Oilwell Varco, Inc.	15,992	1,212
Schlumberger, Ltd.	20,717	1,536
Weatherford International, Ltd. ‡^	13,304	190
Food & Staples Retailing—1.0%
CVS Caremark Corp.	38,446	1,715
Kroger Co.	10,838	252

	Shares	Value (000’s)
Food & Staples Retailing (continued)
Walgreen Co. ^	13,549	$475
Wal-Mart Stores, Inc.	17,750	1,046
Food Products—1.2%
Archer-Daniels-Midland Co.	22,011	679
Campbell Soup Co. ^	9,520	322
General Mills, Inc.	16,281	633
Kellogg Co. ^	3,560	180
Kraft Foods, Inc.—Class A	38,943	1,553
Ralcorp Holdings, Inc. ‡	7,119	518
Tyson Foods, Inc.—Class A	14,473	264
Gas Utilities—0.4%
AGL Resources, Inc. ^	16,656	657
Atmos Energy Corp.	6,854	223
EQT Corp.	12,789	637
Health Care Equipment & Supplies—0.9%
Becton Dickinson and Co. ^	4,603	361
CareFusion Corp. ‡^	28,862	748
Covidien PLC	40,835	2,255
Health Care Providers & Services—1.0%
AMERIGROUP Corp. ‡	1,560	96
CIGNA Corp.	9,278	429
Humana, Inc.	11,020	889
McKesson Corp. ^	4,174	382
UnitedHealth Group, Inc.	33,652	1,889
Hotels, Restaurants & Leisure—0.6%
Carnival Corp. ^	35,034	1,138
McDonald’s Corp.	4,496	438
Yum! Brands, Inc.	9,209	670
Household Durables—0.3%
D.R. Horton, Inc. ^	24,843	407
NVR, Inc. ‡^	257	201
PulteGroup, Inc. ‡^	30,996	305
Ryland Group, Inc. ^	6,667	150
Toll Brothers, Inc. ‡^	7,142	181
Household Products—1.4%
Clorox Co. ^	2,210	155
Energizer Holdings, Inc. ‡	1,440	103
Kimberly-Clark Corp. ^	5,521	433
Procter & Gamble Co.	69,425	4,418
Independent Power Producers & Energy Traders—0.0% ¥
AES Corp. ‡	10,990	138
Industrial Conglomerates—1.4%
3M Co.	10,953	979
General Electric Co.	129,877	2,543
Tyco International, Ltd.	27,063	1,519
Insurance—1.6%
ACE, Ltd.	16,407	1,246
Allstate Corp. ^	13,294	443
Axis Capital Holdings, Ltd.	3,008	102
Berkshire Hathaway, Inc.—Class B ‡	8,703	700
Everest RE Group, Ltd.	5,724	567
MetLife, Inc.	47,610	1,716
PartnerRe, Ltd. ^	1,409	98
Prudential Financial, Inc.	15,619	946
Internet & Catalog Retail—0.8%
Amazon.com, Inc. ‡	9,518	2,207
Expedia, Inc. ^	13,978	596
Internet Software & Services—0.7%	19,475	799
eBay, Inc. ‡
Google, Inc.—Class A ‡	2,992	1,811
IT Services—1.7%
Accenture PLC—Class A ^	23,687	1,538
Cognizant Technology Solutions Corp.—‡	10,986	805
Fidelity National Information Services, Inc.	4,180	141
Genpact, Ltd. ‡	25,149	419
International Business Machines Corp.	9,140	1,894

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2012

(unaudited)

	Shares	Value (000’s)
IT Services (continued)
Mastercard, Inc.—Class A	2,853	$1,290
Leisure Equipment & Products—0.0% ¥
Brunswick Corp.	4,305	113
Life Sciences Tools & Services—0.1%
PerkinElmer, Inc.	6,894	190
Machinery—0.9%
Cummins, Inc. ^	3,261	378
Kennametal, Inc. ^	8,164	345
PACCAR, Inc. ^	29,813	1,280
Parker Hannifin Corp. ^	3,696	324
SPX Corp.	9,844	756
Media—2.5%
CBS Corp.—Class B ^	76,122	2,539
Comcast Corp.—Class A	88,659	2,689
DIRECTV—Class A ‡	11,521	568
DISH Network Corp.—Class A	6,950	222
Time Warner, Inc. ^	59,178	2,217
Walt Disney Co.	15,040	648
Metals & Mining—0.5%
Alcoa, Inc. ^	60,849	591
Freeport-McMoRan Copper & Gold, Inc.	9,806	376
U.S. Steel Corp. ^	15,303	434
Walter Energy, Inc. ^	4,869	323
Multiline Retail—0.7%
Kohl’s Corp. ^	7,223	362
Macy’s, Inc.	20,792	853
Target Corp.	24,983	1,447
Multi-Utilities—0.8%
OGE Energy Corp.	732	39
PG&E Corp. ^	42,524	1,880
Sempra Energy ^	14,293	925
Oil, Gas & Consumable Fuels—5.5%
Anadarko Petroleum Corp.	6,669	488
Apache Corp.	8,785	843
Chevron Corp.	39,251	4,184
ConocoPhillips	16,561	1,186
EOG Resources, Inc.	4,570	502
Exxon Mobil Corp.	67,944	5,867
Occidental Petroleum Corp.	13,774	1,256
Peabody Energy Corp.	21,832	679
Pioneer Natural Resources Co. ^	5,138	595
Range Resources Corp. ^	20,778	1,385
Valero Energy Corp.	16,840	416
Williams Cos., Inc.	52,124	1,774
Pharmaceuticals—3.3%
Abbott Laboratories ^	13,360	829
Allergan, Inc.	14,390	1,381
Johnson & Johnson	14,268	929
Merck & Co., Inc.	99,803	3,917
Mylan, Inc. ‡	50,576	1,098
Pfizer, Inc.	147,986	3,394
Real Estate Investment Trusts—1.2%
Alexandria Real Estate Equities, Inc. ^	8,403	630
Cousins Properties, Inc. ^	13,502	106
Duke Realty Corp. ^	12,189	181
Equity Lifestyle Properties, Inc.—Class A ^	5,924	414
Highwoods Properties, Inc. ^	5,817	202
Home Properties, Inc. ^	3,530	216
LaSalle Hotel Properties	11,560	340
Mack-Cali Realty Corp.	9,897	284
Pebblebrook Hotel Trust ^	4,954	119
Post Properties, Inc. ^	4,734	231
ProLogis, Inc. ^	7,820	280
Senior Housing Properties Trust ^	6,074	134
SL Green Realty Corp. ^	2,790	230
Vornado Realty Trust	5,446	467
Weyerhaeuser Co.	18,867	384

	Shares	Value (000’s)
Real Estate Management & Development—0.1%
Howard Hughes Corp. ‡	3,070	$206
Road & Rail—1.8%
CSX Corp. ^	95,220	2,124
Road & Rail (continued)
Norfolk Southern Corp.	16,632	1,213
Union Pacific Corp. ^	27,717	3,117
Semiconductors & Semiconductor Equipment—1.3%
Altera Corp.	25,196	896
Intel Corp.	8,837	251
LAM Research Corp. ‡^	23,050	960
Marvell Technology Group, Ltd. ‡	13,798	207
ON Semiconductor Corp. ‡^	26,015	215
Texas Instruments, Inc. ^	29,194	932
Xilinx, Inc. ^	32,243	1,174
Software—3.1%
Adobe Systems, Inc. ‡^	18,264	613
Citrix Systems, Inc. ‡	5,203	445
Microsoft Corp.	168,096	5,382
Oracle Corp.	140,405	4,127
Specialty Retail—1.9%
AutoZone, Inc. ‡^	2,900	1,149
Home Depot, Inc. ^	46,988	2,434
Lowe’s Cos., Inc.	57,147	1,798
TJX Cos., Inc. ^	30,117	1,256
Textiles, Apparel & Luxury Goods—0.9%
NIKE, Inc.—Class B ^	13,526	1,513
V.F. Corp. ^	11,364	1,728
Tobacco—1.2%
Altria Group, Inc.	26,270	846
Lorillard, Inc.	2,230	302
Philip Morris International, Inc.	34,438	3,082
Wireless Telecommunication Services—0.1%
Crown Castle International Corp. ‡	4,806	272

Total Common Stocks (cost $185,039)		216,604

INVESTMENT COMPANY—3.8%
Capital Markets—3.8%
BlackRock Provident TempFund 24	13,749,122	13,749
Total Investment Company (cost $13,749)

	Notional
	Amount	Value
	(000’s)	(000’s)
PURCHASED OPTIONS—0.0% ¥
Put Options—0.0% ¥
Eurodollar, Mid-Curve 1-Year Future Put Strike $99.00 Expires 05/12/2012	$100	◆
Eurodollar, Mid-Curve 3-Year Future Put Strike $98.00 Expires 05/11/2012	100	1

Total Purchased Options (cost $7)		1

		Value
	Shares	(000’s)
SECURITIES LENDING COLLATERAL—18.3%
State Street Navigator Securities Lending Trust—Prime Portfolio, 0.29% ▲	65,544,5530	65,545
Total Securities Lending Collateral (cost $65,545)

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT—0.7%
State Street Bank & Trust Co. 0.03% ▲, dated 04/30/2012, to be repurchased at $2,508 on 05/01/2012. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 12/01/2026, and with a value of $2,558.	$2,508	2,508
Total Repurchase Agreement (cost $2,508)

Total Investment Securities (cost $407,076) P		$442,022
Other Assets and Liabilities—Net		(84,522)

Net Assets		$357,500

	Notional Amount (000’s)	Value (000’s)
WRITTEN OPTIONS—0.0% ¥
Put Options—0.0% ¥
Eurodollar, Mid-Curve 1-Year Future Put Strike $99.25 Expires 05/12/2012	$(100)	$	(◆ )
Eurodollar, Mid-Curve 3-Year Future ə Put Strike $97.75 Expires 05/11/2012	(100)		(1)

Total Written Options (premiums: $(4))			(1)

	Principal (000’s)	Value (000’s)
SECURITIES SOLD SHORT—(4.5%)
U.S. Government Agency Obligations—(4.5%)
Fannie Mae, TBA
3.50%	$(2,200)	$(2,284)
4.00%	(3,553)	(3,765)
4.50%	(4,100)	(4,390)
5.50%	(5,200)	(5,683)

Total Securities Sold Short (proceeds $(16,020))		(16,122)

FORWARD FOREIGN CURRENCY CONTRACTS:
Currency	Counterparty	Contracts Bought (Sold) (000’s)	Settlement Date	Amount in U.S. Dollars Bought (Sold) (000’s)	Net Unrealized (Depreciation) (000’s)
Euro	JPM	(271)	07/25/2012	$(358)	$(1)

FUTURES CONTRACTS: Б
Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation) (000’s)
10-Year U.S. Treasury Note	Short	(4)	06/20/2012	$	(◆ )
2-Year U.S. Treasury Note	Long	48	06/29/2012		10
30-Year U.S. Treasury Bond	Long	15	06/20/2012		13
5-Year U.S. Treasury Note	Long	51	06/29/2012		2
90-Day Eurodollar	Long	156	06/17/2013		19
90-Day Eurodollar	Short	(156)	06/16/2014		(38)
90-Day Eurodollar	Short	(7)	12/15/2014		(1)
90-Day Eurodollar	Short	(35)	03/16/2015		(15)
90-Day Eurodollar	Short	(35)	06/15/2015		(15)
90-Day Eurodollar	Short	(35)	09/14/2015		(16)
90-Day Eurodollar	Short	(28)	12/14/2015		(14)
S&P 500 E-Mini Index	Long	40	06/15/2012		22
Ultra Long U.S. Treasury Bond	Short	(9)	06/20/2012		(44)

					$(77)

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2012

(unaudited)

Collateral (Received) Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of 04/30/2012:

Counterparty	Total Market Value of OTC Derivatives (000’s)	Collateral (Received)/Pledged (000’s)	Net Exposures (1) (000’s)
JPM	$(1)	$—	$(1)

(1)	Net exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default.

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

^	All or a portion of this security is on loan. The value of all securities on loan is $64,113.
▲	Rate shown reflects the yield at 04/30/2012.
*	Floating or variable rate note. Rate is listed as of 04/30/2012.
ə	Security fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is $72, or 0.02% of the fund’s net assets.
¥	Percentage rounds to less than 0.1%.
Ž	The security has a perpetual maturity. The date shown is the next call date.
‡	Non-income producing security.
P	Aggregate cost for federal income tax purposes is $407,076 Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $37,539 and $2,593, respectively. Net unrealized appreciation for tax purposes is $34,946.
g	A portion of these securities in the amount of $384 has been segregated as collateral with the broker to cover margin requirements for open futures contracts.
Б	Cash in the amount of $73 has been segregated as collateral with the broker to cover margin requirements for open futures contracts.
◆	Amount is less than 1.

DEFINITIONS (all amounts in thousands):

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 04/30/2012, these securities aggregated $30,174, or 8.44%, of the fund’s net assets.
IO	Interest Only
JPM	JPMorgan Chase & Co.
REMIC	Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities)
TBA	To Be Announced

CURRENCY ABBREVIATION:

EUR	Euro

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value at 04/30/2012
Asset-Backed Securities	$—	$8,344	$—	$8,344
Common Stocks	216,604	—	—	216,604
Corporate Debt Securities	—	38,874	—	38,874
Foreign Government Obligations	—	1,947	—	1,947
Investment Company	13,749	—	—	13,749
Mortgage-Backed Securities	—	20,062	—	20,062
Preferred Corporate Debt Securities	—	775	—	775
Preferred Stock	145	—	—	145
Purchased Options	1	—	—	1
Repurchase Agreement	—	2,508	—	2,508
Securities Lending Collateral	65,545	—	—	65,545
U.S. Government Agency Obligations	—	54,152	—	54,152
U.S. Government Obligations	—	19,316	—	19,316

Total	$296,044	$145,978	$—	$442,022

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2012

(unaudited)

VALUATION SUMMARY (all amounts in thousands) (continued): '

	XXXXX	XXXXX	XXXXX	XXXXX
Securities Sold Short	Level 1 — Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value at 04/30/2012
U.S. Government Agency Obligations	$—	$(16,122)	$—	$(16,122)

Other Financial Instruments	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value at 04/30/2012
Written Options	$—	$(1)	$—	$(1)

Other Financial Instruments ₣	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value at 04/30/2012
Futures Contracts—Appreciation	$66	$—	$—	$66
Futures Contracts—Depreciation	(143)	—	—	(143)
Forward Foreign Currency Contracts—Depreciation	—	(1)	—	(1)

Total	$(77)	$(1)	$—	$(78)

'	See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
₣	Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica Quality Value

(formerly Transamerica WMC Quality Value)

SCHEDULE OF INVESTMENTS

At April 30, 2012

(unaudited)

	Shares	Value (000’s)
COMMON STOCKS—98.8%
Aerospace & Defense—2.4%
General Dynamics Corp.	325,710	$21,985
Honeywell International, Inc.	307,350	18,644
Air Freight & Logistics—1.1%
United Parcel Service, Inc.—Class B	246,660	19,274
Auto Components—0.5%
Johnson Controls, Inc.	242,990	7,768
Beverages—1.4%
PepsiCo, Inc.	365,765	24,140
Capital Markets—4.5%
Ameriprise Financial, Inc.	423,030	22,933
BlackRock, Inc.—Class A	78,345	15,009
Goldman Sachs Group, Inc.	180,430	20,777
Invesco, Ltd.	658,910	16,367
Chemicals—1.6%
Agrium, Inc.	97,335	8,556
Dow Chemical Co.	543,700	18,420
Commercial Banks—8.9%
BB&T Corp.	793,050	25,409
M&T Bank Corp. ^	200,340	17,283
PNC Financial Services Group, Inc.	354,900	23,537
U.S. Bancorp	783,920	25,219
Wells Fargo & Co.	1,718,450	57,448
Commercial Services & Supplies—1.5%
Avery Dennison Corp. ^	325,760	10,418
Waste Management, Inc. ^	409,420	14,002
Communications Equipment—1.9%
Cisco Systems, Inc.	912,130	18,380
QUALCOMM, Inc.	203,980	13,022
Containers & Packaging—0.5%
Owens-Illinois, Inc. ‡^	330,090	7,675
Diversified Financial Services—4.4%
Bank of America Corp.	1,793,990	14,549
JPMorgan Chase & Co.	1,187,440	51,037
NYSE Euronext	351,940	9,062
Diversified Telecommunication Services—3.1%
AT&T, Inc.	1,561,230	51,380
Electric Utilities—2.7%
Exelon Corp.	542,950	21,180
Northeast Utilities	659,860	24,264
Electrical Equipment—1.0%
Cooper Industries PLC—Class A	266,240	16,659
Energy Equipment & Services—1.6%
Baker Hughes, Inc.	389,905	17,198
Noble Corp. ‡	266,750	10,153
Food & Staples Retailing—1.4%
CVS Caremark Corp.	528,530	23,583
Food Products—2.4%
General Mills, Inc.	218,630	8,503
Hormel Foods Corp.	393,670	11,440
Unilever NV	597,800	20,534
Health Care Equipment & Supplies—1.7%
Covidien PLC	159,530	8,811
Medtronic, Inc.	507,710	19,394
Health Care Providers & Services—1.1%
Cardinal Health, Inc.	455,010	19,233
Household Products—2.4%
Procter & Gamble Co.	625,680	39,818
Industrial Conglomerates—3.0%
General Electric Co.	2,090,470	40,931
Siemens AG ADR	107,340	9,969
Insurance—5.5%
ACE, Ltd.	319,150	24,245
Chubb Corp.	285,640	20,872
Principal Financial Group, Inc.	762,550	21,100
RenaissanceRe Holdings, Ltd.	206,340	16,107
XL Group PLC—Class A	460,620	9,908

	Shares	Value (000’s)
Internet Software & Services—0.9%
eBay, Inc. ‡	371,610	$15,255
Accenture PLC—Class A	256,090	16,633
Automatic Data Processing, Inc.	239,950	13,346
International Business Machines Corp.	85,650	17,736
Leisure Equipment & Products—1.0%
Mattel, Inc.	522,600	17,559
Machinery—2.5%
Caterpillar, Inc.	63,500	6,526
Deere & Co.	218,830	18,022
Eaton Corp.	355,970	17,151
Media—3.9%
Comcast Corp.—Class A	1,218,930	36,970
Omnicom Group, Inc.	254,610	13,064
Walt Disney Co.	357,730	15,422
Metals & Mining—0.9%
Barrick Gold Corp.	182,670	7,385
Compass Minerals International, Inc. ^	100,930	7,724
Multiline Retail—1.4%
Target Corp.	391,440	22,680
Multi-Utilities—2.7%
Alliant Energy Corp.	477,900	21,620
Dominion Resources, Inc.	365,850	19,094
Xcel Energy, Inc.	175,854	4,759
Oil, Gas & Consumable Fuels—11.6%
Anadarko Petroleum Corp.	323,210	23,662
Chevron Corp.	223,330	23,798
CONSOL Energy, Inc.	246,750	8,202
EnCana Corp. ^	1,191,960	24,960
Exxon Mobil Corp.	634,390	54,774
Occidental Petroleum Corp.	390,740	35,643
Petroleo Brasileiro SA ADR	519,780	12,236
Total SA ADR	244,400	11,758
Pharmaceuticals—10.5%
Eli Lilly & Co.	395,550	16,372
Johnson & Johnson	510,850	33,251
Merck & Co., Inc.	1,421,990	55,799
Pfizer, Inc.	2,413,090	55,332
Teva Pharmaceutical Industries, Ltd. ADR	332,660	15,216
Semiconductors & Semiconductor Equipment—1.0%
Intel Corp.	588,250	16,706
Software—1.9%
Microsoft Corp.	437,100	13,996
Oracle Corp.	611,130	17,961
Specialty Retail—2.0%
Lowe’s Cos., Inc.	720,450	22,673
Staples, Inc.	745,530	11,481
Tobacco—1.1%
Philip Morris International, Inc.	200,055	17,907

Total Common Stocks (cost $1,512,316)		1,658,869

SECURITIES LENDING COLLATERAL—1.7%
State Street Navigator Securities Lending Trust—Prime Portfolio, 0.29% ▲	28,703,944	28,704
Total Securities Lending Collateral (cost $28,704)

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica Quality Value

(formerly Transamerica WMC Quality Value)

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT—1.3%
State Street Bank & Trust Co. 0.03% ▲, dated 04/30/2012, to be repurchased at $21,689 on 05/01/2012. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 11/15/2040, and with a value of $22,126.	$21,689	$21,689

Total Repurchase Agreement (cost $21,689)
Total Investment Securities (cost $1,562,709)P		1,709,262
Other Assets and Liabilities—Net		(29,730)

Net Assets		$1,679,532

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

^	All or a portion of this security is on loan. The value of all securities on loan is $28,023.
‡	Non-income producing security.
▲	Rate shown reflects the yield at 04/30/2012.
P	Aggregate cost for federal income tax purposes is $1,562,709. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $186,010 and $39,457, respectively. Net unrealized appreciation for tax purposes is $146,553.

DEFINITION:

ADR	American Depositary Receipt

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value at 04/30/2012
Common Stocks	$1,621,926	$36,943	$—	$1,658,869
Repurchase Agreement	—	21,689	—	21,689
Securities Lending Collateral	28,704	—	—	28,704

Total	$1,650,630	$58,632	$—	$1,709,262

'	See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica Short-Term Bond

(formerly Transamerica AEGON Short-Term Bond)

SCHEDULE OF INVESTMENTS

At April 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
U.S. GOVERNMENT AGENCY OBLIGATION—0.0% ¥
Freddie Mac 2.52%, 08/01/2037 *	$903	$966
Total U.S. Government Agency Obligation (cost $916)
MORTGAGE-BACKED SECURITIES—25.5%
7 WTC Depositor LLC Trust Series 2012-7WTC, Class A 4.08%, 03/13/2031—144A	6,895	7,050
American General Mortgage Loan Trust Series 2009-1, Class A5 5.75%, 09/25/2048—144A *	13,311	13,554
Series 2009-1, Class A6 5.75%, 09/25/2048—144A *	20,611	21,198
American Tower Trust Series 2007-1A, Class AFX 5.42%, 04/15/2037—144A	22,047	23,467
Series 2007-1A, Class B 5.54%, 04/15/2037—144A	4,750	5,025
Series 2007-1A, Class C 5.62%, 04/15/2037—144A	14,550	15,357
Series 2007-1A, Class D 5.96%, 04/15/2037—144A	9,755	10,256
Banc of America Funding Corp. Series 2010-R4, Class 1A1 5.50%, 07/26/2036—144A	5,666	5,841
Series 2010-R6, Class 4A1 2.76%, 07/26/2035—144A *	4,622	4,541
Series 2011-R1, Class A1 4.00%, 08/26/2036—144A *	2,551	2,561
BCAP LLC Trust Series 2006-RR1, Class PD 5.00%, 11/25/2036	8,540	8,651
Series 2009-RR3, Class 1A2 6.00%, 11/26/2036—144A *	1,934	1,968
Series 2009-RR3, Class 2A1 5.02%, 05/26/2037—144A *	4,633	4,682
Series 2009-RR6, Class 2A1 5.10%, 08/26/2035—144A *	9,179	8,196
Series 2009-RR10, Class 2A1 2.81%, 08/26/2035—144A *	3,543	3,428
Series 2009-RR13, Class 13A3 5.25%, 03/26/2037—144A *	6,268	6,314
Series 2009-RR13, Class 14A1 5.25%, 03/26/2037—144A *	2,592	2,631
Series 2009-RR13, Class 2A3 5.51%, 02/26/2036—144A *	4,940	5,060
Series 2009-RR13, Class 3A3 5.50%, 05/26/2036—144A *	11,484	11,723
Series 2009-RR13, Class 7A1 5.25%, 10/26/2036—144A *	304	306
Series 2009-RR14, Class 1A1 6.00%, 05/26/2037—144A *	13,157	13,563
Series 2010-RR1, Class 12A1 5.25%, 08/26/2036—144A *	8,010	8,267
Series 2010-RR6, Class 15A5 5.50%, 12/26/2036—144A *	4,250	4,299
Series 2010-RR6, Class 16A5 5.50%, 04/26/2036—144A *	2,771	2,841
Series 2010-RR6, Class 1A5 5.00%, 08/26/2022—144A *	10,184	10,291
Series 2010-RR6, Class 20A1 4.50%, 11/26/2035—144A *	2,805	2,781

	Principal (000’s)	Value (000’s)
MORTGAGE-BACKED SECURITIES (continued)
BCAP LLC Trust (continued) Series 2010-RR7, Class 5A6 5.50%, 10/26/2036—144A	$9,612	$9,907
Series 2011-RR1, Class 5A1 3.00%, 09/28/2036—144A *	4,556	4,526
Series 2012-RR2, Class 7A3 5.04%, 09/26/2035—144A *	10,297	10,013
Bear Stearns Commercial Mortgage Securities Series 2007-PW17, Class AAB 5.70%, 06/11/2050	9,340	9,770
BNPP Mortgage Securities LLC Series 2009-1, Class A1 6.00%, 08/27/2037—144A	11,299	11,888
Capmark Military Housing Trust Series 2008-AMCW, Class A2 5.91%, 03/10/2015—144A	4,900	5,374
Citigroup Mortgage Loan Trust, Inc. Series 2009-10, Class 6A1 5.47%, 09/25/2034—144A *	5,435	5,632
Series 2010-8, Class 5A6 4.00%, 11/25/2036—144A	20,014	20,544
Series 2010-8, Class 6A6 4.50%, 12/25/2036—144A	17,434	17,974
Series 2010-8, Class 6A62 3.50%, 12/25/2036—144A	9,333	9,548
Countrywide Home Loan Mortgage Pass-Through Trust Series 2002-35, Class 1A3 5.00%, 02/25/2018	8,291	8,447
Credit Suisse Mortgage Capital Certificates Series 2007-C1, Class AAB 5.34%, 02/15/2040	13,435	14,066
Series 2007-C4, Class AAB 5.97%, 09/15/2039 *	11,850	12,868
Series 2009-12R, Class 36A1 5.21%, 06/27/2036—144A *	6,506	6,521
Series 2009-16R, Class 11A1 7.00%, 08/26/2036—144A	4,554	4,669
Series 2010-1R, Class 28A1 5.00%, 02/27/2047—144A	17,409	17,149
Series 2010-1R, Class 40A1 5.00%, 04/27/2036—144A	2,838	2,896
Series 2010-12R, Class 10A1 4.50%, 11/26/2036—144A *	5,322	5,379
Series 2010-15R, Class 2A1 3.50%, 05/26/2036—144A *	10,588	10,679
Series 2010-15R, Class 4A1 3.50%, 04/26/2035—144A *	14,149	13,924
Series 2010-15R, Class 6A1 3.50%, 10/26/2046—144A *	6,376	6,392
Series 2010-18R, Class 1A11 3.75%, 08/26/2035—144A *	9,656	9,554
Series 2010-18R, Class 3A1 4.00%, 03/26/2037—144A	9,953	10,102
GS Mortgage Securities Corp. II Series 2007-EOP, Class B 1.73%, 03/06/2020—144A *	10,600	10,460
Series 2007-EOP, Class E 2.48%, 03/06/2020—144A *	20,000	19,759
Impac CMB Trust Series 2007-A, Class A 0.49%, 05/25/2037 *	13,345	11,232

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica Short-Term Bond

(formerly Transamerica AEGON Short-Term Bond)

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
MORTGAGE-BACKED SECURITIES (continued)
Jefferies & Co., Inc. Series 2009-R2, Class 2A 5.89%, 12/26/2037—144A *	$4,138	$4,140
Series 2009-R2, Class 3A 2.82%, 01/26/2047—144A *	2,861	2,830
Series 2009-R7, Class 10A3 6.00%, 12/26/2036—144A	1,760	1,827
Series 2009-R7, Class 11A1 2.69%, 03/26/2037—144A *	3,818	3,652
Series 2009-R7, Class 12A1 5.13%, 08/26/2036—144A *	2,072	2,049
Series 2009-R7, Class 1A1 4.95%, 02/26/2036—144A *	2,043	1,960
Series 2009-R7, Class 4A1 2.63%, 09/26/2034—144A *	2,880	2,697
Series 2009-R9, Class 1A1 2.51%, 08/26/2046—144A *	10,413	10,263
Series 2010-R2, Class 1A1 6.00%, 05/26/2036—144A	9,346	9,661
Series 2010-R3, Class 1A1 3.07%, 03/21/2036—144A *	7,362	7,315
Series 2010-R6, Class 1A1 4.00%, 09/26/2037—144A	7,100	7,164
Series 2010-R8, Class 2A1 5.00%, 10/26/2036—144A	5,261	5,283
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2007-C1, Class ASB 5.86%, 02/15/2051	6,915	7,431
Series 2007-CB19, Class ASB 5.91%, 02/12/2049 *	9,988	10,825
Series 2007-LD11, Class ASB 6.00%, 06/15/2049 *	17,134	18,248
JPMorgan Re-REMIC Series 2009-7, Class 8A1 5.48%, 01/27/2047—144A *	3,132	3,201
Series 2009-11, Class 1A1 2.90%, 02/26/2037—144A *	7,706	7,444
Series 2010-4, Class 7A1 4.27%, 08/26/2035—144A *	11,171	10,954
Series 2010-5, Class 2A2 4.50%, 07/26/2035—144A *	11,397	11,446
LB-UBS Commercial Mortgage Trust Series 2004-C8, Class B 4.91%, 12/15/2039 *	12,585	12,815
LSTAR Commercial Mortgage Trust Series 2011-1, Class A 3.91%, 06/25/2043—144A	10,587	11,137
Morgan Stanley Re-REMIC Trust Series 2010-R4, Class 3A 5.50%, 08/26/2047—144A	19,903	21,028
Mortgage Equity Conversion Asset Trust Series 2010-1A, Class A 4.00%, 07/25/2060—144A	14,655	14,509
RBSCF Trust Series 2010-RR3, Class CSCA 5.47%, 09/16/2039—144A *	13,000	14,325
RBSSP Resecuritization Trust Series 2009-1, Class 10A1 6.50%, 07/26/2037—144A	10,762	11,325
RREF 2012 LT1 LLC Series 2012-LT1A, Class A 4.75%, 02/15/2025—144A	10,470	10,519

	Principal (000’s)	Value (000’s)
MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Mortgage Backed Securities Trust Series 2003-G, Class A1 4.10%, 06/25/2033 *	$1,591	$1,586
Wells Fargo Mortgage Loan Trust Series 2010-RR2, Class 1A1 5.11%, 09/27/2035—144A *	8,533	8,421
Series 2010-RR4, Class 1A1 5.25%, 12/27/2046—144A *	8,756	8,859

Total Mortgage-Backed Securities (cost $711,156)		716,038

ASSET-BACKED SECURITIES—6.3%
AH Mortgage Advance Trust Series SART-1, Class A2 3.37%, 05/10/2043—144A	28,890	28,948
Series SART-2, Class A1 3.27%, 09/15/2043—144A	20,300	20,444
AmeriCredit Automobile Receivables Trust Series 2012-2, Class C 2.64%, 10/10/2017	7,500	7,516
Citigroup Mortgage Loan Trust, Inc. Series 2003-HE3, Class A 0.62%, 12/25/2033 *	7,087	6,195
DT Auto Owner Trust Series 2009-1, Class C 10.75%, 10/15/2015—144A	2,973	3,052
HSBC Home Equity Loan Trust Series 2006-3, Class A4 0.48%, 03/20/2036 *	23,721	20,334
Series 2007-1, Class A4 0.60%, 03/20/2036 *	9,352	7,708
Orange Lake Timeshare Trust Series 2012-AA, Class A 3.45%, 03/10/2027—144A	6,294	6,364
Prestige Auto Receivables Trust Series 2012-1A, Class C 3.25%, 07/15/2019—144A	5,000	5,039
Sierra Receivables Funding Co., LLC Series 2007-1A, Class A2 0.39%, 03/20/2019—144A *	2,206	2,153
Series 2011-2A, Class A 3.26%, 05/20/2028—144A	7,154	7,235
Series 2011-3A, Class A 3.37%, 07/20/2028—144A	8,734	8,905
TAL Advantage LLC Series 2011-1A, Class A 4.60%, 01/20/2026—144A	18,314	18,819
Tax Liens Securitization Trust Series 2010-1A, Class 2A2 2.00%, 04/15/2018—144A	7,023	7,028
Trafigura Securitisation Finance PLC Series 2007-1, Class A 0.49%, 12/15/2012 *ə	22,800	22,732
Series 2007-1, Class B 1.59%, 12/15/2012 *	3,900	3,851

Total Asset-Backed Securities (cost $174,807)		176,323

MUNICIPAL GOVERNMENT OBLIGATION—0.7%
Rhode Island Economic Development Corp. 6.00%, 11/01/2015 §	16,950	18,642
Total Municipal Government Obligation (cost $16,950)

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica Short-Term Bond

(formerly Transamerica AEGON Short-Term Bond)

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2012

(unaudited)

	Principal (000’s)		Value (000’s)
CORPORATE DEBT SECURITIES—61.5%
Airlines—2.3%
America West Airlines Pass-Through Trust Series 1999-1, Class 991G 7.93%, 01/02/2019		$3,598	$3,778
Series 2000-1, Class G 8.06%, 07/02/2020		12,568	13,134
Continental Airlines Pass-Through Trust Series 1997-1, Class A 7.46%, 04/01/2015 ^		9,419	9,419
Delta Air Lines, Inc., Pass-Through Trust Series 2010-1, Class 1A 6.20%, 07/02/2018 ^		12,747	13,799
Northwest Airlines Pass-Through Trust Series 2002-1, Class G1 1.24%, 05/20/2014 * ^		820	779
UAL Pass-Through Trust Series 2009-1 10.40%, 11/01/2016		21,385	24,407
Beverages—0.4%
Anheuser-Busch InBev Worldwide, Inc. 9.75%, 11/17/2015 ^	BRL	21,570	12,448
Capital Markets—2.1%
Macquarie Group, Ltd. 7.30%, 08/01/2014—144A		$25,590	27,320
Morgan Stanley 0.95%, 10/15/2015 * ^		19,060	16,830
4.00%, 07/24/2015 ^		14,850	14,770
Chemicals—0.5%
NOVA Chemicals Corp. 3.78%, 11/15/2013 *		13,999	13,982
Commercial Banks—9.1%
Banco Santander Chile 2.88%, 11/13/2012—144A		26,595	26,623
Barclays Bank PLC 2.75%, 02/23/2015 ^		19,570	19,734
BBVA US Senior SAU 3.25%, 05/16/2014 ^		24,738	24,123
CIT Group, Inc. 4.75%, 02/15/2015—144A ^		14,580	14,872
Export-Import Bank of Korea 4.00%, 01/11/2017 ^		13,900	14,590
First Horizon National Corp. 5.38%, 12/15/2015		9,895	10,545
First Tennessee Bank NA 5.05%, 01/15/2015		15,609	16,093
ICICI Bank, Ltd. 6.63%, 10/03/2012—144A		24,850	25,347
Nordea Bank AB 2.25%, 03/20/2015—144A		15,800	15,894
Regions Financial Corp. 7.75%, 11/10/2014 ^		13,000	14,300
Royal Bank of Scotland PLC 2.91%, 08/23/2013 *		26,415	26,401
3.25%, 01/11/2014 ^		5,000	5,029
Wachovia Corp. 0.81%, 10/28/2015 *		22,400	21,293
Zions Bancorporation 7.75%, 09/23/2014 ^		18,460	20,115

	Principal (000’s)	Value (000’s)
Commercial Services & Supplies—1.9%
Exelis, Inc. 4.25%, 10/01/2016—144A	$15,000	$15,387
Hutchison Whampoa International 03/13, Ltd. 6.50%, 02/13/2013—144A	13,810	14,329
Hutchison Whampoa International 11, Ltd. 3.50%, 01/13/2017—144A ^	9,600	9,889
KAR Auction Services, Inc. 4.47%, 05/01/2014 *	14,785	14,748
Construction Materials—0.2%
CRH America, Inc. 5.30%, 10/15/2013	4,600	4,832
Vulcan Materials Co. 6.30%, 06/15/2013	2	2
Consumer Finance—1.3%
Ally Financial, Inc. 6.75%, 12/01/2014 ^	13,360	14,095
FIA Card Services NA 7.13%, 11/15/2012	22,691	23,182
Containers & Packaging—0.6%
Rexam PLC 6.75%, 06/01/2013—144A	16,424	17,102
Distributors—1.0%
Glencore Funding LLC 6.00%, 04/15/2014—144A	27,055	28,639
Diversified Financial Services— 7.2%
Bank of America Corp. 4.75%, 08/15/2013 ^	4,400	4,518
Citigroup, Inc. 6.00%, 12/13/2013	6,000	6,335
FUEL Trust 4.21%, 04/15/2016—144A	19,700	20,571
Harley-Davidson Funding Corp. 5.75%, 12/15/2014—144A	24,000	26,121
International Lease Finance Corp. 6.50%, 09/01/2014—144A	25,820	27,434
Irish Life & Permanent PLC 3.60%, 01/14/2013—144A	17,085	16,381
Lazard Group LLC 7.13%, 05/15/2015	3,160	3,437
Marina District Finance Co., Inc. 9.50%, 10/15/2015 ^	13,930	13,547
Murray Street Investment Trust I 4.65%, 03/09/2017 *	14,866	14,955
QHP Royalty Sub LLC 10.25%, 03/15/2015—144A	4,294	4,314
Selkirk Cogen Funding Corp.—Series A 8.98%, 06/26/2012	7,521	7,550
Stone Street Trust 5.90%, 12/15/2015—144A	29,415	29,653
TNK-BP Finance SA 6.25%, 02/02/2015—144A	25,000	26,844
Diversified Telecommunication Services—3.9%
GTP Towers Issuer LLC 4.44%, 02/15/2015—144A	25,255	26,063
Qwest Communications International, Inc. 8.00%, 10/01/2015	24,950	26,572
Telecom Italia Capital SA 6.18%, 06/18/2014	26,189	27,034
Telefonica Emisiones SAU 0.80%, 02/04/2013 *	24,565	24,073
2.58%, 04/26/2013 ^	5,000	4,981

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica Short-Term Bond

(formerly Transamerica AEGON Short-Term Bond)

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
Energy Equipment & Services—1.2%
DCP Midstream Operating, LP 3.25%, 10/01/2015	$18,275	$18,465
Transocean, Inc. 5.05%, 12/15/2016	13,975	15,175
Health Care Equipment & Supplies—0.3%
Boston Scientific Corp. 6.25%, 11/15/2015	6,603	7,373
Health Care Providers & Services—0.1%
Owens & Minor, Inc. 6.35%, 04/15/2016	1,630	1,790
Hotels, Restaurants & Leisure—0.5%
MGM Resorts International 5.88%, 02/27/2014 ^	12,460	12,896
Household Durables—0.8%
Maytag Corp. 6.45%, 08/15/2014	21,506	23,007
Insurance—3.2%
21st Century Insurance Group 5.90%, 12/15/2013 ^	6,570	6,939
Aspen Insurance Holdings, Ltd. 6.00%, 08/15/2014 ^	7,966	8,534
Fidelity National Financial, Inc. 5.25%, 03/15/2013	13,289	13,538
Liberty Mutual Group, Inc. 5.75%, 03/15/2014—144A	19,200	20,417
Prudential Covered Trust 2012-1 3.00%, 09/30/2015—144A	11,900	12,065
Transatlantic Holdings, Inc. 5.75%, 12/14/2015	25,760	27,831
IT Services—0.6%
Affiliated Computer Services, Inc. 5.20%, 06/01/2015	16,300	17,667
Metals & Mining—1.9%
Anglo American Capital PLC 9.38%, 04/08/2014—144A	12,156	13,917
ArcelorMittal 3.75%, 02/25/2015 ^	20,000	20,386
Xstrata Finance Canada, Ltd. 2.85%, 11/10/2014—144A	19,960	20,433
Multi-Utilities—0.8%
Black Hills Corp. 6.50%, 05/15/2013	9,290	9,724
9.00%, 05/15/2014	12,521	13,962
Oil, Gas & Consumable Fuels—7.1%
Empresa Nacional del Petroleo 6.75%, 11/15/2012—144A	12,938	13,261
Energy Transfer Partners, LP 6.00%, 07/01/2013	21,736	22,730
Gazprom OAO Via GAZ Capital SA 8.13%, 07/31/2014—144A	25,395	28,157
KazMunayGas National Co. 8.38%, 07/02/2013—144A	13,000	13,764
Lukoil International Finance BV 6.38%, 11/05/2014—144A	26,270	28,366
Petrobras International Finance Co.—Pifco 2.88%, 02/06/2015	11,930	12,183
3.50%, 02/06/2017	13,000	13,361
Petrohawk Energy Corp. 7.25%, 08/15/2018	24,285	27,685
Ras Laffan Liquefied Natural Gas Co., Ltd. III 4.50%, 09/30/2012—144A	8,600	8,708
5.83%, 09/30/2016—144A	16,796	18,056

	Principal (000’s)	Value (000’s)
Oil, Gas & Consumable Fuels (continued)
Tengizchevroil Finance Co., SARL 6.12%, 11/15/2014—144A	$11,738	$12,237
Paper & Forest Products—1.1%
Celulosa Arauco y Constitucion SA 5.13%, 07/09/2013 ^	9,400	9,729
Georgia-Pacific LLC 8.25%, 05/01/2016—144A	20,015	22,117
Pharmaceuticals—0.0% ¥
Hospira, Inc. 6.40%, 05/15/2015 ^	244	273
Professional Services—1.0%
Block Financial LLC 7.88%, 01/15/2013 ^	26,495	27,566
Real Estate Investment Trusts—5.7%
BRE Properties, Inc. 4.70%, 03/17/2014	7,000	7,209
Dexus Property Group 7.13%, 10/15/2014—144A	25,325	27,548
Digital Realty Trust, LP 4.50%, 07/15/2015	14,200	14,921
Duke Realty, LP 6.25%, 05/15/2013	1	1
Healthcare Realty Trust, Inc. 5.13%, 04/01/2014	13,456	14,016
Hospitality Properties Trust 7.88%, 08/15/2014 ^	10,000	10,944
Kilroy Realty, LP 5.00%, 11/03/2015 ^	14,130	15,073
National Retail Properties, Inc. 6.15%, 12/15/2015 ^	14,850	16,250
6.25%, 06/15/2014	9,958	10,682
UDR, Inc. 5.13%, 01/15/2014	4,900	5,147
5.50%, 04/01/2014	5,500	5,844
6.05%, 06/01/2013	6,080	6,338
WEA Finance LLC / WT Finance AUST Pty, Ltd. 5.75%, 09/02/2015—144A	13,000	14,286
7.50%, 06/02/2014—144A	6,722	7,412
WT Finance AUST Pty, Ltd. / Westfield Capital / WEA Finance LLC 5.13%, 11/15/2014—144A	5,170	5,513
Real Estate Management & Development—2.0%
Post Apartment Homes, LP 5.45%, 06/01/2012	9,399	9,425
6.30%, 06/01/2013	17,965	18,727
Retail Property Trust 7.18%, 09/01/2013—144A	16,445	17,613
Weyerhaeuser Real Estate Co. 6.12%, 09/17/2012—144A	7,000	7,083
World Financial Properties Tower D Finance Corp. 6.95%, 09/01/2013—144A	2,450	2,504
Trading Companies & Distributors—0.9%
Noble Group, Ltd. 8.50%, 05/30/2013—144A	24,175	25,384
Wireless Telecommunication Services—3.8%
Crown Castle Towers LLC 3.21%, 08/15/2015—144A	12,000	12,202
4.52%, 01/15/2015—144A	15,870	16,674
Nextel Communications, Inc.—Series D 7.38%, 08/01/2015 ^	10,000	9,700

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica Short-Term Bond

(formerly Transamerica AEGON Short-Term Bond)

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
Wireless Telecommunication Services (continued)
Richland Towers Funding LLC / Management Funding / RTM Boston / Seattle Funding 4.61%, 03/15/2016—144A	$11,950	$12,083
SBA Tower Trust 4.25%, 04/15/2015—144A	27,285	28,535
WCP Wireless Site Funding / WCP Wireless Site RE Funding / WCP Wireless Site Non 4.14%, 11/15/2015—144A	27,773	28,573

Total Corporate Debt Securities (cost $1,706,795)		1,730,212

LOAN ASSIGNMENTS—3.0%
Food Products—0.4%
Michael Foods Group, Inc., Tranche B 4.25%, 02/23/2018 § *	12,541	12,557
Health Care Providers & Services—0.5%
HCA, Inc., Tranche B2 3.72%, 03/31/2017 § *	13,500	13,283
Hotels, Restaurants & Leisure—0.4%
Scientific Games International, Inc., Tranche B1 Extended 3.00%, 06/30/2015 § *	11,967	11,907
IT Services—0.3%
SunGard Data Systems, Inc. 3.74%, 02/28/2014 § *	8,503	8,500
Media—1.0%
CSC Holdings, Inc., Tranche B2 1.99%, 03/29/2016 § *	13,963	13,896
Visant Corp., Tranche B 5.25%, 12/22/2016 § *	13,208	12,990
Personal Products—0.4%
Revlon Consumer Products Corp., Tranche B 4.75%, 11/17/2017 § *	9,975	9,961

Total Loan Assignments (cost $82,740)		83,094

	Shares	Value (000’s)
SECURITIES LENDING COLLATERAL—3.3%
State Street Navigator Securities Lending Trust—Prime Portfolio, 0.29% ▲	94,099,280	$94,099
Total Securities Lending Collateral (cost $94,099)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENTS—1.9%
State Street Bank & Trust Co. 0.03% ▲, dated 04/30/2012, to be repurchased at $52,903 on 05/01/2012. Collateralized by U.S. Government Agency Obligations, 3.00%—3.50%, due 11/15/2040—11/25/2040, and with a total value of $53,964.	$52,903	52,903
Total Repurchase Agreement (cost $52,903)

Total Investment Securities (cost $2,840,366) P		2,872,277
Other Assets and Liabilities—Net		(62,471)

Net Assets		$2,809,806

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

¥	Percentage rounds to less than 0.1%.
*	Floating or variable rate note. Rate is listed as of 04/30/2012.
§	Illiquid. These securities aggregated to $101,736, or 3.62%, of the fund’s net assets.
ə	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is $22,732, or 0.81% of the fund’s net assets.
^	All or a portion of this security is on loan. The value of all securities on loan is $92,151.
▲	Rate shown reflects the yield at 04/30/2012.
P	Aggregate cost for federal income tax purposes is $2,840,366. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $43,610 and $11,699, respectively. Net unrealized appreciation for tax purposes is $31,911.

DEFINITIONS (all amounts in thousands):

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 04/30/2012, these securities aggregated $1,497,777, or 53.31%, of the fund’s net assets.
BRL	Brazilian Real
OAO	Otkrytoe Aktsionernoe Obschestvo (Russian: Open Joint Stock Corporation)
REMIC	Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities)

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2012

(unaudited)

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value at 04/30/2012
Asset-Backed Securities	$—	$176,323	$—	$176,323
Corporate Debt Securities	—	1,730,212	—	1,730,212
Loan Assignments	—	83,094	—	83,094
Mortgage-Backed Securities	—	716,038	—	716,038
Municipal Government Obligation	—	18,642	—	18,642
Repurchase Agreements	—	52,903	—	52,903
Securities Lending Collateral	94,099	—	—	94,099
U.S. Government Agency Obligation	—	966	—	966

Total	$94,099	$2,778,178	$—	$2,872,277

'	See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica Small/Mid Cap Value

(formerly Transamerica Systematic Small/Mid Cap Value)

SCHEDULE OF INVESTMENTS

At April 30, 2012

(unaudited)

	Shares	Value (000’s)
COMMON STOCKS—96.9%
Aerospace & Defense—1.0%
Aerovironment, Inc. ‡^	62,300	$1,515
Curtiss-Wright Corp.	36,500	1,288
Ducommun, Inc. ‡	47,051	555
Triumph Group, Inc.	57,800	3,631
Air Freight & Logistics—0.4%
Atlas Air Worldwide Holdings, Inc. ‡	63,440	2,921
Auto Components—0.7%
Dana Holding Corp. ^	204,200	2,985
Delphi Automotive PLC ‡	66,200	2,032
Automobiles—0.3%
Harley-Davidson, Inc.	42,075	2,202
Building Products—0.9%
A.O. Smith Corp.	60,600	2,884
American Woodmark Corp. ^	5,161	93
Fortune Brands Home & Security, Inc. ‡	50,000	1,137
Gibraltar Industries, Inc. ‡	178,119	2,408
Capital Markets—3.9%
Duff & Phelps Corp.—Class A ^	87,500	1,391
Invesco, Ltd.	338,850	8,417
LPL Investment Holdings, Inc. ‡^	53,000	1,902
Raymond James Financial, Inc.	282,000	10,328
Stifel Financial Corp. ‡^	58,000	2,112
Waddell & Reed Financial, Inc.—Class A	78,400	2,507
Chemicals—2.7%
Agrium, Inc.	26,225	2,305
Ashland, Inc.	90,850	5,984
Cytec Industries, Inc.	66,250	4,212
PPG Industries, Inc.	26,475	2,786
Valspar Corp.	58,125	2,973
Commercial Banks—7.4%
City National Corp. ^	25,400	1,353
Comerica, Inc.	264,750	8,477
Fifth Third Bancorp	381,250	5,425
First Citizens BancShares, Inc.—Class A	28,413	4,924
First Community Bancshares, Inc. ^	151,740	2,032
First Niagara Financial Group, Inc.	136,470	1,220
KeyCorp	1,080,700	8,689
Lakeland Bancorp, Inc. ^	52,848	483
Regions Financial Corp.	1,003,875	6,766
Sandy Spring Bancorp, Inc. ^	118,500	2,134
Texas Capital Bancshares, Inc. ‡^	51,000	1,923
Umpqua Holdings Corp. ^	190,000	2,516
Washington Trust Bancorp, Inc. ^	55,921	1,324
Webster Financial Corp.	168,500	3,830
Commercial Services & Supplies—0.9%
Cintas Corp.	94,725	3,711
HNI Corp. ^	72,200	1,741
Steelcase, Inc.—Class A ^	105,000	907
Communications Equipment—0.4%
Harmonic, Inc. ‡	199,600	942
KVH Industries, Inc. ‡^	184,983	1,846
Computers & Peripherals—1.6%
Diebold, Inc.	123,950	4,890
QLogic Corp. ‡	107,300	1,851
Seagate Technology PLC	132,975	4,090
Construction & Engineering—1.6%
Chicago Bridge & Iron Co. NV	23,800	1,057
EMCOR Group, Inc.	67,000	1,964
Foster Wheeler AG ‡	52,000	1,196
KBR, Inc.	202,000	6,840
Consumer Finance—2.6%
Discover Financial Services	275,200	9,330
SLM Corp.	597,800	8,865
Electric Utilities—2.7%
Cleco Corp.	101,675	4,148
FirstEnergy Corp.	44,700	2,093
MGE Energy, Inc. ^	35,900	1,642

	Shares	Value (000’s)
Electric Utilities (continued)
PPL Corp.	401,000	$10,968
Electrical Equipment—0.2%
PowerSecure International, Inc. ‡	319,261	1,657
Electronic Equipment & Instruments—1.8%
Jabil Circuit, Inc.	130,500	3,060
Orbotech, Ltd. ‡	303,000	3,309
Park Electrochemical Corp. ^	71,286	2,057
Rofin-Sinar Technologies, Inc. ‡^	52,000	1,310
Universal Display Corp. ‡^	21,100	949
Vishay Intertechnology, Inc. ‡^	148,400	1,665
Energy Equipment & Services—1.6%
Dresser-Rand Group, Inc. ‡	26,000	1,266
Oil States International, Inc. ‡	37,425	2,978
Superior Energy Services, Inc. ‡	238,350	6,416
Food Products—1.1%
Hain Celestial Group, Inc. ‡^	57,500	2,720
J&J Snack Foods Corp. ^	25,145	1,410
Smithfield Foods, Inc. ‡	151,075	3,166
Health Care Equipment & Supplies—1.3%
Align Technology, Inc. ‡^	42,700	1,354
Cyberonics, Inc. ‡^	21,925	840
Greatbatch, Inc. ‡^	56,800	1,323
Hill-Rom Holdings, Inc.	48,000	1,558
Sirona Dental Systems, Inc. ‡	80,700	4,075
Health Care Providers & Services—2.4%
AMN Healthcare Services, Inc. ‡^	162,000	1,087
Cardinal Health, Inc.	179,575	7,591
Coventry Health Care, Inc.	105,000	3,149
Health Net, Inc. ‡	123,150	4,385
Health Care Technology—0.3%
Omnicell, Inc. ‡	165,000	2,355
Hotels, Restaurants & Leisure—1.3%
Brinker International, Inc. ^	158,475	4,987
PF Chang’s China Bistro, Inc. ^	16,000	635
Wyndham Worldwide Corp.	60,400	3,041
Household Durables—0.7%
Harman International Industries, Inc.	42,000	2,081
Helen of Troy, Ltd. ‡	20,000	692
La-Z-Boy, Inc. ‡	65,400	986
Ryland Group, Inc. ^	54,400	1,225
Household Products—0.6%
Spectrum Brands Holdings, Inc. ‡	110,400	3,810
Industrial Conglomerates—0.4%
Carlisle Cos., Inc.	55,000	3,028
Insurance—6.0%
Alleghany Corp. ‡	9,000	3,086
Allstate Corp.	218,000	7,266
Aspen Insurance Holdings, Ltd. ^	93,300	2,642
Lincoln National Corp.	424,700	10,520
Marsh & McLennan Cos., Inc.	91,825	3,072
Selective Insurance Group, Inc.	265,800	4,649
United Fire Group, Inc.	256,643	4,419
Validus Holdings, Ltd.	163,900	5,327
Internet Software & Services—2.3%
AOL, Inc. ‡^	114,000	2,855
IAC/InterActiveCorp	40,000	1,926
InfoSpace, Inc. ‡^	56,600	630
ValueClick, Inc. ‡	386,066	8,176
XO Group, Inc. ‡	226,000	2,095
IT Services—0.3%
Global Payments, Inc.	41,000	1,904
Leisure Equipment & Products—0.7%
Arctic Cat, Inc. ‡^	46,500	2,057
LeapFrog Enterprises, Inc.—Class A ‡^	305,500	2,854
Life Sciences Tools & Services—1.4%
Agilent Technologies, Inc.	88,400	3,728
Charles River Laboratories International, Inc. ‡	85,275	3,030

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica Small/Mid Cap Value

(formerly Transamerica Systematic Small/Mid Cap Value)

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2012

(unaudited)

	Shares	Value (000’s)
Life Sciences Tools & Services (continued)
PerkinElmer, Inc.	97,600	$2,694
Machinery—5.9%
AGCO Corp. ‡	48,900	2,277
Altra Holdings, Inc. ‡^	158,500	2,897
CIRCOR International, Inc.	62,000	1,929
Columbus McKinnon Corp. ‡	113,000	1,676
Crane Co.	27,900	1,231
Eaton Corp.	113,000	5,444
Harsco Corp.	3,500	78
Kennametal, Inc.	38,200	1,613
Mueller Industries, Inc.	62,000	2,834
NN, Inc. ‡^	191,700	1,516
Sauer-Danfoss, Inc.	48,300	2,092
Snap-on, Inc.	22,500	1,407
Stanley Black & Decker, Inc.	39,750	2,908
Timken Co.	164,550	9,300
Wabash National Corp. ‡	161,600	1,353
Woodward, Inc.	54,000	2,246
Media—1.0%
CBS Corp.—Class B	114,800	3,829
Madison Square Garden Co. ‡	28,000	1,007
Scripps Networks Interactive, Inc.—Class A	43,750	2,197
Metals & Mining—1.0%
Noranda Aluminum Holding Corp.	128,600	1,366
Nucor Corp.	132,725	5,204
Multiline Retail—1.3%
Macy’s, Inc.	210,275	8,625
Multi-Utilities—3.5%
CMS Energy Corp.	402,400	9,251
NiSource, Inc. ^	419,600	10,344
NorthWestern Corp.	135,000	4,795
Oil, Gas & Consumable Fuels—3.7%
Energen Corp.	180,150	9,436
HollyFrontier Corp.	214,175	6,601
SM Energy Co.	34,000	2,248
Spectra Energy Corp.	94,700	2,911
W&T Offshore, Inc. ^	107,575	2,127
Western Refining, Inc.	93,600	1,783
Paper & Forest Products—1.4%
Domtar Corp.	19,000	1,662
MeadWestvaco Corp.	187,800	5,976
P.H. Glatfelter Co.	128,500	2,002
Personal Products—0.7%
Herbalife, Ltd.	65,275	4,590
Pharmaceuticals—0.6%
Impax Laboratories, Inc. ‡^	55,100	1,357
Nektar Therapeutics ‡^	338,933	2,583
Professional Services—0.6%
FTI Consulting, Inc. ‡	15,100	549
On Assignment, Inc. ‡	182,000	3,405
Real Estate Investment Trusts—7.9%
American Capital Agency Corp.	89,075	2,783
BioMed Realty Trust, Inc. ^	361,475	7,164
Brandywine Realty Trust ^	908,800	10,779
CBL & Associates Properties, Inc. ^	264,925	4,936
DiamondRock Hospitality Co.	368,700	3,919
DuPont Fabros Technology, Inc. ^	83,000	2,253
Equity One, Inc. ^	128,000	2,660
Excel Trust, Inc. ^	244,119	2,927
Home Properties, Inc.	122,325	7,468
Kilroy Realty Corp. ^	68,325	3,242
National Retail Properties, Inc.	90,000	2,464
Realty Income Corp. ^	18,000	708
Weingarten Realty Investors ^	88,800	2,359
Road & Rail—1.6%
Arkansas Best Corp. ^	57,100	876
Hertz Global Holdings, Inc. ‡	415,200	6,398
Ryder System, Inc.	81,200	3,956

	Shares	Value (000’s)
Semiconductors & Semiconductor Equipment—3.8%
Applied Micro Circuits Corp. ‡^	233,000	$1,300
Brooks Automation, Inc.	228,000	2,681
Cirrus Logic, Inc. ‡^	84,700	2,319
COHU, Inc.	35,900	394
Entegris, Inc. ‡	273,000	2,416
LAM Research Corp. ‡	102,925	4,288
LTX-Credence Corp. ‡	410,500	2,832
MKS Instruments, Inc.	49,300	1,363
Skyworks Solutions, Inc. ‡	149,300	4,053
TriQuint Semiconductor, Inc. ‡^	498,194	2,431
Veeco Instruments, Inc. ‡^	64,600	1,950
Software—1.8%
Cadence Design Systems, Inc. ‡^	611,925	7,141
Progress Software Corp. ‡^	123,200	2,851
Websense, Inc. ‡^	112,300	2,329
Specialty Retail—6.8%
Abercrombie & Fitch Co.—Class A	43,200	2,167
Aeropostale, Inc. ‡	65,200	1,446
American Eagle Outfitters, Inc.	160,000	2,882
Ann, Inc. ‡	104,401	2,891
Children’s Place Retail Stores, Inc. ‡^	35,000	1,609
Express, Inc. ‡	284,800	6,727
Finish Line, Inc.—Class A ^	225,000	5,009
Foot Locker, Inc.	344,100	10,525
GNC Holdings, Inc.—Class A	129,100	5,043
Pier 1 Imports, Inc. ^	251,450	4,320
Signet Jewelers, Ltd. ^	70,700	3,448
Talbots, Inc. ‡^	175,000	518
Textiles, Apparel & Luxury Goods—1.3%
G-III Apparel Group, Ltd. ‡^	54,500	1,463
Oxford Industries, Inc. ^	34,300	1,646
PVH Corp.	36,950	3,282
Steven Madden, Ltd. ‡	53,700	2,320
Thrifts & Mortgage Finance—2.9%
Berkshire Hills Bancorp, Inc. ^	130,331	2,957
Brookline Bancorp, Inc.	178,000	1,598
Dime Community Bancshares, Inc. ^	100,000	1,386
Northwest Bancshares, Inc. ^	137,000	1,688
Oritani Financial Corp. ^	71,000	1,052
Provident Financial Services, Inc. ^	134,000	1,970
Provident New York Bancorp ^	282,100	2,381
TrustCo Bank Corp. NY ^	225,000	1,231
United Financial Bancorp, Inc. ^	80,685	1,294
ViewPoint Financial Group, Inc. ^	46,300	737
Washington Federal, Inc.	222,500	3,903
Tobacco—0.4%
Lorillard, Inc.	20,475	2,770
Trading Companies & Distributors—0.4%
United Rentals, Inc. ‡^	63,650	2,971
Water Utilities—0.8%
American Water Works Co., Inc.	152,100	5,208

Total Common Stocks (cost $618,869)		665,171

SECURITIES LENDING COLLATERAL—13.0%
State Street Navigator Securities Lending Trust—Prime Portfolio, 0.29% ▲	89,549,501	89,550
Total Securities Lending Collateral ( cost $89,550)

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica Small/Mid Cap Value

(formerly Transamerica Systematic Small/Mid Cap Value)

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT—2.5%
State Street Bank & Trust Co. 0.03% ▲, dated 04/30/2012, to be repurchased at $17,391 on 05/01/2012. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 12/01/2026, and with a value of $17,744.	$17,391	$17,391
Total Repurchase Agreement (cost $17,391)

Total Investment Securities (cost $725,810) P		772,112
Other Assets and Liabilities—Net		(84,885)

Net Assets		$687,227

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

^	All or a portion of this security is on loan. The value of all securities on loan is $85,573.
‡	Non-income producing security.
▲	Rate shown reflects the yield at 04/30/2012.
P	Aggregate cost for federal income tax purposes is $725,810. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $71,674 and $25,372, respectively. Net unrealized appreciation for tax purposes is $46,302.

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value at 04/30/2012
Common Stocks	$665,171	$—	$—	$665,171
Repurchase Agreement	—	17,391	—	17,391
Securities Lending Collateral	89,550	—	—	89,550

Total	$754,721	$17,391	$—	$772,112

'	See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica Tactical Income

SCHEDULE OF INVESTMENTS

At April 30, 2012

(unaudited)

	Shares	Value (000’s)
INVESTMENT COMPANIES—94.1%
Capital Markets—86.1%
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF	298,070	$7,756
iShares Barclays 20+ Year Treasury Bond Fund	54,602	6,406
iShares iBoxx $ High Yield Corporate Bond Fund	98,660	8,998
iShares iBoxx Investment Grade Corporate Bond Fund	89,357	10,408
iShares JPMorgan USD Emerging Markets Bond Fund	94,283	10,774
iShares S&P U.S. Preferred Stock Index Fund	360,495	14,038
ProShares UltraShort 20+ Year Treasury	67,453	1,249
ProShares VIX Mid-Term Futures ETF	54,255	3,022
SPDR Barclays Capital High Yield Bond ETF	987,473	39,232
SPDR Barclays Capital Long Term Corporate Bond ETF	185,102	7,280
SPDR Barclays Capital TIPS ETF	54,880	3,265
SPDR Dow Jones International Real Estate ETF	230,379	8,616
SPDR S&P International Dividend ETF	277,632	13,446
SPDR Wells Fargo Preferred Stock ETF	315,292	14,213
Vanguard Extended Duration Treasury ETF	31,749	3,654
Vanguard Intermediate-Term Bond ETF	158,635	13,942
Vanguard Long-Term Bond ETF	99,180	9,074
Vanguard REIT ETF	55,253	3,617
Growth—Large Cap—3.3%
Vanguard Growth ETF	95,580	6,763
Value—Large Cap—4.7%
Vanguard Value ETF	169,330	9,674

Total Investment Companies (cost $193,788)		195,427

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT—4.2%
State Street Bank & Trust Co. 0.03% ▲, dated 04/30/2012, to be repurchased at $8,768 on 05/01/2012. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 12/01/2026, and with a value of $8,946.	$8,768	$8,768
Total Repurchase Agreement (cost $8,768)

Total Investment Securities (cost $202,556) P		204,195
Other Assets and Liabilities—Net		3,517

Net Assets		$207,712

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

▲	Rate shown reflects the yield at 04/30/2012.
P	Aggregate cost for federal income tax purposes is $202,556. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $2,319 and $680, respectively. Net unrealized appreciation for tax purposes is $1,639.

DEFINITION:

ETF	Exchange-Traded Fund

VALUATION SUMMARY (all amounts in thousands): '

	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value at 04/30/2012
Investment Companies	$195,427	$—	$—	$195,427
Repurchase Agreement	—	8,768	—	8,768

Total	$195,427	$8,768	$—	$204,195

'	See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

STATEMENTS OF ASSETS AND LIABILITIES

At April 30, 2012

(all amounts except per share amounts in thousands)

(unaudited)

	Transamerica Capital Growth		Transamerica Diversified Equity		Transamerica Emerging Markets Debt		Transamerica Emerging Markets Equity	Transamerica Flexible Income		Transamerica Growth Opportunities
Assets:
Investment securities, at value	$857,520		$1,714,435		$140,848		$—	$294,649		$819,508
Repurchase agreement, at value	36,509		237		2,531		—	14,080		4,109
Foreign currency, at value	128		—		328		—	—		—
Receivables:
Investment securities sold	—		29,175		3,641		—	5		30
Shares of beneficial interest sold	1,849		169		883		20,750	663		165
Interest	—	(A)	—	(A)	2,154		—	3,879		—	(A)
Securities lending income (net)	287		235		6		—	15		333
Dividends	194		983		—		—	138		85
Dividend reclaims	—		534		—		—	—		69
Other	—		—		—		—	52		382
Prepaid expenses	2		3		—	(A)	—	—	(A)	1
Unrealized appreciation on forward foreign currency contracts	—		—		48		—	—		—

	$896,489		$1,745,771		$150,439		$20,750	$313,481		$824,682

Liabilities:
Accounts payable and accrued liabilities:
Investment securities purchased	—		9,998		3,839		—	—		—
Shares of beneficial interest redeemed	6,366		18,649		62		—	824		250
Management and advisory fees	530		1,292		59		—	110		517
Distribution and service fees	38		182		10		—	71		46
Trustees fees	3		7		1		—	1		3
Transfer agent fees	55		166		2		—	13		78
Administration fees	17		35		2		—	6		14
Due to advisor	—		—		34		—	—		—
Other	54		300		32		—	45		101
Collateral for securities on loan	103,625		73,108		28,672		—	32,662		147,535
Unrealized depreciation on forward foreign currency contracts	—		—		123		—	—		—

	110,688		103,737		32,836		—	33,732		148,544

Net assets	$785,801		$1,642,034		$117,603		$20,750	$279,749		$676,138

Net assets consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$686,449		$1,316,399		$110,156		$20,750	$345,993		$603,287
Undistributed (accumulated) net investment income (loss)	359		925		1,008		—	788		373
Undistributed (accumulated) net realized gain (loss) from investments	392		(33,778)		2,613		—	(80,106)		337
Net unrealized appreciation (depreciation) on:
Investment securities	98,602		358,347		3,893		—	13,076		72,141
Translation of assets and liabilities denominated in foreign currencies	(1)		141		(67)		—	(2)		—

Net assets	$785,801		$1,642,034		$117,603		$20,750	$279,749		$676,138

Net assets by class:
Class A	$68,903		$466,036		$23,945		$250	$71,736		$103,449
Class B	6,972		25,328					6,514		7,434
Class C	17,358		47,908		5,595		250	60,367		13,754
Class I	86,450		362,864		6,724		250	27,851		107,823
Class I2	606,118		650,104		81,339		20,000	113,281		443,678
Class T			89,794
Shares outstanding:
Class A	4,168		33,226		2,254		25	7,890		11,523
Class B	462		1,821					716		933
Class C	1,150		3,451		528		25	6,678		1,716
Class I	5,154		25,588		632		25	3,059		11,407
Class I2	52,249		45,907		7,645		2,000	12,434		46,613
Class T			3,002
Net asset value per share:
Class A	$16.53		$14.03		$10.62		$10.00	$9.09		$8.98
Class B	15.11		13.91					9.09		7.97
Class C	15.09		13.88		10.60		10.00	9.04		8.01
Class I	16.77		14.18		10.64		10.00	9.10		9.45
Class I2	11.60		14.16		10.64		10.00	9.11		9.52
Class T			29.91
Maximum offering price per share (B)
Class A	$17.49		$14.85		$11.15		$10.58	$9.54		$9.50
Class T			32.69
Investment securities, at cost	$758,918		$1,356,088		$136,955		$—	$281,573		$747,367

Repurchase agreement, at cost	$36,509		$237		$2,531		$—	$14,080		$4,109

Foreign currency, at cost	$130		$—		$327		$—	$—		$—

Securities loaned, at value	$100,975		$71,487		$28,081		$—	$31,987		$143,641

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At April 30, 2012

(all amounts except per share amounts in thousands)

(unaudited)

	Transamerica High Yield Bond		Transamerica International Bond		Transamerica International Equity		Transamerica Large Cap Growth	Transamerica Money Market		Transamerica Multi-Managed Balanced
Assets:
Investment securities, at value	$725,892		$212,404		$202,995		$—	$183,082		$439,514
Repurchase agreements, at value	31,955		390		7,606		—	44,772		2,508
Cash on deposit with broker	—		1,067		—		—	—		73
Foreign currency, at value	—		4,129		139		—	—		7
Receivables:
Investment securities sold	1,683		2,079		749		—	—		47,298
Shares of beneficial interest sold	2,096		8		1		40,750	423		657
Interest	11,968		2,822		—	(A)	—	11		1,020
Securities lending income (net)	73		—		11		—	—		15
Dividends	184		—		828		—	—		212
Dividend reclaims	—		—		187		—	—		—
Money market waiver	—		—		—		—	60		—
Due from advisor	—		—		—		—	27		—
Variation margin	—		32		—		—	—		—
Other	—	(A)	28		—		—	—		—
Prepaid expenses	1		—	(A)	—	(A)	—	—	(A)	—	(A)
Unrealized appreciation on forward foreign currency contracts	—		3,569		—		—	—		—

	$773,852		$226,528		$212,516		$40,750	$228,375		$491,304

Liabilities:
Accounts payable and accrued liabilities:
Investment securities purchased	5,098		—		237		—	—		51,417
Shares of beneficial interest redeemed	971		19		15		—	400		157
Management and advisory fees	332		83		126		—	—		225
Distribution and service fees	118		—		—		—	138		79
Trustees fees	4		3		—		—	1		2
Transfer agent fees	47		1		11		—	75		71
Administration fees	14		5		4		—	4		8
Due to advisor	32		—		—		—	—		92
Distribution payable	—		—		—		—	2		—
Variation margin	—		—		—		—	—		15
Capital gains tax	—		—		69		—	—		—
Other	92		39		40		—	38		69
Collateral for securities on loan	115,330		—		22,895		—	—		65,545
Written options and swaptions, at value	—		—		—		—	—		1
Securities sold short, at value	—		—		—		—	—		16,122
Unrealized depreciation on forward foreign currency contracts	—		1,596		—		—	—		1

	122,038		1,746		23,397		—	658		133,804

Net assets	$651,814		$224,782		$189,119		$40,750	$227,717		$357,500

Net assets consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$650,646		$226,724		$186,518		$40,750	$227,717		$324,076
Undistributed (accumulated) net investment income (loss)	2,223		(4,054)		1,693		—	—		225
Undistributed (accumulated) net realized gain (loss) from investments	(12,476)		(6,086)		(2,411)		—	—		(1,570)
Net unrealized appreciation (depreciation) on:
Investment securities	11,421		6,258		3,378		—	—		34,946
Futures contracts	—		—		—		—	—		(77)
Written option and swaption contracts	—		—		—		—	—		3
Translation of assets and liabilities denominated in foreign currencies	—		1,940		(59)		—	—		(1)
Securities sold short	—		—		—		—	—		(102)

Net assets	$651,814		$224,782		$189,119		$40,750	$227,717		$357,500

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At April 30, 2012

(all amounts except per share amounts in thousands)

(unaudited)

	Transamerica High Yield Bond	Transamerica International Bond	Transamerica International Equity	Transamerica Large Cap Growth	Transamerica Money Market	Transamerica Multi-Managed Balanced
Net assets by class:
Class A	$230,473	$111	$795	$250	$99,497	$120,253
Class B	9,293				11,564	9,441
Class C	63,378	141	506	250	29,782	50,153
Class I	72,698	101	82,207	250	26,382	177,653
Class I2	275,972	224,429	105,611	40,000	60,492
Shares outstanding:
Class A	24,737	11	57	25	99,497	5,532
Class B	997				11,564	437
Class C	6,827	14	36	25	29,778	2,338
Class I	7,756	10	5,845	25	26,382	8,145
Class I2	29,388	21,682	7,510	4,000	60,492
Net asset value per share:
Class A	$9.32	$10.35	$14.02	$10.00	$1.00	$21.74
Class B	9.32				1.00	21.60
Class C	9.28	10.34	13.95	10.00	1.00	21.45
Class I	9.37	10.35	14.06	10.00	1.00	21.81
Class I2	9.39	10.35	14.06	10.00	1.00
Maximum offering price per share (B)
Class A	$9.78	$10.87	$14.84	$10.58	$1.00	$23.01

Investment securities, at cost	$714,471	$206,146	$199,617	$—	$183,082	$404,568

Repurchase agreement, at cost	$31,955	$390	$7,606	$—	$44,772	$2,508

Foreign currency, at cost	$—	$4,554	$139	$—	$—	$7

Securities loaned, at value	$112,968	$—	$21,909	$—	$—	$64,113

Premium received on written option & swaption contracts	$—	$—	$—	$—	$—	$4

Proceeds received from securities sold short	$—	$—	$—	$—	$—	$16,020

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At April 30, 2012

(all amounts except per share amounts in thousands)

(unaudited)

	Transamerica Quality Value		Transamerica Short-Term Bond	Transamerica Small Cap Value	Transamerica Small/Mid Cap Value		Transamerica Tactical Income
Assets:
Investment securities, at value	$1,687,573		$2,819,374	$—	$754,721		$195,427
Repurchase agreement, at value	21,689		52,903	—	17,391		8,768
Cash	—		225	—	—		1
Cash on deposit with broker	—		900	—	—		—
Receivables:
Investment securities sold	6,447		12	—	8,550		—
Shares of beneficial interest sold	16		12,750	100,511	2,274		12,419
Interest	—	(A)	28,400	—	—	(A)	—	(A)
Securities lending income (net)	6		51	—	22		—
Dividends	2,356		—	—	412		—
Dividend reclaims	80		—	—	—		—
Other	—		—	—	—		—
Prepaid expenses	3		2	—	1		—	(A)

	$1,718,170		$2,914,617	$100,511	$783,371		$216,615

Liabilities:
Accounts payable and accrued liabilities:
Investment securities purchased	8,353		—	—	4,754		8,482
Shares of beneficial interest redeemed	431		4,789	—	908		285
Management and advisory fees	974		1,113	—	452		38
Distribution and service fees	2		862	—	282		49
Trustees fees	8		17	—	3		1
Transfer agent fees	13		80	—	74		7
Administration fees	35		60	—	14		4
Distribution payable	—		3,538	—	—		—
Other	118		253	—	107		37
Collateral for securities on loan	28,704		94,099	—	89,550		—

	38,638		104,811	—	96,144		8,903

Net assets	$1,679,532		$2,809,806	$100,511	$687,227		$207,712

Net assets consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$1,546,418		$2,766,691	$100,511	$654,364		$207,884
Undistributed (accumulated) net investment income (loss)	2,952		(3,988)	—	1,034		(1,126)
Undistributed (accumulated) net realized gain (loss) from investments	(16,391)		15,222	—	(14,473)		(685)
Net unrealized appreciation (depreciation) on:
Investment securities	146,553		31,911	—	46,302		1,639
Translation of assets and liabilities denominated in foreign currencies	—		(30)	—	—		—

Net assets	$1,679,532		$2,809,806	$100,511	$687,227		$207,712

Net assets by class:
Class A	$1,829		$740,062	$250	$335,959		$68,686
Class B					33,792
Class C	1,847		833,814	250	202,235		55,150
Class I	11,780		328,527	250	101,004		83,876
Class I2	1,664,076		907,403	99,761	14,237
Shares outstanding:
Class A	161		71,362	25	15,356		6,756
Class B					1,638
Class C	163		80,554	25	9,908		5,438
Class I	1,037		32,232	25	4,519		8,246
Class I2	146,511		89,080	9,976	636
Net asset value per share:
Class A	$11.34		$10.37	$10.00	$21.88		$10.17
Class B					20.64
Class C	11.31		10.35	10.00	20.41		10.14
Class I	11.35		10.19	10.00	22.35		10.17
Class I2	11.36		10.19	10.00	22.37
Maximum offering price per share (B)
Class A	$12.00		$10.64	$10.58	$23.15		$10.68

Investment securities, at cost	$1,541,020		$2,787,463	$—	$708,419		$193,788

Repurchase agreement, at cost	$21,689		$52,903	$—	$17,391		$8,768

Securities loaned, at value	$28,023		$92,151	$—	$85,573		$—

(A)	Rounds to less than $1.
(B)

Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B, C, I, and I2 shares represents offering price. The redemption price for Classes B and C shares equals net asset value less any applicable contingent deferred sales charge.

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

STATEMENTS OF OPERATIONS

For the period ended April 30, 2012

(all amounts in thousands)

(unaudited)

	Transamerica Capital Growth	Transamerica Diversified Equity	Transamerica Emerging Markets Debt		Transamerica Emerging Markets Equity(B)	Transamerica Flexible Income
Investment income:
Dividend income	$2,095	$6,273	$—		$—	$346
Withholding taxes on foreign income	(33)	(10)	(65)		—	(2)
Interest income	6	—	4,170		—	7,704
Securities lending income (net)	1,713	523	20		—	82

	3,781	6,786	4,125		—	8,130

Expenses:
Management and advisory	2,647	3,686	334		—	614
Distribution and service:
Class A	106	397	18		—	112
Class B	36	71	—			33
Class C	81	142	16		—	270
Class P	43	116	—			—
Transfer agent:
Class A	106	257	7		—	45
Class B	20	19				9
Class C	19	37	2		—	22
Class I	25	95	3		—	13
Class I2	20	17	4		—	4
Class P	37	178
Class T		53
Printing and shareholder reports	17	20	6		—	11
Custody	59	70	31		—	26
Administration	76	117	12		—	28
Legal	11	11	2		—	4
Audit and tax	8	11	9		—	10
Trustees	5	7	1		—	2
Registration	47	42	17		—	28
Other	3	7	1		—	3

Total expenses	3,366	5,353	463		—	1,234

Fund expenses recaptured or (reimbursed)/(waived)	—	—	35		—	—
Class expenses recaptured or (reimbursed)/(waived):
Class A	11	249	—	(A)	—	(28)
Class B	(7)	10				—
Class C	4	20	—	(A)	—	—
Class I	—	1	—	(A)	—	—
Class I2	—	—	1		—	—
Class P	20	(131)				—

Total expenses recaptured or (reimbursed)/(waived)	28	149	36		—	(28)

Net expenses	3,394	5,502	499		—	1,206

Net investment income	387	1,284	3,626		—	6,924

Net realized gain (loss) on transactions from:
Investment securities	398	(9,177)	2,785		—	1,379
Foreign currency transactions	11	1	(55)		—	(16)

Net realized gain (loss)	409	(9,176)	2,730		—	1,363

Net increase (decrease) in unrealized appreciation (depreciation) on:
Investment securities	73,976	116,967	4,523		—	6,213
Translation of assets and liabilities denominated in foreign currencies	(30)	126	(74)		—	8

Net change in unrealized appreciation (depreciation)	73,946	117,093	4,449		—	6,221

Net realized and change in unrealized gain:	74,355	107,917	7,179		—	7,584

Net increase in net assets resulting from operations	$74,742	$109,201	$10,805		$—	$14,508

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

STATEMENTS OF OPERATIONS (continued)

For the period ended April 30, 2012

(all amounts in thousands)

(unaudited)

	Transamerica Growth Opportunities		Transamerica High Yield Bond	Transamerica International Bond		Transamerica International Equity		Transamerica Large Cap Growth(B)
Investment income:
Dividend income	$1,753		$570	$—		$2,903		$—
Withholding taxes on foreign income	(40)		—	(19)		(247)		—
Interest income	—	(A)	26,852	4,273		—		—
Securities lending income (net)	1,716		373	—		27		—

	3,429		27,795	4,254		2,683		—

Expenses:
Management and advisory	1,805		2,091	895		558		—
Distribution and service:
Class A	170		360	—	(A)	1		—
Class B	40		45	—		—		—
Class C	69		273	—	(A)	2		—
Class P	64		11	—		—		—
Transfer agent:
Class A	196		103			—	(A)
Class B	21		8
Class C	29		25			—	(A)
Class I	32		35	—	(A)	44
Class I2	9		14	13		2
Class P	73		6
Printing and shareholder reports	18		29	4		5		—
Custody	48		52	128		38		—
Administration	52		78	36		15		—
Legal	6		12	6		2		—
Audit and tax	8		10	9		9		—
Trustees	4		7	4		1		—
Registration	54		61	50		36		—
Other	3		6	3		1		—

Total expenses	2,701		3,226	1,148		714		—

Fund expenses recaptured or (reimbursed)/(waived)	—		32	(22)		—		—
Class expenses recaptured or (reimbursed)/(waived):
Class A	84		—	—		—	(A)	—
Class B	1		—	—		—		—
Class C	1		—	—		—		—
Class I	—		—	—	(A)	—		—
Class P	(2)		(6)	—		—		—

Total expenses recaptured or (reimbursed)/(waived)	84		26	(22)		—	(A)	—

Net expenses	2,785		3,252	1,126		714		—

Net investment income	644		24,543	3,128		1,969		—

Net realized gain (loss) on transactions from:
Investment securities	363		12,080	(788)		373		—
Futures contracts	—		—	(553)		—		—
Foreign currency transactions	(26)		—	(4,081)		(65)		—

Net realized gain (loss)	337		12,080	(5,422)		308		—

Net increase (decrease) in unrealized appreciation (depreciation) on:
Investment securities	25,294		15,207	(3,037)		6,782		—
Futures contracts	—		—	(69)		—		—
Translation of assets and liabilities denominated in foreign currencies	—		—	6,088		(26)		—
Net change in unrealized appreciation (depreciation)	25,294		15,207	2,982		6,756		—

Net realized and change in unrealized gain (loss):	25,631		27,287	(2,440)		7,064		—

Net increase in net assets resulting from operations	$26,275		$51,830	$688		$9,033		$—

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

STATEMENTS OF OPERATIONS (continued)

For the period ended April 30, 2012

(all amounts in thousands)

(unaudited)

Transamerica Money Market	Transamerica Multi- Managed Balanced	Transamerica Quality Value	Transamerica Short-Term Bond	Transamerica Small Cap Value(B)
Investment income:
Dividend income	$—	$2,217	$21,500	$—	$—
Withholding taxes on foreign income	—	1	(220)	—	—
Interest income	264	2,428	6	59,276	—
Securities lending income (net)	—	55	137	294	—

264	4,701	21,423	59,570	—

Expenses:
Management and advisory	392	1,271	5,216	6,568	—
Distribution and service:
Class A	175	186	2	1,250	—
Class B	67	48	—	—	—
Class C	167	216	9	4,168	—
Class P	—	112	—	—	—
Transfer agent:
Class A	192	150	1	203
Class B	24	24
Class C	27	30	1	282
Class I	9	46	6	156
Class I2	1	56	35
Class P	13	116
Printing and shareholder reports	12	17	30	94	—
Custody	25	63	65	157	—
Administration	21	37	165	304	—
Legal	3	6	24	47	—
Audit and tax	8	10	9	10	—
Trustees	2	3	13	26	—
Registration	44	40	16	57	—
Other	6	4	9	23	—

Total expenses	1,188	2,379	5,622	13,380	—

Fund expenses recaptured or (reimbursed)/(waived)	(294)	88	—	—	—
Class expenses recaptured or (reimbursed)/(waived):
Class A	(344)	—	—	(313)	—
Class B	(88)	—	—	—	—
Class C	(187)	—	—	—	—
Class I	(9)	—	—	—	—
Class I2	(2)	—	—	—	—
Class P	(13)	(116)	—	—	—

Total expenses recaptured or (reimbursed)/(waived)	(937)	(28)	—	(313)	—

Net expenses	251	2,351	5,622	13,067	—

Net investment income	13	2,350	15,801	46,503	—

Net realized gain (loss) on transactions from:
Investment securities	—	3,245	727	15,338	—
Futures contracts	—	696	—	—	—
Written option & swaption contracts	—	33	—	—	—
Securities sold short	—	(71)	—	—	—
Foreign currency transactions	—	(11)	—	(38)	—

Net realized gain (loss)	—	3,892	727	15,300	—

Net increase (decrease) in unrealized appreciation (depreciation) on:
Investment securities	—	21,883	144,130	18,788	—
Futures contracts	—	(203)	—	—	—
Written option and swaption contracts	—	(28)	—	—	—
Translation of assets and liabilities denominated in foreign currencies	—	—	(A)	—	(6)	—
Securities sold short	—	(44)	—	—	—

Net change in unrealized appreciation (depreciation)	—	21,608	144,130	18,782	—

Net realized and change in unrealized gain:	—	25,500	144,857	34,082	—

Net increase in net assets resulting from operations	$13	$27,850	$160,658	$80,585	$—

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

STATEMENTS OF OPERATIONS (continued)

For the period ended April 30, 2012

(all amounts in thousands)

(unaudited)

	Transamerica Small/Mid Cap Value		Transamerica Tactical Income
Investment income:
Dividend income	$5,921		$1,092
Withholding taxes on foreign income	(2)		—
Interest income	2		1
Interest income on securities sold short	—		—
Securities lending income (net)	124		—

	6,045		1,093

Expenses:
Management and advisory	2,534		133
Distribution and service:
Class A	542		30
Class B	167
Class C	939		69
Transfer agent:
Class A	358		3
Class B	37
Class C	156		3
Class I	46		14
Class I2	—	(A)
Printing and shareholder reports	40		42
Custody	50		10
Administration	70		7
Legal	10		2
Audit and tax	8		9
Trustees	6		1
Registration	42		57
Other	6		2

Total expenses	5,011		382

Fund expenses recaptured or (reimbursed)/(waived)	—		(74)
Class expenses recaptured or (reimbursed)/(waived):
Class A	—		(9)
Class C	—		(3)
Class I	—		(13)

Total expenses recaptured or (reimbursed)/(waived)	—		(99)

Net expenses	5,011		283

Net investment income	1,034		810

Net realized gain (loss) on transactions from:
Investment securities	(12,374)		(685)

Net realized gain (loss)	(12,374)		(685)

Net increase (decrease) in unrealized appreciation (depreciation) on:
Investment securities	86,124		1,639

Net change in unrealized appreciation (depreciation)	86,124		1,639

Net realized and change in unrealized gain:	73,750		954

Net increase in net assets resulting from operations	$74,784		$1,764

(A)	Rounds to less than $1.
(B)	Commenced operations on April 30, 2012.

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

STATEMENTS OF CHANGES IN NET ASSETS

For the period and year ended:

(all amounts in thousands)

Transamerica Capital Growth	Transamerica Diversified Equity	Transamerica Emerging Markets Debt
April 30, 2012 (unaudited)	October 31, 2011	April 30, 2012 (unaudited)	October 31, 2011	April 30, 2012 (unaudited)	October 31, 2011
From operations:
Net investment income (loss)	$387	$(1,376)	$1,284	$444	$3,626	$735
Net realized gain (loss)(A)	409	39,569	(9,176)	110,535	2,730	152
Net change in unrealized appreciation (depreciation)	73,946	(10,620)	117,093	(76,621)	4,449	(623)

Net increase in net assets resulting from operations	74,742	27,573	109,201	34,358	10,805	264

Net equalization credit and charges	—	(5,091)
Distributions to shareholders:
From net investment income:
Class A	—	—	—	(914)	(326)	—	(B)
Class B	—	—	—	(B)	(19)
Class C	—	(B)	—	—	(B)	(61)	(88)	—	(B)
Class I	(9)	—	—	(7)	(123)	(1)
Class I2	(19)	—	(359)	(6,482)	(3,091)	(41)
Class P	—	—	—	(4,645)
Class T	—

(28)	—	(359)	(12,128)	(3,628)	(42)

From net realized gains:
Class A	(1,847)	—	(10,446)	—	—	—
Class B	(232)	—	(711)	—
Class C	(510)	—	(1,806)	—	—	—
Class I	(349)	—	(145)	—	—	—
Class I2	(19,816)	—	(36,688)	—	—	—
Class P	(1,888)	—	(23,251)	—
Class T	—

(24,642)	—	(73,047)	—	—	—

Total distributions to shareholders	(24,670)	—	(73,406)	(12,128)	(3,628)	(42)

Capital share transactions:
Proceeds from shares sold:
Class A	8,245	23,000	4,248	2,457	21,444	2,312
Class B	333	838	479	391
Class C	1,499	5,007	689	505	4,626	996
Class I	23,162	12,513	162,693	1,072	5,127	2,018
Class I2	163,729	398,989	13,016	60,732	1,840	95,239
Class P	4,374	11,925	1,547	49,683
Class T	171

201,342	452,272	182,843	114,840	33,037	100,565

Issued from fund acquisition:
Class A	—	—	387,425	—	—	—
Class B	—	—	21,028	—
Class C	—	—	33,859	—	—	—
Class I	—	—	174,606	—	—	—
Class I2	—	—	371,097	—	—	—
Class T	89,251

—	—	1,077,266	—	—	—

Dividends and distributions reinvested:
Class A	1,768	—	10,117	882	257	—	(B)
Class B	223	—	698	18
Class C	467	—	1,685	57	73	—	(B)
Class I	138	—	142	6	121	1
Class I2	19,835	—	37,047	6,482	3,091	41
Class P	1,863	—	23,224	2,688
Class T	—

24,294	—	72,913	10,133	3,542	42

Cost of shares redeemed:
Class A	(12,695)	(13,729)	(29,552)	(14,152)	(910)	(117)
Class B	(577)	(1,726)	(974)	(1,115)	—
Class C	(1,935)	(3,013)	(2,698)	(2,596)	(367)	—	(B)
Class I	(6,038)	(1,164)	(37,393)	(314)	(902)	—	(B)
Class I2	(23,249)	(1,581)	(74,510)	(134,434)	(24,543)	(143)
Class P	(21,302)	(24,833)	(142,181)	(220,859)
Class T	(3,356)

(65,796)	(46,046)	(290,664)	(373,470)	(26,722)	(260)

Automatic conversions:
Class A	1,220	2,418	1,953	1,868	—	—
Class B	(1,220)	(2,418)	(1,953)	(1,868)

—	—	—	—	—	—

Class level conversions:
Class I	52,090	—	46,486	—	—	—
Class P	(52,090)	—	(46,486)	—

—	—	—	—	—	—

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

(all amounts in thousands)

						Transamerica Emerging
	Transamerica Capital Growth		Transamerica Diversified Equity			Markets Debt
	April 30, 2012 (unaudited)	October 31, 2011	April 30, 2012 (unaudited)	October 31, 2011		April 30, 2012 (unaudited)	October 31, 2011
Fair fund settlement:
Class A	—	—	113	—	(B)	—	—
Class B	—	—	8	—	(B)
Class C	—	—	19	—	(B)	—	—
Class I	—	—	1	—	(B)	—	—
Class I2	—	—	401	2		—	—
Class P	—	—	253	2
Class T			—

	—	—	795	4		—	—

Net income equalization:	—	—	—	5,091		—	—
Net increase (decrease) in net assets resulting from capital shares transactions	159,840	406,226	1,043,153	(243,402)		9,857	100,347

Net increase (decrease) in net assets	209,912	433,799	1,078,948	(226,263)		17,034	100,569

Net assets:
Begining of period/year	$575,889	$142,090	$563,086	$789,349		$100,569	$—

End of period/year	$785,801	$575,889	$1,642,034	$563,086		$117,603	$100,569

Undistributed net investment income	$359	$—	$925	$—		$1,008	$1,010

Share activity:
Shares issued:
Class A	514	1,461	307	165		2,091	237
Class B	23	58	35	26
Class C	105	347	52	33		453	103
Class I	1,468	794	11,906	68		500	206
Class I2	15,088	37,298	929	3,930		177	9,526
Class P	293	766	116	3,227
Class T			6

	17,491	40,724	13,351	7,449		3,221	10,072

Shares issued on fund acquisition:
Class A	—	—	28,762	—		—	—
Class B	—	—	1,572	—
Class C	—	—	2,536	—		—	—
Class I	—	—	12,839	—		—	—
Class I2	—	—	27,327	—		—	—
Class T			3,110

	—	—	76,146	—		—	—

Shares issued-reinvested from distributions:
Class A	129	—	853	58		25	—	(C)
Class B	18	—	59	1
Class C	37	—	143	4		7	—	(C)
Class I	10	—	12	—	(C)	12	—	(C)
Class I2	2,064	—	3,103	427		310	4
Class P	136	—	1,950	177
Class T			—

	2,394	—	6,120	667		354	4

Shares redeemed:
Class A	(825)	(869)	(2,118)	(933)		(87)	(12)
Class B	(41)	(119)	(71)	(74)
Class C	(136)	(209)	(200)	(173)		(35)	—	(C)
Class I	(371)	(73)	(2,663)	(21)		(86)	—	(C)
Class I2	(2,056)	(145)	(5,241)	(9,517)		(2,357)	(15)
Class P	(1,403)	(1,566)	(10,523)	(14,091)
Class T			(114)

	(4,832)	(2,981)	(20,930)	(24,809)		(2,565)	(27)

Automatic conversions:
Class A	79	156	146	125		—	—
Class B	(86)	(169)	(146)	(125)

	(7)	(13)	—	—		—	—

Class level conversions:
Class I	3,295	—	3,418	—		—	—
Class P	(3,328)	—	(3,435)	—

	(33)	—	(17)	—		—	—

Net increase (decrease) in shares outstanding:
Class A	(103)	748	27,950	(585)		2,029	225
Class B	(86)	(230)	1,449	(172)
Class C	6	138	2,531	(136)		425	103
Class I	4,402	721	25,512	47		426	206
Class I2	15,096	37,153	26,118	(5,160)		(1,870)	9,515
Class P	(4,302)	(800)	(11,892)	(10,687)
Class T			3,002

	15,013	37,730	74,670	(16,693)		1,010	10,049

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

(all amounts in thousands)

	Transamerica Emerging Markets Equity	Transamerica Flexible Income		Transamerica Growth Opportunities
	April 30, 2012 (unaudited)(D)	April 30, 2012 (unaudited)	October 31, 2011	April 30, 2012 (unaudited)	October 31, 2011
From operations:
Net investment income (loss)	$—	$6,924	$14,340	$644	$(1,496)
Net realized gain (loss)(A)	—	1,363	3,676	337	117,550
Net change in unrealized appreciation (depreciation)	—	6,221	(8,701)	25,294	(80,212)

Net increase in net assets resulting from operations	—	14,508	9,315	26,275	35,842

Distributions to shareholders:
From net investment income:
Class A	—	(1,798)	(3,489)	(2)	—
Class B		(149)	(416)	—	—
Class C	—	(1,272)	(2,181)	—	—
Class I	—	(649)	(987)	(18)	(8)
Class I2	—	(3,144)	(7,295)	(251)	(576)
Class P		—	—	—	(112)

	—	(7,012)	(14,368)	(271)	(696)

From net realized gains:
Class A	—	—	—	(21,108)	—
Class B		—	—	(2,053)	—
Class C	—	—	—	(3,164)	—
Class I	—	—	—	(1,977)	—
Class I2	—	—	—	(21,956)	—
Class P		—	—	(20,068)	—

	—	—	—	(70,326)	—

Total distributions to shareholders	—	(7,012)	(14,368)	(70,597)	(696)

Capital share transactions:
Proceeds from shares sold:
Class A	250	13,287	37,059	4,677	53,115
Class B		502	1,645	266	805
Class C	250	18,049	34,498	766	3,521
Class I	250	11,502	22,523	50,993	12,282
Class I2	20,000	4,459	419	76,019	1,151
Class P		—	—	2,658	12,809

	20,750	47,799	96,144	135,379	83,683

Issued from fund acquisition:
Class I2	—	—	—	274,998	—

Dividends and distributions reinvested:
Class A	—	1,507	2,848	20,746	—
Class B		126	308	2,006	—
Class C	—	744	1,242	2,974	—
Class I	—	365	542	1,687	3
Class I2	—	3,144	7,295	22,207	576
Class P		—	—	19,936	112

	—	5,886	12,235	69,556	691

Cost of shares redeemed:
Class A	—	(11,047)	(30,886)	(12,420)	(18,918)
Class B		(759)	(2,689)	(600)	(1,941)
Class C	—	(10,281)	(20,629)	(1,828)	(3,362)
Class I	—	(4,670)	(12,507)	(6,758)	(3,328)
Class I2	—	(6,492)	(43,197)	(33,404)	(8,256)
Class P		—	—	(53,917)	(31,828)

	—	(33,249)	(109,908)	(108,927)	(67,633)

Automatic conversions:
Class A	—	613	2,688	2,135	3,139
Class B		(613)	(2,688)	(2,135)	(3,139)

	—	—	—	—	—

Class level conversions:
Class I	—	—	—	50,880	—
Class P				(50,880)	—

	—	—	—	—	—

Fair fund settlement:
Class A	—	—	—	9	1
Class B		—	—	1	—	(B)
Class C	—	—	—	1	—	(B)
Class I	—	—	—	1	—	(B)
Class I2	—	—	—	9	2
Class P		—	—	8	1

	—	—	—	29	4

Net increase (decrease) in net assets resulting from capital shares transactions
	20,750	20,436	(1,529)	371,035	16,745

Net increase (decrease) in net assets	20,750	27,932	(6,582)	326,713	51,891

Net assets:
Begining of period/year	—	$251,817	$258,399	$349,425	$297,534

End of period/year	20,750	$279,749	$251,817	$676,138	$349,425

Undistributed net investment income	$—	$788	$876	$373	$—

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

(all amounts in thousands)

Transamerica Emerging Markets Equity	Transamerica Flexible Income	Transamerica Growth Opportunities
April 30, 2012 (unaudited)(D)	April 30, 2012 (unaudited)	October 31, 2011	April 30, 2012 (unaudited)	October 31, 2011
Share activity:
Shares issued:
Class A	25	1,486	4,106	520	4,731
Class B	56	183	33	77
Class C	25	2,028	3,846	96	334
Class I	25	1,280	2,493	5,517	1,070
Class I2	2,000	492	46	7,871	97
Class P	—	—	299	1,121

2,075	5,342	10,674	14,336	7,430

Shares issued on fund acquisition:
Class I2	—	—	—	29,633	—

Shares issued-reinvested from distributions:
Class A	170	318	2,691	—
Class B	14	34	292	—
Class C	—	84	139	431	—
Class I	—	41	60	208	—	(C)
Class I2	—	353	812	2,725	51
Class P	—	—	2,562	10

—	662	1,363	8,909	61

Shares redeemed:
Class A	—	(1,238)	(3,446)	(1,375)	(1,647)
Class B	(85)	(300)	(74)	(187)
Class C	—	(1,160)	(2,308)	(233)	(319)
Class I	—	(521)	(1,379)	(711)	(275)
Class I2	—	(725)	(4,790)	(3,504)	(713)
Class P	—	—	(6,140)	(2,751)

—	(3,729)	(12,223)	(12,037)	(5,892)

Automatic conversions:
Class A	—	69	298	251	274
Class B	(69)	(297)	(281)	(299)

—	—	1	(30)	(25)

Class level conversions:
Class I	—	—	—	5,518	—
Class P	(5,748)	—

—	—	—	(230)	—

Net increase (decrease) in shares outstanding:
Investor Class
Class A	25	487	1,276	2,087	3,358
Class B	(84)	(380)	(30)	(409)
Class C	25	952	1,677	294	15
Class I	25	800	1,174	10,532	795
Class I2	2,000	120	(3,932)	36,725	(565)
Class P	(9,027)	(1,620)

2,075	2,275	(185)	40,581	1,574

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

(all amounts in thousands)

Transamerica High Yield Bond	Transamerica International Bond	Transamerica International Equity
April 30, 2012 (unaudited)	October 31, 2011	April 30, 2012 (unaudited)	October 31, 2011	April 30, 2012 (unaudited)	October 31, 2011
From operations:
Net investment income	$24,543	$50,875	$3,128	$7,687	$1,969	$3,183
Net realized gain (loss)(A)	12,080	28,507	(5,422)	32,094	308	1,747
Net change in unrealized appreciation (depreciation)	15,207	(47,639)	2,982	(43,769)	6,756	(10,477)

Net increase (decrease) in net assets resulting from operations	51,830	31,743	688	(3,988)	9,033	(5,547)

Distributions to shareholders:
From net investment income:
Fund Level	(1,049)
Class A	(7,404)	(12,399)	—	(B)	—	(12)	—
Class B	(272)	(682)
Class C	(1,691)	(2,837)	—	(B)	—	(5)	—
Class I	(2,321)	(2,173)	—	(B)	—	(2,013)	—
Class I2	(12,945)	(30,575)	(30,887)	(32,153)	(1,247)	—
Class P	(255)	(1,368)

(24,888)	(50,034)	(30,887)	(32,153)	(3,277)	(1,049)

From net realized gains:
Class I2	—	—	(2,784)	(3,267)	—	—

Total distributions to shareholders	(24,888)	(50,034)	(33,671)	(35,420)	(3,277)	(1,049)

Capital share transactions:
Proceeds from shares sold:
Fund Level	1,812
Class A	91,466	170,969	110	—	304	458
Class B	555	872
Class C	17,592	18,711	140	—	357	28
Class I	47,975	77,275	100	—	2,862	7,302
Class I2	20,593	117,637	12,248	282,605	56,842	50,397
Class P	15,313	37,103

193,494	422,567	12,598	282,605	60,365	59,997

Issued from fund acquisition:
Class A	—	—	—	—	—	100
Class B	—	—
Class C	—	—	—	—	—	100
Class I	—	—	—	—	—	83,612
Class I2	—	—	—	—	—	—	(B)
Class P	—	—

—	—	—	—	—	83,812

Dividends and distributions reinvested:
Fund Level	1,003
Class A	6,470	10,773	—	(B)	—	11	—
Class B	231	479
Class C	1,223	1,883	—	(B)	—	5	—
Class I	1,763	1,397	—	(B)	—	1,883	—
Class I2	12,945	30,575	33,671	35,420	1,248	—
Class P	247	1,322

22,879	46,429	33,671	35,420	3,147	1,003

Redeemed due to acquisition:
Fund Level	—	—	—	—	—	(83,612)

Cost of shares redeemed:
Fund Level	—	—	—	—	—	(1,336)
Class A	(105,182)	(146,735)	—	(B)	—	(39)	(40)
Class B	(522)	(2,719)
Class C	(6,475)	(12,369)	—	—	—	(1)
Class I	(86,383)	(23,545)	—	—	(4,699)	(2,844)
Class I2	(160,980)	(153,205)	(263,796)	(250,466)	(1,065)	—	(B)
Class P	(9,724)	(40,924)

(369,266)	(379,497)	(263,796)	(250,466)	(5,803)	(4,221)

Automatic conversions:
Class A	762	2,901	—	—	—	—
Class B	(762)	(2,901)

—	—	—	—	—	—

Class level conversions:
Class I	25,615	—	—	—	—	—
Class P	(25,615)	—

—	—	—	—	—	—

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

(all amounts in thousands)

	Transamerica High Yield Bond			Transamerica International Bond			Transamerica International Equity
	April 30, 2012 (unaudited)		October 31, 2011	April 30, 2012 (unaudited)		October 31, 2011	April 30, 2012 (unaudited)	October 31, 2011
Fair fund settlement:
Class A	$—		$—	$—		$—	$—	$—
Class B	—	(B)	—
Class C	—	(B)	—	—		—	—	—
Class I	—	(B)	—	—		—	—	—
Class I2	3		—	—		—	—	—
Class P	—	(B)	—

	3		—	—		—	—	—

Net increase (decrease) in net assets resulting from capital shares transactions	(152,890)		89,499	(217,527)		67,559	57,709	56,979

Net increase (decrease) in net assets	(125,948)		71,208	(250,510)		28,151	63,465	50,383

Net assets:
Begining of period/year	$777,762		$706,554	$475,292		$447,141	$125,654	$75,271

End of period/year	$651,814		$777,762	$224,782		$475,292	$189,119	$125,654

Undistributed net investment income	$2,223		$2,568	$(4,054)		$23,705	$1,693	$3,001

Share activity:
Shares issued:
Fund Level								136
Class A	10,148		19,065	11		—	23	32
Class B	61		96
Class C	1,941		2,054	14		—	27	1
Class I	5,253		8,701	10		—	213	526
Class I2	2,219		12,683	1,167		24,524	4,056	3,429
Class P	1,704		4,043				—

	21,326		46,642	1,202		24,524	4,319	4,124

Shares issued on fund acquisition:
Class A	—		—	—		—	—	7
Class B	—		—
Class C	—		—	—		—	—	7
Class I	—		—	—		—	—	5,502
Class I2	—		—	—		—	—	—	(B)
Class P	—		—

	—		—	—		—	—	5,516

Shares issued-reinvested from distributions:
Fund Level								71
Class A	718		1,183	—	(C)	—	1	—
Class B	26		53
Class C	136		208	—	(C)	—	1	—
Class I	194		154	—	(C)	—	153	—
Class I2	1,427		3,340	3,333		3,358	101	—
Class P	28		145

	2,529		5,083	3,333		3,358	256	71

Shares Redeemed due to acquisition:
Fund Level								(5,502)

Shares redeemed:
Fund Level								(94)
Class A	(11,786)		(16,105)	—		—	(3)	(3)
Class B	(59)		(297)
Class C	(720)		(1,373)	—		—	—	—	(C)
Class I	(9,643)		(2,603)	—		—	(354)	(195)
Class I2	(17,342)		(17,227)	(25,104)		(22,601)	(76)	—	(C)
Class P	(1,107)		(4,435)

	(40,657)		(42,040)	(25,104)		(22,601)	(433)	(292)

Automatic conversions:
Class A	85		315	—		—	—	—
Class B	(85)		(315)

	—		—	—		—	—	—

Class level conversions:
Class I	2,760		—	—		—	—	—
Class P	(2,775)		—

	(15)		—	—		—	—	—

Net increase (decrease) in shares outstanding:
Fund Level								(5,839)
Class A	(835)		4,458	11			21	36
Class B	(57)		(463)
Class C	1,357		889	14			28	8
Class I	(1,436)		6,252	10			12	5,833
Class I2	(13,696)		(1,204)	(20,604)		5,281	4,081	3,429
Class P	(2,150)		(247)

	(16,817)		9,685	(20,569)		5,281	4,142	3,917

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

(all amounts in thousands)

Transamerica Large Cap Growth	Transamerica Money Market	Transamerica Multi-Managed Balanced
April 30, 2012 (unaudited)(D)	April 30, 2012 (unaudited)	October 31, 2011	April 30, 2012 (unaudited)	October 31, 2011
From operations:
Net investment income	$—	$13	$14	$2,350	$4,612
Net realized gain (loss)(A)	—	—	—	3,892	78,904
Net change in unrealized appreciation (depreciation)	—	—	—	21,608	(48,531)

Net increase in net assets resulting from operations	—	13	14	27,850	34,985

Net equalization credit and charges	—	—	—	—	(14,794)

Distributions to shareholders:
From net investment income:
Class A	—	(2)	(3)	(839)	(1,337)
Class B	—	(B)	(1)	(40)	(46)
Class C	—	(1)	(1)	(252)	(239)
Class I	—	(1)	—	(B)	(893)	(95)
Class I2	—	(4)	(4)
Class P	(5)	(5)	(657)	(2,803)

—	(13)	(14)	(2,681)	(4,520)

From net realized gains:
Class A	—	—	—	(14,336)	—
Class B	—	—	(1,301)	—
Class C	—	—	—	(5,406)	—
Class I	—	—	—	(1,677)	—
Class P	—	—	(21,642)	—

—	—	—	(44,362)	—

Total distributions to shareholders	—	(13)	(14)	(47,043)	(4,520)

Capital share transactions:
Proceeds from shares sold:
Class A	250	30,529	96,642	12,936	58,119
Class B	—	1,893	9,304	1,165	1,366
Class C	250	9,637	32,873	13,012	19,491
Class I	250	17,951	—	79,511	15,514
Class I2	40,000	48,065	19,769
Class P	—	1,488	7,531	3,612	21,072

40,750	109,563	166,119	110,236	115,562

Dividends and distributions reinvested:
Class A	—	2	3	14,410	1,253
Class B	—	(B)	1	1,294	45
Class C	—	1	1	4,940	208
Class I	—	1	—	(B)	1,241	49
Class I2	—	4	4
Class P	5	5	22,142	2,782

—	13	14	44,027	4,337

Cost of shares redeemed:
Class A	—	(44,982)	(106,542)	(10,278)	(60,819)
Class B	(4,189)	(10,784)	(461)	(2,492)
Class C	—	(15,933)	(30,595)	(4,474)	(7,139)
Class I	—	(16,941)	—	(B)	(5,768)	(3,914)
Class I2	—	(5,190)	(23,936)
Class P	(3,464)	(12,309)	(93,138)	(73,052)

—	(90,699)	(184,166)	(114,119)	(147,416)

Automatic conversions:
Class A	—	1,458	2,643	1,955	4,839
Class B	(1,458)	(2,643)	(1,955)	(4,839)

—	—	—	—	—

Class level conversions:
Class I	—	25,317	—	86,888	—
Class P	(25,317)	—	(86,888)	—

—	—	—	—	—

Net income equalization	—	—	—	—	14,794

Net increase (decrease) in net assets resulting from capital shares transactions
40,750	18,877	(18,033)	40,144	(12,723)

Net increase (decrease) in net assets	40,750	18,877	(18,033)	20,951	2,948

Net assets:
Begining of period/year	—	$208,840	$226,873	$336,549	$333,601

End of period/year	$40,750	$227,717	$208,840	$357,500	$336,549

Undistributed net investment income	$—	$—	$—	$225	$556

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

(all amounts in thousands)

Transamerica Large Cap Growth	Transamerica Money Market	Transamerica Multi-Managed Balanced
April 30, 2012 (unaudited)(D)	April 30, 2012 (unaudited)	October 31, 2011	April 30, 2012 (unaudited)	October 31, 2011
Share activity:
Shares issued:
Class A	25	30,529	96,642	600	2,540
Class B	1,893	9,304	54	59
Class C	25	9,636	32,873	616	846
Class I	25	17,951	—	3,740	669
Class I2	4,000	48,067	19,769
Class P	1,489	7,531	170	914

4,075	109,565	166,119	5,180	5,028

Shares issued on fund acquisition:
Shares issued-reinvested from distributions:
Class A	—	2	3	728	55
Class B	—	(C)	—	(C)	66	2
Class C	—	1	1	252	9
Class I	—	—	(C)	—	(C)	59	2
Class I2	—	4	4
Class P	5	6	1,122	121

—	12	14	2,227	189

Shares redeemed:
Class A	—	(44,982)	(106,542)	(478)	(2,664)
Class B	(4,189)	(10,784)	(21)	(108)
Class C	—	(15,933)	(30,595)	(214)	(312)
Class I	—	(16,941)	—	(268)	(166)
Class I2	—	(5,190)	(23,936)
Class P	(3,464)	(12,309)	(4,403)	(3,127)

—	(90,699)	(184,166)	(5,384)	(6,377)

Automatic conversions:
Class A	—	1,458	2,643	91	209
Class B	(1,458)	(2,643)	(92)	(210)

—	—	—	(1)	(1)

Class level conversions:
Class I	—	25,317	2,643	4,097	209
Class P	(25,317)	(2,643)	(4,107)	(210)

—	—	—	(10)	(1)

Net increase (decrease) in shares outstanding:
Investor Class
Class A	25	(12,993)	(7,254)	941	140
Class B	(3,754)	(4,123)	7	(257)
Class C	25	(6,296)	2,279	654	543
Class I	25	26,327	—	7,628	505
Class I2	4,000	42,881	(4,163)
Class P	(27,287)	(4,772)	(7,218)	(2,092)

4,075	18,878	(18,033)	2,012	(1,161)

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

(all amounts in thousands)

	Transamerica Quality Value		Transamerica Short-Term Bond		Transamerica Small Cap Value
	April 30, 2012 (unaudited)	October 31, 2011(E)	April 30, 2012 (unaudited)	October 31, 2011	April 30, 2012 (unaudited)(D)
From operations:
Net investment income	$15,801	$18,749	$46,503	$99,140	$—
Net realized gain (loss)(A)	727	(17,118)	15,300	20,987	—
Net change in unrealized appreciation (depreciation)	144,130	2,423	18,782	(66,942)	—

Net increase in net assets resulting from operations	160,658	4,054	80,585	53,185	—

Distributions to shareholders:
From net investment income:
Class A	(11)	(8)	(13,229)	(30,442)	—
Class C	(11)	(7)	(11,545)	(24,518)	—
Class I	(84)	(7)	(5,387)	(9,068)	—
Class I2	(15,247)	(16,285)	(17,910)	(37,865)	—

	(15,353)	(16,307)	(48,071)	(101,893)	—

From net realized gains:
Class A	—	—	(5,502)	(1,873)	—
Class C	—	—	(6,009)	(1,877)	—
Class I	—	—	(1,936)	(450)	—
Class I2	—	—	(6,847)	(2,237)	—

	—	—	(20,294)	(6,437)	—

Total distributions to shareholders	(15,353)	(16,307)	(68,365)	(108,330)	—

Capital share transactions:
Proceeds from shares sold:
Class A	791	1,252	148,432	359,599	250
Class C	276	1,967	91,426	268,987	250
Class I	3,196	7,832	136,572	245,690	250
Class I2	244,387	1,510,101	118,842	181,462	99,761

	248,650	1,521,152	495,272	1,055,738	100,511

Dividends and distributions reinvested:
Class A	10	7	15,653	25,781	—
Class C	9	6	13,727	18,792	—
Class I	84	7	4,520	4,400	—
Class I2	15,247	16,285	25,064	40,262	—

	15,350	16,305	58,964	89,235	—

Cost of shares redeemed:
Class A	(105)	(186)	(206,035)	(446,889)	—
Class C	(364)	(131)	(121,339)	(259,670)	—
Class I	(188)	(330)	(84,653)	(173,095)	—
Class I2	(68,212)	(185,461)	(165,712)	(278,428)	—

	(68,869)	(186,108)	(577,739)	(1,158,082)	—

Net increase (decrease) in net assets resulting from capital shares transactions
	195,131	1,351,349	(23,503)	(13,109)	100,511

Net increase (decrease) in net assets	340,436	1,339,096	(11,283)	(68,254)	100,511

Net assets:
Begining of period/year	$1,339,096	$—	$2,821,089	$2,889,343	$—

End of period/year	$1,679,532	$1,339,096	$2,809,806	$2,821,089	$100,511

Undistributed (accumulated) net investment income (loss)	$2,952	$2,504	$(3,988)	$(2,420)	—

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

(all amounts in thousands)

	Transamerica Quality Value			Transamerica Short-Term Bond		Transamerica Small Cap Value
	April 30, 2012 (unaudited)	October 31, 2011(E)		April 30, 2012 (unaudited)	October 31, 2011	April 30, 2012(D) (unaudited)
Share activity:
Shares issued:
Class A	71	115		14,408	34,402	25
Class C	25	182		8,897	25,782	25
Class I	286	791		13,487	23,932	25
Class I2	22,553	145,726		11,732	17,710	9,976

	22,935	146,814		48,524	101,826	10,051

Shares issued-reinvested from distributions:
Class A	1	1		1,527	2,470	—
Class C	1	—	(C)	1,342	1,804	—
Class I	8	1		448	429	—
Class I2	1,434	1,557		2,488	3,925	—

	1,444	1,559		5,805	8,628	—

Shares redeemed:
Class A	(10)	(17)		(20,014)	(42,838)	—
Class C	(33)	(12)		(11,810)	(24,915)	—
Class I	(18)	(31)		(8,366)	(16,874)	—
Class I2	(6,262)	(18,497)		(16,318)	(27,058)	—

	(6,323)	(18,557)		(56,508)	(111,685)	—

Net increase (decrease) in shares outstanding:
Class A	62	99		(4,079)	(5,966)	25
Class C	(7)	170		(1,571)	2,671	25
Class I	276	761		5,569	7,487	25
Class I2	17,725	128,786		(2,098)	(5,423)	9,976

	18,056	129,816		(2,179)	(1,231)	10,051

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

(all amounts in thousands)

	Transamerica Small/Mid Cap Value			Transamerica Tactical Income
	April 30, 2012 (unaudited)		October 31, 2011	April 30, 2012 (unaudited)(F)
From operations:
Net investment income (loss)	$1,034		$(2,856)	$810
Net realized gain (loss)(A)	(12,374)		193,786	(685)
Net change in unrealized appreciation (depreciation)	86,124		(151,551)	1,639

Net increase in net assets resulting from operations	74,784		39,379	1,764

Distributions to shareholders:
From net investment income:
Class A	—	(B)	—	(666)
Class B	—	(B)	—
Class C	—	(B)	—	(447)
Class I	—	(B)	—	(823)
Class I2	—		—

	—		—	(1,936)

From net realized gains:
Class A	(17,683)		—	—
Class B	(1,904)		—
Class C	(10,530)		—	—
Class I	(3,750)		—	—
Class I2	(699)		—

	(34,566)		—	—

Total distributions to shareholders	(34,566)		—	(1,936)

Capital share transactions:
Proceeds from shares sold:
Class A	43,247		144,418	69,970
Class B	798		1,532
Class C	19,838		48,478	55,653
Class I	44,378		67,684	85,494
Class I2	316		905

	108,577		263,017	211,117

Dividends and distributions reinvested:
Class A	16,432		—	582
Class B	1,625		—
Class C	8,584		—	360
Class I	2,089		—	735
Class I2	699		—

	29,429		—	1,677

Cost of shares redeemed:
Class A	(69,665)		(128,843)	(1,825)
Class B	(2,564)		(6,989)
Class C	(18,828)		(50,447)	(837)
Class I	(19,472)		(38,074)	(2,248)
Class I2	(644)		(5,604)

	(111,173)		(229,957)	(4,910)

Automatic conversions:
Class A	1,791		2,578	—
Class B	(1,791)		(2,578)

	—		—	—

Net increase in net assets resulting from capital shares transactions
	26,833		33,060	207,884

Net increase in net assets	67,051		72,439	207,712

Net assets:
Begining of period/year	$620,176		$547,737	$—

End of period/year	$687,227		$620,176	$207,712

Undistributed (accumulated) net investment income (loss)	$1,034		$—	$(1,126)

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

(all amounts in thousands)

	Transamerica Small/Mid Cap Value		Transamerica Tactical Income
	April 30, 2012 (unaudited)	October 31, 2011	April 30, 2012 (unaudited)(F)
Share activity:
Shares issued:
Class A	2,063	6,627	6,878
Class B	41	74
Class C	1,016	2,347	5,485
Class I	2,061	2,999	8,395
Class I2	15	40

	5,196	12,087	20,758

Shares issued-reinvested from distributions:
Class A	878	—	58
Class B	92	—
Class C	490	—	36
Class I	110	—	73
Class I2	36	—

	1,606	—	167

Shares redeemed:
Class A	(3,321)	(6,093)	(180)
Class B	(130)	(345)
Class C	(968)	(2,491)	(83)
Class I	(910)	(1,848)	(222)
Class I2	(30)	(256)

	(5,359)	(11,033)	(485)

Automatic conversions:
Class A	86	122	—
Class B	(91)	(128)

	(5)	(6)	—

Net increase (decrease) in shares outstanding:
Investor Class
Class A	(294)	656	6,756
Class B	(88)	(399)
Class C	538	(144)	5,438
Class I	1,261	1,151	8,246
Class I2	21	(216)

	1,438	1,048	20,440

(A)	Net realized gain (loss) includes all items listed in the Statement of Operations.
(B)	Rounds to less than $1.
(C)	Rounds to less than 1 share.
(D)	Commenced operations April 30, 2012.
(E)	Commenced operations November 15, 2010.
(F)	Includes information from inception date of October 31, 2011 through period end.

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

FINANCIAL HIGHLIGHTS

For the period or years ended:

	Transamerica Capital Growth
	Class A					Class B
For a share outstanding throughout each period	April 30, 2012 (unaudited)		October 31, 2011	October 31, 2010(A)		April 30, 2012 (unaudited)		October 31, 2011	October 31, 2010(A)
Net asset value
Beginning of period/year	$15.47		$13.78	$11.77		$14.22		$12.75	$10.95

Investment operations
Net investment loss(B)	(0.03)		(0.12)	(0.09)		(0.08)		(0.20)	(0.15)
Net realized and change in unrealized gain on investments	1.54		1.81	2.12		1.42		1.67	1.96

Total from investment operations	1.51		1.69	2.03		1.34		1.47	1.81

Distributions
Net investment income	—		—	(0.02)		—		—	(0.01)
Net realized gains on investments	(0.45)		—	—		(0.45)		—	—

Total distributions	(0.45)		—	(0.02)		(0.45)		—	(0.01)

Net asset value
End of period/year	$16.53		$15.47	$13.78		$15.11		$14.22	$12.75

Total return(C)	10.32	%(D)	12.34%	17.24	%(D)	10.02	%(D)	11.61%	16.51	%(D)

Net assets end of period/year (000’s)	$68,903		$66,058	$48,547		$6,972		$7,786	$9,916

Ratio and supplemental data
Expenses to average net assets
After reimbursement/ waiver or recapture	1.53	%(E)	1.55%	1.55	%(E)	2.20	%(E)	2.20%	2.20	%(E)
Before reimbursement/ waiver or recapture	1.50	%(E)	1.63%	1.78	%(E)	2.40	%(E)	2.45%	2.51	%(E)
Net investment loss, to average net assets	(0.44	)%(E)	(0.76)%	(0.75	)%(E)	(1.11	)%(E)	(1.41)%	(1.36	)%(E)
Portfolio turnover rate	7	%(D)	90%	57	%(D)	7	%(D)	90%	57	%(D)

	Transamerica Capital Growth
	Class C					Class I
For a share outstanding throughout each period	April 30, 2012 (unaudited)		October 31, 2011	October 31, 2010(A)		April 30, 2012 (unaudited)		October 31, 2011	October 31, 2010(G)
Net asset value
Beginning of period/year	$14.20		$12.74	$10.94		$15.66		$13.89	$11.64

Investment operations
Net investment income (loss)(B)	(0.07)		(0.20)	(0.15)		0.01		(0.06)	(0.06)
Net realized and change in unrealized gain on investments	1.41		1.66	1.96		1.56		1.83	2.33

Total from investment operations	1.34		1.46	1.81		1.57		1.77	2.27

Distributions
Net investment income	—	(J)	—	(0.01)		(0.01)		—	(0.02)
Net realized gains on investments	(0.45)		—	—		(0.45)		—	—

Total distributions	(0.45)		—	(0.01)		(0.46)		—	(0.02)

Net asset value
End of period/year	$15.09		$14.20	$12.74		$16.77		$15.66	$13.89

Total return(C)	10.03	%(D)	11.62%	16.53	%(D)	10.61	%(D)	12.81%	19.58	%(D)

Net assets end of period/year (000’s)	$17,358		$16,252	$12,814		$86,450		$11,767	$434

Ratio and supplemental data
Expenses to average net assets
After reimbursement/ waiver or recapture	2.11	%(E)	2.20%	2.20	%(E)	0.95	%(E)	1.13%	1.20	%(E)
Before reimbursement/ waiver or recapture	2.06	%(E)	2.18%	2.26	%(E)	0.95	%(E)	1.10%	1.85	%(E)
Net investment income (loss), to average net assets	(1.02	)%(E)	(1.41)%	(1.39	)%(E)	0.11	%(E)	(0.37)%	(0.51	)%(E)
Portfolio turnover rate	7	%(D)	90%	57	%(D)	7	%(D)	90%	57	%(D)

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

	Transamerica Capital Growth				Transamerica Diversified Equity
	Class I2				Class A
For a share outstanding throughout each period	April 30, 2012 (unaudited)		October 31, 2011(I)		April 30, 2012 (unaudited)		October 31, 2011	October 31, 2010(A)
Net asset value
Beginning of period/year	$10.96		$10.00		$14.63		$14.29	$12.85

Investment operations
Net investment income (loss)(B)	0.01		—	(J)	(0.01)		(0.06)	0.15
Net realized and change in unrealized gain on investments	1.08		0.96		1.40		0.56	1.31

Total from investment operations	1.09		0.96		1.39		0.50	1.46

Distributions
Net investment income	—	(J)	—		—		(0.16)	(0.02)
Net realized gains on investments	(0.45)		—		(1.99)		—	—

Total distributions	(0.45)		—		(1.99)		(0.16)	(0.02)

Net asset value
End of period/year	$11.60		$10.96		$14.03		$14.63	$14.29

Total return(C)	10.75	%(D)	9.70	%(D)	11.98	%(D)	3.44%	11.32	%(D)

Net assets end of period/year (000’s)	$606,118		$407,302		$466,036		$77,197	$83,766

Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	0.84	%(E)	1.09	%(E)	1.49	%(E)	1.52%	1.52	%(E)
Before reimbursement/waiver or recapture	0.84	%(E)	1.09	%(E)	1.29	%(E)	1.66%	1.72	%(E)
Net investment income (loss), to average net assets	0.25	%(E)	(0.48	)%(E)	(0.20	)%(E)	(0.42)%	1.14	%(E)
Portfolio turnover rate	7	%(D)	90	%(D)	26	%(D)	141%	79	%(D)

	Transamerica Diversified Equity
	Class B					Class C
For a share outstanding throughout each period	April 30, 2012 (unaudited)		October 31, 2011	October 31, 2010(A)		April 30, 2012 (unaudited)		October 31, 2011	October 31, 2010(A)
Net asset value
Beginning of period/year	$14.57		$14.22	$12.85		$14.55		$14.22	$12.85

Investment operations
Net investment income (loss)(B)	(0.06)		(0.16)	0.06		(0.06)		(0.16)	0.06
Net realized and change in unrealized gain on investments	1.39		0.55	1.32		1.38		0.55	1.32

Total from investment operations	1.33		0.39	1.38		1.32		0.39	1.38

Distributions
Net investment income	—	(J)	(0.04)	(0.01)		—	(J)	(0.06)	(0.01)
Net realized gains on investments	(1.99)		—	—		(1.99)		—	—

Total distributions	(1.99)		(0.04)	(0.01)		(1.99)		(0.06)	(0.01)

Net asset value
End of period/year	$13.91		$14.57	$14.22		$13.88		$14.55	$14.22

Total return(C)	11.59	%(D)	2.71%	10.68	%(D)	11.53	%(D)	2.72%	10.68	%(D)

Net assets end of period/year (000’s)	$25,328		$5,420	$7,375		$47,908		$13,393	$15,013

Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	2.17	%(E)	2.17%	2.17	%(E)	2.17	%(E)	2.17%	2.17	%(E)
Before reimbursement/waiver or recapture	2.03	%(E)	2.30%	2.44	%(E)	2.03	%(E)	2.25%	2.31	%(E)
Net investment income (loss), to average net assets	(0.87	)%(E)	(1.07)%	0.40	%(E)	(0.86	)%(E)	(1.07)%	0.48	%(E)
Portfolio turnover rate	26	%(D)	141%	79	%(D)	26	%(D)	141%	79	%(D)

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

Transamerica Diversified Equity
Class I	Class I2(H)
For a share outstanding throughout each period	April 30, 2012 (unaudited)	October 31, 2011	October 31, 2010(G)	April 30, 2012 (unaudited)	October 31, 2011	October 31, 2010(A)
Net asset value
Beginning of period/year	$14.74	$14.41	$12.65	$14.73	$14.38	$12.85

Investment operations
Net investment income(B)	0.03	—	(J)	0.26	0.04	0.04	0.26
Net realized and change in unrealized gain on investments	1.40	0.56	1.53	1.40	0.57	1.30

Total from investment operations	1.43	0.56	1.79	1.44	0.61	1.56

Distributions
Net investment income	—	(0.23)	(0.03)	(0.02)	(0.26)	(0.03)
Net realized gains on investments	(1.99)	—	—	(1.99)	—	—

Total distributions	(1.99)	(0.23)	(0.03)	(2.01)	(0.26)	(0.03)

Net asset value
End of period/year	$14.18	$14.74	$14.41	$14.16	$14.73	$14.38

Total return(C)	12.21	%(D)	3.82%	14.16	%(D)	12.31	%(D)	4.19%	12.12	%(D)

Net assets end of period/year (000’s)	$362,864	$1,127	$421	$650,104	$291,409	$358,714

Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	0.88	%(E)	1.17%	1.17	%(E)	0.78	%(E)	0.80%	0.81	%(E)
Before reimbursement/waiver or recapture	0.87	%(E)	1.15%	1.81	%(E)	0.78	%(E)	0.80%	0.81	%(E)
Net investment income, to average net assets	0.43	%(E)	0.01%	2.14	%(E)	0.54	%(E)	0.30%	2.02	%(E)
Portfolio turnover rate	26	%(D)	141%	79	%(D)	26	%(D)	141%	79	%(D)

	Transamerica Diversified Equity		Transamerica Emerging Markets Debt
	Class T		Class A				Class C
For a share outstanding throughout each period	April 30, 2012 (K) (unaudited)		April 30, 2012 (unaudited)		October 31, 2011(L)		April 30, 2012 (unaudited)		October 31, 2011(L)
Net asset value
Beginning of period/year	$28.70		$10.00		$10.00		$9.99		$10.00

Investment operations
Net investment income(B)	0.02		0.33		0.08		0.29		0.07
Net realized and change in unrealized gain (loss) on investments	1.19		0.61		(0.08)		0.62		(0.08)

Total from investment operations	1.21		0.94		—		0.91		(0.01)

Distributions
Net investment income	—		(0.32)		—	(J)	(0.30)		—	(J)

Total distributions	—		(0.32)		—	(J)	(0.30)		—	(J)

Net asset value
End of period/year	$29.91		$10.62		$10.00		$10.60		$9.99

Total return(C)	4.22	%(D)	9.64	%(D)	0.04	%(D)	9.30	%(D)	(0.08	)%(D)

Net assets end of period/year (000’s)	$89,794		$23,945		$2,247		$5,595		$1,025

Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	1.03	%(E)	1.24	%(E)	1.35	%(E)	1.90	%(E)	2.00	%(E)
Before reimbursement/waiver or recapture	1.03	%(E)	1.18	%(E)	1.65	%(E)	1.84	%(E)	2.29	%(E)
Net investment income, to average net assets	0.24	%(E)	6.36	%(E)	5.24	%(E)	5.63	%(E)	4.35	%(E)
Portfolio turnover rate	26	%(D)	196	%(D)	31	%(D)	196	%(D)	31	%(D)

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

	Transamerica Emerging Markets Debt								Transamerica Emerging Markets Equity
	Class I				Class I2				Class A		Class C
For a share outstanding throughout each period	April 30, 2012 (unaudited)		October 31, 2011(L)		April 30, 2012 (unaudited)		October 31, 2011(L)		April 30, 2012 (M) (unaudited)		April 30, 2012 (M) (unaudited)
Net asset value
Beginning of period/year	$10.01		$10.00		$10.01		$10.00		$10.00		$10.00

Investment operations
Net investment income(B)	0.34		0.09		0.33		0.07		—		—
Net realized and change in unrealized gain (loss) on investments	0.62		(0.08)		0.63		(0.06)		—		—

Total from investment operations	0.96		0.01		0.96		0.01		—		—

Distributions
Net investment income	(0.33)		—	(J)	(0.33)		—	(J)	—		—

Total distributions	(0.33)		—	(J)	(0.33)		—	(J)	—		—

Net asset value
End of period/year	$10.64		$10.01		$10.64		$10.01		$10.00		$10.00

Total return(C)	9.79	%(D)	0.14	%(D)	9.84	%(D)	0.14	%(D)	—	%(D)	—	%(D)

Net assets end of period/year (000’s)	$6,724		$2,064		$81,339		$95,233		$250		$250

Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	0.96	%(E)	1.00	%(E)	0.81	%(E)	1.00	%(E)	—%		—%
Before reimbursement/waiver or recapture	0.88	%(E)	1.34	%(E)	0.75	%(E)	1.23	%(E)	—%		—%
Net investment income, to average net assets	6.57	%(E)	5.46	%(E)	6.55	%(E)	4.63	%(E)	—%		—%
Portfolio turnover rate	196	%(D)	31	%(D)	196	%(D)	31	%(D)	—%		—%

Transamerica Emerging Markets Equity
	Class I		Class I2
For a share outstanding throughout each period	April 30, 2012 (M) (unaudited)		April 30, 2012 (M) (unaudited)
Net asset value
Beginning of period/year	$10.00		$10.00

Investment operations
Net investment income(B)	—		—
Net realized and change in unrealized gain on investments	—		—

Total from investment operations	—		—

Distributions
Return of capital	—		—
Net asset value
End of period/year	$10.00		$10.00

Total return(C)	—	%(D)	—	%(D)

Net assets end of period/year (000’s)	$250		$20,000

Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	—%		—%
Before reimbursement/waiver or recapture	—%		—%
Net investment income, to average net assets	—%		—%
Portfolio turnover rate	—%		—%

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

	Transamerica Flexible Income
	Class A
For a share outstanding throughout each period	April 30, 2012 (unaudited)		October 31, 2011	October 31, 2010		October 31, 2009	October 31, 2008	October 31, 2007
Net asset value
Beginning of period/year	$8.83		$8.99	$8.33		$7.22	$9.14	$9.38

Investment operations
Net investment income(B)	0.24		0.51	0.50		0.46	0.44	0.48
Net realized and change in unrealized gain (loss) on investments	0.26		(0.16)	0.70		1.08	(1.89)	(0.25)

Total from investment operations	0.50		0.35	1.20		1.54	(1.45)	0.23

Distributions
Net investment income	(0.24)		(0.51)	(0.54)		(0.43)	(0.47)	(0.47)

Total distributions	(0.24)		(0.51)	(0.54)		(0.43)	(0.47)	(0.47)

Net asset value
End of period/year	$9.09		$8.83	$8.99		$8.33	$7.22	$9.14

Total return(C)	5.72	%(D)	3.93%	14.89%		22.30%	(16.57)%	2.42%

Net assets end of period/year (000’s)	$71,736		$65,393	$55,103		$24,173	$13,360	$15,409

Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	0.94	%(E)	0.97%	1.07	%(N)	1.47%	1.39%	1.40%
Before reimbursement/waiver or recapture	1.02	%(E)	1.07%	1.15	%(N)	1.47%	1.39%	1.40%
Net investment income, to average net assets	5.34	%(E)	5.70%	5.79%		6.03%	5.12%	5.12%
Portfolio turnover rate	17	%(D)	42%	120%		169%	98%	108%

	Transamerica Flexible Income
	Class B
For a share outstanding throughout each period	April 30, 2012 (unaudited)		October 31, 2011	October 31, 2010		October 31, 2009	October 31, 2008	October 31, 2007
Net asset value
Beginning of period/year	$8.83		$9.00	$8.34		$7.23	$9.14	$9.39

Investment operations
Net investment income(B)	0.20		0.44	0.43		0.40	0.38	0.42
Net realized and change in unrealized gain (loss) on investments	0.26		(0.18)	0.71		1.09	(1.88)	(0.26)

Total from investment operations	0.46		0.26	1.14		1.49	(1.50)	0.16

Distributions
Net investment income	(0.20)		(0.43)	(0.48)		(0.38)	(0.41)	(0.41)

Total distributions	(0.20)		(0.43)	(0.48)		(0.38)	(0.41)	(0.41)

Net asset value
End of period/year	$9.09		$8.83	$9.00		$8.34	$7.23	$9.14

Total return(C)	5.27	%(D)	2.96%	14.02%		21.39%	(17.03)%	1.66%

Net assets end of period/year (000’s)	$6,514		$7,066	$10,614		$8,161	$8,628	$17,007

Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	1.83	%(E)	1.82%	1.88	%(N)	2.16%	2.05%	2.04%
Before reimbursement/waiver or recapture	1.83	%(E)	1.82%	1.88	%(N)	2.16%	2.05%	2.04%
Net investment income, to average net assets	4.45	%(E)	4.87%	4.97%		5.36%	4.42%	4.48%
Portfolio turnover rate	17	%(D)	42%	120%		169%	98%	108%

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

	Transamerica Flexible Income
	Class C
For a share outstanding throughout each period	April 30, 2012 (unaudited)		October 31, 2011	October 31, 2010		October 31, 2009	October 31, 2008	October 31, 2007
Net asset value
Beginning of period/year	$8.79		$8.96	$8.31		$7.21	$9.12	$9.36

Investment operations
Net investment income(B)	0.20		0.45	0.44		0.41	0.39	0.42
Net realized and change in unrealized gain (loss) on investments	0.26		(0.17)	0.70		1.08	(1.88)	(0.25)

Total from investment operations	0.46		0.28	1.14		1.49	(1.49)	0.17

Distributions
Net investment income	(0.21)		(0.45)	(0.49)		(0.39)	(0.42)	(0.41)

Total distributions	(0.21)		(0.45)	(0.49)		(0.39)	(0.42)	(0.41)

Net asset value
End of period/year	$9.04		$8.79	$8.96		$8.31	$7.21	$9.12

Total return(C)	5.30	%(D)	3.21%	14.15%		21.50%	(16.98)%	1.81%

Net assets end of period/year (000’s)	$60,367		$50,314	$36,264		$12,978	$5,981	$8,982

Ratio and supplemental data
Expenses to average net assets
After reimbursement/fee waiver	1.64	%(E)	1.68%	1.74	%(N)	2.06%	1.97%	2.00%
Before reimbursement/fee waiver	1.64	%(E)	1.68%	1.74	%(N)	2.06%	1.97%	2.00%
Net investment income, to average net assets	4.64	%(E)	4.98%	5.14%		5.43%	4.52%	4.51%
Portfolio turnover rate	17	%(D)	42%	120%		169%	98%	108%

	Transamerica Flexible Income
	Class I
For a share outstanding throughout each period	April 30, 2012 (unaudited)		October 31, 2011	October 31, 2010(G)
Net asset value
Beginning of period/year	$8.85		$9.02	$8.48

Investment operations
Net investment income(B)	0.25		0.53	0.50
Net realized and change in unrealized gain (loss) on investments	0.25		(0.16)	0.57

Total from investment operations	0.50		0.37	1.07

Distributions
Net investment income	(0.25)		(0.54)	(0.53)

Total distributions	(0.25)		(0.54)	(0.53)

Net asset value
End of period/year	$9.10		$8.85	$9.02

Total return(C)	5.79	%(D)	4.19%	13.10	%(D)

Net assets end of period/year (000’s)	$27,851		$19,992	$9,787

Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	0.67	%(E)	0.69%	0.76	%(E),(N)
Before reimbursement/waiver or recapture	0.67	%(E)	0.69%	0.76	%(E),(N)
Net investment income, to average net assets	5.60	%(E)	5.93%	6.25	%(E)
Portfolio turnover rate	17	%(D)	42%	120	%(D)

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

	Transamerica Flexible Income
	Class I2(H)
For a share outstanding throughout each period	April 30, 2012 (unaudited)		October 31, 2011	October 31, 2010		October 31, 2009	October 31, 2008	October 31, 2007
Net asset value
Beginning of period/year	$8.86		$9.03	$8.37		$7.25	$9.17	$9.42

Investment operations
Net investment income(B)	0.25		0.55	0.53		0.50	0.50	0.53
Net realized and change in unrealized gain (loss) on investments	0.26		(0.17)	0.71		1.10	(1.90)	(0.26)

Total from investment operations	0.51		0.38	1.24		1.60	(1.40)	0.27

Distributions
Net investment income	(0.26)		(0.55)	(0.58)		(0.48)	(0.52)	(0.52)

Total distributions	(0.26)		(0.55)	(0.58)		(0.48)	(0.52)	(0.52)

Net asset value
End of period/year	$9.11		$8.86	$9.03		$8.37	$7.25	$9.17

Total return(C)	5.85	%(D)	4.31%	15.39%		23.16%	(16.02)%	2.93%

Net assets end of period/year (000’s)	$113,281		$109,052	$146,631		$132,177	$128,108	$370,611

Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	0.57	%(E)	0.58%	0.64	%(N)	0.85%	0.77%	0.80%
Before reimbursement/waiver or recapture	0.57	%(E)	0.58%	0.64	%(N)	0.85%	0.77%	0.80%
Net investment income, to average net assets	5.71	%(E)	6.10%	6.18%		6.64%	5.67%	5.71%
Portfolio turnover rate	17	%(D)	42%	120%		169%	98%	108%

	Transamerica Growth Opportunities
	Class A
For a share outstanding throughout each period	April 30, 2012 (unaudited)		October 31, 2011	October 31, 2010		October 31, 2009	October 31, 2008	October 31, 2007
Net asset value
Beginning of period/year	$10.93		$9.82	$7.54		$6.57	$11.40	$8.36

Investment operations
Net investment loss(B)	(0.01)		(0.10)	(0.05)		(0.05)	(0.06)	(0.09)
Net realized and change in unrealized gain (loss) on investments	0.30		1.21	2.33		1.02	(4.77)	3.13

Total from investment operations	0.29		1.11	2.28		0.97	(4.83)	3.04

Distributions
Net realized gains on investments	—	(J)	—	—		—	—	—
Net realized gains on investments	(2.24)		—	—		—	—	—

Total distributions	(2.24)		—	—		—	—	—

Net asset value
End of period/year	$8.98		$10.93	$9.82		$7.54	$6.57	$11.40

Total return(C)	6.01	%(D)	11.30%	30.41%		14.76%	(42.37)%	36.20%

Net assets end of period/year (000’s)	$103,449		$103,177	$59,685		$48,788	$41,005	$64,825

Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	1.73	%(E)	1.75%	1.75%		1.75%	1.75%	1.75%
Before reimbursement/waiver or recapture	1.56	%(E)	1.64%	1.98%		2.23%	1.81%	1.77%
Net investment loss, to average net assets	(0.25	)%(E)	(0.83)%	(0.56)%		(0.68)%	(0.69)%	(1.00)%
Portfolio turnover rate	9	%(D)	125%	63%		71%	45%	85%

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

	Transamerica Growth Opportunities
	Class B
For a share outstanding throughout each period	April 30, 2012 (unaudited)		October 31, 2011	October 31, 2010	October 31, 2009	October 31, 2008	October 31, 2007
Net asset value
Beginning of period/year	$10.01		$9.05	$6.99	$6.13	$10.72	$7.92

Investment operations
Net investment loss(B)	(0.04)		(0.15)	(0.10)	(0.08)	(0.12)	(0.14)
Net realized and change in unrealized gain (loss) on investments	0.24		1.11	2.16	0.94	(4.47)	2.94

Total from investment operations	0.20		0.96	2.06	0.86	(4.59)	2.80

Distributions
Net realized gains on investments	(2.24)		—	—	—	—	—

Total distributions	(2.24)		—	—	—	—	—

Net asset value
End of period/year	$7.97		$10.01	$9.05	$6.99	$6.13	$10.72

Total return(C)	5.59	%(D)	10.61%	29.47%	14.03%	(42.82)%	35.35%

Net assets end of period/year (000’s)	$7,434		$9,636	$12,406	$14,067	$20,823	$65,123

Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	2.38	%(E)	2.40%	2.40%	2.40%	2.40%	2.40%
Before reimbursement/waiver or recapture	2.36	%(E)	2.29%	2.41%	2.71%	2.46%	2.45%
Net investment loss, to average net assets(F)	(0.88	)%(E)	(1.40)%	(1.21)%	(1.25)%	(1.39)%	(1.66)%
Portfolio turnover rate	9	%(D)	125%	63%	71%	45%	85%

	Transamerica Growth Opportunities
	Class C
For a share outstanding throughout each period	April 30, 2012 (unaudited)		October 31, 2011	October 31, 2010	October 31, 2009	October 31, 2008	October 31, 2007
Net asset value
Beginning of period/year	$10.05		$9.08	$7.01	$6.16	$10.74	$7.94

Investment operations
Net investment loss(B)	(0.03)		(0.15)	(0.10)	(0.08)	(0.11)	(0.14)
Net realized and change in unrealized gain (loss) on investments	0.23		1.12	2.17	0.93	(4.47)	2.94

Total from investment operations	0.20		0.97	2.07	0.85	(4.58)	2.80

Distributions
Net realized gains on investments	(2.24)		—	—	—	—	—

Total distributions	(2.24)		—	—	—	—	—

Net asset value
End of period/year	$8.01		$10.05	$9.08	$7.01	$6.16	$10.74

Total return(C)	5.55	%(D)	10.68%	29.53%	13.80%	(42.64)%	35.26%

Net assets end of period/year (000’s)	$13,754		$14,288	$12,781	$10,774	$10,619	$22,656

Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	2.28	%(E)	2.40%	2.40%	2.40%	2.34%	2.36%
Before reimbursement/waiver or recapture	2.27	%(E)	2.28%	2.41%	2.62%	2.34%	2.36%
Net investment loss, to average net assets(F)	(0.80	)%(E)	(1.43)%	(1.21)%	(1.31)%	(1.29)%	(1.61)%
Portfolio turnover rate	9	%(D)	125%	63%	71%	45%	85%

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

	Transamerica Growth Opportunities
	Class I
For a share outstanding throughout each period	April 30, 2012 (unaudited)		October 31, 2011	October 31, 2010(G)
Net asset value
Beginning of period/year	$11.37		$10.19	$8.04

Investment operations
Net investment income (loss)(B)	0.02		(0.02)	(0.02)
Net realized and change in unrealized gain on investments	0.32		1.24	2.17

Total from investment operations	0.34		1.22	2.15

Distributions
Net investment income	(0.02)		(0.04)	—
Net realized gains on investments	(2.24)		—	—

Total distributions	(2.26)		(0.04)	—

Net asset value
End of period/year	$9.45		$11.37	$10.19

Total return(C)	6.28	%(D)	12.01%	26.74	%(D)

Net assets end of period/year (000’s)	$107,823		$9,954	$815

Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	0.97	%(E)	1.08%	1.40	%(E)
Before reimbursement/waiver or recapture	0.97	%(E)	1.08%	1.48	%(E)
Net investment income (loss), to average net assets(F)	0.48	%(E)	(0.20)%	(0.23	)%(E)
Portfolio turnover rate	9	%(D)	125%	63	%(D)

	Transamerica Growth Opportunities
	Class I2(H)
For a share outstanding throughout each period	April 30, 2012 (unaudited)		October 31, 2011	October 31, 2010	October 31, 2009	October 31, 2008	October 31, 2007
Net asset value
Beginning of period/year	$11.43		$10.23	$7.78	$6.74	$11.59	$8.43

Investment operations
Net investment income (loss)(B)	0.03		0.01	0.03	0.01	0.01	(0.01)
Net realized and change in unrealized gain (loss) on investments	0.32		1.25	2.42	1.03	(4.86)	3.17

Total from investment operations	0.35		1.26	2.45	1.04	(4.85)	3.16

Distributions
Net investment income	(0.02)		(0.06)	—	—	—	—
Net realized gains on investments	(2.24)		—	—	—	—	—
Return of capital	—		—	—	—	—	—

Total distributions	(2.26)		(0.06)	—	—	—	—

Net asset value
End of period/year	$9.52		$11.43	$10.23	$7.78	$6.74	$11.59

Total return(C)	6.42	%(D)	12.28%	31.49%	15.43%	(41.85)%	37.49%

Net assets end of period/year (000’s)	$443,678		$113,057	$106,970	$111,402	$86,425	$206,863

Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	0.86	%(E)	0.89%	0.88%	0.91%	0.86%	0.88%
Before reimbursement/waiver or recapture	0.86	%(E)	0.89%	0.88%	0.91%	0.86%	0.88%
Net investment income (loss), to average net assets(F)	0.59	%(E)	0.09%	0.32%	0.15%	0.15%	(0.15)%
Portfolio turnover rate	9	%(D)	125%	63%	71%	45%	85%

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

	Transamerica High Yield Bond
	Class A
For a share outstanding throughout each period	April 30, 2012 (unaudited)		October 31, 2011	October 31, 2010	October 31, 2009	October 31, 2008	October 31, 2007
Net asset value
Beginning of period/year	$8.95		$9.16	$8.45	$6.31	$9.12	$9.19

Investment operations
Net investment income(B)	0.30		0.61	0.66	0.65	0.64	0.60
Net realized and change in unrealized gain (loss) on investments	0.38		(0.21)	0.73	2.14	(2.83)	(0.07)

Total from investment operations	0.68		0.40	1.39	2.79	(2.19)	0.53

Distributions
Net investment income	(0.31)		(0.61)	(0.68)	(0.66)	(0.62)	(0.60)

Total distributions	(0.31)		(0.61)	(0.68)	(0.66)	(0.62)	(0.60)

Net asset value
End of period/year	$9.32		$8.95	$9.16	$8.45	$6.31	$9.12

Total return(C)	7.73	%(D)	4.41%	17.21%	47.58%	(25.46)%	5.90%

Net assets end of period/year (000’s)	$230,473		$228,920	$193,332	$67,290	$24,506	$35,147

Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	1.09	%(E)	1.17%	1.15%	1.19%	1.16%	1.15%
Before reimbursement/waiver or recapture	1.08	%(E)	1.17%	1.15%	1.19%	1.16%	1.15%
Net investment income, to average net assets	6.68	%(E)	6.65%	7.52%	9.08%	7.65%	6.45%
Portfolio turnover rate	41	%(D)	93%	91%	58%	38%	80%

	Transamerica High Yield Bond
	Class B
For a share outstanding throughout each period	April 30, 2012 (unaudited)		October 31, 2011	October 31, 2010	October 31, 2009	October 31, 2008	October 31, 2007
Net asset value
Beginning of period/year	$8.95		$9.15	$8.44	$6.30	$9.11	$9.18

Investment operations
Net investment income(B)	0.27		0.55	0.61	0.60	0.58	0.53
Net realized and change in unrealized gain (loss) on investments	0.37		(0.21)	0.72	2.15	(2.83)	(0.06)

Total from investment operations	0.64		0.34	1.33	2.75	(2.25)	0.47

Distributions
Net investment income	(0.27)		(0.54)	(0.62)	(0.61)	(0.56)	(0.54)

Total distributions	(0.27)		(0.54)	(0.62)	(0.61)	(0.56)	(0.54)

Net asset value
End of period/year	$9.32		$8.95	$9.15	$8.44	$6.30	$9.11

Total return(C)	7.31	%(D)	3.81%	16.38%	46.69%	(26.04)%	5.19%

Net assets end of period/year (000’s)	$9,293		$9,431	$13,887	$11,898	$9,091	$21,370

Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	1.85	%(E)	1.83%	1.83%	1.91%	1.85%	1.83%
Before reimbursement/waiver or recapture	1.84	%(E)	1.84%	1.83%	1.91%	1.85%	1.83%
Net investment income, to average net assets	5.93	%(E)	5.99%	6.93%	8.56%	6.83%	5.77%
Portfolio turnover rate	41	%(D)	93%	91%	58%	38%	80%

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

	Transamerica High Yield Bond
	Class C
For a share outstanding throughout each period	April 30, 2012 (unaudited)		October 31, 2011	October 31, 2010	October 31, 2009	October 31, 2008	October 31, 2007
Net asset value
Beginning of period/year	$8.92		$9.13	$8.42	$6.30	$9.10	$9.17

Investment operations
Net investment income(B)	0.27		0.55	0.61	0.60	0.58	0.53
Net realized and change in unrealized gain (loss) on investments	0.37		(0.21)	0.73	2.14	(2.82)	(0.06)

Total from investment operations	0.64		0.34	1.34	2.74	(2.24)	0.47

Distributions
Net investment income	(0.28)		(0.55)	(0.63)	(0.62)	(0.56)	(0.54)

Total distributions	(0.28)		(0.55)	(0.63)	(0.62)	(0.56)	(0.54)

Net asset value
End of period/year	$9.28		$8.92	$9.13	$8.42	$6.30	$9.10

Total return(C)	7.29	%(D)	3.84%	16.54%	46.63%	(25.89)%	5.21%

Net assets end of period/year (000’s)	$63,378		$48,789	$41,810	$19,548	$5,429	$10,160

Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	1.75	%(E)	1.76%	1.77%	1.81%	1.80%	1.83%
Before reimbursement/waiver or recapture	1.75	%(E)	1.76%	1.77%	1.81%	1.80%	1.83%
Net investment income, to average net assets	6.05	%(E)	6.07%	6.96%	8.23%	6.93%	5.77%
Portfolio turnover rate	41	%(D)	93%	91%	58%	38%	80%

	Transamerica High Yield Bond
	Class I
For a share outstanding throughout each period	April 30, 2012 (unaudited)		October 31, 2011	October 31, 2010(G)
Net asset value
Beginning of period/year	$9.00		$9.20	$8.55

Investment operations
Net investment income(B)	0.31		0.65	0.63
Net realized and change in unrealized gain (loss) on investments	0.38		(0.21)	0.68

Total from investment operations	0.69		0.44	1.31

Distributions
Net investment income	(0.32)		(0.64)	(0.66)

Total distributions	(0.32)		(0.64)	(0.66)

Net asset value
End of period/year	$9.37		$9.00	$9.20

Total return(C)	7.86	%(D)	4.95%	15.92	%(D)

Net assets end of period/year (000’s)	$72,698		$82,736	$27,057

Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	0.77	%(E)	0.77%	0.83	%(E)
Before reimbursement/waiver or recapture	0.77	%(E)	0.78%	0.83	%(E)
Net investment income, to average net assets	6.86	%(E)	7.09%	7.71	%(E)
Portfolio turnover rate	41	%(D)	93%	91	%(D)

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

	Transamerica High Yield Bond
	Class I2(H)
For a share outstanding throughout each period	April 30, 2012 (unaudited)		October 31, 2011	October 31, 2010	October 31, 2009	October 31, 2008	October 31, 2007
Net asset value
Beginning of period/year	$9.02		$9.22	$8.50	$6.35	$9.17	$9.24
Investment operations
Net investment income(B)	0.32		0.66	0.71	0.69	0.69	0.65
Net realized and change in unrealized gain (loss) on investments	0.38		(0.21)	0.73	2.16	(2.85)	(0.07)

Total from investment operations	0.70		0.45	1.44	2.85	(2.16)	0.58

Distributions
Net investment income	(0.33)		(0.65)	(0.72)	(0.70)	(0.66)	(0.65)

Total distributions	(0.33)		(0.65)	(0.72)	(0.70)	(0.66)	(0.65)

Net asset value
End of period/year	$9.39		$9.02	$9.22	$8.50	$6.35	$9.17

Total return(C)	7.89	%(D)	5.06%	17.74%	48.39%	(25.05)%	6.39%

Net assets end of period/year (000’s)	$275,972		$388,633	$408,505	$472,936	$418,923	$331,300

Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	0.67	%(E)	0.66%	0.66%	0.67%	0.65%	0.65%
Before reimbursement/waiver or recapture	0.66	%(E)	0.66%	0.66%	0.67%	0.65%	0.65%
Net investment income, to average net assets	7.07	%(E)	7.16%	8.11%	9.96%	8.34%	6.96%
Portfolio turnover rate	41	%(D)	93%	91%	58%	38%	80%

	Transamerica International Bond
	Class A		Class C		Class I
For a share outstanding throughout each period	April 30, 2012(O) (unaudited)		April 30, 2012(O) (unaudited)		April 30, 2012(O) (unaudited)
Net asset value
Beginning of period/year	$10.29		$10.29		$10.29

Investment operations
Net investment income(B)	0.03		0.01		0.03
Net realized and change in unrealized gain on investments	0.05		0.06		0.05

Total from investment operations	0.08		0.07		0.08

Distributions
Net investment income	(0.02)		(0.02)		(0.02)

Total distributions	(0.02)		(0.02)		(0.02)

Net asset value
End of period/year	$10.35		$10.34		$10.35

Total return(C)	0.79	%(D)	0.65	%(D)	0.82	%(D)

Net assets end of period/year (000’s)	$111 $		$141		101

Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	1.05	%(E)	1.75	%(E)	0.75	%(E)
Before reimbursement/waiver or recapture	1.10	%(E)	1.80	%(E)	0.90	%(E)
Net investment income, to average net assets	1.51	%(E)	0.84	%(E)	1.80	%(E)
Portfolio turnover rate	20	%(D)	20	%(D)	20	%(D)

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

	Transamerica International Bond
	Class I2(H)
For a share outstanding throughout each period	April 30, 2012 (unaudited)		October 31, 2011	October 31, 2010	October 31, 2009	October 31, 2008	October 31, 2007
Net asset value
Beginning of period/year	$11.24		$12.08	$11.64	$10.56	$11.00	$10.51

Investment operations
Net investment income(B)	0.10		0.23	0.24	0.26	0.29	0.28
Net realized and change in unrealized gain (loss) on investments	(0.04)		(0.05)	0.71	1.59	(0.29)	0.59

Total from investment operations	0.06		0.18	0.95	1.85	—	0.87

Distributions
Net investment income	(0.87)		(0.93)	(0.39)	(0.68)	(0.44)	(0.38)
Net realized gains on investments	(0.08)		(0.09)	(0.12)	(0.09)	—	—

Total distributions	(0.95)		(1.02)	(0.51)	(0.77)	(0.44)	(0.38)

Net asset value
End of period/year	$10.35		$11.24	$12.08	$11.64	$10.56	$11.00

Total return(C)	0.76	%(D)	2.20%	8.54%	17.90%	(0.14)%	8.55%

Net assets end of period/year (000’s)	$224,429		$475,292	$447,141	$732,964	$699,078	$761,827

Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	0.66	%(E)	0.63%	0.61%	0.60%	0.61%	0.61%
Before reimbursement/waiver or recapture	0.67	%(E)	0.63%	0.61%	0.60%	0.61%	0.61%
Net investment income, to average net assets	1.84	%(E)	2.09%	2.16%	2.38%	2.55%	2.68%
Portfolio turnover rate	20	%(D)	98%	61%	53%	74%	86%

	Transamerica International Equity
	Class A				Class C
For a share outstanding throughout each period	April 30, 2012 (unaudited)		October 31, 2011(P)		April 30, 2012 (unaudited)		October 31, 2011(P)
Net asset value
Beginning of period/year	$13.47		$15.03		$13.40		$15.03

Investment operations
Net investment income(B)	0.16		0.15		0.15		0.16
Net realized and change in unrealized gain (loss) on investments	0.72		(1.71)		0.70		(1.79)

Total from investment operations	0.88		(1.56)		0.85		(1.63)

Distributions
Net investment income	(0.33)		—		(0.30)		—

Total distributions	(0.33)		—		(0.30)		—

Net asset value
End of period/year	$14.02		$13.47		$13.95		$13.40

Total return(C)	6.90	%(D)	(10.38	)%(D)	6.67	%(D)	(10.84	)%(D)

Net assets end of period/year (000’s)	$795		$490		$506		$113

Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	1.44	%(E)	1.50	%(E)	2.05	%(E)	2.14	%(E)
Before reimbursement/waiver or recapture	1.43	%(E)	1.52	%(E)	2.05	%(E)	2.14	%(E)
Net investment income, to average net assets	2.42	%(E)	1.56	%(E)(F)	2.18	%(E)	1.64	%(E)(F)
Portfolio turnover rate	9	% (D)	16	%(D)	9	% (D)	16	%(D)

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

	Transamerica International Equity
	Class I(Q)
For a share outstanding throughout each period	April 30, 2012 (unaudited)		October 31, 2011		October 31, 2010	October 31, 2009	October 31, 2008	October 31, 2007
Net asset value
Beginning of period/year	$13.50		$13.97		$12.55	$9.94	$21.16	$19.08

Investment operations
Net investment income(B)	0.17		0.40		0.22	0.19	0.26	0.28
Net realized and change in unrealized gain (loss) on investments	0.75		(0.68)		1.36	2.61	(8.99)	4.37

Total from investment operations	0.92		(0.28)		1.58	2.80	(8.73)	4.65

Distributions
Net investment income	(0.36)		(0.19)		(0.16)	(0.19)	(0.20)	(0.09)
Net realized gains on investments	—		—		—	—	(2.29)	(2.48)

Total distributions	(0.36)		(0.19)		(0.16)	(0.19)	(2.49)	(2.57)

Net asset value
End of period/year	$14.06		$13.50		$13.97	$12.55	$9.94	$21.16

Total return(C)	7.08	%(D)	(2.05)%		12.73%	28.58%	(46.36)%	26.86%

Net assets end of period/year (000’s)	$82,207		$78,738		$75,271	$64,600	$51,529	$91,838

Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	1.07	%(E)	1.16%		1.43%	1.67%	1.52%	1.55%
Before reimbursement/waiver or recapture	1.07	%(E)	1.16%		1.43%	1.67%	1.53%	1.55%
Net investment income, to average net assets	2.47	%(E)	2.79	%(F)	1.76%	1.87%	1.67%	147	%(F)
Portfolio turnover rate	9	%(D)	16%		43%	42%	40%	41%

	Transamerica International Equity				Transamerica Large Cap Growth
	Class I2				Class A		Class C		Class I		Class I2
For a share outstanding throughout each period	April 30, 2012 (unaudited)		October 31, 2011(P)		April 30, 2012(M) (unaudited)		April 30, 2012(M) (unaudited)		April 30, 2012(M) (unaudited)		April 30, 2012(M) (unaudited)
Net asset value
Beginning of period/year	$13.51		$15.03		$10.00		$10.00		$10.00		$10.00

Investment operations
Net investment income(B)	0.22		0.29		—		—		—		—
Net realized and change in unrealized gain (loss) on investments	0.69		(1.81)		—		—		—		—

Total from investment operations	0.91		(1.52)		—		—		—		—

Distributions
Net investment income	(0.36)		—		—		—		—		—

Total distributions	(0.36)		—		—		—		—		—

Net asset value
End of period/year	$14.06		$13.51		$10.00		$10.00		$10.00		$10.00

Total return(C)	7.15	%(D)	(10.11	)%(D)	—	%(D)	—	%(D)	—	%(D)	—	%(D)

Net assets end of period/year (000’s)	$105,611		$46,313		$250		$250		$250		$40,000

Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	0.96	%(E)	1.02	%(E)	—%		—%		—%		—%
Before reimbursement/waiver or recapture	0.96	%(E)	1.02	%(E)	—%		—%		—%		—%
Net investment income, to average net assets	3.30	%(E)	3.07	%(E)(F)	—%		—%		—%		—%
Portfolio turnover rate	9	%(D)	16	%(D)	—%		—%		—%		—%

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

Transamerica Money Market
Class A
For a share outstanding throughout each period	April 30, 2012 (unaudited)	October 31, 2011	October 31, 2010	October 31, 2009	October 31, 2008	October 31, 2007
Net asset value
Beginning of period/year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Investment operations
Net investment income(B)	—	(J)	—	(J)	—	(J)	—	(J)	0.02	0.05
Net realized and change in unrealized gain on investments	—	—	—	(J)	—	(J)	—	(J)	—

Total from investment operations	—	(J)	—	(J)	—	(J)	—	(J)	0.02	0.05

Net Equalization credits and charges	—	—	—	(J)	—
Distributions
Net investment income	—	(J)	—	(J)	—	(J)	—	(J)	(0.02)	(0.05)
Net realized gains on investments	—	—	—	—	—	—	(J)

Total distributions	—	(J)	—	(J)	—	(J)	—	(J)	(0.02)	(0.05)

Net asset value
End of period/year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return(C)	—	%(D),(R)	—	%(R)	0.01%	0.21%	2.52%	4.61%

Net assets end of period/year (000’s)	$99,497	$112,490	$119,744	$146,598	$142,456	$95,766

Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	0.27	%(E)(S)	0.20	%(S)	0.22	%(S)	0.60	%(S)	0.83%	0.83%
Before reimbursement/waiver or recapture	1.22	%(E)	1.26%	1.19%	1.11%	1.08%	1.20%
Net investment income, to average net assets	—	%(E),(R)	—	%(R)	—	%(R)	0.20%	2.40%	4.54%

Transamerica Money Market
Class B
For a share outstanding throughout each period	April 30, 2012 (unaudited)	October 31, 2011	October 31, 2010	October 31, 2009	October 31, 2008	October 31, 2007
Net asset value
Beginning of period/year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Investment operations
Net investment income(B)	—	(J)	—	(J)	—	(J)	—	(J)	0.02	0.04
Net realized and change in unrealized gain on investments	—	—	—	(J)	—	(J)	—	(J)	—

Total from investment operations	—	(J)	—	(J)	—	(J)	—	(J)	0.02	0.04

Net Equalization credits and charges	—	—	—	(J)	—
Distributions
Net investment income	—	(J)	—	(J)	—	(J)	—	(J)	(0.02)	(0.04)
Net realized gains on investments	—	—	—	—	—	—	(J)

Total distributions	—	(J)	—	(J)	—	(J)	—	(J)	(0.02)	(0.04)

Net asset value
End of period/year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return(C)	—	%(D),(R)	—	%(R)	0.01%	0.08%	1.83%	3.92%

Net assets end of period/year (000’s)	$11,564	$15,318	$19,442	$35,612	$40,110	$23,324

Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	0.27	%(E) (S)	0.20	%(S)	0.21	%(S)	0.73	%(S)	1.48%	1.48%
Before reimbursement/waiver or recapture	1.88	%(E)	1.89%	1.81%	1.75%	1.75%	1.83%
Net investment income, to average net assets	—	%(E),(R)	—	%(R)	—	%(R)	0.08%	1.75%	3.87%

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

Transamerica Money Market
Class C
For a share outstanding throughout each period	April 30, 2012 (unaudited)	October 31, 2011	October 31, 2010	October 31, 2009	October 31, 2008	October 31, 2007
Net asset value
Beginning of period/year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Investment operations
Net investment income(B)	—	(J)	—	(J)	—	(J)	—	(J)	0.02	0.04
Net realized and change in unrealized gain on investments	—	—	—	(J)	—	(J)	—	(J)	—

Total from investment operations	—	(J)	—	(J)	—	(J)	—	(J)	0.02	0.04

Net Equalization credits and charges	—	—	—	(J)	—
Distributions
Net investment income	—	(J)	—	(J)	—	(J)	—	(J)	(0.02)	(0.04)
Net realized gains on investments	—	—	—	—	—	—	(J)

Total distributions	—	(J)	—	(J)	—	(J)	—	(J)	(0.02)	(0.04)

Net asset value
End of period/year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return(C)	—	%(D),(R)	—	%(R)	0.01%	0.07%	1.86%	3.92%

Net assets end of period/year (000’s)	$29,782	$36,078	$33,800	$46,177	$59,991	$19,638

Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	0.26	%(E)(S)	0.20	%(S)	0.22	%(S)	0.76	%(S)	1.48%	1.48%
Before reimbursement/waiver or recapture	1.68	%(E)	1.73%	1.66%	1.64%	1.67%	1.73%
Net investment income, to average net assets	—	%(E),(R)	—	%(R)	—	%(R)	0.07%	1.65%	3.88%

	Transamerica Money Market
	Class I
For a share outstanding throughout each period	April 30, 2012 (unaudited)		October 31, 2011		October 31, 2010(G)
Net asset value
Beginning of period/year	$1.00		$1.00		$1.00

Investment operations
Net investment income(B)	—	(J)	—	(J)	—	(J)
Net realized and change in unrealized gain on investments	—		—		—	(J)

Total from investment operations	—	(J)	—	(J)	—	(J)

Net Equalization credits and charges	—		—		—	(J)
Distributions
Net investment income	—	(J)	—	(J)	—	(J)

Total distributions	—	(J)	—	(J)	—	(J)

Net asset value
End of period/year	$1.00		$1.00		$1.00

Total return(C)	0.01	%(D)	0.01%		0.01	%(D)

Net assets end of period/year (000’s)	$26,382		$55		$55

Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	0.24	%(E)(S)	0.19	%(S)	0.22	%(E)(S)
Before reimbursement/waiver or recapture	0.66	%(E)	3.60%		3.16	%(E)
Net investment income, to average net assets	0.01	%(E)	0.02%		0.01	%(E)

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

Transamerica Money Market
For a share outstanding throughout each period	Class I2(H)
April 30, 2012	October 31,	October 31,	October 31,	October 31,	October 31,
(unaudited)	2011	2010	2009	2008	2007
Net asset value
Beginning of period/year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Investment operations
Net investment income(B)	—	(J)	—	(J)	—	(J)	—	(J)	0.03	0.05
Net realized and change in unrealized gain on investments	—	—	—	(J)	—	(J)	—	(J)	—

Total from investment operations	—	(J)	—	(J)	—	(J)	—	(J)	0.03	0.05

Net Equalization credits and charges	—	—	—	(J)	—	—	—
Distributions
Net investment income	—	(J)	—	(J)	—	(J)	—	(J)	(0.03)	(0.05)
Net realized gains on investments	—	—	—	—	—	—	(J)

Total distributions	—	(J)	—	(J)	—	(J)	—	(J)	(0.03)	(0.05)

Net asset value
End of period/year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return(C)	0.02	%(D)	0.01%	0.01%	0.35%	2.84%	4.98%

Net assets end of period/year (000’s)	$60,492	$17,612	$21,773	$34,119	$29,327	$34,673

Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	0.22	%(E)(S)	0.19	%(S)	0.21	%(S)	0.45	%(S)	0.48%	0.48%
Before reimbursement/waiver or recapture	0.54	%(E)	0.55%	0.50%	0.53%	0.49%	0.52%
Net investment income, to average net assets	0.05	%(E)	0.02%	0.01%	0.36%	2.89%	4.88%

Transamerica Multi-Managed Balanced
For a share outstanding throughout each period	Class A
April 30, 2012	October 31,	October 31,	October 31,	October 31,	October 31,
(unaudited)	2011	2010	2009	2008	2007
Net asset value
Beginning of period/year	$23.34	$21.40	$17.85	$16.44	$25.70	$22.05

Investment operations
Net investment income(B)	0.13	0.25	0.52	0.28	0.28	0.17
Net realized and change in unrealized gain (loss) on investments	1.51	1.94	3.55	2.47	(8.64)	3.62

Total from investment operations	1.64	2.19	4.07	2.75	(8.36)	3.79

Distributions
Net investment income	(0.16)	(0.25)	(0.52)	(0.31)	(0.24)	(0.14)
Net realized gains on investments	(3.08)	—	—	(1.03)	(0.66)	—

Total distributions	(3.24)	(0.25)	(0.52)	(1.34)	(0.90)	(0.14)

Net asset value
End of period/year	$21.74	$23.34	$21.40	$17.85	$16.44	$25.70

Total return(C)	8.47	%(D)	10.26%	23.08%	18.43%	(33.55)%	17.28%

Net assets end of period/year (000’s)	$120,253	$107,146	$95,258	$60,279	$49,917	$61,565

Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	1.53	%(E)	1.46%	1.56	%(U)	1.73	%(U)	1.52%	1.56%
Before reimbursement/waiver or recapture	1.46	%(E)	1.49%	1.56	%(U)	1.73	%(U)	1.52%	1.56%
Net investment income, to average net assets	1.24	%(E)	1.09%	2.67%	1.72%	1.27%	0.73%
Portfolio turnover rate	59	%(D)	263%	99%	100%	52%	52%

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period	Transamerica Multi-Managed Balanced
	Class B
	April 30, 2012 (unaudited)		October 31, 2011	October 31, 2010		October 31, 2009		October 31, 2008	October 31, 2007
Net asset value
Beginning of period/year	$23.23		$21.34	$17.79		$16.37		$25.58	$21.98

Investment operations
Net investment income(B)	0.04		0.06	0.33		0.16		0.13	0.04
Net realized and change in unrealized gain (loss) on investments	1.50		1.92	3.58		2.45		(8.58)	3.60

Total from investment operations	1.54		1.98	3.91		2.61		(8.45)	3.64

Distributions
Net investment income	(0.09)		(0.09)	(0.36)		(0.17)		(0.10)	(0.04)
Net realized gains on investments	(3.08)		—	—		(1.03)		(0.66)	—

Total distributions	(3.17)		(0.09)	(0.36)		(1.20)		(0.76)	(0.04)

Net asset value
End of period/year	$21.60		$23.23	$21.34		$17.79		$16.37	$25.58

Total return(C)	7.98	%(D)	9.33%	22.15%		17.50%		(33.95)%	16.57%

Net assets end of period/year (000’s)	$9,441		$9,996	$14,658		$17,787		$32,469	$96,573

Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	2.42	%(E)	2.29%	2.34	%(U)	2.46	%(U)	2.15%	2.14%
Before reimbursement/waiver or recapture	2.35	%(E)	2.32%	2.34	%(U)	2.46	%(U)	2.15%	2.14%
Net investment income, to average net assets	0.36	%(E)	0.25%	1.73%		1.02%		0.59%	0.15%
Portfolio turnover rate	59	%(D)	263%	99%		100%		52%	52%

For a share outstanding throughout each period	Transamerica Multi-Managed Balanced
	Class C
	April 30, 2012 (unaudited)		October 31, 2011	October 31, 2010		October 31, 2009		October 31, 2008	October 31, 2007
Net asset value
Beginning of period/year	$23.09		$21.20	$17.69		$16.30		$25.50	$21.91

Investment operations
Net investment income(B)	0.07		0.13	0.40		0.18		0.15	0.04
Net realized and change in unrealized gain (loss) on investments	1.49		1.91	3.53		2.46		(8.56)	3.59

Total from investment operations	1.56		2.04	3.93		2.64		(8.41)	3.63

Distributions
Net investment income	(0.12)		(0.15)	(0.42)		(0.22)		(0.13)	(0.04)
Net realized gains on investments	(3.08)		—	—		(1.03)		(0.66)	—

Total distributions	(3.20)		(0.15)	(0.42)		(1.25)		(0.79)	(0.04)

Net asset value
End of period/year	$21.45		$23.09	$21.20		$17.69		$16.30	$25.50

Total return(C)	8.15	%(D)	9.63%	22.43%		17.80%		(33.92)%	16.61%

Net assets end of period/year (000’s)	$50,153		$38,868	$24,194		$16,933		$17,719	$32,569

Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	2.07	%(E)	2.03%	2.11	%(U)	2.27	%(U)	2.08%	2.11%
Before reimbursement/waiver or recapture	1.99	%(E)	2.05%	2.11	%(U)	2.27	%(U)	2.08%	2.11%
Net investment income, to average net assets	0.69	%(E)	0.55%	2.09%		1.15%		0.69%	0.18%
Portfolio turnover rate	59	%(D)	263%	99%		100%		52%	52%

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period	Transamerica Multi-Managed Balanced					Transamerica Quality Value
	Class I					Class A
	April 30, 2012 (unaudited)		October 31, 2011	October 31, 2010(G)		April 30, 2012 (unaudited)		October 31, 2011(V)
Net asset value
Beginning of period/year	$23.40		$21.46	$18.49		$10.30		$10.00

Investment operations
Net investment income(B)	0.18		0.38	0.57		0.09		0.11
Net realized and change in unrealized gain on investments	1.52		1.91	2.98		1.04		0.28

Total from investment operations	1.70		2.29	3.55		1.13		0.39

Distributions
Net investment income	(0.21)		(0.35)	(0.58)		(0.09)		(0.09)
Net realized gains on investments	(3.08)		—	—		—		—

Total distributions	(3.29)		(0.35)	(0.58)		(0.09)		(0.09)

Net asset value
End of period/year	$21.81		$23.40	$21.46		$11.34		$10.30

Total return(C)	8.72	%(D)	10.70%	19.52	%(D)	11.05	%(D)	3.94	%(D)

Net assets end of period/year (000’s)	$177,653		$12,086	$265		$1,829		$1,021

Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	1.04	%(E)	1.00%	1.46	%(E),(U)	1.19	%(E)	1.32	%(E)
Before reimbursement/waiver or recapture	0.96	%(E)	1.01%	2.01	%(E),(U)	1.19	%(E)	1.32	%(E)
Net investment income, to average net assets	1.66	%(E)	1.61%	3.15	%(E)	1.60	%(E)	1.09	%(E)
Portfolio turnover rate	59	%(D)	263%	99	%(D)	16	%(D)	35	%(D)

For a share outstanding throughout each period	Transamerica Quality Value
	Class C				Class I				Class I2(H)
	April 30, 2012 (unaudited)		October 31, 2011(V)		April 30, 2012 (unaudited)		October 31, 2011(V)		April 30, 2012 (unaudited)		October 31, 2011(V)
Net asset value
Beginning of period/year	$10.29		$10.00		$10.31		$10.00		$10.32		$10.00

Investment operations
Net investment income(B)	0.05		0.06		0.10		0.13		0.11		0.16
Net realized and change in unrealized gain on investments	1.04		0.28		1.05		0.30		1.04		0.30

Total from investment operations	1.09		0.34		1.15		0.43		1.15		0.46

Distributions
Net investment income	(0.07)		(0.05)		(0.11)		(0.12)		(0.11)		(0.14)

Total distributions	(0.07)		(0.05)		(0.11)		(0.12)		(0.11)		(0.14)

Net asset value
End of period/year	$11.31		$10.29		$11.35		$10.31		$11.36		$10.32

Total return(C)	10.60	%(D)	3.38	%(D)	11.19	%(D)	4.31	%(D)	11.23	%(D)	4.60	%(D)

Net assets end of period/year (000’s)	$1,847		$1,752		$11,780		$7,855		$1,664,076		$1,328,468

Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	1.88	%(E)	1.91	%(E)	0.85	%(E)	0.95	%(E)	0.74	%(E)	0.76	%(E)
Before reimbursement/waiver or recapture	1.88	%(E)	1.91	%(E)	0.85	%(E)	0.95	%(E)	0.74	%(E)	0.76	%(E)
Net investment income, to average net assets	0.97	%(E)	0.49	%(E)	1.94	%(E)	1.38	%(E)	2.10	%(E)	1.61	%(E)
Portfolio turnover rate	16	%(D)	35	%(D)	16	%(D)	35	%(D)	16	%(D)	35	%(D)

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period	Transamerica Short-Term Bond
	Class A
	April 30, 2012 (unaudited)		October 31, 2011	October 31, 2010	October 31, 2009	October 31, 2008(T)
Net asset value
Beginning of period/year	$10.33		$10.53	$10.26	$9.44	$10.00

Investment operations
Net investment income(B)	0.17		0.37	0.43	0.51	0.38
Net realized and change in unrealized gain (loss) on investments	0.12		(0.16)	0.29	0.78	(0.54)

Total from investment operations	0.29		0.21	0.72	1.29	(0.16)

Distributions
Net investment income	(0.18)		(0.39)	(0.45)	(0.47)	(0.40)
Net realized gains on investments	(0.07)		(0.02)	—	—	—

Total distributions	(0.25)		(0.41)	(0.45)	(0.47)	(0.40)

Net asset value
End of period/year	$10.37		$10.33	$10.53	$10.26	$9.44

Total return(C)	2.90	%(D)	2.01%	7.15%	13.40%	(1.70	)%(D)

Net assets end of period/year (000’s)	$740,062		$779,041	$856,959	$289,879	$5,663

Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	0 .82	%(E)	0 .82%	0 .83%	0 .91%	1.11	%(E)
Before reimbursement/waiver or recapture	0 .91	%(E)	0 .92%	0 .97%	1 .09%	1.11	%(E)
Net investment income, to average net assets	3 .42	%(E)	3 .58%	4 .16%	5 .14%	3.92	%(E)
Portfolio turnover rate	37	%(D)	51%	54%	77%	67	%(D)

For a share outstanding throughout each period	Transamerica Short-Term Bond
	Class C
	April 30, 2012 (unaudited)		October 31, 2011	October 31, 2010	October 31, 2009	October 31, 2008(T)
Net asset value
Beginning of period/year	$10.31		$10.51	$10.24	$9.42	$10.00

Investment operations
Net investment income(B)	0.14		0.29	0.36	0.43	0.32
Net realized and change in unrealized gain (loss) on investments	0.11		(0.17)	0.28	0.80	(0.55)

Total from investment operations	0.25		0.12	0.64	1.23	(0.23)

Distributions
Net investment income	(0.14)		(0.30)	(0.37)	(0.41)	(0.35)
Net realized gains on investments	(0.07)		(0.02)	—	—	—

Total distributions	(0.21)		(0.32)	(0.37)	(0.41)	(0.35)

Net asset value
End of period/year	$10.35		$10.31	$10.51	$10.24	$9.42

Total return(C)	2.51	%(D)	1.23%	6.32%	12.74%	(2.43	)%(D)

Net assets end of period/year (000’s)	$833,814		$846,464	$834,859	$317,130	$7,263

Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	1 .59	%(E)	1 .59%	1 .59%	1 .65%	1.76	%(E)
Before reimbursement/waiver or recapture	1 .59	%(E)	1 .59%	1 .63%	1 .74%	1.76	%(E)
Net investment income, to average net assets	2 .66	%(E)	2 .81%	3 .40%	4 .38%	3.28	%(E)
Portfolio turnover rate	37	%(D)	51%	54%	77%	67	%(D)

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period	Transamerica Short-Term Bond
	Class I
	April 30, 2012 (unaudited)		October 31, 2011	October 31, 2010(G)
Net asset value
Beginning of period/year	$10.15		$10.35	$10.14

Investment operations
Net investment income(B)	0.18		0.38	0.39
Net realized and change in unrealized gain (loss) on investments	0.12		(0.16)	0.24

Total from investment operations	0.30		0.22	0.63

Distributions
Net investment income	(0.19)		(0.40)	(0.42)
Net realized gains on investments	(0.07)		(0.02)	—

Total distributions	(0.26)		(0.42)	(0.42)

Net asset value
End of period/year	$10.19		$10.15	$10.35

Total return(C)	3.02	%(D)	2.16%	6.34	%(D)

Net assets end of period/year (000’s)	$328,527		$270,667	$198,461

Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	0.63	%(E)	0.64%	0.65	%(E)
Before reimbursement/waiver or recapture	0.63	%(E)	0.64%	0.67	%(E)
Net investment income, to average net assets	3.61	%(E)	3.75%	4.17	%(E)
Portfolio turnover rate	37	%(D)	51%	54	%(D)

For a share outstanding throughout each period	Transamerica Short-Term Bond
	Class I2(H)
	April 30, 2012 (unaudited)		October 31, 2011	October 31, 2010	October 31, 2009	October 31, 2008	October 31, 2007
Net asset value
Beginning of period/year	$10.14		$10.34	$10.08	$9.28	$9.82	$9.84

Investment operations
Net investment income(B)	0.19		0.40	0.46	0.50	0.43	0.47
Net realized and change in unrealized gain (loss) on investments	0.12		(0.17)	0.27	0.80	(0.54)	(0.04)

Total from investment operations	0.31		0.23	0.73	1.30	(0.11)	0.43

Distributions
Net investment income	(0.19)		(0.41)	(0.47)	(0.50)	(0.43)	(0.45)
Net realized gains on investments	(0.07)		(0.02)	—	—	—	—

Total distributions	(0.26)		(0.43)	(0.47)	(0.50)	(0.43)	(0.45)

Net asset value
End of period/year	$10.19		$10.14	$10.34	$10.08	$9.28	$9.82

Total return(C)	3.17	%(D)	2.28%	7.37%	14.44%	(1.22)%	4.45%

Net assets end of period/year (000’s)	$907,403		$924,917	$999,064	$710,660	$492,333	$563,889

Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	0.53	%(E)	0.53%	0.53%	0.63%	0.68%	0.67%
Before reimbursement/waiver or recapture	0.53	%(E)	0.53%	0.58%	0.69%	0.68%	0.67%
Net investment income, to average net assets	3.72	%(E)	3.87%	4.52%	5.14%	4.38%	4.81%
Portfolio turnover rate	37	%(D)	51%	54%	77%	67%	117%

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period	Transamerica Small Cap Value
	Class A		Class C		Class I		Class I2
	April 30, 2012(M) (unaudited)		April 30, 2012(M) (unaudited)		April 30, 2012(M) (unaudited)		April 30, 2012(M) (unaudited)
Net asset value
Beginning of period/year	$10.00		$10.00		$10.00		$10.00

Investment operations
Net investment income(B)	—		—		—		—
Net realized and change in unrealized gain on investments	—		—		—		—

Total from investment operations	—		—		—		—

Distributions
Return of capital	—		—		—		—
Net asset value
End of period/year	$10.00		$10.00		$10.00		$10.00

Total return(C)	—	%(D)	—	%(D)	—	%(D)	—	%(D)

Net assets end of period/year (000’s)	$250		$250		$250		$99,761

Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	—%		—%		—%		—%
Before reimbursement/waiver or recapture	—%		—%		—%		—%
Net investment income, to average net assets	—%		—%		—%		—%

For a share outstanding throughout each period	Transamerica Small/Mid Cap Value
	Class A
	April 30, 2012 (unaudited)		October 31, 2011	October 31, 2010	October 31, 2009		October 31, 2008	October 31, 2007
Net asset value
Beginning of period/year	$20.65		$18.89	$14.72	$12.70		$23.78	$17.78

Investment operations
Net investment income (loss)(B)	0.05		(0.06)	(0.02)	—	(J)	0.21	0.14
Net realized and change in unrealized gain (loss) on investments	2.32		1.82	4.19	2.33		(8.64)	6.30

Total from investment operations	2.37		1.76	4.17	2.33		(8.43)	6.44

Distributions
Net investment income	—	(J)	—	—	(0.31)		(0.16)	(0.13)
Net realized gains on investments	(1.14)		—	—	—		(2.49)	(0.31)

Total distributions	(1.14)		—	—	(0.31)		(2.65)	(0.44)

Net asset value
End of period/year	$21.88		$20.65	$18.89	$14.72		$12.70	$23.78

Total return(C)	12.39	%(D)	9.32%	28.33%	19.12%		(39.47)%	36.99%

Net assets end of period/year (000’s)	$335,959		$323,147	$283,240	$201,569		$199,210	$96,667

Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	1.41	%(E)	1.43%	1.47%	1.59%		1.41%	1.41%
Before reimbursement/waiver or recapture	1.41	%(E)	1.43%	1.47%	1.59%		1.41%	1.41%
Net investment income (loss), to average net assets	0.47	%(E)	(0.27)%	(0.12)%	—	%(R)	1.18%	0.71%
Portfolio turnover rate	38	%(D)	174%	57%	101%		48%	22%

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period	Transamerica Small/Mid Cap Value
	Class B
	April 30, 2012 (unaudited)		October 31, 2011	October 31, 2010	October 31, 2009	October 31, 2008	October 31, 2007
Net asset value
Beginning of period/year	$19.60		$18.05	$14.16	$12.19	$22.89	$17.12

Investment operations
Net investment income (loss)(B)	(0.02)		(0.20)	(0.12)	(0.08)	0.06	0.02
Net realized and change in unrealized gain (loss) on investments	2.20		1.75	4.01	2.26	(8.27)	6.06

Total from investment operations	2.18		1.55	3.89	2.18	(8.21)	6.08

Distributions
Net investment income	—	(J)	—	—	(0.21)	—	—
Net realized gains on investments	(1.14)		—	—	—	(2.49)	(0.31)

Total distributions	(1.14)		—	—	(0.21)	(2.49)	(0.31)

Net asset value
End of period/year	$20.64		$19.60	$18.05	$14.16	$12.19	$22.89

Total return(C)	12.07	%(D)	8.59%	27.47%	18.37%	(39.85)%	36.09%

Net assets end of period/year (000’s)	$33,792		$33,830	$38,355	$34,573	$31,716	$53,285

Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	2.08	%(E)	2.09%	2.12%	2.24%	2.07%	2.07%
Before reimbursement/waiver or recapture	2.08	%(E)	2.09%	2.12%	2.24%	2.07%	2.07%
Net investment income (loss), to average net assets	(0.19	)%(E)	(0.95)%	(0.74)%	(0.66)%	0.34%	0.12%
Portfolio turnover rate	38	%(D)	174%	57%	101%	48%	22%

For a share outstanding throughout each period	Transamerica Small/Mid Cap Value
	Class C
	April 30, 2012 (unaudited)		October 31, 2011	October 31, 2010	October 31, 2009	October 31, 2008	October 31, 2007
Net asset value
Beginning of period/year	$19.40		$17.86	$14.00	$12.10	$22.81	$17.09

Investment operations
Net investment income (loss)(B)	(0.01)		(0.18)	(0.12)	(0.08)	0.09	0.02
Net realized and change in unrealized gain (loss) on investments	2.16		1.72	3.98	2.23	(8.24)	6.05

Total from investment operations	2.15		1.54	3.86	2.15	(8.15)	6.07

Distributions
Net investment income	—	(J)	—	—	(0.25)	(0.07)	(0.04)
Net realized gains on investments	(1.14)		—	—	—	(2.49)	(0.31)

Total distributions	(1.14)		—	—	(0.25)	(2.56)	(0.35)

Net asset value
End of period/year	$20.41		$19.40	$17.86	$14.00	$12.10	$22.81

Total return(C)	12.04	%(D)	8.62%	27.57%	18.42%	(39.84)%	36.16%

Net assets end of period/year (000’s)	$202,235		$181,765	$169,903	$115,960	$95,729	$63,856

Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	2.03	%(E)	2.05%	2.07%	2.20%	2.04%	2.04%
Before reimbursement/waiver or recapture	2.03	%(E)	2.05%	2.07%	2.20%	2.04%	2.04%
Net investment income (loss), to average net assets	(0.15	)%(E)	(0.89)%	(0.73)%	(0.63)%	0.52%	0.10%
Portfolio turnover rate	38	%(D)	174%	57%	101%	48%	22%

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period	Transamerica Small/Mid Cap Value
	Class I
	April 30, 2012 (unaudited)		October 31, 2011	October 31, 2010(G)
Net asset value
Beginning of period/year	$21.03		$19.15	$15.44

Investment operations
Net investment income (loss)(B)	0.10		0.05	(0.02)
Net realized and change in unrealized gain on investments	2.36		1.83	3.73

Total from investment operations	2.46		1.88	3.71

Distributions
Net Investment Income	—	(J)	—	—
Net realized gains on investments	(1.14)		—	—

Total distributions	(1.14)		—	—

Net asset value
End of period/year	$22.35		$21.03	$19.15

Total return(C)	12.60	%(D)	9.82%	24.03	%(D)

Net assets end of period/year (000’s)	$101,004		$68,499	$40,346

Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	0.97	%(E)	1.00%	1.04	%(E)
Before reimbursement/waiver or recapture	0.97	%(E)	1.00%	1.04	%(E)
Net investment income (loss), to average net assets	0.90	%(E)	0.24%	(0.11	)%(E)
Portfolio turnover rate	38	%(D)	174%	57	%(D)

For a share outstanding throughout each period	Transamerica Small/Mid Cap Value
	Class I2(H)
	April 30, 2012 (unaudited)		October 31, 2011	October 31, 2010	October 31, 2009	October 31, 2008	October 31, 2007
Net asset value
Beginning of period/year	$21.03		$19.13	$14.82	$12.81	$23.91	$17.87

Investment operations
Net investment income(B)	0.11		0.06	0.08	0.11	0.30	0.26
Net realized and change in unrealized gain (loss) on investments	2.37		1.84	4.23	2.31	(8.67)	6.32

Total from investment operations	2.48		1.90	4.31	2.42	(8.37)	6.58

Distributions
Net investment income	—		—	—	(0.41)	(0.24)	(0.23)
Net realized gains on investments	(1.14)		—	—	—	(2.49)	(0.31)

Total distributions	(1.14)		—	—	(0.41)	(2.73)	(0.54)

Net asset value
End of period/year	$22.37		$21.03	$19.13	$14.82	$12.81	$23.91

Total return(C)	12.70	%(D)	9.93%	29.00%	19.85%	(39.11)%	37.78%

Net assets end of period/year (000’s)	$14,237		$12,935	$15,893	$10,746	$214,351	$487,605

Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	0.87	%(E)	0.88%	0.88%	0.91%	0.85%	0.85%
Before reimbursement/waiver or recapture	0.87	%(E)	0.88%	0.88%	0.91%	0.85%	0.85%
Net investment income, to average net assets	1.01	%(E)	0.26%	0.47%	0.89%	1.58%	1.30%
Portfolio turnover rate	38	%(D)	174%	57%	101%	48%	22%

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period	Transamerica Tactical Income(X)
	Class A		Class C		Class I
	April 30, 2012(W)		April 30, 2012(W)		April 30, 2012(W)
Net asset value
Beginning of period/year	$10.00		$10.00		$10.00

Investment operations
Net investment income(B)	0.15		0.11		0.16
Net realized and change in unrealized gain on investments	0.29		0.28		0.28

Total from investment operations	0.44		0.39		0.44

Distributions
Net investment income	(0.27)		(0.25)		(0.27)

Total distributions	(0.27)		(0.25)		(0.27)

Net asset value
End of period/year	$10.17		$10.14		$10.17

Total return(C)	4.40	%(D)	3.97	%(D)	4.47	%(D)

Net assets end of period/year (000’s)	$68,686		$55,150		$83,876

Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	0.92	%(E)	1.67	%(E)	0.67	%(E)
Before reimbursement/waiver or recapture	1.27	%(E)	1.97	%(E)	1.05	%(E)
Net investment income, to average net assets	3.00	%(E)	2.16	%(E)	3.17	%(E)
Portfolio turnover rate	35	%(D)	35	%(D)	35	%(D)

(A)	Commenced operations November 13, 2009.
(B)	Calculation is based on average number of shares outstanding.
(C)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(D)	Not annualized.
(E)	Annualized.
(F)	Includes Redemption Fees, if any. The impact of Redemption Fees is less than 0.01% for Class A, Class B, Class C, and Class I2, respectively.
(G)	Commenced operations November 30, 2009.
(H)	Effective November 30, 2009, all previously existing Class I shares were re-designated as Class I2 Shares.
(I)	Commenced operations September 30, 2011.
(J)	Rounds to less than $0.01.
(K)	Commenced operations February 10, 2012.
(L)	Commenced operations August 31, 2011.
(M)	Commenced operations April 30, 2012.
(N)	Includes extraordinary expenses. The impact of the expenses was 0.01%.
(O)	Commenced operations March 1, 2012.
(P)	Commenced operations March 1, 2011.
(Q)

Prior to March 1, 2011, information provided in previous periods reflects TS&W International Equity Portfolio, which is the accounting survivor pursuant to a Plan of Reorganization. Prior to November 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

(R)	Rounds to less than (0.01%) or 0.01%.
(S)	Transamerica Asset Management, Inc. or any of its affiliates waive fees or reimburse expenses in order to avoid a negative yield. Refer to the notes to the financial statements for details.
(T)	Commenced operations November 1, 2007.
(U)	Includes extraordinary expenses. The impact of the expenses were 0.01% and 0.02% for 2010 and 2009, respectively.
(V)	Commenced operations November 15, 2010.
(W)	Commenced operations October 31, 2011.
(X)	Includes information from inception date of October 31, 2011 through period end.

Note: Prior to November 1, 2009, all financial highlights, with the exception of Transamerica International Equity, were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

NOTES TO FINANCIAL STATEMENTS

At April 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Transamerica Tactical Income commenced operations on October 31, 2011. Effective February 10, 2012 Class P shares of the following funds were converted into Class I shares: Transamerica High Yield Bond, Transamerica Money Market, Transamerica Capital Growth, Transamerica Growth Opportunities, Transamerica Multi-Managed Balanced, and Transamerica Diversified Equity. Effective March 1, 2012, the following name changes occurred:

Fund Name	Formerly Known As
Transamerica Capital Growth	Transamerica Morgan Stanley Capital Growth
Transamerica Diversified Equity	Transamerica WMC Diversified Equity
Transamerica Emerging Markets Debt	Transamerica Logan Circle Emerging Markets Debt
Transamerica Flexible Income	Transamerica AEGON Flexible Income
Transamerica Growth Opportunities	Transamerica Morgan Stanley Growth Opportunities
Transamerica High Yield Bond	Transamerica AEGON High Yield Bond
Transamerica International Bond	Transamerica JPMorgan International Bond
Transamerica International Equity	Transamerica TS&W International Equity
Transamerica Money Market	Transamerica AEGON Money Market
Transamerica Quality Value	Transamerica WMC Quality Value
Transamerica Short-Term Bond	Transamerica AEGON Short-Term Bond
Transamerica Small/Mid Cap Value	Transamerica Systematic Small/Mid Cap Value

Effective March 1, 2012, Transamerica International Bond offers three new classes of shares; Class A, Class C, and Class I. Transamerica Emerging Markets Equity, Transamerica Large Cap Growth, and Transamerica Small Cap Value commenced operations on April 30, 2012.

Transamerica Capital Growth, Transamerica Diversified Equity, Transamerica Emerging Markets Debt, Transamerica Emerging Markets Equity, Transamerica Flexible Income, Transamerica Growth Opportunities, Transamerica High Yield Bond, Transamerica International Bond, Transamerica International Equity, Transamerica Large Cap Growth, Transamerica Money Market, Transamerica Multi-Managed Balanced, Transamerica Quality Value, Transamerica Short-Term Bond, Transamerica Small Cap Value, Transamerica Small/Mid Cap Value, and Transamerica Tactical Income (each, a “Fund”; collectively, the “Funds”) are part of Transamerica Funds.

Transamerica Emerging Markets Debt and Transamerica International Bond are “non-diversified” under the 1940 Act.

Transamerica Diversified Equity has six classes of shares; Class A, Class B, Class C, Class I, Class I2, and Class T. Transamerica Capital Growth, Transamerica Flexible Income, Transamerica Growth Opportunities, Transamerica High Yield Bond, Transamerica Money Market, and Transamerica Small/Mid Cap Value currently have five classes of shares; Class A, Class B, Class C, Class I, and Class I2. Transamerica Multi-Managed Balanced currently has four classes of shares; Class A, Class B, Class C, and Class I. Transamerica Emerging Markets Debt, Transamerica Emerging Markets Equity, Transamerica International Bond, Transamerica International Equity, Transamerica Large Cap Growth, Transamerica Quality Value, Transamerica Short-Term Bond, and Transamerica Small Cap Value currently have four classes of shares; Class A, Class C, Class I, and Class I2. Transamerica Tactical Income currently has three classes of shares; Class A, Class C, and Class I. Each of the above classes has a public offering price that reflects different sales charges, if any, and expense levels. Class B shares will convert to Class A shares eight years after purchase. Effective July 15, 2010, Class B shares of each Fund were no longer offered for purchase.

This report should be read in conjunction with the Funds’ current prospectuses, which contain more complete information about the Funds including investment objectives and strategies.

In the normal course of business, the Funds enter into contracts that contain a variety of representations that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

In preparing the Funds’ financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Funds.

Repurchase agreements: Securities purchased subject to repurchase agreements are held at the Funds’ custodian and, pursuant to the terms of the repurchase agreements, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Funds will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Foreign currency denominated investments: The accounting records of the Funds are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rate in effect when the investment was acquired. Each Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Transamerica Funds		Semi-Annual Report 2012

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 1. (continued)

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country, or region.

Foreign capital gains taxes: The Funds may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Funds accrue such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

Forward foreign currency contracts: The Funds may be subject to foreign currency exchange rate risk exposure in the normal course of pursuing their investment objectives. The Funds enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Forward foreign currency contracts are marked to market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are settled, a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts.

Open forward foreign currency contracts at April 30, 2012 are listed in the Schedules of Investments.

Option and swaption contracts: The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds enter into option contracts to manage exposure to various market fluctuations. Options are valued at the average of the bid and ask (“Mean Quote”) established each day at the close of the board of trade or exchange on which they are traded. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts, the possibility of an illiquid market and an inability of the counterparty to meet the contract terms.

The Funds write call and put options on futures, swaps (“swaptions”), securities or currencies they own or in which they may invest. When a Fund writes a covered call or put option/swaption, an amount equal to the premium received by a Fund is included in the Fund’s Statement of Assets and Liabilities as an asset and as an equivalent liability. Premiums received from writing options/swaptions which expire are treated as realized gains. Premiums received from writing options/swaptions which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. Options are marked-to-market daily to reflect the current value of the option/swaption written.

Funds purchase put and call options on foreign or US securities, indices, futures, swaps (“swaptions”), and commodities. Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Funds pay premiums, which are included in the Statements of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying futures, swaps, security, commodity, or currency transaction to determine the realized gain or loss. Realized gains or losses are reflected in the realized gains or losses of investment securities on the Statements of Operations.

The underlying face amounts of open option and swaption contracts at April 30, 2012 are listed in the Schedules of Investments.

Transactions in written options were as follows:

Transamerica Multi-Managed Balanced	Premium	Notional Amount
Balance at October 31, 2011	$42	$66
Sales	35	875
Closing Buys	(23)	(653)
Expirations	(50)	(88)
Exercised	—	—

Balance at April 30, 2012	$4	$200

There were no transactions in written swaptions during the period ended April 30, 2012.

Transamerica Funds		Semi-Annual Report 2012

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 1. (continued)

Futures contracts: The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. Certain Funds use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Funds are required to deposit with the broker either in cash or securities an initial margin in an amount equal to a certain percentage of the contract amount.

Subsequent payments (variation margin) are paid or received by the Funds each day, depending on the daily fluctuations in the value of the contracts, and are recorded for financial statement purposes as unrealized gains or losses by the Funds. Upon entering into such contracts, the Funds bear the risk of interest or exchange rates or security prices moving unexpectedly, in which case, the Funds may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The open future contracts at April 30, 2012 are listed in the Schedules of Investments. The variation margin receivable or payable, as applicable, is included in the Statements of Assets and Liabilities.

Short sales: A short sale is a transaction in which a Fund sells securities it does not own, but has borrowed, in anticipation of a decline in the market price of the securities. The Funds are obligated to replace the borrowed securities at the market price at the time of replacement. The Funds’ obligation to replace the securities borrowed in connection with a short sale is fully secured by collateral deposited with the custodian. In addition, the Funds consider the short sale to be a borrowing by the Funds that is subject to the asset coverage requirements of the 1940 Act.

Short sales represent an aggressive trading practice with a high risk/return potential, and short sales involve special considerations. Risks of short sales include that possible losses from short sales may be unlimited (e.g., if the price of stocks sold short rises), whereas losses from direct purchases of securities are limited to the total amount invested, and the Funds may be unable to replace borrowed securities sold short.

The Funds investing in short sales are liable for any dividends payable on securities while those securities are in a short position and also bear other costs, such as charges for the prime brokerage accounts, in connection with its short positions. These costs are reported as broker expense on securities sold short in the Statements of Operations.

Loan participations/assignments: Participations/assignments in commercial loans may be secured or unsecured. These investments may include standby financing commitments, including revolving credit facilities that obligate the Funds to supply additional cash to the borrowers on demand. Loan participations/assignments involve risks of insolvency of the lending banks or other financial intermediaries. As such, the Funds assume the credit risks associated with the corporate borrowers and may assume the credit risks associated with the interposed banks or other financial intermediaries.

The Funds may be contractually obligated to receive approval from the agent banks and/or borrowers prior to the sale of these investments. Loan participations typically represent direct participation in loans to corporate borrowers, and generally are offered by banks or other financial institutions or lending syndicates. The Funds that participate in such syndications, or can buy a portion of the loans, become part lenders. Loans are often administered by agent banks acting as agents for all holders.

The agent banks administer the terms of the loans, as specified in the loan agreements. In addition, the agent banks are normally responsible for the collection of principal and interest payments from the corporate borrowers and the apportionment of these payments to the credit of all institutions that are parties to the loan agreements. Unless, under the terms of the loans or other indebtedness, the portfolios have direct recourse against the corporate borrowers, the Funds may have to rely on the agent banks or other financial intermediaries to apply appropriate credit remedies against corporate borrowers.

The Funds held no unsecured loan participations at April 30, 2012.

To be announced (“TBA”) purchase commitments: TBA purchase commitments are entered into to purchase securities for a fixed price at a future date, typically not to exceed 45 days. They are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, in addition to the risk of decline in the value of the Funds’ other assets. Unsettled TBA purchase commitments are valued at the current value of the underlying securities, according to the procedures described under Security Valuations. Open balances are included in the payable or receivable for investments purchased or sold.

Restricted and illiquid securities: Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

The restricted and illiquid securities at April 30, 2012 are listed in the Schedules of Investments.

Transamerica Funds		Semi-Annual Report 2012

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 1. (continued)

Payment in-kind securities (“PIKs”) : PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a “dirty price”) and require a pro-rata adjustment from interest receivable to the unrealized appreciation or depreciation on investments on the Statements of Assets and Liabilities.

The PIKs at April 30, 2012 are listed in the Schedules of Investments.

Cash overdraft: Throughout the period, the Funds may have cash overdraft balances. A fee is incurred on these overdrafts by a rate based on the federal funds rate. Expenses from cash overdrafts are included in Other Expenses on the Statement of Operations.

Real estate investment trusts (“REITs”): There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of Funds’ securities exposes the Funds to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Funds may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Funds may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending such securities, the Funds seek to increase their net investment income through the receipt of interest (after rebates and fees).

Such income is reflected separately on the Statements of Operations. The value of loaned securities and related collateral outstanding at April 30, 2012 are shown in the Schedules of Investments and Statements of Assets and Liabilities.

Income from loaned securities on the Statements of Operations is net of fees earned by the lending agent for its services.

Commission recapture: The sub-advisers of certain Funds, to the extent consistent with the best execution and usual commission rate policies and practices, have elected to place security transactions of the Funds with broker/dealers with which Transamerica Funds has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Funds. In no event will commissions paid by the Funds be used to pay expenses that would otherwise be borne by any other funds within Transamerica Funds, or by any other party.

Commissions recaptured for the period ended April 30, 2012, are included in net realized gain (loss) in the Statements of Operations and are summarized as follows:

Fund	Commissions
Transamerica Capital Growth	$13
Transamerica Diversified Equity	—	(A)
Transamerica Growth Opportunities	17
Transamerica International Equity	1
Transamerica Multi-Managed Balanced	8
Transamerica Quality Value	5
Transamerica Small/Mid Cap Value	80

(A)	Amount rounds to less than 1.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Funds are informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend income related to REITs is recorded at the distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts.

Multiple class operations, income, and expenses: Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class, based upon net assets. In addition to the non-class specific expenses, each class bears its own specific expenses.

Transamerica Funds		Semi-Annual Report 2012

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 1. (continued)

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.

The Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.

Foreign taxes: The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.

Redemption fees: Prior to March 1, 2011, TS&W International Equity Portfolio, the predecessor fund of Transamerica International Equity, retained a redemption fee of 1.00% on redemptions of capital shares held for less than 60 days. The redemption fees received are disclosed in the Funds’ Statements of Changes in Net Assets. Effective March 1, 2011, Transamerica International Equity no longer charges redemption fees.

Fair funds settlement: The Securities and Exchange Commission (“SEC”) had investigated several companies and found that there were some companies that conducted rapid in and out trading of mutual funds, known as market timing, through deceptive means. Through a SEC order the companies found to be market timing against mutual funds were required to pay amounts to compensate for the market timing activity. Amounts received as a result of the SEC order are noted on the Statements of Changes in Net Assets.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Funds value their investments at the close of the NYSE, normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3—Unobservable inputs, which may include Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee’s own assumptions in determining the fair value of investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Fair value measurements: Descriptions of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities (common and preferred stock): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, in which their primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock, repurchase agreements, and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2.

Transamerica Funds		Semi-Annual Report 2012

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 2. (continued)

Securities lending collateral: Securities lending collateral is a money market fund, which is valued at the net assets of the underlying portfolios and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Asset backed securities: The fair value of asset backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Short-term notes: Short-term notes are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values would be generally categorized in Level 2 of the fair value hierarchy.

Government securities: Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Government securities generally are categorized in Level 2 of the fair value hierarchy.

U.S. government agency securities: U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government securities. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using TBA quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy.

Restricted securities (equity and debt): Restricted securities for which quotations are not readily available are valued at fair value as determined in good faith by TAM’s Valuation Committee under the supervision of the Funds’ Board of Trustees. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over the counter (“OTC”) derivative contracts include forward, swap, option and swaption contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. A substantial majority of OTC derivative products valued by the Funds using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy.

Other: Securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by TAM’s Valuation Committee under the supervision of the Funds’ Board of Trustees. For instances which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. When a Fund must use fair valuation methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair market value. These securities are categorized as Level 3 of the fair value hierarchy.

The hierarchy classification of inputs used to value the Funds’ investments, at April 30, 2012, is disclosed in the Valuation Summary of each Fund’s Schedule of Investments. Transfers between Levels are considered to have occurred at the end of the reporting period.

There were no significant transfers between Level 1 and Level 2 during the period ended April 30, 2012.

For assets and liabilities for which significant unobservable inputs (Level 3) were used, there is a reconciliation of the beginning to the ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. The Level 3 reconciliation, if any, is disclosed in the Valuation Summary of each respective Fund’s Schedule of Investments.

Transamerica Funds		Semi-Annual Report 2012

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 3. RELATED PARTY TRANSACTIONS

TAM, the Funds’ investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Funds’ administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Funds’ distributor/principal underwriter. TAM, AUIM, TFS, and TCI are affiliates of AEGON NV.

Certain officers and trustees of the Funds are also officers and/or directors of TAM, TFS, and TCI. No interested trustee receives compensation from the Funds.

At the commencement of operations, TAM invested in the Funds. As of April 30, 2012, TAM had investments in the Funds as follows:

Fund Name	Market Value		% of Fund’s Net Assets
Transamerica Emerging Markets Equity
Class A	$250		1.20%
Class C	250		1.20
Class I	250		1.20
Class I2	—	(A)	—	(A)
Transamerica International Bond
Class A	101		0.04
Class C	101		0.04
Class I	101		0.04
Transamerica International Equity
Class A	96		0.05
Class C	95		0.05
Transamerica Large Cap Growth
Class A	250		0.61
Class C	250		0.61
Class I	250		0.61
Class I2	—	(A)	—	(A)
Transamerica Small Cap Value
Class A	250		0.25
Class C	250		0.25
Class I	250		0.25
Class I2	—	(A)	—	(A)
Transamerica Quality Value
Class A	289		0.02
Class C	286		0.02

(A)	Amount rounds to less than 1.

The following schedule reflects the percentage of each Fund’s assets owned by affiliated investment companies at April 30, 2012:

Transamerica Capital Growth	Market Value	% of Net Assets
Transamerica Asset Allocation-Conservative Portfolio	$15,760	2.00%
Transamerica Asset Allocation-Growth Portfolio	79,378	10.09
Transamerica Asset Allocation-Moderate Portfolio	47,216	6.01
Transamerica Asset Allocation-Moderate Growth Portfolio	98,909	12.58
Transamerica Asset Allocation-Conservative VP	47,462	6.04
Transamerica Asset Allocation-Growth VP	49,324	6.27
Transamerica Asset Allocation-Moderate Growth VP	158,317	20.13
Transamerica Asset Allocation-Moderate VP	105,345	13.40

Total	$601,711	76.52%

Transamerica Diversified Equity	Market Value	% of Net Assets
Transamerica Asset Allocation-Conservative Portfolio	$51,526	3.14%
Transamerica Asset Allocation-Growth Portfolio	167,332	10.19
Transamerica Asset Allocation-Moderate Portfolio	162,662	9.90
Transamerica Asset Allocation-Moderate Growth Portfolio	248,387	15.13

Total	$629,907	38.36%

Transamerica Funds		Semi-Annual Report 2012

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 3. (continued)

Transamerica Emerging Markets Debt	Market Value	% of Net Assets
Transamerica Asset Allocation-Conservative Portfolio	$6,155	5.24%
Transamerica Asset Allocation-Moderate Portfolio	9,986	8.49
Transamerica Asset Allocation-Moderate Growth Portfolio	7,302	6.21
Transamerica Multi-Manager Alternative Strategies Portfolio	9,023	7.67
Transamerica Asset Allocation-Conservative VP	8,847	7.52
Transamerica Asset Allocation-Moderate Growth VP	20,173	17.15
Transamerica Asset Allocation-Moderate VP	19,157	16.29
Transamerica International Moderate Growth VP	299	0.26

Total	$80,942	68.83%

Transamerica Flexible Income	Market Value	% of Net Assets
Transamerica Asset Allocation-Conservative Portfolio	$17,015	6.08%
Transamerica Asset Allocation-Moderate Portfolio	43,089	15.40
Transamerica Asset Allocation-Conservative VP	11,854	4.24
Transamerica Asset Allocation-Moderate Growth VP	16,686	5.96
Transamerica Asset Allocation-Moderate VP	24,493	8.76

Total	$113,137	40.44%

Transamerica Growth Opportunities	Market Value	% of Net Assets
Transamerica Asset Allocation-Conservative Portfolio	$18,664	2.76%
Transamerica Asset Allocation-Growth Portfolio	53,302	7.88
Transamerica Asset Allocation-Moderate Portfolio	52,435	7.75
Transamerica Asset Allocation-Moderate Growth Portfolio	98,115	14.50
Transamerica Asset Allocation-Conservative VP	11,342	1.68
Transamerica Asset Allocation-Growth VP	24,912	3.68
Transamerica Asset Allocation-Moderate Growth VP	126,645	18.72
Transamerica Asset Allocation-Moderate VP	55,237	8.17

Total	$440,652	65.14%

Transamerica High Yield Bond	Market Value	% of Net Assets
Transamerica Asset Allocation-Conservative Portfolio	$29,033	4.45%
Transamerica Asset Allocation-Moderate Portfolio	35,199	5.40
Transamerica Asset Allocation-Moderate Growth Portfolio	51,011	7.83
Transamerica Multi-Manager Alternative Strategies Portfolio	33,581	5.15
Transamerica Asset Allocation-Conservative VP	15,907	2.44
Transamerica Asset Allocation-Moderate Growth VP	23,779	3.65
Transamerica Asset Allocation-Moderate VP	37,790	5.80

Total	$226,300	34.72%

Transamerica International Equity	Market Value	% of Net Assets
Transamerica Asset Allocation-Conservative Portfolio	$2,325	1.23%
Transamerica Asset Allocation-Moderate Portfolio	5,383	2.85
Transamerica Asset Allocation-Moderate Growth Portfolio	17,713	9.36
Transamerica Multi-Manager International Portfolio	12,764	6.75
Transamerica International Moderate Growth VP	67,401	35.64

Total	$105,586	55.83%

Transamerica Money Market	Market Value	% of Net Assets
Transamerica Asset Allocation-Conservative Portfolio	$5,357	2.35%
Transamerica Asset Allocation-Growth Portfolio	60	0.03
Transamerica Asset Allocation-Moderate Portfolio	3,987	1.75
Transamerica Multi-Manager Alternative Strategies Portfolio	2,073	0.91
Transamerica Asset Allocation-Conservative VP	8,000	3.51
Transamerica Asset Allocation-Growth VP	6,000	2.64
Transamerica Asset Allocation-Moderate Growth VP	8,000	3.51
Transamerica Asset Allocation-Moderate VP	8,000	3.51
Transamerica International Moderate Growth VP	16,000	7.03

Total	$57,477	25.24%

Transamerica Funds		Semi-Annual Report 2012

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 3. (continued)

Transamerica Quality Value	Market Value	% of Net Assets
Transamerica Asset Allocation-Conservative Portfolio	$55,410	3.30%
Transamerica Asset Allocation-Growth Portfolio	208,668	12.42
Transamerica Asset Allocation-Moderate Portfolio	159,493	9.50
Transamerica Asset Allocation-Moderate Growth Portfolio	315,551	18.79
Transamerica Asset Allocation-Conservative VP	87,902	5.23
Transamerica Asset Allocation-Growth VP	137,432	8.18
Transamerica Asset Allocation-Moderate Growth VP	415,362	24.73
Transamerica Asset Allocation-Moderate VP	270,565	16.11

Total	$1,650,383	98.26%

Transamerica Short-Term Bond	Market Value	% of Net Assets
Transamerica Asset Allocation-Conservative Portfolio	$93,101	3.31%
Transamerica Asset Allocation-Moderate Portfolio	142,961	5.09
Transamerica Asset Allocation-Moderate Growth Portfolio	64	—	(A)
Transamerica Multi-Manager Alternative Strategies Portfolio	377	0.01
Transamerica Asset Allocation-Conservative VP	236,008	8.40
Transamerica Asset Allocation-Growth VP	2	—
Transamerica Asset Allocation-Moderate Growth VP	78,635	2.80
Transamerica Asset Allocation-Moderate VP	335,693	11.95
Transamerica International Moderate Growth VP	9,987	0.36

Total	$896,828	31.92%

Investment advisory fees: The Funds pay management fees to TAM based on average daily net assets (“ANA”) at the following breakpoints:

Transamerica Capital Growth
First $500 million	0.80%
Over $500 million	0.675

Transamerica Diversified Equity
First $500 million	0.73%
Over $500 million up to $2.5 billion	0.70
Over $2.5 billion	0.65

Transamerica Emerging Markets Debt
First $400 million	0.60%
Over $400 million	0.58

Transamerica Emerging Markets Equity
First $250 million	0.95%
Over $250 million up to $500 million	0.93
Over $500 million	0.90

Transamerica Flexible Income
First $250 million	0.475%
Over $250 million up to $350 million	0.425
Over $350 million	0.40

Transamerica Growth Opportunities
First $250 million	0.80%
Over $250 million up to $500 million	0.75
Over $500 million	0.70

Transamerica High Yield Bond
First $400 million	0.59%
Over $400 million up to $750 million	0.575
Over $750 million	0.55

Transamerica International Bond
First $100 million	0.55%
Over $100 million up to $250 million	0.52
Over $250 million up to $500 million	0.51
Over $500 million up to $1 billion	0.50
Over $1 billion	0.47

Transamerica International Equity
First $250 million	0.80%
Over $250 million up to $500 million	0.75
Over $500 million up to $1 billion	0.725
Over $1 billion	0.70

Transamerica Large Cap Growth
First $250 million	0.675%
Over $250 million up to $1 billion	0.65
Over $1 billion	0.60

Transamerica Money Market
ANA	0.40%

Transamerica Multi-Managed Balanced
First $500 million	0.75%
Over $500 million up to $1 billion	0.65
Over $1 billion	0.60

Transamerica Quality Value
First $1 billion	0.70%
Over $1 billion	0.675

Transamerica Short-Term Bond
First $250 million	0.55%
Over $250 million up to $500 million	0.50
Over $500 million up to $1 billion	0.475
Over $1 billion	0.45

Transamerica Small Cap Value
First $250 million	0.86%
Over $250 million	0.84

Transamerica Small/Mid Cap Value
First $500 million	0.80%
Over $500 million	0.75

Transamerica Tactical Income
First $1 billion	0.47%
Over $1 billion up to $2 billion	0.45
Over $2 billion	0.43

Transamerica Funds		Semi-Annual Report 2012

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 3. (continued)

TAM has contractually agreed to waive its advisory fee and will reimburse the Funds to the extent that operating expenses, excluding distribution and service fees and certain extraordinary expenses, exceed the following stated annual limit:

Fund	Class A, B, C, I, I2, and T Expense Limit
Transamerica Capital Growth	1.20%
Transamerica Diversified Equity	1.17
Transamerica Emerging Markets Debt	1.00
Transamerica Emerging Markets Equity	1.60
Transamerica Flexible Income	1.00
Transamerica Growth Opportunities	1.40
Transamerica High Yield Bond	0.95
Transamerica International Bond	0.75
Transamerica International Equity	1.15
Transamerica Large Cap Growth	0.95
Transamerica Money Market	0.48
Transamerica Multi-Managed Balanced	1.45
Transamerica Quality Value	1.00
Transamerica Short Term Bond	0.85
Transamerica Small Cap Value	1.15
Transamerica Small/Mid Cap Value	1.25
Transamerica Tactical Income	0.67

If total Fund expenses, excluding 12b-1 fees and certain ordinary expenses, fall below the annual expense limitation agreement agreed to by the adviser within the succeeding 36 months following any reimbursement from/by the adviser, the Funds may be required to pay the adviser a portion or all of the previously waived advisory or reimbursed fees.

Amounts recaptured by the adviser during the period ended April 30, 2012 were as follows:

Fund	Recaptured Amount
Transamerica Capital Growth
Class A	$11
Class C	4
Transamerica Diversified Equity
Class A	249
Class B	10
Class C	20
Class I	1
Transamerica Emerging Markets Debt
Fund Level	35
Class A	—	(A)
Class C	—	(A)
Class I	—	(A)
Class I2	1
Transamerica Growth Opportunities
Class A	84
Class B	1
Class C	1
Transamerica High Yield Bond
Fund Level	32
Transamerica International Equity
Class A	—	(A)
Transamerica Multi-Managed Balanced
Fund Level	88

(A)	Amount rounds to less than 1.

Transamerica Funds		Semi-Annual Report 2012

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 3. (continued)

The following amounts were available for recapture as of April 30, 2012:

Fund	Reimbursement of Class Expenses	Available for Recapture Through
Transamerica Capital Growth
Fiscal Year 2010:		10/31/2012
Class A	83
Class B	39
Fiscal Year 2011:		10/31/2013
Class A	51
Class B	23
Transamerica Diversified Equity
Fiscal Year 2010:		10/31/2012
Class B	13
Fiscal Year 2011:		10/31/2013
Class A	26
Class B	9
Class C	11
Transamerica Growth Opportunities
Fiscal Year 2010:		10/31/2012
Class A	39
Transamerica Multi-Managed Balanced
Fiscal Year 2011:		10/31/2013
Fund Level	4

Fund	Reimbursement of Class Expenses	Available for RecaptureThrough
Transamerica Money Market
Fiscal Year 2010:		10/31/2012
Fund Level	752
Class A	876
Class B	344
Class C	446
Class I	1
Class I2	1
Fiscal Year 2011:		10/31/2013
Fund Level	749
Class A	783
Class B	213
Class C	376
Class I	2
Class I2	1

In addition to the advisory fee waiver for Transamerica Money Market, TAM or any of its affiliates waive fees or reimburse expenses of one or more classes of Transamerica Money Market in order to avoid a negative yield. At any point in which Transamerica Money Market, or any classes thereof, achieves a positive yield, the expenses previously waived or reimbursed within the succeeding 36 months pursuant to this paragraph may be reimbursed to TAM, to the extent that such reimbursement does not cause classes of Transamerica Money Market to experience a negative yield. Waived expenses related to the maintenance of the yield are included in the Statements of Operations, within the class expense (reimbursed). As of period ended April 30, 2012 and year ended October 31, 2011, the amounts waived were as follows:

Fund/Class	2012 Amount Waived ($)	2012 Amount Waived (Basis Points)	2011 Amount Waived ($)	2011 Amount Waived (Basis Points)
Fund	$252	28	$610	29
A	153	29	375	33
B	64	96	157	98
C	160	96	319	98
I	—	—	—	—
I2	—	—	—	—

Distribution and service fees: The Funds have 12b-1 distribution plans under the 1940 Act pursuant to which an annual fee, based on ANA, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Funds. The Funds are authorized under the 12b-1 plans to pay fees on each class up to the following limits: 0.30% for Class A (effective March 1, 2012), 1.00% for Class B, and 1.00% for Class C. 12b-1 fees are not applicable for Class I, Class I2, and Class T. Prior to March 1, 2012, Class A was authorized under the 12b-1 plan to pay a 0.35% fee. Effective March 1, 2012, TAM has contractually agreed to waive 0.05% of 12b-1 fees on Class A shares of Transamerica Flexible Income, Transamerica Short-Term Bond, and Transamerica Tactical Income through March 1, 2013. Prior to March 1, 2012, TAM had contractually agreed to waive 0.10% of 12b-1 fees on Class A shares of Transamerica Flexible Income, Transamerica Short-Term Bond, and Transamerica Tactical Income.

Underwriter commissions relate to front-end sales charges imposed for Class A shares and contingent deferred sales charges from Class B, Class C, and certain Class A share redemptions. For the period ended April 30, 2012, the underwriter commissions were as follows:

Transamerica Capital Growth
Received by Underwriter	$168
Retained by Underwriter	24
Contingent Deferred Sales Charge	5
Transamerica Diversified Equity
Received by Underwriter	$126
Retained by Underwriter	19
Contingent Deferred Sales Charge	13

Transamerica Emerging Markets Debt
Received by Underwriter	$37
Retained by Underwriter	6
Contingent Deferred Sales Charge	—	(A)
Transamerica Flexible Income
Received by Underwriter	$140
Retained by Underwriter	26
Contingent Deferred Sales Charge	16

Transamerica Funds		Semi-Annual Report 2012

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 3. (continued)

Transamerica Growth Opportunities
Received by Underwriter	$35
Retained by Underwriter	6
Contingent Deferred Sales Charge	5
Transamerica High Yield Bond
Received by Underwriter	$476
Retained by Underwriter	88
Contingent Deferred Sales Charge	16
Transamerica International Bond
Received by Underwriter	$—	(A)
Retained by Underwriter	—	(A)
Contingent Deferred Sales Charge	—
Transamerica International Equity
Received by Underwriter	$2
Retained by Underwriter	—	(A)
Contingent Deferred Sales Charge	—
Transamerica Money Market
Received by Underwriter	$—
Retained by Underwriter	—
Contingent Deferred Sales Charge	52

Transamerica Multi-Managed Balanced
Received by Underwriter	$205
Retained by Underwriter	31
Contingent Deferred Sales Charge	5
Transamerica Quality Value
Received by Underwriter	$4
Retained by Underwriter	1
Contingent Deferred Sales Charge	—	(A)
Transamerica Short-Term Bond
Received by Underwriter	$352
Retained by Underwriter	70
Contingent Deferred Sales Charge	148
Transamerica Small/Mid Cap Value
Received by Underwriter	$231
Retained by Underwriter	35
Contingent Deferred Sales Charge	43
Transamerica Tactical Income
Received by Underwriter	$996
Retained by Underwriter	184
Contingent Deferred Sales Charge	1

(A)	Amount rounds to less than 1.

Administrative services: The Funds have entered into an agreement with TFS for financial and legal fund administration services. Effective March 1, 2012, the Fund pays TFS an annual fee of 0.025% of ANA. Prior to March 1, 2012, the Fund paid TFS an annual fee of 0.02% of ANA. The Legal fees on the Statements of Operations are fees paid to external legal counsel.

Transfer agent fees: Pursuant to a Transfer Agency Agreement, as amended, the Funds pay TFS a fee for providing transfer agent services. Fees paid and the amounts due to TFS for the period ended April 30, 2012 are as follows:

Fund	Fees Paid to TFS	Fees Due to TFS
Transamerica Capital Growth	$219	$43
Transamerica Diversified Equity	642	89
Transamerica Emerging Markets Debt	14	1
Transamerica Flexible Income	89	10
Transamerica Growth Opportunities	345	57
Transamerica High Yield Bond	186	44
Transamerica International Bond	13	1
Transamerica International Equity	44	8
Transamerica Money Market	248	49
Transamerica Multi-Managed Balanced	355	56
Transamerica Quality Value	63	12
Transamerica Short-Term Bond	657	80
Transamerica Small/Mid Cap Value	589	71
Transamerica Tactical Income	19	6

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), or investment options under Transamerica Partners Institutional Funds and Transamerica Institutional Asset Allocation Funds, as elected by the Trustee.

Brokerage commissions: There were no brokerage commissions incurred on security transactions placed with affiliates of the advisers or sub-advisers for the period ended April 30, 2012.

Transamerica Funds		Semi-Annual Report 2012

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 4. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended April 30, 2012 were as follows:

	Purchases of securities:		Proceeds from maturities and sales of securities:
Fund	Long-term	U.S. Government	Long-term	U.S. Government
Transamerica Capital Growth	$167,498	$—	$43,989	$—
Transamerica Diversified Equity	266,783	—	366,385	—
Transamerica Emerging Markets Debt	207,889	501	207,455	501
Transamerica Flexible Income	45,103	9,465	33,793	10,158
Transamerica Growth Opportunities	85,120	—	41,250	—
Transamerica High Yield Bond	274,974	—	402,222	—
Transamerica International Bond	64,848	—	299,981	—
Transamerica International Equity	62,045	—	12,439	—
Transamerica Multi-Managed Balanced	167,138	53,258	165,937	41,475
Transamerica Quality Value	447,588	—	239,656	—
Transamerica Short-Term Bond	1,018,536	—	1,008,516	—
Transamerica Small/Mid Cap Value	242,760	—	246,778	—
Transamerica Tactical Income	219,345	—	24,872	—

NOTE 5. DERIVATIVE FINANCIAL INSTRUMENTS

Transamerica Emerging Markets Debt:

The Fund is subject to various risks in the normal course of pursuing its investment objective. The volume of forward foreign currency contracts held throughout the period decreased, starting with 21 contracts and decreasing to 13 contracts by period end. The tables below highlight the types of risks and the derivative instruments used to mitigate the risks:

Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of April 30, 2012:

Derivatives not accounted for as hedging instruments

Location	Foreign exchange contracts
Asset derivatives
Unrealized appreciation on forward foreign currency contracts	$48

Liability derivatives
Unrealized depreciation on forward foreign currency contracts	(123)

Total	$(75)

Effect of Derivative Instruments on the Statements of Operations for the period ended April 30, 2012:

Derivatives not accounted for as hedging instruments

Location	Foreign exchange contracts
Realized Gain / (Loss) on derivatives recognized in income
Net realized loss from forward foreign currency contracts	$(45)

Net Change in Unrealized Appreciation / (Depreciation) on derivatives recognized in income
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	(66)

Total	$(111)

For non-exchange traded derivatives (swaps and forward foreign currency contracts), under standard derivatives agreements, the Fund may be required to post collateral on derivatives if the Fund is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Fund fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

Transamerica Funds		Semi-Annual Report 2012

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 5. (continued)

Transamerica International Bond:

The Fund is subject to various risks in the normal course of pursuing its investment objective. The volume of futures contracts held at period end is indicative of the volume held throughout the period. The volume of forward foreign currency contracts held averaged 109 throughout the period, decreasing in the last three months from 145 to 107 contracts. The tables below highlight the types of risks and the derivative instruments used to mitigate the risks:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2012:

Derivatives not accounted for as hedging instruments

Location	Interest rates contracts	Foreign exchange contracts	Total
Asset derivatives
Unrealized appreciation on futures contracts	$354	$—	$354	*
Unrealized appreciation on forward foreign currency contracts	—	3,569	3,569

Liability derivatives
Unrealized depreciation on futures contracts	(354)	—	(354	)*
Unrealized depreciation on forward foreign currency contracts	—	(1,596)	(1,596)

Total	$—	$1,973	$1,973

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities

Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2012:

Derivatives not accounted for as hedging instruments

Location	Interest rates contracts	Foreign exchange contracts	Total
Realized Gain / (Loss) on derivatives recognized in income
Net realized loss on futures contracts	$(553)	$—	$(553)
Net realized loss on forward foreign currency transactions	—	(3,938)	(3,938)

Net Change in Unrealized Appreciation / (Depreciation) on derivatives recognized in income
Net change in unrealized depreciation on futures contracts	(69)	—	(69)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	—	6,079	6,079

Total	$(622)	$2,141	$1,519

For non-exchange traded derivatives (swaps and forward foreign currency contracts), under standard derivatives agreements, the Fund may be required to post collateral on derivatives if the Fund is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Fund fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

Transamerica Multi-Managed Balanced:

The Fund is subject to various risks in the normal course of pursuing its investment objective. The volume of futures and forward foreign currency contracts held throughout the period increased, starting with eight and zero contracts, respectively, and ending at 13 and one contracts, respectively. The volume of written options/swaptions and purchase options held at period end is indicative of the volume held throughout the period. The tables below highlight the types of risks and the derivative instruments used to mitigate the risks:

Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of April 30, 2012:

Derivatives not accounted for as hedging instruments

Location	Equity contracts	Interest rate contracts	Foreign exchange contractsl	Total
Asset derivatives
Investment securities, at value	$—	$1	—	$1
Unrealized appreciation on futures contracts	22	44	—	66 *

Liability derivatives
Written options, at value	—	(1)	—	(1)
Unrealized depreciation on futures contracts	—	(143)	—	(143)*
Unrealized depreciation on forward foreign currency contracts	—	—	(1)	(1)

Total	$22	$(99)	$(1)	$(78)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities

Transamerica Funds		Semi-Annual Report 2012

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 5. (continued)

Transamerica Multi-Managed Balanced (continued):

Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2012:

Derivatives not accounted for as hedging instruments

Location	Equity contracts	Interest rate contracts	Foreign exchange contracts	Total
Realized Gain / (Loss) on derivatives recognized in income
Net realized loss on investment securities	$—	$(68)	$—	$(68)
Net realized gain on written option and swaption contracts	—	33	—	33
Net realized gain on futures contracts	391	305	—	696
Net realized loss on forward foreign currency contracts	—	—	(8)	(8)

Net change in Unrealized Appreciation / (Depreciation) on derivatives recognized in income
Net change in unrealized appreciation on investment securities	—	64	—	64
Net change in unrealized depreciation on written option and swaption contracts	—	(28)	—	(28)
Net change in unrealized appreciation depreciation on futures contracts	(22)	(181)	—	(203)
Net change in unrealized depreciation on translation of assets and liabilities denominated in foreign currencies	—	—	(1)	(1)

Total	$369	$125	$(9)	$485

For non-exchange traded derivatives (swaps and forward foreign currency contracts), under standard derivatives agreements, the Fund may be required to post collateral on derivatives if the Fund is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Fund fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

NOTE 6. FEDERAL INCOME TAX MATTERS

The Funds have not made any provision for federal income or excise taxes due to their policy to distribute all of their taxable income and capital gains to their shareholders and otherwise qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Funds’ tax positions taken for all open tax years (2008–2010), if applicable, or expected to be taken in the Funds’ 2011 tax returns, and has concluded that no provision for income tax is required in the Funds’ financial statements. If applicable, the funds recognize interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statements of Operations. The Funds identify their major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to different treatment for items including, but not limited to wash sales, structured notes, foreign bonds, swaps, net operating losses, distribution reclasses for REITs, passive foreign investment companies, foreign currency transactions, and capital loss carryforwards.

NOTE 7. ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (“FASB” ) issued the authoritative guidance “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs” which seeks to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. The adoption of this disclosure requirement is effective for financial statements interim and annual periods beginning after December 15, 2011. Management is currently evaluating the application of the adoption of the additional disclosure requirements and its impact on the Fund’s financial statements.

In April 2011, FASB issued an amendment to authoritative guidance “Reconsideration of Effective Control for Repurchase Agreements” which amends specifically the criteria required to determine whether a repurchase agreement and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. The adoption of this guidance is effective for the first interim or annual period beginning on or after December 15, 2011 prospectively to transactions or modifications of existing transactions that occur on or after the effective date. Management is currently evaluating the application of the adoption of the additional disclosure requirements and its impact on the Fund’s financial statements.

Transamerica Funds		Semi-Annual Report 2012

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 8. REORGANIZATION

Transamerica Diversified Equity:

On February 10, 2012, Transamerica Diversified Equity (formerly, Transamerica WMC Diversified Equity) acquired all of the net assets of Transamerica WMC Diversified Growth pursuant to a Plan of Reorganization. Transamerica Diversified Equity is the accounting survivor. The purpose of the transaction was to achieve a more cohesive, focused, and streamlined fund complex. The acquisition was accomplished by a tax-free exchange of 76,145 shares of Transamerica Diversified Equity for 100,301 shares of Transamerica WMC Diversified Growth outstanding on February 10, 2012. Transamerica WMC Diversified Growth’s net assets at that date, $1,077,266, including $208,961 unrealized appreciation, were combined with those of Transamerica Diversified Equity. The aggregate net assets of Transamerica Diversified Equity immediately before the acquisition were $592,948; the combine net assets of Transamerica Diversified Equity immediately after the acquisition were $1,670,214. Shares issued with the acquisition were as follows:

Transamerica WMC Diversified Growth

Class	Shares	Amount
A	28,762	$387,425
B	1,572	21,028
C	2,536	33,859
I	12,839	174,606
I2	27,327	371,097
T	3,110	89,251

The exchange ratios of the reorganization for the Fund is as follows (Transamerica Diversified Equity shares issuable/Transamerica WMC Diversified Growth):

Transamerica WMC Diversified Growth

Classes	Exchange Ratio
A	0.75
B	0.69
C	0.70
I	0.74
I2	0.77
T	1.00

Assuming the reorganization had been completed on November 1, 2011, the beginning of the annual reporting period of the Fund, the Fund’s pro forma result of operations for the period ended April 30, 2012, are as follows:

Net investment income	$2,270
Net realized and unrealized gain	183,752
Net increase in net assets resulting from operations	186,022

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practical to separate the amounts of revenue and earnings of Transamerica WMC Diversified Growth that have been included on the Fund’s Statement of Operations since February 10, 2012.

Transamerica Funds		Semi-Annual Report 2012

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 8. (continued)

Transamerica Growth Opportunities:

On February 10, 2012, Transamerica Growth Opportunities (formerly, Transamerica Morgan Stanley Growth Opportunities) acquired all of the net assets of Transamerica Morgan Stanley Mid-Cap Growth pursuant to a Plan of Reorganization. Transamerica Growth Opportunities is the accounting survivor. The purpose of the transaction was to achieve a more cohesive, focused, and streamlined fund complex. The acquisition was accomplished by a tax-free exchange of 29,633 shares of Transamerica Growth Opportunities for 24,617 shares of Transamerica Morgan Stanley Mid-Cap Growth outstanding on February 10, 2012. Transamerica Morgan Stanley Mid-Cap Growth’s net assets at that date, $274,998, including $54,483 unrealized appreciation, were combined with those of Transamerica Growth Opportunities. The aggregate net assets of Transamerica Growth Opportunities immediately before the acquisition were $348,798; the combined net assets of Transamerica Growth Opportunities immediately after the acquisition were $623,796. Shares issued with the acquisition were as follows:

Transamerica Morgan Stanley Mid-Cap Growth

Class	Shares	Amount
I2	29,633	$274,998

The exchange ratio of the reorganization for the Fund is as follows (Transamerica Growth Opportunities shares issuable/ Transamerica Morgan Stanley Mid-Cap Growth):

Transamerica Morgan Stanley Mid-Cap Growth

Class	Exchange Ratio
I2	1.20

Assuming the reorganization had been completed on November 1, 2011, the beginning of the annual reporting period of the Fund, the Fund’s pro forma results of operations for the period ended April 30, 2012, are as follows:

Net investment income	$844
Net realized and unrealized gain	36,639
Net increase in net assets resulting from operations	37,483

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practical to separate the amounts of revenue and earnings of Transamerica Morgan Stanley Mid-Cap Growth that have been included in the Fund’s Statement of Operations since February 10, 2012.

Transamerica International Equity

On March 1, 2011, Transamerica International Equity (formerly, Transamerica TS&W International Equity) acquired all of the net assets of TS&W International Equity Portfolio pursuant to a Plan of Reorganization. TS&W International Equity Portfolio is the accounting survivor. The purpose of the transaction was to achieve additional international exposure with a new client base within the Trust. The acquisition was accomplished by a tax-free exchange of 5,502 shares of Transamerica International Equity for 5,502 shares of TS&W International Equity Portfolio outstanding on March 1, 2011. Transamerica International Equity’s net assets at that date were $200, which were combined with those of TS&W International Equity Portfolio. The aggregate net assets of TS&W International Equity Portfolio were $83,612; the combined net assets of Transamerica International Equity immediately after the acquisition were $83,812. Shares issued with the acquisition were as follows:

TS&W International Equity Portfolio

Class	Shares	Amount
I	5,502	$83,612

Transamerica Funds		Semi-Annual Report 2012

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 8. (continued)

Transamerica International Equity

Classes	Shares		Amount
A	7		$100
C	7		100
I	(a	)	(a	)
I2	(a	)	(a	)

(a)	Classes I and I2 held less 1 share and $1 at time of acquisition.

The exchange ratios of the reorganization for each class are as follows (Transamerica International Equity shares issuable/TS&W International Equity Portfolio):

TS&W International Equity Portfolio

Class	Exchange Ratio
I	1.00

The exchange ratios of the reorganization for each class are as follows:

Transamerica International Equity

Classes	Exchange Ratio
A	1.00
C	1.00
I	1.00
I2	1.00

NOTE 9. SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Funds’ financial statements.

Transamerica Funds		Semi-Annual Report 2012

TRANSAMERICA EMERGING MARKETS EQUITY

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

(unaudited)

At a meeting of the Board of Trustees of Transamerica Funds (the “Board”) held on January 26, 2012, the Board reviewed and considered the approval of a proposed mandate to establish Transamerica Emerging Markets Equity as a new series of Transamerica Funds (the “Trust”). The Board reviewed and considered the proposed investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Emerging Markets Equity (the “Fund”) and Transamerica Asset Management, Inc. (“TAM”), as well as the proposed investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Fund between TAM and ClariVest Asset Management LLC (“ClariVest”) (the “Sub-Adviser”), to determine whether the agreements should be approved for an initial two-year period.

Following their review and consideration, the Board determined that the proposed Investment Advisory Agreement and the proposed Sub-Advisory Agreement will enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, fair, and in the best interests of its shareholders. The Board, including the independent members of the Board, unanimously approved the proposed Investment Advisory Agreement and Sub-Advisory Agreement.

In reaching their decision, the Board requested and obtained from TAM and ClariVest such information as they deemed reasonably necessary to evaluate the proposed agreements. In considering the proposed approval of Investment Advisory Agreement and Sub-Advisory Agreement, the Board evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. The Board based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions and each member of the Board may have attributed different weights to the various factors.

The nature, extent and quality of the advisory services to be provided. The Board considered the nature, extent and quality of the services expected to be provided by TAM and ClariVest. The Board considered the services to be provided by TAM for the portion of the management fee it will retain after payment of ClariVest’s fee, including oversight of the performance of administrative, recordkeeping, shareholder relations, regulatory reporting and other functions of the New Series as well as “manager of managers” services TAM will provide in the form of selection and oversight of ClariVest. The Board also considered the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and ClariVest, TAM’s management oversight process and the professional qualifications of ClariVest’s portfolio management team. The Board Members determined that TAM and ClariVest are able to provide investment and related services that are appropriate in scope and extent in light of the New Series’ operations, the competitive landscape of the investment company business and investor needs.

The investment performance of the New Series. The New Series is not yet in existence and therefore has no historical performance for the Board to review. However, the Board Members were provided performance data for ClariVest’s investment strategy to be followed by the New Series as compared against the median of the eVestment Emerging Markets All Cap Equity peer group and the New Series’ proposed benchmark for the period October 1, 2006 through September 30, 2011 (annualized). It was noted that, according to the performance information for the strategy, the strategy outperformed the benchmark on an absolute and risk-adjusted basis over a trailing one-, three- and five-year period, while besting the majority of its peers. On the basis of the Board Members’ assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and ClariVest, the Board Members concluded that TAM and ClariVest are capable of generating a level of investment performance that is appropriate in light of the New Series’ proposed investment objectives, policies and strategies.

The cost of advisory services provided and the level of profitability. The New Series is not yet in existence and therefore no actual revenue, cost or profitability data was available for the Board to review. However, the Board reviewed projected profitability information regarding TAM’s costs of procuring portfolio management services as well as the costs of providing administration, transfer agency and other services to the New Series by TAM and its affiliates. The Board Members also reviewed information comparing the fees and expenses of the New Series to those of funds in its Lipper category, noting that the proposed advisory fee for the New Series was lower than the Lipper category median. The Board Members noted the anticipated profitability of the relationship between the New Series, TAM and its affiliates, and ClariVest, and determined that the management and sub-advisory fees to be received by TAM and ClariVest under the agreements are consistent with TAM’s fiduciary duty under applicable law.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the New Series grows. In evaluating the extent to which the fees payable under the new investment advisory and sub-advisory agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board took note of TAM’s and ClariVest’s pricing schedules and the proposed advisory fee and sub-advisory fee breakpoints, as detailed in the materials provided to the Board, and noted each fee breakpoint with respect to the various asset levels to be achieved by the New Series. The Board concluded that the proposed fees and breakpoints may benefit investors by permitting economies of scale in the form of lower management fees as the level of assets grows for the New Series. The Board Members also noted that, in the future, they would have the opportunity to periodically reexamine whether the New Series has achieved economies of scale and the appropriateness of management fees payable to TAM and fees payable by TAM to ClariVest.

Transamerica Funds		Semi-Annual Report 2012

TRANSAMERICA EMERGING MARKETS EQUITY (continued)

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

(unaudited)

Benefits to TAM, its affiliates, or ClariVest from their relationship with the New Series. The Board noted that TAM believes that other benefits anticipated to be derived by TAM, its affiliates, and ClariVest from their relationships with the New Series are expected to be consistent with industry practice. The Board Members noted that TAM would not realize soft dollar benefits from its relationship with the New Series, and that ClariVest may engage in soft dollar arrangements consistent with applicable law and “best execution” requirements.

Other considerations. The Board considered the investment objective of the New Series and its investment strategies and noted that TAM believes that the New Series would enhance the Trust’s retail product line-up as well as the investment options for the asset allocation funds. The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the New Series in a professional manner that is consistent with the best interests of the New Series and its shareholders. In this regard, the Board Members favorably considered TAM’s procedures and policies to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of ClariVest. The Board Members also noted that TAM has made a significant entrepreneurial commitment to the management and success of the New Series, reflected by TAM’s expense limitation arrangement with the New Series that may result in TAM waiving fees for the benefit of shareholders.

Transamerica Funds		Semi-Annual Report 2012

TRANSAMERICA LARGE CAP GROWTH

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

(unaudited)

At a meeting of the Board of Trustees of Transamerica Funds (the “Board”) held on January 26, 2012, the Board reviewed and considered the approval of a proposed mandate to establish Transamerica Large Cap Growth as a new series of Transamerica Funds (the “Trust”). The Board reviewed and considered the proposed investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Large Cap Growth (the “Fund”) and Transamerica Asset Management, Inc. (“TAM”), as well as the proposed investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Fund between TAM and BNP Paribas Asset Management, Inc. (“BNP”) (the “Sub-Adviser”), to determine whether the agreements should be approved for an initial two-year period.

Following their review and consideration, the Board determined that the proposed Investment Advisory Agreement and the proposed Sub-Advisory Agreement will enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, fair, and in the best interests of its shareholders. The Board, including the independent members of the Board, unanimously approved the proposed Investment Advisory Agreement and Sub-Advisory Agreement.

In reaching their decision, the Board requested and obtained from TAM and BNP such information as they deemed reasonably necessary to evaluate the proposed agreements. In considering the proposed approval of Investment Advisory Agreement and Sub-Advisory Agreement, the Board evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. The Board based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions and each member of the Board may have attributed different weights to the various factors.

The nature, extent and quality of the advisory services to be provided. The Board considered the nature, extent and quality of the services expected to be provided by TAM and BNP. The Board considered the services to be provided by TAM for the portion of the management fee it will retain after payment of BNP’s fee, including oversight of the performance of administrative, recordkeeping, shareholder relations, regulatory reporting and other functions of the New Series as well as “manager of managers” services TAM will provide in the form of selection and oversight of BNP. The Board also considered the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and BNP, TAM’s management oversight process and the professional qualifications of BNP’s portfolio management team. The Board Members determined that TAM and BNP are able to provide investment and related services that are appropriate in scope and extent in light of the New Series’ operations, the competitive landscape of the investment company business and investor needs.

The investment performance of the New Series. The New Series is not yet in existence and therefore has no historical performance for the Board to review. However, the Board Members were provided performance data for BNP’s investment strategy to be followed by the New Series as compared against the median of the eVestment Large Cap Growth peer group and the New Series’ proposed benchmark for the period October 1, 2006 through September 30, 2011 (annualized). It was noted that, according to the performance information for the strategy, the strategy exhibited absolute and risk-adjusted returns comparable to the benchmark over a trailing one-, three- and five-year period, while besting the majority of its peers. On the basis of the Board Members’ assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and BNP, the Board Members concluded that TAM and BNP are capable of generating a level of investment performance that is appropriate in light of the New Series’ proposed investment objectives, policies and strategies.

The cost of advisory services provided and the level of profitability. The New Series is not yet in existence and therefore no actual revenue, cost or profitability data was available for the Board to review. However, the Board reviewed projected profitability information regarding TAM’s costs of procuring portfolio management services as well as the costs of providing administration, transfer agency and other services to the New Series by TAM and its affiliates. The Board Members also reviewed information comparing the fees and expenses of the New Series to those of funds in its Lipper category, noting that the proposed advisory fee for the New Series was lower than the Lipper category median. The Board Members noted the anticipated profitability of the relationship between the New Series, TAM and its affiliates, and BNP, and determined that the management and sub-advisory fees to be received by TAM and BNP under the agreements are consistent with TAM’s fiduciary duty under applicable law.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the New Series grows. In evaluating the extent to which the fees payable under the new investment advisory and sub-advisory agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board took note of TAM’s and BNP’s pricing schedules and the proposed advisory fee and sub-advisory fee breakpoints, as detailed in the materials provided to the Board, and noted each fee breakpoint with respect to the various asset levels to be achieved by the New Series. The Board concluded that the proposed fees and breakpoints may benefit investors by permitting economies of scale in the form of lower management fees as the level of assets grows for the New Series. The Board Members also noted that, in the future, they would have the opportunity to periodically reexamine whether the New Series has achieved economies of scale and the appropriateness of management fees payable to TAM and fees payable by TAM to BNP.

Transamerica Funds		Semi-Annual Report 2012

TRANSAMERICA LARGE CAP GROWTH (continued)

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

(unaudited)

Benefits to TAM, its affiliates, or BNP from their relationship with the New Series. The Board noted that TAM believes that other benefits anticipated to be derived by TAM, its affiliates, and BNP from their relationships with the New Series are expected to be consistent with industry practice. The Board Members noted that TAM would not realize soft dollar benefits from its relationship with the New Series, and that BNP may engage in soft dollar arrangements consistent with applicable law and “best execution” requirements.

Other considerations. The Board considered the investment objective of the New Series and its investment strategies and noted that TAM believes that the New Series would enhance the Trust’s retail product line-up as well as the investment options for the asset allocation funds. The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the New Series in a professional manner that is consistent with the best interests of the New Series and its shareholders. In this regard, the Board Members favorably considered TAM’s procedures and policies to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of BNP. The Board Members also noted that TAM has made a significant entrepreneurial commitment to the management and success of the New Series, reflected by TAM’s expense limitation arrangement with the New Series that may result in TAM waiving fees for the benefit of shareholders.

Transamerica Funds		Semi-Annual Report 2012

TRANSAMERICA SMALL CAP VALUE

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

(unaudited)

At a meeting of the Board of Trustees of Transamerica Funds (the “Board”) held on January 26, 2012, the Board reviewed and considered the approval of a proposed mandate to establish Transamerica Small Cap Value as a new series of Transamerica Funds (the “Trust”). The Board reviewed and considered the proposed investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Small Cap Value (the “Fund”) and Transamerica Asset Management, Inc. (“TAM”), as well as the proposed investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Fund between TAM and Lombardia Capital Partners, LLC (“Lombardia”) (the “Sub-Adviser”), to determine whether the agreements should be approved for an initial two-year period.

Following their review and consideration, the Board determined that the proposed Investment Advisory Agreement and the proposed Sub-Advisory Agreement will enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, fair, and in the best interests of its shareholders. The Board, including the independent members of the Board, unanimously approved the proposed Investment Advisory Agreement and Sub-Advisory Agreement.

In reaching their decision, the Board requested and obtained from TAM and Lombardia such information as they deemed reasonably necessary to evaluate the proposed agreements. In considering the proposed approval of Investment Advisory Agreement and Sub-Advisory Agreement, the Board evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. The Board based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions and each member of the Board may have attributed different weights to the various factors.

The nature, extent and quality of the advisory services to be provided. The Board considered the nature, extent and quality of the services expected to be provided by TAM and Lombardia. The Board considered the services to be provided by TAM for the portion of the management fee it will retain after payment of Lombardia’s fee, including oversight of the performance of administrative, recordkeeping, shareholder relations, regulatory reporting and other functions of the New Series as well as “manager of managers” services TAM will provide in the form of selection and oversight of Lombardia. The Board also considered the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and Lombardia, TAM’s management oversight process and the professional qualifications of Lombardia’s portfolio management team. The Board Members determined that TAM and Lombardia are able to provide investment and related services that are appropriate in scope and extent in light of the New Series’ operations, the competitive landscape of the investment company business and investor needs.

The investment performance of the New Series. The New Series is not yet in existence and therefore has no historical performance for the Board to review. However, the Board Members were provided performance data for Lombardia’s investment strategy to be followed by the New Series as compared against the median of the eVestment US Small Cap Value peer group and the New Series’ proposed benchmark for the period October 1, 2006 through September 30, 2011 (annualized). It was noted that, according to the performance information for the strategy, the strategy outperformed the benchmark on an absolute and risk-adjusted basis over a trailing one-, three- and five-year period, while generally performing in line with or better than a majority of its peers. On the basis of the Board Members’ assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and Lombardia, the Board Members concluded that TAM and Lombardia are capable of generating a level of investment performance that is appropriate in light of the New Series’ proposed investment objectives, policies and strategies.

The cost of advisory services provided and the level of profitability. The New Series is not yet in existence and therefore no actual revenue, cost or profitability data was available for the Board to review. However, the Board reviewed projected profitability information regarding TAM’s costs of procuring portfolio management services as well as the costs of providing administration, transfer agency and other services to the New Series by TAM and its affiliates. The Board Members also reviewed information comparing the fees and expenses of the New Series to those of funds in its Lipper category. The Board Members considered the impact of capacity constraints in the small cap space on fee negotiations relating to the New Series, noting that the proposed advisory fee for the New Series was higher than the Lipper category median, but that the estimated total expenses of the New Series were comparable to the Lipper category median. The Board Members noted the anticipated profitability of the relationship between the New Series, TAM and its affiliates, and Lombardia, and determined that the management and sub-advisory fees to be received by TAM and Lombardia under the agreements are consistent with TAM’s fiduciary duty under applicable law.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the New Series grows. In evaluating the extent to which the fees payable under the new investment advisory and sub-advisory agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board took note of TAM’s and Lombardia’s pricing schedules and the proposed advisory fee and sub-advisory fee breakpoints, as detailed in the materials provided to the Board, and noted each fee breakpoint with respect to the various asset levels to be achieved by the New Series. The Board concluded that the proposed fees and breakpoints may benefit investors by permitting economies of scale in the form of lower management fees as the level of assets grows for the New Series. The Board Members also noted that, in the future, they would have the opportunity to periodically reexamine whether the New Series has achieved economies of scale and the appropriateness of management fees payable to TAM and fees payable by TAM to Lombardia.

Transamerica Funds		Semi-Annual Report 2012

TRANSAMERICA SMALL CAP VALUE (continued)

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

(unaudited)

Benefits to TAM, its affiliates, or Lombardia from their relationship with the New Series. The Board noted that TAM believes that other benefits anticipated to be derived by TAM, its affiliates, and Lombardia from their relationships with the New Series are expected to be consistent with industry practice. The Board Members noted that TAM would not realize soft dollar benefits from its relationship with the New Series, and that Lombardia may engage in soft dollar arrangements consistent with applicable law and “best execution” requirements.

Other considerations. The Board considered the investment objective of the New Series and its investment strategies and noted that TAM believes that the New Series would enhance the Trust’s retail product line-up as well as the investment options for the asset allocation funds. The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the New Series in a professional manner that is consistent with the best interests of the New Series and its shareholders. In this regard, the Board Members favorably considered TAM’s procedures and policies to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of Lombardia. The Board Members also noted that TAM has made a significant entrepreneurial commitment to the management and success of the New Series, reflected by TAM’s expense limitation arrangement with the New Series that may result in TAM waiving fees for the benefit of shareholders.

Transamerica Funds		Semi-Annual Report 2012

TRANSAMERICA TACTICAL INCOME

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

(unaudited)

At a meeting of the Board of Trustees of Transamerica Funds (the “Board”) held on August 17, 2011, the Board reviewed and considered the approval of a proposed mandate to establish Transamerica Tactical Income as a new series of Transamerica Funds (the “Trust”). The Board reviewed and considered the proposed investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Tactical Income (the “Fund”) and Transamerica Asset Management, Inc. (“TAM”), as well as the proposed investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Fund between TAM and AEGON USA Investment Management, LLC (“AUIM”) (the “Sub-Adviser”), to determine whether the agreements should be approved for an initial two-year period.

Following their review and consideration, the Board determined that the proposed Investment Advisory Agreement and the proposed Sub-Advisory Agreement will enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, fair, and in the best interests of its shareholders. The Board, including the independent members of the Board, unanimously approved the proposed Investment Advisory Agreement and Sub-Advisory Agreement.

In reaching their decision, the Board requested and obtained from TAM and AUIM such information as they deemed reasonably necessary to evaluate the proposed agreements. In considering the proposed approval of Investment Advisory Agreement and Sub-Advisory Agreement, the Board evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. The Board based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions and each member of the Board may have attributed different weights to the various factors.

The nature, extent and quality of the advisory services to be provided. The Board considered the nature, extent and quality of the services expected to be provided by TAM and AUIM. The Board considered the services to be provided by TAM for the portion of the management fee it will retain after payment of AUIM’s fee, including oversight of the performance of administrative, recordkeeping, shareholder relations, regulatory reporting and other functions of the New Series as well as “manager of managers” services TAM will provide in the form of selection and oversight of AUIM. The Board also considered the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and AUIM, TAM’s management oversight process and the professional qualifications of AUIM’s portfolio management team. The Board Members determined that TAM and AUIM can provide investment and related services that are appropriate in scope and extent in light of the New Series’ operations, the competitive landscape of the investment company business and investor needs.

It was noted that in order for the New Series to invest in the Vanguard, iShares, ProShares and SPDR Index Exchange Traded Funds (“ETFs”), as proposed, the Board was required to consider whether the fees to be charged by TAM and AUIM were duplicative of those to be charged by each of the ETF managers. It was noted that TAM will render “manager of managers” services to the New Series by, among other things, closely monitoring AUIM’s performance and by adding additional sub-advisers or altering the composition of sub-advisers as necessary to adapt to market conditions or the New Series’ performance. It also was noted that AUIM has developed an asset allocation model which they will utilize to select a basket of investments for the New Series in an attempt to match or exceed the return of an unmanaged benchmark. On these bases, the Board determined that the fees to be charged by TAM and AUIM are based on services that are in addition to, rather than duplicative of, the services provided by the investment advisers to the underlying ETFs in which the New Series will invest.

The investment performance of the New Series. The New Series is not yet in existence and therefore had no historical performance for the Board to review. However, the Board Members were provided with model performance data based on back testing against the proposed primary and composite benchmark for the period of July 2006 to June 2011. The Board Members noted that based on this model, the annualized performance of the New Series exhibited higher returns than the primary and composite benchmarks for the 1-, 3-and 5-year periods ended June 30, 2011. On the basis of the Board Members’ assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and AUIM, the Board Members concluded that TAM and AUIM are capable of generating a level of investment performance that is appropriate in light of the New Series’ proposed investment objectives, policies and strategies.

The cost of advisory services provided and the level of profitability. The New Series was not yet in existence and therefore no revenue, cost or profitability data was available for the Board to review. However, the Board reviewed projected profitability information regarding TAM’s costs of procuring portfolio management services as well as the costs of providing administration, transfer agency, fund accounting and other services to the New Series by TAM and its affiliates. The Board Members noted that the proposed advisory fee for the New Series was higher than its Lipper category median, but noted that Lipper does not currently have a category devoted to tactical allocation funds and, as a result, the peer group information reflected fees for a variety of funds. The Board Members noted the anticipated profitability of the relationship between the New Series, TAM and its affiliates, and AUIM, as applicable, and determined that the management and sub-advisory fees to be received by TAM and AUIM under the agreements are consistent with TAM’s fiduciary duty under applicable law.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the New Series grows. In evaluating the extent to which the management fees payable under the new investment advisory and sub-advisory agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board took note of TAM’s and AUIM’s pricing schedules and the proposed advisory and sub-advisory fee breakpoints, as detailed in the materials provided to the Board, and noted each fee breakpoint with respect to the various asset levels to be achieved by the New Series. The Board concluded that the proposed fees and breakpoints may benefit investors by permitting economies of scale in the form of lower management fees as the level of assets grows for the New Series. The Board Members also noted that, in the future, they would have the opportunity to periodically reexamine whether the New Series has achieved economies of scale and the appropriateness of management fees payable to TAM and fees payable by TAM to AUIM.

Transamerica Funds		Semi-Annual Report 2012

TRANSAMERICA TACTICAL INCOME (continued)

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

(unaudited)

Benefits to TAM, its affiliates, or AUIM from their relationship with the New Series. The Board noted that TAM believes that other benefits anticipated to be derived by TAM, its affiliates, and AUIM from their relationships with the New Series are expected to be consistent with industry practice. The Board Members noted that TAM would not realize soft dollar benefits from its relationship with the New Series, and that AUIM may engage in soft dollar arrangements consistent with applicable law and “best execution” requirements. It was noted, however, that given the nature of the proposed New Series and the role of AUIM in selecting ETF investments for the proposed New Series, there were unlikely to be significant brokerage or soft dollar arrangements.

Other considerations. The Board considered the investment objective of the New Series and its investment strategy and noted that TAM believes that the New Series would enhance the retail product line-up of the Trust. The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the New Series in a professional manner that is consistent with the best interests of the New Series and its shareholders. In this regard, the Board Members favorably considered TAM’s procedures and policies to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of AUIM. The Board Members also noted and favorably considered the procedures and policies created for investing in the Vanguard, iShares, ProShares and SPDR Index ETFs pursuant to their respective exemptive orders. The Board Members also noted that TAM has made a significant entrepreneurial commitment to the management and success of the New Series, reflected by TAM’s expense limitation and fee waiver arrangements with the New Series that may result in TAM waiving fees for the benefit of shareholders. In approving the New Series, the Board also considered the high quality of the sub-adviser’s portfolio management personnel who will manage the New Series under the sub-advisory agreement, and their overall portfolio management capabilities. The Board noted TAM’s belief that AUIM, too, has made substantial commitments to the recruitment and retention of high quality personnel, and maintain the financial and operational resources reasonably necessary to manage the New Series.

Transamerica Funds		Semi-Annual Report 2012

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS

(unaudited)

A description of the Transamerica Funds’ proxy voting policies and procedures is available in the Statement of Additional Information of the Portfolios, available without charge upon request by calling 1-888-233-4339 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

In addition, the Funds are required to file Form N-PX, with their complete proxy voting records for the 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) from the Funds, upon request by calling 1-888-233-4339; and (2) on the SEC’s website at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q, which is available on the SEC’s website at http://www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

You may also visit the Trust’s website at www.transamericainvestments.com for this and other information about the Funds and the Trust.

Important Notice Regarding Delivery of Shareholder Documents

Every year we send shareholders informative materials such as the Transamerica Funds Annual Report, the Transamerica Funds Prospectus, and other required documents that keep you informed regarding your Funds. Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.

Transamerica Funds		Semi-Annual Report 2012

NOTICE OF PRIVACY POLICY

(unaudited)

Protecting your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.

What Information We Collect and From Whom We Collect It

We may collect nonpublic personal information about you from the following sources:

•	Information we receive from you on applications or other forms, such as your name, address, and account number;

•	Information about your transactions with us, our affiliates, or others, such as your account balance and purchase/redemption history; and

•	Information we receive from non-affiliated third parties, including consumer reporting agencies.

What Information We Disclose and To Whom We Disclose It

We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to persons or companies that perform services on our behalf and to other financial institutions with which we have joint marketing agreements. We will require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.

Our Security Procedures

We restrict access to your nonpublic personal information and only allow disclosures to persons and companies as permitted by law to assist in providing products or services to you. We maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information and to safeguard the disposal of certain consumer information.

If you have any questions about our Privacy Policy, please call 1-888-233-4339 on any business day between 8 a.m. and 7 p.m. Eastern Time.

Note: This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our funds in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.

Transamerica Funds		Semi-Annual Report 2012

Customer Service 1-888-233-4339

P.O. Box 9012 • Clearwater, FL 33758-9012

Distributor: Transamerica Capital, Inc.

Class I2 Funds

Semi-Annual Report

April 30, 2012

www.transamericainvestments.com

Customer Service 1-888-233-4339

P.O. Box 9012 • Clearwater, FL 33758-9012

Distributor: Transamerica Capital, Inc.

Dear Fellow Shareholder,

On behalf of Transamerica Funds, we would like to thank you for your continued support and confidence in our products as we look forward to continuing to serve you and your financial adviser in the future. We value the trust you have placed in us.

This semi-annual report is provided to you with the intent of presenting a comprehensive review of the investments of each of your funds. The Securities and Exchange Commission requires that annual and semi-annual reports be sent to all shareholders, and we believe this report to be an important part of the investment process. In addition to providing a comprehensive review, this report also provides a discussion of accounting policies as well as matters presented to shareholders that may have required their vote.

We believe it is important to understand market conditions over the last six months in order to provide a context for reading this report. As the period began in November of 2011, the crisis in Europe had already driven most global asset prices down. Investors were gripped by the fear of both a European Sovereign default and a large European bank failure potentially causing a global banking crisis. In December, the European Central Bank responded by making unlimited loans available to troubled European banks. In turn, these European banks used a portion of this money to purchase Sovereign bonds. The combined effect was to significantly reduce market fear and selling pressure.

Then, in January and February of 2012, economic strength in the United States coincided with temporarily improved economic results in Asia and Europe. Relieved investors jumped back into risky assets, and as a result, equity and bond markets across the globe rallied strongly for the first two months of the year. In March and April, economic weakness in Europe and in China reasserted itself, and as a result, global equities gave up a significant portion of their gains. U.S. economics weakened slightly but remained strong relative to the rest of the world allowing U.S. equities to hold their ground. For the six month period ending April 30, 2012, the Standard & Poor’s 500® Index gained 12.77%, the Morgan Stanley Capital International – Europe, Australasia, Far East Index gained 2.71%, and the Barclays U.S. Aggregate Bond Index gained 2.44%. Please keep in mind it is important to maintain a diversified portfolio as investment returns have historically been difficult to predict.

In addition to your active involvement in the investment process, we firmly believe that a financial adviser is a key resource to help you build a complete picture of your current and future financial needs. Financial advisers are familiar with the market’s history, including long-term returns and volatility of various asset classes. With your financial adviser, you can develop an investment program that incorporates factors such as your goals, your investment timeline, and your risk tolerance.

Please contact your financial adviser if you have any questions about the contents of this report, and thanks again for the confidence you have placed in us.

Sincerely,

Thomas A. Swank	Christopher A. Staples
President & Chief Executive Officer	Vice President & Chief Investment Officer
Transamerica Funds	Transamerica Funds

Understanding Your Funds’ Expenses

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions; and (2) ongoing costs, including management fees, dividend expense on short-sales, and other fund expenses.

The following examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in the funds and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an investment of $1,000 invested at November 1, 2011 and held for the entire period until April 30, 2012.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not a part of the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses, and interest expense.

		Actual Expenses		Hypothetical Expenses(A)
Fund Name(B)	Beginning Account Value	Ending Account Value	Expenses Paid During Period(C)	Ending Account Value	Expenses Paid During Period(C)	Annualized Expense Ratio
Transamerica Arbitrage Strategy	$1,000.00	$1,006.80	$9.98	$1,014.92	$10.02	2.00	%(D)
Transamerica Bond	1,000.00	1,063.00	3.69	1,021.28	3.62	0.72
Transamerica Core Bond	1,000.00	1,030.00	2.32	1,022.58	2.31	0.46
Transamerica Developing Markets Debt	1,000.00	1,075.20	5.21	1,019.84	5.07	1.01
Transamerica Developing Markets Equity	1,000.00	1,061.80	6.87	1,018.20	6.72	1.34
Transamerica Emerging Markets	1,000.00	1,037.10	7.09	1,017.90	7.02	1.40
Transamerica Global Macro	1,000.00	988.00	7.12	1,017.70	7.22	1.44
Transamerica Global Real Estate Securities	1,000.00	1,093.40	5.05	1,020.04	4.87	0.97
Transamerica Growth	1,000.00	1,142.30	4.42	1,020.74	4.17	0.83
Transamerica International	1,000.00	1,062.50	5.64	1,019.39	5.52	1.10
Transamerica International Equity Opportunities	1,000.00	1,068.40	5.25	1,019.79	5.12	1.02
Transamerica International Small Cap	1,000.00	1,082.80	6.37	1,018.75	6.17	1.23
Transamerica International Value	1,000.00	1,025.20	5.29	1,019.64	5.27	1.05
Transamerica International Value Opportunities	1,000.00	1,051.40	5.81	1,019.19	5.72	1.14
Transamerica Large Cap Value	1,000.00	1,119.70	4.43	1,020.69	4.22	0.84
Transamerica Long/Short Strategy	1,000.00	1,016.50	17.35	1,007.66	17.27	3.46	(E)
Transamerica Mid Cap Value	1,000.00	1,141.90	4.79	1,020.39	4.52	0.90
Transamerica Real Return TIPS	1,000.00	1,042.10	3.66	1,021.28	3.62	0.72
Transamerica Select Equity	1,000.00	1,122.80	4.06	1,021.03	3.87	0.77
Transamerica Small- & Mid-Cap Value Select	1,000.00	1,048.70	4.99	1,019.99	4.92	0.98
Transamerica Small Company Growth	1,000.00	1,072.90	5.26	1,019.79	5.12	1.02
Transamerica Total Return	1,000.00	1,040.90	3.76	1,021.18	3.72	0.74
Transamerica Value	1,000.00	1,070.30	4.53	1,020.49	4.42	0.88

(A)	5% return per year before expenses.
(B)	See the notes to the financial statements for information regarding name changes for the funds.
(C)

Expenses are calculated using the fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(D)	Includes dividends and interest on securities sold short (representing 0.75% of average net assets).
(E)	Includes dividends and interest on securities sold short (representing 2.05% of average net assets).

Transamerica Funds		Semi-Annual Report 2012

Schedules of Investments Composition

At April 30, 2012

(The following charts summarize the Schedules of Investments of the funds by asset type.)

(unaudited)

Transamerica Arbitrage Strategy	% of Net Assets
Common Stocks	86.1%
Repurchase Agreement	8.5
Investment Company	1.9
Purchased Options	0.7
Other Assets and Liabilities—Net(A)	2.8

Total	100.0%

Transamerica Bond	% of Net Assets
Corporate Debt Securities	46.3%
Securities Lending Collateral	21.8
Foreign Government Obligations	18.5
U.S. Government Obligations	8.4
Convertible Bonds	8.0
Mortgage-Backed Securities	7.2
Convertible Preferred Stocks	3.7
Repurchase Agreement	2.1
Common Stocks	1.5
Preferred Stocks	1.4
Asset-Backed Securities	0.9
Structured Notes Debt	0.8
Preferred Corporate Debt Securities	0.2
Other Assets and Liabilities—Net	(20.8)

Total	100.0%

Transamerica Core Bond	% of Net Assets
U.S. Government Agency Obligations	50.0%
Corporate Debt Securities	15.8
U.S. Government Obligations	14.2
Mortgage-Backed Securities	10.6
Securities Lending Collateral	7.7
Repurchase Agreement	3.9
Asset-Backed Securities	3.3
Foreign Government Obligations	1.6
Municipal Government Obligations	0.2
Other Assets and Liabilities—Net	(7.3)

Total	100.0%

Transamerica Developing Markets Debt	% of Net Assets
Foreign Government Obligations	58.1%
Corporate Debt Securities	30.6
Securities Lending Collateral	11.7
Repurchase Agreement	9.7
Other Assets and Liabilities—Net(A)	(10.1)

Total	100.0%

Transamerica Developing Markets Equity	% of Net Assets
Common Stocks	91.3%
Securities Lending Collateral	12.9
Repurchase Agreement	5.3
Preferred Stocks	1.7
Other Assets and Liabilities—Net	(11.2)

Total	100.0%

Transamerica Emerging Markets	% of Net Assets
Common Stocks	92.2%
Securities Lending Collateral	5.6
Repurchase Agreement	2.9
Preferred Stocks	1.0
Investment Company	0.2
Other Assets and Liabilities—Net	(1.9)

Total	100.0%

Transamerica Global Macro	% of Net Assets
Short-Term U.S. Government Obligations	62.7%
Repurchase Agreement	36.1
Purchased Options	0.3
Other Assets and Liabilities—Net(A)	0.9

Total	100.0%

Transamerica Global Real Estate Securities	% of Net Assets
Common Stocks	98.3%
Securities Lending Collateral	17.3
Repurchase Agreement	1.3
Right	0.0 *
Other Assets and Liabilities—Net	(16.9)

Total	100.0%

Transamerica Growth	% of Net Assets
Common Stocks	99.3%
Securities Lending Collateral	5.0
Repurchase Agreement	0.4
Other Assets and Liabilities—Net	(4.7)

Total	100.0%

Transamerica International	% of Net Assets
Common Stocks	95.2%
Securities Lending Collateral	12.3
Repurchase Agreement	3.0
Other Assets and Liabilities—Net	(10.5)

Total	100.0%

Transamerica International Equity Opportunities	% of Net Assets
Common Stocks	100.5%
Securities Lending Collateral	9.8
Other Assets and Liabilities—Net	(10.3)

Total	100.0%

Transamerica International Small Cap	% of Net Assets
Common Stocks	96.6%
Securities Lending Collateral	13.5
Repurchase Agreement	0.7
Right	0.0 *
Other Assets and Liabilities—Net	(10.8)

Total	100.0%

Transamerica Funds		Semi-Annual Report 2012

Schedules of Investments Composition (continued)

At April 30, 2012

(The following charts summarize the Schedules of Investments of the funds by asset type.)

(unaudited)

Transamerica International Value	% of Net Assets
Common Stocks	95.7%
Securities Lending Collateral	12.9
Preferred Stocks	2.5
Other Assets and Liabilities—Net	(11.1)

Total	100.0%

Transamerica International Value Opportunities	% of Net Assets
Common Stocks	95.9%
Securities Lending Collateral	7.5
Preferred Stocks	1.8
Repurchase Agreement	1.8
Other Assets and Liabilities—Net(A)	(7.0)

Total	100.0%

Transamerica Large Cap Value	% of Net Assets
Common Stocks	99.9%
Securities Lending Collateral	4.5
Short-Term Investment Company	0.1
Other Assets and Liabilities—Net	(4.5)

Total	100.0%

Transamerica Long/Short Strategy	% of Net Assets
Common Stocks	103.9%
Repurchase Agreement	0.1
Other Assets and Liabilities—Net(A)	(4.0)

Total	100.0%

Transamerica Mid Cap Value	% of Net Assets
Common Stocks	98.1%
Securities Lending Collateral	9.0
Repurchase Agreement	1.6
Other Assets and Liabilities—Net	(8.7)

Total	100.0%

Transamerica Real Return TIPS	% of Net Assets
U.S. Government Obligations	90.0%
Corporate Debt Securities	10.8
Securities Lending Collateral	9.9
Mortgage-Backed Securities	3.7
Foreign Government Obligations	3.4
Asset-Backed Securities	0.8
Loan Assignments	0.7
U.S. Government Agency Obligations	0.4
Repurchase Agreement	0.2
Municipal Government Obligations	0.1
Short-Term U.S. Government Obligation	0.0 *
Purchased Swaptions	0.0 *
Other Assets and Liabilities—Net(A)	(20.0)

Total	100.0%

Transamerica Select Equity	% of Net Assets
Common Stocks	95.7%
Repurchase Agreement	4.3
Other Assets and Liabilities—Net	— *

Total	100.0%

Transamerica Small- & Mid-Cap Value Select	% of Net Assets
Common Stocks	89.5%
Repurchase Agreement	64.9
Securities Lending Collateral	12.5
Other Assets and Liabilities—Net	(66.9)

Total	100.0%

Transamerica Small Company Growth	% of Net Assets
Common Stocks	96.0%
Securities Lending Collateral	25.8
Preferred Stocks	2.6
Convertible Preferred Stock	0.6
Repurchase Agreement	0.4
Corporate Debt Securities	0.0 *
Other Assets and Liabilities—Net	(25.4)

Total	100.0%

Transamerica Total Return	% of Net Assets
U.S. Government Agency Obligations	39.8%
U.S. Government Obligations	18.9
Repurchase Agreements	17.9
Corporate Debt Securities	17.9
Foreign Government Obligations	8.4
Mortgage-Backed Securities	6.6
Securities Lending Collateral	5.1
Municipal Government Obligations	3.5
Asset-Backed Securities	3.0
Short-Term U.S. Government Obligations	1.7
Preferred Corporate Debt Security	0.3
Convertible Preferred Stock	0.2
Preferred Stock	0.1
Other Assets and Liabilities—Net(A)	(23.4)

Total	100.0%

Transamerica Value	% of Net Assets
Common Stocks	86.9%
Securities Lending Collateral	14.4
Repurchase Agreement	12.2
Other Assets and Liabilities—Net	(13.5)

Total	100.0%

(A)

The Other Assets and Liabilities—Net category may include, but is not limited to, Forward Foreign Currency Contracts, Futures Contracts, Swap Agreements, Written Options and Swaptions, Securities Sold Short, and Cash Collateral.

*	Rounds to less than 0.1% or (0.1)%.

Transamerica Funds		Semi-Annual Report 2012

Transamerica Arbitrage Strategy

(formerly, Transamerica Water Island Arbitrage Strategy)

SCHEDULE OF INVESTMENTS

At April 30, 2012

(unaudited)

	Shares	Value (000’s)
COMMON STOCKS—86.1%
Aerospace & Defense—5.0%
Goodrich Corp. Ŏ	53,983	$6,773
Air Freight & Logistics—2.3%
TNT Express NV	263,213	3,191
Automobiles—1.7%
Proton Holdings Bhd	1,271,600	2,303
Biotechnology—1.3%
Allos Therapeutics, Inc. ‡	121,249	221
Ardea Biosciences, Inc. ‡	48,218	1,536
Building Products—0.8%
Wavin NV ‡	74,013	1,027
Capital Markets—0.2%
Edelman Financial Group, Inc.	35,904	317
Chemicals—5.3%
Neo Material Technologies, Inc. ‡	56,568	624
Solutia, Inc. Ŏ	232,685	6,594
Commercial Banks—0.2%
Encore Bancshares, Inc. ‡	10,651	218
Communications Equipment—5.8%
Motorola Mobility Holdings, Inc. ‡ Ŏ	201,857	7,836
Diversified Consumer Services—0.4%
Archipelago Learning, Inc. ‡	54,232	600
Diversified Financial Services—2.0%
Osaka Securities Exchange Co., Ltd.	469	2,685
Diversified Telecommunication Services—1.3%
AboveNet, Inc. ‡	15,595	1,297
SureWest Communications	10,002	226
TELUS Corp. (Non-Voting Shares)—Class A	4,403	258
Electric Utilities—8.3%
Central Vermont Public Service Corp.	66,001	2,327
Progress Energy, Inc. Ŏ	168,445	8,965
Electrical Equipment—3.3%
Thomas & Betts Corp. ‡ Ŏ	62,156	4,470
Electronic Equipment & Instruments—0.2%
DDi Corp.	17,751	231
X-Rite, Inc. ‡	8,200	45
Energy Equipment & Services—2.0%
Flint Energy Services, Ltd. ‡	107,400	2,708
Food Products—2.9%
Viterra, Inc.	248,576	4,003
Health Care Equipment & Supplies—1.6%
Gen-Probe, Inc. ‡	21,136	1,724
Oridion Systems, Ltd. ‡	21,006	463
Health Care Providers & Services—2.0%
Catalyst Health Solutions, Inc. ‡	22,314	1,927
Express Scripts Holding Co. ‡	9,422	526
Rhoen Klinikum AG	10,410	293
Hotels, Restaurants & Leisure—0.0% ¥
KFC Holdings Malaysia Bhd	12,208	15
Insurance—5.3%
Delphi Financial Group, Inc.—Class A Ŏ	159,738	7,255
Internet Software & Services—4.9%
Alibaba.com, Ltd. ‡	3,641,906	6,252
RADVision, Ltd. ‡	37,274	439
Leisure Equipment & Products—0.1%
Adams Golf, Inc. ‡	6,685	72
Life Sciences Tools & Services—1.9% eResearchTechnology, Inc. ‡	89,791	709
Illumina, Inc. ‡ Ŏ	40,681	1,812
Machinery—0.9%
ERA Mining Machinery, Ltd. ‡	9,588,855	1,087
Flanders Corp. ‡	27,445	121
Media—2.7%
Astral Media, Inc.—Class A	55,860	2,761
Knology, Inc. ‡	47,214	918
Metals & Mining—4.2%
BC Iron, Ltd. ‡	47,246	140

	Shares	Value (000’s)
Metals & Mining (continued)
Flinders Mines, Ltd. ‡	3,658,042	$781
Pan American Silver Corp.	32,061	626
Sumitomo Metal Industries, Ltd.	1,588,994	2,855
Sundance Resources, Ltd. ‡	1,777,080	870
Trelawney Mining and Exploration, Inc. ‡	151,787	502
Oil, Gas & Consumable Fuels—7.4%
Cove Energy PLC ‡	225,146	828
El Paso Corp.	279,297	8,287
Energy Transfer Equity, LP	3,087	130
Sunoco, Inc.	4,079	201
Whitecap Resources, Inc. ‡	72,189	650
Pharmaceuticals—1.2%
ISTA Pharmaceuticals, Inc. ‡	175,698	1,590
Semiconductors & Semiconductor Equipment—4.8%
Novellus Systems, Inc. ‡ Ŏ	138,184	6,460
Software—0.6%
Convio, Inc. ‡	53,985	864
Specialty Retail—1.3%
Dreams, Inc. ‡	62,571	214
PEP Boys-Manny Moe & Jack	101,592	1,517
Textiles, Apparel & Luxury Goods—0.1%
Billabong International, Ltd.	24,548	68
Trading Companies & Distributors—4.1%
RSC Holdings, Inc. ‡	236,674	5,614

Total Common Stocks (cost $114,727)		117,026

INVESTMENT COMPANY—1.9%
Capital Markets—1.9%
SPDR S&P 500 ETF Trust	18,626	2,603
Total Investment Company (cost $2,319)

	Notional Amount (000’s)	Value (000’s)
PURCHASED OPTIONS—0.7%
Call Options—0.0% ¥
Eastman Chemical Co. Call Strike $60.00 Expires 06/16/2012	$3	1
Eastman Chemical Co. Call Strike $65.00 Expires 06/16/2012	3	◆
Express Scripts, Inc. Call Strike $60.00 Expires 08/18/2012	3	5
Put Options—0.7%
El Paso Corp. Put Strike $26.00 Expires 07/21/2012	10	3
Kinder Morgan GP, Inc. Put Strike $45.00 Expires 05/19/2012	10	111
Kinder Morgan GP, Inc. Put Strike $45.00 Expires 06/16/2012	24	287
Kinder Morgan, Inc. Put Strike $40.00 Expires 06/16/2012	60	429
Molycorp, Inc. Put Strike $40.00 Expires 09/22/2012	6	84

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica Arbitrage Strategy

(formerly, Transamerica Water Island Arbitrage Strategy)

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2012

(unaudited)

	Notional Amount (000’s)	Value (000’s)
Put Options (continued)
Pan American Silver Corp. Put Strike $18.00 Expires 07/21/2012	$9	$7
SPDR S&P 500 ETF Trust Put Strike $137.00 Expires 07/21/2012	6	21
SPDR S&P 500 ETF Trust Put Strike $138.00 Expires 07/21/2012	6	23
Sunoco, Inc. Put Strike $47.00 Expires 08/18/2012	2	3

Total Purchased Options (cost $1,111)		974

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT —8.5%
State Street Bank & Trust Co. 0.03% ▲, dated 04/30/2012, to be repurchased at $11,504 on 05/01/2012. Collateralized by U.S. Government Agency Obligations, 3.00%—4.00%, due 05/01/2025 - 11/25/2040, and with a total value of $11,736.	$11,504	11,504
Total Repurchase Agreement (cost $11,504)

Total Investment Securities (cost $129,661) P		132,107
Other Assets and Liabilities—Net		3,779

Net Assets		$135,886

	Shares	Value (000’s)
SECURITIES SOLD SHORT—(22.4%)
COMMON STOCKS—(18.3%)
Chemicals—(1.1%)
Eastman Chemical Co.	(27,908)	$(1,506)
Diversified Telecommunication Services—(0.7%)
TELUS Corp.	(16,869)	(1,013)
Electric Utilities—(6.8%)
Duke Energy Corp.	(431,855)	(9,254)
Health Care Technology—(0.7%)
SXC Health Solutions Corp. ‡	(10,297)	(933)
Metals & Mining—(2.2%)
Molycorp, Inc. ‡	(1,102)	(30)
Nippon Steel Corp.	(1,162,651)	(2,897)
Oil, Gas & Consumable Fuels—(0.7%)
Kinder Morgan, Inc.	(9,054)	(325)
Whitecap Resources, Inc.	(71,509)	(644)
Semiconductors & Semiconductor Equipment—(3.8%)
LAM Research Corp. ‡	(125,045)	(5,208)
Trading Companies & Distributors—(2.3%)
United Rentals, Inc. ‡	(65,867)	(3,075)

Total Common Stocks (proceeds $(23,816))		(24,885)

INVESTMENT COMPANY—(3.8%)
Capital Markets—(3.8%)
SPDR S&P 500 ETF Trust	(36,522)	(5,105)
Total Investment Company (proceeds $(5,013))

	Shares	Value (000’s)
WARRANT—(0.3%)
Oil, Gas & Consumable Fuels—(0.3%)
Kinder Morgan, Inc.	(192,326)	$(423)
Expires 02/15/2017
Exercise Price: $40.00
Total Warrant (proceeds $(405))

Total Securities Sold Short (proceeds $(29,234))		(30,413)

	Notional Amount (000’s)	Value (000’s)
WRITTEN OPTIONS —(0.2%)
Call Options —(0.2%)
Duke Energy Corp. Call Strike $21.00 Expires 05/19/2012	$(3)	(2)
El Paso Corp. Call Strike $30.00 Expires 05/19/2012	(1)	(◆)
Energy Transfer Equity, LP Call Strike $42.50 Expires 05/19/2012	(1)	(◆)
Express Scripts, Inc. Call Strike $60.00 Expires 05/19/2012	(10)	(1)
Express Scripts, Inc. Call Strike $57.50 Expires 05/19/2012	(7)	(5)
GEN Probe, Inc. Call Strike $85.00 Expires 06/16/2012	(1)	(◆)
Goodrich Corp. Call Strike $125.00 Expires 05/19/2012	(2)	(2)
Illumina, Inc. Call Strike $44.00 Expires 05/19/2012	(15)	(23)
Illumina, Inc. Call Strike $48.00 Expires 05/19/2012	(6)	(2)
Illumina, Inc. Call Strike $49.00 Expires 05/19/2012	(6)	(1)
Illumina, Inc. Call Strike $45.00 Expires 05/19/2012	(16)	(15)
Illumina, Inc. Call Strike $50.00 Expires 05/19/2012	(2)	(◆)
Illumina, Inc. Call Strike $47.00 Expires 05/19/2012	(13)	(5)
Illumina, Inc. Call Strike $43.00 Expires 05/19/2012	(12)	(26)
Illumina, Inc. Call Strike $46.00 Expires 05/19/2012	(13)	(8)
Illumina, Inc. Call Strike $40.00 Expires 05/19/2012	(◆)	(◆)

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica Arbitrage Strategy

(formerly, Transamerica Water Island Arbitrage Strategy)

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2012

(unaudited)

	Notional Amount (000’s)	Value (000’s)
Call Options (continued)
Illumina, Inc. Call Strike $43.00 Expires 06/16/2012	$( w)	$(1)
Illumina, Inc. Call Strike $41.00 Expires 06/16/2012	( w)	(2)
Illumina, Inc. Call Strike $44.00 Expires 06/16/2012	( w)	(1)
Illumina, Inc. Call Strike $42.00 Expires 06/16/2012	( w)	(1)
Kinder Morgan GP, Inc. Call Strike $35.00 Expires 06/16/2012	(4)	(6)
Kinder Morgan GP, Inc. Call Strike $45.00 Expires 06/16/2012	(32)	(5)
Kinder Morgan GP, Inc. Call Strike $37.50 Expires 06/16/2012	(8)	(6)
Kinder Morgan GP, Inc. Call Strike $40.00 Expires 05/19/2012	(5)	(1)
Kinder Morgan GP, Inc. Call Strike $42.50 Expires 06/16/2012	(25)	(5)
Kinder Morgan GP, Inc. Call Strike $37.50 Expires 05/19/2012	(6)	(2)
Kinder Morgan, Inc. Call Strike $35.00 Expires 05/19/2012	(3)	(3)
Kinder Morgan, Inc. Call Strike $42.50 Expires 05/19/2012	(6)	( w)
Kinder Morgan, Inc. Call Strike $40.00 Expires 06/16/2012	(76)	(29)
LAM Research Corp. Call Strike $40.00 Expires 05/19/2012	(4)	(8)
LAM Research Corp. Call Strike $43.00 Expires 05/19/2012	(1)	( w)
LAM Research Corp. Call Strike $42.00 Expires 05/19/2012	(4)	(3)
LAM Research Corp. Call Strike $41.00 Expires 05/19/2012	(4)	(6)
LAM Research Corp. Call Strike $42.00 Expires 05/04/2012	(2)	(1)
Molycorp, Inc. Call Strike $40.00 Expires 09/22/2012	(6)	(3)
Motorola Mobility Holdings Call Strike $39.00 Expires 05/19/2012	(1)	(1)
Novellus Systems, Inc. Call Strike $46.00 Expires 05/19/2012	(2)	(3)

	Notional Amount (000’s)		Value (000’s)
Call Options (continued)
Novellus Systems, Inc. Call Strike $48.00 Expires 05/19/2012	$(2)		$(1)
Novellus Systems, Inc. Call Strike $47.00 Expires 05/04/2012	(1)		(w)
Novellus Systems, Inc. Call Strike $47.00 Expires 05/19/2012	(2)		(2)
Pan American Silver Corp. ə Call Strike $20.00 Expires 05/19/2012	(9)		(3)
Pan American Silver Corp. ə Call Strike $19.00 Expires 05/19/2012	(9)		(7)
PEP Boys-Manny Moe & Jack ə Call Strike $15.00 Expires 07/21/2012	(30)		(1)
Sunoco, Inc. Jun12 50 Call Call Strike $50.00 Expires 06/16/2012	(2)		(3)
Sxc Health Solutions Corp. Call Strike $77.50 Expires 05/19/2012	(1)		(11)
Sxc Health Solutions Corp. Call Strike $85.00 Expires 05/19/2012	(1)		(9)
Sxc Health Solutions Corp. Call Strike $82.50 Expires 05/19/2012	(1)		(8)
Sxc Health Solutions Corp. Call Strike $75.00 Expires 05/19/2012	(	w)	(6)
Sxc Health Solutions Corp. Call Strike $80.00 Expires 05/19/2012	(1)		(9)
TELUS Corp. (Non-Voting Shares) Call Strike $58.00 Expires 05/19/2012	CAD(5)		(8)
TELUS Corp. (Non-Voting Shares) Call Strike $60.00 Expires 05/19/2012	(3)		(1)
TELUS Corp. (Non-Voting Shares) Call Strike $56.00 Expires 05/19/2012	(4)		(15)
Put Options—0.0%¥
El Paso Corp. Put Strike $28.00 Expires 05/19/2012	$(	w)	(w)
Express Scripts, Inc. Put Strike $52.50 Expires 05/19/2012	(	w)	(w)
Express Scripts, Inc. Put Strike $57.50 Expires 05/19/2012	(	w)	(1)
Express Scripts, Inc. Put Strike $55.00 Expires 05/19/2012	(	w)	(	w)
Express Scripts, Inc. Put Strike $45.00 Expires 05/19/2012	(16)		(1)

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica Arbitrage Strategy

(formerly, Transamerica Water Island Arbitrage Strategy)

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2012

(unaudited)

	Notional Amount (000’s)	Value (000’s)
Put Options (continued)
Illumina, Inc. Put Strike $40.00 Expires 05/19/2012	$(1)	$( w)
Kinder Morgan, Inc. Put Strike $30.00 Expires 06/16/2012	(4)	(3)
Kinder Morgan, Inc. Put Strike $32.50 Expires 06/16/2012	(1)	(2)
Pan American Silver Corp. Put Strike $19.00 Expires 05/19/2012	(17)	(9)
SPDR S&P 500 ETF Trust Put Strike $139.00 Expires 05/04/2012	(5)	(3)
SPDR S&P 500 ETF Trust Put Strike $140.00 Expires 05/04/2012	(5)	(4)
SPDR S&P 500 ETF Trust Put Strike $138.00 Expires 05/04/2012	(5)	(2)
SPDR S&P 500 ETF Trust Put Strike $137.00 Expires 05/04/2012	(1)	( w)
Sunoco, Inc. Put Strike $46.00 Expires 06/16/2012	(2)	(1)
TELUS Corp. (Non-Voting Shares) Put Strike $56.00 Expires 05/19/2012	CAD (5)	(2)

Total Written Options (premiums: $(328))		(289)

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Counterparty	Contracts Bought (Sold) (000’s)	Settlement Date	Amount in U.S. Dollars Bought (Sold) (000’s)	Net Unrealized Appreciation (Depreciation) (000’s)
Australian Dollar	GSC	305	06/15/2012	$313	$3
Australian Dollar	GSC	(150)	06/15/2012	(154)	(2)
Australian Dollar	GSC	(60)	06/15/2012	(62)	(w)
Australian Dollar	GSC	(30)	06/15/2012	(31)	w
Australian Dollar	GSC	(60)	06/15/2012	(62)	w
Australian Dollar	GSC	(280)	06/15/2012	(294)	4
Australian Dollar	GSC	(8)	06/15/2012	(8)	(w)
Australian Dollar	GSC	(6)	06/15/2012	(6)	(w)
Australian Dollar	GSC	(92)	06/15/2012	(96)	1
Australian Dollar	GSC	(50)	06/15/2012	(52)	1
Australian Dollar	GSC	(80)	06/15/2012	(82)	(1)
Australian Dollar	GSC	(12)	06/15/2012	(12)	(w)
Australian Dollar	GSC	30	06/15/2012	31	(w)
Australian Dollar	GSC	550	06/15/2012	568	2
Australian Dollar	GSC	2,570	06/15/2012	2,662	2
Australian Dollar	GSC	50	06/15/2012	51	w
Australian Dollar	GSC	50	06/15/2012	51	1
Australian Dollar	GSC	15	06/15/2012	16	(w)
Australian Dollar	GSC	35	06/15/2012	36	w
Australian Dollar	GSC	86	06/15/2012	89	w
Australian Dollar	GSC	420	06/15/2012	438	(2)
Australian Dollar	GSC	(6,706)	06/15/2012	(6,971)	17
Australian Dollar	GSC	26	06/15/2012	27	w
Brazilian Real	GSC	(1,252)	06/15/2012	(676)	25
Canadian Dollar	GSC	460	06/15/2012	463	2
Canadian Dollar	GSC	170	06/15/2012	171	1

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica Arbitrage Strategy

(formerly, Transamerica Water Island Arbitrage Strategy)

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2012

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued):
Currency	Counterparty	Contracts Bought (Sold) (000’s)	Settlement Date	Amount in U.S. Dollars Bought (Sold) (000’s)	Net Unrealized Appreciation (Depreciation) (000’s)
Canadian Dollar	GSC	2,200	06/15/2012	$2,224	$1
Canadian Dollar	GSC	120	06/15/2012	121	1
Canadian Dollar	GSC	(8,017)	06/15/2012	(8,052)	(56)
Canadian Dollar	GSC	(240)	06/15/2012	(242)	(1)
Canadian Dollar	GSC	(2,400)	06/15/2012	(2,427)	(1)
Canadian Dollar	GSC	(90)	06/15/2012	(91)	◆
Canadian Dollar	GSC	(470)	06/15/2012	(477)	2
Canadian Dollar	GSC	(90)	06/15/2012	(91)	◆
Canadian Dollar	GSC	160	06/15/2012	160	1
Canadian Dollar	GSC	190	06/15/2012	192	1
Canadian Dollar	GSC	80	06/15/2012	80	1
Canadian Dollar	GSC	107	06/15/2012	107	1
Canadian Dollar	GSC	(135)	06/15/2012	(134)	(2)
Canadian Dollar	GSC	(450)	06/15/2012	(448)	(7)
Canadian Dollar	GSC	(2,860)	06/15/2012	(2,875)	(18)
Canadian Dollar	GSC	(218)	06/15/2012	(218)	(3)
Canadian Dollar	GSC	(80)	06/15/2012	(80)	(◆	)
Canadian Dollar	GSC	(130)	06/15/2012	(131)	(1)
Canadian Dollar	GSC	(1,190)	06/15/2012	(1,197)	(6)
Canadian Dollar	GSC	(140)	06/15/2012	(140)	(2)
Canadian Dollar	GSC	(300)	06/15/2012	(300)	(3)
Canadian Dollar	GSC	(200)	06/15/2012	(201)	(2)
Canadian Dollar	GSC	50	06/15/2012	50	◆
Canadian Dollar	GSC	590	06/15/2012	593	4
Canadian Dollar	GSC	130	06/15/2012	131	1
Canadian Dollar	GSC	900	06/15/2012	906	4
Canadian Dollar	GSC	100	06/15/2012	100	1
Canadian Dollar	GSC	2,242	06/15/2012	2,240	27
Canadian Dollar	GSC	42	06/15/2012	42	◆
Euro	GSC	(103)	06/15/2012	(135)	(1)
Euro	GSC	(100)	06/15/2012	(132)	(◆	)
Euro	GSC	(12)	06/15/2012	(16)	(◆	)
Euro	GSC	(235)	06/15/2012	(310)	(1)
Euro	GSC	(44)	06/15/2012	(58)	(◆	)
Euro	GSC	(15)	06/15/2012	(20)	◆
Euro	GSC	(38)	06/15/2012	(50)	(1)
Euro	GSC	(1,200)	06/15/2012	(1,588)	(1)
Euro	GSC	(15)	06/15/2012	(20)	(◆	)
Euro	GSC	(10)	06/15/2012	(13)	◆
Euro	GSC	(56)	06/15/2012	(73)	(1)
Euro	GSC	(46)	06/15/2012	(60)	(◆	)
Euro	GSC	516	06/15/2012	677	6
Euro	GSC	(1,208)	06/15/2012	(1,586)	(13)
Euro	GSC	(25)	06/15/2012	(33)	(◆	)
Euro	GSC	(220)	06/15/2012	(291)	◆
Euro	GSC	(115)	06/15/2012	(151)	(1)
Euro	GSC	(265)	06/15/2012	(351)	1
Euro	GSC	(68)	06/15/2012	(89)	(1)
Euro	GSC	(69)	06/15/2012	(91)	(1)
Hong Kong Dollar	GSC	1,570	06/15/2012	202	◆
Hong Kong Dollar	GSC	(3,060)	06/15/2012	(394)	(◆)
Hong Kong Dollar	GSC	(150)	06/15/2012	(19)	(◆)
Hong Kong Dollar	GSC	(70)	06/15/2012	(9)	(◆)
Hong Kong Dollar	GSC	(543)	06/15/2012	(70)	(◆)
Hong Kong Dollar	GSC	(670)	06/15/2012	(86)	(◆)
Hong Kong Dollar	GSC	60	06/15/2012	8	◆
Hong Kong Dollar	GSC	30	06/15/2012	4	◆
Hong Kong Dollar	GSC	260	06/15/2012	33	◆
Hong Kong Dollar	GSC	(1,880)	06/15/2012	(242)	(◆)
Hong Kong Dollar	GSC	(240)	06/15/2012	(31)	(◆)
Hong Kong Dollar	GSC	(270)	06/15/2012	(35)	(◆)
Hong Kong Dollar	GSC	(380)	06/15/2012	(49)	◆
Hong Kong Dollar	GSC	(51,594)	06/15/2012	(6,653)	1
Hong Kong Dollar	GSC	(1,330)	06/15/2012	(171)	(◆)

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica Arbitrage Strategy

(formerly, Transamerica Water Island Arbitrage Strategy)

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2012

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued):

Currency	Counterparty	Contracts Bought (Sold) (000’s)	Settlement Date	Amount in U.S. Dollars Bought (Sold) (000’s)	Net Unrealized Appreciation (Depreciation) (000’s)
Hong Kong Dollar	GSC	(1,570)	06/15/2012	$(202)	$ (◆ )
Hong Kong Dollar	GSC	(200)	06/15/2012	(26)	(◆ )
Hong Kong Dollar	GSC	950	06/15/2012	122	◆
Hong Kong Dollar	GSC	1,620	06/15/2012	209	◆
Japanese Yen	GSC	(2,182)	06/15/2012	(26)	(1)
Japanese Yen	GSC	(27,670)	06/15/2012	(332)	(14)
Japanese Yen	GSC	(2,388)	06/15/2012	(29)	(1)
Japanese Yen	GSC	1,300	06/15/2012	16	◆
Japanese Yen	GSC	129,900	06/15/2012	1,561	67
Japanese Yen	GSC	(1,260)	06/15/2012	(15)	(1)
Japanese Yen	GSC	300	06/15/2012	4	◆
Japanese Yen	GSC	(2,700)	06/15/2012	(33)	(◆ )
Japanese Yen	GSC	(145,000)	06/15/2012	(1,735)	(82)
Japanese Yen	GSC	(451,842)	06/15/2012	(5,500)	(163)
Japanese Yen	GSC	(3,200)	06/15/2012	(39)	(1)
Japanese Yen	GSC	230	06/15/2012	3	◆
Japanese Yen	GSC	3,390	06/15/2012	42	1
Japanese Yen	GSC	2,600	06/15/2012	32	1
Japanese Yen	GSC	1,850	06/15/2012	23	◆
Japanese Yen	GSC	2,000	06/15/2012	25	1
Japanese Yen	GSC	284,350	06/15/2012	3,488	74
Japanese Yen	GSC	900	06/15/2012	11	◆
Japanese Yen	GSC	1,000	06/15/2012	12	◆
Japanese Yen	GSC	(2,300)	06/15/2012	(28)	(1)
Japanese Yen	GSC	(1,100)	06/15/2012	(14)	(◆ )
Japanese Yen	GSC	260	06/15/2012	3	◆
Japanese Yen	GSC	450	06/15/2012	5	◆
Japanese Yen	GSC	(3,400)	06/15/2012	(41)	(1)
Japanese Yen	GSC	1,450	06/15/2012	18	1
Japanese Yen	GSC	1,964	06/15/2012	24	1
Malaysian Ringgit	GSC	166	06/15/2012	54	1
Malaysian Ringgit	GSC	(12,395)	06/15/2012	(4,071)	(13)
Malaysian Ringgit	GSC	(50)	06/15/2012	(16)	(◆ )
Malaysian Ringgit	GSC	5,240	06/15/2012	1,703	23
Norwegian Krone	GSC	(6,605)	06/15/2012	(1,154)	2
Norwegian Krone	GSC	1,265	06/15/2012	221	(◆ )
Norwegian Krone	GSC	5,340	06/15/2012	935	(4)
Pound Sterling	GSC	(20)	06/15/2012	(32)	(◆ )
Pound Sterling	GSC	18	06/15/2012	28	1
Pound Sterling	GSC	(20)	06/15/2012	(32)	(◆ )
Pound Sterling	GSC	(110)	06/15/2012	(175)	(4)
Pound Sterling	GSC	(8)	06/15/2012	(13)	(◆ )
Pound Sterling	GSC	12	06/15/2012	19	◆
Pound Sterling	GSC	1	06/15/2012	2	◆
Pound Sterling	GSC	(116)	06/15/2012	(182)	(6)
Pound Sterling	GSC	10	06/15/2012	16	◆
Pound Sterling	GSC	(186)	06/15/2012	(289)	(12)
Pound Sterling	GSC	(20)	06/15/2012	(31)	(1)
Pound Sterling	GSC	(61)	06/15/2012	(95)	(4)
Pound Sterling	GSC	(8)	06/15/2012	(13)	(◆ )
Swiss Franc	GSC	(49)	06/15/2012	(54)	(◆ )
Swiss Franc	GSC	428	06/15/2012	468	4
Swiss Franc	GSC	(132)	06/15/2012	(144)	(2)
Swiss Franc	GSC	(93)	06/15/2012	(101)	(2)
Swiss Franc	GSC	(84)	06/15/2012	(92)	(1)
Swiss Franc	GSC	(248)	06/15/2012	(271)	(3)
Swiss Franc	GSC	10	06/15/2012	11	◆

					$(156)

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica Arbitrage Strategy

(formerly, Transamerica Water Island Arbitrage Strategy)

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2012

(unaudited)

SWAP AGREEMENTS: p

TOTAL RETURN SWAP AGREEMENTS—RECEIVABLE: (A)

Reference Entity	Floating Rate		Termination Date	Counterparty	Notional Amount (000’s)	Market Value (000’s)	Premiums Paid (000’s)	Net Unrealized (Depreciation) (000’s)
Telus Corp.	CAD-BA-CDOR	ə	01/16/2013	UBS	$4,989	$(48)	$—	$(48)
Pembina Pipeline Corp.	CAD-BA-CDOR	ə	02/21/2013	UBS	1,891	(127)	3	(130)

						$(175)	$3	$(178)

TOTAL RETURN SWAP AGREEMENTS—PAYABLE: (A)

Reference Entity	Floating Rate		Termination Date	Counterparty	Notional Amount (000’s)	Market Value (000’s)	Premiums (Received) (000’s)	Net Unrealized Appreciation (Depreciation) (000’s)
Flinders Mines Ltd.	AUD-1M-LIBOR BBA	ə	01/16/2013	UBS	$500	$(23)	$—	$(23)
Spotless Group Ltd.	AUD-1M-LIBOR BBA	ə	01/16/2013	UBS	341	(◆ )	—	(◆ )
Murchison Metals Ltd.	AUD-1M-LIBOR BBA	ə	01/21/2013	UBS	546	◆	—	◆
Gloucester Coal Ltd.	AUD-1M-LIBOR BBA	ə	01/21/2013	UBS	4,529	(52)	—	(52)
Charter Hall Office REIT	AUD-1M-LIBOR BBA	ə	01/21/2013	UBS	4,203	◆	—	◆
Telus Corp.	CAD-BA-CDOR	ə	01/16/2013	UBS	1,495	16	(1)	17
Pembina Pipeline Corp.	CAD-BA-CDOR	ə	01/16/2013	UBS	2,018	130	—	130
Cove Energy PLC	GBP-LIBOR-BBA	ə	01/16/2013	UBS	297	21	—	21
Globeop Financial Services SA	GBP-LIBOR-BBA	ə	01/16/2013	UBS	194	(3)	—	(3)
International Power PLC	GBP-LIBOR-BBA	ə	04/17/2013	UBS	3,239	(4)	—	(4)
Statoil Fuel and Retail ASA	NOK-1M-LIBOR	ə	04/17/2013	UBS	399	(8)	—	(8)
Redecard SA	USD-1M-LIBOR BBA	ə	12/31/2013	UBS	593	(3)	—	(3)

						$74	$(1)	$75

Collateral (Received) Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of 04/30/2012:

Counterparty	Total Market Value of OTC Derivatives (000’s)	Collateral (Received)/Pledged (000’s)	Net Exposures (1) (000’s)
GSC	$(156)	$—	$(156)
UBS	(101)	10,197	10,096

(1)	Net exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default.

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

Ŏ      A portion of these securities in the amount of $42,269 has been segregated as collateral with the broker for option and short position contracts.

‡	Non-income producing security.
¥	Percentage rounds to less than 0.1%.
▲	Rate shown reflects the yield at 04/30/2012.
p	Cash in the amount of $10,197 has been segregated as collateral with the broker for open swap contracts.
ə	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is $(112), or (0.08)% of the fund’s net assets.
P	Aggregate cost for federal income tax purposes is $129,661. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $3,783 and $1,337, respectively. Net unrealized appreciation for tax purposes is $2,446.
◆	Amount is less than 1.
(A)

At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference index less a financing rate, if any. As a receiver, the fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica Arbitrage Strategy

(formerly, Transamerica Water Island Arbitrage Strategy)

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2012

(unaudited)

DEFINITIONS:

BBA	British Bankers’ Association
CDOR	Canadian Dealer Offered Rate
ETF	Exchange-Traded Fund
GSC	Goldman Sachs & Co.
LIBOR	London Interbank Offered Rate
OTC	Over the Counter
SPDR	Standard & Poor’s Depositary Receipt
REIT	Real Estate Investment Trust (includes domestic REITs and Foreign Real Estate Investment Companies)
UBS	UBS Warburg LLC

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
CAD	Canadian Dollar
GBP	Pound Sterling
NOK	Norwegian Krone
USD	United States Dollar

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value at 04/30/2012
Common Stocks	$94,168	$22,858	$—	$117,026
Investment Company	2,603	—	—	2,603
Purchased Options	974	—	—	974
Repurchase Agreement	—	11,504	—	11,504

Total	$97,745	$34,362	$—	$132,107

Securities Sold Short	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value at 04/30/2012
Common Stocks	$(21,988)	$(2,897)	$—	$(24,885)
Investment Company	(5,105)	—	—	(5,105)
Warrant	(423)	—	—	(423)

Total	$(27,516)	$(2,897)	$—	$(30,413)

Other Financial Instruments	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value at 04/30/2012
Written Options	$—	$(289)	$—	$(289)

Other Financial Instruments ₣	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value at 04/30/2012
Forward Foreign Currency Contracts - Appreciation	$—	$289	$—	$289
Forward Foreign Currency Contracts - Depreciation	—	(445)	—	(445)
Total Return Swap - Appreciation	—	168	—	168
Total Return Swap - Depreciation	—	(271)	—	(271)

Total	$—	$(259)	$—	$(259)

'	See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
₣	Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica Bond

(formerly, Transamerica Loomis Sayles Bond)

SCHEDULE OF INVESTMENTS

At April 30, 2012

(unaudited)

	Principal (000’s)		Value (000’s)
U.S. GOVERNMENT OBLIGATIONS —8.4%
United States—8.4%
U.S. Treasury Note 0.25%, 03/31/2014		$12,630	$12,629
0.88%, 01/31/2017 ^		29,905	30,063

Total U.S. Government Obligations (cost $42,622)			42,692

FOREIGN GOVERNMENT OBLIGATIONS—18.5%
Australia—1.6%
New South Wales Treasury Corp. 5.50%, 08/01/2013	AUD	1,105	1,178
Queensland Treasury Corp. 7.13%, 09/18/2017—144A	NZD	5,865	5,445
Queensland Treasury Corp. 5.75%, 11/21/2014	AUD	1,635	1,778
Brazil—1.5%
Republic of Brazil 10.25%, 01/10/2028	BRL	12,250	7,587
Canada—9.8%
Canada Housing Trust No. 1 3.60%, 06/15/2013—144A	CAD	19,980	20,724
Canadian Government Bond 4.25%, 06/01/2018		1,600	1,853
Province of Ontario Canada 2.95%, 02/05/2015 ^		$15,610	16,509
4.20%, 03/08/2018—06/02/2020	CAD	6,965	7,753
Province of Quebec Canada 6.75%, 11/09/2015	NZD	2,825	2,530
Ireland—0.6%
Ireland Government Bond 5.00%, 10/18/2020	EUR	285	333
5.40%, 03/13/2025		2,060	2,400
Italy—0.1%
Italy Buoni Poliennali Del Tesoro 5.75%, 02/01/2033		560	716
Korea, Republic of—1.0%
Korea Treasury Bond 5.00%, 09/10/2014	KRW	5,405,540	4,949
Mexico—2.6%
United Mexican States 8.00%, 12/07/2023	MXN	150,800	13,197
New Zealand—0.2%
New Zealand Government Bond 6.50%, 04/15/2013	NZD	1,350	1,145
Philippines—0.2%
Republic of The Philippines 4.95%, 01/15/2021	PHP	50,000	1,221
Portugal—0.1%
Portugal Obrigacoes do Tesouro OT 4.95%, 10/25/2023	EUR	910	753
Supranational—0.8%
Asian Development Bank 2.50%, 03/15/2016 ^		$2,845	3,026
European Investment Bank Zero Coupon, 04/24/2013—144A	IDR	10,131,000	1,046

Total Foreign Government Obligations (cost $86,951)			94,143

MORTGAGE-BACKED SECURITIES—7.2%
United States—7.2%
American Home Mortgage Investment Trust Series 2004-3, Class 3A 2.56%, 10/25/2034 *		461	325

	Principal (000’s)	Value (000’s)
United States (continued)
Banc of America Funding Corp. Series 2006-I, Class 1A1 2.55%, 12/20/2036 *	$205	$197
Banc of America Merrill Lynch Commercial Mortgage, Inc. Series 2007-2, Class A4 5.82%, 04/10/2049 *	500	567
Bear Stearns Adjustable Rate Mortgage Trust Series 2004-3, Class 2A 2.61%, 07/25/2034 *	244	208
Series 2004-10, Class 11A1 2.92%, 01/25/2035 *	82	67
Countrywide Home Loan Mortgage Pass- Through Trust Series 2005-11, Class 4A1 0.51%, 04/25/2035 *	866	548
Credit Suisse Mortgage Capital Certificates Series 2007-C3, Class A4 5.87%, 06/15/2039 *	2,410	2,616
Series 2007-C4, Class A4 5.97%, 09/15/2039 *	1,200	1,295
Series 2007-C5, Class A4 5.70%, 09/15/2040 *	4,785	5,240
Series 2008-C1, Class A3 6.41%, 02/15/2041 *	1,540	1,731
Extended Stay America Trust Series 2010-ESHA, Class D 5.50%, 11/05/2027—144A	4,035	4,082
Greenwich Capital Commercial Funding Corp. Series 2007-GG11, Class A4 5.74%, 12/10/2049	3,100	3,452
GS Mortgage Securities Corp. II Series 2007-GG10, Class AM 5.98%, 08/10/2045 *	3,110	2,705
GSR Mortgage Loan Trust Series 2004-14, Class 3A1 2.90%, 12/25/2034 *	325	241
IndyMac Index Mortgage Loan Trust Series 2005-16IP, Class A1 0.56%, 07/25/2045 *	341	233
Series 2005-AR3, Class 4A1 2.92%, 04/25/2035 *	589	455
JPMorgan Mortgage Trust Series 2007-A1, Class 4A2 2.78%, 07/25/2035 *	317	305
Series 2007-A1, Class 5A1 2.85%, 07/25/2035 *	983	924
MASTR Adjustable Rate Mortgages Trust Series 2004-15, Class 4A1 2.67%, 12/25/2034 *	1,789	1,487
Series 2005-2, Class 5A1 2.73%, 03/25/2035 *	1,016	884
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2007-9, Class AM 5.86%, 09/12/2049 *	1,900	1,624
Morgan Stanley Mortgage Loan Trust Series 2005-7, Class 7A5 5.50%, 11/25/2035	1,575	1,474
Series 2005-2AR, Class A 0.50%, 04/25/2035 *	949	724

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica Bond

(formerly, Transamerica Loomis Sayles Bond)

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2012

(unaudited)

	Principal (000’s)		Value (000’s)
United States (continued)
Morgan Stanley Re-REMIC Trust Series 2009-GG10, Class A4B 5.98%, 08/12/2045—144A *		$2,900	$3,014
WAMU Mortgage Pass-Through Certificates Series 2006-AR17, Class 1A1A 0.97%, 12/25/2046 *		314	226
Series 2007-OA3, Class 2A1A 0.92%, 04/25/2047 *		609	427
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR2, Class 2A2 2.61%, 03/25/2035 *		913	860
Series 2005-AR4, Class 2A2 2.69%, 04/25/2035 *		577	528

Total Mortgage-Backed Securities (cost $31,846)			36,439

ASSET-BACKED SECURITIES—0.9%
United States—0.9%
Chesapeake Funding LLC Series 2009-2A, Class B 1.99%, 09/15/2021—144A *		1,000	1,004
Series 2009-2A, Class C 1.99%, 09/15/2021—144A *		1,200	1,202
Countrywide Asset-Backed Certificates Series 2004-13, Class AF5B 5.10%, 05/25/2035 *		625	505
Diamond Resorts Owner Trust Series 2009-1, Class A 9.31%, 03/20/2026—144A		601	640
DSC Floorplan Master Owner Trust Series 2011-1, Class B 8.11%, 03/15/2016—144A		850	862
JPMorgan Mortgage Acquisition Corp. Series 2005-OPT1, Class M2 0.71%, 06/25/2035 *		350	196

Total Asset-Backed Securities (cost $4,050)			4,409

PREFERRED CORPORATE DEBT SECURITIES—0.2%
United States—0.2%
Hercules, Inc. 6.50%, 06/30/2029		1,260	989
NGC Corp., Capital Trust I 8.32%, 06/01/2027 Џ § ‡		200	50

Total Preferred Corporate Debt Securities (cost $1,268)			1,039

CORPORATE DEBT SECURITIES—46.3%
Australia—0.8%
Australia & New Zealand Banking Group, Ltd. 6.75%, 11/10/2014	AUD	2,920	3,185
National Australia Bank, Ltd. 6.50%, 11/05/2015		1,070	1,162
Austria—0.3%
OGX Austria GmbH 8.38%, 04/01/2022—144A ^		$1,400	1,428
Canada—0.9%
Bell Canada 6.10%, 03/16/2035—144A	CAD	475	553
Bombardier, Inc. 7.45%, 05/01/2034—144A		$800	808
Connacher Oil and Gas, Ltd. 8.50%, 08/01/2019—144A		2,325	2,313

	Principal (000’s)		Value (000’s)
Canada (continued)
Methanex Corp. 5.25%, 03/01/2022		$350	$364
Cayman Islands—0.5%
Odebrecht Drilling Norbe VIII/IX, Ltd. 6.35%, 06/30/2021—144A		1,078	1,147
Schahin II Finance Co. SPV, Ltd. 5.88%, 09/25/2022—144A ^		1,400	1,400
France—0.0% ¥
Societe Generale SA 5.20%, 04/15/2021—144A ^		200	188
Korea, Republic of—2.0%
Export-Import Bank of Korea 4.00%, 11/26/2015—144A	PHP	386,300	9,058
Hyundai Capital Services, Inc. 3.50%, 09/13/2017—144A ^		$800	807
Luxembourg—1.8%
ArcelorMittal 5.25%, 08/05/2020 ^		1,265	1,249
6.13%, 06/01/2018 ^		175	184
6.75%, 03/01/2041		815	771
7.00%, 10/15/2039 ^		4,530	4,417
Telecom Italia Capital SA 6.00%, 09/30/2034		2,930	2,458
6.38%, 11/15/2033		85	74
Mexico—0.2%
America Movil SAB de CV 8.46%, 12/18/2036	MXN	12,000	903
Netherlands—1.5%
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA 3.38%, 01/19/2017 ^		$2,840	2,930
EDP Finance BV 4.90%, 10/01/2019—144A		300	246
6.00%, 02/02/2018—144A		200	177
Enel Finance International NV 5.13%, 10/07/2019—144A ^		800	789
6.00%, 10/07/2039—144A		4,100	3,468
United Arab Emirates—1.3%
DP World, Ltd. 6.85%, 07/02/2037—144A		5,210	5,015
Dubai Electricity & Water Authority 7.38%, 10/21/2020—144A		1,400	1,506
United Kingdom—0.1%
HBOS PLC 6.75%, 05/21/2018—144A		300	276
United States—36.9%
Alcatel-Lucent USA, Inc. 6.50%, 01/15/2028		1,275	927
American International Group, Inc. 8.18%, 05/15/2058 * ^		5,210	5,568
American Tower Corp. 4.70%, 03/15/2022		3,330	3,418
Aviation Capital Group Corp. 6.75%, 04/06/2021—144A		1,055	1,044
Bank of America Corp.—Series K 8.00%, 01/30/2018 * Ž ^		215	222
Braskem America Finance Co. 7.13%, 07/22/2041—144A ^		2,765	2,779
Bruce Mansfield Unit 6.85%, 06/01/2034		2,725	2,929

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica Bond

(formerly, Transamerica Loomis Sayles Bond)

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
United States (continued)
CCO Holdings LLC / CCO Holdings Capital Corp. 7.38%, 06/01/2020	$350	$382
CenturyLink, Inc. 7.20%, 12/01/2025	595	613
7.60%, 09/15/2039 ^	935	888
CHS/Community Health Systems, Inc. 8.00%, 11/15/2019—144A ^	2,675	2,822
CommScope, Inc. 8.25%, 01/15/2019 —144A	635	678
Continental Airlines Pass-Through Trust Series 2001-1, Class 01A1 6.70%, 06/15/2021	694	743
Continental Airlines Pass-Through Trust Series 2012-1, Class B 6.25%, 04/11/2020	300	304
CVS Pass-Through Trust 6.94%, 01/10/2030	1,199	1,412
DDR Corp. 7.88%, 09/01/2020	1,585	1,904
Delta Air Lines, Inc., Pass-Through Trust Series 2007-1, Class A 6.82%, 08/10/2022	2,202	2,384
Series 2007-1, Class B 8.02%, 08/10/2022	1,895	1,884
Dillard’s, Inc. 7.13%, 08/01/2018	990	1,044
Dynegy Holdings LLC 7.63%, 10/15/2026 Џ ‡	450	299
Energy Future Holdings Corp.—Series P 5.55%, 11/15/2014 ^	6,735	4,816
Energy Future Holdings Corp.—Series Q 6.50%, 11/15/2024 ^	1,110	588
Energy Future Holdings Corp.—Series R 6.55%, 11/15/2034 ^	305	153
Energy Transfer Partners, LP 5.20%, 02/01/2022 ^	1,095	1,167
First Data Corp. 7.38%, 06/15/2019—144A	1,285	1,314
Ford Motor Co. 7.50%, 08/01/2026	115	131
Forethought Financial Group, Inc. 8.63%, 04/15/2021—144A	1,430	1,462
Frontier Communications Corp. 7.88%, 01/15/2027 ^	2,160	1,922
General Electric Capital Corp. 5.50%, 02/01/2017	NZD230	194
7.63%, 12/10/2014	320	282
HCA, Inc.
7.05%, 12/01/2027	$55	49
7.50%, 12/15/2023—11/06/2033	3,200	3,040
7.58%, 09/15/2025	755	696
7.69%, 06/15/2025	1,545	1,483
7.75%, 07/15/2036 ^	125	114
8.36%, 04/15/2024	190	192
IFM U.S. Colonial Pipeline 2 LLC 6.45%, 05/01/2021—144A	2,300	2,515
International Lease Finance Corp. 6.25%, 05/15/2019 ^	610	616
8.25%, 12/15/2020 ^	710	795

	Principal (000’s)	Value (000’s)
United States (continued)
International Lease Finance Corp. (continued) 8.63%, 01/15/2022 ^	$3,555	$4,067
JC Penney Corp., Inc. 7.63%, 03/01/2097 ^	430	386
Jefferies Group, Inc. 6.25%, 01/15/2036	80	70
6.45%, 06/08/2027	10	10
6.88%, 04/15/2021	1,385	1,380
KB Home 8.00%, 03/15/2020 ^	220	215
Level 3 Financing, Inc. 8.63%, 07/15/2020—144A	985	1,032
9.38%, 04/01/2019 ^	100	109
Mackinaw Power LLC 6.30%, 10/31/2023—144A §r	1,376	1,403
Macy’s Retail Holdings, Inc. 6.79%, 07/15/2027	1,065	1,153
Masco Corp. 5.85%, 03/15/2017 ^	2,440	2,522
6.50%, 08/15/2032 ^	895	862
7.13%, 03/15/2020	1,505	1,628
7.75%, 08/01/2029	360	372
Meccanica Holdings USA, Inc. 6.25%, 07/15/2019—01/15/2040—144A	2,200	1,832
7.38%, 07/15/2039—144A	4,600	3,879
Merrill Lynch & Co., Inc. 6.05%, 05/16/2016—06/01/2034	920	862
6.11%, 01/29/2037	8,010	7,647
MGM Resorts International 7.50%, 06/01/2016 ^	2,395	2,491
8.63%, 02/01/2019 - 144A ^	620	673
Midwest Generation LLC—Series B 8.56%, 01/02/2016 ^	526	510
Morgan Stanley 5.50%, 01/26/2020—07/24/2020	4,460	4,381
5.63%, 09/23/2019	900	889
5.75%, 01/25/2021	2,000	1,975
New Albertsons, Inc. 6.63%, 06/01/2028	4,210	2,979
7.45%, 08/01/2029	1,305	992
7.75%, 06/15/2026	680	547
8.00%, 05/01/2031 ^	905	719
NGPL PipeCo LLC 6.51%, 12/15/2012—144A ^	60	60
NLV Financial Corp. 7.50%, 08/15/2033—144A	190	188
Northwest Airlines Pass-Through Trust Series 2007-1, Class A 7.03%, 11/01/2019	6,145	6,513
Owens Corning, Inc. 7.00%, 12/01/2036	4,585	5,008
Parker Drilling Co. 9.13%, 04/01/2018 ^	325	345
PulteGroup, Inc. 6.00%, 02/15/2035	305	246
6.38%, 05/15/2033	1,850	1,539
7.88%, 06/15/2032	1,500	1,448
Qwest Capital Funding, Inc. 6.88%, 07/15/2028 ^	1,510	1,442
7.63%, 08/03/2021	1,000	1,070

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica Bond

(formerly, Transamerica Loomis Sayles Bond)

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
United States (continued)
Qwest Corp. 6.88%, 09/15/2033 ^	$2,770	$2,780
7.20%, 11/10/2026 ^	895	902
7.25%, 10/15/2035 ^	290	291
7.50%, 06/15/2023	1,670	1,685
Ralcorp Holdings, Inc. 6.63%, 08/15/2039 ^	3,060	3,185
Reliance Holdings USA, Inc. 5.40%, 02/14/2022—144A	500	501
Residential Capital LLC 9.63%, 05/15/2015 ^	930	868
Reynolds Group Issuer, Inc. 8.50%, 02/15/2021—144A	1,500	1,448
9.88%, 08/15/2019—144A ^	400	417
RR Donnelley & Sons Co. 7.25%, 05/15/2018 ^	2,315	2,240
SandRidge Energy, Inc. 8.13%, 10/15/2022—144A ^	1,370	1,421
SLM Corp. 5.00%, 06/15/2018	175	165
5.63%, 08/01/2033	779	647
8.45%, 06/15/2018	4,030	4,413
Southwestern Energy Co. 4.10%, 03/15/2022—144A ^	1,570	1,567
Springleaf Finance Corp. 5.40%, 12/01/2015	110	94
6.90%, 12/15/2017	6,260	5,109
Sprint Capital Corp. 6.88%, 11/15/2028	8,800	6,579
6.90%, 05/01/2019 ^	70	61
8.75%, 03/15/2032	660	559
Sprint Nextel Corp. 9.00%, 11/15/2018—144A	1,090	1,201
Toys “R” Us, Inc. 7.38%, 10/15/2018 ^	3,880	3,376
U.S. Steel Corp. 6.65%, 06/01/2037 ^	1,925	1,603
UAL Pass-Through Trust Series 2007-1, Class A 6.64%, 07/02/2022	6,074	6,363
U.S. Airways Pass-Through Trust Series 2012-1, Class A 5.90%, 10/01/2024	1,835	1,835
Series 2012-1, Class B 8.00%, 10/01/2019	1,640	1,640
USG Corp. 6.30%, 11/15/2016	4,585	4,379
9.75%, 01/15/2018 ^	1,070	1,094
Valeant Pharmaceuticals International, Inc. 6.75%, 08/15/2021—144A	1,670	1,624
7.25%, 07/15/2022—144A	1,395	1,392
Westvaco Corp. 7.95%, 02/15/2031	1,135	1,261
8.20%, 01/15/2030	2,985	3,424
Weyerhaeuser Co. 6.88%, 12/15/2033	4,740	4,967
6.95%, 10/01/2027	130	142
7.38%, 03/15/2032	1,530	1,671

Total Corporate Debt Securities (cost $229,079)		234,997

	Principal (000’s)	Value (000’s)
STRUCTURED NOTES DEBT—0.8%
United States—0.8%
JPMorgan Chase & Co. Zero Coupon, 09/10/2012—144A	IDR37,004,100	3,935
Total Structured Notes Debt (cost $3,801)

CONVERTIBLE BONDS—8.0%
United States—8.0%
Chesapeake Energy Corp. 2.50%, 05/15/2037	$135	117
2.75%, 11/15/2035	45	42
Ciena Corp. 0.88%, 06/15/2017 ^	4,510	3,822
3.75%, 10/15/2018—144A	860	920
Ford Motor Co. 4.25%, 11/15/2016 ^	3,715	5,517
Human Genome Sciences, Inc. 3.00%, 11/15/2018	2,800	3,598
Illumina, Inc. 0.25%, 03/15/2016—144A	265	242
Intel Corp. 2.95%, 12/15/2035 ^	1,645	1,873
3.25%, 08/01/2039	5,700	7,974
LAM Research Corp. 1.25%, 05/15/2018—144A	655	655
Lennar Corp. 2.00%, 12/01/2020—144A	65	77
2.75%, 12/15/2020—144A	75	106
Level 3 Communications, Inc. 7.00%, 03/15/2015—144A §r	2,110	2,606
Liberty Interactive LLC 3.50%, 01/15/2031	121	72
Micron Technology, Inc. 1.88%, 08/01/2031—144A	2,465	2,246
Old Republic International Corp. 3.75%, 03/15/2018 ^	1,790	1,721
Peabody Energy Corp. 4.75%, 12/15/2041 ^	535	510
Steel Dynamics, Inc. 5.13%, 06/15/2014	355	383
Trinity Industries, Inc. 3.88%, 06/01/2036 ^	3,050	3,210
Vertex Pharmaceuticals, Inc. 3.35%, 10/01/2015 ^	4,530	5,057

Total Convertible Bonds (cost $33,164)		40,748

	Shares	Value (000’s)
CONVERTIBLE PREFERRED STOCKS—3.7%
United States—3.7%
AES Trust III, 6.75% ^	10,950	543
Bank of America Corp., 7.25%	805	783

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica Bond

(formerly, Transamerica Loomis Sayles Bond)

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2012

(unaudited)

	Shares	Value (000’s)
United States (continued)
El Paso Energy Capital Trust I, 4.75%	6,300	$287
General Motors Co., 4.75% ^	229,000	8,941
Goodyear Tire & Rubber Co., 5.88%	28,250	1,173
Health Care REIT, Inc., 6.50%	19,300	1,030
Lucent Technologies Capital Trust I, 7.75%	4,900	3,798
Newell Financial Trust I, 5.25%	12,300	584
United Rentals Trust I, 6.50%	3,243	186
Wells Fargo & Co., 7.50%	1,340	1,501

Total Convertible Preferred Stocks (cost $21,966)		18,826

PREFERRED STOCKS—1.4%
United States—1.4%
Ally Financial, Inc., 7.00%—144A	1,675	1,422
Ally Financial, Inc., 8.50% *	93,825	2,101
Countrywide Capital IV, 6.75%	88,375	2,098
SLM Corp., 6.00% ^	78,825	1,705

Total Preferred Stocks (cost $5,859)		7,326

COMMON STOCKS—1.5%
United States—1.5%
Ford Motor Co. ^	7,110	80
KB Home ^	181,675	1,577
Owens-Illinois, Inc. ‡ ^	10,796	251
Valeant Pharmaceuticals International, Inc. ‡	102,786	5,718

Total Common Stocks (cost $3,031)		7,626

	Shares	Value (000’s)
SECURITIES LENDING COLLATERAL—21.8%
State Street Navigator Securities Lending Trust—Prime Portfolio, 0.29% ▲	110,957,793	$110,958
Total Securities Lending Collateral (cost $110,958)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT—2.1%
State Street Bank & Trust Co. 0.03% ▲, dated 04/30/2012, to be repurchased at $10,592 on 05/01/2012. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 12/01/2026, and with a value of $10,805.	$10,592	10,592
Total Repurchase Agreement (cost $10,592)

Total Investment Securities (cost $585,187) P		613,730
Other Assets and Liabilities—Net		(105,689)

Net Assets		$508,041

INVESTMENTS BY INDUSTRY:	Percentage of Total Investments	Value (000’s)
Foreign Government Obligations	15.3%	$94,143
U.S. Government Obligations	7.0	42,692
Mortgage-Backed Securities	5.9	36,439
Diversified Telecommunication Services	4.2	25,623
Diversified Financial Services	3.9	24,205
Airlines	3.5	21,666
Commercial Banks	3.0	18,300
Building Products	2.6	15,865
Consumer Finance	2.6	15,656
Automobiles	2.4	14,668
Real Estate Investment Trusts	2.1	13,133
Semiconductors & Semiconductor Equipment	2.1	12,747
Electric Utilities	2.0	11,954
Oil, Gas & Consumable Fuels	1.9	11,868
Insurance	1.5	8,939
Pharmaceuticals	1.4	8,734
Capital Markets	1.4	8,705
Biotechnology	1.4	8,655
Metals & Mining	1.4	8,607
Health Care Providers & Services	1.4	8,396
Food & Staples Retailing	1.1	6,649
Aerospace & Defense	1.1	6,519
Communications Equipment	1.0	6,348
Household Durables	0.9	5,793
Transportation Infrastructure	0.8	5,015
Paper & Forest Products	0.8	4,685
Asset-Backed Securities	0.7	4,409
Chemicals	0.7	4,132
Electronic Equipment & Instruments	0.6	3,798
Independent Power Producers & Energy Traders	0.6	3,772
Specialty Retail	0.6	3,376
Machinery	0.5	3,210

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica Bond

(formerly, Transamerica Loomis Sayles Bond)

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2012

(unaudited)

INVESTMENTS BY INDUSTRY: (continued)	Percentage of Total Investments	Value (000’s)
Food Products	0.5%	$3,185
Hotels, Restaurants & Leisure	0.5	3,164
Commercial Services & Supplies	0.5	3,042
Multiline Retail	0.4	2,583
Wireless Telecommunication Services	0.3	2,104
Household Products	0.3	1,865
Energy Equipment & Services	0.3	1,552
Multi-Utilities	0.3	1,506
Software	0.2	1,314
Auto Components	0.2	1,173
Road & Rail	0.2	1,044
Media	0.1	454
Containers & Packaging	0.0	¥251
Life Sciences Tools & Services	0.0	¥242

Investment Securities, at Value	80.2	492,180
Short-Term Investments	19.8	121,550

Total Investments	100.0%	$613,730

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

^	All or a portion of this security is on loan. The value of all securities on loan is $108,549.
*	Floating or variable rate note. Rate is listed as of 04/30/2012.
Џ	In default.
§	Illiquid. Total aggregate market value of illiquid securities is $4,059, or 0.80% of the fund’s net assets.
¥	Percentage rounds to less than 0.1%.
Ž	The security has a perpetual maturity. The date shown is the next call date.
‡	Non-income producing security.
Δ	Restricted. At 04/30/2012, the fund owned the respective securities (representing 0.79% of the fund’s net assets) which were restricted as to public resale:

Description	Date of Acquisition	Principal	Cost	Market Value	Price
Mackinaw Power LLC	06/15/2007	$1,376	$1,376	$1,403	$101.96
Level 3 Communications, Inc.	06/22/2009	2,110	2,087	2,606	123.51

▲	Rate shown reflects the yield at 04/30/2012.
P	Aggregate cost for federal income tax purposes is $585,187. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $40,988 and $12,445, respectively. Net unrealized appreciation for tax purposes is $28,543.

DEFINITIONS (all amounts in thousands):

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 04/30/2012, these securities aggregated $110,659, or 21.78% of the fund’s net assets.
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities)

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
IDR	Indonesian Rupiah
KRW	South Korean Won
MXN	Mexican Peso
NZD	New Zealand Dollar
PHP	Philippines Peso

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica Bond

(formerly, Transamerica Loomis Sayles Bond)

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2012

(unaudited)

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value at 04/30/2012
Asset-Backed Securities	$—	$4,409	$—	$4,409
Common Stocks	7,626	—	—	7,626
Convertible Bonds	—	40,748	—	40,748
Convertible Preferred Stocks	18,826	—	—	18,826
Corporate Debt Securities	—	234,997	—	234,997
Foreign Government Obligations	—	94,143	—	94,143
Mortgage-Backed Securities	—	36,439	—	36,439
Preferred Corporate Debt Securities	—	1,039	—	1,039
Preferred Stocks	7,326	—	—	7,326
Repurchase Agreement	—	10,592	—	10,592
Securities Lending Collateral	110,958	—	—	110,958
Structured Notes Debt	—	3,935	—	3,935
U.S. Government Obligations	—	42,692	—	42,692

Total	$144,736	$468,994	$—	$613,730

'	See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica Core Bond

(formerly, Transamerica JPMorgan Core Bond)

SCHEDULE OF INVESTMENTS

At April 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
U.S. GOVERNMENT OBLIGATIONS—14.2%
U.S. Treasury Bond
4.50%, 02/15/2036	$8,950	$11,371
4.75%, 02/15/2037	600	791
5.38%, 02/15/2031 ^	3,500	4,888
5.50%, 08/15/2028	800	1,110
6.00%, 02/15/2026	200	285
6.13%, 11/15/2027 - 08/15/2029	1,600	2,372
6.25%, 05/15/2030	1,200	1,821
6.38%, 08/15/2027	50	75
6.50%, 11/15/2026	600	897
6.63%, 02/15/2027	150	227
6.75%, 08/15/2026 ^	250	381
7.50%, 11/15/2016	8,250	10,743
8.50%, 02/15/2020 ^	50	76
8.75%, 05/15/2020 ^	740	1,148
11.25%, 02/15/2015 ^	12,700	16,520
U.S. Treasury Inflation Indexed Bond 2.50%, 01/15/2029	2,651	3,612
U.S. Treasury Inflation Indexed Note 1.13%, 01/15/2021	2,081	2,387
U.S. Treasury Note
0.38%, 08/31/2012	2,000	2,002
0.63%, 07/31/2012	2,000	2,003
1.50%, 08/31/2018	2,000	2,043
2.00%, 04/30/2016	3,000	3,166
2.13%, 05/31/2015 - 12/31/2015	7,535	7,956
2.38%, 02/28/2015	300	317
2.63%, 04/30/2016 - 08/15/2020	12,815	13,831
2.75%, 05/31/2017 ^	5,580	6,108
2.88%, 03/31/2018 ^	1,425	1,576
3.00%, 09/30/2016	1,000	1,100
3.13%, 09/30/2013 ^	3,000	3,122
3.13%, 10/31/2016 - 04/30/2017	15,700	17,413
3.25%, 12/31/2016 ^	5,450	6,072
3.25%, 03/31/2017	2,300	2,570
4.00%, 02/15/2015	5,000	5,500
4.13%, 05/15/2015	3,100	3,446
4.25%, 11/15/2017	8,250	9,713
4.50%, 05/15/2017	6,180	7,300
4.75%, 08/15/2017 ^	1,630	1,956
U.S. Treasury STRIPS ▲
0.28%, 02/15/2014	2,100	2,090
0.31%, 05/15/2014	3,400	3,380
0.33%, 08/15/2014 ^	4,000	3,970
0.42%, 02/15/2015	5,100	5,040
0.70%, 05/15/2016 ^	200	195
0.81%, 11/15/2016 ^	150	145
0.85%, 02/15/2017 ^	3,960	3,803
0.95%, 08/15/2017	300	285
1.02%, 11/15/2017	3,625	3,427
1.08%, 02/15/2018	2,500	2,349
1.20%, 08/15/2018	550	510
1.42%, 05/15/2019 ^	3,090	2,798
1.49%, 08/15/2019	2,550	2,289
1.71%, 05/15/2020	50,423	43,989
1.75%, 08/15/2020 ^	29,550	25,563
1.82%, 11/15/2020 ^	2,200	1,886
1.88%, 02/15/2021	1,000	849

	Principal (000’s)	Value (000’s)
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury STRIPS (continued) ▲
1.93%, 05/15/2021 ^	$6,800	$5,718
1.98%, 08/15/2021 ^	9,900	8,247
2.08%, 02/15/2022	400	327
2.33%, 05/15/2023	1,000	774
2.46%, 02/15/2024	75	56
2.50%, 05/15/2024	300	222
2.53%, 08/15/2024	975	715
2.57%, 11/15/2024	1,600	1,160
2.62%, 02/15/2025	1,150	824
2.65%, 05/15/2025	700	496
2.75%, 02/15/2026	500	343
2.77%, 05/15/2026	600	407
2.80%, 08/15/2026 ^	1,900	1,276
2.85%, 02/15/2027 ^	3,900	2,564
2.87%, 05/15/2027	850	553
2.89%, 08/15/2027	100	64
2.90%, 11/15/2027	350	223
2.91%, 02/15/2028 ^	1,250	790
2.93%, 05/15/2028 ^	100	63
2.95%, 08/15/2028 ^	1,000	620
2.96%, 11/15/2028 ^	2,000	1,228
2.97%, 02/15/2029	2,950	1,796
2.98%, 05/15/2029 ^	100	60
2.99%, 08/15/2029	3,800	2,271
3.01%, 11/15/2029	1,500	888
3.02%, 02/15/2030	4,350	2,549
3.04%, 05/15/2030 ^	1,825	1,060
3.05%, 08/15/2030	950	546
3.06%, 11/15/2030 ^	900	512
3.09%, 05/15/2031 ^	150	84
3.11%, 11/15/2031	100	55
3.13%, 02/15/2032	50	27
3.16%, 11/15/2032	3,350	1,758
3.18%, 05/15/2033	4,350	2,235
3.19%, 08/15/2033	5,000	2,544
3.21%, 11/15/2033	600	302
3.22%, 02/15/2034	500	249
3.23%, 05/15/2034	400	197
3.24%, 08/15/2034	400	195
3.30%, 05/15/2036	100	46

Total U.S. Government Obligations (cost $278,773)		302,510

U.S. GOVERNMENT AGENCY OBLIGATIONS—50.0%
Fannie Mae
0.44%, 10/27/2037 *	1,600	1,591
0.46%, 02/25/2036 - 03/25/2045 *	599	596
0.48%, 10/25/2046 *	589	586
0.49%, 06/27/2036 - 09/25/2036 *	4,500	4,468
0.50%, 11/25/2046 *	4,361	4,341
0.53%, 07/25/2036 *	584	583
0.54%, 03/25/2036 *	445	445
0.56%, 03/25/2037 *	4,536	4,504
0.59%, 08/25/2036 *	969	968
0.64%, 06/25/2037 - 05/25/2042 *	1,012	1,009
0.69%, 07/25/2034 *	279	278
0.79%, 08/25/2041 *	1,960	1,966
0.84%, 04/25/2040 *	2,329	2,338

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica Core Bond

(formerly, Transamerica JPMorgan Core Bond)

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Fannie Mae (continued)
0.98%, 01/01/2019 *	$1,096	$1,109
1.33%, 07/05/2014 ▲	4,000	3,926
1.65%, 06/01/2017 ▲^	800	750
1.99%, 01/01/2017	1,500	1,500
2.19%, 09/01/2036 *	123	130
2.20%, 02/01/2037 *	253	266
2.25%, 02/01/2037 *	124	132
2.38%, 09/01/2036 *	348	371
2.42%, 10/01/2036 *	216	231
2.57%, 09/01/2036 *	96	103
2.58%, 06/01/2036 *	306	326
2.63%, 05/01/2036 *	447	476
2.65%, 12/01/2036 *	232	248
2.80%, 12/01/2036 *	496	532
2.92%, 11/01/2036 *	129	138
2.97%, 11/01/2018	1,465	1,547
3.00%, 01/25/2021	3,178	3,308
3.03%, 12/25/2039 *	987	1,055
3.10%, 03/01/2036 *	1,238	1,312
3.12%, 01/01/2022	2,000	2,087
3.23%, 11/01/2020	700	740
3.23%, 03/01/2036 *	459	488
3.27%, 11/01/2020	2,000	2,116
3.32%, 04/01/2037 *	87	93
3.38%, 01/01/2018	4,000	4,312
3.43%, 11/01/2020	4,800	5,131
3.50%, 12/25/2018 - 09/01/2020	4,955	5,265
3.52%, 01/01/2018 - 12/01/2020	11,641	12,574
3.54%, 01/01/2018	3,931	4,255
3.59%, 10/01/2021	2,000	2,143
3.63%, 01/01/2018	1,500	1,629
3.64%, 06/01/2018	6,000	6,530
3.73%, 06/25/2021	3,500	3,802
3.74%, 06/01/2018	1,988	2,177
3.76%, 06/25/2021 - 07/25/2021	10,500	11,395
3.77%, 01/01/2021 - 08/01/2021	6,500	7,068
3.80%, 03/01/2018	1,970	2,155
3.80%, 11/01/2037 *	239	255
3.86%, 07/01/2021	1,979	2,163
3.87%, 08/01/2021	1,985	2,169
3.88%, 09/01/2021	3,176	3,489
3.89%, 07/01/2021	6,000	6,567
3.92%, 08/01/2021	2,300	2,521
3.95%, 07/01/2021	7,000	7,685
3.95%, 11/01/2036 *	415	445
3.97%, 06/01/2021 - 07/01/2021	12,400	13,619
3.98%, 08/01/2021	4,942	5,419
3.99%, 07/01/2021 - 07/01/2026	6,796	7,410
4.00%, 04/01/2020 - 08/25/2023	6,052	6,553
4.02%, 08/01/2021	3,954	4,358
4.03%, 06/01/2021	4,873	5,373
4.05%, 01/01/2021 - 08/01/2021	10,035	11,072
4.06%, 07/01/2021	6,000	6,628
4.07%, 07/01/2020	1,800	1,963
4.13%, 08/01/2021	1,488	1,650
4.16%, 03/01/2021	2,463	2,737

	Principal (000’s)	Value (000’s)
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Fannie Mae (continued)
4.18%, 12/01/2019	$4,838	$5,368
4.22%, 07/01/2021	8,300	9,252
4.23%, 03/01/2020	4,807	5,349
4.24%, 06/01/2021	3,000	3,348
4.25%, 04/01/2021	2,500	2,792
4.26%, 07/01/2021	2,500	2,795
4.28%, 01/01/2020	1,453	1,621
4.30%, 01/01/2021	1,480	1,664
4.31%, 06/01/2021	9,892	11,091
4.31%, 07/01/2037 *	192	204
4.32%, 06/01/2021	2,476	2,778
4.34%, 06/01/2021	7,000	7,860
4.36%, 05/01/2021	2,000	2,311
4.37%, 04/01/2020	977	1,100
4.38%, 01/01/2021 - 04/01/2021	4,462	5,018
4.39%, 05/01/2021	1,000	1,126
4.40%, 02/01/2020	2,000	2,249
4.45%, 07/01/2026	1,488	1,662
4.48%, 06/01/2021	2,180	2,468
4.50%, 09/25/2018 - 10/25/2039	14,731	16,226
4.53%, 12/01/2019	2,152	2,435
4.54%, 01/01/2020	972	1,098
4.55%, 06/25/2043	270	293
4.65%, 03/01/2021	3,606	4,103
4.75%, 09/25/2018	832	892
5.00%, 04/25/2016 - 09/25/2040	43,734	47,761
5.00%, 05/11/2017 ^	8,650	10,306
5.20%, 11/01/2037 *	263	279
5.24%, 05/01/2017	6,000	6,752
5.38%, 06/12/2017 ^	10,000	12,129
5.50%, 01/01/2018 - 10/25/2040	76,834	86,163
5.52%, 07/01/2037 *	151	162
5.53%, 05/01/2018	951	1,087
5.61%, 01/25/2032 *	247	270
5.73%, 08/01/2037 *	347	370
5.75%, 08/25/2034	1,000	1,103
5.89%, 04/01/2036 - 05/25/2051 *	1,980	2,210
5.90%, 09/01/2037 *	248	270
5.94%, 06/25/2040 *	610	672
5.96%, 07/01/2037 *	215	230
5.99%, 09/01/2037 *	18	20
6.00%, 03/01/2019 - 12/25/2049	77,347	86,623
6.15%, 02/25/2040 *	786	902
6.22%, 08/01/2036 *	108	118
6.25%, 09/25/2038	607	686
6.45%, 03/25/2040 *	709	817
6.50%, 05/25/2017 - 07/25/2042	22,302	25,131
6.75%, 04/25/2037	740	815
7.00%, 12/25/2033 - 02/25/2044	26,394	31,465
7.07%, 12/25/2042 *	250	292
7.50%, 05/17/2024 - 12/25/2045	3,438	4,077
8.00%, 02/25/2023 - 10/01/2031	2,419	2,918
8.54%, 11/25/2037 *	1,134	1,351
12.18%, 03/25/2040 *	1,188	1,396
15.72%, 01/25/2034 *	128	159
16.28%, 08/25/2035 - 10/25/2035 *	472	649

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica Core Bond

(formerly, Transamerica JPMorgan Core Bond)

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Fannie Mae (continued)
16.87%, 04/25/2040 *	$398	$627
17.22%, 09/25/2024 *	573	832
18.87%, 05/25/2034 *	427	634
19.47%, 05/25/2035 *	757	1,117
21.87%, 04/25/2037 *	494	748
23.69%, 11/25/2035 *	374	599
Fannie Mae, IO
0.64%, 10/25/2016 *	721	6
3.00%, 01/25/2021	3,786	251
4.00%, 10/25/2014	2,086	105
4.20%, 11/25/2040 *	4,397	466
4.67%, 04/25/2041 *	3,522	251
4.76%, 07/25/2040 *	5,228	675
5.00%, 07/25/2039	602	84
5.50%, 10/25/2039	1,308	186
5.66%, 10/25/2039 *	930	119
5.76%, 02/25/2038 - 06/25/2039 *	8,186	1,081
5.84%, 01/25/2038 *	297	16
5.94%, 12/25/2039 *	224	27
6.01%, 01/25/2040 *	2,993	368
6.11%, 12/25/2037 *	4,208	718
6.16%, 07/25/2037 - 05/25/2040 *	6,535	1,009
6.18%, 04/25/2040 *	1,546	187
6.21%, 10/25/2037 - 12/25/2037 *	1,879	290
6.38%, 07/25/2037 *	2,378	357
6.41%, 10/25/2026 - 03/25/2039 *	4,990	745
6.75%, 03/25/2038 *	1,048	165
6.86%, 02/25/2040 *	1,230	176
Fannie Mae, PO 10/25/2023 - 07/25/2040	16,621	15,604
Fannie Mae STRIPS 2.87%, 11/15/2021 ▲	1,000	780
Fannie Mae STRIPS, PO 12/01/2024 - 08/01/2032	2,019	1,819
Federal Farm Credit Bank 5.13%, 11/15/2018	2,000	2,434
Financing Corp. STRIPS 1.88%, 09/26/2019 ▲	500	430
Freddie Mac
0.49%, 08/15/2023 *	965	965
0.54%, 06/15/2024 - 03/15/2036 *	2,045	2,045
0.59%, 07/15/2034 *	1,504	1,502
0.64%, 02/15/2033 *	1,602	1,597
1.44%, 07/15/2039 *	745	749
2.42%, 12/01/2036 *	609	650
2.45%, 10/01/2036 *	249	266
2.47%, 12/01/2036 *	529	565
2.50%, 11/01/2036 *	250	267
2.89%, 11/01/2036 *	57	61
3.13%, 05/01/2037 *	253	270
3.18%, 05/01/2036 *	211	224
3.22%, 03/01/2037 *	398	424
3.33%, 03/01/2036 *	1,038	1,117
3.45%, 11/01/2036 *	863	914
3.46%, 04/01/2037 *	162	173
3.50%, 06/15/2021	2,000	2,168
3.68%, 05/01/2038 *	147	158

	Principal (000’s)	Value (000’s)
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Freddie Mac (continued)
4.00%, 01/15/2018 - 12/15/2041	$3,883	$4,138
4.25%, 10/15/2030	287	289
4.50%, 07/01/2014 - 05/01/2041	55,714	60,185
4.52%, 04/01/2037 *	68	72
4.75%, 10/25/2037 *	949	968
4.87%, 05/01/2037 *	227	242
4.91%, 02/01/2036 *	2,529	2,710
5.00%, 10/01/2018 - 07/15/2041	32,854	36,302
5.00%, 01/01/2035 *	2,185	2,338
5.09%, 07/01/2036 *	1,893	2,028
5.10%, 12/01/2031 *	858	918
5.13%, 11/17/2017 ^	19,930	24,103
5.13%, 05/01/2037 *	199	211
5.23%, 05/25/2043	1,752	1,915
5.30%, 06/15/2012 - 01/15/2033	2,012	2,186
5.50%, 08/23/2017 ^	4,900	5,994
5.50%, 02/01/2018 - 01/15/2039	33,655	36,986
5.50%, 05/15/2041 *	3,846	4,260
5.63%, 06/01/2037 *	275	299
5.68%, 05/01/2037 *	742	775
5.69%, 10/15/2038 *	1,548	1,692
5.75%, 10/15/2035	1,200	1,288
5.89%, 04/01/2037 *	87	95
6.00%, 05/01/2017 - 06/15/2038	29,423	33,006
6.00%, 10/01/2037 *	201	214
6.16%, 09/01/2037 *	167	178
6.25%, 10/15/2023	934	976
6.39%, 02/01/2037 *	239	261
6.48%, 10/01/2037 *	249	275
6.50%, 08/15/2021 - 02/25/2043	12,974	14,640
6.50%, 09/25/2043 *	243	276
6.80%, 11/15/2021 *	1,173	1,295
7.00%, 12/15/2036 - 07/25/2043	3,018	3,559
7.16%, 11/15/2046 *	2,437	2,745
7.50%, 11/15/2036 - 09/25/2043	4,385	5,205
8.00%, 06/15/2035 *	379	410
8.50%, 09/01/2015	92	100
8.64%, 11/15/2033 *	1	1
8.71%, 11/15/2033 *	274	314
8.79%, 10/15/2033 *	140	142
10.00%, 03/17/2026 - 10/01/2030	1,144	1,356
11.00%, 02/17/2021	425	471
14.41%, 06/15/2033 *	188	231
15.84%, 10/15/2033 *	64	69
15.97%, 10/15/2033 *	159	166
16.70%, 02/15/2040 *	500	790
16.85%, 02/15/2038 *	101	139
19.50%, 07/15/2035 *	124	183
20.31%, 08/15/2031 *	189	273
21.04%, 05/15/2035 *	143	222
23.67%, 06/15/2035 *	133	212
Freddie Mac, IO
3.50%, 09/15/2024	2,013	139
4.00%, 11/15/2029 - 10/15/2037	15,913	1,559
4.25%, 01/15/2040 *	3,546	182
4.50%, 12/15/2024 - 07/15/2037	7,089	743

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica Core Bond

(formerly, Transamerica JPMorgan Core Bond)

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Freddie Mac, IO (continued)
5.00%, 04/15/2032 - 08/15/2040	$7,528	$1,148
5.50%, 07/15/2037	630	71
5.76%, 11/15/2037 - 10/15/2040 *	5,120	976
5.81%, 05/15/2038 *	2,891	354
5.86%, 05/15/2039 *	2,332	335
6.01%, 12/15/2039 *	2,641	396
6.10%, 12/15/2039 *	1,800	388
6.16%, 01/15/2037 *	1,210	203
6.21%, 11/15/2037 *	188	28
6.46%, 01/15/2019 *	804	34
6.56%, 09/15/2039 *	1,153	208
7.46%, 08/15/2036 *	4,505	663
Freddie Mac, PO 03/15/2019 - 01/15/2040	17,916	16,569
Freddie Mac Re-REMIC 6.00%, 05/15/2036	3,277	3,887
Freddie Mac STRIPS, PO 04/01/2028	572	515
Ginnie Mae 0.44%, 04/16/2037 *	200	199
5.50%, 05/16/2019 - 09/20/2039	10,109	11,689
5.54%, 07/20/2040 *	5,648	6,336
5.75%, 02/20/2036 - 10/20/2037	11,211	12,369
5.85%, 10/20/2033 *	727	829
6.00%, 04/20/2020 - 12/20/2039	13,906	15,759
6.13%, 06/16/2031	1,584	1,822
6.50%, 04/20/2028 - 12/15/2035	3,931	4,518
7.00%, 09/15/2031 - 10/16/2040	3,117	3,734
7.00%, 09/20/2034 *	65	70
7.40%, 03/17/2033 *	252	268
7.50%, 12/20/2029 - 10/15/2037	1,459	1,696
8.76%, 04/20/2034 *	370	422
14.26%, 11/17/2032 *	112	136
16.80%, 02/20/2034 *	73	119
22.44%, 04/20/2037 *	681	1,025
Ginnie Mae, IO
4.00%, 09/16/2037	4,531	578
5.59%, 02/20/2038 *	386	60
5.66%, 09/20/2038 *	2,950	456
5.71%, 02/20/2039 - 06/20/2039 *	1,339	207
5.76%, 02/20/2038 *	3,687	584
5.80%, 02/20/2039 *	448	69
5.81%, 08/16/2039 *	2,590	346
5.85%, 09/20/2039 *	2,657	420
5.86%, 11/20/2034 - 08/20/2039 *	7,644	1,109
5.91%, 07/20/2038 *	2,443	358
5.96%, 03/20/2037 - 06/20/2038 *	5,910	1,002
6.06%, 03/20/2039 *	472	65
6.16%, 12/20/2038 - 11/16/2039 *	4,672	627
6.29%, 12/20/2037 *	186	30
6.31%, 11/16/2033 - 11/20/2037 *	549	93
6.36%, 05/20/2041 *	1,983	346
6.41%, 09/20/2033 *	2,004	153
6.44%, 07/20/2037 *	1,708	275
6.46%, 06/20/2037 *	2,901	505
6.50%, 03/20/2039	249	53
7.06%, 12/20/2038 *	1,981	322

	Principal (000’s)	Value (000’s)
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Ginnie Mae, IO (continued)
7.36%, 09/20/2038 *	$231	$37
7.46%, 04/16/2038 *	140	23
Ginnie Mae, PO 12/20/2032—12/20/2040	7,037	6,469
Government Trust Certificate Zero Coupon, 04/01/2016—04/01/2020	15,890	13,603
0.92%, 10/01/2015 ▲	4,000	3,812
Residual Funding Corp. Principal STRIPS, PO 2.23%, 07/15/2020 ▲	1,400	1,183
2.30%, 10/15/2020 ▲	1,000	833
Tennessee Valley Authority 4.63%, 09/15/2060	236	266
5.25%, 09/15/2039	40	50
5.88%, 04/01/2036	2,325	3,085
Tennessee Valley Authority Generic STRIPS 2.42%, 05/01/2019 ▲	500	433
Tennessee Valley Authority Principal STRIPS 3.36%, 11/01/2025 ▲	1,000	641

Total U.S. Government Agency Obligations (cost $1,025,170)		1,061,661

FOREIGN GOVERNMENT OBLIGATIONS—1.6%
Corp. Andina de Fomento 3.75%, 01/15/2016 ^	795	831
Israel Government AID Bond ▲
1.85%, 08/15/2018	1,500	1,355
2.06%, 03/15/2019	10,000	8,838
2.19%, 09/15/2019	7,500	6,497
2.30%, 02/15/2020	6,500	5,527
2.39%, 09/15/2020	7,996	6,634
3.28%, 02/15/2025	2,250	1,488
3.56%, 11/15/2026	1,400	853
Mexico Government International Bond 4.75%, 03/08/2044	888	913
Province of Manitoba Canada 2.13%, 04/22/2013 ^	100	102
Province of Ontario Canada 2.70%, 06/16/2015	700	737
2.95%, 02/05/2015 ^	515	545
Province of Quebec Canada 6.35%, 01/30/2026	285	385

Total Foreign Government Obligations (cost $33,560)		34,705

MORTGAGE-BACKED SECURITIES—10.6%
A10 Securitization LLC Series 2012-1, Class A 3.49%, 04/15/2024—144A	1,500	1,504
American General Mortgage Loan Trust Series 2006-1, Class A5 5.75%, 12/25/2035—144A *	339	357
Series 2009-1, Class A4 5.75%, 09/25/2048—144A *	1,650	1,667
Series 2009-1, Class A5 5.75%, 09/25/2048—144A *	1,100	1,120
Series 2009-1, Class A7 5.75%, 09/25/2048—144A *	1,900	1,948
Series 2010-1A, Class A1 5.15%, 03/25/2058—144A *	952	977

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica Core Bond

(formerly, Transamerica JPMorgan Core Bond)

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
MORTGAGE-BACKED SECURITIES (continued)
American General Mortgage Loan Trust (continued) Series 2010-1A, Class A3 5.65%, 03/25/2058—144A *	$1,140	$1,195
Series 2009-1, Class A60 4.78%, 06/26/2037—144A	145	143
Series 2009-2, Class A55 5.20%, 05/24/2036—144A *	231	229
Series 2009-2, Class G60 5.20%, 05/24/2036—144A *	400	389
Series 2009-3, Class A65 2.68%, 03/26/2037—144A *	1,254	1,233
Series 2009-4, Class A60 6.00%, 06/28/2037—144A	202	209
Series 2010-3, Class 2A22 0.52%, 10/28/2036—144A *	560	554
Series 2010-4, Class 2A20 0.39%, 11/28/2036—144A *	369	358
Series 2011-1, Class 3A50 2.66%, 11/28/2035—144A *	480	465
Banc of America Alternative Loan Trust Series 2003-7, Class 2A4 5.00%, 09/25/2018	417	426
Series 2003-9, Class 1CB2 5.50%, 11/25/2033	204	209
Series 2003-11, Class 1A1 6.00%, 01/25/2034	163	169
Series 2003-11, Class 2A1 6.00%, 01/25/2034	212	221
Series 2004-1, Class 1A1 6.00%, 02/25/2034	661	695
Series 2004-1, Class 5A1 5.50%, 02/25/2019	84	85
Series 2004-6, Class 3A2 6.00%, 07/25/2034	236	240
Series 2004-8, Class 3A1 5.50%, 09/25/2019	115	116
Banc of America Funding Corp. Series 2004-3, Class 1A1 5.50%, 10/25/2034	743	758
Series 2004-3, Class 1A7 5.50%, 10/25/2034	5	5
Series 2004-C, Class 1A1 5.04%, 12/20/2034 *	181	178
Series 2005-E, Class 4A1 2.66%, 03/20/2035 *	2,496	2,293
Series 2010-R4, Class 5A1 0.39%, 07/26/2036—144A *	244	238
Series 2010-R5, Class 1A1 5.50%, 10/26/2037—144A	1,172	1,216
Series 2010-R11A, Class 1A6 5.36%, 08/26/2035—144A *	903	952
Banc of America Merrill Lynch Commercial Mortgage, Inc. Series 2005-3, Class A4 4.67%, 07/10/2043	300	328
Series 2005-3, Class AM 4.73%, 07/10/2043	800	832
Series 2005-5, Class A4 5.12%, 10/10/2045 *	200	223
Series 2006-3, Class A4 5.89%, 07/10/2044 *	600	678

	Principal (000’s)	Value (000’s)
MORTGAGE-BACKED SECURITIES (continued)
Banc of America Merrill Lynch Commercial Mortgage, Inc. (continued) Series 2006-4, Class A4 5.63%, 07/10/2046	$500	$565
Series 2006-5, Class A4 5.41%, 09/10/2047	150	167
Banc of America Mortgage Securities, Inc. Series 2003-3, Class 1A7 5.50%, 05/25/2033	840	859
Series 2003-3, Class 2A1 0.79%, 05/25/2018 *	99	94
Series 2003-4, Class 2A1 0.79%, 06/25/2018 *	428	418
Series 2003-6, Class 2A1 0.69%, 08/25/2018 *	174	166
Series 2003-C, Class 3A1 3.09%, 04/25/2033 *	321	322
Series 2003-E, Class 2A2 2.89%, 06/25/2033 *	472	460
Series 2004-3, Class 1A26 5.50%, 04/25/2034	1,300	1,327
Series 2004-3, Class 3A1 5.00%, 04/25/2019	148	150
Series 2004-5, Class 4A1 4.75%, 06/25/2019	107	110
Series 2004-C, Class 2A2 3.13%, 04/25/2034 *	968	944
BCAP LLC Trust Series 2009-RR5, Class 8A1 5.50%, 11/26/2034—144A	547	578
Series 2009-RR10, Class 17A1 5.75%, 06/26/2037—144A	148	149
Series 2009-RR13, Class 17A2 5.50%, 04/26/2037—144A *	568	590
Series 2009-RR14, Class 3A2 2.70%, 08/26/2035—144A *	500	428
Series 2010-RR4, Class 12A1 4.00%, 07/26/2036—144A *	589	582
Series 2010-RR5, Class 2A5 5.10%, 04/26/2037—144A *	809	805
Series 2010-RR6, Class 22A3 5.00%, 06/26/2036—144A *	668	663
Series 2010-RR6, Class 5A1 5.50%, 11/26/2037—144A *	264	263
Series 2010-RR7, Class 1A5 5.01%, 04/26/2035—144A *	921	900
Series 2010-RR7, Class 2A1 4.55%, 07/26/2045—144A *	1,244	1,168
Series 2010-RR7, Class 15A1 1.04%, 01/26/2036—144A *	410	387
Series 2010-RR7, Class 16A1 0.86%, 02/26/2047—144A *	616	573
Series 2010-RR8, Class 3A3 5.08%, 05/26/2035—144A *	510	513
Series 2010-RR8, Class 3A4 5.08%, 05/26/2035—144A *	773	691
Series 2010-RR12, Class 2A5 4.50%, 01/26/2036—144A *	794	807
Series 2011-RR4, Class 6A3 5.00%, 08/26/2037—144A *	897	856
Series 2011-RR5, Class 11A3 0.39%, 05/28/2036—144A *	1,129	995

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica Core Bond

(formerly, Transamerica JPMorgan Core Bond)

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
MORTGAGE-BACKED SECURITIES (continued)
BCAP LLC Trust (continued) Series 2011-RR5, Class 14A3 2.73%, 07/26/2036—144A *	$1,085	$1,031
Series 2011-RR10, Class 2A1 0.24%, 09/26/2037—144A *	2,432	2,131
Series 2012-RR2, Class 1A1 0.41%, 08/26/2036—144A *	1,595	1,479
Series 2012-RR3, Class 2A5 4.93%, 05/26/2037—144A	2,000	1,940
Bear Stearns Adjustable Rate Mortgage Trust Series 2003-4, Class 3A1 4.99%, 07/25/2033 *	208	208
Series 2004-2, Class 14A 5.09%, 05/25/2034 *	268	267
Series 2005-5, Class A1 2.22%, 08/25/2035 *	368	355
Bear Stearns Alt-A Trust Series 2005-2, Class 1A1 0.74%, 03/25/2035 *	453	385
Bear Stearns Commercial Mortgage Securities Series 2004-PWR4, Class A3 5.47%, 06/11/2041 *	1,000	1,074
Series 2006-PW11, Class A4 5.62%, 03/11/2039 *	200	225
Bear Stearns Commercial Mortgage Securities, IO Series 2005-PWR8, Class X1 0.29%, 06/11/2041—144A *	14,540	210
Chase Mortgage Finance Corp. Series 2003-S2, Class A1 5.00%, 03/25/2018	261	264
Series 2004-S3, Class 2A5 5.50%, 03/25/2034	798	829
Series 2007-A1, Class 1A3 2.85%, 02/25/2037 *	2,937	2,947
Series 2007-A1, Class 2A1 2.75%, 02/25/2037 *	678	674
Series 2007-A1, Class 7A1 2.72%, 02/25/2037 *	510	488
Series 2007-A1, Class 9A1 2.79%, 02/25/2037 *	209	203
Series 2007-A2, Class 1A1 2.88%, 07/25/2037 *	136	122
Series 2007-A2, Class 2A1 2.77%, 07/25/2037 *	851	868
Chase Mortgage Finance Corp., PO Series 2003-S9, Class AP 10/25/2018	65	65
Citicorp Mortgage Securities, Inc. Series 2004-4, Class A4 5.50%, 06/25/2034	753	787
Citigroup Commercial Mortgage Trust Series 2005-C3, Class AM 4.83%, 05/15/2043 *	440	453
Series 2006-C5, Class A4 5.43%, 10/15/2049	500	568
Citigroup Mortgage Loan Trust, Inc. Series 2003-1, Class 3A4 5.25%, 09/25/2033	613	647
Series 2005-2, Class 2A11 5.50%, 05/25/2035	404	397
Series 2008-AR4, Class 1A1A 3.02%, 11/25/2038—144A *	1,502	1,492

	Principal (000’s)	Value (000’s)
MORTGAGE-BACKED SECURITIES (continued)
Citigroup Mortgage Loan Trust, Inc. (continued) Series 2009-10, Class 1A1 2.46%, 09/25/2033—144A *	$964	$955
Series 2009-11, Class 3A1 5.75%, 05/25/2037—144A *	996	1,016
Series 2010-7, Class 10A1 2.61%, 02/25/2035—144A *	427	426
Series 2010-8, Class 5A6 4.00%, 11/25/2036—144A	8,662	8,892
Series 2010-8, Class 6A6 4.50%, 12/25/2036—144A	7,419	7,649
Series 2011-3, Class 1A1 0.32%, 02/25/2047—144A *	440	433
Series 2011-10, Class 4A1 0.43%, 02/25/2046—144A *	1,341	1,272
Citigroup/Deutsche Bank Commercial Mortgage Trust, IO Series 2007-CD4, Class XC 0.22%, 12/11/2049—144A *	41,500	322
Commercial Mortgage Asset Trust Series 1999-C1, Class D 7.35%, 01/17/2032 *	1,000	1,065
Countrywide Alternative Loan Trust, PO Series 2002-7 08/25/2032	135	100
Countrywide Home Loan Mortgage Pass- Through Trust Series 2003-34, Class A6 5.25%, 09/25/2033	35	35
Series 2003-39, Class A6 5.00%, 10/25/2033	771	763
Series 2003-50, Class A1 5.00%, 11/25/2018	501	514
Series 2003-J13, Class 1A7 5.25%, 01/25/2034	1,554	1,586
Series 2004-3, Class A4 5.75%, 04/25/2034	1,026	1,057
Series 2004-3, Class A26 5.50%, 04/25/2034	684	706
Series 2004-5, Class 1A4 5.50%, 06/25/2034	889	922
Series 2004-8, Class 2A1 4.50%, 06/25/2019	105	107
Series 2004-J4, Class 2A1 5.00%, 05/25/2019	222	228
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-21, Class 1A4 5.25%, 09/25/2033	352	356
Series 2003-27, Class 5A3 5.25%, 11/25/2033	777	800
Series 2003-27, Class 5A4 5.25%, 11/25/2033	523	541
Series 2003-29, Class 5A1 7.00%, 12/25/2033	278	297
Series 2003-29, Class 8A1 6.00%, 11/25/2018	132	136
Series 2003-AR15, Class 3A1 2.82%, 06/25/2033 *	375	346
Series 2004-4, Class 2A4 5.50%, 09/25/2034	758	790

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica Core Bond

(formerly, Transamerica JPMorgan Core Bond)

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse First Boston Mortgage Securities Corp. (continued) Series 2004-5, Class 3A1 5.25%, 08/25/2019	$431	$441
Series 2004-8, Class 1A4 5.50%, 12/25/2034	760	$799
Series 2004-8, Class 3A5 5.50%, 12/25/2034	481	499
Series 2005-C3, Class AM 4.73%, 07/15/2037	400	423
Credit Suisse Mortgage Capital Certificates Series 2006-C2, Class A3 5.85%, 03/15/2039 *	1,600	1,762
Series 2009-3R, Class 19A3 6.00%, 01/27/2038—144A	389	391
Series 2010-16, Class A3 4.25%, 06/25/2050—144A *	400	366
Series 2010-16, Class A4 4.25%, 06/25/2050—144A *	1,000	790
Series 2010-1R, Class 5A1 5.00%, 01/27/2036—144A *	518	535
Series 2010-11R, Class A1 1.24%, 06/28/2047—144A *	231	230
Series 2010-12R, Class 14A1 2.72%, 09/26/2046—144A *	520	516
Series 2010-15R, Class 7A1 4.65%, 10/26/2037—144A *	210	205
Series 2010-17R, Class 1A1 2.55%, 06/26/2036—144A *	375	360
Series 2011-1R, Class A1 1.24%, 02/27/2047—144A *	1,309	1,289
Series 2011-6R, Class 3A1 2.76%, 07/28/2036—144A *	775	730
Series 2011-7R, Class A1 1.49%, 08/28/2047—144A *	1,820	1,787
Series 2011-9R, Class A1 2.24%, 03/27/2046—144A *	3,473	3,451
Series 2011-16R, Class 7A3 3.50%, 12/27/2036—144A *	863	850
Series 2012-3R, Class 1A1 3.25%, 07/27/2037—144A *	1,953	1,968
CW Capital Cobalt, Ltd. Series 2006-C1, Class A4 5.22%, 08/15/2048	600	657
CW Capital Cobalt, Ltd., IO Series 2006-C1 0.92%, 08/15/2048 *	27,584	743
DBRR Trust, IO Series 2011-C32, Class A3X1 2.02%, 06/17/2049—144A * ə	6,000	102
Deutsche ALT-A Securities, Inc., Alternate Loan Trust Series 2005-1, Class 2A1 5.80%, 02/25/2020 *	285	293
Deutsche Mortgage Securities, Inc. Series 2009-RS2, Class 4A1 0.37%, 04/26/2037—144A *	273	264
Series 2010-RS2, Class A1 1.49%, 06/28/2047—144A *	338	335
FDIC Structured Sale Guaranteed Notes Series 2010-C1, Class A 2.98%, 12/06/2020—144A	1,187	1,234

	Principal (000’s)	Value (000’s)
MORTGAGE-BACKED SECURITIES (continued)
First Horizon Asset Securities, Inc. Series 2003-8, Class 2A1 4.50%, 09/25/2018	$137	$138
Series 2004-AR2, Class 2A1 2.64%, 05/25/2034 *	813	781
Fontainebleau Miami Beach Trust 2.89%, 05/07/2027	1,146	1,157
GE Capital Commercial Mortgage Corp. Series 2005-C1, Class AJ 4.83%, 06/10/2048 *	1,000	1,027
GMAC Mortgage Corp., Loan Trust
Series 2003-AR1, Class A4 3.03%, 10/19/2033 *	228	228
Series 2003-AR2, Class 2A4 2.99%, 12/19/2033 *	1,240	1,228
Series 2004-J5, Class A7 6.50%, 01/25/2035	2,000	2,089
Series 2004-J6, Class 1A1 5.00%, 01/25/2020	222	227
Greenwich Capital Commercial Funding Corp. Series 2005-GG3, Class AJ 4.86%, 08/10/2042 *	220	228
GS Mortgage Securities Corp. II Series 2004-GG2, Class A6 5.40%, 08/10/2038 *	1,000	1,078
GS Mortgage Securities Corp. II, IO Series 2006-GG8, Class X 0.81%, 11/10/2039—144A *	11,299	242
GSMPS Mortgage Loan Trust Series 2005-RP3, Class 1AF 0.59%, 09/25/2035—144A *	1,561	1,223
GSMPS Mortgage Loan Trust, IO Series 2005-RP3, Class 1AS 5.10%, 09/25/2035—144A *	1,171	177
GSR Mortgage Loan Trust Series 2003-7F, Class 1A4 5.25%, 06/25/2033	1,581	1,568
Series 2004-8F, Class 2A3 6.00%, 09/25/2034	1,684	1,761
Series 2005-5F, Class 8A3 0.74%, 06/25/2035 *	240	227
Impac CMB Trust Series 2005-4, Class 2A1 0.54%, 05/25/2035 *	435	405
Impac Secured Assets CMN Owner Trust Series 2003-2, Class A1 5.50%, 08/25/2033	136	144
Series 2006-1, Class 2A1 0.59%, 05/25/2036 *	960	880
Series 2006-2, Class 2A1 0.59%, 08/25/2036 *	938	837
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2004-CB8, Class A4 4.40%, 01/12/2039	1,000	1,048
Series 2004-CB9, Class A4 5.78%, 06/12/2041 *	1,000	1,078
Series 2005-CB11, Class AJ 5.54%, 08/12/2037 *	700	712
Series 2005-CB13, Class A4 5.46%, 01/12/2043 *	385	421

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica Core Bond

(formerly, Transamerica JPMorgan Core Bond)

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Corp. (continued) Series 2006-CB15, Class A4 5.81%, 06/12/2043 *	$1,500	$1,687
Series 2006-CB16, Class A4 5.55%, 05/12/2045	100	113
Series 2006-LDP9, Class A3SF 0.40%, 05/15/2047 *	1,000	924
JPMorgan Chase Commercial Mortgage Securities Corp., IO Series 2006-CB15, Class X1 0.11%, 06/12/2043 *	54,664	367
JPMorgan Mortgage Trust Series 2004-A3, Class 4A1 2.76%, 07/25/2034 *	165	161
Series 2004-A4, Class 1A1 2.76%, 09/25/2034 *	217	218
Series 2004-S1, Class 1A7 5.00%, 09/25/2034	81	83
Series 2005-A1, Class 3A4 5.01%, 02/25/2035 *	688	681
Series 2005-A1, Class 5A1 4.44%, 02/25/2035 *	59	59
Series 2006-A2, Class 4A1 2.75%, 08/25/2034 *	517	500
Series 2006-A2, Class 5A3 2.65%, 11/25/2033 *	1,195	1,183
Series 2006-A3, Class 6A1 2.78%, 08/25/2034 *	136	127
JPMorgan Re-REMIC Series 2009-6, Class 4A1 5.66%, 09/26/2036—144A *	435	433
Series 2010-4, Class 7A1 4.27%, 08/26/2035—144A *	508	498
LB-UBS Commercial Mortgage Trust Series 2004-C2, Class A4 4.37%, 03/15/2036	1,110	1,167
Series 2006-C1, Class A4 5.16%, 02/15/2031	150	167
Series 2006-C4, Class A4 6.07%, 06/15/2038 *	400	456
LB-UBS Commercial Mortgage Trust, IO Series 2006-C1, Class XCL 0.21%, 02/15/2041—144A *	24,528	279
LVII Resecuritization Trust Series 2009-2, Class A4 2.75%, 09/27/2037—144A *	59	58
Series 2009-2, Class A5 2.96%, 09/27/2037—144A *	2,000	1,998
Series 2009-3, Class M3 5.61%, 11/27/2037—144A *	600	631
MASTR Adjustable Rate Mortgages Trust Series 2004-13, Class 2A1 2.63%, 04/21/2034 *	1,439	1,415
Series 2004-13, Class 3A6 2.72%, 11/21/2034 *	88	88
Series 2004-13, Class 3A7 2.72%, 11/21/2034 *	700	677
MASTR Alternative Loans Trust Series 2003-9, Class 2A1 6.00%, 12/25/2033	185	186

	Principal (000’s)	Value (000’s)
MORTGAGE-BACKED SECURITIES (continued)
MASTR Alternative Loans Trust (continued) Series 2004-5, Class 5A1 4.75%, 06/25/2019	$218	$220
MASTR Asset Securitization Trust Series 2003-2, Class 1A1 5.00%, 03/25/2018	112	115
Series 2003-3, Class 3A18 5.50%, 04/25/2033	329	340
Series 2003-11, Class 9A6 5.25%, 12/25/2033	1,088	1,141
Series 2004-P7, Class A6 5.50%, 12/27/2033—144A	579	611
MASTR Resecuritization Trust, PO Series 2005, Class 3 05/28/2035—144A	236	184
Merrill Lynch Mortgage Investors, Inc. Series 2003-A4, Class 2A 2.74%, 07/25/2033 *	192	194
Series 2003-A5, Class 2A6 2.51%, 08/25/2033 *	194	192
Series 2004-A4, Class A2 2.63%, 08/25/2034 *	298	288
Merrill Lynch Mortgage Trust Series 2005-LC1, Class AJ 5.51%, 01/12/2044 *	500	493
Series 2006-C1, Class A4 5.85%, 05/12/2039 *	730	826
Merrill Lynch/Countrywide Commercial Mortgage Trust, IO Series 2006-4, Class XC 0.25%, 12/12/2049—144A *	16,155	195
MLCC Mortgage Investors, Inc. Series 2004-1, Class 2A1 2.29%, 12/25/2034 *	626	626
Series 2004-D, Class A2 1.47%, 09/25/2029 *	422	389
Morgan Stanley Capital I Series 2004-HQ4, Class A7 4.97%, 04/14/2040	2,500	2,647
Series 2006-T21, Class A4 5.16%, 10/12/2052 *	200	221
Series 2007-T27, Class A4 5.82%, 06/11/2042 *	200	232
Series 2011-C3, Class A3 4.05%, 07/15/2049	637	689
Morgan Stanley Capital I, IO Series 2006-IQ12, Class X1 0.18%, 12/15/2043—144A *	39,645	557
Series 2006-T21, Class X 0.30%, 10/12/2052—144A *	97,191	759
Series 2007-HQ11, Class X 0.40%, 02/12/2044—144A *	69,776	505
Morgan Stanley Mortgage Loan Trust Series 2004-3, Class 4A 5.66%, 04/25/2034 *	677	687
Morgan Stanley Re-REMIC Trust 0.25%, 07/27/2049	500	332
2.00%, 07/27/2049	2,513	2,501
Series 2009-IO, Class A1 3.00%, 07/17/2056—144A	221	222
Series 2009-IO, Class A2 5.00%, 07/17/2056—144A ə	2,500	2,560

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica Core Bond

(formerly, Transamerica JPMorgan Core Bond)

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Re-REMIC Trust (continued) Series 2010-C30A, Class A3A 3.25%, 12/17/2043—144A	$682	$681
Series 2010-HQ4B, Class A7A 4.97%, 04/16/2040—144A	1,400	1,481
Series 2011-IO, Class A 2.50%, 03/23/2051—144A	2,022	2,032
NCUA Guaranteed Notes Series 2010-C1, Class APT 2.65%, 10/29/2020	3,010	3,138
Series 2010-R3, Class 1A 0.80%, 12/08/2020 *	900	903
Series 2010-R3, Class 3A 2.40%, 12/08/2020	411	421
Prime Mortgage Trust Series 2004-CL1, Class 1A1 6.00%, 02/25/2034	279	296
Prime Mortgage Trust, PO Series 2004-CL1, Class 1 02/25/2034	25	23
Provident Funding Mortgage Loan Trust Series 2005-1, Class 2A1 2.82%, 05/25/2035 *	555	544
RBSSP Resecuritization Trust Series 2009-1, Class 1A1 6.50%, 02/26/2036—144A	604	642
Series 2010-9, Class 7A5 4.00%, 05/26/2037—144A *	902	897
Residential Accredit Loans, Inc. Series 2003-QS1, Class A6 4.25%, 01/25/2033	155	157
Series 2003-QS13, Class A5 0.89%, 07/25/2033 *	465	401
Series 2003-QS15, Class A7 5.50%, 08/25/2033	1,287	1,324
Series 2003-QS18, Class A1 5.00%, 09/25/2018	159	163
Series 2004-QS7, Class A4 5.50%, 05/25/2034	386	348
Residential Asset Mortgage Products, Inc. Series 2004-SL2, Class A3 7.00%, 10/25/2031	446	467
Residential Asset Securitization Trust Series 2002-A13, Class A4 5.25%, 12/25/2017	80	81
Residential Funding Mortgage Securities I Series 2003-S4, Class A4 5.75%, 03/25/2033	735	773
Series 2003-S20, Class 2A1 4.75%, 12/25/2018	125	127
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HYB1, Class A 2.74%, 09/25/2033 *	564	549
Series 2003-UP1, Class A 3.95%, 04/25/2032—144A *	47	40
Sequoia Mortgage Trust Series 2004-11, Class A1 0.54%, 12/20/2034 *	725	632
Series 2004-11, Class A3 0.54%, 12/20/2034 *	880	829

	Principal (000’s)	Value (000’s)
MORTGAGE-BACKED SECURITIES (continued)
Sequoia Mortgage Trust (continued) Series 2004-12, Class A3 1.05%, 01/20/2035 *	$471	$362
Springleaf Mortgage Loan Trust Series 2011-1A, Class A1 4.05%, 01/25/2058—144A *	1,973	2,002
Series 2011-1A, Class A2 5.45%, 01/25/2058—144A *	1,500	1,500
Series 2012-1A, Class A 2.67%, 09/25/2057—144A *	818	816
Series 2012-1A, Class M3 6.00%, 09/25/2057—144A *	1,000	905
Structured Adjustable Rate Mortgage Loan Trust Series 2004-6, Class 5A4 4.91%, 06/25/2034 *	800	788
Structured Asset Mortgage Investments, Inc. Series 2004-AR5, Class 1A1 0.90%, 10/19/2034 *	613	538
Structured Asset Securities Corp. Series 2003-16, Class A3 0.74%, 06/25/2033 *	110	105
Series 2003-32, Class 1A1 5.27%, 11/25/2033 *	204	214
Series 2003-35, Class 3A1 0.74%, 12/25/2033 *	457	441
Series 2003-33H, Class 1A1 5.50%, 10/25/2033	186	189
Series 2003-37A, Class 2A 5.03%, 12/25/2033 *	251	250
Series 2004-5H, Class A4 5.54%, 12/25/2033	883	862
Series 2004-4XS, Class 1A5 5.49%, 02/25/2034 *	721	729
Thornburg Mortgage Securities Trust Series 2003-4, Class A1 0.88%, 09/25/2043 *	520	498
Series 2004-1, Class II2A 1.91%, 03/25/2044 *	234	217
TIAA Seasoned Commercial Mortgage Trust Series 2007-C4, Class A3 5.66%, 08/15/2039 *	650	700
Vendee Mortgage Trust Series 1993-1, Class ZB 7.25%, 02/15/2023	416	481
Series 1998-2, Class 1G 6.75%, 06/15/2028	734	849
Vericrest Opportunity Loan Transferee Series 2011-NL1A, Class A1 5.93%, 12/26/2050—144A *	549	551
Series 2011-NL1A, Class A2 9.08%, 12/26/2050—144A *	1,400	1,412
Series 2011-NL2A, Class A1 5.68%, 06/25/2051—144A *	480	481
Series 2011-NL2A, Class A2 9.32%, 06/25/2051—144A *	1,300	1,308
Series 2011-NL3A, Class A1 5.19%, 09/25/2051—144A *	979	981
Series 2011-NL3A, Class A2 9.32%, 09/25/2051—144A *	615	616
Series 2012-NL1A, Class A1 4.21%, 03/25/2049—144A *	517	517

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica Core Bond

(formerly, Transamerica JPMorgan Core Bond)

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2012

(unaudited)

	Principal	Value
	(000’s)	(000’s)
MORTGAGE-BACKED SECURITIES (continued)
VOLT LLC Series 2012-1A, Class A1 4.95%, 03/25/2049—144A *	$4,000	$4,000
Wachovia Bank Commercial Mortgage Trust Series 2003-C9, Class A4 5.01%, 12/15/2035 *	1,500	1,573
Series 2004-C11, Class A5 5.22%, 01/15/2041 *	1,118	1,198
Wachovia Bank Commercial Mortgage Trust, IO Series 2006-C24, Class XC 0.08%, 03/15/2045—144A *	147,082	619
WaMu Mortgage Pass-Through Certificates Series 2003-AR6, Class A1 2.57%, 06/25/2033 *	1,022	1,018
Series 2003-AR7, Class A7 2.44%, 08/25/2033 *	374	366
Series 2003-AR8, Class A 2.49%, 08/25/2033 *	129	129
Series 2003-AR9, Class 1A6 2.46%, 09/25/2033 *	645	648
Series 2003-S3, Class 1A4 5.50%, 06/25/2033	717	731
Series 2003-S4, Class 2A10 16.81%, 06/25/2033 *	41	47
Series 2003-S8, Class A4 4.50%, 09/25/2018	133	134
Series 2003-S9, Class A8 5.25%, 10/25/2033	602	619
Series 2004-AR3, Class A1 2.59%, 06/25/2034 *	88	88
Series 2004-AR3, Class A2 2.59%, 06/25/2034 *	909	898
Series 2004-CB2, Class 7A 5.50%, 08/25/2019	487	508
Series 2004-CB3, Class 4A 6.00%, 10/25/2019	538	559
Series 2004-S1, Class 1A3 0.64%, 03/25/2034 *	131	128
Series 2004-S2, Class 2A4 5.50%, 06/25/2034	618	632
Washington Mutual MSC Mortgage Pass- Through Certificates Series 2003-MS2, Class 1A1 5.75%, 02/25/2033	426	442
Series 2004-RA2, Class 2A 7.00%, 07/25/2033	175	185
Wells Fargo Mortgage Backed Securities Trust Series 2003-11, Class 1A10 4.75%, 10/25/2018	914	938
Series 2003-11, Class 2A1 4.75%, 10/25/2018	678	697
Series 2003-15, Class 1A1 4.75%, 12/25/2018	167	173
Series 2003-J, Class 2A5 4.43%, 10/25/2033 *	17	17
Series 2003-K, Class 1A1 4.44%, 11/25/2033 *	67	68
Series 2004-4, Class A9 5.50%, 05/25/2034	647	666

	Principal	Value
	(000’s)	(000’s)
MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Mortgage Backed Securities Trust (continued)
Series 2004-7, Class 2A2 5.00%, 07/25/2019	$238	$246
Series 2004-EE, Class 2A1 2.70%, 12/25/2034 *	484	484
Series 2004-EE, Class 2A2 2.70%, 12/25/2034 *	121	121
Series 2004-EE, Class 3A1 2.76%, 12/25/2034 *	117	118
Series 2004-EE, Class 3A2 2.76%, 12/25/2034 *	175	179
Series 2004-I, Class 1A1 2.70%, 07/25/2034 *	1,535	1,512
Series 2004-P, Class 2A1 2.67%, 09/25/2034 *	2,706	2,700
Series 2004-R, Class 2A1 2.63%, 09/25/2034 *	1,413	1,411
Series 2004-U, Class A1 2.72%, 10/25/2034 *	1,579	1,572
Series 2004-V, Class 1A1 2.70%, 10/25/2034 *	286	282
Series 2004-V, Class 1A2 2.70%, 10/25/2034 *	128	127
Series 2004-W, Class A9 2.61%, 11/25/2034 *	404	403
Series 2005-1, Class 2A1 5.00%, 01/25/2020	283	290
Series 2005-13, Class A1 5.00%, 11/25/2020	167	175
Series 2005-AR8, Class 2A1 2.69%, 06/25/2035 *	633	608
Series 2005-AR9, Class 2A1 2.67%, 10/25/2033 *	245	242
Wells Fargo Mortgage Loan Trust Series 2012-RR1, Class A1 2.85%, 08/27/2037—144A *	937	929
WF-RBS Commercial Mortgage Trust Series 2011-C3, Class A4 4.38%, 03/15/2044—144A	550	598

Total Mortgage-Backed Securities (cost $224,222)		226,308

ASSET-BACKED SECURITIES—3.3%
AH Mortgage Advance Trust Series SART-1, Class A1 2.63%, 05/10/2043—144A	1,691	1,686
Series SART-1, Class A2 3.37%, 05/10/2043—144A	4,434	4,442
Series SART-2, Class A1 3.27%, 09/15/2043—144A	2,134	2,149
Series SART-2, Class B1 6.90%, 09/15/2043—144A	800	808
Series SART-3, Class 1A1 2.98%, 03/13/2043—144A	1,035	1,035
Series SART-3, Class 1A2 3.72%, 03/13/2044—144A	1,969	1,974
Ally Auto Receivables Trust Series 2009-A, Class A3 2.33%, 06/17/2013—144A	20	20
Series 2010-1, Class A3 1.45%, 05/15/2014	139	139

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica Core Bond

(formerly, Transamerica JPMorgan Core Bond)

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2012

(unaudited)

	Principal	Value
	(000’s)	(000’s)
ASSET-BACKED SECURITIES (continued)
Ally Auto Receivables Trust (continued) Series 2010-3, Class A3 1.11%, 10/15/2014	$920	$924
Series 2010-3, Class A4 1.55%, 08/17/2015	357	362
Series 2010-4, Class A3 0.91%, 11/17/2014	384	385
Series 2011-1, Class A3 1.38%, 01/15/2015	285	287
Series 2012-1, Class A3 0.93%, 02/16/2016	709	711
American Credit Acceptance Receivables Trust Series 2012-1, Class A1 1.96%, 01/15/2014—144A	419	419
Series 2012-1, Class A2 3.04%, 10/15/2015—144A	512	512
AmeriCredit Automobile Receivables Trust Series 2010-1, Class A3 1.66%, 03/17/2014	21	22
Series 2010-3, Class A3 1.14%, 04/08/2015	535	537
Series 2010-4, Class A2 0.96%, 05/08/2014	79	79
Series 2010-4, Class A3 1.27%, 04/08/2015	125	125
Series 2011-1, Class A2 0.84%, 06/09/2014	187	187
Series 2011-1, Class A3 1.39%, 09/08/2015	200	201
Series 2011-3, Class A2 0.84%, 11/10/2014	581	582
Series 2011-4, Class A2 0.92%, 03/09/2015	649	650
Series 2011-4, Class A3 1.17%, 05/09/2016	1,885	1,889
Series 2011-5, Class A3 1.55%, 07/08/2016	1,593	1,610
Series 2012-1, Class A2 0.91%, 10/08/2015	396	396
Arch Bay Asset-Backed Securities Series 2010-2, Class A 4.13%, 04/25/2057—144A *	74	74
Asset Backed Funding Certificates Series 2005-AQ1, Class A4 5.01%, 06/25/2035 *	715	709
Bank of America Auto Trust Series 2009-2A, Class A3 2.13%, 09/15/2013—144A	1	1
Series 2009-3A, Class A3 1.67%, 12/16/2013—144A	12	12
Series 2010-2, Class A3 1.31%, 07/15/2014	150	150
Series 2010-1A, Class A3 1.39%, 03/15/2014—144A	63	63
Series 2010-1A, Class A4 2.18%, 02/15/2017—144A	185	188
Series 2010-2, Class A4 1.94%, 06/15/2017	510	518
BMW Vehicle Lease Trust Series 2012-1, Class A3 0.75%, 02/20/2015	311	311

	Principal	Value
	(000’s)	(000’s)
ASSET-BACKED SECURITIES (continued)
CarMax Auto Owner Trust Series 2010-1, Class A3 1.56%, 07/15/2014	$98	$99
Series 2011-1, Class A3 1.29%, 09/15/2015	630	634
Series 2011-1, Class A4 2.16%, 09/15/2016	530	546
Series 2011-3, Class A3 1.07%, 06/15/2016	1,552	1,562
Chase Funding Mortgage Loan Asset-Backed Certificates Series 2003-2, Class 2A2 0.80%, 02/25/2033 *	617	538
Series 2003-5, Class 1A4 4.40%, 02/25/2030	238	239
Series 2003-6, Class 1A4 4.50%, 11/25/2034	324	330
Series 2003-6, Class 1A5 5.35%, 11/25/2034 *	500	439
Chrysler Financial Auto Securitization Trust Series 2010-A, Class A3 0.91%, 08/08/2013	935	936
Series 2010-A, Class B 1.65%, 11/08/2013	2,000	2,009
Citigroup Mortgage Loan Trust, Inc. Series 2011-5, Class 1A1 0.43%, 02/25/2046—144A *	779	714
CNH Equipment Trust Series 2010-A, Class A3 1.54%, 07/15/2014	63	63
Series 2010-C, Class A3 1.17%, 05/15/2015	379	381
Series 2011-A, Class A3 1.20%, 05/16/2016	350	352
Series 2011-A, Class A4 2.04%, 10/17/2016	267	275
CPS Auto Trust Series 2011-C, Class A 4.21%, 03/15/2019—144A	1,136	1,136
Series 2012-A, Class A 2.78%, 06/17/2019—144A	380	381
Credit Acceptance Auto Loan Trust Series 2011-1, Class A 2.61%, 03/15/2019—144A	860	871
Ford Credit Auto Lease Trust Series 2011-A, Class A2 0.74%, 09/15/2013	1,510	1,510
Ford Credit Auto Owner Trust Series 2011-B, Class A2 0.68%, 01/15/2014	266	267
Series 2012-B, Class A3 0.72%, 12/15/2016	400	400
Fortress Opportunities Residential Transaction Series 2011-1A, Class A1 7.21%, 10/25/2047—144A *	1,996	2,006
Freedom Trust Series 2011-1, Class A13 0.37%, 11/30/2037—144A *	476	467
GE Capital Credit Card Master Note Trust Series 2009-2, Class A 3.69%, 07/15/2015	600	604

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica Core Bond

(formerly, Transamerica JPMorgan Core Bond)

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
ASSET-BACKED SECURITIES (continued)
HSBC Home Equity Loan Trust Series 2005-2, Class A1 0.51%, 01/20/2035 *	$80	$75
Series 2006-1, Class A1 0.40%, 01/20/2036 *	147	135
Series 2007-1, Class A2F 5.60%, 03/20/2036 *	122	123
Series 2007-1, Class AS 0.44%, 03/20/2036 *	159	136
Series 2007-3, Class APT 1.44%, 11/20/2036 *	112	101
Huntington Auto Trust Series 2011-1A, Class A2 0.76%, 04/15/2014—144A	2,400	2,402
Series 2011-1A, Class A3 1.01%, 01/15/2016—144A	2,000	2,010
Series 2011-1A, Class A4 1.31%, 11/15/2016—144A	1,500	1,513
Hyundai Auto Receivables Trust Series 2010-B, Class A3 0.97%, 04/15/2015	304	305
Series 2010-B, Class A4 1.63%, 03/15/2017	375	382
Series 2011-A, Class A3 1.16%, 04/15/2015	275	277
Series 2011-A, Class A4 1.78%, 12/15/2015	310	316
Series 2011-B, Class A3 1.04%, 09/15/2015	257	258
Series 2011-B, Class A4 1.65%, 02/15/2017	288	293
John Deere Owner Trust Series 2011-A, Class A3 1.29%, 01/15/2016	335	337
Series 2011-A, Class A4 1.96%, 04/16/2018	285	292
LAI Vehicle Lease Securitization Trust Series 2010-A, Class A 2.55%, 09/15/2016—144A	329	328
Lake Country Mortgage Loan Trust Series 2006-HE1, Class A3 0.59%, 07/25/2034—144A *	628	603
Madison Avenue Manufactured Housing Contract Series 2002-A, Class M2 2.49%, 03/25/2032 *	1,103	1,013
Mercedes-Benz Auto Receivables Trust Series 2010-1, Class A3 1.42%, 08/15/2014	142	143
Series 2011-1, Class A3 0.85%, 03/16/2015	545	547
MMCA Automobile Trust Series 2012-A, Class A4 1.57%, 08/15/2017—144A	2,000	2,029
Morgan Stanley ABS Capital I Series 2004-WMC3, Class M1 0.99%, 01/25/2035 *	27	26
NCUA Guaranteed Notes Series 2010-A1, Class A 0.59%, 12/07/2020 *	240	240

	Principal (000’s)	Value (000’s)
ASSET-BACKED SECURITIES (continued)
Newcastle Investment Trust Series 2011-MH1, Class A 2.45%, 12/10/2033—144A	$237	$240
Nissan Auto Receivables Owner Trust Series 2010-A, Class A3 0.87%, 07/15/2014	432	433
Series 2010-A, Class A4 1.31%, 09/15/2016	300	303
PennyMac Loan Trust Series 2010-NPL1, Class M1 5.00%, 05/25/2050—144A *	103	103
Series 2011-NPL1, Class A 5.25%, 09/25/2051—144A *	1,308	1,311
Residential Asset Mortgage Products, Inc. Series 2004-RS6, Class AI4 5.46%, 05/25/2032 *	315	313
Series 2004-RZ1, Class M1 4.32%, 03/25/2034 *	571	367
Series 2005-EFC5, Class A3 0.58%, 10/25/2035 *	600	515
Series 2006-RZ1, Class A3 0.54%, 03/25/2036 *	1,000	857
Residential Asset Securities Corp. Series 2005-KS9, Class A3 0.61%, 10/25/2035 *	497	480
Residential Credit Solutions Trust Series 2011-1, Class A1 6.00%, 03/25/2041—144A	861	861
Santander Drive Auto Receivables Trust Series 2010-A, Class A3 1.83%, 11/17/2014—144A	400	403
Series 2010-A, Class A4 2.39%, 06/15/2017—144A	400	409
Series 2011-S2A, Class B 2.06%, 06/15/2017—144A	151	151
Series 2011-S2A, Class D 3.35%, 06/15/2017—144A	302	301
Series 2012-1, Class A2 1.25%, 04/15/2015	1,124	1,127
Series 2012-1, Class A3 1.49%, 10/15/2015	411	413
Saxon Asset Securities Trust Series 2003-1, Class AF6 4.80%, 06/25/2033 *	297	297
Structured Asset Investment Loan Trust Series 2005-5, Class A9 0.51%, 06/25/2035 *	400	380
Structured Asset Securities Corp. Series 2002-AL1, Class A2 3.45%, 02/25/2032	272	248
Series 2004-6XS, Class A5A 5.53%, 03/25/2034 *	584	584
Series 2004-6XS, Class A5B 5.55%, 03/25/2034 *	584	585
Series 2005-NC1, Class A11 4.69%, 02/25/2035 *	1,120	1,109
Toyota Auto Receivables Owner Trust Series 2010-C, Class A3 0.77%, 04/15/2014	61	61
Series 2011-A, Class A3 0.98%, 10/15/2014	845	848

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica Core Bond

(formerly, Transamerica JPMorgan Core Bond)

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
ASSET-BACKED SECURITIES (continued)
USAA Auto Owner Trust Series 2009-2, Class A3 1.54%, 10/15/2012	$14	$14
Series 2009-2, Class A4 2.53%, 06/17/2013	115	117
Westgate Resorts LLC Series 2012-1, Class A 4.50%, 09/20/2025—144A	2,111	2,111
Westlake Automobile Receivables Trust Series 2011-1A, Class A2 1.08%, 07/15/2013—144A	83	83
Series 2011-1A, Class A3 1.49%, 06/16/2014—144A	303	304
World Omni Auto Receivables Trust Series 2010-A, Class A4 2.21%, 05/15/2015	275	279

Total Asset-Backed Securities (cost $70,092)		70,407

MUNICIPAL GOVERNMENT OBLIGATIONS—0.2%
American Municipal Power, Inc. 7.50%, 02/15/2050	640	843
New York State Dormitory Authority, Revenue Bond 5.60%, 03/15/2040	280	341
Ohio State University 4.80%, 06/01/2111	1,370	1,437
Port Authority of New York & New Jersey 5.65%, 11/01/2040	485	594
State of Illinois 5.10%, 06/01/2033	85	81

Total Municipal Government Obligations (cost $2,849)		3,296

CORPORATE DEBT SECURITIES—15.8%
Aerospace & Defense—0.1%
BAE Systems Holdings, Inc. 5.20%, 08/15/2015—144A	380	416
BAE Systems PLC 5.80%, 10/11/2041—144A	439	480
Lockheed Martin Corp. 2.13%, 09/15/2016 ^	320	327
4.25%, 11/15/2019 ^	150	166
4.85%, 09/15/2041	190	199
5.72%, 06/01/2040	108	125
United Technologies Corp. 8.88%, 11/15/2019	250	345
Air Freight & Logistics—0.0% ¥
United Parcel Service of America, Inc. 8.38%, 04/01/2020	60	85
8.38%, 04/01/2030 *	200	287
Airlines—0.1%
American Airlines Pass-Through Trust—Series 2011-1, Class A 5.25%, 01/31/2021	106	109
American Airlines Pass-Through Trust—Series 2011-2, Class A 8.63%, 04/15/2023	609	643
Continental Airlines Pass-Through Trust—Series 2007-1A, Class A 5.98%, 04/19/2022	274	297
Delta Air Lines, Inc., Pass-Through Trust—Series 2010-2, Class A 4.95%, 05/23/2019	267	286

	Principal (000’s)	Value (000’s)
Airlines (continued)
Delta Air Lines, Inc., Pass-Through Trust—Series 2011-1, Class A 5.30%, 04/15/2019	$86	$90
Auto Components—0.1%
Johnson Controls, Inc. 3.75%, 12/01/2021	571	594
4.25%, 03/01/2021	335	361
5.25%, 12/01/2041	970	1,045
Automobiles—0.1%
Daimler Finance North America LLC 2.63%, 09/15/2016—144A	778	804
2.95%, 01/11/2017—144A	1,100	1,147
6.50%, 11/15/2013	80	87
Volkswagen International Finance NV 1.63%, 08/12/2013—144A	116	117
Beverages—0.1%
Anheuser-Busch InBev Worldwide, Inc. 1.50%, 07/14/2014	136	138
7.75%, 01/15/2019	650	861
8.20%, 01/15/2039	240	379
Diageo Capital PLC 4.83%, 07/15/2020	90	105
5.75%, 10/23/2017 ^	230	278
Diageo Finance BV 5.50%, 04/01/2013	290	303
PepsiCo, Inc. 3.00%, 08/25/2021	250	258
7.90%, 11/01/2018	21	28
SABMiller Holdings, Inc. 3.75%, 01/15/2022—144A	200	208
SABMiller PLC 5.50%, 08/15/2013—144A	180	190
5.70%, 01/15/2014—144A	330	356
Biotechnology—0.1%
Amgen, Inc. 3.45%, 10/01/2020	400	409
3.88%, 11/15/2021	435	457
4.50%, 03/15/2020 ^	56	62
5.15%, 11/15/2041	1,075	1,121
5.65%, 06/15/2042	252	280
5.75%, 03/15/2040	165	186
Capital Markets—1.7%
Bank of New York Mellon Corp. 2.40%, 01/17/2017 ^	994	1,029
2.95%, 06/18/2015 ^	675	712
3.10%, 01/15/2015 ^	125	132
3.55%, 09/23/2021 ^	509	533
4.60%, 01/15/2020	40	45
5.45%, 05/15/2019	200	233
BlackRock, Inc. 6.25%, 09/15/2017 ^	635	772
BP Capital Markets PLC 3.88%, 03/10/2015	675	723
4.74%, 03/11/2021 ^	100	114
Charles Schwab Corp. 4.95%, 06/01/2014	100	108
Credit Suisse 4.38%, 08/05/2020 ^	316	333
5.30%, 08/13/2019 ^	1,200	1,339
5.40%, 01/14/2020	200	206

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica Core Bond

(formerly, Transamerica JPMorgan Core Bond)

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
Capital Markets (continued)
Credit Suisse (continued) 6.00%, 02/15/2018	$1,825	$1,971
Credit Suisse USA, Inc. 5.13%, 08/15/2015	170	187
Deutsche Bank AG 2.38%, 01/11/2013 ^	250	252
3.25%, 01/11/2016 ^	400	411
3.88%, 08/18/2014 ^	100	105
6.00%, 09/01/2017	190	216
Goldman Sachs Group, Inc. 3.63%, 02/07/2016 ^	255	256
3.70%, 08/01/2015	308	313
5.25%, 10/15/2013 - 07/27/2021	691	707
5.38%, 03/15/2020	390	405
6.00%, 06/15/2020	2,047	2,190
6.15%, 04/01/2018	200	218
6.25%, 09/01/2017	650	707
6.75%, 10/01/2037	200	198
7.50%, 02/15/2019	4,875	5,639
Jefferies Group, Inc. 3.88%, 11/09/2015 ^	171	168
6.25%, 01/15/2036	260	227
6.45%, 06/08/2027	180	171
8.50%, 07/15/2019	1,720	1,901
Macquarie Group, Ltd. 6.00%, 01/14/2020—144A	450	449
6.25%, 01/14/2021—144A	525	532
7.30%, 08/01/2014—144A	700	747
7.63%, 08/13/2019—144A	1,000	1,077
Morgan Stanley 4.00%, 07/24/2015	333	331
4.20%, 11/20/2014	156	156
5.45%, 01/09/2017	500	508
5.63%, 09/23/2019	2,610	2,578
5.75%, 01/25/2021	400	395
5.95%, 12/28/2017	700	720
7.30%, 05/13/2019	1,800	1,932
Morgan Stanley—Series F 5.55%, 04/27/2017	170	173
6.25%, 08/28/2017	450	470
Morgan Stanley—Series MTN 6.63%, 04/01/2018	1,200	1,254
Nomura Holdings, Inc. 4.13%, 01/19/2016 ^	200	205
5.00%, 03/04/2015 ^	350	366
6.70%, 03/04/2020	543	594
UBS AG 2.25%, 08/12/2013	250	252
3.88%, 01/15/2015	600	623
4.88%, 08/04/2020	525	550
Chemicals—0.4%
Dow Chemical Co. 4.13%, 11/15/2021 ^	438	457
4.25%, 11/15/2020	174	185
5.25%, 11/15/2041	283	296
7.60%, 05/15/2014	640	720
8.55%, 05/15/2019	456	605
E.I. du Pont de Nemours & Co. 1.95%, 01/15/2016	173	179

	Principal (000’s)	Value (000’s)
Chemicals (continued)
E.I. du Pont de Nemours & Co. (continued) 4.90%, 01/15/2041	$125	$138
5.60%, 12/15/2036	550	664
Ecolab, Inc. 5.50%, 12/08/2041 ^	570	655
Mosaic Co. 3.75%, 11/15/2021 ^	209	218
4.88%, 11/15/2041	253	264
Potash Corp. of Saskatchewan, Inc. 6.50%, 05/15/2019	260	325
PPG Industries, Inc. 5.75%, 03/15/2013	120	125
6.65%, 03/15/2018	470	580
7.40%, 08/15/2019	300	370
9.00%, 05/01/2021	310	418
Praxair, Inc. 4.38%, 03/31/2014	375	401
5.20%, 03/15/2017	150	176
Union Carbide Corp. 7.50%, 06/01/2025	400	476
7.75%, 10/01/2096	210	230
Commercial Banks—2.4%
ANZ National International, Ltd. 2.38%, 12/21/2012—144A	105	106
Australia & New Zealand Banking Group, Ltd. 2.40%, 11/23/2016—144A ^	997	1,017
3.25%, 03/01/2016—144A ^	130	135
4.88%, 01/12/2021—144A ^	137	152
Bank of Montreal 1.30%, 10/31/2014—144A ^	642	651
Bank of Nova Scotia 1.65%, 10/29/2015—144A ^	359	366
2.55%, 01/12/2017 ^	855	888
3.40%, 01/22/2015	405	429
Bank of Tokyo-Mitsubishi UFJ, Ltd. 2.35%, 02/23/2017—144A ^	785	796
3.85%, 01/22/2015—144A	227	241
Barclays Bank PLC 2.50%, 01/23/2013	150	151
2.50%, 09/21/2015—144A ^	510	523
2.75%, 02/23/2015	950	958
3.90%, 04/07/2015 ^	170	177
5.00%, 09/22/2016 ^	100	108
5.13%, 01/08/2020	350	369
5.20%, 07/10/2014	125	132
6.75%, 05/22/2019 ^	400	461
BB&T Corp. 3.38%, 09/25/2013 ^	220	228
3.85%, 07/27/2012	265	267
3.95%, 04/29/2016	515	561
4.90%, 06/30/2017	550	607
5.20%, 12/23/2015	250	278
5.25%, 11/01/2019 ^	90	100
5.70%, 04/30/2014	195	213
6.85%, 04/30/2019	250	313
Canadian Imperial Bank of Commerce 2.60%, 07/02/2015—144A ^	1,750	1,841
Comerica, Inc. 3.00%, 09/16/2015	150	156

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica Core Bond

(formerly, Transamerica JPMorgan Core Bond)

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
Commercial Banks (continued)
Commonwealth Bank of Australia 2.25%, 03/16/2017—144A ^	$530	$536
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA 3.38%, 01/19/2017	205	212
4.50%, 01/11/2021	300	314
5.80%, 09/30/2110—144A	300	300
DNB Boligkreditt AS 2.10%, 10/14/2015—144A	1,057	1,077
HSBC Bank PLC 1.63%, 07/07/2014—144A ^	1,437	1,439
3.10%, 05/24/2016—144A	262	271
3.50%, 06/28/2015—144A	1,175	1,226
4.13%, 08/12/2020—144A	275	284
HSBC Holdings PLC 4.88%, 01/14/2022	1,520	1,639
5.10%, 04/05/2021	911	1,003
ING Bank NV 3.75%, 03/07/2017—144A	943	932
KeyBank NA 5.70%, 11/01/2017 ^	245	261
5.80%, 07/01/2014	250	271
M&T Bank Corp. 5.38%, 05/24/2012	80	80
Manufacturers & Traders Trust Co. 1.97%, 04/01/2013 *	300	300
6.63%, 12/04/2017	250	291
National Australia Bank, Ltd. 2.50%, 01/08/2013—144A	400	405
2.75%, 09/28/2015—144A	280	288
3.00%, 07/27/2016—144A ^	1,730	1,780
3.75%, 03/02/2015—144A	280	295
National Bank of Canada 1.65%, 01/30/2014—144A ^	271	276
National City Corp. 4.90%, 01/15/2015 ^	165	181
Nordea Bank AB 1.75%, 10/04/2013—144A ^	200	200
3.13%, 03/20/2017—144A ^	1,070	1,080
4.88%, 05/13/2021—144A ^	384	369
Oversea-Chinese Banking Corp., Ltd. 1.63%, 03/13/2015—144A	598	600
PNC Bank NA 6.88%, 04/01/2018	1,600	1,924
PNC Funding Corp. 2.70%, 09/19/2016	720	749
3.00%, 05/19/2014	180	187
4.38%, 08/11/2020	433	477
5.13%, 02/08/2020	250	288
5.25%, 11/15/2015	130	144
5.63%, 02/01/2017	130	145
6.70%, 06/10/2019 ^	150	185
Rabobank Nederland NV 2.13%, 10/13/2015	105	106
3.20%, 03/11/2015—144A	500	519
Royal Bank of Canada 2.30%, 07/20/2016 ^	800	822
Stadshypotek AB 1.45%, 09/30/2013—144A ^	1,394	1,408

	Principal (000’s)	Value (000’s)
Commercial Banks (continued)
Svenska Handelsbanken AB 3.13%, 07/12/2016 ^	$388	$399
Toronto-Dominion Bank 2.20%, 07/29/2015—144A ^	895	930
2.50%, 07/14/2016 ^	718	746
U.S. Bancorp 2.45%, 07/27/2015	540	561
2.88%, 11/20/2014 ^	121	127
3.00%, 03/15/2022	233	236
4.13%, 05/24/2021	133	147
7.50%, 06/01/2026	111	141
UBS AG 5.88%, 12/20/2017	110	122
Wachovia Bank NA 0.80%, 03/15/2016 *	450	426
5.00%, 08/15/2015	500	545
6.00%, 11/15/2017	3,100	3,613
Wachovia Corp. 5.50%, 05/01/2013	420	440
5.75%, 06/15/2017—02/01/2018	2,170	2,531
Wells Fargo & Co. 2.63%, 12/15/2016^	995	1,028
3.68%, 06/15/2016 *	390	418
5.63%, 12/11/2017 ^	550	645
Wells Fargo Bank NA—Series AI 4.75%, 02/09/2015	2,000	2,153
Westpac Banking Corp. 2.45%, 11/28/2016—144A	600	613
4.88%, 11/19/2019 ^	750	816
Commercial Services & Supplies—0.1%
ERAC USA Finance LLC 2.25%, 01/10/2014—144A	257	259
2.75%, 03/15/2017—144A	65	65
4.50%, 08/16/2021—144A	175	183
5.63%, 03/15/2042—144A	450	443
Pitney Bowes, Inc. 4.88%, 08/15/2014	350	372
5.00%, 03/15/2015 ^	250	266
5.60%, 03/15/2018	100	105
Waste Management, Inc. 4.75%, 06/30/2020	319	360
Communications Equipment—0.0% ¥
Cisco Systems, Inc. 4.45%, 01/15/2020	150	172
5.50%, 01/15/2040	250	301
5.90%, 02/15/2039	100	124
Computers & Peripherals—0.1%
Dell, Inc. 3.10%, 04/01/2016	371	396
5.65%, 04/15/2018	90	106
Hewlett-Packard Co. 2.60%, 09/15/2017	225	225
4.05%, 09/15/2022 ^	97	98
4.30%, 06/01/2021	200	206
4.38%, 09/15/2021	312	324
6.00%, 09/15/2041	1,360	1,502
Construction & Engineering—0.0%¥
Fluor Corp. 3.38%, 09/15/2021	547	561

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica Core Bond

(formerly, Transamerica JPMorgan Core Bond)

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
Construction Materials—0.0% ¥
CRH America, Inc. 6.00%, 09/30/2016	$221	$243
Consumer Finance—0.6%
American Express Co. 7.00%, 03/19/2018	700	866
American Express Credit Corp. 2.38%, 03/24/2017	277	282
2.80%, 09/19/2016	1,617	1,676
5.13%, 08/25/2014	200	217
7.30%, 08/20/2013	200	216
American Express Credit Corp.—Series C 5.88%, 05/02/2013	300	315
Capital One Bank USA NA 8.80%, 07/15/2019	1,300	1,642
Capital One Financial Corp. 2.15%, 03/23/2015	400	403
4.75%, 07/15/2021	625	674
6.75%, 09/15/2017	730	875
7.38%, 05/23/2014	75	83
Caterpillar Financial Services Corp. 7.15%, 02/15/2019	100	130
Caterpillar Financial Services Corp.—Series F 5.85%, 09/01/2017	150	180
7.05%, 10/01/2018	150	192
HSBC Finance Corp. 4.75%, 07/15/2013 ^	165	171
5.00%, 06/30/2015	455	488
5.50%, 01/19/2016	260	282
John Deere Capital Corp. 2.25%, 04/17/2019	333	336
2.75%, 03/15/2022 ^	153	153
3.15%, 10/15/2021 ^	290	301
5.75%, 09/10/2018 ^	100	122
PACCAR Financial Corp. 1.55%, 09/29/2014	497	505
1.60%, 03/15/2017	197	197
Toyota Motor Credit Corp. 2.00%, 09/15/2016	1,675	1,717
3.20%, 06/17/2015	385	410
Diversified Financial Services—2.3%
Allstate Life Global Funding Trust 5.38%, 04/30/2013	200	209
American Honda Finance Corp. 2.60%, 09/20/2016—144A	902	933
7.63%, 10/01/2018—144A	300	383
Aon Corp. 3.13%, 05/27/2016	235	243
3.50%, 09/30/2015	46	48
6.25%, 09/30/2040	83	101
ASIF Global Financing XIX 4.90%, 01/17/2013—144A	2,236	2,267
Associates Corp. 6.95%, 11/01/2018	3,010	3,408
Bank of America Corp. 3.88%, 03/22/2017 ^	533	532
5.00%, 05/13/2021	75	75
5.63%, 07/01/2020	3,840	3,970
5.75%, 12/01/2017	220	233
5.88%, 02/07/2042	400	395
6.50%, 08/01/2016	500	547

	Principal (000’s)	Value (000’s)
Diversified Financial Services (continued)
Bank of America Corp.—Series L 7.38%, 05/15/2014	$650	$704
Bank of America Corp.—Series MTNL 5.65%, 05/01/2018	770	814
Blackstone Holdings Finance Co., LLC 5.88%, 03/15/2021—144A	1,205	1,262
Caisse Centrale Desjardins du Quebec 2.55%, 03/24/2016—144A	580	608
Citigroup, Inc. 4.45%, 01/10/2017	1,080	1,128
4.59%, 12/15/2015	485	508
4.75%, 05/19/2015	842	885
5.38%, 08/09/2020	355	381
6.00%, 12/13/2013—08/15/2017	1,870	2,059
6.01%, 01/15/2015	420	455
6.13%, 11/21/2017	345	383
6.38%, 08/12/2014	310	334
6.50%, 08/19/2013	110	116
6.88%, 03/05/2038	340	396
8.13%, 07/15/2039	100	130
8.50%, 05/22/2019	550	683
CME Group, Inc. 5.75%, 02/15/2014	196	213
Countrywide Financial Corp. 6.25%, 05/15/2016	550	570
FUEL Trust 3.98%, 06/15/2016—144A	555	575
4.21%, 04/15/2016—144A	401	419
General Electric Capital Corp. 4.38%, 09/16/2020	1,190	1,275
4.65%, 10/17/2021	1,300	1,413
5.40%, 02/15/2017	400	458
5.50%, 06/04/2014 ^	685	744
5.50%, 01/08/2020	1,140	1,303
5.63%, 09/15/2017—05/01/2018	6,213	7,186
6.00%, 08/07/2019	1,420	1,678
6.75%, 03/15/2032	485	591
Goldman Sachs Group, LP 8.00%, 03/01/2013—144A	325	339
Macquarie Bank, Ltd. 5.00%, 02/22/2017—144A ^	1,092	1,110
MassMutual Global Funding II 2.00%, 04/05/2017—144A	370	372
2.88%, 04/21/2014—144A	100	103
3.63%, 07/16/2012—144A	600	603
Merrill Lynch & Co., Inc. 5.00%, 01/15/2015	650	679
5.45%, 02/05/2013	390	401
6.88%, 04/25/2018	600	669
Merrill Lynch & Co., Inc.—Series C 6.40%, 08/28/2017	2,325	2,514
National Rural Utilities Cooperative Finance Corp. 2.63%, 09/16/2012 ^	25	25
10.38%, 11/01/2018	250	367
Tyco International Finance SA 8.50%, 01/15/2019	100	131
Diversified Telecommunication Services—1.0%
AT&T Corp. 8.00%, 11/15/2031	27	39

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica Core Bond

(formerly, Transamerica JPMorgan Core Bond)

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
Diversified Telecommunication Services (continued)
AT&T, Inc. 4.45%, 05/15/2021	$1,200	$1,346
4.85%, 02/15/2014	400	429
5.35%, 09/01/2040	898	982
5.50%, 02/01/2018	300	354
5.80%, 02/15/2019	1,300	1,563
6.30%, 01/15/2038	500	599
Bellsouth Capital Funding Corp. 7.12%, 07/15/2097	335	407
BellSouth Corp. 6.55%, 06/15/2034 ^	500	578
6.88%, 10/15/2031	270	330
BellSouth Telecommunications, Inc. 6.30%, 12/15/2015	124	131
7.00%, 10/01/2025	300	369
British Telecommunications PLC 5.95%, 01/15/2018 ^	200	234
9.63%, 12/15/2030	180	268
Centel Capital Corp. 9.00%, 10/15/2019	450	525
CenturyLink, Inc. 6.45%, 06/15/2021	540	562
7.60%, 09/15/2039	360	342
Deutsche Telekom International Finance BV 6.00%, 07/08/2019	395	464
8.75%, 06/15/2030	330	454
France Telecom SA 2.75%, 09/14/2016 ^	350	359
8.50%, 03/01/2031	430	588
GTE Corp. 6.84%, 04/15/2018	1,792	2,211
8.75%, 11/01/2021	250	350
GTP Acquisition Partners I LLC 4.35%, 06/15/2016—144A	758	783
Qwest Corp. 6.75%, 12/01/2021 ^	1,296	1,460
Telecom Italia Capital SA 4.95%, 09/30/2014 ^	250	253
6.18%, 06/18/2014	281	290
7.00%, 06/04/2018	250	262
Telefonica Emisiones SAU 5.46%, 02/16/2021 ^	91	86
6.22%, 07/03/2017	650	663
6.42%, 06/20/2016	380	391
Verizon Communications, Inc. 4.75%, 11/01/2041 ^	200	210
6.10%, 04/15/2018	411	499
8.75%, 11/01/2018 ^	1,000	1,366
8.95%, 03/01/2039	520	824
Verizon Global Funding Corp. 5.85%, 09/15/2035	175	207
7.75%, 12/01/2030	300	414
Verizon Maryland, Inc. 7.15%, 05/01/2023 ^	600	630
Verizon Pennsylvania, Inc. 8.35%, 12/15/2030	240	306
Electric Utilities—1.0%
AEP Texas Central Co. 6.65%, 02/15/2033	100	123

	Principal (000’s)	Value (000’s)
Electric Utilities (continued)
Alabama Power Co. 6.13%, 05/15/2038	$77	$100
Alabama Power Co.—Series S 5.88%, 12/01/2022	370	451
Appalachian Power Co. 5.95%, 05/15/2033	50	55
6.38%, 04/01/2036	200	243
6.70%, 08/15/2037	225	285
Arizona Public Service Co. 4.50%, 04/01/2042	121	123
5.05%, 09/01/2041 ^	303	336
Carolina Power & Light Co. 3.00%, 09/15/2021	610	627
5.30%, 01/15/2019 ^	80	96
CenterPoint Energy Houston Electric LLC—Series U 7.00%, 03/01/2014	100	111
Cleveland Electric Illuminating Co. 7.88%, 11/01/2017	180	226
8.88%, 11/15/2018	337	450
Comision Federal de Electricidad 4.88%, 05/26/2021—144A	261	276
Consumers Energy Co. 6.70%, 09/15/2019	100	127
Duke Energy Carolinas LLC 3.90%, 06/15/2021 ^	260	287
4.25%, 12/15/2041	264	274
4.30%, 06/15/2020 ^	156	177
6.45%, 10/15/2032	100	129
Duke Energy Corp. 3.55%, 09/15/2021	348	363
Duke Energy Indiana, Inc. 3.75%, 07/15/2020	200	217
Enel Finance International NV 5.13%, 10/07/2019—144A	450	444
Florida Power & Light Co. 5.13%, 06/01/2041	112	132
5.95%, 10/01/2033 ^	425	543
Great Plains Energy, Inc. 4.85%, 06/01/2021 ^	26	28
Indiana Michigan Power Co. 7.00%, 03/15/2019	338	420
Jersey Central Power & Light Co. 7.35%, 02/01/2019 ^	330	418
John Sevier Combined Cycle Generation LLC 4.63%, 01/15/2042	503	544
Kansas City Power & Light Co. 5.30%, 10/01/2041	1,040	1,128
KCP&L Greater Missouri Operations Co. 11.88%, 07/01/2012	300	305
Massachusetts Electric Co. 5.90%, 11/15/2039—144A	55	68
MidAmerican Energy Co. 5.30%, 03/15/2018	500	591
Nevada Power Co. 5.38%, 09/15/2040	52	61
5.45%, 05/15/2041 ^	400	475
6.50%, 08/01/2018	910	1,126
Nevada Power Co.—Series V 7.13%, 03/15/2019 ^	100	128

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica Core Bond

(formerly, Transamerica JPMorgan Core Bond)

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
Electric Utilities (continued)
Niagara Mohawk Power Corp. 4.88%, 08/15/2019—144A	$50	$56
NiSource Finance Corp. 5.80%, 02/01/2042	1,119	1,217
6.80%, 01/15/2019	604	722
Northern States Power Co. 5.35%, 11/01/2039	19	23
6.25%, 06/01/2036 ^	100	135
Oncor Electric Delivery Co., LLC 6.80%, 09/01/2018	775	921
7.00%, 09/01/2022	175	214
Pacific Gas & Electric Co. 3.25%, 09/15/2021 ^	159	165
4.45%, 04/15/2042	167	170
4.50%, 12/15/2041	540	553
5.40%, 01/15/2040	42	49
6.05%, 03/01/2034	60	74
8.25%, 10/15/2018 ^	395	532
PacifiCorp 5.50%, 01/15/2019	125	149
5.65%, 07/15/2018	100	120
6.25%, 10/15/2037	360	474
Pennsylvania Electric Co. 6.05%, 09/01/2017	150	172
PPL Energy Supply LLC 4.60%, 12/15/2021	460	476
Progress Energy, Inc. 3.15%, 04/01/2022	156	156
4.40%, 01/15/2021 ^	140	156
4.88%, 12/01/2019	200	228
6.00%, 12/01/2039	50	61
7.75%, 03/01/2031	150	208
Public Service Co., of Colorado 3.20%, 11/15/2020	56	59
Public Service Co., of Oklahoma 5.15%, 12/01/2019	133	152
Public Service Electric & Gas Co. 2.70%, 05/01/2015	150	158
5.38%, 11/01/2039	28	34
Southern California Edison Co. 3.90%, 12/01/2041	660	650
5.50%, 03/15/2040 ^	130	160
6.65%, 04/01/2029	300	397
Southern Co. 1.95%, 09/01/2016 ^	254	260
Southwestern Public Service Co.—Series G 8.75%, 12/01/2018	405	547
Virginia Electric and Power Co. 2.95%, 01/15/2022	157	161
Wisconsin Electric Power Co. 2.95%, 09/15/2021	26	27
Electronic Equipment & Instruments—0.0% ¥
Arrow Electronics, Inc. 3.38%, 11/01/2015 ^	75	78
6.00%, 04/01/2020	385	425
6.88%, 07/01/2013	160	170
6.88%, 06/01/2018 ^	92	107
Energy Equipment & Services—0.2%
ANR Pipeline Co. 9.63%, 11/01/2021	200	297

	Principal (000’s)	Value (000’s)
Energy Equipment & Services (continued)
Halliburton Co. 6.15%, 09/15/2019	$70	$86
7.60%, 08/15/2096—144A	160	222
Nabors Industries, Inc. 6.15%, 02/15/2018	205	239
Noble Holding International, Ltd. 3.95%, 03/15/2022	87	88
5.25%, 03/15/2042	253	255
Schlumberger Investment SA 3.30%, 09/14/2021—144A	344	357
Spectra Energy Capital LLC 6.20%, 04/15/2018	325	382
7.50%, 09/15/2038	125	164
8.00%, 10/01/2019 ^	490	631
TransCanada PipeLines, Ltd. 6.50%, 08/15/2018	175	219
7.13%, 01/15/2019	400	513
Transocean, Inc. 6.38%, 12/15/2021	161	189
6.50%, 11/15/2020	500	574
7.35%, 12/15/2041 ^	124	152
7.50%, 04/15/2031	200	233
Weatherford International, Ltd. 5.95%, 04/15/2042	105	109
Food & Staples Retailing—0.1%
CVS Caremark Corp. 4.13%, 05/15/2021	360	389
6.13%, 09/15/2039	150	181
CVS Pass-Through Trust 5.93%, 01/10/2034—144A	663	739
Kroger Co. 2.20%, 01/15/2017	123	126
3.40%, 04/15/2022 ^	700	700
5.40%, 07/15/2040	51	54
6.15%, 01/15/2020	300	368
7.50%, 04/01/2031	100	127
8.00%, 09/15/2029	175	233
Food Products—0.3%
Bunge, Ltd. Finance Corp. 5.88%, 05/15/2013	400	416
8.50%, 06/15/2019	310	386
Cargill, Inc. 3.30%, 03/01/2022—144A	1,260	1,271
6.00%, 11/27/2017—144A	220	263
7.35%, 03/06/2019—144A	250	315
Kraft Foods, Inc. 5.38%, 02/10/2020	609	713
6.13%, 08/23/2018	225	272
6.50%, 08/11/2017—02/09/2040	2,016	2,478
Gas Utilities—0.2%
AGL Capital Corp. 3.50%, 09/15/2021	601	614
4.45%, 04/15/2013	300	309
5.25%, 08/15/2019	100	115
5.88%, 03/15/2041	109	133
6.38%, 07/15/2016	300	348
Atmos Energy Corp. 4.95%, 10/15/2014	200	217
8.50%, 03/15/2019	44	58

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica Core Bond

(formerly, Transamerica JPMorgan Core Bond)

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
Gas Utilities (continued)
Boston Gas Co. 4.49%, 02/15/2042—144A ^	$330	$343
CenterPoint Energy Resources Corp. 4.50%, 01/15/2021	352	386
5.95%, 01/15/2014	150	161
6.13%, 11/01/2017	630	736
Health Care Providers & Services—0.1%
Medco Health Solutions, Inc. 2.75%, 09/15/2015	140	144
7.13%, 03/15/2018	250	309
UnitedHealth Group, Inc. 3.38%, 11/15/2021 ^	412	430
WellPoint, Inc. 5.88%, 06/15/2017	650	765
Household Durables—0.0% ¥
Newell Rubbermaid, Inc. 4.70%, 08/15/2020	183	198
Household Products—0.0% ¥
Kimberly-Clark Corp. 2.40%, 03/01/2022	68	67
Independent Power Producers & Energy Traders—0.2%
Exelon Generation Co., LLC 4.00%, 10/01/2020 ^	600	619
5.75%, 10/01/2041	86	96
6.20%, 10/01/2017	940	1,104
PSEG Power LLC 4.15%, 09/15/2021	417	440
5.13%, 04/15/2020 ^	151	170
5.32%, 09/15/2016 ^	800	899
5.50%, 12/01/2015	100	113
Southern Power Co. 5.15%, 09/15/2041	360	389
Industrial Conglomerates—0.1%
Danaher Corp. 3.90%, 06/23/2021	261	291
Koninklijke Philips Electronics NV 3.75%, 03/15/2022	606	624
7.20%, 06/01/2026	500	660
Tyco International, Ltd. 7.00%, 12/15/2019	325	405
Insurance—1.1%
ACE INA Holdings, Inc. 5.60%, 05/15/2015	425	479
Aflac, Inc. 4.00%, 02/15/2022 ^	466	483
6.45%, 08/15/2040	108	124
8.50%, 05/15/2019 ^	235	311
AIG SunAmerica Global Financing X 6.90%, 03/15/2032—144A	350	411
Allstate Corp. 5.00%, 08/15/2014 ^	70	76
7.45%, 05/16/2019 ^	100	128
Berkshire Hathaway Finance Corp. 2.45%, 12/15/2015 ^	187	195
5.40%, 05/15/2018 ^	2,000	2,364
5.75%, 01/15/2040	100	119
Berkshire Hathaway, Inc. 3.75%, 08/15/2021 ^	727	769
CNA Financial Corp. 5.85%, 12/15/2014	200	216
5.88%, 08/15/2020	282	308

	Principal (000’s)	Value (000’s)
Insurance (continued)
Jackson National Life Global Funding 4.70%, 06/01/2018—144A	$1,400	$1,538
5.38%, 05/08/2013—144A	950	989
Lincoln National Corp. 4.20%, 03/15/2022	53	53
4.85%, 06/24/2021	58	61
Massachusetts Mutual Life Insurance Co. 5.38%, 12/01/2041—144A ^	297	316
MetLife, Inc. 6.75%, 06/01/2016 ^	580	688
MetLife Institutional Funding II 1.37%, 04/04/2014—144A *	230	231
Metropolitan Life Global Funding I 2.00%, 01/10/2014—01/09/2015—144A	2,400	2,438
2.50%, 01/11/2013—144A	870	881
3.65%, 06/14/2018—144A	520	547
3.88%, 04/11/2022—144A	720	727
5.13%, 06/10/2014—144A	300	324
Nationwide Mutual Insurance Co. 6.60%, 04/15/2034—144A	260	257
9.38%, 08/15/2039—144A	1,425	1,821
New York Life Global Funding 1.30%, 01/12/2015—144A ^	420	423
3.00%, 05/04/2015—144A	600	633
4.65%, 05/09/2013—144A	150	156
Pacific Life Global Funding 5.00%, 05/15/2017—144A	100	106
5.15%, 04/15/2013—144A	280	291
Pacific Life Insurance Co. 9.25%, 06/15/2039—144A	1,150	1,503
Principal Life Income Funding Trusts 5.10%, 04/15/2014	385	413
5.30%, 12/14/2012—04/24/2013	510	528
Prudential Insurance Co. of America 8.30%, 07/01/2025—144A	900	1,203
Travelers Property Casualty Corp. 7.75%, 04/15/2026	450	611
Internet Software & Services—0.0% ¥
eBay, Inc. 3.25%, 10/15/2020	420	435
IT Services—0.1%
HP Enterprise Services LLC 7.45%, 10/15/2029	500	612
International Business Machines Corp. 1.25%, 02/06/2017	315	314
1.95%, 07/22/2016	264	273
7.00%, 10/30/2025	508	697
8.00%, 10/15/2038	100	158
Machinery—0.0% ¥
Caterpillar, Inc. 7.90%, 12/15/2018 ^	250	340
Eaton Corp. 7.63%, 04/01/2024	500	689
Media—0.8%
CBS Corp. 5.50%, 05/15/2033	150	161
5.75%, 04/15/2020	63	73
7.88%, 07/30/2030	130	171
8.88%, 05/15/2019	100	133

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica Core Bond

(formerly, Transamerica JPMorgan Core Bond)

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
Media (continued)
Comcast Cable Communications LLC 8.88%, 05/01/2017	$250	$325
Comcast Cable Holdings LLC 10.13%, 04/15/2022	414	607
Comcast Corp. 5.85%, 11/15/2015	300	346
6.45%, 03/15/2037	100	122
6.50%, 11/15/2035	100	122
7.05%, 03/15/2033	1,300	1,611
COX Communications, Inc. 5.45%, 12/15/2014	50	55
COX Enterprises, Inc. 7.38%, 07/15/2027—144A	200	242
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc. 3.80%, 03/15/2022—144A	910	906
4.60%, 02/15/2021	400	428
6.00%, 08/15/2040	700	749
6.38%, 03/01/2041	240	269
Discovery Communications LLC 4.38%, 06/15/2021 ^	344	375
Historic TW, Inc. 9.15%, 02/01/2023	200	276
NBCUniversal Media LLC 4.38%, 04/01/2021	1,000	1,090
5.95%, 04/01/2041	210	245
News America, Inc. 6.20%, 12/15/2034	250	281
6.65%, 11/15/2037	600	698
7.25%, 05/18/2018	155	188
7.30%, 04/30/2028	130	147
7.70%, 10/30/2025	300	370
8.88%, 04/26/2023	200	254
TCI Communications, Inc. 7.13%, 02/15/2028	100	125
8.75%, 08/01/2015	700	860
Thomson Reuters Corp. 3.95%, 09/30/2021 ^	1,005	1,067
4.70%, 10/15/2019 ^	75	84
Time Warner Cable, Inc. 5.50%, 09/01/2041	388	409
6.55%, 05/01/2037	700	815
6.75%, 07/01/2018	40	49
7.30%, 07/01/2038	90	114
8.25%, 02/14/2014—04/01/2019	930	1,140
8.75%, 02/14/2019	380	502
Time Warner Entertainment Co., LP 8.38%, 07/15/2033	250	335
Time Warner, Inc. 4.75%, 03/29/2021 ^	140	156
5.38%, 10/15/2041 ^	112	119
6.20%, 03/15/2040 ^	100	116
6.25%, 03/29/2041	87	101
7.63%, 04/15/2031	300	389
7.70%, 05/01/2032	100	131
Viacom, Inc. 3.88%, 12/15/2021	606	635
Metals & Mining—0.2%
BHP Billiton Finance USA, Ltd. 1.63%, 02/24/2017	111	112

	Principal (000’s)	Value (000’s)
Metals & Mining (continued)
BHP Billiton Finance USA, Ltd. (continued) 3.25%, 11/21/2021	$670	$693
4.13%, 02/24/2042	300	294
6.50%, 04/01/2019	270	342
Placer Dome, Inc. 6.45%, 10/15/2035	399	469
Rio Tinto Finance USA, Ltd. 3.50%, 11/02/2020	80	83
3.75%, 09/20/2021	941	996
8.95%, 05/01/2014	400	461
Multiline Retail—0.1%
Kohl’s Corp. 4.00%, 11/01/2021 ^	262	276
Macy’s Retail Holdings, Inc. 3.88%, 01/15/2022 ^	203	209
5.13%, 01/15/2042	100	101
6.90%, 04/01/2029	200	232
7.45%, 07/15/2017	240	293
Nordstrom, Inc. 4.00%, 10/15/2021 ^	301	332
Target Corp. 7.00%, 01/15/2038	140	191
Multi-Utilities—0.2%
CenterPoint Energy, Inc. 6.50%, 05/01/2018	180	214
Consolidated Edison Co., of New York, Inc. 5.70%, 06/15/2040	154	194
Dominion Resources, Inc. 4.90%, 08/01/2041 ^	103	112
5.25%, 08/01/2033	500	563
6.00%, 11/30/2017	450	544
6.40%, 06/15/2018	170	210
San Diego Gas & Electric Co. 3.95%, 11/15/2041	376	382
Sempra Energy 2.00%, 03/15/2014	110	112
6.00%, 10/15/2039	150	186
8.90%, 11/15/2013	180	201
9.80%, 02/15/2019	764	1,060
Xcel Energy, Inc. 4.70%, 05/15/2020 ^	50	57
4.80%, 09/15/2041 ^	116	124
Office Electronics—0.1%
Xerox Corp. 4.50%, 05/15/2021 ^	80	84
5.63%, 12/15/2019	535	604
6.75%, 02/01/2017	330	386
8.25%, 05/15/2014	90	102
Oil, Gas & Consumable Fuels—0.7%
Alberta Energy Co., Ltd. 7.38%, 11/01/2031	500	588
Anadarko Finance Co.—Series B 7.50%, 05/01/2031 ^	530	667
Anadarko Holding Co. 7.15%, 05/15/2028 ^	52	60
Anadarko Petroleum Corp. 7.63%, 03/15/2014	400	444
8.70%, 03/15/2019	150	200
Apache Corp. 3.25%, 04/15/2022	152	157

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica Core Bond

(formerly, Transamerica JPMorgan Core Bond)

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
Oil, Gas & Consumable Fuels (continued)
Apache Corp. (continued) 4.75%, 04/15/2043	$268	$286
6.90%, 09/15/2018	180	228
BG Energy Capital PLC 5.13%, 10/15/2041—144A	200	223
Canadian Natural Resources, Ltd. 6.45%, 06/30/2033	150	186
ConocoPhillips 6.00%, 01/15/2020 ^	105	132
6.65%, 07/15/2018	350	436
Devon Energy Corp. 6.30%, 01/15/2019	600	741
EnCana Corp. 6.50%, 05/15/2019—08/15/2034	610	684
ENI SpA 5.70%, 10/01/2040—144A	900	912
EOG Resources, Inc. 4.10%, 02/01/2021	300	330
Occidental Petroleum Corp. 1.75%, 02/15/2017	208	211
Petrobras International Finance Co. 5.38%, 01/27/2021	400	438
Petro-Canada 5.35%, 07/15/2033	100	108
6.05%, 05/15/2018	312	375
7.88%, 06/15/2026	100	140
Phillips 66 2.95%, 05/01/2017—144A	161	165
4.30%, 04/01/2022—144A	130	136
Shell International Finance BV 3.10%, 06/28/2015	478	510
4.30%, 09/22/2019	300	344
4.38%, 03/25/2020	410	474
6.38%, 12/15/2038	100	136
Statoil ASA 3.13%, 08/17/2017	200	216
3.15%, 01/23/2022	313	322
4.25%, 11/23/2041	236	241
5.25%, 04/15/2019	1,130	1,346
Suncor Energy, Inc. 5.95%, 12/01/2034 ^	400	464
6.10%, 06/01/2018	250	300
Talisman Energy, Inc. 7.75%, 06/01/2019	385	478
Tosco Corp. 7.80%, 01/01/2027	160	222
8.13%, 02/15/2030	230	334
Total Capital International SA 2.88%, 02/17/2022 ^	688	687
Total Capital SA 2.30%, 03/15/2016	400	414
4.13%, 01/28/2021 ^	82	90
Pharmaceuticals—0.1%
Pharmacia Corp. 6.50%, 12/01/2018	260	331
Teva Pharmaceutical Finance Co., BV 3.65%, 11/10/2021 ^	830	860
Real Estate Investment Trusts—0.3%
CommonWealth REIT 5.88%, 09/15/2020 ^	400	413

	Principal (000’s)	Value (000’s)
Real Estate Investment Trusts (continued)
CommonWealth REIT (continued) 6.25%, 08/15/2016	$400	$424
6.65%, 01/15/2018	215	233
ERP Operating, LP 4.63%, 12/15/2021	479	511
5.25%, 09/15/2014	860	928
5.75%, 06/15/2017 ^	120	138
HCP, Inc. 3.75%, 02/01/2019	232	234
5.38%, 02/01/2021 ^	105	116
Simon Property Group, LP 4.13%, 12/01/2021	404	431
4.38%, 03/01/2021	210	228
5.65%, 02/01/2020 ^	247	288
6.13%, 05/30/2018	280	331
6.75%, 05/15/2014	50	55
10.35%, 04/01/2019	220	305
WEA Finance LLC 7.13%, 04/15/2018—144A	260	309
WEA Finance LLC / WT Finance AUST Pty, Ltd. 6.75%, 09/02/2019—144A	580	680
Road & Rail—0.3%
Burlington Northern Santa Fe LLC 3.45%, 09/15/2021	176	183
3.60%, 09/01/2020	125	132
4.70%, 10/01/2019	75	85
5.40%, 06/01/2041	175	195
5.65%, 05/01/2017	387	456
5.75%, 03/15/2018—05/01/2040	1,000	1,180
7.29%, 06/01/2036	90	116
Canadian National Railway Co. 5.85%, 11/15/2017	180	216
CSX Corp. 4.25%, 06/01/2021 ^	65	71
6.25%, 04/01/2015—03/15/2018	285	338
7.38%, 02/01/2019	350	446
7.90%, 05/01/2017	400	503
Norfolk Southern Corp. 3.25%, 12/01/2021	166	171
6.00%, 03/15/2105—05/23/2111	944	1,104
Ryder System, Inc. 2.50%, 03/01/2017	440	444
3.60%, 03/01/2016	132	139
Union Pacific Corp. 4.16%, 07/15/2022	306	336
5.78%, 07/15/2040	300	368
Semiconductors & Semiconductor Equipment—0.1%
Intel Corp. 3.30%, 10/01/2021	586	619
4.80%, 10/01/2041	535	585
National Semiconductor Corp. 3.95%, 04/15/2015	500	545
6.60%, 06/15/2017	200	248
Software—0.1%
Intuit, Inc. 5.75%, 03/15/2017	70	81
Microsoft Corp.
1.63%, 09/25/2015	390	403
4.50%, 10/01/2040	70	77

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica Core Bond

(formerly, Transamerica JPMorgan Core Bond)

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
Software (continued)
Oracle Corp. 5.00%, 07/08/2019	$100	$119
5.38%, 07/15/2040	123	145
6.13%, 07/08/2039	731	936
6.50%, 04/15/2038	200	265
Specialty Retail—0.1%
Gap, Inc. 5.95%, 04/12/2021	913	943
Lowe’s Cos., Inc. 4.65%, 04/15/2042	443	449
5.13%, 11/15/2041	189	202
5.50%, 10/15/2035	140	159
7.11%, 05/15/2037	120	158
Staples, Inc. 9.75%, 01/15/2014	80	91
Water Utilities—0.0% ¥
American Water Capital Corp. 6.09%, 10/15/2017	780	917
Wireless Telecommunication Services—0.1%
America Movil SAB de CV 2.38%, 09/08/2016	421	430
Crown Castle Towers LLC 3.21%, 08/15/2015—144A	290	295
Vodafone Group PLC 1.63%, 03/20/2017 ^	470	467
5.45%, 06/10/2019 ^	75	90

Total Corporate Debt Securities (cost $318,353)		334,652

	Shares	Value (000’s)
SECURITIES LENDING COLLATERAL—7.7%
State Street Navigator Securities LendingTrust—Prime Portfolio, 0.29% ▲	163,546,706	$163,547
Total Securities Lending Collateral (cost $163,547)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT—3.9%
State Street Bank & Trust Co. 0.03% ▲, dated 04/30/2012, to be repurchased at $83,814 on 05/01/2012. Collateralized by U.S. Government Agency Obligations, 3.00%, due 12/01/2026, and with a total value of $85,495.	$83,814	83,814
Total Repurchase Agreement (cost $83,814)

Total Investment Securities (cost $2,200,380) P		2,280,900
Other Assets and Liabilities—Net		(154,855)

Net Assets		$2,126,045

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

^	All or a portion of this security is on loan. The value of all securities on loan is $160,276.
▲	Rate shown reflects the yield at 04/30/2012.
*	Floating or variable rate note. Rate is listed as of 04/30/2012.
ə	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is $2,662, or 0.13% of the fund’s net assets.
¥	Percentage rounds to less than 0.1%.
P	Aggregate cost for federal income tax purposes is $2,200,380. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $85,833 and $5,313, respectively. Net unrealized appreciation for tax purposes is $80,520.

DEFINITIONS (all amounts in thousands):

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 04/30/2012, these securities aggregated $199,516, or 9.38%, of the fund’s net assets.
IO	Interest Only
PO	Principal Only
REMIC	Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities)
STRIPS	Separate Trading of Registered Interest and Principal of Securities

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica Core Bond

(formerly, Transamerica JPMorgan Core Bond)

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2012

(unaudited)

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value at 04/30/2012
Asset-Backed Securities	$—	$70,407	$—	$70,407
Corporate Debt Securities	—	334,652	—	334,652
Foreign Government Obligations	—	34,705	—	34,705
Mortgage-Backed Securities	—	226,308	—	226,308
Municipal Government Obligations	—	3,296	—	3,296
Repurchase Agreement	—	83,814	—	83,814
Securities Lending Collateral	163,547	—	—	163,547
U.S. Government Agency Obligations	—	1,061,661	—	1,061,661
U.S. Government Obligations	—	302,510	—	302,510

Total	$163,547	$2,117,353	$—	$2,280,900

'	See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica Developing Markets Debt

(formerly, Transamerica Morgan Stanley Emerging Markets Debt)

SCHEDULE OF INVESTMENTS

At April 30, 2012

(unaudited)

	Principal (000’s)		Value (000’s)
FOREIGN GOVERNMENT OBLIGATIONS—58.1%
Argentina—1.6%
Argentina Boden Bonds 7.00%, 10/03/2015		$4,864	$4,375
Brazil—8.1%
Banco Nacional de Desenvolvimento Economico e Social 5.50%, 07/12/2020—144A		2,970	3,337
5.50%, 07/12/2020—Reg S ^		1,800	2,022
6.37%, 06/16/2018—144A ^		478	559
6.37%, 06/16/2018—Reg S		1,300	1,519
Brazilian Government International Bond 4.88%, 01/22/2021 ^		1,270	1,458
Republic of Brazil 5.88%, 01/15/2019		1,390	1,676
7.13%, 01/20/2037		3,677	5,175
8.00%, 01/15/2018 ^		1,221	1,456
8.88%, 10/14/2019		3,623	5,156
Chile—1.6%
Republic of Chile 5.50%, 08/05/2020	CLP	2,104,500	4,513
Colombia—3.6%
Colombia Government International Bond 4.38%, 07/12/2021		$1,170	1,293
6.13%, 01/18/2041		1,400	1,768
Republic of Colombia 7.38%, 03/18/2019		260	337
11.75%, 02/25/2020		2,160	3,461
12.00%, 10/22/2015	COP	4,200,000	2,978
Croatia—0.6%
Republic of Croatia 6.63%, 07/14/2020—144A		$1,630	1,629
Ecuador—0.8%
Republic of Ecuador 9.38%, 12/15/2015—Reg S		2,020	2,063
Ghana—0.2%
Republic of Ghana 8.50%, 10/04/2017—144A ^		486	553
Hungary—0.6%
Hungary Government International Bond 6.38%, 03/29/2021 ^		1,210	1,162
7.63%, 03/29/2041		540	512
Indonesia—1.8%
Republic of Indonesia 6.88%, 01/17/2018—144A		740	874
7.75%, 01/17/2038—144A		584	791
7.75%, 01/17/2038—Reg S		670	908
11.63%, 03/04/2019—Reg S		1,600	2,360
Ireland—2.0%
Vnesheconombank Via VEB Finance PLC—Reg S 6.90%, 07/09/2020		4,870	5,369
Lithuania—1.5%
Lithuania Government International Bond 6.63%, 02/01/2022—144A		990	1,109
Republic of Lithuania 6.13%, 03/09/2021—144A		550	597
6.75%, 01/15/2015—144A		710	769
7.38%, 02/11/2020—Reg S		1,370	1,606
Malaysia—1.1%
Republic of Malaysia 3.21%, 05/31/2013	MYR	9,280	3,072

	Principal (000’s)		Value (000’s)
Mexico—5.2%
Mexico Government International Bond 3.63%, 03/15/2022 ^		$3,100	$3,236
United Mexican States 6.05%, 01/11/2040		750	936
6.75%, 09/27/2034		3,657	4,873
8.00%, 06/11/2020	MXN	59,340	5,155
Panama—1.9%
Republic of Panama 5.20%, 01/30/2020		$1,230	1,430
8.88%, 09/30/2027		1,694	2,655
9.38%, 04/01/2029		700	1,145
Peru—1.8%
Peruvian Government International Bond 5.63%, 11/18/2050		1,750	2,026
Republic of Peru 7.35%, 07/21/2025		10	14
8.75%, 11/21/2033		1,881	3,014
Philippines—4.6%
Republic of The Philippines 4.00%, 01/15/2021 ^		6,943	7,325
8.38%, 06/17/2019		1,841	2,457
9.50%, 02/02/2030		1,796	2,858
Poland—0.3%
Poland Government International Bond 5.00%, 03/23/2022		860	920
Russian Federation—5.7%
Russian Federation 5.00%, 04/29/2020—Reg S		6,500	7,028
12.75%, 06/24/2028—Reg S		3,470	6,282
Russian Foreign Bond—Eurobond 5.63%, 04/04/2042—144A		2,200	2,329
South Africa—1.9%
Eskom Holdings SOC, Ltd. 5.75%, 01/26/2021—144A		3,754	4,036
5.75%, 01/26/2021—Reg S ^		1,110	1,193
Sri Lanka—0.3%
Republic of Sri Lanka 6.25%, 10/04/2020—144A		680	692
6.25%, 10/04/2020—Reg S		100	102
Turkey—4.2%
Export Credit Bank of Turkey 5.38%, 11/04/2016—144A ^		865	876
Republic of Turkey 5.63%, 03/30/2021		2,000	2,140
6.88%, 03/17/2036		4,584	5,191
7.00%, 03/11/2019		2,420	2,807
8.00%, 02/14/2034		390	496
Ukraine—1.9%
Republic of Ukraine 6.58%, 11/21/2016—Reg S ^		862	793
7.75%, 09/23/2020—144A ^		1,780	1,611
7.75%, 09/23/2020—Reg S ^		3,120	2,824
Uruguay—0.5%
Republic of Uruguay 8.00%, 11/18/2022		953	1,317
Venezuela—6.3%
Republic of Venezuela 6.00%, 12/09/2020—Reg S		1,940	1,494
7.65%, 04/21/2025		4,700	3,643
9.00%, 05/07/2023—Reg S		2,110	1,836

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica Developing Markets Debt

(formerly, Transamerica Morgan Stanley Emerging Markets Debt)

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
Venezuela (continued)
Republic of Venezuela (continued) 9.25%, 09/15/2027	$11,607	$10,272

Total Foreign Government Obligations (cost $142,338)		159,463

CORPORATE DEBT SECURITIES—30.6%
Brazil—1.9%
Banco Safra Cayman Islands, Ltd. 6.75%, 01/27/2021—144A	1,440	1,541
6.75%, 01/27/2021—Reg S ^	890	952
Centrais Eletricas Brasileiras SA 5.75%, 10/27/2021—144A ^	2,450	2,664
Cayman Islands—1.0%
Odebrecht Finance, Ltd. 6.00%, 04/05/2023—144A ^	2,570	2,711
Chile—0.4%
Banco Santander Chile 6.50%, 09/22/2020—Reg S	CLP538,000	1,079
Ireland—0.6%
Vimpel Communications Via VIP FinanceIreland, Ltd. OJSC 7.75%, 02/02/2021—144A	$1,480	1,473
Kazakhstan—3.8%
Development Bank of Kazakhstan JSC 5.50%, 12/20/2015—144A ^	1,280	1,366
KazMunayGas National Co. 6.38%, 04/09/2021—144A	2,550	2,839
6.38%, 04/09/2021—Reg S ^	1,960	2,182
9.13%, 07/02/2018—Reg S	550	685
9.13%, 07/02/2018—144A	2,870	3,577
Luxembourg—3.5%
Russian Agricultural Bank OJSC Via RSHB Capital SA 6.30%, 05/15/2017—144A	1,527	1,619
6.30%, 05/15/2017—Reg S	1,500	1,590
7.18%, 05/16/2013—144A	4,130	4,319
7.18%, 05/16/2013—Reg S	450	471
7.75%, 05/29/2018—Reg S	1,600	1,812
Mexico—6.1%
Cemex SAB de CV 9.00%, 01/11/2018—144A ^	2,020	1,889
9.00%, 01/11/2018—Reg S	340	318
Petroleos Mexicanos 4.88%, 01/24/2022—144A ^	2,080	2,218
5.50%, 01/21/2021	8,740	9,728
8.00%, 05/03/2019	2,097	2,663
Netherlands—3.4%
Intergas Finance BV 6.38%, 05/14/2017—Reg S	900	988
Majapahit Holding BV 7.75%, 01/20/2020—Reg S	6,090	7,217
VimpelCom Holdings BV 7.50%, 03/01/2022—144A ^	1,200	1,164
Turkey—0.3%
Export Credit Bank of Turkey 5.88%, 04/24/2019—144A	750	757
United States—3.3%
Pemex Project Funding Master Trust 6.63%, 06/15/2035—06/15/2038	5,173	6,071
8.63%, 12/01/2023	1,750	2,249
Reliance Holdings USA, Inc. 6.25%, 10/19/2040—144A	850	796

	Principal (000’s)	Value (000’s)
Venezuela—6.3%
Petroleos de Venezuela SA 8.50%, 11/02/2017—Reg S	19,240	$17,171

Total Corporate Debt Securities (cost $77,408)		84,109

	Shares	Value (000’s)
SECURITIES LENDING COLLATERAL—11.7%
State Street Navigator Securities Lending Trust—Prime Portfolio, 0.29% ▲	32,103,094	32,103
Total Securities Lending Collateral (cost $32,103)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT—9.7%
State Street Bank & Trust Co. 0.03% ▲, dated 04/30/2012, to be repurchased at $26,718 on 05/01/2012. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 12/01/2026, and with a value of $27,257.	$26,718	26,718
Total Repurchase Agreement (cost $26,718)

Total Investment Securities (cost $278,567) P		302,393
Other Assets and Liabilities—Net		(27,768)

Net Assets		$274,625

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica Developing Markets Debt

(formerly, Transamerica Morgan Stanley Emerging Markets Debt)

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2012

(unaudited)

INVESTMENTS BY INDUSTRY:	Percentage of Total Investments	Value (000’s)
Foreign Government Obligation	52.7%	$159,463
Oil, Gas & Consumable Fuels	16.6	50,179
Commercial Banks	5.1	15,506
Electric Utilities	3.3	9,881
Construction & Engineering	0.9	2,711
Wireless Telecommunication Services	0.9	2,637
Construction Materials	0.7	2,207
Gas Utilities	0.3	988

Investment Securities, at Value	80.5	243,572
Short-Term Investments	19.5	58,821

Total Investments	100.0%	$302,393

FUTURES CONTRACTS: g
Description	Type	Contracts	Expiration Date	Net Unrealized (Depreciation) (000’s)
10-Year U.S. Treasury Note	Short	(51)	06/20/2012	$(24)

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

^	All or a portion of this security is on loan. The value of all securities on loan is $31,456.
▲	Rate shown reflects the yield at 04/30/2012.
P	Aggregate cost for federal income tax purposes is $278,567. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $24,656 and $830, respectively. Net unrealized appreciation for tax purposes is $23,826.
g	Cash in the amount of $74 has been segregated as collateral with the broker to cover margin requirements for open futures contracts.

DEFINITIONS (all amounts in thousands):

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 04/30/2012, these securities aggregated $48,695, or 17.73% of the fund’s net assets.
JSC	Joint Stock Company
OJSC	Open Joint Stock Company

CURRENCY ABBREVIATIONS:

CLP	Chilean Peso
COP	Columbian Peso
MXN	Mexican Peso
MYR	Malaysian Riggit

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value at 04/30/2012
Corporate Debt Securities	$—	$84,109	$—	$84,109
Foreign Government Obligations	—	159,463	—	159,463
Repurchase Agreement	—	26,718	—	26,718
Securities Lending Collateral	32,103	—	—	32,103

Total	$32,103	$270,290	$—	$302,393

Other Financial Instruments ₣	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value at 04/30/2012
Futures Contracts—Depreciation	$(24)	$—	$—	$(24)

'	See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
₣	Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica Developing Markets Equity

(formerly, Transamerica Oppenheimer Developing Markets)

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2012

(unaudited)

	Shares	Value (000’s)
PREFERRED STOCKS—1.7%
Brazil—1.2%
Kroton Educacional SA , 0.00% ‡ə §	2,769	$5
Lojas Americanas SA , 0.60% ▲	625,578	5,881
Colombia—0.5%
Banco Davivienda SA , 2.12% ▲	187,031	2,163

Total Preferred Stocks (cost $6,646)		8,049

COMMON STOCKS—91.3%
Belgium—0.1%
Anheuser-Busch InBev NV ^	6,874	495
Brazil—7.8%
B2W Cia Global Do Varejo ‡	226,316	965
BM&FBovespa SA	1,394,746	7,845
Cia de Bebidas das Americas ADR ^	109,200	4,584
Embraer SA ADR ‡ ^	145,820	5,051
Estacio Participacoes SA	198,000	2,472
Kroton Educacional SA ‡ ə §	15,774	8
Kroton Educacional SA ‡	174,355	2,543
Natura Cosmeticos SA	202,600	4,650
Petroleo Brasileiro SA—Class A ADR	196,900	4,363
Vale SA—Class B ADR ^	202,680	4,384
Chile—0.3%
Banco Santander Chile	17,429,517	1,376
China—4.6%
Ambow Education Holding, Ltd. ADR ‡ ^	43,740	309
Baidu, Inc. ADR ‡	67,920	9,013
Ctrip.com International, Ltd. ADR ‡ ^	247,020	5,353
Home Inns & Hotels Management, Inc. ADR ‡ ^	86,650	2,059
NetEase, Inc. ADR ‡	24,750	1,493
New Oriental Education & Technology Group ADR ‡	88,200	2,357
Shanghai Zhenhua Heavy Industries Co., Ltd. ‡	930,470	427
Youku, Inc. ADR ‡ ^	26,370	634
Colombia—1.3%
Almacenes Exito SA	238,103	3,864
BanColombia SA ADR	34,600	2,347
Denmark—2.1%
Carlsberg AS—Class B	116,945	10,079
Egypt—0.7%
Commercial International Bank Egypt SAE	467,917	1,999
Eastern Tobacco	19,966	298
Egyptian Financial Group-Hermes Holding ‡	447,344	992
Medinet Nasr Housing ‡	27,980	79
France—1.2%
CFAO SA	70,662	3,047
Technip SA	2,490	282
Vallourec SA	39,520	2,377
Hong Kong—10.5%
AIA Group, Ltd.	1,349,200	4,808
China Shenhua Energy Co., Ltd.—Class H ‡	1,067,000	4,738
CNOOC, Ltd.	1,976,000	4,212
Hang Lung Group, Ltd.	349,750	2,193
Hang Lung Properties, Ltd.	1,024,549	3,797
Hengdeli Holdings, Ltd.	72,000	29
Hong Kong Exchanges & Clearing, Ltd. ^	220,700	3,527
Prada SpA ‡ ^	665,300	4,519
Sun Art Retail Group, Ltd. ‡ ^	48,000	64
Tencent Holdings, Ltd. ^	295,800	9,303
Tingyi Cayman Islands Holding Corp. ^	2,315,000	6,191
Want Want China Holdings, Ltd.	4,135,000	5,095
Wumart Stores, Inc. ^	391,000	901

	Shares	Value (000’s)
India—12.0%
Asian Paints, Ltd.	36,111	$2,406
Cipla, Ltd.	253,959	1,504
Colgate-Palmolive India, Ltd.	133,417	2,810
Dabur India, Ltd.	610,820	1,296
HDFC Bank, Ltd. ADR ^	194,220	6,668
Hindustan Unilever, Ltd.	431,103	3,394
Housing Development Finance Corp.	585,905	7,485
ICICI Bank, Ltd. ADR	131,170	4,445
Infosys, Ltd.	300,610	14,027
Marico, Ltd.	611,952	2,075
Sun Pharmaceuticals Industries, Ltd.	223,266	2,567
Tata Consultancy Services, Ltd.	201,982	4,791
TV18 Broadcast, Ltd. ‡	322,898	165
Zee Entertainment Enterprises, Ltd.	1,385,548	3,318
Indonesia—1.4%
Astra International PT	481,600	3,721
Kalbe Farma PT	1,777,000	778
Unilever Indonesia PT	1,081,500	2,336
Korea, Republic of—5.3%
E-Mart Co., Ltd.	26,405	6,274
MegaStudy Co., Ltd.	9,887	922
NHN Corp.	67,619	15,317
Shinsegae Co., Ltd.	10,774	2,364
Luxembourg—1.1%
Tenaris SA ADR ^	131,840	5,167
Malaysia—0.5%
Genting Bhd	686,900	2,347
Mexico—10.0%
America Movil SAB de CV—Series L ADR	658,300	17,544
Fomento Economico Mexicano SAB de CV ADR	137,000	11,132
Fomento Economico Mexicano SAB de CV	1,003,626	8,151
Grupo Financiero Inbursa SA—Class O	1,044,627	2,298
Grupo Televisa SAB ADR	183,050	4,022
Wal-Mart de Mexico SAB de CV—Series V	1,342,606	3,839
Philippines—3.6%
Jollibee Foods Corp.	1,108,810	2,944
Philippine Long Distance Telephone Co.	31,345	1,921
SM Investments Corp.	200,040	3,312
SM Prime Holdings, Inc.	22,176,170	8,772
Portugal—0.5%
Galp Energia SGPS SA—Class B	142,339	2,240
Russian Federation—2.3%
Magnit OJSC ə	86,416	10,881
Singapore—1.0%
Dairy Farm International Holdings, Ltd. ^	154,942	1,607
Genting Singapore PLC ‡ ^	2,132,000	2,980
South Africa—3.8%
Anglo American Platinum, Ltd. ^	54,348	3,524
Impala Platinum Holdings, Ltd. ^	259,124	5,043
MTN Group, Ltd. ^	375,465	6,564
Standard Bank Group, Ltd.	195,125	2,880
Taiwan—3.5%
Epistar Corp.	1,180,500	2,870
HTC Corp.	292,263	4,433
Synnex Technology International Corp.	1,308,801	3,069
Taiwan Semiconductor Manufacturing Co., Ltd.	2,014,459	5,986
Thailand—0.7%
Siam Commercial Bank PCL	667,500	3,267
Turkey—4.5%
Akbank TAS	496,313	1,843

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica Developing Markets Equity

(formerly, Transamerica Oppenheimer Developing Markets)

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2012

(unaudited)

	Shares	Value (000’s)
Turkey (continued)
Anadolu Efes Biracilik Ve Malt Sanayii AS	269,435	$3,797
BIM Birlesik Magazalar AS	82,025	3,421
Enka Insaat ve Sanayi AS	1,292,007	4,046
Haci OMER Sabanci Holding AS	1,404,606	5,838
Turkiye Garanti Bankasi AS ‡	652,507	2,400
United Kingdom—8.6%
Anglo American PLC	158,866	6,105
BG Group PLC	105,360	2,480
Eurasia Drilling Co., Ltd. GDR	84,470	2,407
Magnit OJSC GDR ^	77,970	2,283
Mail.ru Group, Ltd. GDR ‡	12,400	536
NovaTek OAO GDR	56,500	7,181
SABMiller PLC	169,590	7,124
Tullow Oil PLC	333,790	8,311
Unilever PLC	116,840	3,988
United States—3.9%
Almacenes Exito SA—144A GDR	205,000	3,325
Cia Brasileira de Distribuicao Grupo Pao de Acucar—Class A ADR ^	140,040	6,586
Credicorp, Ltd.	19,680	2,576
NovaTek OAO—144A GDR	17,900	2,307
Yandex NV—Class A ‡ ^	159,700	3,788

Total Common Stocks (cost $394,592)		430,920

	Shares	Value (000’s)
SECURITIES LENDING COLLATERAL—12.9%
State Street Navigator Securities Lending Trust—Prime Portfolio, 0.29% ▲	60,717,679	$60,718
Total Securities Lending Collateral (cost $60,718)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT—5.3%
State Street Bank & Trust Co. 0.03% ▲, dated 04/30/2012, to be repurchased at $24,890 on 05/01/2012. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 12/01/2026, and with a value of $25,389.	$24,890	24,890
Total Repurchase Agreement (cost $24,890)

Total Investment Securities (cost $486,846) P		524,577
Other Assets and Liabilities—Net		(52,792)

Net Assets		$471,785

INVESTMENTS BY INDUSTRY:	Percentage of Total Investments	Value (000’s)
Food & Staples Retailing	8.7%	$45,408
Beverages	8.7	45,364
Internet Software & Services	7.6	40,084
Oil, Gas & Consumable Fuels	6.8	35,832
Commercial Banks	6.5	34,261
Wireless Telecommunication Services	5.0	26,029
Metals & Mining	3.6	19,057
IT Services	3.6	18,817
Diversified Financial Services	3.3	17,210
Hotels, Restaurants & Leisure	3.0	15,683
Food Products	2.9	15,274
Real Estate Management & Development	2.8	14,840
Semiconductors & Semiconductor Equipment	1.7	8,856
Diversified Consumer Services	1.6	8,617
Household Products	1.6	8,540
Personal Products	1.5	8,022
Energy Equipment & Services	1.5	7,856
Media	1.4	7,505
Thrifts & Mortgage Finance	1.4	7,485
Industrial Conglomerates	1.4	7,358
Multiline Retail	1.1	5,881
Aerospace & Defense	1.0	5,051
Pharmaceuticals	0.9	4,849
Insurance	0.9	4,808
Textiles, Apparel & Luxury Goods	0.9	4,519
Communications Equipment	0.9	4,433
Automobiles	0.7	3,720
Electronic Equipment & Instruments	0.6	3,069
Distributors	0.6	3,047
Machinery	0.5	2,804
Chemicals	0.5	2,406
Capital Markets	0.2	992
Internet & Catalog Retail	0.2	965
Tobacco	0.1	298
Specialty Retail	0.0	¥29

Investment Securities, at Value	83.7	438,969
Short-Term Investments	16.3	85,608

Total Investments	100.0%	$524,577

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica Developing Markets Equity

(formerly, Transamerica Oppenheimer Developing Markets)

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2012

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

ə	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is $10,894, or 2.31% of the fund’s net assets.
‡	Non-income producing security.
▲	Rate shown reflects the yield at 04/30/2012.
§	Illiquid. Total aggregate market value of illiquid securities is $13, or less than 0.01% of the fund’s net assets.
^	All or a portion of this security is on loan. The value of all securities on loan is $58,401.
P	Aggregate cost for federal income tax purposes is $486,846. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $67,016 and $29,285, respectively. Net unrealized appreciation for tax purposes is $37,731.

DEFINITIONS (all amounts in thousands):

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 04/30/2012, these securities aggregated $5,632, or 1.19% of the fund’s net assets.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
OJSC	Open Joint Stock Company

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value at 04/30/2012
Common Stocks	$110,014	$320,898	$8	$430,920
Preferred Stocks	8,044	—	5	8,049
Repurchase Agreement	—	24,890	—	24,890
Securities Lending Collateral	60,718	—	—	60,718

Total	$178,776	$345,788	$13	$524,577

Level 3 Rollforward—Investment Securities

Securities	Beginning Balance at 10/31/2011	Purchases	Sales		Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Transfers into Level '	Transfers out of Level '	Ending Balance at 04/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 04/30/2012
Common Stocks	$—	$23	$—		$—	$—	$(15)	$—	$—	$8	$(15)
Preferred Stocks	—	4	—		—	—	1	—	—	5	1
Rights	◆	—	$(◆	)ə	—	—	—	—	—	—	—

Total	$—	$27	$—		$—	$—	$(14)	$—	$—	$13	$(14)

'	See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
ə	Rights exercised on 11/10/2011.

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica Emerging Markets

(formerly, Transamerica WMC Emerging Markets)

SCHEDULE OF INVESTMENTS

At April 30, 2012

(unaudited)

	Shares	Value (000’s)
PREFERRED STOCKS—1.0%
Brazil—0.5%
Braskem SA , 4.53% ▲	149,400	$1,050
Russian Federation—0.5%
AK Transneft OAO , 0.54% ▲ə	720	1,343

Total Preferred Stocks (cost $2,937)		2,393

COMMON STOCKS—92.2%
Brazil—7.7%
Banco Santander Brasil SA ADR	177,400	1,432
BM&FBovespa SA	443,300	2,494
BR Malls Participacoes SA	259,000	3,218
BTG Pactual Participations, Ltd. ‡	40,800	655
CCR SA	172,100	1,336
Embraer SA ADR ‡	46,100	1,597
GOL Linhas Aereas Inteligentes SA ADR ^	251,998	1,336
JSL SA	239,300	1,199
Localiza Rent a Car SA	21,500	367
Petroleo Brasileiro SA ADR	120,100	2,827
TAM SA ADR ‡^	18,600	455
Totvs SA	49,200	959
Canada—0.6%
Pacific Rubiales Energy Corp.	48,000	1,377
China—2.5%
CNOOC, Ltd. ADR	26,600	5,630
Colombia—0.4%
Ecopetrol SA	303,599	982
Czech Republic—1.0%
CEZ AS	58,231	2,348
Hong Kong—15.4%
AIA Group, Ltd.	517,600	1,845
Anhui Conch Cement Co., Ltd.—Series H ‡ ^	687,000	2,302
China Construction Bank Corp.—Class H	6,521,000	5,084
China Pacific Insurance Group Co., Ltd. ‡	800,800	2,606
China Railway Construction Corp., Ltd. ^	1,800,000	1,436
China Shenhua Energy Co., Ltd.—Class H ‡	756,500	3,359
COSCO Pacific, Ltd.	580,000	845
CSR Corp., Ltd. ‡ ^	2,680,000	2,166
Dongfeng Motor Group Co., Ltd.—Class H ^	1,278,000	2,524
Hengan International Group Co., Ltd.	245,500	2,605
Industrial & Commercial Bank of China—Class H ^	1,728,000	1,151
Ping An Insurance Group Co.—Class H ^	276,500	2,313
Shangri-La Asia, Ltd.	1,242,000	2,641
Sinopharm Group Co., Ltd.—Class H ‡	532,800	1,391
Tencent Holdings, Ltd.	117,600	3,698
Hungary—0.5%
Richter Gedeon	7,322	1,265
India—4.6%
Bharti Airtel, Ltd.	265,024	1,561
Infosys, Ltd. ADR ^	32,900	1,558
Jindal Steel & Power, Ltd.	97,840	937
Ranbaxy Laboratories, Ltd. ‡	282,339	2,697
Tata Consultancy Services, Ltd.	72,260	1,714
Tata Motors, Ltd.	202,443	1,218
Tata Power Co., Ltd.	496,826	998
Indonesia—2.0%
Astra International PT	85,000	657
Bank Mandiri Persero PT	1,291,800	1,040
Perusahaan Gas Negara Persero PT	4,658,000	1,698
Telekomunikasi Indonesia Persero PT Tbk ADR ^	38,400	1,390
Korea, Republic of—16.7%
Amorepacific Corp.	1,437	1,380
GS Engineering & Construction Corp.	17,984	1,341
GS Holdings	48,503	2,558
Hyundai Mobis	6,987	1,901
Hyundai Motor Co.	31,026	7,370
KB Financial Group, Inc.	59,498	2,027
LG Chem, Ltd.	10,749	2,706

	Shares	Value (000’s)
Korea, Republic of (continued)
Lotte Shopping Co., Ltd.	6,697	$2,080
POSCO	4,395	1,459
Samsung Card Co., Ltd.	26,418	811
Samsung Electronics Co., Ltd.	8,208	10,096
Samsung Engineering Co., Ltd.	14,274	2,716
Shinhan Financial Group Co., Ltd.	52,177	1,824
Malaysia—2.7%
AirAsia Bhd	1,615,500	1,777
AMMB Holdings Bhd	718,500	1,486
Axiata Group Bhd	1,081,000	1,898
Sime Darby Bhd	440,900	1,419
Mexico—3.0%
Cemex SAB de CV ADR	474,847	3,433
Grupo Financiero Banorte SAB de CV—Class O	379,800	1,832
Wal-Mart de Mexico SAB de CV—Series V	605,600	1,732
Philippines—0.8%
Metropolitan Bank & Trust	390,240	845
Philippine Long Distance Telephone Co. ADR	15,200	923
Poland—1.1%
Powszechny Zaklad Ubezpieczen SA	25,857	2,614
Russian Federation—5.5%
Gazprom OAO ADR	345,264	3,960
Lukoil OAO ADR	69,577	4,269
Sberbank of Russia ADR	353,427	4,577
Singapore—1.4%
Golden Agri-Resources, Ltd.	4,434,000	2,634
Sakari Resources, Ltd. ^	400,000	637
South Africa—2.0%
Naspers, Ltd.—Class N	77,524	4,672
Taiwan—11.3%
Chinatrust Financial Holding Co., Ltd.	4,114,492	2,627
Delta Electronics, Inc.	297,000	883
Hiwin Technologies Corp.	123,000	1,166
Hon Hai Precision Industry Co., Ltd.	2,969,177	9,393
Quanta Computer, Inc.	825,000	2,169
Synnex Technology International Corp.	1,035,620	2,429
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	49,300	768
Taiwan Semiconductor Manufacturing Co., Ltd.	1,898,354	5,641
TPK Holding Co., Ltd.	118,400	1,459
Thailand—7.2%
Advanced Info Service PCL	235,800	1,403
Bangkok Bank PCL	454,200	2,821
Banpu PCL	102,050	1,845
Kasikornbank PCL	505,700	2,681
PTT Global Chemical PCL	1,464,396	3,274
PTT PCL	121,400	1,382
Thai Oil PCL	856,900	1,881
Total Access Communication PCL	495,700	1,330
Turkey—2.3%
Haci OMER Sabanci Holding AS	348,950	1,450
Tupras Turkiye Petrol Rafinerileri AS	63,438	1,326
Turkiye Garanti Bankasi AS ‡	697,998	2,567
United Kingdom—2.8%
Aquarius Platinum, Ltd.	691,336	1,459
Mail.ru Group, Ltd.—Reg S GDR ‡	59,418	2,570
NovaTek OAO GDR	6,460	821
Rosneft Oil Co. GDR ‡	240,520	1,716
United States—0.7%
Yandex NV—Class A ‡ ^	71,300	1,691

Total Common Stocks (cost $213,534)		214,640

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica Emerging Markets

(formerly, Transamerica WMC Emerging Markets)

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2012

(unaudited)

	Shares	Value (000’s)
INVESTMENT COMPANY—0.2%
United States—0.2%
Vanguard MSCI Emerging Markets ETF	13,600	$578
Total Investment Company (cost $592)
SECURITIES LENDING COLLATERAL—5.6%
State Street Navigator Securities Lending Trust—Prime Portfolio, 0.29% ▲	13,149,554	13,150
Total Securities Lending Collateral (cost $13,150)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT—2.9%
State Street Bank & Trust Co. 0.03% ▲, dated 04/30/2012, to be repurchased at $6,674 on 05/01/2012. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 12/01/2026, and with a value of $6,809.	$6,674	$6,674
Total Repurchase Agreement (cost $6,674)

Total Investment Securities (cost $236,887) P		237,435
Other Assets and Liabilities—Net		(4,386)

Net Assets		$233,049

INVESTMENTS BY INDUSTRY:	Percentage of Total Investments	Value (000’s)
Oil, Gas & Consumable Fuels	15.1%	$35,912
Commercial Banks	12.8	30,509
Semiconductors & Semiconductor Equipment	6.9	16,505
Electronic Equipment & Instruments	6.0	14,164
Automobiles	5.0	11,769
Insurance	3.9	9,378
Internet Software & Services	3.4	7,959
Wireless Telecommunication Services	3.0	7,115
Chemicals	3.0	7,030
Diversified Financial Services	2.6	6,085
Construction Materials	2.4	5,735
Construction & Engineering	2.3	5,493
Media	2.0	4,672
Personal Products	1.7	3,985
Pharmaceuticals	1.7	3,962
Metals & Mining	1.6	3,855
Airlines	1.5	3,568
Electric Utilities	1.4	3,346
Machinery	1.4	3,332
IT Services	1.4	3,272
Real Estate Management & Development	1.4	3,218
Hotels, Restaurants & Leisure	1.1	2,641
Food Products	1.1	2,634
Transportation Infrastructure	0.9	2,181
Computers & Peripherals	0.9	2,169
Multiline Retail	0.9	2,080
Auto Components	0.8	1,901
Food & Staples Retailing	0.7	1,732
Gas Utilities	0.7	1,698
Aerospace & Defense	0.7	1,597
Road & Rail	0.7	1,566
Industrial Conglomerates	0.6	1,419
Health Care Providers & Services	0.6	1,391
Diversified Telecommunication Services	0.6	1,390
Software	0.4	959
Consumer Finance	0.3	811
Emerging Market—Equity	0.2	578

Investment Securities, at Value	91.7	217,611
Short-Term Investments	8.3	19,824

Total Investments	100.0%	$237,435

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica Emerging Markets

(formerly, Transamerica WMC Emerging Markets)

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2012

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

▲	Rate shown reflects the yield at 04/30/2012.
ə	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is $1,343, or 0.58% of the fund’s net assets.
‡	Non-income producing security.
^	All or a portion of this security is on loan. The value of all securities on loan is $12,524.
P	Aggregate cost for federal income tax purposes is $236,887. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $16,729 and $16,181, respectively. Net unrealized appreciation for tax purposes is $548.

DEFINITIONS:

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipt
OAO	Otkrytoe Aktsionernoe Obschestvo (Russian: Open Joint Stock Exchange)

VALUATION SUMMARY (all amounts in thousands): З

Investment Securities	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value at 04/30/2012
Common Stocks	$28,922	$185,718	$—	$214,640
Investment Companies	578	—	—	578
Preferred Stocks	1,050	1,343	—	2,393
Repurchase Agreement	—	6,674	—	6,674
Securities Lending Collateral	13,150	—	—	13,150

Total	$43,700	$193,735	$—	$237,435

З	See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica Global Macro

(formerly, Transamerica First Quadrant Global Macro)

SCHEDULE OF INVESTMENTS

At April 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS—62.7%
U.S. Treasury Bill 0.04%, 05/17/2012 ▲ ■	$7,000	$6,999
0.04%, 06/07/2012 ▲ g	23,500	23,498
0.05%, 05/10/2012 ▲ ■	6,000	6,000
0.06%, 06/21/2012 ▲ ■	11,500	11,499

Total Short-Term U.S. Government Obligations (cost $47,996)		47,996

	Notional Amount (000’s)	Value (000’s)
PURCHASED OPTIONS—0.3%
Call Options—0.1%
S&P 500 Index Call Strike $1,530.00 Expires 05/19/2012	25	4
S&P 500 Index Call Strike $1,425.00 Expires 05/19/2012	6	33
S&P 500 Index Call Strike $1,360.00 Expires 06/16/2012	◆	5
S&P 500 Index Call Strike $1,400.00 Expires 06/16/2012	2	53
S&P 500 Index Call Strike $1,370.00 Expires 06/16/2012	1	23
S&P 500 Index Call Strike $1,365.00 Expires 06/16/2012	◆	10
Put Options—0.2%
S&P 500 Index Put Strike $950.00 Expires 05/19/2012	13	1
S&P 500 Index Put Strike $1,275.00 Expires 06/16/2012	2	12
S&P 500 Index Put Strike $1,405.00 Expires 06/16/2012	◆	11
S&P 500 Index Put Strike $1,395.00 Expires 06/16/2012	2	65
S&P 500 Index Put Strike $1,385.00 Expires 06/16/2012	1	20

Total Purchased Options (cost $297)		237

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT—36.1%
State Street Bank & Trust Co. 0.03% ▲, dated 04/30/2012, to be repurchased at $27,652 on 05/01/2012. Collateralized by U.S. Government Agency Obligations, 3.00%, due 12/21/2026, and with a total value of $28,205.	27,652	27,652
Total Repurchase Agreement (cost $27,652)

Total Investment Securities (cost $75,945)P		75,885
Other Assets and Liabilities—Net		702

Net Assets		$76,587

	Notional Amount (000’s)		Value (000’s)
WRITTEN OPTIONS—(0.3%)
Call Options—(0.2%)
S&P 500 Index Call Strike $1,510.00 Expires 05/19/2012	$(13)		$(3)
S&P 500 Index Call Strike $1,385.00 Expires 06/16/2012	(1)		(28)
S&P 500 Index Call Strike $1,480.00 Expires 06/16/2012	(4)		(8)
S&P 500 Index Call Strike $1,395.00 Expires 06/16/2012	(2)		(62)
S&P 500 Index Call Strike $1,525.00 Expires 05/19/2012	(13)		(2)
S&P 500 Index Call Strike $1,460.00 Expires 05/19/2012	(11)		(8)
S&P 500 Index Call Strike $1,475.00 Expires 06/16/2012	(5)		(14)
S&P 500 Index Call Strike $1,405.00 Expires 06/16/2012	(◆)		(7)
S&P 500 Index Call Strike $1,475.00 Expires 05/19/2012	(5)		(2)
Put Options—(0.1%)
S&P 500 Index Put Strike $1,360.00 Expires 06/16/2012	(◆	)	(2)
S&P 500 Index Put Strike $1,150.00 Expires 05/19/2012	(19)		(3)
S&P 500 Index Put Strike $1,365.00 Expires 06/16/2012	(◆	)	(4)
S&P 500 Index Put Strike $1,370.00 Expires 06/16/2012	(1)		(11)
S&P 500 Index Put Strike $1,200.00 Expires 05/19/2012	(28)		(8)
S&P 500 Index Put Strike $1,150.00 Expires 06/16/2012	(4)		(6)
S&P 500 Index Put Strike $1,200.00 Expires 06/16/2012	(3)		(6)
S&P 500 Index Put Strike $1,100.00 Expires 06/16/2012	(3)		(2)
S&P 500 Index Put Strike $1,400.00 Expires 06/16/2012	(2)		(59)

Total Written Options (premiums: $(367))			(235)

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica Global Macro

(formerly, Transamerica First Quadrant Global Macro)

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2012

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Counterparty	Contracts Bought (Sold) (000’s)	Settlement Date	Amount in U.S. Dollars Bought (Sold) (000’s)	Net Unrealized Appreciation (Depreciation) (000’s)
Australian Dollar	MSC	(1,374)	06/20/2012	$(1,407)	$(17)
Australian Dollar	MSC	(1,692)	06/20/2012	(1,765)	12
Australian Dollar	MSC	(920)	06/20/2012	(949)	(5)
Australian Dollar	MSC	(2,274)	06/20/2012	(2,368)	11
Australian Dollar	MSC	593	06/20/2012	610	4
Australian Dollar	MSC	(445)	06/20/2012	(459)	(3)
Australian Dollar	MSC	4,908	06/20/2012	5,046	40
Australian Dollar	MSC	355	06/20/2012	362	6
Australian Dollar	MSC	(10,936)	06/20/2012	(11,418)	85
Canadian Dollar	MSC	(1,355)	06/20/2012	(1,363)	(7)
Canadian Dollar	MSC	464	06/20/2012	466	3
Canadian Dollar	MSC	704	06/20/2012	709	2
Canadian Dollar	MSC	1,396	06/20/2012	1,412	(1)
Canadian Dollar	MSC	412	06/20/2012	412	5
Canadian Dollar	MSC	751	06/20/2012	754	6
Canadian Dollar	MSC	697	06/20/2012	710	(5)
Canadian Dollar	MSC	486	06/20/2012	487	4
Canadian Dollar	MSC	1,819	06/20/2012	1,820	20
Canadian Dollar	MSC	1,234	06/20/2012	1,243	5
Canadian Dollar	MSC	(6,021)	06/20/2012	(5,998)	(90)
Canadian Dollar	MSC	1,598	06/20/2012	1,598	18
Canadian Dollar	MSC	(699)	06/20/2012	(700)	(7)
Canadian Dollar	MSC	1,177	06/20/2012	1,172	17
Euro	MSC	1,897	06/20/2012	2,495	17
Euro	MSC	1,869	06/20/2012	2,449	26
Euro	MSC	1,129	06/20/2012	1,489	6
Euro	MSC	(949)	06/20/2012	(1,265)	8
Euro	MSC	(924)	06/20/2012	(1,225)	2
Euro	MSC	701	06/20/2012	920	9
Euro	MSC	(661)	06/20/2012	(876)	2
Euro	MSC	(654)	06/20/2012	(873)	7
Euro	MSC	(584)	06/20/2012	(764)	(10)
Euro	MSC	(922)	06/20/2012	(1,211)	(10)
Euro	MSC	(96)	06/20/2012	(126)	(1)
Japanese Yen	MSC	(1,678,756)	06/20/2012	(20,764)	(272)
Japanese Yen	MSC	226,031	06/20/2012	2,736	96
Japanese Yen	MSC	493,108	06/20/2012	5,971	208
Japanese Yen	MSC	230,222	06/20/2012	2,833	52
Japanese Yen	MSC	78,815	06/20/2012	949	39
Japanese Yen	MSC	69,447	06/20/2012	854	16
Japanese Yen	MSC	109,125	06/20/2012	1,351	16
Japanese Yen	MSC	95,417	06/20/2012	1,161	34
Japanese Yen	MSC	41,824	06/20/2012	514	10
New Zealand Dollar	MSC	1,341	06/20/2012	1,094	(1)
New Zealand Dollar	MSC	(1,253)	06/20/2012	(1,018)	(3)
New Zealand Dollar	MSC	(2,123)	06/20/2012	(1,729)	(1)
New Zealand Dollar	MSC	(5,353)	06/20/2012	(4,347)	(16)
New Zealand Dollar	MSC	(2,168)	06/20/2012	(1,780)	13
New Zealand Dollar	MSC	97	06/20/2012	79	◆
New Zealand Dollar	MSC	(902)	06/20/2012	(734)	(2)
New Zealand Dollar	MSC	(1,255)	06/20/2012	(1,020)	(3)
New Zealand Dollar	MSC	(1,639)	06/20/2012	(1,342)	7
New Zealand Dollar	MSC	(1,640)	06/20/2012	(1,343)	7
New Zealand Dollar	MSC	15,521	06/20/2012	12,526	122
New Zealand Dollar	MSC	(927)	06/20/2012	(749)	(6)
Pound Sterling	MSC	703	06/20/2012	1,120	21
Pound Sterling	MSC	(324)	06/20/2012	(518)	(7)
Pound Sterling	MSC	(4,254)	06/20/2012	(6,762)	(139)
Pound Sterling	MSC	13,837	06/20/2012	21,800	650
Pound Sterling	MSC	(1,240)	06/20/2012	(1,966)	(45)
Pound Sterling	MSC	(1,253)	06/20/2012	(1,998)	(35)
Pound Sterling	MSC	(227)	06/20/2012	(363)	(6)
Pound Sterling	MSC	424	06/20/2012	684	4
Swedish Krona	MSC	(8,195)	06/20/2012	(1,211)	(6)

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica Global Macro

(formerly, Transamerica First Quadrant Global Macro)

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2012

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued):

Currency	Counterparty	Contracts Bought (Sold) (000’s)	Settlement Date	Amount in U.S. Dollars Bought (Sold) (000’s)	Net Unrealized Appreciation (Depreciation) (000’s)
Swedish Krona	MSC	(8,704)	06/20/2012	$(1,301)	$9
Swedish Krona	MSC	(8,202)	06/20/2012	(1,206)	(12)
Swedish Krona	MSC	(10,778)	06/20/2012	(1,582)	(19)
Swedish Krona	MSC	(9,764)	06/20/2012	(1,429)	(20)
Swedish Krona	MSC	4,161	06/20/2012	616	2
Swedish Krona	MSC	5,179	06/20/2012	770	(1)
Swedish Krona	MSC	(28,558)	06/20/2012	(4,275)	35
Swedish Krona	MSC	11,696	06/20/2012	1,749	(12)
Swedish Krona	MSC	(13,289)	06/20/2012	(1,961)	(12)
Swedish Krona	MSC	4,278	06/20/2012	644	(8)
Swedish Krona	MSC	102,441	06/20/2012	15,036	175
Swiss Franc	MSC	114	06/20/2012	125	◆
Swiss Franc	MSC	863	06/20/2012	941	10
Swiss Franc	MSC	12,236	06/20/2012	13,544	(53)
Swiss Franc	MSC	18	06/20/2012	20	(◆ )
Swiss Franc	MSC	(2)	06/20/2012	(2)	(◆ )
Swiss Franc	MSC	7	06/20/2012	7	◆
Swiss Franc	MSC	335	06/20/2012	369	◆
Swiss Franc	MSC	164	06/20/2012	179	1
Swiss Franc	MSC	(30,888)	06/20/2012	(33,664)	(388)
Swiss Franc	MSC	(872)	06/20/2012	(951)	(10)
Swiss Franc	MSC	(428)	06/20/2012	(465)	(7)
Swiss Franc	MSC	73	06/20/2012	80	◆
Swiss Franc	MSC	129	06/20/2012	141	1
Swiss Franc	MSC	357	06/20/2012	393	◆
Swiss Franc	MSC	(1)	06/20/2012	(1)	(◆ )
Swiss Franc	MSC	(30)	06/20/2012	(33)	(◆ )
Swiss Franc	MSC	(592)	06/20/2012	(656)	3

					$606

FUTURES CONTRACTS:

Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation) (000’s)
10-Year Australian Treasury Bond	Short	(148)	06/15/2012	$(556)
10-Year Government of Canada Bond	Long	10	06/20/2012	13
10-Year Japan Government Bond Mini	Short	(41)	06/08/2012	(74)
10-Year U.S. Treasury Note	Short	(51)	06/20/2012	(71)
AEX Index	Long	35	05/18/2012	2
ASX SPI 200 Index	Short	(16)	06/21/2012	(55)
CAC 40 Index	Short	(19)	05/18/2012	(7)
DAX Index	Long	5	06/15/2012	14
FTSE 100 Index	Long	21	06/15/2012	(71)
FTSE MIB INDEX	Short	(7)	06/15/2012	31
German Euro Bund	Long	97	06/07/2012	375
Hang Seng Index	Short	(6)	05/30/2012	(16)
IBEX 35 Index	Long	12	05/18/2012	(44)
S&P 500 E-Mini Index	Short	(13)	06/15/2012	(2)
S&P 500 E-Mini Index	Long	13	06/15/2012	22
S&P 500 TSE 60 Index	Long	7	06/14/2012	(10)
TOPIX Index	Long	6	06/08/2012	(16)
U.K. Long Gilt Bond	Long	39	06/27/2012	69

				$(396)

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica Global Macro

(formerly, Transamerica First Quadrant Global Macro)

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2012

(unaudited)

Collateral (Received) Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of 04/30/2012:

Counterparty	Total Market Value of OTC Derivatives (000’s)	Collateral (Received)/Pledged (000’s)	Net Exposures (1) (000’s)
MSC	$606	$—	$606

(1)	Net exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default.

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

■	A portion of these securities in the amount of $10,499 has been segregated with the broker to cover open written options.
▲	Rate shown reflects the yield at 04/30/2012.
g	A portion of this security in the amount of $7,000 has been segregated as collateral with the broker to cover margin requirements for open futures contracts.
P	Aggregate cost for federal income tax purposes is $75,945. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $7 and $67, respectively. Net unrealized depreciation for tax purposes is $60.
◆	Amount is less than 1.

DEFINITIONS:

MSC	Morgan Stanley
OTC	Over the Counter

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value at 04/30/2012
Purchased Options	$237	$—	$—	$237
Repurchase Agreement	—	27,652	—	27,652
Short-Term U.S. Government Obligations	—	47,996	—	47,996

Total	$237	$75,648	$—	$75,885

Other Financial Instruments	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value at 04/30/2012
Written Options	$—	$(235)	$—	$(235)

Other Financial Instruments ₣	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value at 04/30/2012
Futures Contracts—Appreciation	$526	$—	$—	$526
Futures Contracts—Depreciation	(922)	—	—	(922)
Forward Foreign Currency Contracts—Appreciation	—	1,846	—	1,846
Forward Foreign Currency Contracts—Depreciation	—	(1,240)	—	(1,240)

Total	$(396)	$606	$—	$210

'	See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
₣	Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica Global Real Estate Securities

(formerly, Transamerica Clarion Global Real Estate Securities)

SCHEDULE OF INVESTMENTS

At April 30, 2012

(unaudited)

	Shares	Value (000’s)
COMMON STOCKS—98.3%
Australia—7.9%
Dexus Property Group REIT	1,814,391	$1,768
Goodman Group REIT ^	457,411	1,716
GPT Group REIT ^	188,359	642
Investa Office Fund REIT	455,800	1,297
Mirvac Group REIT	243,751	329
Stockland REIT	302,584	977
Westfield Group REIT	433,648	4,175
Westfield Retail Trust REIT	621,979	1,763
Brazil—0.2%
Sonae Sierra Brasil SA	19,800	317
Canada—2.6%
Boardwalk Real Estate Investment Trust	14,900	887
Brookfield Office Properties, Inc. ^	63,300	1,150
Calloway Real Estate Investment Trust	11,300	314
Canadian Real Estate Investment Trust	12,300	482
Primaris Retail Real Estate Investment Trust	14,000	328
RioCan Real Estate Investment Trust	34,700	953
France—4.5%
Fonciere Des Regions REIT ^	13,609	1,055
ICADE REIT ‡^	9,520	803
Klepierre REIT	31,050	983
Societe Immobiliere de Location pour l’Industrie et le Commerce REIT ^	4,605	486
Unibail-Rodamco SE REIT ^	20,140	3,764
Germany—0.5%
GSW Immobilien AG ‡^	21,921	730
Hong Kong—11.7%
Cheung Kong Holdings, Ltd.	310,924	4,143
Country Garden Holdings Co., Ltd. ‡^	1,913,200	829
Evergrande Real Estate Group, Ltd. ^	2,917,000	1,688
Great Eagle Holdings, Ltd.	158,400	468
Hang Lung Group, Ltd.	120,848	758
Hang Lung Properties, Ltd.	458,748	1,700
Kerry Properties, Ltd.	303,000	1,381
Link Real Estate Investment Trust	403,300	1,674
Longfor Properties Co., Ltd. ‡^	494,000	788
Sino Land Co., Ltd.	1,075,900	1,861
Sun Hung Kai Properties, Ltd.	186,245	2,249
Wharf Holdings, Ltd.	180,405	1,077
Japan—13.0%
Advance Residence Investment Corp.—Class A REIT	161	311
Daito Trust Construction Co., Ltd.	22,300	2,005
Daiwa House Industry Co., Ltd.	36,000	465
Japan Real Estate Investment Corp. REIT	209	1,851
Japan Retail Fund Investment Corp. REIT	508	810
Kenedix Realty Investment Corp.—Class A REIT ^	84	293
Mitsubishi Estate Co., Ltd.	303,820	5,370
Mitsui Fudosan Co., Ltd.	300,746	5,508
Nippon Accommodations Fund, Inc.—Class A REIT	69	456
Nippon Building Fund, Inc. REIT	98	931
Nomura Real Estate Holdings, Inc.	46,000	804
Tokyo Tatemono Co., Ltd. ‡	336,000	1,241
United Urban Investment Corp.—Class A REIT	532	627
Netherlands—0.8%
Corio NV REIT	27,870	1,247
Singapore—5.2%
Ascendas Real Estate Investment Trust	97,000	163
CapitaCommercial Trust REIT ^	1,168,000	1,218
CapitaLand, Ltd.	1,047,050	2,487
CapitaMall Trust REIT	793,114	1,154
Frasers Centrepoint Trust REIT	124,100	160
Global Logistic Properties, Ltd.—Class L ‡	1,167,200	1,943

	Shares	Value (000’s)
Singapore (continued)
Hongkong Land Holdings, Ltd. ^	98,897	$614
Keppel Land, Ltd. ^	174,000	446
Sweden—0.5%
Castellum AB	41,330	523
Hufvudstaden AB—Class A	29,870	321
United Kingdom—4.5%
British Land Co., PLC REIT	85,068	676
Derwent London PLC REIT	43,339	1,225
Great Portland Estates PLC REIT	138,960	812
Hammerson PLC REIT	219,392	1,487
Land Securities Group PLC REIT	179,117	2,115
Safestore Holdings PLC	197,600	359
Segro PLC REIT	193,320	694
United States—46.9%
AvalonBay Communities, Inc. REIT ^	30,525	4,438
Boston Properties, Inc. REIT	44,000	4,764
BRE Properties, Inc. REIT	36,800	1,932
DDR Corp. REIT ^	118,700	1,757
Douglas Emmett, Inc. REIT ^	31,600	734
Equity Residential REIT	55,000	3,379
Essex Property Trust, Inc. REIT ^	14,200	2,243
Federal Realty Investment Trust REIT	11,200	1,127
General Growth Properties, Inc. REIT	147,090	2,618
HCP, Inc. REIT	43,300	1,795
Health Care REIT, Inc.	37,300	2,113
Highwoods Properties, Inc. REIT ^	23,300	809
Host Hotels & Resorts, Inc. REIT ^	198,077	3,296
Kilroy Realty Corp. REIT ^	20,000	949
Kimco Realty Corp. REIT	108,900	2,114
Liberty Property Trust REIT	51,900	1,892
Macerich Co. REIT ^	58,207	3,584
Pebblebrook Hotel Trust REIT	27,900	672
Post Properties, Inc. REIT	33,300	1,622
ProLogis, Inc. REIT	122,713	4,391
Public Storage REIT	17,900	2,564
Simon Property Group, Inc. REIT	59,463	9,253
SL Green Realty Corp. REIT ^	41,800	3,446
Starwood Hotels & Resorts Worldwide, Inc.	36,100	2,137
Tanger Factory Outlet Centers REIT ^	26,000	814
Taubman Centers, Inc. REIT	22,900	1,767
UDR, Inc. REIT	93,483	2,461
Ventas, Inc. REIT	43,835	2,577
Vornado Realty Trust REIT	41,337	3,548

Total Common Stocks (cost $118,628)		156,647

RIGHT—0.0% ¥
Germany—0.0% ¥
GSW Immobilien AG ‡ə	21,921	21
Total Right (cost $◆)

SECURITIES LENDING COLLATERAL—17.3%
State Street Navigator Securities Lending Trust—Prime Portfolio, 0.29% ▲	27,588,493	27,588
Total Securities Lending Collateral (cost $27,588)

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica Global Real Estate Securities

(formerly, Transamerica Clarion Global Real Estate Securities)

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT—1.3%
State Street Bank & Trust Co. 0.03% ▲, dated 04/30/2012, to be repurchased at $2,111 on 05/01/2012. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 12/01/2026, and with a value of $2,157.	$2,111	$2,111
Total Repurchase Agreement (cost $2,111)
Total Investment Securities (cost $148,327) P		186,367
Other Assets and Liabilities—Net		(26,897)

Net Assets		$159,470

INVESTMENTS BY INDUSTRY:	Percentage of Total Investments	Value (000’s)
Real Estate Investment Trusts	60.8%	$113,285
Real Estate Management & Development	22.1	41,247
Hotels, Restaurants & Leisure	1.2	2,136

Investment Securities, at Value	84.1	156,668
Short-Term Investments	15.9	29,699

Total Investments	100.0%	$186,367

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

^	All or a portion of this security is on loan. The value of all securities on loan is $26,591.
‡	Non-income producing security.
¥	Percentage rounds to less than 0.1%.
ə	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is $21, or 0.01% of the fund’s net assets.
▲	Rate shown reflects the yield at 04/30/2012.
◆	Amount is less than 1.
P	Aggregate cost for federal income tax purposes is $148,327. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $39,922 and $1,882, respectively. Net unrealized appreciation for tax purposes is $38,040.

DEFINITION:

REIT	Real Estate Investment Trust (includes domestic REITs and Foreign Real Estate Investment Companies)

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value at 04/30/2012
Common Stocks	$79,227	$77,420	$—	$156,647
Repurchase Agreement	—	2,111	—	2,111
Right	—	21	—	21
Securities Lending Collateral	27,588	—	—	27,588

Total	$106,815	$79,552	$—	$186,367

'	See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica Growth

(formerly, Transamerica Jennison Growth)

SCHEDULE OF INVESTMENTS

At April 30, 2012

(unaudited)

	Shares	Value (000’s)
COMMON STOCKS—99.3%
Aerospace & Defense—5.0%
Boeing Co.	116,702	$8,963
Precision Castparts Corp.	78,076	13,770
United Technologies Corp.	105,112	8,581
Auto Components—0.8%
BorgWarner, Inc. ‡ ^	66,590	5,263
Automobiles—2.0%
Bayerische Motoren Werke AG	47,951	4,558
Harley-Davidson, Inc.	150,266	7,863
Biotechnology—3.1%
Alexion Pharmaceuticals, Inc. ‡	79,422	7,173
Celgene Corp. ‡	107,919	7,869
Vertex Pharmaceuticals, Inc. ‡	110,538	4,254
Capital Markets—2.2%
Goldman Sachs Group, Inc.	119,476	13,758
Chemicals—1.4%
Monsanto Co.	117,293	8,935
Communications Equipment—2.2%
Juniper Networks, Inc. ‡	225,922	4,842
QUALCOMM, Inc.	137,861	8,801
Computers & Peripherals—10.0%
Apple, Inc. ‡	70,127	40,972
EMC Corp. ‡	522,886	14,751
NetApp, Inc. ‡	190,396	7,393
Consumer Finance—1.3%
American Express Co.	132,785	7,995
Electrical Equipment—0.4%
Roper Industries, Inc.	27,206	2,772
Energy Equipment & Services—2.0%
National Oilwell Varco, Inc.	89,670	6,793
Schlumberger, Ltd.	82,115	6,088
Food & Staples Retailing—3.0%
Costco Wholesale Corp.	108,565	9,572
Whole Foods Market, Inc.	111,692	9,278
Food Products—1.1%
Mead Johnson Nutrition Co.—Class A	84,348	7,217
Health Care Providers & Services—2.5%
Express Scripts Holding Co. ‡	113,785	6,348
UnitedHealth Group, Inc.	163,245	9,166
Hotels, Restaurants & Leisure—6.1%
Chipotle Mexican Grill, Inc.—Class A ‡	21,553	8,926
Dunkin’ Brands Group, Inc. ^	164,393	5,321
Panera Bread Co.—Class A ‡	19,634	3,101
Starbucks Corp.	261,630	15,012
Yum! Brands, Inc.	85,875	6,246
Internet & Catalog Retail—4.4%
Amazon.com, Inc. ‡	77,695	18,018
priceline.com, Inc. ‡	12,993	9,885
Internet Software & Services—6.3%
Baidu, Inc. ADR ‡	78,753	10,451
Google, Inc.—Class A ‡	20,399	12,345
LinkedIn Corp.—Class A ‡	82,739	8,973
Tencent Holdings, Ltd.	230,619	7,253
Youku, Inc. ADR ‡ ^	37,709	907
IT Services—7.1%
Cognizant Technology Solutions Corp.—Class A ‡	60,385	4,427
International Business Machines Corp.	58,438	12,101
Mastercard, Inc.—Class A	41,300	18,680
Visa, Inc.—Class A	77,121	9,484
Life Sciences Tools & Services—2.0%
Agilent Technologies, Inc.	209,674	8,844
Illumina, Inc. ‡ ^	81,085	3,611
Media—1.2%
Walt Disney Co.	170,530	7,352

	Shares	Value (000’s)
Oil, Gas & Consumable Fuels—3.8%
Anadarko Petroleum Corp.	85,918	$6,290
Concho Resources, Inc. ‡	60,095	6,441
EOG Resources, Inc.	47,424	5,208
Occidental Petroleum Corp.	65,576	5,982
Personal Products—1.6%
Estee Lauder Cos., Inc.—Class A	153,297	10,018
Pharmaceuticals—6.1%
Allergan, Inc.	107,670	10,336
Bristol-Myers Squibb Co.	182,870	6,102
Novo Nordisk A/S ADR	82,174	12,081
Shire PLC ADR	100,323	9,788
Real Estate Investment Trusts—1.4%
American Tower Corp.—Class A	138,654	9,093
Road & Rail—1.3%
Union Pacific Corp.	75,340	8,471
Semiconductors & Semiconductor Equipment—1.9%
Altera Corp.	129,920	4,621
ARM Holdings PLC ADR ^	112,841	2,858
Avago Technologies, Ltd.	130,354	4,495
Software—6.7%
Intuit, Inc.	61,126	3,543
Oracle Corp.	216,366	6,359
Red Hat, Inc. ‡	164,729	9,819
Salesforce.com, Inc. ‡ ^	72,602	11,307
VMware, Inc.—Class A ‡	98,504	11,005
Specialty Retail—3.7%
Inditex SA ^	103,339	9,295
Lowe’s Cos., Inc.	256,021	8,057
Tiffany & Co.	44,272	3,031
TJX Cos., Inc.	77,858	3,247
Textiles, Apparel & Luxury Goods—8.1%
Burberry Group PLC	264,187	6,367
Coach, Inc.	105,189	7,696
Fossil, Inc. ‡ ^	54,374	7,105
Lululemon Athletica, Inc. ‡ ^	108,739	8,062
NIKE, Inc.—Class B	109,716	12,274
Ralph Lauren Corp.—Class A	56,893	9,801
Wireless Telecommunication Services—0.6%
Crown Castle International Corp. ‡	69,931	3,959

Total Common Stocks (cost $421,629)		626,623

SECURITIES LENDING COLLATERAL—5.0%
State Street Navigator Securities Lending Trust—Prime Portfolio, 0.29% ▲	31,493,282	31,493
Total Securities Lending Collateral (cost $31,493)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT—0.4%
State Street Bank & Trust Co. 0.03% ▲, dated 04/30/2012, to be repurchased at $2,402 on 05/01/2012. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 12/01/2026, and with a value of $2,454.	$2,402	2,402
Total Repurchase Agreement (cost $2,402)
Total Investment Securities (cost $455,524) P		660,518
Other Assets and Liabilities—Net		(29,847)

Net Assets		$630,671

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica Growth

(formerly, Transamerica Jennison Growth)

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2012

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

^	All or a portion of this security is on loan. The value of all securities on loan is $30,613.
‡	Non-income producing security.
▲	Rate shown reflects the yield at 04/30/2012.
P	Aggregate cost for federal income tax purposes is $455,524. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $207,013 and $2,019, respectively. Net unrealized appreciation for tax purposes is $204,994.

DEFINITION:

ADR	American Depositary Receipt

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value at 04/30/2012
Common Stocks	$563,065	$63,558	$—	$626,623
Repurchase Agreement	—	2,402	—	2,402
Securities Lending Collateral	31,493	—	—	31,493

Total	$594,558	$65,960	$—	$660,518

'	See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica International

(formerly, Transamerica Neuberger Berman International)

SCHEDULE OF INVESTMENTS

At April 30, 2012

(unaudited)

	Shares	Value (000’s)
COMMON STOCKS—95.2%
Australia—1.8%
CSL, Ltd.	133,675	$5,106
Imdex, Ltd.	957,790	2,515
Belgium—1.7%
Anheuser-Busch InBev NV ^	44,120	3,180
Anheuser-Busch InBev NV—STRIP VVPR ‡	130,726	◆
Colruyt SA	93,320	3,823
Canada—7.4%
Cenovus Energy, Inc.	89,896	3,262
Corus Entertainment, Inc.—Class B ^	220,660	5,441
Goldcorp, Inc.	112,000	4,288
Home Capital Group, Inc.—Class B	59,100	2,875
MacDonald Dettwiler & Associates, Ltd.	79,515	3,611
New Gold, Inc. ‡	421,100	3,837
Silver Wheaton Corp.	128,600	3,926
Vermilion Energy, Inc. ^	71,300	3,457
Chile—1.1%
Sociedad Quimica y Minera de Chile SA ADR	78,085	4,552
Denmark—3.1%
Novo Nordisk A/S—Class B	39,042	5,759
Sydbank A/S ‡	176,710	3,072
Tryg A/S ^	74,650	4,164
France—7.5%
Alcatel-Lucent ‡ ^	2,333,130	3,595
Arkema SA	44,985	3,984
CFAO SA ^	116,536	5,026
Eutelsat Communications SA	70,957	2,526
LVMH Moet Hennessy Louis Vuitton SA ^	22,295	3,693
Rexel SA	201,375	4,212
Sodexo	103,840	8,269
Germany—7.6%
Brenntag AG	55,070	6,859
Continental AG ^	22,330	2,164
Deutsche Boerse AG	86,620	5,438
Deutsche Telekom AG	283,010	3,191
Fresenius Medical Care AG & Co., KGaA	88,481	6,281
Linde AG ^	35,809	6,130
NORMA Group ‡	62,085	1,671
Hong Kong—2.3%
China Liansu Group Holdings, Ltd. ^	4,242,900	2,674
China Mobile, Ltd. ADR	74,265	4,110
Dongfeng Motor Group Co., Ltd.—Class H ^	1,529,300	3,020
Indonesia—0.4%
Bank Mandiri Persero PT	2,230,900	1,796
Ireland—0.6%
DCC PLC	101,376	2,561
Japan—12.9%
Bridgestone Corp.	131,300	3,107
Jupiter Telecommunications Co., Ltd.	7,921	8,394
Kansai Paint Co., Ltd. ^	433,800	4,669
Kenedix Realty Investment Corp.—Class A REIT ^	1,126	3,925
Nihon Kohden Corp. ^	207,700	6,058
NTT DoCoMo, Inc.	2,195	3,748
Pigeon Corp. ^	69,600	2,777
SMC Corp.	23,100	3,858
Softbank Corp.	72,100	2,152
Sugi Holdings Co., Ltd.	108,800	3,526
Sundrug Co., Ltd. ^	178,500	5,467
Toyota Motor Corp.	153,100	6,273

	Shares	Value (000’s)
Korea, Republic of—3.2%
Hyundai Mobis	16,315	$4,439
Samsung Electronics Co., Ltd.	4,381	5,388
Shinhan Financial Group Co., Ltd.	101,625	3,552
Netherlands—5.6%
Akzo Nobel NV	71,717	3,843
Imtech NV	150,195	4,247
Koninklijke Ahold NV ^	359,883	4,565
Nutreco NV	67,359	4,895
Sligro Food Group NV ^	2,170	66
Unilever NV	184,595	6,322
Norway—3.1%
DnB ASA ^	329,690	3,554
ProSafe SE	505,730	3,946
Subsea 7 SA ‡ ^	195,028	5,054
Singapore—1.1%
United Overseas Bank, Ltd.	281,000	4,372
Sweden—2.9%
Axfood AB	54,175	1,970
Elekta AB—Class B	83,412	4,232
Nordea Bank AB	212,605	1,885
Telefonaktiebolaget LM Ericsson—Class B ‡	361,105	3,578
Switzerland—11.2%
Bucher Industries AG	21,512	4,264
Credit Suisse Group AG ‡	118,879	2,843
Givaudan SA ‡	5,544	5,381
Nestle SA	79,393	4,863
Novartis AG	69,681	3,842
Roche Holding AG	37,854	6,915
SGS SA	3,349	6,468
Sika AG	2,099	4,447
Sulzer AG	56,131	8,070
Turkey—0.5%
Sinpas Gayrimenkul Yatirim Ortakligi AS REIT	2,827,763	2,013
United Kingdom—19.8%
Amlin PLC	856,346	4,583
BG Group PLC	180,795	4,256
BHP Billiton PLC	93,360	2,992
Bunzl PLC	365,054	6,061
Cairn Energy PLC ‡	562,990	3,141
Chemring Group PLC	736,010	3,900
Diploma PLC	383,340	2,853
Experian Group, Ltd.	281,377	4,441
Fidessa Group PLC	83,332	2,096
ICAP PLC	504,995	3,112
Informa PLC	466,682	3,140
Mitie Group PLC §	1,288,829	6,101
NovaTek OAO GDR	22,190	2,820
Petrofac, Ltd.	138,485	3,899
Reed Elsevier PLC	474,680	3,929
Rio Tinto PLC ADR ^	59,100	3,314
RPS Group PLC §	1,141,838	4,388
Synergy Health PLC §	318,587	4,297
Tullow Oil PLC	192,497	4,793
Vodafone Group PLC	3,529,572	9,766
United States—1.4%
Willis Group Holdings PLC	162,700	5,933

Total Common Stocks (cost $339,875)		398,851

SECURITIES LENDING COLLATERAL—12.3%
State Street Navigator Securities Lending Trust—Prime Portfolio, 0.29% ▲	51,433,727	51,434
Total Securities Lending Collateral (cost $51,434)

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica International

(formerly, Transamerica Neuberger Berman International)

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT—3.0%
State Street Bank & Trust Co. 0.03% ▲, dated 04/30/2012, to be repurchased at $12,670 on 05/01/2012. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 12/01/2026, and with a value of $12,928.	$12,670	$12,670
Total Repurchase Agreement (cost $12,670)

Total Investment Securities (cost $403,979)P		462,955

Other Assets and Liabilities—Net		(44,123)

Net Assets		$418,832

INVESTMENTS BY INDUSTRY:	Percentage of Total Investments	Value (000’s)
Chemicals	7.1%	$33,005
Media	5.1	23,429
Oil, Gas & Consumable Fuels	4.7	21,730
Metals & Mining	4.5	20,872
Wireless Telecommunication Services	4.3	19,776
Food & Staples Retailing	4.2	19,417
Commercial Banks	3.9	18,231
Machinery	3.9	17,863
Trading Companies & Distributors	3.7	17,132
Pharmaceuticals	3.6	16,516
Food Products	3.5	16,080
Insurance	3.2	14,680
Energy Equipment & Services	2.8	12,899
Professional Services	2.3	10,909
Health Care Providers & Services	2.3	10,578
Commercial Services & Supplies	2.3	10,490
Health Care Equipment & Supplies	2.2	10,290
Auto Components	2.1	9,710
Automobiles	2.0	9,293
Hotels, Restaurants & Leisure	1.8	8,269
Communications Equipment	1.5	7,173
Capital Markets	1.3	5,955
Real Estate Investment Trusts	1.3	5,938
Software	1.2	5,707
Diversified Financial Services	1.2	5,438
Semiconductors & Semiconductor Equipment	1.2	5,388
Biotechnology	1.1	5,106
Distributors	1.1	5,026
Construction & Engineering	0.9	4,247
Aerospace & Defense	0.8	3,900
Textiles, Apparel & Luxury Goods	0.8	3,693
Diversified Telecommunication Services	0.7	3,191
Beverages	0.7	3,180
Thrifts & Mortgage Finance	0.6	2,875
Electronic Equipment & Instruments	0.6	2,853
Household Products	0.6	2,777
Building Products	0.6	2,674
Industrial Conglomerates	0.5	2,561

Investment Securities, at Value	86.2	398,851
Short-Term Investments	13.8	64,104

Total Investments	100.0%	$462,955

The notes to the financial statements are an integral part of this report.

Transamerica Funds

Semi-Annual Report 2012

Transamerica International

(formerly, Transamerica Neuberger Berman International)

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2012

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

^	All or a portion of this security is on loan. The value of all securities on loan is $48,918.
‡	Non-income producing security.
◆	Amount is less than 1.
§	Illiquid. Total aggregate market value of illiquid securities is $14,786, or 3.53% of the fund’s net assets.
▲	Rate shown reflects the yield at 04/30/2012.
P	Aggregate cost for federal income tax purposes is $403,979. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $73,353 and $14,377, respectively. Net unrealized appreciation for tax purposes is $58,976.

DEFINITIONS:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
OAO	Otkrytoe Aktsionemoe Obshchestvo (Russian: Open Joint Stock Corporation)
REIT	Real Estate Investment Trust (includes domestic REITs and Foreign Real Estate Investment Companies)
STRIP VVPR	Is a coupon which, if presented along with the corresponding coupon of the share, allows to benefit from a reduced withholding tax of 15% (rather than 25%) on the dividends paid by the company.

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value at 04/30/2012
Common Stocks	$41,182	$357,669	$—	$398,851
Repurchase Agreement	—	12,670	—	12,670
Securities Lending Collateral	51,434	—	—	51,434

Total	$92,616	$370,339	$—	$462,955

'	See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica International Equity Opportunities

(formerly, Transamerica MFS International Equity)

SCHEDULE OF INVESTMENTS

At April 30, 2012

(unaudited)

	Shares	Value (000’s)
COMMON STOCKS—100.5%
Australia—3.0%
QBE Insurance Group, Ltd.	339,109	$4,890
Westpac Banking Corp.	209,880	4,971
Brazil—2.2%
BM&FBovespa SA	575,600	3,237
Tim Participacoes SA ADR ^	142,170	4,255
Canada—2.3%
Canadian National Railway Co.	92,543	7,892
Czech Republic—0.9%
Komercni Banka AS ^	16,668	3,065
France—11.9%
Air Liquide SA ^	50,072	6,440
Dassault Systemes SA	19,628	1,905
Groupe Danone SA	102,396	7,204
Legrand SA	101,700	3,433
LVMH Moet Hennessy Louis Vuitton SA ^	52,440	8,687
Pernod-Ricard SA	60,432	6,272
Schneider Electric SA ‡	109,941	6,754
Germany—12.1%
Bayer AG ^	99,855	7,033
Beiersdorf AG ^	120,577	8,459
Deutsche Boerse AG	43,123	2,707
Linde AG ^	76,793	13,144
Merck KGaA ^	34,471	3,787
SAP AG	94,316	6,254
Hong Kong—3.9%
AIA Group, Ltd.	872,800	3,110
China Unicom, Ltd. ^	1,664,000	2,964
CNOOC, Ltd.	877,000	1,870
Li & Fung, Ltd.	2,560,000	5,477
India—2.1%
ICICI Bank, Ltd. ADR	155,510	5,270
Infosys, Ltd. ADR ^	40,340	1,910
Japan—13.4%
Canon, Inc.	108,400	4,914
Denso Corp.	161,300	5,216
FANUC Corp.	27,800	4,688
Honda Motor Co., Ltd.	131,900	4,747
Hoya Corp.	169,600	3,890
INPEX Corp.	913	6,028
Lawson, Inc. ^	94,000	6,223
NTT DoCoMo, Inc.	1,271	2,170
Shin-Etsu Chemical Co., Ltd.	135,300	7,809
Korea, Republic of—1.9%
Samsung Electronics Co., Ltd.	5,351	6,582
Netherlands—8.0%
Akzo Nobel NV	95,713	5,129
Heineken NV	177,246	9,694
ING Groep NV ‡	840,301	5,926
Randstad Holding NV	153,752	5,324
Wolters Kluwer NV ^	66,198	1,143
Singapore—0.3%
Singapore Telecommunications, Ltd.	415,150	1,047
South Africa—0.6%
MTN Group, Ltd.	117,997	2,063
Spain—3.0%
Amadeus IT Holding SA—Class A	266,569	5,448
Banco Santander SA	558,431	3,489
Red Electrica Corp. SA	28,701	1,250
Sweden—0.7%
Hennes & Mauritz AB—Class B ‡	72,190	2,480
Switzerland—10.7%
Cie Financiere Richemont SA	37,181	2,298
Givaudan SA ‡	1,125	1,092
Julius Baer Group, Ltd. ‡	139,499	5,341
Nestle SA	179,034	10,967

	Shares	Value (000’s)
Switzerland—(continued)
Roche Holding AG	38,561	$7,044
Sonova Holding AG ‡	20,347	2,246
Swiss Re AG ‡	28,357	1,778
Synthes, Inc.—144A	10,415	1,796
UBS AG ‡	349,344	4,361
Taiwan—2.8%
Hon Hai Precision Industry Co., Ltd.	870,300	2,753
HTC Corp.	91,700	1,391
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	355,141	5,533
United Kingdom—20.3%
Barclays PLC	620,764	2,199
BG Group PLC	119,319	2,809
Burberry Group PLC	85,964	2,072
Compass Group PLC	761,930	7,963
Diageo PLC	320,449	8,066
Hays PLC	1,275,997	1,849
HSBC Holdings PLC	1,263,926	11,385
Reckitt Benckiser Group PLC	92,433	5,381
Rio Tinto PLC	92,070	5,129
Royal Dutch Shell PLC—Class A	164,945	5,870
Smiths Group PLC	184,206	3,199
Standard Chartered PLC	245,353	5,997
TESCO PLC	165,833	854
WPP PLC	504,481	6,824
United States—0.4%
Delphi Automotive PLC ‡	43,860	1,346

Total Common Stocks (cost $333,627)		343,793

SECURITIES LENDING COLLATERAL—9.8%
State Street Navigator Securities Lending Trust—Prime Portfolio, 0.29% ▲	33,669,953	33,670
Total Securities Lending Collateral (cost $33,670)

Total Investment Securities (cost $367,297) P		377,463
Other Assets and Liabilities—Net		(35,327)

Net Assets		$342,136

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica International Equity Opportunities

(formerly, Transamerica MFS International Equity)

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2012

(unaudited)

INVESTMENTS BY INDUSTRY:	Percentage of Total Investments	Value (000’s)
Commercial Banks	9.6%	$36,377
Chemicals	8.9	33,615
Beverages	6.4	24,032
Food Products	4.8	18,171
Pharmaceuticals	4.7	17,864
Oil, Gas & Consumable Fuels	4.4	16,577
Textiles, Apparel & Luxury Goods	3.5	13,057
Semiconductors & Semiconductor Equipment	3.2	12,115
Diversified Financial Services	3.1	11,870
Electrical Equipment	2.7	10,187
Insurance	2.6	9,778
Capital Markets	2.6	9,702
Wireless Telecommunication Services	2.2	8,488
Personal Products	2.2	8,459
Software	2.2	8,158
Media	2.1	7,967
Hotels, Restaurants & Leisure	2.1	7,963
Road & Rail	2.1	7,892
IT Services	1.9	7,358
Professional Services	1.9	7,173
Food & Staples Retailing	1.9	7,077
Electronic Equipment & Instruments	1.8	6,643
Auto Components	1.7	6,562
Distributors	1.5	5,477
Household Products	1.4	5,381
Metals & Mining	1.4	5,129
Office Electronics	1.3	4,913
Automobiles	1.3	4,747
Machinery	1.2	4,688
Health Care Equipment & Supplies	1.1	4,042
Diversified Telecommunication Services	1.1	4,011
Industrial Conglomerates	0.8	3,199
Specialty Retail	0.7	2,480
Communications Equipment	0.4	1,391
Electric Utilities	0.3	1,250

Investment Securities, at Value	91.1	343,793
Short-Term Investments	8.9	33,670

Total Investments	100.0%	$377,463

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

^	All or a portion of this security is on loan. The value of all securities on loan is $32,137.
‡	Non-income producing security.
▲	Rate shown reflects the yield at 04/30/2012.
P	Aggregate cost for federal income tax purposes is $367,297. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $36,695 and $26,529, respectively. Net unrealized appreciation for tax purposes is $10,166.

DEFINITIONS (all amounts in thousands):

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 04/30/2012, these securities aggregated $1,796, or 0.52% of the fund’s net assets.
ADR	American Depositary Receipt

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value at 04/30/2012
Common Stocks	$16,730	$327,063	$—	$343,793
Securities Lending Collateral	33,670	—	—	33,670

Total	$50,400	$327,063	$—	$377,463

'	See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica International Small Cap

(formerly, Transamerica Schroders International Small Cap)

SCHEDULE OF INVESTMENTS

At April 30, 2012

(unaudited)

	Shares	Value (000’s)
COMMON STOCKS—96.6%
Australia—8.7%
Amcor, Ltd.	308,224	$2,415
Ansell, Ltd. ^	164,557	2,545
Computershare, Ltd.	369,778	3,240
Dart Energy, Ltd. ‡	3,651,228	1,084
Fletcher Building, Ltd. ^	164,951	844
Iluka Resources, Ltd. ^	118,189	2,093
James Hardie Industries SE	87,388	682
Mesoblast, Ltd. ‡ ^	146,085	1,149
Mineral Deposits, Ltd. ‡	153,730	964
Mirvac Group REIT	1,347,359	1,818
Myer Holdings, Ltd. ^	776,157	1,900
Sims Metal Management, Ltd. ^	156,203	2,315
Starpharma Holdings, Ltd. ‡	995,372	1,924
Transfield Services, Ltd.	645,222	1,533
Whitehaven Coal, Ltd. ‡ ^	265,975	1,460
Austria—2.5%
Kapsch TrafficCom AG ^	38,000	3,395
Mayr Melnhof Karton AG ^	16,000	1,631
Rosenbauer International AG §	50,000	2,979
Belgium—0.6%
Tessenderlo Chemie NV	55,000	1,742
Brazil—0.6%
BR Properties SA ‡	86,558	1,074
Brazil Pharma SA ‡	180,000	1,039
Canada—0.3%
Niko Resources, Ltd. ^	20,030	844
China—0.2%
Concord Medical Services Holdings, Ltd. ADR ^	132,886	508
Denmark—1.2%
Jyske Bank A/S ‡	60,000	1,879
Sydbank A/S ‡	105,000	1,825
France—3.9%
Alten, Ltd.	20,000	581
Bourbon SA ^	75,000	2,194
Club Mediterranee ‡ ^	90,000	1,726
Groupe Eurotunnel SA	350,000	2,945
ID Logistics Group ‡	14,250	402
IPSOS	20,000	649
Lectra §	284,000	1,617
Medica SA	115,000	1,778
Pierre & Vacances SA	8,100	241
Germany—8.3%
CANCOM AG	34,985	617
Carl Zeiss Meditec AG	8,221	229
Cewe Color Holding AG	15,000	661
Freenet AG ^	250,000	4,345
MTU Aero Engines Holding AG	7,000	589
Prime Office REIT-AG ‡	90,000	486
PSI AG Gesellschaft Fuer Produkte und Systeme der Informationstechnologie	15,500	349
Rheinmetall AG	70,000	3,931
RIB Software AG ‡	180,000	1,266
SAF-Holland SA ‡	290,000	2,438
STRATEC Biomedical AG ‡	40,000	1,905
Takkt AG	80,000	1,175
Tipp24 SE ‡	30,000	1,704
Tom Tailor Holding AG ‡	160,000	2,975
Wirecard AG	92,000	1,705
XING AG ‡	8,500	633
Hong Kong—5.4%
Comba Telecom Systems Holdings, Ltd. ^	1,711,500	946
Convenience Retail Asia, Ltd.	1,192,000	639
Dah Sing Banking Group, Ltd.	1,749,640	1,815
EVA Precision Industrial Holdings, Ltd.	3,578,000	604
Evergreen International Holdings, Ltd.	4,115,000	1,162

	Shares	Value (000’s)
Hong Kong (continued)
Leoch International Technology, Ltd.	7,959,000	$1,990
Parkson Retail PLC	931,500	1,041
Ports Design, Ltd. ^ə	1,430,500	2,101
Techtronic Industries Co. ^	2,004,000	2,420
West China Cement, Ltd. ^	2,704,000	652
Yue Yuen Industrial Holdings	405,500	1,359
Yuexiu Transport Infrastructure, Ltd.	4,480,000	2,165
India—0.2%
Natuzzi SpA ADR ^‡ §	200,000	556
Indonesia—1.0%
Ciputra Property PT	36,066,000	3,100
Ireland—3.1%
DCC PLC	140,000	3,521
Grafton Group PLC	400,000	1,765
IFG Group PLC	740,000	1,480
Irish Continental Group PLC	85,000	1,772
Smurfit Kappa Group PLC	100,000	842
Italy—3.8%
Amplifon SpA	150,000	822
Azimut Holding SpA	350,000	3,438
Banca Popolare di Milano Scarl ^	1,000,000	491
Brunello Cucinelli SpA ‡	34,984	556
Cairo Communication SpA	330,000	1,389
Prysmian SpA	180,000	2,930
Safilo Group SpA ‡ ^	120,000	788
Sorin SpA ‡	300,000	563
Japan—17.1%
Accordia Golf Co., Ltd.	2,304	1,788
AICA Kogyo Co., Ltd. ^	29,300	429
Arcs Co., Ltd.	92,300	1,984
Asahi Diamond Industrial Co., Ltd.^	72,400	801
Capcom Co., Ltd.	67,700	1,546
Daido Steel Co., Ltd. ^	153,000	949
Exedy Corp. ^	30,700	863
Fujikura Kasei Co., Ltd.	71,600	417
Glory, Ltd.	79,700	1,714
Hitachi Transport System, Ltd. ^	59,900	1,096
Icom, Inc.	10,900	273
JSP Corp.	81,900	1,118
Koito Manufacturing Co., Ltd. ^	59,000	913
Kureha Corp. ^	385,000	1,838
Kuroda Electric Co., Ltd.	100,500	1,027
Lintec Corp.	56,400	1,090
Mitsui Sugar Co., Ltd.	199,000	650
Miura Co., Ltd.	14,300	370
Modec, Inc. ^	121,300	2,538
Musashi Seimitsu Industry Co., Ltd.	112,700	2,638
Nabtesco Corp. ^	27,600	589
NEC Networks & System Integration Corp. ^	130,900	1,948
Nichi-iko Pharmaceutical Co., Ltd. ^	78,300	1,625
Nidec Copal Corp. ^	52,600	639
Nifco, Inc. ^	19,600	527
Nihon Parkerizing Co., Ltd.	160,000	2,390
Nippon Soda Co., Ltd.	457,000	1,973
Nippon Thompson Co., Ltd. ^	204,000	1,128
Nitta Corp. ^	110,200	2,092
Shinko Plantech Co., Ltd. ^	62,100	524
Takasago International Corp.	265,000	1,331
Tokai Tokyo Financial Holdings, Inc. ^	593,000	2,112
Toyo Tanso Co., Ltd. ^	35,800	1,307
Trusco Nakayama Corp.	114,900	2,438
Tsumura & Co.	51,000	1,363
Tsuruha Holdings, Inc. ^	17,300	1,036
Tsutsumi Jewelry Co., Ltd.	52,300	1,530
Unipres Corp.	64,800	2,036
Yushin Precision Equipment Co., Ltd.	75,500	1,714

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica International Small Cap

(formerly, Transamerica Schroders International Small Cap)

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2012

(unaudited)

	Shares	Value (000’s)
Korea, Republic of—2.5%
BS Financial Group, Inc.	281,410	$2,902
Hankook Tire Co., Ltd.	52,170	2,211
Mando Corp.	18,474	2,960
Malaysia—0.2%
Media Prima Bhd	855,900	721
Netherlands—4.2%
Delta Lloyd NV	240,000	4,045
Imtech NV ^	140,000	3,958
Koninklijke Ten Cate NV ^	65,000	1,981
LBi International NV ‡	600,000	2,121
Mediq NV	61,410	815
New Zealand—1.8%
Chorus, Ltd. ‡	733,407	2,057
Fletcher Building, Ltd.	673,748	3,449
Norway—1.4%
Dockwise, Ltd. ‡ ^	55,000	1,096
Morpol ASA ‡	400,000	666
Pronova BioPharma AS ‡	433,871	544
Storebrand ASA ‡	400,000	1,798
Singapore—2.4%
First Resources, Ltd. ^	677,000	1,028
Goodpack, Ltd.	126,000	164
Mapletree Industrial Trust REIT ^	2,089,800	1,907
STX OSV Holdings, Ltd. ^	1,691,000	2,186
UOL Group, Ltd.	317,000	1,158
Yanlord Land Group, Ltd. ^	1,174,000	1,100
Spain—0.5%
Codere SA ‡ ^	110,000	874
Pescanova SA	25,000	755
Sweden—1.3%
Byggmax Group AB	450,000	2,845
FinnvedenBulten AB	205,000	1,281
Switzerland—4.7%
Forbo Holding AG ‡	3,000	2,168
Gategroup Holding AG ‡	110,000	3,732
Helvetia Holding AG	10,500	3,760
Kuoni Reisen Holding AG ‡	7,700	2,777
Orior AG ‡ §	40,000	2,186
Taiwan—1.2%
CTCI Corp.	681,000	1,315
Lung Yen Life Service Corp.	292,000	886
Merida Industry Co., Ltd.	351,000	1,322
United Kingdom—19.5%
A.G.BARR PLC	60,000	1,132
Albemarle & Bond Holdings ^	250,000	1,294
AMEC PLC	55,000	1,013
Anglo Pacific Group PLC	350,000	1,818
Ashtead Group PLC	500,000	2,016
Berendsen PLC	150,000	1,254
Berkeley Group Holdings PLC ‡	67,000	1,393
Bovis Homes Group PLC	135,741	1,019
Consort Medical PLC	100,000	1,076
CSR PLC	250,000	936
Daily Mail & General Trust PLC	150,000	1,013
De La Rue PLC	50,000	792
Debenhams PLC	1,000,000	1,341
Dechra Pharmaceuticals PLC	200,000	1,498
Derwent London PLC REIT	50,285	1,422
Devro PLC	450,000	2,252
Dignity PLC	110,000	1,500
E2V Technologies PLC	750,000	1,777
Elementis PLC	550,000	1,857
Exillon Energy PLC ‡	325,000	732
Fidessa Group PLC	25,000	629
Future PLC	1,200,000	209
Grainger PLC	854,036	1,375
Halma PLC	150,000	986

	Shares	Value (000’s)
United Kingdom (continued)
IG Group Holdings PLC	100,000	$751
Inchcape PLC	200,000	1,188
John Wood Group PLC	155,555	1,972
Keller Group PLC	154,801	1,131
Kier Group PLC	50,000	946
Lamprell PLC	325,000	1,835
Millennium & Copthorne Hotels PLC	210,000	1,656
Morgan Crucible Co. PLC	270,000	1,424
Pennon Group PLC	140,000	1,672
Premier Oil PLC ‡	225,000	1,366
PZ Cussons PLC ^	175,000	944
Regus PLC	600,000	1,039
SDL PLC	140,000	1,617
Senior PLC	750,000	2,594
Shanks Group PLC	950,000	1,426
SIG PLC	800,000	1,367
Travis Perkins PLC ^	100,000	1,704
TT electronics PLC	221,688	684
Ultra Electronics Holdings PLC	40,000	1,094
Vitec Group PLC	117,844	1,274
William Hill PLC	325,000	1,484
Yule Catto & Co. PLC	250,000	945

Total Common Stocks (cost $269,160)		296,489

RIGHT—0.0% ¥
United Kingdom—0.0% ¥
Dechra Pharmaceuticals PLC ‡	60,000	153
Total Right (cost $◆)
SECURITIES LENDING COLLATERAL—13.5%
State Street Navigator Securities Lending Trust—Prime Portfolio, 0.29% ▲	41,386,848	41,387
Total Securities Lending Collateral (cost $41,387)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT—0.7%
State Street Bank & Trust Co. 0.03% ▲, dated 04/30/2012, to be repurchased at $2,280 on 05/01/2012. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 12/01/2026, and with a value of $2,327.	$2,280	2,280
Total Repurchase Agreement (cost $2,280)

Total Investment Securities (cost $312,827)P		340,309
Other Assets and Liabilities—Net		(33,148)

Net Assets		$307,161

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica International Small Cap

(formerly, Transamerica Schroders International Small Cap)

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2012

(unaudited)

INVESTMENTS BY INDUSTRY:	Percentage of Total Investments	Value (000’s)
Machinery	4.7%	$16,008
Auto Components	4.7	15,867
Chemicals	4.3	14,701
Hotels, Restaurants & Leisure	3.6	12,250
Energy Equipment & Services	3.3	11,172
Commercial Services & Supplies	3.1	10,437
Trading Companies & Distributors	3.0	10,317
Construction & Engineering	3.0	10,184
Insurance	2.8	9,603
Commercial Banks	2.6	8,912
Specialty Retail	2.5	8,513
Real Estate Management & Development	2.3	7,807
Household Durables	2.2	7,556
Industrial Conglomerates	2.2	7,452
Oil, Gas & Consumable Fuels	2.1	7,304
Pharmaceuticals	2.1	7,107
Software	2.1	7,024
Food & Staples Retailing	2.0	6,884
Electronic Equipment & Instruments	2.0	6,842
Textiles, Apparel & Luxury Goods	2.0	6,785
Metals & Mining	1.9	6,321
Health Care Equipment & Supplies	1.9	6,318
Electrical Equipment	1.8	6,227
IT Services	1.8	6,143
Real Estate Investment Trusts	1.7	5,633
Construction Materials	1.7	5,627
Capital Markets	1.6	5,550
Food Products	1.6	5,351
Containers & Packaging	1.4	4,888
Wireless Telecommunication Services	1.3	4,345
Multiline Retail	1.3	4,282
Road & Rail	1.2	4,041
Media	1.2	3,981
Marine	1.2	3,958
Health Care Providers & Services	1.1	3,923
Leisure Equipment & Products	0.9	3,235
Internet Software & Services	0.8	2,754
Diversified Financial Services	0.7	2,231
Transportation Infrastructure	0.6	2,165
Diversified Telecommunication Services	0.6	2,057
Aerospace & Defense	0.5	1,683
Water Utilities	0.5	1,672
Diversified Consumer Services	0.4	1,500
Consumer Finance	0.4	1,294
Communications Equipment	0.4	1,219
Distributors	0.3	1,188
Internet & Catalog Retail	0.3	1,175
Biotechnology	0.3	1,149
Beverages	0.3	1,132
Household Products	0.3	944
Semiconductors & Semiconductor Equipment	0.3	936
Air Freight & Logistics	0.2	566
Building Products	0.1	429

Investment Securities, at Value	87.2	296,642
Short-Term Investments	12.8	43,667

Total Investments	100.0%	$340,309

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

^	All or a portion of this security is on loan. The value of all securities on loan is $38,751.
‡	Non-income producing security.
§	Illiquid. Total aggregate market value of illiquid securities is $7,338, or 2.39% of the fund’s net assets.
ə	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is $2,101 or 0.68% of the fund’s net assets.
¥	Percentage rounds to less than 0.1%.
▲	Rate shown reflects the yield at 04/30/2012.
P	Aggregate cost for federal income tax purposes is $312,827. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $55,530 and $28,048, respectively. Net unrealized appreciation for tax purposes is $27,482.
◆	Amount is less than 1.

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica International Small Cap

(formerly, Transamerica Schroders International Small Cap)

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2012

(unaudited)

DEFINITIONS:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust (includes domestic REITs and Foreign Real Estate Investment Companies)

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value at 04/30/2012
Common Stocks	$2,957	$293,532	$—	$296,489
Repurchase Agreement	—	2,280	—	2,280
Right	—	153	—	153
Securities Lending Collateral	41,387	—	—	41,387

Total	$44,344	$295,965	$—	$340,309

'	See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica International Value

(formerly, Transamerica Hansberger International Value)

SCHEDULE OF INVESTMENTS

At April 30, 2012

(unaudited)

	Shares	Value (000’s)
PREFERRED STOCKS—2.5%
Germany—2.5%
Henkel AG & Co., KGaA , 1.42% ▲	23,045	$1,714
Volkswagen AG , 3.74% ▲^	9,420	1,785

Total Preferred Stocks (cost $3,020)		3,499

COMMON STOCKS—95.7%
Australia—3.0%
Commonwealth Bank of Australia	35,508	1,923
Westpac Banking Corp. ^	94,981	2,249
Brazil—4.8%
Banco Bradesco SA ADR ^	103,382	1,657
Cia Energetica de Minas Gerais ADR ^	76,960	1,899
Gafisa SA ADR ^	167,975	618
Petroleo Brasileiro SA ADR	54,334	1,279
Vale SA—Class B ADR ^	65,339	1,413
Canada—5.4%
Bank of Nova Scotia ^	46,875	2,599
Canadian National Railway Co.	22,821	1,946
Potash Corp. of Saskatchewan, Inc.	30,926	1,314
Teck Resources, Ltd.—Class B	46,269	1,727
France—5.3%
BNP Paribas SA	41,539	1,669
Faurecia ^	65,071	1,399
GDF Suez ^	40,945	943
Sanofi	24,805	1,893
Total SA	33,422	1,596
Germany—5.1%
Adidas AG	18,933	1,579
Bayer AG ^	24,858	1,751
SAP AG	34,629	2,296
Siemens AG	19,021	1,762
Hong Kong—13.1%
China Construction Bank Corp.—Class H	2,570,000	2,004
China Overseas Land & Investment, Ltd. ^	860,000	1,867
China Shenhua Energy Co., Ltd.—Class H ‡	441,500	1,960
China State Construction International Holdings, Ltd. ^	3,514,800	3,248
China ZhengTong Auto Services Holdings, Ltd. ‡ ^	1,325,000	1,308
Chow Tai Fook Jewellery Group, Ltd. ‡ ^	879,400	1,324
HSBC Holdings PLC	150,800	1,374
Ping An Insurance Group Co.—Class H ^	211,500	1,770
Weichai Power Co., Ltd. ‡ ^	407,000	1,912
Wing Hang Bank, Ltd.	161,500	1,718
India—2.1%
ICICI Bank, Ltd. ADR	50,773	1,721
Infosys, Ltd. ADR ^	27,447	1,300
Italy—1.3%
ENI SpA	80,319	1,783
Japan—15.2%
Asahi Glass Co., Ltd.	168,000	1,321
Astellas Pharma, Inc.	51,900	2,104
Bank of Yokohama, Ltd. ^	286,000	1,385
Canon, Inc.	51,400	2,330
FANUC Corp.	16,000	2,698
Mitsui & Co., Ltd. ^	85,600	1,337
Nintendo Co., Ltd.	10,000	1,350
Shin-Etsu Chemical Co., Ltd.	43,900	2,534
Sumitomo Corp.	109,800	1,560
Sumitomo Mitsui Trust Holdings, Inc. ^	502,999	1,474
THK Co., Ltd.	79,800	1,596
Toyota Motor Corp.	41,600	1,705
Korea, Republic of—3.0%
KB Financial Group, Inc.	41,684	1,420
Samsung Electronics Co., Ltd.	2,269	2,791

	Shares	Value (000’s)
Netherlands—0.8%
ArcelorMittal	68,618	$1,187
Norway—1.0%
Subsea 7 SA ‡	54,705	1,418
Russian Federation—3.5%
Gazprom OAO ADR	107,315	1,231
Lukoil OAO ADR	23,712	1,455
MMC Norilsk Nickel OJSC ADR	64,822	1,150
Sberbank of Russia	488,382	1,103
Singapore—1.4%
DBS Group Holdings, Ltd.	177,000	1,997
South Africa—1.6%
MTN Group, Ltd. ^	128,647	2,249
Sweden—1.2%
Sandvik AB	111,044	1,760
Switzerland—7.8%
ABB, Ltd. ‡	99,698	1,817
Cie Financiere Richemont SA	24,669	1,525
Credit Suisse Group AG ‡	45,390	1,086
Nestle SA	53,383	3,270
Novartis AG	26,038	1,436
Roche Holding AG	10,383	1,897
Taiwan—2.1%
HTC Corp.	69,000	1,047
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	131,672	2,051
United Kingdom—16.5%
Barclays PLC	607,288	2,151
BHP Billiton PLC	68,300	2,188
BP PLC	328,902	2,374
Eurasian Natural Resources Corp., PLC	186,755	1,696
Evraz PLC ‡	229,702	1,377
GlaxoSmithKline PLC	57,631	1,333
ICAP PLC	235,270	1,449
Prudential PLC	131,267	1,607
Standard Chartered PLC	60,425	1,477
TESCO PLC	346,486	1,784
Unilever PLC	113,287	3,867
Vodafone Group PLC	850,534	2,353
United States—1.5%
Suncor Energy, Inc. ^	63,785	2,107

Total Common Stocks (cost $149,536)		135,848

SECURITIES LENDING COLLATERAL—12.9%
State Street Navigator Securities Lending Trust—Prime Portfolio, 0.29% ▲	18,280,082	18,280
Total Securities Lending Collateral (cost $18,280)

Total Investment Securities (cost $170,836) P		157,627
Other Assets and Liabilities—Net		(15,699)

Net Assets		$141,928

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica International Value

(formerly, Transamerica Hansberger International Value)

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2012

(unaudited)

INVESTMENTS BY INDUSTRY:	Percentage of Total Investments	Value (000’s)
Commercial Banks	17.7%	$27,922
Oil, Gas & Consumable Fuels	8.8	13,786
Metals & Mining	6.8	10,739
Pharmaceuticals	6.6	10,414
Machinery	5.1	7,966
Food Products	4.5	7,137
Semiconductors & Semiconductor Equipment	3.1	4,842
Wireless Telecommunication Services	2.9	4,602
Chemicals	2.4	3,848
Software	2.3	3,646
Automobiles	2.2	3,489
Insurance	2.1	3,376
Construction & Engineering	2.1	3,248
Textiles, Apparel & Luxury Goods	2.0	3,104
Trading Companies & Distributors	1.8	2,897
Specialty Retail	1.7	2,632
Capital Markets	1.6	2,534
Office Electronics	1.5	2,330
Road & Rail	1.2	1,946
Electric Utilities	1.2	1,899
Real Estate Management & Development	1.2	1,867
Electrical Equipment	1.2	1,817
Food & Staples Retailing	1.1	1,784
Industrial Conglomerates	1.1	1,762
Household Products	1.1	1,714
Energy Equipment & Services	0.9	1,418
Auto Components	0.9	1,399
Building Products	0.8	1,321
IT Services	0.8	1,300
Communications Equipment	0.7	1,047
Multi-Utilities	0.6	943
Household Durables	0.4	618

Investment Securities, at Value	88.4	139,347
Short-Term Investments	11.6	18,280

Total Investments	100.0%	$157,627

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

▲	Rate shown reflects the yield at 04/30/2012.
^	All or a portion of this security is on loan. The value of all securities on loan is $17,460.
‡	Non-income producing security.
P	Aggregate cost for federal income tax purposes is $170,836. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $9,055 and $22,264, respectively. Net unrealized depreciation for tax purposes is $13,209.

DEFINITIONS:

ADR	American Depositary Receipt
OAO	Otkrytoe Aktsionernoe Obschesto (Russian: Open Joint Stock Corporation)
OJSC	Open Joint Stock Company

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value at 04/30/2012
Common Stocks	$16,559	$119,289	$—	$135,848
Preferred Stocks	—	3,499	—	3,499
Securities Lending Collateral	18,280	—	—	18,280

Total	$34,839	$122,788	$—	$157,627

'	See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica International Value Opportunities

(formerly, Transamerica Thornburg International Value)

SCHEDULE OF INVESTMENTS

At April 30, 2012

(unaudited)

	Shares	Value (000’s)
PREFERRED STOCKS—1.8%
Germany—1.8%
Volkswagen AG , 3.74% ▲	42,941	$8,134
United Kingdom—0.0% ¥
Rolls-Royce Holdings PLC (C Entitlement Shares) ‡ ə §	34,070,520	55

Total Preferred Stocks (cost $4,314)		8,189

COMMON STOCKS—95.9%
Australia—1.3%
BHP Billiton, Ltd. ^	159,892	5,923
Brazil—4.0%
BM&FBovespa SA	687,600	3,867
Embraer SA ADR ‡	154,427	5,349
Itau Unibanco Holding SA ADR	224,600	3,524
Natura Cosmeticos SA	224,500	5,153
Canada—5.7%
Canadian National Railway Co.	97,689	8,336
Canadian Natural Resources, Ltd.	171,414	5,955
Cenovus Energy, Inc.	130,397	4,732
Potash Corp. of Saskatchewan, Inc.	155,545	6,608
China—0.5%
Baidu, Inc. ADR ‡	17,388	2,307
Denmark—3.0%
Novo Nordisk A/S—Class B	91,232	13,457
France—7.3%
Air Liquide SA	64,492	8,295
Cie Generale des Etablissements Michelin—Class B	62,633	4,678
LVMH Moet Hennessy Louis Vuitton SA	66,090	10,949
Publicis Groupe SA	132,647	6,841
Vallourec SA	46,200	2,778
Germany—9.7%
Adidas AG	136,526	11,385
Allianz SE	62,000	6,909
Fresenius Medical Care AG & Co., KGaA	115,235	8,181
SAP AG	153,227	10,160
Siemens AG	82,500	7,641
Hong Kong—10.6%
China Life Insurance Co., Ltd.—Class H ‡	1,367,688	3,702
China Merchants Bank Co., Ltd.—Class H ‡^	2,753,950	5,977
CNOOC, Ltd.	4,058,926	8,653
Hong Kong Exchanges & Clearing, Ltd. ^	419,100	6,698
HSBC Holdings PLC ^	935,342	8,523
Industrial & Commercial Bank of China—Class H ^	8,572,900	5,713
Sinopharm Group Co., Ltd.—Class H ‡	1,404,729	3,666
Tencent Holdings, Ltd. ^	160,171	5,038
India—0.9%
Coal India, Ltd.	630,337	4,219
Israel—2.1%
Teva Pharmaceutical Industries, Ltd. ADR	204,638	9,360
Japan—10.4%
Canon, Inc.	153,027	6,936
Dai-ichi Life Insurance Co., Ltd. ^	3,097	3,878
FANUC Corp.	33,457	5,643
KDDI Corp.	994	6,507
Komatsu, Ltd.	269,500	7,756
Mitsubishi UFJ Financial Group, Inc. ^	1,666,400	8,001
Toyota Motor Corp.	199,274	8,165
Korea, Republic of—1.7%
Hyundai Motor Co.	33,094	7,863
Mexico—1.3%
Wal-Mart de Mexico SAB de CV—Series V	2,018,080	5,771
Sweden—2.3%
Hennes & Mauritz AB—Class B ‡	221,830	7,621
Svenska Handelsbanken AB—Class A	81,200	2,631

	Shares	Value (000’s)
Switzerland—7.6%
Credit Suisse Group AG ‡	115,700	$2,767
Julius Baer Group, Ltd. ‡	119,855	4,589
Nestle SA	176,696	10,824
Novartis AG	147,241	8,119
Swatch Group AG—BR	7,470	3,445
Syngenta AG	12,780	4,487
Taiwan—0.3%
HTC Corp.	96,376	1,462
United Kingdom—20.3%
ARM Holdings PLC	482,222	4,101
BG Group PLC	392,166	9,232
British American Tobacco PLC	216,929	11,121
Carnival PLC	178,963	5,817
Kingfisher PLC	1,673,790	7,891
Pearson PLC	262,207	4,936
Reckitt Benckiser Group PLC	193,862	11,285
Rolls-Royce Holdings PLC ‡	321,420	4,296
SABMiller PLC	140,865	5,918
Standard Chartered PLC	446,575	10,915
TESCO PLC	1,611,123	8,298
Vodafone Group PLC	3,033,700	8,394
United States—6.9%
Check Point Software Technologies, Ltd. ‡ ^	108,587	6,312
Covidien PLC	119,422	6,596
Schlumberger, Ltd.	134,474	9,970
Yandex NV—Class A ‡ ^	127,500	3,024
Yum! Brands, Inc.	65,500	4,764

Total Common Stocks (cost $393,975)		433,912

SECURITIES LENDING COLLATERAL—7.5%
State Street Navigator Securities Lending
Trust—Prime Portfolio, 0.29% ▲	33,992,883	33,993
Total Securities Lending Collateral (cost $33,993)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT—1.8%
State Street Bank & Trust Co. 0.03% ▲, dated 04/30/2012, to be repurchased at $7,936 on 05/01/2012. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 12/01/2026, and with a value of $8,097.	$7,936	7,936
Total Repurchase Agreement (cost $7,936)

Total Investment Securities (cost $440,218) P		484,030
Other Assets and Liabilities—Net		(31,808)

Net Assets		$452,222

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica International Value Opportunities

(formerly, Transamerica Thornburg International Value)

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2012

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Counterparty	Contracts (Sold) (000’s)	Settlement Date	Amount in U.S. Dollars (Sold) (000’s)	Net Unrealized Appreciation (000’s)
Euro	SSB	(17,737)	05/09/2012	$(24,353)	$873

Collateral (Received) Pledged for OTC Financial Derivative Instruments:

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of 04/30/2012:

Counterparty	Total Market Value of OTC Derivatives (000’s)	Collateral (Received)/Pledged (000’s)	Net Exposures (1) (000’s)
SSB	$873	$—	$873

(1)	Net exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default.

INVESTMENTS BY INDUSTRY:	Percentage of Total Investments	Value (000’s)
Commercial Banks	9.4%	$45,284
Oil, Gas & Consumable Fuels	6.8	32,791
Pharmaceuticals	6.4	30,936
Textiles, Apparel & Luxury Goods	5.3	25,779
Automobiles	5.0	24,162
Chemicals	4.0	19,390
Software	3.4	16,472
Machinery	3.3	16,177
Specialty Retail	3.2	15,512
Wireless Telecommunication Services	3.1	14,901
Insurance	3.0	14,489
Food & Staples Retailing	2.9	14,069
Health Care Providers & Services	2.4	11,847
Media	2.4	11,777
Household Products	2.3	11,285
Tobacco	2.3	11,121
Food Products	2.2	10,824
Hotels, Restaurants & Leisure	2.2	10,581
Diversified Financial Services	2.2	10,565
Internet Software & Services	2.1	10,369
Energy Equipment & Services	2.1	9,970
Aerospace & Defense	2.0	9,700
Road & Rail	1.7	8,336
Industrial Conglomerates	1.6	7,641
Capital Markets	1.5	7,356
Office Electronics	1.4	6,936
Health Care Equipment & Supplies	1.4	6,596
Metals & Mining	1.2	5,923
Beverages	1.2	5,918
Personal Products	1.1	5,153
Auto Components	1.0	4,678
Semiconductors & Semiconductor Equipment	0.9	4,101
Communications Equipment	0.3	1,462

Investment Securities, at Value	91.3	442,101
Short-Term Investments	8.7	41,929

Total Investments	100.0%	$484,030

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica International Value Opportunities

(formerly, Transamerica Thornburg International Value)

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2012

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

▲	Rate shown reflects the yield at 04/30/2012.
¥	Percentage rounds to less than 0.1%.
ə	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is $55, or 0.01% of the fund’s net assets.
‡	Non-income producing security.
§	Illiquid. Total aggregate market value of illiquid securities is $55, or 0.01% of the fund’s net assets.
^	All or a portion of this security is on loan. The value of all securities on loan is $32,258.
P	Aggregate cost for federal income tax purposes is $440,218. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $67,191 and $23,379, respectively. Net unrealized appreciation for tax purposes is $43,812.

DEFINITIONS:

ADR	American Depositary Receipt
OTC	Over the Counter
SSB	State Street Bank & Trust Co.

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value at 04/30/2012
Common Stocks	$79,961	$353,951	$—	$433,912
Preferred Stocks	—	8,189	—	8,189
Repurchase Agreement	—	7,936	—	7,936
Securities Lending Collateral	33,993	—	—	33,993

Total	$113,954	$370,076	$—	$484,030

Other Financial Instruments ₣	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value at 04/30/2012
Forward Foreign Currency Contracts—Appreciation	$—	$873	$—	$873

'	See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
₣	Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica Large Cap Value

(formerly, Transamerica BlackRock Large Cap Value)

SCHEDULE OF INVESTMENTS

At April 30, 2012

(unaudited)

	Shares	Value (000’s)
COMMON STOCKS—99.9%
Aerospace & Defense—6.0%
General Dynamics Corp.	106,000	$7,155
L-3 Communications Holdings, Inc.	81,000	5,957
Lockheed Martin Corp.	65,000	5,885
Northrop Grumman Corp.	117,000	7,404
Raytheon Co.	139,000	7,525
Auto Components—0.6%
Autoliv, Inc. ^	54,000	3,388
Beverages—1.3%
Coca-Cola Enterprises, Inc.	62,000	1,867
Constellation Brands, Inc.—Class A ‡	260,000	5,616
Capital Markets—1.9%
Goldman Sachs Group, Inc.	92,000	10,594
Chemicals—1.2%
CF Industries Holdings, Inc.	30,000	5,792
Huntsman Corp.	87,000	1,232
Commercial Banks—0.2%
Wells Fargo & Co.	34,000	1,137
Commercial Services & Supplies—1.3%
Corrections Corp., of America ‡	184,000	5,316
Pitney Bowes, Inc. ^	110,000	1,884
Communications Equipment—2.7%
Cisco Systems, Inc.	747,000	15,052
Computers & Peripherals—5.9%
Dell, Inc. ‡	386,000	6,319
Hewlett-Packard Co.	385,000	9,532
Lexmark International, Inc.—Class A	161,000	4,846
Seagate Technology PLC	202,000	6,214
Western Digital Corp. ‡	169,000	6,559
Consumer Finance—1.3%
Discover Financial Services	214,000	7,255
Diversified Consumer Services—0.3%
Service Corp., International	126,000	1,459
Diversified Financial Services—4.4%
JPMorgan Chase & Co.	454,000	19,513
Moody’s Corp.	133,000	5,446
Diversified Telecommunication Services—3.0%
AT&T, Inc.	130,000	4,278
Verizon Communications, Inc.	318,000	12,841
Electronic Equipment & Instruments—1.2%
Ingram Micro, Inc.—Class A ‡	231,000	4,495
Tech Data Corp. ‡	42,000	2,259
Energy Equipment & Services—1.2%
Nabors Industries, Ltd. ‡	301,000	5,012
Unit Corp. ‡	36,000	1,521
Food & Staples Retailing—2.0%
Kroger Co.	240,000	5,585
Safeway, Inc. ^	296,000	6,017
Health Care Providers & Services—8.3%
Aetna, Inc.	159,000	7,002
AmerisourceBergen Corp.—Class A	135,000	5,023
Cardinal Health, Inc.	141,000	5,960
Coventry Health Care, Inc.	175,000	5,248
Humana, Inc.	75,000	6,051
UnitedHealth Group, Inc.	187,000	10,501
WellPoint, Inc.	105,000	7,121
Household Products—0.4%
Procter & Gamble Co.	34,000	2,164
Independent Power Producers & Energy Traders—1.8%
AES Corp. ‡	473,000	5,922
NRG Energy, Inc. ‡	247,800	4,213
Industrial Conglomerates—2.4%
General Electric Co.	293,000	5,737
Tyco International, Ltd.	137,000	7,690
Insurance—10.2%
American Financial Group, Inc.	133,800	5,207
Arch Capital Group, Ltd. ‡	64,000	2,514
Assurant, Inc.	46,000	1,856

	Shares	Value (000’s)
Insurance (continued)
Chubb Corp.	100,000	$7,307
CNA Financial Corp.	25,000	766
Fidelity National Financial, Inc.—Class A	126,000	2,428
HCC Insurance Holdings, Inc.	134,000	4,283
MetLife, Inc.	83,000	2,990
Principal Financial Group, Inc.	169,000	4,676
Protective Life Corp.	92,000	2,692
Prudential Financial, Inc.	136,000	8,233
RenaissanceRe Holdings, Ltd.	40,000	3,122
Torchmark Corp.	72,000	3,507
Travelers Cos., Inc.	30,000	1,930
Unum Group	258,000	6,125
Internet & Catalog Retail—0.8%
Expedia, Inc. ^	112,000	4,775
Internet Software & Services—0.8%
IAC/InterActiveCorp	96,000	4,622
IT Services—1.1%
Amdocs, Ltd. ‡	128,000	4,096
DST Systems, Inc.	34,000	1,903
Machinery—0.9%
AGCO Corp. ‡	113,000	5,262
Media—2.3%
CBS Corp.—Class B	211,000	7,037
Time Warner Cable, Inc.	73,000	5,873
Metals & Mining—0.2%
Alcoa, Inc.	110,000	1,070
Multiline Retail—2.1%
Dillard’s, Inc.—Class A	82,000	5,294
Macy’s, Inc.	168,000	6,891
Multi-Utilities—0.4%
Ameren Corp.	71,000	2,328
Oil, Gas & Consumable Fuels—16.2%
Apache Corp.	84,000	8,059
Chevron Corp.	209,000	22,272
ConocoPhillips	186,000	13,323
Denbury Resources, Inc. ‡	112,000	2,132
Devon Energy Corp.	116,000	8,103
Exxon Mobil Corp.	171,000	14,765
Marathon Oil Corp.	229,000	6,719
Murphy Oil Corp.	99,000	5,442
Tesoro Corp. ‡	201,000	4,673
Valero Energy Corp.	283,000	6,990
Paper & Forest Products—1.6%
Domtar Corp.	34,000	2,974
International Paper Co.	190,000	6,329
Pharmaceuticals—7.3%
Abbott Laboratories	100,000	6,206
Eli Lilly & Co.	205,000	8,485
Forest Laboratories, Inc. ‡	185,000	6,444
Pfizer, Inc.	890,000	20,407
Semiconductors & Semiconductor Equipment—1.8%
Intel Corp.	359,000	10,196
Software—2.3%
CA, Inc.	207,600	5,485
Microsoft Corp.	174,000	5,571
Symantec Corp. ‡	107,000	1,768
Specialty Retail—2.6%
Best Buy Co., Inc. ^	286,000	6,311
GameStop Corp.—Class A ^	217,000	4,939
Gap, Inc.	131,000	3,734
Thrifts & Mortgage Finance—0.2%
Washington Federal, Inc.	74,000	1,298
Tobacco—1.2%
Philip Morris International, Inc.	77,000	6,892
Wireless Telecommunication Services—0.5%
Telephone & Data Systems, Inc.	109,786	2,667

Total Common Stocks (cost $478,893)		566,558

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica Large Cap Value

(formerly, Transamerica BlackRock Large Cap Value)

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2012

(unaudited)

	Shares	Value (000’s)
SHORT-TERM INVESTMENT COMPANY — 0.1%
Capital Markets — 0.1%
BlackRock Provident TempFund 24 à	399	$399
Total Short-Term Investment Company (cost $399)

SECURITIES LENDING COLLATERAL—4.5%
State Street Navigator Securities Lending Trust—Prime Portfolio, 0.29% ▲	25,559,939	25,560
Total Securities Lending Collateral (cost $25,560)

Total Investment Securities (cost $504,852) P		592,517
Other Assets and Liabilities—Net		(25,648)

Net Assets		$566,869

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

^	All or a portion of this security is on loan. The value of all securities on loan is $24,967.
‡	Non-income producing security.
à	The investment issuer is affiliated with the sub-adviser of the fund.
▲	Rate shown reflects the yield at 04/30/2012.
P	Aggregate cost for federal income tax purposes is $504,852. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $98,611 and $10,946, respectively. Net unrealized appreciation for tax purposes is $87,665.

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value at 04/30/2012
Common Stocks	$566,558	$—	$—	$566,558
Securities Lending Collateral	25,560	—	—	25,560
Short-Term Investment Company	399	—	—	399

Total	$592,517	$—	$—	$592,517

'	See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica Long/Short Strategy

(formerly, Transamerica JPMorgan Long/Short Strategy)

SCHEDULE OF INVESTMENTS

At April 30, 2012

(unaudited)

	Shares	Value (000’s)
COMMON STOCKS—103.9%
Aerospace & Defense—1.7%
United Technologies Corp. ⌂	15,360	$1,254
Auto Components—1.5%
Johnson Controls, Inc. ⌂	29,560	945
TRW Automotive Holdings Corp. ‡	3,400	155
Automobiles—1.1%
General Motors Co. ⌂ ‡	35,790	823
Beverages—3.8%
Coca-Cola Co. ⌂	8,530	651
Coca-Cola Enterprises, Inc. ⌂	34,230	1,031
Dr. Pepper Snapple Group, Inc. ⌂	19,940	809
PepsiCo, Inc. ⌂	6,210	410
Biotechnology—3.0%
Alexion Pharmaceuticals, Inc. ‡	950	86
Biogen Idec, Inc. ⌂ ‡	6,770	907
Celgene Corp. ⌂ ‡	12,330	899
Dendreon Corp. ⌂ ‡	5,950	69
Vertex Pharmaceuticals, Inc. ‡	7,580	292
Building Products—0.5%
Masco Corp.	25,910	341
Capital Markets—2.1%
Ameriprise Financial, Inc.	3,560	193
Goldman Sachs Group, Inc. ⌂	3,270	377
Invesco, Ltd.	10,710	266
Morgan Stanley ⌂	11,060	191
State Street Corp. ⌂	7,600	351
TD Ameritrade Holding Corp. ⌂	11,460	215
Chemicals—4.3%
Air Products & Chemicals, Inc. ⌂	11,900	1,017
E.I. du Pont de Nemours & Co. ⌂	32,870	1,757
Georgia Gulf Corp. ⌂ ‡	13,280	471
Commercial Banks—1.4%
Huntington Bancshares, Inc.	19,480	130
SunTrust Banks, Inc.	10,610	258
Wells Fargo & Co. ⌂	17,530	586
Zions Bancorporation ⌂	4,640	95
Communications Equipment—1.7%
Cisco Systems, Inc. ⌂	29,930	603
Juniper Networks, Inc. ⌂ ‡	10,130	217
QUALCOMM, Inc. ⌂	7,030	449
Computers & Peripherals—1.2%
Apple, Inc. ⌂ ‡	830	485
NetApp, Inc. ‡	5,340	207
SanDisk Corp. ‡	6,610	245
Construction & Engineering—1.2%
Fluor Corp. ⌂	16,220	937
Consumer Finance—0.4%
Capital One Financial Corp.	5,950	330
Containers & Packaging—0.1%
Sealed Air Corp.	5,510	106
Diversified Financial Services—1.5%
Bank of America Corp. ⌂	28,670	233
Citigroup, Inc.	11,619	384
CME Group, Inc.—Class A	520	138
IntercontinentalExchange, Inc. ‡	2,730	363
Electric Utilities—2.7%
FirstEnergy Corp.	6,210	291
NextEra Energy, Inc. ⌂	8,600	553
NV Energy, Inc. ⌂	51,950	866
PPL Corp. ⌂	10,950	299
Electrical Equipment—1.5%
Emerson Electric Co.	21,540	1,132
Electronic Equipment & Instruments—0.7%
Corning, Inc. ⌂	12,420	178
TE Connectivity, Ltd. ⌂	9,540	348
Energy Equipment & Services—1.1%
Baker Hughes, Inc.	7,570	334

	Shares	Value (000’s)
Energy Equipment & Services (continued)
Ensco PLC ADR	2,810	$154
Halliburton Co.	3,350	115
Schlumberger, Ltd. ⌂	3,310	245
Food Products—5.2%
Archer-Daniels-Midland Co. ⌂	17,640	544
Campbell Soup Co. ⌂	20,270	686
General Mills, Inc. ⌂	27,010	1,050
Kraft Foods, Inc.—Class A ⌂	41,990	1,674
Gas Utilities—0.7%
AGL Resources, Inc.	5,380	212
EQT Corp.	6,930	345
Health Care Equipment & Supplies—1.7%
CareFusion Corp. ‡	13,267	344
Covidien PLC ⌂	17,700	977
Health Care Providers & Services—1.6%
AMERIGROUP Corp. ‡	3,050	188
Humana, Inc.	4,760	384
UnitedHealth Group, Inc.	11,060	621
Hotels, Restaurants & Leisure—0.3%
Carnival Corp. ⌂	7,070	230
Household Durables—1.2%
D.R. Horton, Inc.	10,780	176
Lennar Corp.—Class A	10,530	292
PulteGroup, Inc. ‡	21,510	212
Ryland Group, Inc.	10,940	246
Household Products—1.3%
Colgate-Palmolive Co. ⌂	590	58
Procter & Gamble Co. ⌂	14,210	905
Industrial Conglomerates—1.6%
Tyco International, Ltd. ⌂	22,150	1,243
Insurance—6.8%
ACE, Ltd. ⌂	21,120	1,605
Aflac, Inc. ⌂	2,140	96
Axis Capital Holdings, Ltd.	13,370	455
Everest RE Group, Ltd. ⌂	6,680	662
First American Financial Corp.	15,520	260
MetLife, Inc. ⌂	26,900	970
PartnerRe, Ltd. ⌂	1,840	128
Prudential Financial, Inc. ⌂	11,320	685
XL Group PLC—Class A	11,690	251
Internet & Catalog Retail—1.7%
Amazon.com, Inc. ⌂‡	4,480	1,039
Expedia, Inc.	5,660	241
Internet Software & Services—0.4%
eBay, Inc. ‡	8,000	328
IT Services—1.8%
Cognizant Technology Solutions Corp.—Class A ⌂‡	7,880	577
Fidelity National Information Services, Inc.	5,600	189
Genpact, Ltd. ⌂‡	17,190	287
Mastercard, Inc.—Class A	760	344
Machinery—2.2%
PACCAR, Inc. ⌂	29,020	1,247
SPX Corp.	5,290	406
Media—6.1%
CBS Corp.—Class B ⌂	50,970	1,700
DIRECTV—Class A ‡	4,510	222
Discovery Communications, Inc.—Series A ⌂ ‡	12,850	699
DISH Network Corp.—Class A	5,460	175
Time Warner, Inc. ⌂	49,480	1,853
Metals & Mining—2.4%
Alcoa, Inc. ⌂	61,970	604
Freeport-McMoRan Copper & Gold, Inc. ⌂	13,310	510
U.S. Steel Corp.	20,490	580
Walter Energy, Inc.	1,710	113
Multi-Utilities—2.5%
DTE Energy Co.	6,330	357

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica Long/Short Strategy

(formerly, Transamerica JPMorgan Long/Short Strategy)

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2012

(unaudited)

	Shares	Value (000’s)
Multi-Utilities (continued)
PG&E Corp.	17,790	$786
Sempra Energy	11,380	737
Oil, Gas & Consumable Fuels—3.2%
Anadarko Petroleum Corp.	2,840	208
Devon Energy Corp. ⌂	3,560	249
EOG Resources, Inc.	2,340	257
Occidental Petroleum Corp. ⌂	2,570	234
Peabody Energy Corp.	4,920	153
Pioneer Natural Resources Co.	3,200	370
Range Resources Corp.	5,430	362
Southwestern Energy Co. ⌂ ‡	8,410	266
Williams Cos., Inc.	9,550	325
Pharmaceuticals—3.6%
Abbott Laboratories ⌂	3,110	193
Allergan, Inc.	4,330	416
Merck & Co., Inc. ⌂	45,700	1,793
Mylan, Inc. ‡	16,290	354
Real Estate Investment Trusts—8.8%
BRE Properties, Inc.	3,640	191
CubeSmart ⌂	6,240	78
DDR Corp.	34,140	506
DuPont Fabros Technology, Inc. ⌂	9,210	250
Education Realty Trust, Inc. ⌂	42,780	483
Equity Lifestyle Properties, Inc.	5,620	393
Equity Residential	7,420	456
Glimcher Realty Trust	38,430	380
HCP, Inc.	4,670	194
Liberty Property Trust	9,360	341
Macerich Co.	9,780	603
Pebblebrook Hotel Trust	19,580	471
Post Properties, Inc.	8,790	428
ProLogis, Inc.	12,000	429
Senior Housing Properties Trust ⌂	16,210	358
Simon Property Group, Inc. ⌂	2,850	443
Tanger Factory Outlet Centers	8,530	267
Ventas, Inc.	5,430	319
Road & Rail—4.0%
CSX Corp. ⌂	54,680	1,220
Norfolk Southern Corp. ⌂	11,910	869
Union Pacific Corp. ⌂	8,620	969
Semiconductors & Semiconductor Equipment—7.7%
Altera Corp. ⌂	46,900	1,668
Analog Devices, Inc. ⌂	9,200	359
Applied Materials, Inc. ⌂	15,010	180
Avago Technologies, Ltd.	2,690	93
Broadcom Corp.—Class A ⌂ ‡	3,830	140
Freescale Semiconductor, Ltd. ⌂ ‡	15,100	187
LAM Research Corp. ⌂ ‡	24,960	1,040
LSI Corp. ‡	13,260	107
Marvell Technology Group, Ltd. ‡	14,690	220
Micron Technology, Inc. ‡	3,420	23
ON Semiconductor Corp. ‡	17,580	145
Texas Instruments, Inc.	25,310	808
Xilinx, Inc. ⌂	21,900	797
Software—2.2%
Adobe Systems, Inc. ⌂ ‡	9,080	305
Citrix Systems, Inc. ⌂ ‡	1,840	158
Microsoft Corp. ⌂	14,540	465
Oracle Corp.	19,050	559
VMware, Inc.—Class A ‡	1,430	160
Specialty Retail—1.7%
AutoZone, Inc. ⌂ ‡	1,540	610
Home Depot, Inc.	5,540	287
Lowe’s Cos., Inc.	12,440	391
Textiles, Apparel & Luxury Goods—1.5%
Coach, Inc. ⌂	3,380	247
Lululemon Athletica, Inc. ‡	2,190	162

	Shares	Value (000’s)
Textiles, Apparel & Luxury Goods (continued)
NIKE, Inc.—Class B	2,740	$307
V.F. Corp.	2,520	383
Tobacco—1.4%
Philip Morris International, Inc.	12,120	1,085
Wireless Telecommunication Services—0.8%
Sprint Nextel Corp. ⌂ ‡	245,810	610

Total Common Stocks (cost $73,487)		78,608

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT—0.1%
State Street Bank & Trust Co. 0.03% ▲, dated 04/30/2012, to be repurchased at $47 on 05/01/2012. Collateralized by a U.S. Government Agency Obligation, 2.55%, due 07/01/2034, and with a value of $48.	$47	47
Total Repurchase Agreement (cost $47)

Total Investment Securities (cost $73,534) P		78,655
Other Assets and Liabilities—Net		(3,002)

Net Assets		$75,653

	Shares	Value (000’s)
SECURITIES SOLD SHORT—(74.3%)
COMMON STOCKS—(74.3%)
Aerospace & Defense—(4.1%)
Boeing Co.	(10,190)	(783)
Lockheed Martin Corp.	(18,700)	(1,693)
Northrop Grumman Corp.	(3,490)	(221)
Raytheon Co.	(7,100)	(384)
Air Freight & Logistics—(1.7%)
FedEx Corp.	(8,860)	(782)
United Parcel Service, Inc.—Class B	(6,080)	(475)
Auto Components—(0.2%)
Autoliv, Inc.	(2,310)	(145)
Automobiles—(0.8%)
Ford Motor Co.	(53,750)	(606)
Biotechnology—(0.7%)
Amgen, Inc.	(4,490)	(319)
Isis Pharmaceuticals, Inc. ‡	(15,020)	(120)
Regeneron Pharmaceuticals, Inc. ‡	(480)	(65)
Capital Markets—(0.8%)
Federated Investors, Inc.—Class B	(6,180)	(136)
Franklin Resources, Inc.	(3,670)	(461)
Chemicals—(3.5%)
Dow Chemical Co.	(17,140)	(581)
OM Group, Inc. ‡	(12,600)	(304)
Praxair, Inc.	(12,520)	(1,449)
Valspar Corp.	(5,520)	(282)
Commercial Banks—(2.1%)
Bank of Hawaii Corp.	(7,090)	(347)
BB&T Corp.	(5,090)	(163)
Commerce Bancshares, Inc.	(4,122)	(165)
UMB Financial Corp.	(11,020)	(530)
Valley National Bancorp	(31,379)	(395)
Communications Equipment—(0.5%)
JDS Uniphase Corp. ‡	(9,310)	(113)
Motorola Solutions, Inc.	(5,460)	(279)

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica Long/Short Strategy

(formerly, Transamerica JPMorgan Long/Short Strategy)

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2012

(unaudited)

	Shares	Value (000’s)
Computers & Peripherals—(0.1%)
Hewlett-Packard Co.	(4,480)	$(111)
Electric Utilities—(2.2%)
Consolidated Edison, Inc.	(15,340)	(912)
Edison International	(11,610)	(511)
Entergy Corp.	(2,710)	(178)
Exelon Corp.	(1,000)	(39)
Electrical Equipment—(0.9%)
Rockwell Automation, Inc.	(8,340)	(645)
Energy Equipment & Services—(0.9%)
Diamond Offshore Drilling, Inc.	(2,860)	(196)
Tenaris SA ADR	(11,420)	(448)
Food & Staples Retailing—(0.0%) ¥
Safeway, Inc.	(1,740)	(35)
Food Products—(3.2%)
Hershey Co.	(26,890)	(1,802)
Mead Johnson Nutrition Co.—Class A	(5,180)	(443)
Sara Lee Corp.	(9,070)	(200)
Gas Utilities—(0.2%)
National Fuel Gas Co.	(3,020)	(143)
Health Care Equipment & Supplies—(2.3%)
Edwards Life sciences Corp. ‡	(1,470)	(122)
Medtronic, Inc.	(11,180)	(427)
Stryker Corp.	(4,290)	(234)
Varian Medical Systems, Inc. ‡	(6,840)	(434)
Zimmer Holdings, Inc.	(8,030)	(505)
Health Care Providers & Services—(0.3%)
Coventry Health Care, Inc.	(7,510)	(225)
Hotels, Restaurants & Leisure—(0.6%)
Choice Hotels International, Inc.	(2,330)	(88)
Hyatt Hotels Corp.—Class A ‡	(7,720)	(332)
Household Products—(1.6%)
Church & Dwight Co., Inc.	(20,530)	(1,043)
Kimberly-Clark Corp.	(2,410)	(189)
Industrial Conglomerates—(0.4%)
Danaher Corp.	(5,770)	(313)
Insurance—(7.5%)
American International Group, Inc. ‡	(10,000)	(340)
Aon PLC	(17,150)	(888)
Arch Capital Group, Ltd. ‡	(7,710)	(303)
Assurant, Inc.	(4,640)	(187)
Chubb Corp.	(9,420)	(688)
Fidelity National Financial, Inc.—Class A	(11,490)	(221)
Lincoln National Corp.	(7,260)	(180)
Principal Financial Group, Inc.	(7,590)	(210)
Progressive Corp.	(18,530)	(395)
RenaissanceRe Holdings, Ltd.	(5,050)	(394)
Torchmark Corp.	(8,540)	(416)
Travelers Cos., Inc.	(7,420)	(477)
WR Berkley Corp.	(27,530)	(1,038)
Internet Software & Services—(0.5%)
AOL, Inc. ‡	(7,340)	(184)
Google, Inc.—Class A ‡	(320)	(193)
IT Services—(1.1%)
Automatic Data Processing, Inc.	(4,210)	(234)
Paychex, Inc.	(8,000)	(248)
SAIC, Inc.	(11,540)	(140)
Total System Services, Inc.	(7,950)	(187)
Life Sciences Tools & Services—(0.2%)
Agilent Technologies, Inc.	(4,360)	(184)

	Shares	Value (000’s)
Machinery—(4.4%)
Caterpillar, Inc.	(5,710)	$(587)
Deere & Co.	(4,780)	(394)
Dover Corp.	(19,460)	(1,219)
Eaton Corp.	(11,930)	(575)
Parker Hannifin Corp.	(6,480)	(568)
Media—(4.3%)
Gannett Co., Inc.	(18,100)	(250)
New York Times Co.—Class A ‡	(10,480)	(66)
News Corp.—Class B	(28,730)	(570)
Omnicom Group, Inc.	(18,870)	(969)
Scripps Networks Interactive, Inc.—Class A	(15,790)	(793)
Washington Post Co.—Class B	(1,540)	(582)
Metals & Mining—(2.6%)
AK Steel Holding Corp.	(6,390)	(47)
Cliffs Natural Resources, Inc.	(12,870)	(802)
Nucor Corp.	(19,720)	(773)
Vale SA—Class B ADR	(17,120)	(380)
Multiline Retail—(0.4%)
JC Penney Co., Inc.	(7,390)	(266)
Multi-Utilities—(1.1%)
Wisconsin Energy Corp.	(23,580)	(869)
Oil, Gas & Consumable Fuels—(1.3%)
CONSOL Energy, Inc.	(4,350)	(145)
EnCana Corp.	(11,760)	(246)
Newfield Exploration Co. ‡	(3,860)	(139)
TransCanada Corp.	(10,640)	(467)
Personal Products—(0.6%)
Estee Lauder Cos., Inc.—Class A	(7,240)	(473)
Pharmaceuticals—(2.3%)
Eli Lilly & Co.	(23,010)	(952)
Forest Laboratories, Inc. ‡	(8,210)	(286)
Hospira, Inc. ‡	(9,340)	(328)
Warner Chilcott PLC—Class A ‡	(7,290)	(159)
Real Estate Investment Trusts—(9.1%)
BioMed Realty Trust, Inc.—Class A	(10,820)	(214)
Digital Realty Trust, Inc.	(5,080)	(381)
Duke Realty Corp.	(27,030)	(401)
EastGroup Properties, Inc.	(7,820)	(393)
Equity One, Inc.	(29,170)	(606)
Extra Space Storage, Inc.	(2,660)	(81)
Federal Realty Investment Trust	(7,580)	(764)
General Growth Properties, Inc.	(32,410)	(577)
Health Care REIT, Inc.	(5,670)	(321)
National Retail Properties, Inc.	(12,130)	(332)
Realty Income Corp.	(12,940)	(509)
Strategic Hotels & Resorts, Inc. ‡	(41,070)	(280)
Taubman Centers, Inc.	(9,810)	(758)
Washington Real Estate Investment Trust	(24,170)	(715)
Weingarten Realty Investors	(23,170)	(615)
Road & Rail—(1.5%)
Heartland Express, Inc.	(28,840)	(399)
Knight Transportation, Inc.	(21,540)	(354)
Werner Enterprises, Inc.	(17,080)	(403)
Semiconductors & Semiconductor Equipment—(7.4%)
Advanced Micro Devices, Inc. ‡	(22,000)	(162)
Cypress Semiconductor Corp. ‡	(25,520)	(396)
Intel Corp.	(56,620)	(1,607)
KLA-Tencor Corp.	(13,740)	(717)

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica Long/Short Strategy

(formerly, Transamerica JPMorgan Long/Short Strategy)

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2012

(unaudited)

	Shares	Value (000’s)
Semiconductors & Semiconductor Equipment (continued)
Linear Technology Corp.	(5,230)	$(171)
Microchip Technology, Inc.	(39,490)	(1,396)
NVIDIA Corp. ‡	(13,020)	(169)
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	(60,750)	(946)
Software—(0.5%)
Electronic Arts, Inc. ‡	(25,620)	(394)
Specialty Retail—(0.1%)
O’Reilly Automotive, Inc. ‡	(390)	(41)
Tobacco—(2.3%)
Altria Group, Inc.	(54,610)	(1,759)

Total Common Stocks (proceeds $(51,579))		(56,246)

Total Securities Sold Short (proceeds $(51,579))		$(56,246)

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

⌂	Securities or a portion thereof with an aggregate market value of $49,890 have been pledged to the broker as collateral for open securities sold short transactions.
‡	Non-income producing security.
▲	Rate shown reflects the yield at 04/30/2012.
P	Aggregate cost for federal income tax purposes is $73,534. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $8,042 and $2,921, respectively. Net unrealized appreciation for tax purposes is $5,121.
¥	Percentage rounds to less than 0.1%.

DEFINITION:

ADR	American Depositary Receipt

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value at 04/30/2012
Common Stocks	$78,454	$154	$—	$78,608
Repurchase Agreement	—	47	—	47

Total	$78,454	$201	$—	$78,655

Securities Sold Short	Level 1— Quoted Prices	Level 2— Other Significant Observable Unobservable Inputs	Level 3— Significant Inputs	Value at 04/30/2012
Common Stocks	$(54,852)	$(1,394)	$—	$(56,246)

'	See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica Mid Cap Value

(formely,Transamerica JPMorgan Mid Cap Value)

SCHEDULE OF INVESTMENTS

At April 30, 2012

(unaudited)

	Shares	Value (000’s)
COMMON STOCKS—98.1%
Aerospace & Defense—0.6%
Alliant Techsystems, Inc.	19,220	$1,024
Beverages—2.3%
Beam, Inc.	35,440	2,012
Brown-Forman Corp.—Class B	11,800	1,019
Dr. Pepper Snapple Group, Inc.	25,125	1,020
Building Products—0.7%
Fortune Brands Home & Security, Inc. ‡	51,800	1,178
Capital Markets—5.5%
Ameriprise Financial, Inc.	49,890	2,704
Charles Schwab Corp.	138,805	1,985
Invesco, Ltd.	75,670	1,880
Northern Trust Corp.	26,095	1,242
T. Rowe Price Group, Inc.	30,735	1,940
Chemicals—4.2%
Airgas, Inc.	15,020	1,376
Albemarle Corp.	30,705	2,005
Sherwin-Williams Co.	19,040	2,291
Sigma-Aldrich Corp. ^	25,690	1,821
Commercial Banks—5.5%
City National Corp. ^	29,070	1,548
Cullen/Frost Bankers, Inc. ^	19,130	1,128
Fifth Third Bancorp	127,630	1,816
Huntington Bancshares, Inc.	106,990	716
M&T Bank Corp.	24,275	2,094
SunTrust Banks, Inc.	81,430	1,977
Zions Bancorporation	27,060	552
Commercial Services & Supplies—1.7%
Republic Services, Inc.—Class A	112,640	3,083
Containers & Packaging—3.4%
Ball Corp.	67,680	2,826
Rock-Tenn Co.—Class A	22,930	1,429
Silgan Holdings, Inc.	41,640	1,827
Distributors—1.0%
Genuine Parts Co.	26,660	1,727
Electric Utilities—3.9%
Northeast Utilities	72,463	2,664
NV Energy, Inc.	127,345	2,120
Westar Energy, Inc.	77,020	2,210
Electrical Equipment—3.1%
AMETEK, Inc.	38,320	1,929
Cooper Industries PLC—Class A	30,290	1,895
Regal Beloit Corp.	25,630	1,734
Electronic Equipment & Instruments—2.4%
Amphenol Corp.—Class A	41,000	2,384
Arrow Electronics, Inc. ‡	44,875	1,887
Food Products—2.7%
Hershey Co.	23,770	1,593
JM Smucker Co.	15,605	1,243
Ralcorp Holdings, Inc. ‡	26,215	1,908
Gas Utilities—1.9%
EQT Corp.	39,840	1,985
Oneok, Inc.	15,540	1,335
Health Care Equipment & Supplies—0.7%
Becton Dickinson and Co.	16,810	1,319
Health Care Providers & Services—4.3%
AmerisourceBergen Corp.—Class A	45,075	1,677
CIGNA Corp.	43,425	2,008
HCA Holdings, Inc.	17,750	478
Humana, Inc.	17,230	1,390
Lincare Holdings, Inc.	82,474	2,012
Hotels, Restaurants & Leisure—3.1%
Darden Restaurants, Inc. ^	31,025	1,554
Marriott International, Inc.—Class A ^	63,665	2,488
Yum! Brands, Inc.	19,300	1,404

	Shares	Value (000’s)
Household Durables—1.5%
Jarden Corp.	26,310	$1,103
Mohawk Industries, Inc. ‡	23,340	1,564
Household Products—0.6%
Energizer Holdings, Inc. ‡	15,620	1,114
Industrial Conglomerates—1.1%
Carlisle Cos., Inc.	36,640	2,017
Insurance—10.3%
Alleghany Corp. ‡	6,736	2,310
Arch Capital Group, Ltd. ‡	16,024	629
Axis Capital Holdings, Ltd.	18,010	613
Chubb Corp.	23,070	1,686
Loews Corp.	80,245	3,299
Marsh & McLennan Cos., Inc.	81,005	2,710
Old Republic International Corp. ^	116,170	1,156
OneBeacon Insurance Group, Ltd.—Class A ^	49,535	705
Unum Group	37,550	891
WR Berkley Corp. ^	60,110	2,264
XL Group PLC—Class A	86,100	1,852
Internet & Catalog Retail—1.2%
Expedia, Inc. ^	36,345	1,550
TripAdvisor, Inc. ‡ ^	14,540	545
IT Services—1.2%
Jack Henry & Associates, Inc. ^	62,980	2,139
Machinery—1.4%
Rexnord Corp. ‡	29,540	652
Snap-on, Inc.	30,720	1,921
Media—3.5%
AMC Networks, Inc. ‡	7,905	336
Cablevision Systems Corp.—Class A	30,460	451
CBS Corp.—Class B	59,470	1,984
Clear Channel Outdoor Holdings, Inc.—Class A ‡	55,213	418
DISH Network Corp.—Class A	55,670	1,780
Gannett Co., Inc. ^	61,075	844
Washington Post Co.—Class B ^	1,005	380
Multiline Retail—2.5%
Family Dollar Stores, Inc.	30,000	2,027
Kohl’s Corp.	47,265	2,369
Multi-Utilities—6.6%
CenterPoint Energy, Inc.	47,040	951
CMS Energy Corp.	98,140	2,256
PG&E Corp.	40,300	1,780
Sempra Energy	34,930	2,261
Wisconsin Energy Corp.	58,020	2,137
Xcel Energy, Inc.	88,700	2,401
Oil, Gas & Consumable Fuels—4.8%
Devon Energy Corp.	31,570	2,205
Energen Corp.	57,202	2,996
QEP Resources, Inc.	23,200	715
Williams Cos., Inc.	76,360	2,599
Professional Services—0.6%
Equifax, Inc.	21,680	993
Real Estate Investment Trusts—2.6%
HCP, Inc.	32,825	1,361
Regency Centers Corp.	36,415	1,637
Vornado Realty Trust	18,986	1,630
Real Estate Management & Development—0.8%
Brookfield Office Properties, Inc. ^	82,245	1,494
Semiconductors & Semiconductor Equipment—1.9%
Analog Devices, Inc.	55,980	2,182
Xilinx, Inc.	33,105	1,204
Software—1.0%
Synopsys, Inc. ‡	60,010	1,801

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica Mid Cap Value

(formely,Transamerica JPMorgan Mid Cap Value)

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2012

(unaudited)

	Shares	Value (000’s)
Specialty Retail—7.0%
AutoZone, Inc. ‡	5,426	$2,150
Bed Bath & Beyond, Inc. ‡	22,010	1,549
Gap, Inc.	62,715	1,787
PetSmart, Inc.	19,470	1,134
Tiffany & Co.	17,960	1,230
TJX Cos., Inc.	66,250	2,764
Williams-Sonoma, Inc. ^	44,670	1,728
Textiles, Apparel & Luxury Goods—1.0%
PVH Corp.	20,210	1,795
Thrifts & Mortgage Finance—1.0%
Capitol Federal Financial, Inc.	48,000	567
People’s United Financial, Inc. ^	103,870	1,282
Wireless Telecommunication Services—0.5%
Telephone & Data Systems, Inc.	39,610	962

Total Common Stocks (cost $128,689)		174,297

SECURITIES LENDING COLLATERAL—9.0%
State Street Navigator Securities Lending Trust—Prime Portfolio, 0.29% ▲	16,040,216	16,040
Total Securities Lending Collateral (cost $16,040)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT—1.6%
State Street Bank & Trust Co. 0.03% ▲, dated 04/30/2012, to be repurchased at $2,860 on 05/01/2012. Collateralized by U.S. Government Agency Obligations, 3.00%, due 12/01/2026, and with a total value of $2,918.	$2,860	2,860
Total Repurchase Agreement (cost $2,860)

Total Investment Securities (cost $147,589) P		193,197
Other Assets and Liabilities—Net		(15,446)

Net Assets		$177,751

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

‡	Non-income producing security.
^	All or a portion of this security is on loan. The value of all securities on loan is $15,647.
▲	Rate shown reflects the yield at 04/30/2012.
P	Aggregate cost for federal income tax purposes is $147,589. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $46,946 and $1,338, respectively. Net unrealized appreciation for tax purposes is $45,608.

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value at 04/30/2012
Common Stocks	$174,297	$—	$—	$174,297
Repurchase Agreement	—	2,860	—	2,860
Securities Lending Collateral	16,040	—	—	16,040

Total	$190,337	$2,860	$—	$193,197

'	See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica Real Return TIPS

(formerly, Transamerica PIMCO Real Return TIPS)

SCHEDULE OF INVESTMENTS

At April 30, 2012

(unaudited)

	Principal (000’s)		Value (000’s)
U.S. GOVERNMENT OBLIGATIONS—90.0%
U.S. Treasury Inflation Indexed Bond 1.75%, 01/15/2028 g		$42,508	$52,377
2.00%, 01/15/2026		38,879	49,042
2.13%, 02/15/2040		1,474	2,017
2.13%, 02/15/2041 ^		7,068	9,716
2.38%, 01/15/2025 - 01/15/2027		48,266	63,186
2.50%, 01/15/2029		19,656	26,790
3.38%, 04/15/2032		641	1,012
3.63%, 04/15/2028		42,950	65,264
3.88%, 04/15/2029		52,439	83,288
U.S. Treasury Inflation Indexed Note 0.13%, 04/15/2016 g b		18,305	19,403
0.13%, 04/15/2017		3,608	3,862
0.13%, 01/15/2022 ^		26,501	27,714
0.50%, 04/15/2015		11,134	11,788
0.63%, 04/15/2013		323	329
0.63%, 07/15/2021 g		46,761	51,627
1.13%, 01/15/2021		16,285	18,677
1.25%, 04/15/2014-07/15/2020		27,394	31,669
1.38%, 01/15/2020		9,053	10,567
1.63%, 01/15/2015-01/15/2018		49,938	56,093
1.88%, 07/15/2013 ^		41,271	43,154
1.88%, 07/15/2015-07/15/2019		36,479	41,978
2.00%, 01/15/2014-01/15/2016		63,833	69,686
2.13%, 01/15/2019		20,165	24,438
2.38%, 01/15/2017		22,462	26,460
2.63%, 07/15/2017		7,249	8,777
3.00%, 07/15/2012		24,308	24,684

Total U.S. Government Obligations (cost $770,151)			823,598

U.S. GOVERNMENT AGENCY OBLIGATIONS—0.4%
Fannie Mae 0.39%, 08/25/2034 *		109	106
0.92%, 02/25/2041 *		2,835	2,840
1.36%, 10/01/2044 *		38	39
Freddie Mac 0.47%, 02/15/2019 *		1,040	1,040

Total U.S. Government Agency Obligations (cost $4,037)			4,025

FOREIGN GOVERNMENT OBLIGATIONS— 3.4%
Australia Government Bond 2.50%, 09/20/2030	AUD	1,300	1,678
3.00%, 09/20/2025		6,600	9,034
4.00%, 08/20/2020		2,800	5,467
Canadian Government Bond 1.50%, 08/01/2015	CAD	1,600	1,620
2.00%, 12/01/2041		327	459
2.75%, 09/01/2016		2,600	2,759
3.00%, 12/01/2036		353	567
4.25%, 12/01/2021		292	416
New South Wales Treasury Corp. 2.75%, 11/20/2025	AUD	3,500	4,417
U.K. Gilt Inflation Linked 1.88%, 11/22/2022	GBP	2,332	4,800

Total Foreign Government Obligations (cost $26,203)			31,217

	Principal (000’s)	Value (000’s)
MORTGAGE-BACKED SECURITIES—3.7%
Arran Residential Mortgages Funding PLC Series 2010-1A, Class A1B 2.25%, 05/16/2047—144A *	$210	$278
Series 2011-1A, Class A1B 2.24%, 11/19/2047—144A *	2,761	3,659
Series 2011-1A, Class A2B 2.49%, 11/19/2047—144A *	7,900	10,484
Banc of America Merrill Lynch Commercial Mortgage, Inc. Series 2007-3, Class A2 5.84%, 06/10/2049 *	65	65
Series 2007-3, Class A2FL 0.41%, 06/10/2049—144A *	65	65
Series 2007-5, Class A4 5.49%, 02/10/2051	530	603
Banc of America Mortgage Securities, Inc. Series 2004-1, Class 5A1 6.50%, 09/25/2033	25	27
Bear Stearns Adjustable Rate Mortgage Trust Series 2005-2, Class A1 2.62%, 03/25/2035 *	584	566
Series 2005-2, Class A2 3.08%, 03/25/2035 *	174	170
Series 2005-5, Class A1 2.22%, 08/25/2035 *	186	179
Series 2005-5, Class A2 2.25%, 08/25/2035 *	326	300
Citigroup Mortgage Loan Trust, Inc. Series 2005-6, Class A1 2.23%, 09/25/2035 *	237	219
Series 2005-6, Class A2 2.45%, 09/25/2035 *	289	253
Series 2005-6, Class A3 2.10%, 09/25/2035 *	40	38
Series 2005-11, Class A1A 2.60%, 05/25/2035 *	32	30
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD5, Class A 4 5.89%, 11/15/2044 *	400	462
Countrywide Home Loan Mortgage Pass-Through Trust Series 2005-3, Class 1A2 0.53%, 04/25/2035 *	985	635
Series 2005-R2, Class 1AF1 0.58%, 06/25/2035—144A *	206	175
DBUBS Mortgage Trust Series 2011-LC2A, Class A2 3.39%, 07/10/2044—144A	6,700	7,088
Greenpoint Mortgage Funding Trust Series 2005-AR1, Class A2 0.46%, 06/25/2045 *	386	259
GSR Mortgage Loan Trust Series 2005-AR6, Class 2A1 2.65%, 09/25/2035 *	607	589
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2006-CB17, Class A4 5.43%, 12/12/2043	510	569
LB-UBS Commercial Mortgage Trust Series 2007-C7, Class A3 5.87%, 09/15/2045 * §	200	228

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica Real Return TIPS

(formerly, Transamerica PIMCO Real Return TIPS)

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
MORTGAGE-BACKED SECURITIES (continued)
MASTR Alternative Loans Trust Series 2006-2, Class 2A1 0.64%, 03/25/2036 *	$625	$125
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2007-9, Class A4 5.70%, 09/12/2049	300	329
Morgan Stanley Capital I Series 2007-IQ15, Class A4 6.08%, 06/11/2049 *	1,200	1,350
Permanent Master Issuer PLC Series 2011-1A, Class 1A3 2.06%, 07/15/2042—144A *	400	532
Residential Accredit Loans, Inc. Series 2006-QO6, Class A1 0.42%, 06/25/2046 *	1,008	379
Sequoia Mortgage Trust Series 5, Class A 0.59%, 10/19/2026 *	80	73
Structured Asset Mortgage Investments, Inc. Series 2006-AR5, Class 1A1 0.45%, 05/25/2046 *	917	447
Wachovia Bank Commercial Mortgage Trust Series 2006-C23, Class A 4 5.42%, 01/15/2045 *	720	799
Series 2006-C28, Class A4 5.57%, 10/15/2048	400	447
WaMu Mortgage Pass-Through Certificates Series 2003-AR9, Class 2A 2.55%, 09/25/2033 *	652	656
Wells Fargo Mortgage Backed Securities Trust Series 2006-AR8, Class 2A1 2.69%, 04/25/2036 *	1,795	1,453

Total Mortgage-Backed Securities (cost $34,285)		33,531

ASSET-BACKED SECURITIES—0.8%
ARES CLO, Ltd. Series 2006-6RA, Class A1B 0.70%, 03/12/2018—144A *	737	729
Countrywide Asset-Backed Certificates Series 2005-13, Class 3AV3 0.49%, 04/25/2036 *	222	199
CSAB Mortgage Backed Trust Series 2006-1, Class A6A 6.17%, 06/25/2036 *	1,152	730
Duane Street CLO Series 2005-1A, Class A2 0.77%, 11/08/2017—144A *	485	476
Equity One, Inc. Series 2004-1, Class AV2 0.54%, 04/25/2034 *	46	33
Harvest CLO SA Series I-X, Class A1 1.59%, 03/29/2017 * ə	147	189
Katonah, Ltd. Series 6A, Class A1A 0.79%, 09/20/2016—144A *	990	981
Magi Funding PLC Series I-A, Class A 1.31%, 04/11/2021—144A * ə	651	817

	Principal (000’s)		Value (000’s)
ASSET-BACKED SECURITIES (continued)
Magnolia Funding, Ltd. Series 2010-1A, Class A1 3.00%, 04/20/2017—144A ə		$226	$300
Morgan Stanley Mortgage Loan Trust Series 2006-12XS, Class A6A 5.73%, 10/25/2036 *		427	229
Saxon Asset Securities Trust Series 2003-1, Class AF7 4.03%, 06/25/2033 *		453	413
SLM Student Loan Trust Series 2003-6, Class A4 0.67%, 12/17/2018 *		498	497
Series 2010-B, Class A1 2.16%, 08/15/2016—144A *		422	424
Structured Asset Securities Corp. Series 2007-BC3, Class 2A2 0.38%, 05/25/2047 *		900	631
Wood Street CLO BV Series II-A, Class A1 1.35%, 03/29/2021—144A * ə		227	285

Total Asset-Backed Securities (cost $7,291)			6,933

MUNICIPAL GOVERNMENT OBLIGATIONS—0.1%
Tobacco Settlement Finance Authority—Series A 7.47%, 06/01/2047		665	493
Tobacco Settlement Financing Corp.—Series A 6.00%, 06/01/2023		315	316

Total Municipal Government Obligations (cost $920)			809

CORPORATE DEBT SECURITIES—10.8%
Capital Markets—1.2%
Morgan Stanley 1.32%, 03/01/2013 *	EUR	1,000	1,307
3.01%, 05/14/2013 *		$8,800	8,815
Morgan Stanley—Series F 0.92%, 10/18/2016 *		800	687
Commercial Banks—3.7%
Banco Bradesco SA 2.60%, 05/16/2014—144A * ^		4,600	4,612
BBVA Bancomer SA 6.50%, 03/10/2021—144A ^		1,900	1,919
CIT Group, Inc. 5.25%, 04/01/2014—144A ^		1,000	1,030
HBOS PLC 0.68%, 09/06/2017 *		9,400	6,775
ICICI Bank, Ltd. 2.24%, 02/24/2014—144A *		600	580
ING Bank NV 1.88%, 06/09/2014—144A *		8,200	8,116
Royal Bank of Scotland PLC 2.91%, 08/23/2013 *		7,000	6,996
Societe Generale SA 1.52%, 04/11/2014—144A * ^		3,800	3,626
Turkiye Garanti Bankasi AS 2.97%, 04/20/2016—144A *		500	464
Consumer Finance—0.4%
Ally Financial, Inc. 3.71%, 02/11/2014 *		100	99
3.87%, 06/20/2014 *		200	197
6.63%, 05/15/2012 ^		3,500	3,500

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica Real Return TIPS

(formerly, Transamerica PIMCO Real Return TIPS)

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2012

(unaudited)

	Principal (000’s)		Value (000’s)
Consumer Finance (continued)
SLM Corp. 5.05%, 11/14/2014		$300	$306
Diversified Financial Services—2.2%
Countrywide Financial Corp. 5.80%, 06/07/2012 ^		500	502
Credit Agricole Home Loan SFH 1.22%, 07/21/2014—144A *		3,400	3,334
Ford Motor Credit Co., LLC 7.50%, 08/01/2012 ^		900	914
7.80%, 06/01/2012		450	452
FUEL Trust 3.98%, 06/15/2016—144A		3,600	3,730
International Lease Finance Corp. 6.50%, 09/01/2014—144A		600	638
6.75%, 09/01/2016—144A		500	540
Merrill Lynch & Co., Inc. 1.56%, 09/27/2012 *	EUR	400	9,779
Diversified Telecommunication Services—0.3%
TDC A/S 3.50%, 02/23/2015—Reg S		2,000	2,790
Energy Equipment & Services—0.3%
Transocean, Inc. 4.95%, 11/15/2015		$2,300	2,473
Food Products—0.6%
Tyson Foods, Inc. 10.50%, 03/01/2014		5,000	5,763
Insurance—0.6%
American International Group, Inc. 6.77%, 11/15/2017—144A	GBP	227	399
8.18%, 05/15/2058 * ^		$3,650	3,901
8.63%, 05/22/2038—Reg S *	GBP	250	400
Marsh & McLennan Cos., Inc. 5.75%, 09/15/2015		$1,093	1,225
Machinery—0.4%
Black & Decker Corp. 8.95%, 04/15/2014 ^		3,000	3,427
Media—0.4%
CSC Holdings LLC 8.50%, 06/15/2015 ^		3,200	3,352
Metals & Mining—0.0% ¥
Gerdau Holdings, Inc. 7.00%, 01/20/2020—144A ^		200	228
Oil, Gas & Consumable Fuels—0.7%
Gazprom OAO Via GAZ Capital SA 5.09%, 11/29/2015—144A		500	528
Gazprom OAO Via GAZ Capital SA—Series 16 7.34%, 04/11/2013—144A		300	314
Petrobras International Finance Co. 3.88%, 01/27/2016		3,700	3,874
Petroleos Mexicanos
5.50%, 01/21/2021		800	890
6.50%, 06/02/2041 ^		700	812

Total Corporate Debt Securities (cost $97,241)			99,294

LOAN ASSIGNMENTS—0.7%
Consumer Finance—0.5%
Springleaf Financial Funding Co. 5.50%, 05/10/2017 *		4,400	4,157

	Principal (000’s)	Value (000’s)
Independent Power Producers & Energy Traders—0.2%
NRG Energy, Inc. 4.00%, 07/01/2018 *	$1,985	$1,988

Total Loan Assignments (cost $6,362)		6,145

SHORT-TERM U.S. GOVERNMENT OBLIGATION—0.0% ¥
U.S. Treasury Bill 0.06%, 06/28/2012 ▲ß	411	411
Total Short-Term U.S. Government Obligation (cost $411)

	Notional Amount (000’s)	Value (000’s)
PURCHASED SWAPTION—0.0% ¥
Put Options—0.0% ¥
If exercised the Series receives floating 3 month LIBOR, and pays 3.875%, European Style Expires 04/14/2014 §	5,000	248
Total Purchased Swaption (cost $254)

	Shares	Value (000’s)
SECURITIES LENDING COLLATERAL—9.9%
State Street Navigator Securities Lending Trust—Prime Portfolio, 0.29% ▲	90,185,051	90,185
Total Securities Lending Collateral (cost $90,185)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT—0.2%
State Street Bank & Trust Co. 0.03% ▲, dated 04/30/2012, to be repurchased at $1,563 on 05/01/2012. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 11/25/2040, and with a value of $1,597.	$1,563	1,563

Total Repurchase Agreement (cost $1,563)
Total Investment Securities (cost $1,038,903) P		1,097,959
Other Assets and Liabilities—Net		(182,633)

Net Assets		$915,326

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica Real Return TIPS

(formerly, Transamerica PIMCO Real Return TIPS)

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2012

(unaudited)

INFLATION FLOOR OPTIONS:

Description	Counterparty	Strike Index	Exercise Index		Expiration Date	Notional Amount (000’s)	Premiums (Received) (000’s)	Value (000’s)
Floor—OTC CPURNSA Index	DUB	215.95	Maximum of ((1 + 0.000% Inflation Adjustment	)[10] — ) or 0	03/10/2020	$(1,800)	$(14)	$(4)
Floor—OTC CPURNSA Index	CITI	215.95	Maximum of ((1 + 0.000% Inflation Adjustment	)[10]— ) or 0	03/12/2020	(7,600)	(64)	(10)
Floor—OTC CPURNSA Index	CITI	216.69	Maximum of ((1 + 0.000% Inflation Adjustment	)[10]— ) or 0	04/07/2020	(14,200)	(127)	(19)
Floor—OTC CPURNSA Index	CITI	217.97	Maximum of ((1 + 0.000% Inflation Adjustment	)[10]— ) or 0	09/29/2020	(1,700)	(22)	(3)

							$(227)	(36)

WRITTEN SWAPTIONS: p

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount (000’s)	Premiums (Received) (000’s)	Value (000’s)
Call—Interest Rate Swap, European Style	JPM	1-Year IRO USD	Receive	0.80%	10/11/2012	$(5,500)	$(◆ )	$(1)
Call—Interest Rate Swap, European Style	MSC	2-Year IRO USD	Receive	0.92	11/14/2012	(13,400)	(◆ )	(81)
Call—Interest Rate Swap, European Style	MSC	2-Year IRO USD	Receive	1.06	10/11/2012	(11,800)	(◆ )	(103)
Call—Interest Rate Swap, European Style	DUB	5-Year IRO USD	Receive	1.50	09/24/2012	(14,900)	(128)	(228)
Call—Interest Rate Swap, European Style	DUB	5-Year IRO USD	Receive	1.70	03/18/2013	(22,900)	(271)	(456)
Call—Interest Rate Swap, European Style	CITI	5-Year IRO USD	Receive	1.70	03/18/2013	(7,600)	(90)	(151)
Put—Interest Rate Swap, European Style	JPM	1-Year IRO USD	Pay	0.80	10/11/2012	(5,500)	(◆ )	(14)
Put—Interest Rate Swap, European Style	MSC	2-Year IRO USD	Pay	0.92	11/14/2012	(13,400)	(◆ )	(8)
Put—Interest Rate Swap, European Style	MSC	2-Year IRO USD	Pay	1.06	10/11/2012	(11,800)	(◆ )	(2)
Put—Interest Rate Swap, European Style	DUB	5-Year IRO USD	Pay	1.50	09/24/2012	(14,900)	(202)	(54)
Put—Interest Rate Swap, European Style	CITI	5-Year IRO USD	Pay	1.70	03/18/2013	(7,600)	(143)	(63)
Put—Interest Rate Swap, European Style	DUB	5-Year IRO USD	Pay	1.70	03/18/2013	(22,900)	(445)	(190)
Put—Interest Rate Swap, European Style	DUB	5-Year IRO USD	Pay	2.00	03/18/2013	(3,100)	(29)	(15)
Put—Interest Rate Swap, European Style	DUB	5-Year IRO USD	Pay	2.85	04/14/2014	(21,200)	(254)	(219)
Put—Interest Rate Swap, European Style	MSC	10-Year IRO USD	Pay	10.00	07/10/2012	(1,400)	(9)	(◆ )
Put—Interest Rate Swap, European Style	RBS	10-Year IRO USD	Pay	10.00	07/10/2012	(2,600)	(18)	(◆ )

							$(1,589)	$(1,585)

OTC SWAP AGREEMENTS: p

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES—BUY PROTECTION:(1)

Reference Obligation	Fixed Deal Pay Rate	Maturity Date	Counterparty	Implied Credit Spread (BP) at 04/30/2012(2)	Notional Amount (000’s)(3)	Market Value (000’s)	Premiums Paid (000’s)		Unrealized Appreciation (Depreciation) (000’s)
Black and Decker Corp., 8.95%, 04/15/2014	2.20%	06/20/2014	CITI	15.72	$3,000	$(130)	$	◆	$(130)
Marsh & McLennan Cos., Inc., 5.75%, 09/15/2015	0.76	09/20/2015	BCLY	35.35	6,000	(76)		◆	(76)
Societe Generale SA, 5.25%, 03/28/2013 §	1.00	06/20/2014	BCLY	247.54	3,800	122		120	2
Tyson Foods, Inc., 6.60%, 03/20/2014	1.00	03/20/2014	BNP	71.24	6,000	(14)		167	(181)

						$(98)		$287	$(385)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES—SELL PROTECTION:(4)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread (BP) at 04/30/2012(2)	Notional Amount (000’s)(3)	Market Value (000’s)	Premiums Paid (Received) (000’s)	Unrealized Appreciation (Depreciation) (000’s)
20-Year Japan Government Bond, 2.00%, 03/21/2022 §	1.00%	12/20/2015	BOA	69.17	$2,900	$31	$46	$(15)
20-Year Japan Government Bond, 2.00%, 03/21/2022 §	1.00	12/20/2015	RBS	69.17	700	8	11	(3)
20-Year Japan Government Bond, 2.00%, 03/21/2022 §	1.00	12/20/2015	GSC	69.17	500	5	7	(2)
20-Year Japan Government Bond, 2.00%, 03/21/2022 §	1.00	12/20/2015	BOA	69.17	500	5	7	(2)
American International Group, Inc., 6.25%, 05/01/2036 §	5.00	12/20/2013	DUB	97.65	800	52	(26)	78

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica Real Return TIPS

(formerly, Transamerica PIMCO Real Return TIPS)

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2012

(unaudited)

OTC SWAP AGREEMENTS (continued): P

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES—SELL PROTECTION (4) (continued):

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread (BP) at 04/30/2012(2)	Notional Amount (000’s)(3)	Market Value (000’s)	Premiums Paid (Received) (000’s)	Unrealized Appreciation (Depreciation) (000’s)
Federative Republic of Brazil, 12.25%, 03/06/2030	1.00	06/20/2015	HSBC	88.63	1,000	3	(9)	12
Federative Republic of Brazil, 12.25%, 03/06/2030	1.00	06/20/2015	BCLY	88.63	1,000	3	(5)	8
Federative Republic of Brazil, 12.25%, 03/06/2030	1.00	06/20/2015	BCLY	88.63	1,000	3	(12)	15
Federative Republic of Brazil, 12.25%, 03/06/2030	1.00	06/20/2020	DUB	150.98	2,500	(89)	(66)	(23)
Petrobras International Finance Co., 8.38%, 12/10/2018	1.00	09/20/2012	DUB	57.95	300	◆	(1)	1
United Kingdom Gilt, 4.25%, 06/07/2032	1.00	06/20/2015	CITI	29.07	600	13	3	10
United Kingdom Gilt, 4.25%, 06/07/2032 §	1.00	06/20/2015	DUB	29.07	700	15	2	13
United Kingdom Gilt, 4.25%, 06/07/2032 §	1.00	06/20/2015	DUB	29.07	2,200	47	12	35
United Kingdom Gilt, 4.25%, 06/07/2032 §	1.00	12/20/2015	DUB	39.25	900	19	15	4
United Kingdom Gilt, 4.25%, 06/07/2032 §	1.00	06/20/2016	CITI	46.91	1,000	20	11	9

						$135	$(5)	$140

CREDIT DEFAULT SWAPS ON CREDIT INDICES—SELL PROTECTION (4) (continued):

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread (BP) at 04/30/2012(2)	Notional Amount (000’s)(3)	Market Value (000’s) (5)	Premiums Paid (000’s)	Unrealized Appreciation (Depreciation) (000’s)
Emerging Markets Index—Series 14, 5.00%	1.00%	12/20/2015	UBS	219.68	$1,300	$126	$128	$(2)
Emerging Markets Index—Series 14, 5.00%	1.00	12/20/2015	RBS	219.68	600	58	61	(3)
Emerging Markets Index—Series 14, 5.00%	1.00	12/20/2015	CITI	219.68	1,600	155	149	6
Emerging Markets Index—Series 15, 5.00%	1.00	06/20/2016	BCLY	229.88	5,500	545	586	(41)

						$884	$924	$(40)

INTEREST RATE SWAP AGREEMENTS—FIXED RATE PAYABLE:

Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Currency Code	Notional Amount (000’s)	Market Value (000’s)	Premiums Paid (Received) (000’s)			Net Unrealized Appreciation (Depreciation) (000’s)
3-Month USD-LIBOR	1.50%	11/02/2012	BCLY	USD	$1,100	$(5)	$	(◆	)	$(5)
BRL-CDI §	10.18	01/02/2014	HSBC	BRL	4,800	48		19		29
BRL-CDI §	10.38	01/02/2014	UBS	BRL	67,900	765		277		488
BRL-CDI	10.58	01/02/2014	MSC	BRL	14,800	181		53		128
BRL-CDI	10.53	01/02/2014	HSBC	BRL	49,900	585		153		432
BRL-CDI §	9.98	01/02/2014	GSC	BRL	4,500	37		6		31

						$1,611		$508		$1,103

TOTAL RETURN SWAP AGREEMENTS—PAYABLE:

Index	Financing Rate (BP)	Maturity Date	Counterparty	# of Units (000’s)	Market Value (000’s)	Premiums Paid(Received) (000’s)	Net Unrealized Appreciation (000’s)
3-Month USD-LIBOR §	23.522	07/15/2012	BNP	$1,557	$1	$—	$1

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica Real Return TIPS

(formerly, Transamerica PIMCO Real Return TIPS)

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2012

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS: p

Currency	Counterparty	Contracts Bought (Sold) (000’s)	Settlement Date	Amount in U.S. Dollars Bought (Sold) (000’s)	Net Unrealized Appreciation (Depreciation) (000’s)
Australian Dollar	BOA	(20,634)	06/07/2012	$(21,274)	$(136)
Brazilian Real	MSC	(1,822)	06/04/2012	(1,043)	93
Canadian Dollar	BCLY	(3,878)	06/21/2012	(3,915)	(6)
Canadian Dollar	DUB	100	06/21/2012	100	1
Canadian Dollar	UBS	(2,492)	06/21/2012	(2,530)	11
Chinese Yuan Renminbi	DUB	(6,186)	06/01/2012	(976)	(3)
Chinese Yuan Renminbi	CITI	18,343	06/01/2012	2,881	23
Chinese Yuan Renminbi	BCLY	(9,707)	06/01/2012	(1,540)	3
Chinese Yuan Renminbi	HSBC	(11,556)	06/01/2012	(1,830)	◆
Chinese Yuan Renminbi	BCLY	(7,646)	06/01/2012	(1,210)	(1)
Chinese Yuan Renminbi	BCLY	16,915	02/01/2013	2,683	(12)
Euro	CITI	492	05/02/2012	651	(◆ )
Euro	BCLY	(37,445)	06/14/2012	(48,922)	(655)
Euro	BCLY	346	06/14/2012	462	(4)
Euro	UBS	642	06/14/2012	843	7
Euro	BCLY	863	06/14/2012	1,149	(6)
Euro	BCLY	468	06/14/2012	620	(1)
Euro	BNS	(33)	06/14/2012	(43)	(◆ )
Euro	UBS	(142)	06/14/2012	(186)	(2)
Indian Rupee	BCLY	(31,602)	07/12/2012	(600)	10
Indian Rupee	JPM	360,287	07/12/2012	7,751	(1,021)
Indian Rupee	HSBC	(16,329)	07/12/2012	(300)	(5)
Indian Rupee	GSC	(13,106)	07/12/2012	(235)	(10)
Indian Rupee	JPM	(34,997)	07/12/2012	(630)	(24)
Indian Rupee	HSBC	(13,115)	07/12/2012	(235)	(10)
Indian Rupee	BCLY	(32,880)	07/12/2012	(600)	(14)
Indian Rupee	JPM	(33,196)	07/12/2012	(650)	30
Indian Rupee	JPM	(33,235)	07/12/2012	(650)	29
Indian Rupee	BCLY	(31,908)	07/12/2012	(600)	4
Indian Rupee	DUB	(28,120)	07/12/2012	(508)	(18)
Indian Rupee	BCLY	(91,800)	07/12/2012	(1,800)	85
Indonesian Rupiah	UBS	(148)	07/02/2012	◆	(◆ )
Japanese Yen	BCLY	(79,081)	06/07/2012	(962)	(28)
Mexican Peso	HSBC	80	06/15/2012	6	(◆ )
Philippine Peso	CITI	10	06/08/2012	◆	◆
Pound Sterling	UBS	(3,473)	06/12/2012	(5,474)	(161)
Republic of Korea Won	UBS	1,084	07/12/2012	1	(◆ )
Singapore Dollar	UBS	◆	05/15/2012	◆	◆
Singapore Dollar	UBS	◆	05/15/2012	◆	◆
Singapore Dollar	UBS	◆	08/03/2012	◆	◆

					$(1,821)

FUTURES CONTRACTS:

Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation) (000’s)
90-Day Eurodollar	Long	300	12/16/2013	$449
90-Day Eurodollar	Long	112	03/16/2015	124
90-Day Eurodollar	Long	44	06/15/2015	43
German Euro Bund	Short	(93)	06/07/2012	(351)

				$265

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica Real Return TIPS

(formerly, Transamerica PIMCO Real Return TIPS)

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2012

(unaudited)

Collateral (Received) Pledged for OTC Financial Derivative Instruments:

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of 04/30/2012:

Counterparty	Total Market Value of OTC Derivatives (000’s)	Collateral (Received)/Pledged (000’s)	Net Exposures (1) (000’s)
BCLY	$(33)	$—	$(33)
BNP	(13)	—	(13)
BNS	(◆ )	—	(◆ )
BOA	(100)	—	(100)
CITI	(165)	—	(165)
DUB	(1,142)	1,028	(114)
GSC	32	(20)	12
HSBC	621	(590)	31
JPM	(1,001)	801	(200)
MSC	80	(145)	(65)
RBS	66	—	66
UBS	746	(720)	26

(1)	Net exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default.

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

^	All or a portion of this security is on loan. The value of all securities on loan is $88,389.
*	Floating or variable rate note. Rate is listed as of 04/30/2012.
ə	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is $1,591, or 0.17% of the fund’s net assets.
¥	Percentage rounds to less than 0.1%.
▲	Rate shown reflects the yield at 04/30/2012.
§	Illiquid. Total aggregate market value of illiquid securities is $476, or 0.05% of the fund’s net assets, and total aggregate market value of illiquid derivatives is $1,175, or 0.13% of the fund’s net assets.
P	Aggregate cost for federal income tax purposes is $1,038,903. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $65,124 and $6,068, respectively. Net unrealized appreciation for tax purposes is $59,056.
◆	Amount is less than 1.
(1)	If the fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (a) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (b) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	If the fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(5)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the references entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
g	A portion of these securities in the amount of $610 has been segregated as collateral with the broker to cover margin requirements for open futures contracts.
ß	A portion of these securities in the amount of $1,829 has been segregated as collateral with the custodian for open swaps, swaptions, and/or forward foreign currency contracts.
P	Cash in the amount of $1,475 has been pledged by the broker as collateral for open swaps, swaptions, and/or forward foreign currency contracts.

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica Real Return TIPS

(formerly, Transamerica PIMCO Real Return TIPS)

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2012

(unaudited)

DEFINITIONS (all amounts in thousands):

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 04/30/2012, these securities aggregated $56,351, or 6.16% of the fund’s net assets.
BCLY	Barclays Bank PLC
BNP	BNP Paribas
BNS	Bank of Nova Scotia
BOA	Bank of America
BP	Basis Point
CDI	Credit Default Index
CITI	Citibank, Inc.
CLO	Collateralized Loan Obligation
CPURNSA	US CPI Urban Consumers Non-Seasonably Adjusted Index
DUB	Deutsche Bank AG
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
IRO	Interest Rate Option
JPM	JP Morgan Chase & Co.
LIBOR	London Interbank Offered Rate
MSC	Morgan Stanley
OTC	Over the Counter
RBS	Royal Bank of Scotland PLC
UBS	UBS Warburg LLC

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
USD	United States Dollar

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value at 04/30/2012
Asset-Backed Securities	$—	$6,633	$300	$6,933
Corporate Debt Securities	—	92,294	—	92,294
Foreign Government Obligations	—	31,217	—	31,217
Loan Assignments	—	6,145	—	6,145
Mortgage-Backed Securities	—	33,531	—	33,531
Municipal Government Obligations	—	809	—	809
Purchased Swaption	248	—	—	248
Repurchase Agreement	—	1,563	—	1,563
Securities Lending Collateral	90,185	—	—	90,185
Short-Term U.S. Government Obligation	—	411	—	411
U.S. Government Agency Obligations	—	4,025	—	4,025
U.S. Government Obligations	—	823,598	—	823,598

Total	$90,433	$1,007,226	$300	$1,097,959

Other Financial Instruments	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value at 04/30/2012
Inflation Floor Options	$—	$(36)	$—	$(36)
Written Swaptions	—	(1,585)	—	(1,585)

Total	$—	$(1,621)	$—	$(1,621)

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica Real Return TIPS

(formerly, Transamerica PIMCO Real Return TIPS)

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2012

(unaudited)

VALUATION SUMMARY (all amounts in thousands) (continued): '

Other Financial Instruments ₣	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value at 04/30/2012
Futures Contracts—Appreciation	$616	$—	$—	$616
Futures Contracts—Depreciation	(351)	—	—	(351)
Credit Default Swaps—Appreciation	—	193	—	193
Credit Default Swaps—Depreciation	—	(478)	—	(478)
Forward Foreign Currency Contracts—Appreciation	—	296	—	296
Forward Foreign Currency Contracts—Depreciation	—	(2,117)	—	(2,117)
Interest Rate Swaps—Appreciation	—	1,108	—	1,108
Interest Rate Swaps—Depreciation	—	(5)	—	(5)
Total Return Swaps—Appreciation	—	1	—	1

Total	$265	$(1,002)	$—	$(737)

Level 3 Rollforward—Investment Securities

Securities	Beginning Balance at 10/31/2011	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) ƒ	Transfers into Level 3 y	Transfers out of Level 3	Ending Balance at 04/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 04/30/2012 ƒ
Asset—Backed Securities	$—	$—	$—	$—	$—	$—	$300	$—	$300	$(16)

'	See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
₣	Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.
ƒ	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 04/30/2012 may be due to an investment no longer held or becomes categorized as Level 3 at period end.
y	Transferred into Level 3 because of unavailability of observable inputs.

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica Select Equity

(formerly, Transamerica ICAP Select Equity)

SCHEDULE OF INVESTMENTS

At April 30, 2012

(unaudited)

	Shares	Value (000’s)
COMMON STOCKS—95.7%
Aerospace & Defense—4.3%
Honeywell International, Inc.	907,600	$55,055
Auto Components—3.5%
Johnson Controls, Inc.	1,371,700	43,853
Beverages—1.3%
Coca-Cola Co.	213,550	16,298
Chemicals—2.5%
Monsanto Co.	412,150	31,398
Commercial Banks—5.1%
BB&T Corp.	992,600	31,803
Wells Fargo & Co.	997,850	33,358
Communications Equipment—4.7%
Cisco Systems, Inc.	2,929,700	59,033
Consumer Finance—3.4%
Capital One Financial Corp.	785,450	43,577
Diversified Financial Services—6.3%
Citigroup, Inc.	832,750	27,514
JPMorgan Chase & Co.	1,214,900	52,216
Food Products—1.9%
Archer-Daniels-Midland Co.	794,150	24,484
Health Care Equipment & Supplies—2.1%
Covidien PLC	491,700	27,157
Household Products—6.2%
Procter & Gamble Co.	1,240,400	78,939
Industrial Conglomerates—3.1%
General Electric Co.	1,978,250	38,734
Insurance—2.5%
MetLife, Inc.	872,700	31,443
Machinery—0.8%
Cummins, Inc.	87,450	10,129
Media—8.3%
Time Warner, Inc.	1,776,950	66,564
Viacom, Inc.—Class B	824,650	38,256

	Shares	Value (000’s)
Oil, Gas & Consumable Fuels—13.6%
ConocoPhillips	516,700	$37,011
Exxon Mobil Corp.	678,850	58,612
Marathon Petroleum Corp.	398,150	16,567
Occidental Petroleum Corp.	452,400	41,268
Southwestern Energy Co. ‡	576,250	18,198
Pharmaceuticals—9.9%
Merck & Co., Inc.	390,950	15,341
Pfizer, Inc.	3,700,450	84,851
Sanofi ADR	659,950	25,197
Semiconductors & Semiconductor Equipment—5.8%
Applied Materials, Inc.	2,138,750	25,644
Texas Instruments, Inc.	1,507,300	48,143
Software—6.1%
Microsoft Corp.	2,410,450	77,183
Wireless Telecommunication Services—4.3%
Vodafone Group PLC ADR	1,975,700	54,984

Total Common Stocks (cost $1,089,327)		1,212,810

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT—4.3%
State Street Bank & Trust Co. 0.03% ▲, dated 04/30/2012, to be repurchased at $54,995 on 05/01/2012. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 11/25/2038, and with a value of $56,096.	$54,995	54,995
Total Repurchase Agreement (cost $54,995)

Total Investment Securities (cost $1,144,322)P		1,267,805
Other Assets and Liabilities—Net		461

Net Assets		$1,268,266

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

‡	Non-income producing security.
▲	Rate shown reflects the yield at 04/30/2012.
P	Aggregate cost for federal income tax purposes is $1,144,322. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $127,384 and $3,901, respectively. Net unrealized appreciation for tax purposes is $123,483.

DEFINITION:

ADR	American Depositary Receipt

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value at 04/30/2012
Common Stocks	$1,132,629	$80,181	$—	$1,212,810
Repurchase Agreement	—	54,995	—	54,995

Total	$1,132,629	$135,176	$—	$1,267,805

'	See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica Small- & Mid-Cap Value Select

(formerly, Transamerica Oppenheimer Small- & Mid-Cap Value)

SCHEDULE OF INVESTMENTS

At April 30, 2012

(unaudited)

	Shares	Value (000’s)
COMMON STOCKS — 89.5%
Airlines - 0.6%
United Continental Holdings, Inc. ‡^	48,320	$1,059
Auto Components—1.3%
Lear Corp.	58,070	2,410
Capital Markets—3.2%
Affiliated Managers Group, Inc. ‡	14,514	1,649
Lazard, Ltd.—Class A	38,740	1,066
Northern Trust Corp.	29,060	1,383
Raymond James Financial, Inc.	49,170	1,800
Chemicals—4.2%
Airgas, Inc.	24,200	2,218
Celanese Corp.—Class A	38,730	1,877
Mosaic Co.	68,340	3,609
Commercial Banks—8.2%
Fifth Third Bancorp	121,020	1,722
M&T Bank Corp.	48,320	4,168
Prosperity Bancshares, Inc. ^	48,320	2,254
Signature Bank ‡^	43,500	2,858
SunTrust Banks, Inc.	37,790	918
Zions Bancorporation ^	145,140	2,959
Commercial Services & Supplies—0.9%
Republic Services, Inc.—Class A	58,070	1,589
Communications Equipment—2.5%
Ciena Corp. ‡^	145,100	2,150
Juniper Networks, Inc. ‡	116,140	2,489
Computers & Peripherals—0.6%
Western Digital Corp. ‡	29,030	1,127
Containers & Packaging—1.3%
Rock-Tenn Co.—Class A	38,720	2,413
Electric Utilities—3.7%
Cleco Corp. ^	48,320	1,971
NV Energy, Inc.	145,070	2,416
Pepco Holdings, Inc. ^	125,780	2,380
Electrical Equipment—1.0%
Cooper Industries PLC—Class A	29,000	1,815
Energy Equipment & Services—2.6%
Ensco PLC ADR	33,910	1,853
Nabors Industries, Ltd. ‡	82,280	1,370
Tidewater, Inc.	29,030	1,598
Food & Staples Retailing—0.5%
Kroger Co.	39,810	926
Food Products—3.4%
Adecoagro SA ‡^	96,610	862
ConAgra Foods, Inc.	68,970	1,780
JM Smucker Co.	21,930	1,746
Sara Lee Corp.	79,520	1,753
Gas Utilities—2.2%
AGL Resources, Inc.	67,710	2,670
EQT Corp.	29,030	1,446
Health Care Providers & Services—5.4%
Aetna, Inc.	38,680	1,703
DaVita, Inc. ‡	38,677	3,427
Humana, Inc.	29,030	2,342
Universal Health Services, Inc.—Class B	58,070	2,480
Hotels, Restaurants & Leisure—0.7%
Pinnacle Entertainment, Inc. ‡	116,141	1,289
Household Durables—3.3%
Mohawk Industries, Inc. ‡	38,680	2,592
Newell Rubbermaid, Inc.	193,590	3,524
Household Products—2.3%
Church & Dwight Co., Inc.	29,690	1,508
Energizer Holdings, Inc. ‡	38,678	2,759

	Shares	Value (000’s)
Independent Power Producers & Energy Traders - 0.2%
GenOn Energy, Inc. ‡	194,660	$415
Industrial Conglomerates—2.7%
Tyco International, Ltd.	87,100	4,889
Insurance—8.9%
ACE, Ltd.	29,038	2,206
AON PLC	29,400	1,523
Brown & Brown, Inc.	77,380	2,087
Everest RE Group, Ltd.	38,674	3,832
Progressive Corp.	145,070	3,090
Reinsurance Group of America, Inc.—Class A	58,070	3,376
IT Services—0.0% ¥
Teletech Holdings, Inc. ‡	3,360	51
Leisure Equipment & Products—2.6%
Hasbro, Inc. ^	58,070	2,133
Mattel, Inc.	78,040	2,623
Life Sciences Tools & Services—0.7%
Agilent Technologies, Inc.	29,030	1,224
Machinery—6.1%
AGCO Corp. ‡	58,070	2,704
Navistar International Corp. ‡^	99,210	3,368
SPX Corp.	29,030	2,229
Stanley Black & Decker, Inc.	38,680	2,830
Metals & Mining—1.4%
Allegheny Technologies, Inc.	58,070	2,494
Multi-Utilities—2.5%
CMS Energy Corp.	119,668	2,751
Scana Corp.^	39,760	1,834
Oil, Gas & Consumable Fuels—3.8%
Alpha Natural Resources, Inc. ‡	48,320	779
Bill Barrett Corp. ‡^	77,380	1,856
Cimarex Energy Co.	21,730	1,502
Noble Energy, Inc.	9,640	957
Whiting Petroleum Corp. ‡	31,470	1,800
Pharmaceuticals—1.3%
Mylan, Inc. ‡	107,640	2,337
Real Estate Investment Trusts—1.0%
BioMed Realty Trust, Inc.	96,746	1,918
Real Estate Management & Development—0.4%
Jones Lang LaSalle, Inc.	9,640	771
Semiconductors & Semiconductor Equipment—2.7%
Atmel Corp. ‡	97,620	866
Marvell Technology Group, Ltd. ‡	116,140	1,743
Skyworks Solutions, Inc. ‡	59,470	1,614
Xilinx, Inc.	19,570	712
Software—3.5%
Electronic Arts, Inc. ‡	214,940	3,306
Take-Two Interactive Software, Inc. ‡	215,950	3,045
Specialty Retail—1.3%
Abercrombie & Fitch Co.—Class A	48,320	2,424
Textiles, Apparel & Luxury Goods—0.9%
PVH Corp.	19,320	1,716
Trading Companies & Distributors—0.9%
AerCap Holdings NV ‡	149,370	1,730
Wireless Telecommunication Services—0.7%
NII Holdings, Inc. ‡ ^	96,770	1,354

Total Common Stocks (cost $141,716)		164,017

SECURITIES LENDING COLLATERAL—12.5%
State Street Navigator Securities Lending Trust—Prime Portfolio, 0.29% ▲	22,838,173	22,838
Total Securities Lending Collateral (cost $22,838)

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica Small- & Mid-Cap Value Select

(formerly, Transamerica Oppenheimer Small- & Mid-Cap Value)

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT - 64.9%
State Street Bank & Trust Co. 0.03% ▲, dated 04/30/2012, to be repurchased at $118,838 on 05/01/2012. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 12/01/2026, and with a value of $121,217.	$118,838	$118,838
Total Repurchase Agreement (cost $118,838)

Total Investment Securities (cost $283,392) P		305,693
Other Assets and Liabilities—Net		(122,484)

Net Assets		$183,209

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

‡	Non-income producing security.
^	All or a portion of this security is on loan. The value of all securities on loan is $22,260.
¥	Percentage rounds to less than 0.1%.
▲	Rate shown reflects the yield at 04/30/2012.
P	Aggregate cost for federal income tax purposes is $283,392. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $25,841 and $3,540, respectively. Net unrealized appreciation for tax purposes is $22,301.

DEFINITION:

ADR         American Depositary Receipt

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value at 04/30/2012
Common Stocks	$162,164	$1,853	$—	$164,017
Repurchase Agreement	—	118,838	—	118,838
Securities Lending Collateral	22,838	—	—	22,838

Total	$185,002	$120,691	$—	$305,693

'	See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica Small Company Growth

(formerly, Transamerica Morgan Stanley Small Company Growth)

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2012

(unaudited)

	Shares	Value (000’s)
CONVERTIBLE PREFERRED STOCK—0.6%
Automobiles—0.6%
Better Place ‡ ə § Δ	347,133	$1,402
Total Convertible Preferred Stock (cost $868)
PREFERRED STOCKS—2.6%
Health Care Providers & Services—0.5%
Castlight Health, Inc. ‡ ə § Δ	193,841	1,170
Internet Software & Services—1.9%
Peixe Urbano, Inc. ‡ ə § Δ	15,034	421
Twitter, Inc.—Series E ‡ ə § Δ	198,284	3,191
Xoom, Inc.—Series F ‡ ə § Δ	264,130	726
Media—0.1%
Glam Media, Inc.—Series M ‡ ə § Δ	33,059	172
Glam Media, Inc. (Escrow Shares) ‡ ə § Δ	4,722	16
Software—0.1%
Workday, Inc. ‡ ə § Δ	20,219	268

Total Preferred Stocks (cost $3,388)		5,964

COMMON STOCKS—96.0%
Air Freight & Logistics—1.1%
XPO Logistics, Inc. ‡ ^	147,684	2,453
Biotechnology—2.0%
Abcam PLC	370,174	2,223
Ironwood Pharmaceuticals, Inc.—Class A ‡ ^	190,396	2,515
Capital Markets—4.0%
CETIP SA—Mercados Organizados	121,883	1,878
Financial Engines, Inc. ‡ ^	157,871	3,606
Greenhill & Co., Inc. ^	98,636	3,832
Chemicals—4.5%
Intrepid Potash, Inc. ‡ ^	117,776	2,927
Rockwood Holdings, Inc. ‡	138,143	7,645
Commercial Services & Supplies—1.2%
Covanta Holding Corp. ^	177,998	2,857
Construction Materials—2.1%
Eagle Materials, Inc. ^	136,465	4,806
Diversified Financial Services—0.4%
PICO Holdings, Inc. ‡ ^	40,288	967
Diversified Telecommunication Services—1.1%
Cogent Communications Group, Inc. ‡ ^	137,253	2,571
Electric Utilities—5.1%
Brookfield Infrastructure Partners, LP	377,643	11,911
Prime AET&D Holdings No. 1 Pty, Ltd. ‡ ə	737,572	◆
Food Products—0.6%
Annie’s, Inc. ‡	37,532	1,493
Health Care Equipment & Supplies—2.1%
Gen-Probe, Inc. ‡ ^	54,498	4,444
Zeltiq Aesthetics, Inc. ‡ ^	77,311	481
Health Care Providers & Services—2.3%
HMS Holdings Corp. ‡ ^	189,047	4,549
LCA-Vision, Inc. ‡ ^	109,235	808
Health Care Technology—4.2%
athenahealth, Inc. ‡ ^	136,245	9,871
Hotels, Restaurants & Leisure—7.9%
Country Style Cooking Restaurant Chain Co., Ltd. ADR ‡ ^	117,847	966
Dunkin’ Brands Group, Inc. ^	102,656	3,323
PF Chang’s China Bistro, Inc. ^	218,459	8,671
Vail Resorts, Inc. ^	132,041	5,385
Household Durables—1.7%
Brookfield Incorporacoes SA	694,708	1,830
iRobot Corp. ‡ ^	89,617	2,115
Insurance—2.1%
Greenlight Capital Re, Ltd.—Class A ‡ ^	198,544	4,944
Internet & Catalog Retail—5.3%
Blue Nile, Inc. ‡ ^	136,939	4,147
MakeMyTrip, Ltd. ‡ ^	163,780	3,179

	Shares	Value (000’s)
Internet & Catalog Retail (continued)
Ocado Group PLC ‡ ^	1,305,524	$2,750
Shutterfly, Inc. ‡ ^	69,930	2,176
Internet Software & Services—17.8%
Ancestry.com, Inc. ‡ ^	90,328	2,412
Angie’s List, Inc. ‡ ^	231,314	3,227
Bankrate, Inc. ‡ ^	208,370	4,880
CoStar Group, Inc. ‡ ^	122,265	8,911
MercadoLibre, Inc. ^	67,040	6,484
OpenTable, Inc. ‡ ^	114,975	5,143
Sohu.com, Inc. ‡ ^	42,700	2,202
VistaPrint NV ‡ ^	75,025	2,798
Yelp, Inc.—Class A ‡ ^	57,598	1,317
Youku, Inc. ADR ‡ ^	110,521	2,657
Youku.com, Inc.—Class A ‡ ə § Δ	10	◆
Zillow, Inc.—Class A ‡ ^	34,902	1,217
Leisure Equipment & Products—0.5%
Universal Entertainment Corp. ^	50,400	1,160
Life Sciences Tools & Services—3.4%
Techne Corp. ^	119,617	8,007
Machinery—1.8%
Rexnord Corp. ‡	188,829	4,169
Media—2.7%
Lamar Advertising Co.—Class A ‡ ^	154,648	4,921
Pandora Media, Inc. ‡ ^	160,700	1,382
Metals & Mining—3.0%
Lynas Corp., Ltd. ‡ ^	5,884,065	6,897
Oil, Gas & Consumable Fuels—1.6%
Oasis Petroleum, Inc. ‡ ^	110,208	3,645
Professional Services—8.7%
Advisory Board Co. ‡ ^	142,356	12,977
Corporate Executive Board Co.	178,760	7,395
Semiconductors & Semiconductor Equipment—1.5%
Tessera Technologies, Inc. ‡ ^	215,968	3,378
Software—5.7%
NetSuite, Inc. ‡ ^	172,746	7,667
Solera Holdings, Inc. ^	93,348	4,195
Splunk, Inc. ‡	40,416	1,372
Specialty Retail—0.5%
Citi Trends, Inc. ‡ ^	110,733	1,234
Transportation Infrastructure—1.1%
LLX Logistica SA ‡	1,565,939	2,621

Total Common Stocks (cost $179,909)		223,591

	Principal (000’s)	Value (000’s)
CORPORATE DEBT SECURITIES — 0.0% ¥
Media—0.0% ¥
Glam Media, Inc. ‡ ə § Δ 9.00%, 12/03/2013	$10	7
Glam Media, Inc. (Escrow Shares) ‡ ə § Δ 9.00%, 12/03/2013	72	72

Total Corporate Debt Securities (cost $230)		79

	Shares	Value (000’s)
SECURITIES LENDING COLLATERAL—25.8%
State Street Navigator Securities Lending Trust—Prime Portfolio, 0.29% ▲	60,047,223	60,047
Total Securities Lending Collateral (cost $60,047)

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica Small Company Growth

(formerly, Transamerica Morgan Stanley Small Company Growth)

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT—0.4%
State Street Bank & Trust Co. 0.03% ▲, dated 04/30/2012, to be repurchased at $884 on 05/01/2012. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 12/01/2026, and with a value of $902.	$884	$884
Total Repurchase Agreement (cost $884)

Total Investment Securities (cost $245,326) P		291,967
Other Assets and Liabilities—Net		(59,100)

Net Assets		$232,867

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

ə	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is $7,445, or 3.20%, of the fund’s net assets.
‡	Non-income producing security.
§	Illiquid. Total aggregate market value of illiquid securities is $7,445, or 3.20% of the fund’s net assets.
Δ	Restricted. At 04/30/2012, the fund owned the respective securities (representing 3.20% of the fund’s net assets) which were restricted as to public resale:

Description	Date of Acquisition	Shares*	Cost	Value	Price *
Better Place	01/25/2010	347,133	868	$1,402	$4.04
Castlight Health, Inc.	06/04/2010	193,841	797	1,170	6.04
Peixe Urbano, Inc.	12/02/2011	15,034	495	421	28.00
Twitter, Inc.—Series E	09/24/2009	198,284	528	3,191	16.09
Xoom, Inc.—Series F	02/23/2010	264,130	756	726	2.75
Glam Media, Inc.—Series M	03/19/2008	33,059	476	172	5.19
Glam Media, Inc. (Escrow Shares)	03/19/2008	4,722	68	16	3.37
Workday, Inc.	10/12/2011	20,219	268	268	13.26
Youku.com, Inc.—Class A	09/16/2010	10	◆	◆	1.34

Description	Date of Acquisition	Principal	Cost	Value	Price *
Glam Media, Inc.	03/19/2008	10	29	7	65.00
Glam Media, Inc., (Escrow Shares)	03/19/2008	72	201	72	100.00

*	Amount not in thousands.
^	All or a portion of this security is on loan. The value of all securities on loan is $58,178.
¥	Percentage rounds to less than 0.1%.
▲	Rate shown reflects the yield at 04/30/2012.
◆	Amount is less than 1.
P	Aggregate cost for federal income tax purposes is $245,326. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $60,502 and $13,861, respectively. Net unrealized appreciation for tax purposes is $46,641.

DEFINITION:

ADR         American Depositary Receipt

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica Small Company Growth

(formerly, Transamerica Morgan Stanley Small Company Growth)

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2012

(unaudited)

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs		Value at 04/30/2012
Common Stocks	$206,938	$16,653	$	◆	$223,591
Convertible Preferred Stock	—	—		1,402	1,402
Corporate Debt Securities	—	—		79	79
Preferred Stocks	—	—		5,964	5,964
Repurchase Agreement	—	884		—	884
Securities Lending Collateral	60,047	—		—	60,047

Total	$266,985	$17,537		$7,445	$291,967

Level 3 Rollforward—Investment Securities

Securities	Beginning Balance at 10/31/2011		Purchases		Sales		Accrued Discounts/ (Premiums)	Total Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) ƒ		Transfers into Level 3	Transfers out of Level 3	Ending Balance at 04/30/2012		Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 04/30/2012ƒ
Common Stocks	$	◆	$—		$—		$—	$—	$	◆	$—	$—	$	◆	$	◆
Convertible Preferred Stocks		868	—		—		—	—		534	—	—		1,402		534
Corporate Debt Securities		—	230	Б	—		—	—		(151)	—	—		79		(151)
Preferred Stocks		5,118	1,039	Б	(774	) Б	—	—		581	—	—		5,964		561

Total		$5,986	$1,269		$(774)		$—	$—		$964	$—	$—		$7,445		$944

'	See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
ƒ	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 04/30/2012 may be due to an investment no longer held or categorized as Level 3 at period end.
Б	Amount includes transactions related to a corporate action of a Level 3 security that occurred during the current period.

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica Total Return

(formerly, Transamerica PIMCO Total Return)

SCHEDULE OF INVESTMENTS

At April 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
U.S. GOVERNMENT OBLIGATIONS—18.9%
U.S. Treasury Bond 3.13%, 11/15/2041	$8,700	$8,727
3.75%, 08/15/2041	5,700	6,436
3.88%, 08/15/2040	7,200	8,316
4.38%, 02/15/2038—05/15/2041	4,500	5,642
7.50%, 11/15/2024	1,400	2,210
U.S. Treasury Inflation Indexed Bond 2.13%, 02/15/2041	2,910	4,001
U.S. Treasury Inflation Indexed Note 0.13%, 01/15/2022	18,204	19,037
1.13%, 01/15/2021 g	11,863	13,605
U.S. Treasury Note 1.25%, 01/31/2019 ^	4,500	4,499
2.00%, 11/15/2021 ß	31,100	31,440
2.00%, 02/15/2022 ^	2,800	2,821
2.13%, 08/15/2021	600	615
2.38%, 05/31/2018 ^	15,000	16,145
2.63%, 11/15/2020 ^ ß	16,300	17,563

Total U.S. Government Obligations (cost $134,394)		141,057

U.S. GOVERNMENT AGENCY OBLIGATIONS—39.8%
Fannie Mae 0.34%, 01/25/2021 *	216	215
0.59%, 09/25/2042 *	357	354
1.36%, 10/01/2044 *	479	490
1.37%, 03/01/2044 *	995	1,024
2.11%, 07/01/2035 *	372	389
2.17%, 09/01/2035 *	659	691
2.33%, 01/01/2026 *	3	3
2.38%, 01/01/2028 *	43	45
2.40%, 11/01/2033 *	176	186
2.82%, 03/01/2034 *	275	294
3.50%, 10/01/2013—04/01/2041	31,445	32,853
4.00%, 04/01/2022—04/01/2041	50,613	53,820
4.50%, 12/01/2024	1,156	1,242
5.00%, 08/01/2020—01/01/2030	6,223	6,766
5.50%, 01/01/2035—03/01/2037	12,459	13,649
6.00%, 07/01/2038—09/01/2038	1,896	2,098
6.30%, 10/17/2038	407	437
Fannie Mae, IO 6.86%, 07/25/2034 * §	1,615	330
Fannie Mae, TBA 3.50%	77,000	81,177
4.50%	3,000	3,208
Freddie Mac 1.34%, 10/25/2044 *	412	413
1.55%, 07/25/2044 *	422	433
2.10%, 09/01/2035 *	48	51
2.25%, 03/01/2034 *	160	167
2.35%, 11/01/2033 *	151	159
2.36%, 03/01/2034 *	169	178
2.38%, 01/01/2036 *	2,830	2,996
2.62%, 09/01/2035 *	705	754
4.00%, 01/01/2041	4,380	4,629
4.50%, 05/15/2018—07/01/2041	18,642	19,902
5.00%, 02/15/2020—08/15/2020	574	587
6.50%, 04/15/2029—07/25/2043	25	29
Ginnie Mae 2.38%, 05/20/2024 *	43	45

	Principal (000’s)		Value (000’s)
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Ginnie Mae (continued) 6.50%, 06/20/2032		$24	$28
Ginnie Mae, IO 6.32%, 04/16/2033—10/16/2033 * §		1,427	270
6.36%, 08/16/2033—09/20/2034 * §		3,353	661
Ginnie Mae, TBA 3.50%		51,000	53,709
Overseas Private Investment Corp. Zero Coupon, 12/10/2012 ə		2,600	2,674
0.02%, 05/02/2013 ▲		9,320	9,443
U.S. Small Business Administration 4.50%, 02/01/2014		35	36

Total U.S. Government Agency Obligations (cost $289,731)			296,435

FOREIGN GOVERNMENT OBLIGATIONS—8.4%
Australia Government Bond 4.75%, 06/15/2016	AUD	12,900	14,303
5.50%, 12/15/2013—01/21/2018		15,000	16,929
6.00%, 02/15/2017		4,000	4,698
Canadian Government Bond 1.75%, 03/01/2013	CAD	5,300	5,387
2.25%, 08/01/2014		20,200	20,838
Republic of Brazil 10.25%, 01/10/2028	BRL	1,000	619

Total Foreign Government Obligations (cost $58,776)			62,774

MORTGAGE-BACKED SECURITIES—6.6%
American Home Mortgage Assets LLC Series 2006-2, Class 2A1 0.43%, 09/25/2046 *		$899	474
Series 2006-4, Class 1A12 0.45%, 10/25/2046 *		2,036	1,019
Banc of America Funding Corp. Series 2005-D, Class A1 2.65%, 05/25/2035 *		810	807
Series 2006-J, Class 4A1 5.74%, 01/20/2047 *		99	60
Bear Stearns Adjustable Rate Mortgage Trust Series 2003-5, Class 2A1 2.61%, 08/25/2033 *		707	700
Series 2003-8, Class 2A1 2.92%, 01/25/2034 *		16	15
Series 2003-8, Class 4A1 2.86%, 01/25/2034 *		131	131
Series 2005-2, Class A2 3.08%, 03/25/2035 *		511	499
Series 2005-5, Class A2 2.25%, 08/25/2035 *		239	220
Bear Stearns Alt-A Trust Series 2005-7, Class 22A1 2.82%, 09/25/2035 *		287	196
Series 2006-6, Class 32A1 2.86%, 11/25/2036 *		334	179
Bear Stearns Structured Products, Inc. Series 2007-R6, Class 1A1 2.76%, 01/26/2036 *		293	174
CC Mortgage Funding Corp. Series 2004-3A,Class A1 0.49%, 08/25/2035—144A *		216	153
Citigroup Mortgage Loan Trust, Inc. Series 2005-6, Class A2 2.45%, 09/25/2035 *		289	253

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica Total Return

(formerly, Transamerica PIMCO Total Return)

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
MORTGAGE-BACKED SECURITIES (continued)
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-10, Class 22AA 5.46%, 09/25/2037 *	$1,860	$1,161
Series 2007-CD5, Class A4 5.89%, 11/15/2044 *	200	231
Countrywide Alternative Loan Trust Series 2003-J1, Class 4A1 6.00%, 10/25/2032	2	2
Series 2005-81, Class A1 0.52%, 02/25/2037 *	630	342
Series 2006-30T1, Class 1A3 6.25%, 11/25/2036	409	321
Series 2006-J8, Class A2 6.00%, 02/25/2037	380	232
Series 2006-OA17, Class 1A1A 0.44%, 12/20/2046 *	2,399	1,269
Series 2007-2CB, Class 1A13 5.75%, 03/25/2037 *	651	447
Series 2007-HY4, Class 1A1 2.82%, 06/25/2037 *	1,078	696
Series 2007-OA6, Class A1B 0.44%, 06/25/2037 *	1,062	697
Countrywide Home Loan Mortgage Pass- Through Trust Series 2002-30, Class M 2.71%, 10/19/2032 *	16	11
Series 2004-12, Class 12A1 2.63%, 08/25/2034 *	393	306
Series 2004-R1, Class 2A 6.50%, 11/25/2034—144A	558	567
Series 2005-R2, Class 1AF1 0.58%, 06/25/2035—144A *	1,414	1,203
Credit Suisse First Boston Mortgage Securities Corp. Series 2002-P1A, Class A 0.92%, 03/25/2032—144A *	1	◆
Series 2003-AR15, Class 2A1 2.38%, 06/25/2033 *	913	851
Deutsche ALT-A Securities, Inc., Alternate Loan Trust Series 2005-6, Class 2A3 5.50%, 12/25/2035	830	597
First Horizon Alternative Mortgage Securities Series 2007-FA4, Class 1A8 6.25%, 08/25/2037	383	246
First Horizon Asset Securities, Inc. Series 2005-AR3, Class 2A1 2.73%, 08/25/2035 *	71	58
GSR Mortgage Loan Trust Series 2005-AR6, Class 2A1 2.65%, 09/25/2035 *	125	121
Harborview Mortgage Loan Trust Series 2006-1, Class 2A1A 0.48%, 03/19/2036 *	1,517	826
Series 2006-6, Class 5A1A 5.24%, 08/19/2036 *	548	385
Series 2006-12, Class 2A2A 0.43%, 01/19/2038 *	1,013	648
Series 2007-1, Class 2A1A 0.37%, 04/19/2038 *	1,052	681

	Principal (000’s)	Value (000’s)
MORTGAGE-BACKED SECURITIES (continued)
IndyMac Index Mortgage Loan Trust Series 2004-AR11, Class 2A 2.59%, 12/25/2034 *	$44	$33
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2011-FL1, Class A 2.14%, 11/15/2028—144A *	5,900	5,923
JPMorgan Mortgage Trust Series 2005-A1, Class 6T1 5.00%, 02/25/2035 *	122	122
Series 2007-A1, Class 5A5 2.85%, 07/25/2035 *	728	704
LB-UBS Commercial Mortgage Trust Series 2007-C7, Class A3 5.87%, 09/15/2045 *	1,900	2,169
Luminent Mortgage Trust Series 2006-6, Class 2A1 0.44%, 10/25/2046 *	601	387
MASTR Alternative Loans Trust Series 2006-2, Class 2A1 0.64%, 03/25/2036 *	132	26
Mellon Residential Funding Corp. Series 2000-TBC3, Class A1 0.68%, 12/15/2030 *	290	272
MLCC Mortgage Investors, Inc. Series 2005-2, Class 3A 1.24%, 10/25/2035 *	40	35
Series 2005-3, Class 4A 0.49%, 11/25/2035 *	36	29
Series 2005-A10, Class A 0.45%, 02/25/2036 *	176	127
Morgan Stanley Capital I Series 2007-IQ15, Class A4 6.08%, 06/11/2049 *	100	112
Permanent Master Issuer PLC Series 2011-1A, Class 1A1 1.97%, 07/15/2042—144A *	2,100	2,111
Series 2011-1A, Class 1A3 2.06%, 07/15/2042—144A *	4,200	5,584
Residential Accredit Loans, Inc. Series 2006-QO6, Class A1 0.42%, 06/25/2046 *	302	114
Residential Asset Securitization Trust Series 2006-R1, Class A2 0.64%, 01/25/2046 *	297	124
Residential Funding Mortgage Securities I Series 2003-S9, Class A1 6.50%, 03/25/2032	2	3
RMAC Securities PLC Series 2007-NS1X, Class A2B 0.62%, 06/12/2044 *	3,708	3,109
Sequoia Mortgage Trust Series 10, Class 2A1 1.00%, 10/20/2027 *	45	43
Series 2007-1, Class 1A1 2.57%, 01/20/2047 *	642	469
Structured Adjustable Rate Mortgage Loan Trust Series 2004-19, Class 2A1 1.56%, 01/25/2035 *	192	125
Structured Asset Mortgage Investments, Inc. Series 2002-AR3, Class A1 0.90%, 09/19/2032 *	20	18

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica Total Return

(formerly, Transamerica PIMCO Total Return)

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
MORTGAGE-BACKED SECURITIES (continued)
Structured Asset Mortgage Investments, Inc. (continued) Series 2005-AR5, Class A1 0.49%, 07/19/2035 *	$38	$26
Series 2005-AR5, Class A2 0.49%, 07/19/2035 *	66	57
Series 2005-AR5, Class A3 0.49%, 07/19/2035 *	126	112
Series 2005-AR8, Class A1A 0.52%, 02/25/2036 *	525	302
Series 2006-AR3, Class 12A1 0.46%, 05/25/2036 *	620	311
Series 2006-AR6, Class 2A1 0.43%, 07/25/2046 *	2,199	1,250
Structured Asset Securities Corp. Series 2003-22A, Class 2A1 2.80%, 06/25/2033 *	1,057	974
Wachovia Bank Commercial Mortgage Trust Series 2006-WL7A, Class A1 0.33%, 09/15/2021—144A *	735	711
WaMu Mortgage Pass-Through Certificates Series 2002-AR2, Class A 2.46%, 02/27/2034 *	18	18
Series 2002-AR9, Class 1A 1.56%, 08/25/2042 *	10	8
Series 2003-AR5, Class A7 2.56%, 06/25/2033 *	663	666
Series 2003-AR9, Class 2A 2.55%, 09/25/2033 *	1,288	1,294
Series 2005-AR11, Class A1A 0.56%, 08/25/2045 *	564	462
Series 2006-AR9, Class 2A 2.71%, 08/25/2046 *	551	390
Series 2006-AR19, Class 1A 0.90%, 01/25/2047 *	1,022	569
Series 2006-AR19, Class 1A1A 0.89%, 01/25/2047 *	870	556
Series 2007-HY1, Class 4A1 2.69%, 02/25/2037 *	2,037	1,438
Series 2007-OA1, Class A1A 0.86%, 02/25/2047 *	2,197	1,268
Wells Fargo Mortgage Backed Securities Trust Series 2003-13, Class A5 4.50%, 11/25/2018	83	84
Series 2004-CC, Class A1 2.60%, 01/25/2035 *	205	193
Series 2006-AR4, Class 2A6 5.61%, 04/25/2036 *	205	83
Series 2006-AR8, Class 2A4 2.69%, 04 /25/2036 *	388	314

Total Mortgage-Backed Securities (cost $55,148)		49,503

ASSET-BACKED SECURITIES—3.0%
Amortizing Residential Collateral Trust Series 2002-BC4, Class A 0.82%, 07/25/2032 *	4	3
Asset Backed Funding Certificates Series 2004-OPT5, Class A1 0.59%, 06/25/2034 *	365	272
Bear Stearns Asset Backed Securities Trust Series 2002-2, Class A1 0.90%, 10/25/2032 *	12	11

	Principal (000’s)	Value (000’s)
ASSET-BACKED SECURITIES (continued)
Bear Stearns Asset Backed Securities Trust (continued) Series 2006-SD4, Class 1A1 3.00%, 10/25/2036 *	$755	$519
Series 2007-AQ1, Class A1 0.35%, 11/25/2036 *	787	470
Chester Asset Receivables Dealings Series 2004-1, Class A 1.27%, 04/15/2016 *	3,700	5,889
Citigroup Mortgage Loan Trust, Inc. Series 2007-AHL1, Class A2A 0.28%, 12/25/2036 *	110	108
Countrywide Asset-Backed Certificates Series 2007-1, Class 2A 1 0.29%, 07/25/2037 *	128	126
Series 2007-7, Class 2A1 0.32%, 10/25/2047 *	17	16
Credit-Based Asset Servicing and Securitization LLC Series 2007-CB1, Class AF1A 0.31%, 01/25/2037 *	448	97
First Franklin Mortgage Loan Asset Backed Certificates Series 2005-FF1, Class A2C 0.61%, 12/25/2034 *	15	15
Harbourmaster CLO, Ltd. Series 5A, Class A1 1.14%, 06/15/2020—144A * ə	596	754
Home Equity Asset Trust Series 2002-1, Class A4 0.84%, 11/25/2032 *	1	1
JPMorgan Mortgage Acquisition Corp. Series 2007-CH3, Class A5 0.50%, 03/25/2037 *	3,500	1,270
Mid-State Trust Series 4, Class A 8.33%, 04/01/2030	158	159
Morgan Stanley Mortgage Loan Trust Series 2007-3XS, Class 2A1A 0.31%, 01/25/2047 *	125	109
Series 2007-8XS, Class A1 5.75%, 04/25/2037 *	349	229
Series 2007-10XS, Class A1 6.00%, 07/25/2047 *	333	240
New Century Home Equity Loan Trust Series 2006-1, Class A2B 0.42%, 05/25/2036 *	153	84
Park Place Securities, Inc. Series 2005-WCW1, Class A1B 0.50%, 09/25/2035 *	77	69
Penarth Master Issuer PLC Series 2011-1A, Class A1 0.89%, 05/18/2015—144A *	3,700	3,702
Plymouth Rock CLO, Ltd./Inc. Series 2010-1A, Class A 2.00%, 02/16/2019—144A *	2,311	2,305
Securitized Asset Backed Receivables LLC Series 2007-HE1, Class A2A 0.30%, 12/25/2036 *	83	18
Small Business Administration Participation Certificates Series 2003-20I, Class 1 5.13%, 09/01/2023	38	42

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica Total Return

(formerly, Transamerica PIMCO Total Return)

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
ASSET-BACKED SECURITIES (continued)
Small Business Administration Participation Certificates (continued) Series 2004-20C, Class 1 4.34%, 03/01/2024	$254	$276
Structured Asset Securities Corp. Series 2002-HF1, Class A 0.82%, 01/25/2033 *	3	2
Series 2006-BC6, Class A2 0.32%, 01/25/2037 *	68	68
Venture CDO, Ltd. Series 2007-8A, Class A2A 0.69%, 07/22/2021—144A *	6,000	5,609

Total Asset-Backed Securities (cost $23,445)		22,463

MUNICIPAL GOVERNMENT OBLIGATIONS—3.5%
Buckeye Tobacco Settlement Financing Authority 5.88%, 06/01/2047	600	467
Chicago Board of Education—Class A 5.00%, 12/01/2012	255	262
Chicago Transit Authority—Class A 6.90%, 12/01/2040	4,900	5,956
Chicago Transit Authority—Class B 6.90%, 12/01/2040	2,700	3,282
City of Chicago, IL—Series A 4.75%, 01/01/2036	6,930	7,166
Kentucky State Property & Building Commission 5.37%, 11/01/2025	100	114
New York City Transitional Finance Authority Future Tax Secured Revenue 4.73%, 11/01/2023	100	118
State of California 5.65%, 04/01/2039 *	5,900	6,171
State of California—Build America Bonds 7.50%, 04/01/2034	300	386
Tobacco Settlement Finance Authority—Series A 7.47%, 06/01/2047	1,125	834
Tobacco Settlement Financing Corp. 5.25%, 06/01/2019	30	30
5.50%, 06/01/2026	200	218
5.88%, 05/15/2039	40	40
Tobacco Settlement Financing Corp.—Series 1A 5.00%, 06/01/2041	1,400	1,104

Total Municipal Government Obligations (cost $23,840)		26,148

PREFERRED CORPORATE DEBT SECURITY—0.3%
Commercial Banks—0.3%
Royal Bank of Scotland Group PLC 7.64%, 09/29/2017 * Ž	3,000	2,018
Total Preferred Corporate Debt Security (cost $3,037)
CORPORATE DEBT SECURITIES—17.9%
Airlines—0.3%
Continental Airlines, Inc. 6.75%, 09/15/2015—144A	2,200	2,252
Automobiles—0.7%
Volkswagen International Finance NV 0.92%, 10/01/2012—144A *	3,500	3,503
1.08%, 04/01/2014—144A *	1,600	1,595

	Principal (000’s)		Value (000’s)
Capital Markets—2.5%
Goldman Sachs Group, Inc. 1.00%, 02/04/2013 *	EUR	300	$394
1.36%, 11/15/2014 *		500	629
6.75%, 10/01/2037		$900	890
Lehman Brothers Holdings (Escrow shares) 5.63%, 01/24/2013		4,100	1,020
Lehman Brothers Holdings Prod (Escrow shares) 0.00%, 12/30/2016		1,600	388
2.88%, 12/30/2016		500	126
6.88%, 05/02/2018		200	49
Lehman Brothers Holdings, Inc. Series I 6.75%, 12/28/2017 Џ ‡		1,700	◆
Morgan Stanley 1.16%, 04/13/2016 *	EUR	1,900	2,195
1.45%, 04/29/2013 *		$6,100	6,021
3.45%, 11/02/2015		4,200	4,108
7.30%, 05/13/2019		700	751
Morgan Stanley—Series MTN 6.63%, 04/01/2018		2,000	2,090
Commercial Banks—4.8%
Barclays Bank PLC 5.45%, 09/12/2012 ^		2,600	2,642
6.05%, 12/04/2017—144A		2,600	2,608
6.75%, 05/22/2019 ^		2,500	2,878
10.18%, 06/12/2021—144A		2,240	2,606
Canadian Imperial Bank of Commerce 2.00%, 02/04/2013—144A		1,200	1,215
Cie de Financement Foncier SA 2.50%, 09/16/2015—144A		6,000	6,042
Export-Import Bank of Korea 8.13%, 01/21/2014		3,300	3,627
HSBC Capital Funding, LP 10.18%, 06/30/2030—144A * Ž		150	195
Lloyds TSB Bank PLC 4.38%, 01/12/2015—144A		4,400	4,500
5.80%, 01/13/2020—144A		700	726
12.00%, 12/16/2024—144A * Ž		5,300	5,596
Rabobank Nederland NV 11.00%, 06/30/2019—144A * Ž		378	480
Royal Bank of Scotland PLC 5.63%, 08/24/2020 ^		2,000	2,055
Wells Fargo & Co. Series K 7.98%, 03/15/2018 * Ž ^		800	868
Consumer Finance—0.4%
Ally Financial, Inc. 3.87%, 06/20/2014 *		3,100	3,055
Diversified Financial Services—5.8%
Bank of America Corp. 7.63%, 06/01/2019		4,000	4,610
Bank of America Corp.—Series MTNL 5.65%, 05/01/2018		3,900	4,125
Bear Stearns Cos., LLC 5.70%, 11/15/2014		1,900	2,092
6.40%, 10/02/2017		900	1,050
7.25%, 02/01/2018		2,100	2,555
Citigroup, Inc. 0.60%, 03/07/2014 *		2,000	1,932
2.51%, 08/13/2013 *		1,200	1,206
5.50%, 04/11/2013		1,400	1,449
6.00%, 08/15/2017		600	665

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica Total Return

(formerly, Transamerica PIMCO Total Return)

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2012

(unaudited)

	Principal (000’s)		Value (000’s)
Diversified Financial Services (continued)
Ford Motor Credit Co., LLC (continued) 7.00%, 10/01/2013 ^		$400	$428
7.80%, 06/01/2012		600	603
International Lease Finance Corp. 7.13%, 09/01/2018—144A		6,600	7,260
JPMorgan Chase & Co. 4.25%, 10/15/2020		1,900	1,990
4.40%, 07/22/2020		200	212
4.95%, 03/25/2020		900	988
6.30%, 04/23/2019		900	1,054
Merrill Lynch & Co., Inc. 0.98%, 01/31/2014 *	EUR	1,000	1,267
6.88%, 04/25/2018		$3,900	4,346
Merrill Lynch & Co., Inc.—Series C 6.40%, 08/28/2017		400	432
SSIF Nevada, LP 1.17%, 04/14/2014—144A *		500	496
TNK-BP Finance SA 7.50%, 03/13/2013—Reg S		4,000	4,190
Diversified Telecommunication Services—0.1%
Deutsche Telekom International Finance BV 8.13%, 05/29/2012	EUR	124	165
KT Corp. 4.88%, 07/15/2015—144A		$200	214
Energy Equipment & Services—0.2%
NGPL PipeCo LLC 7.12%, 12/15/2017—144A ^		1,800	1,741
Food Products—0.8%
Wrigley WM Jr., Co. 2.45%, 06/28/2012—144A		6,300	6,317
Household Durables—0.1%
Urbi Desarrollos Urbanos SAB de CV 9.50%, 01/21/2020—144A		400	414
Insurance—0.3%
American International Group, Inc. 4.25%, 09/15/2014		1,000	1,043
5.60%, 10/18/2016		1,000	1,093
Metals & Mining—0.0% ¥
CSN Resources SA 6.50%, 07/21/2020—144A		300	332
Oil, Gas & Consumable Fuels—0.9%
Gazprom OAO Via GAZ Capital SA 6.51%, 03/07/2022—Reg S		3,500	3,842
8.15%, 04/11/2018—144A		1,000	1,180
Gazprom OAO Via GAZ Capital SA—Series 2 8.63%, 04/28/2034—Reg S		1,500	1,922
Paper & Forest Products—0.4%
Georgia-Pacific LLC 5.40%, 11/01/2020—144A ^		2,500	2,849
Tobacco—0.6%
Altria Group, Inc. 4.13%, 09/11/2015		400	437
9.70%, 11/10/2018		1,900	2,581
Reynolds American, Inc. 7.63%, 06/01/2016		200	241
7.75%, 06/01/2018		1,000	1,254
Transportation Infrastructure—0.0% ¥
Korea Expressway Corp. 5.13%, 05/20/2015—144A		200	214

Total Corporate Debt Securities (cost $128,226)			133,893

	Principal (000’s)	Value (000’s)
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS—1.7%
U.S. Treasury Bill 0.10%, 08/30/2012 ▲^ß	$4,400	$4,398
0.11%, 09/06/2012 ▲ß	4,700	4,698
0.12%, 08/23/2012—09/20/2012 ▲^	1,900	1,899
0.12%, 09/27/2012 ▲ ^	1,600	1,599
0.14%, 10/18/2012 ▲	300	300

Total Short-Term U.S. Government Obligations (cost $12,894)		12,894

	Shares	Value (000’s)
CONVERTIBLE PREFERRED STOCK—0.2%
Commercial Banks—0.2%
Wells Fargo & Co., 7.50%	1,600	1,792
Total Convertible Preferred Stock (cost $1,384)
PREFERRED STOCK—0.1%
Thrifts & Mortgage Finance—0.1%
DG Funding Trust, 1.05%—144A * ə §	119	890
Total Preferred Stock (cost $1,266)
SECURITIES LENDING COLLATERAL—5.1%
State Street Navigator Securities Lending Trust—Prime Portfolio, 0.29% ▲	37,779,639	37,780
Total Securities Lending Collateral (cost $37,780)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENTS—17.9%
Bank of America 0.21% ▲, dated 04/30/2012, to be repurchased at $16,500 on 05/01/2012. Collateralized by a U.S. Government Obligation, 0.88%, due 02/28/2017, with a value of $16,830.	$16,500	16,500
Barclays Capital, Inc. 0.21% ▲, dated 04/30/2012, to be repurchased at $5,000 on 05/01/2012. Collateralized by a U.S. Government Agency Obligation, 5.00%, due 06/20/2040, with a value of $5,166.	5,000	5,000
BNP Paribas 0.20%—0.23% ▲, dated 04/30/2012, to berepurchased at $74,800 on 05/01/2012. Collateralized by a U.S. Government Agency Obligation and a U.S. Government Obligation, 4.50%—6.13%, due 05/15/2029—03/01/2034, with a total value of $76,352.	74,800	74,800
Citigroup Global Markets 0.21% ▲, dated 04/30/2012, to be repurchased at $5,500 on 05/01/2012. Collateralized by a U.S. Government Agency Obligation, 1.00%, due 02/13/2017, with a value of $5,674.	5,500	5,500
Goldman Sachs 0.21% ▲, dated 04/30/2012, to be repurchased at $4,100 on 05/01/2012. Collateralized by a U.S. Government Agency Obligation, 4.50%, due 08/01/2041, with a value of $4,228.	4,100	4,100

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica Total Return

(formerly, Transamerica PIMCO Total Return)

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2012

(unaudited)

	Principal	Value
	(000’s)	(000’s)
REPURCHASE AGREEMENTS (continued)
JPMorgan Securities 0.22% ▲, dated 04/30/2012, to be repurchased at $5,000 on 05/01/2012. Collateralized by a U.S. Government Agency Obligation, 1.00%, due 12/05/2014, with a value of $5,085.	$5,000	$5,000
Morgan Stanley & Co. 0.20% ▲, dated 04/30/2012, to be repurchased at $22,200 on 05/01/2012. Collateralized by U.S. Government Obligations, 2.38%—4.25%, due 09/30/2014—11/15/2040, with a total value of $22,421.	22,200	22,200
State Street Bank & Trust Co. 0.03% ▲, dated 04/30/2012, to be repurchased at $863 on 05/01/2012. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 11/25/2040, and with a value of $881.	863	863

Total Repurchase Agreements (cost $133,963)		133,963

Total Investment Securities (cost $903,884) P		921,610
Other Assets and Liabilities—Net		(174,568)

Net Assets		$747,042

	Principal	Value
	(000’s)	(000’s)
SECURITIES SOLD SHORT—(8.2%)
U.S. Government Agency Obligations—(8.2%)
Fannie Mae, TBA ☐
4.00%	$(24,000)	$(25,517)
4.50%	(800)	(859)
5.00%	(3,000)	(3,258)
5.50%	(12,000)	(13,106)
6.00%	(1,100)	(1,215)
Freddie Mac, TBA ☐
4.50%	(16,000)	(17,060)

Total Securities Sold Short (proceeds $(60,724))		(61,015)

WRITTEN SWAPTIONS:   p

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount (000’s)	Premiums (Received) (000’s)	Value (000’s)
Call—Interest Rate Swap, European Style	DUB	5-Year IRO USD	Receive	1.40%	03/18/2013	$(29,100)	$(187)	$(310)
Put—Interest Rate Swap, European Style	DUB	5-Year IRO USD	Pay	1.40	03/18/2013	(29,100)	(715)	(395)

							$(902)	$(705)

CENTRALLY CLEARED SWAP AGREEMENTS: p

CREDIT DEFAULT SWAPS ON CREDIT INDICES—BUY PROTECTION:(1)

Reference Obligation	Fixed Deal Pay Rate	Maturity Date	Counterparty	Currency Code	Notional Amount (000’s)(3)	Market Value (000’s)(5)	Premiums Paid (000’s)	Unrealized (Depreciation) (000’s)
North America High Yield Index—Series 14	5.00%	06/20/2015	BCLY	USD	$7,760	$(159)	$237	$(396)
North America High Yield Index—Series 15	5.00	12/20/2015	BCLY	USD	23,668	(259)	1,052	(1,311)

						$(418)	$1,289	$(1,707)

OTC SWAP AGREEMENTS:  p

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES—BUY PROTECTION:(1)

Reference Obligation	Fixed Deal Pay Rate	Maturity Date	Counterparty	Implied Credit Spread (BP) at 04/30/2012(2)	Notional Amount (000’s)(3)	Market Value (000’s)(5)		Premiums Paid (000’s)		Unrealized (Depreciation) (000’s)
Time Warner, Inc., 5.88%, 11/15/2016	1.19%	03/20/2014	DUB	29.11	$20	$	(◆)	$	◆	$	(◆)

CREDIT DEFAULT SWAPS ON CREDIT INDICES—BUY PROTECTION:(1)

Reference Obligation	Fixed Deal Pay Rate	Maturity Date	Counterparty	Currency Code	Notional Amount (000’s)(3)	Market Value (000’s)	Premiums Paid (000’s)		Unrealized (Depreciation) (000’s)
Dow Jones North America Investment Grade Index—Series 5	0.14%	12/20/2012	MSC	USD	$4,500	$(3)	$	◆	$(3)
North America High Yield Index—Series 14	5.00	06/20/2015	DUB	USD	6,402	(103)		302	(405)

						$(106)		$302	$(408)

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica Total Return

(formerly, Transamerica PIMCO Total Return)

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2012

(unaudited)

OTC SWAP AGREEMENTS (continued):  p

CREDIT DEFAULT SWAPS ON CREDIT INDICES—SELL PROTECTION:(4)

Reference Obligation	Fixed Deal Pay Rate	Maturity Date	Counterparty	Currency Code	Notional Amount (000’s)(3)	Market Value (000’s)	Premiums Paid (Received) (000’s)		Unrealized (Depreciation) (000’s)
Dow Jones North America Investment Grade Index—Series 5	0.46%	12/20/2015	MSC	USD	$3,200	$(198)	$	◆	$(198)
North America Investment Grade Index—Series 16	1.00	06/20/2016	BCLY	USD	6,000	30		(47)	77

						$(168)		$(47)	$(121)

INTEREST RATE SWAP AGREEMENTS—FIXED RATE PAYABLE:

Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Currency Code	Notional Amount (000’s)	Market Value (000’s)	Premiums Paid (Received) (000’s)	Net Unrealized Appreciation (000’s)
6-Month AUD BBR-BBSW	5.50%	12/15/2017	BCLY	AUD	3,600	$251	$(14)	$265
6-Month AUD BBR-BBSW	5.50	12/15/2017	DUB	AUD	2,200	154	(7)	161
6-Month EURIBOR	2.00	03/21/2017	MSC	EUR	3,300	124	101	23
6-Month EURIBOR	2.00	03/21/2017	MSC	EUR	6,600	229	(41)	270
BRL-CDI	12.12	01/02/2014	HSBC	BRL	11,600	395	12	383
BRL-CDI	11.99	01/02/2014	GSC	BRL	4,000	127	1	126
BRL-CDI	11.96	01/02/2014	GSC	BRL	24,800	777	(12)	789
BRL-CDI	12.56	01/02/2014	HSBC	BRL	3,200	91	4	87
BRL-CDI	12.51	01/02/2014	JPM	BRL	3,300	93	2	91
BRL-CDI	11.94	01/02/2014	HSBC	BRL	6,200	170	9	161
BRL-CDI	10.53	01/02/2014	HSBC	BRL	5,200	61	1	60
BRL-CDI	10.58	01/02/2014	MSC	BRL	9,300	114	15	99
BRL-CDI §	10.14	01/02/2015	HSBC	BRL	32,100	249	61	188
BRL-CDI §	10.61	01/02/2015	MSC	BRL	18,400	230	101	129
BRL-CDI §	9.93	01/02/2015	UBS	BRL	22,600	127	18	109
BRL-CDI §	9.93	01/02/2015	MSC	BRL	26,200	147	11	136
BRL-CDI §	9.94	01/02/2015	GSC	BRL	21,600	123	◆	123
MXN-TIIE-Banxico	6.50	03/05/2013	MSC	MXN	64,800	66	(1)	67
MXN-TIIE-Banxico	7.50	06/02/2021	UBS	MXN	80,200	525	242	283

						$4,053	$503	$3,550

INTEREST RATE SWAP AGREEMENTS—FIXED RATE RECEIVABLE:

Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Currency Code	Notional Amount (000’s)	Market Value (000’s)	Premiums (Received) (000’s)	Net Unrealized (Depreciation) (000’s)
3-Month USD-LIBOR	1.50%	06/20/2017	DUB	USD	$31,300	$(530)	$(349)	$(181)
3-Month USD-LIBOR	2.25	06/20/2022	UBS	USD	17,800	(278)	(32)	(246)

						$(808)	$(381)	$(427)

FUTURES CONTRACTS:

Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation) (000’s)
10-Year U.S. Treasury Note	Long	136	06/20/2012	$130
5-Year U.S. Treasury Note	Short	(34)	06/29/2012	(22)

				$108

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica Total Return

(formerly, Transamerica PIMCO Total Return)

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2012

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:  p

Currency	Counterparty	Contracts Bought (Sold) (000’s)	Settlement Date	Amount in U.S. Dollars Bought (Sold) (000’s)	Net Unrealized Appreciation (Depreciation) (000’s)
Australian Dollar	HSBC	(45,130)	05/17/2012	$(47,148)	$218
Brazilian Real	MSC	(3,856)	06/04/2012	(2,207)	198
Canadian Dollar	BCLY	(25,927)	06/21/2012	(26,174)	(41)
Chinese Yuan Renminbi	JPM	551	06/01/2012	86	1
Chinese Yuan Renminbi	CITI	4,808	06/01/2012	755	6
Chinese Yuan Renminbi	JPM	275	06/01/2012	43	1
Chinese Yuan Renminbi	DUB	8,367	02/01/2013	1,330	(9)
Chinese Yuan Renminbi	GSC	6,562	02/01/2013	1,046	(10)
Chinese Yuan Renminbi	DUB	6,353	02/01/2013	1,004	(1)
Chinese Yuan Renminbi	UBS	103,161	02/01/2013	16,366	(79)
Chinese Yuan Renminbi	UBS	7,078	08/05/2013	1,121	(5)
Chinese Yuan Renminbi	DUB	2,000	08/05/2013	319	(4)
Euro	CITI	242	06/14/2012	317	3
Euro	BNP	99	07/16/2012	131	◆
Euro	BOA	(18,164)	07/16/2012	(23,746)	(308)
Indian Rupee	JPM	242,258	07/12/2012	5,212	(687)
Japanese Yen	BCLY	(195,332)	06/07/2012	(2,377)	(70)
Malaysian Ringgit	JPM	9	07/16/2012	3	◆
Mexican Peso	UBS	186	06/15/2012	14	(◆ )
Mexican Peso	JPM	19	06/15/2012	1	◆
Mexican Peso	DUB	96	06/15/2012	7	◆
Mexican Peso	HSBC	67,375	06/15/2012	5,245	(94)
Mexican Peso	JPM	140	06/15/2012	11	◆
Mexican Peso	HSBC	157	06/15/2012	12	(◆ )
Norwegian Krone	HSBC	5,259	05/24/2012	908	11
Norwegian Krone	MSC	15,778	05/24/2012	2,713	41
Norwegian Krone	BCLY	5,259	05/24/2012	908	11
Norwegian Krone	BCLY	(10,518)	05/24/2012	(1,809)	(27)
Pound Sterling	UBS	(5,768)	06/12/2012	(9,090)	(268)
Republic of Korea Won	UBS	(46,025)	07/12/2012	(41)	◆
Singapore Dollar	UBS	9	05/15/2012	7	◆
Singapore Dollar	UBS	(9)	05/15/2012	(7)	◆
Singapore Dollar	UBS	9	08/03/2012	7	◆
Taiwan Dollar	UBS	122,831	06/05/2012	4,174	32

					$(1,081)

Collateral (Received) Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of 04/30/2012:

Counterparty	Total Market Value of OTC Derivatives (000’s)		Collateral (Received)/Pledged (000’s)	Net Exposures (1) (000’s)
BCLY		$154	$(650)		$(496)
BNP	$	◆	—	$	◆
BOA		(308)	261		(47)
CITI		9	(420)		(411)
DUB		(1,198)	1,422		224
GSC		1,017	(930)		87
HSBC		1,101	(1,290)		(189)
JPM		(592)	550		(42)
MSC		948	(695)		253
UBS		54	(530)		(476)

(1)	Net exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default.

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica Total Return

(formerly, Transamerica PIMCO Total Return)

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2012

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

^	All or a portion of this security is on loan. The value of all securities on loan is $37,018.
*	Floating or variable rate note. Rate is listed as of 04/30/2012.
ə	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is $4,318, or 0.58% of the fund’s net assets.
▲	Rate shown reflects the yield at 04/30/2012.
Ž	The security has a perpetual maturity. The date shown is the next call date.
§	Illiquid. Total aggregate market value of illiquid securities is $2,151, or 0.29%, of the fund’s net assets, and total aggregate market value of illiquid derivatives is $876, or 0.12% of the fund’s net assets.
‡	Non-income producing security.
Џ	In default.
¥	Percentage rounds to less than 0.1%.
P	Aggregate cost for federal income tax purposes is $903,884. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $30,602 and $12,876, respectively. Net unrealized appreciation for tax purposes is $17,726.
◆	Amount is less than 1.
(1)	If the fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (a) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (b) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	If the fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(5)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the references entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
g	A portion of this security in the amount of $156 has been segregated as collateral with the custodian to cover margin requirements for open futures contracts.
ß	A portion of these securities in the amount of $2,231 has been segregated as collateral with the custodian for open swaps, swaptions, and/or forward foreign currency contracts.
p	Cash in the amount of $3,775 has been pledged by the broker as collateral for open swaps, swaptions, and/or forward foreign currency contracts.
☐	Cash in the amount of $740 has been pledged by the broker as collateral for open short TBA transactions.

DEFINITIONS (all amounts in thousands):

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 04/30/2012, these securities aggregated $81,847 or 10.96% of the fund’s net assets.
BCLY	Barclays Bank PLC
BNP	BNP Paribas
BOA	Bank of America
BP	Basis Point
CDI	Credit Default Index
CITI	Citibank, Inc.
CLO	Collateralized Loan Obligation
DUB	Deutsche Bank AG
EURIBOR	Euro InterBank Offered Rate
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
IO	Interest Only
IRO	Interest Rate Option
JPM	JPMorgan Chase Bank
LIBOR	London Interbank Offered Rate
MSC	Morgan Stanley
OTC	Over the Counter
TBA	To Be Announced
TIIE	Tasa de Interés Interbancaria de Equilibrio (Mexican Interbank Interest Rate)
UBS	UBS AG

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica Total Return

(formerly, Transamerica PIMCO Total Return)

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2012

(unaudited)

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
MXN	Mexican Peso
USD	United States Dollar

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value at 04/30/2012
Asset-Backed Securities	$—	$22,463	$—	$22,463
Convertible Preferred Stock	1,792	—	—	1,792
Corporate Debt Securities	—	133,893	—	133,893
Foreign Government Obligations	—	62,774	—	62,774
Mortgage-Backed Securities	—	49,503	—	49,503
Municipal Government Obligations	—	26,148	—	26,148
Preferred Corporate Debt Security	—	2,018	—	2,018
Preferred Stock	—	—	890	890
Repurchase Agreements	—	133,963	—	133,963
Securities Lending Collateral	37,780	—	—	37,780
Short-Term U.S. Government Obligations	—	12,894	—	12,894
U.S. Government Agency Obligations	—	296,435	—	296,435
U.S. Government Obligations	—	141,057	—	141,057

Total	$39,572	$881,148	$890	$921,610

Securities Sold Short	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value at 04/30/2012
U.S. Government Agency Obligations	$—	$(61,015)	$—	$(61,015)

Other Financial Instruments	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value at 04/30/2012
Written Swaptions	$—	$(705)	$—	$(705)

Other Financial Instruments ₣	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value at 04/30/2012
Futures Contracts—Appreciation	$130	$—	$—	$130
Futures Contracts—Depreciation	(22)	—	—	(22)
Credit Default Swap—Appreciation	—	77	—	77
Credit Default Swap—Depreciation	(1,707)	(606)	—	(2,313)
Forward Foreign Currency Contracts—Appreciation	—	522	—	522
Forward Foreign Currency Contracts—Depreciation	—	(1,603)	—	(1,603)
Interest Rate Swaps—Appreciation	—	3,550	—	3,550
Interest Rate Swaps—Depreciation	—	(427)	—	(427)

Total	$(1,599)	$1,513	$—	$(86)

Level 3 Rollforward—Investment Securities

Securities	Beginning Balance at 10/31/2011	Purchases	(Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) ƒ	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 04/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 04/30/2012 ƒ
Preferred Stocks	$895	$—	$—	$—	$—	$(5)	$—	$—	$890	$(5)

'	See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
₣	Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.
ƒ	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 04/30/2012 may be due to an investment no longer held or categorized as Level 3 at period end.

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica Value

(formerly, Transamerica Third Avenue Value)

SCHEDULE OF INVESTMENTS

At April 30, 2012

(unaudited)

	Shares	Value (000’s)
COMMON STOCKS—86.9%
Canada—9.5%
Canfor Corp. ‡^	339,223	$3,716
Cenovus Energy, Inc. ^	247,000	8,954
EnCana Corp. ^	427,000	8,941
Viterra, Inc.	536,850	8,646
France—1.2%
Sanofi	51,950	3,965
Germany—3.1%
Lanxess AG	123,000	9,793
Hong Kong—14.4%
Cheung Kong Holdings, Ltd.	1,069,153	14,249
Henderson Land Development Co., Ltd.	2,449,727	13,956
Hutchison Whampoa, Ltd.	1,495,888	14,402
Wheelock & Co., Ltd.	1,062,000	3,586
Japan—6.9%
Mitsui Fudosan Co., Ltd.	474,462	8,691
Toyota Industries Corp. ^	480,107	13,561
Korea, Republic of—4.0%
POSCO ADR	154,261	12,842
Sweden—5.0%
Investor AB—Class A	811,796	15,942
Switzerland—2.8%
Pargesa Holding SA (Bearer Shares)	133,000	8,902
United Kingdom—3.6%
Resolution, Ltd.	1,923,688	6,987
Segro PLC REIT	1,285,000	4,611
United States—36.4%
Alamo Group, Inc. ^	63,983	2,155
Alexander & Baldwin, Inc.	43,770	2,239
Alleghany Corp. ‡	4,700	1,612
Applied Materials, Inc.	604,461	7,247
AVX Corp.	756,041	9,602
Bank of New York Mellon Corp.	560,052	13,246
Bristow Group, Inc. ^	173,630	8,482
Brookfield Asset Management, Inc.—Class A ^	505,036	16,655
Capital Southwest Corp.	19,256	1,843
Comerica, Inc.	20,000	640
Devon Energy Corp.	54,000	3,772
Electronics for Imaging, Inc. ‡ ^	212,436	3,792
Forest City Enterprises, Inc.—Class A ‡ ^	679,836	10,843
Haemonetics Corp. ‡ ^	26,000	1,861
Intel Corp.	255,961	7,270
Investment Technology Group, Inc. ‡ ^	424,815	4,333
KeyCorp	490,000	3,940
Leucadia National Corp. ^	95,000	2,362
Lexmark International, Inc.—Class A ^	21,205	638
Lowe’s Cos., Inc.	74,000	2,329
Sycamore Networks, Inc. ‡^	22,153	345
Tejon Ranch Co. ‡ ^	86,299	2,577
Tellabs, Inc.	941,479	3,550
Westwood Holdings Group, Inc. ^	111,753	4,110
White Mountains Insurance Group, Ltd.	3,000	1,569

Total Common Stocks (cost $325,311)		278,756

SECURITIES LENDING COLLATERAL—14.4%
State Street Navigator Securities Lending Trust—Prime Portfolio, 0.29% ▲	46,009,643	46,010
Total Securities Lending Collateral (cost $46,010)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT—12.2%
State Street Bank & Trust Co. 0.03% ▲, dated 04/30/2012, to be repurchased at $39,067 on 05/01/2012. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 12/01/2026, and with a value of $39,852.	$39,067	$39,067
Total Repurchase Agreement (cost $39,067)

Total Investment Securities (cost $410,388) P		363,833
Other Assets and Liabilities—Net		(43,249)

Net Assets		$320,584

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica Value

(formerly, Transamerica Third Avenue Value)

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2012

(unaudited)

INVESTMENTS BY INDUSTRY:	Percentage of Total Investments	Value (000’s)
Real Estate Management & Development	19.3%	$70,557
Diversified Financial Services	7.5	27,206
Capital Markets	6.5	23,532
Oil, Gas & Consumable Fuels	6.0	21,667
Semiconductors & Semiconductor Equipment	4.0	14,517
Industrial Conglomerates	4.0	14,402
Auto Components	3.7	13,561
Metals & Mining	3.5	12,842
Insurance	2.8	10,168
Chemicals	2.7	9,793
Electronic Equipment & Instruments	2.6	9,602
Food Products	2.4	8,646
Energy Equipment & Services	2.3	8,482
Real Estate Investment Trusts	1.3	4,611
Commercial Banks	1.3	4,580
Computers & Peripherals	1.2	4,430
Pharmaceuticals	1.1	3,965
Communications Equipment	1.1	3,895
Paper & Forest Products	1.0	3,716
Specialty Retail	0.6	2,329
Marine	0.6	2,239
Machinery	0.6	2,155
Health Care Equipment & Supplies	0.5	1,861

Investment Securities, at Value	76.6	278,756
Short-Term Investments	23.4	85,077

Total Investments	100.0%	$363,833

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

^	All or a portion of this security is on loan. The value of all securities on loan is $44,776.
‡	Non-income producing security.
▲	Rate shown reflects the yield at 04/30/2012.
P	Aggregate cost for federal income tax purposes is $410,388. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $25,304 and $71,859, respectively. Net unrealized depreciation for tax purposes is $46,555.

DEFINITIONS:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust (includes domestic REITs and Foreign Real Estate Investment Companies)

VALUATION SUMMARY (all amounts in thousands):  '

Investment Securities	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value at 04/30/2012
Common Stocks	$147,269	$131,487	$—	$278,756
Repurchase Agreement	—	39,067	—	39,067
Securities Lending Collateral	46,010	—	—	46,010

Total	$193,279	$170,554	$—	$363,833

'	See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

STATEMENTS OF ASSETS AND LIABILITIES

At April 30, 2012

(all amounts except per share amounts in thousands)

(unaudited)

	Transamerica Arbitrage Strategy		Transamerica Bond		Transamerica Core Bond	Transamerica Developing Markets Debt		Transamerica Developing Markets Equity
Assets:
Investment securities, at value	$120,603		$603,138		$2,197,086	$275,675		$499,687
Repurchase agreement, at value	11,504		10,592		83,814	26,718		24,890
Cash	—		—		103	—		—
Cash on deposit with broker	40,439		—		—	74		—
Foreign currency, at value	2,352		—		—	48		4,546
Receivables:
Investment securities sold	25,425		3,839		399	983		17,192
Shares of beneficial interest sold	6		66		51	10		5
Interest	5		6,964		11,642	4,310		—	(A)
Securities lending income (net)	—		23		25	6		32
Dividends	82		79		—	—		930
Dividend reclaims	2		—		—	—		2
Prepaid expenses	—	(A)	—	(A)	2	—	(A)	1
Unrealized appreciation on swap agreements	168		—		—	—		—
Premium paid on swap agreements	3		—		—	—		—
Unrealized appreciation on forward foreign currency contracts	289		—		—	—		—

	$200,878		$624,701		$2,293,122	$307,824		$547,285

Liabilities:
Due to custodian	1,635		—		—	—		—
Accounts payable and accrued liabilities:
Investment securities purchased	31,684		5,275		647	800		408
Shares of beneficial interest redeemed	40		86		2,007	17		13,535
Management and advisory fees	85		275		726	216		467
Trustees fees	1		3		14	2		3
Transfer agent fees	1		3		13	2		3
Custody fees	—		24		4	9		139
Administration fees	3		11		45	6		10
Audit and tax fees	11		10		11	10		28
Dividends from securities sold short	45		—		—	—		—
Swap income payable	20		—		—	—		—
Variation margin	—		—		—	24		—
Capital gains tax	—		—		—	—		174
Other	48		15		63	10		15
Collateral for securities on loan	—		110,958		163,547	32,103		60,718
Written options and swaptions, at value	289		—		—	—		—
Unrealized depreciation on swap agreements	271		—		—	—		—
Premium received on swap agreements	1		—		—	—		—
Securities sold short, at value	30,413		—		—	—		—
Unrealized depreciation on forward foreign currency contracts	445		—		—	—		—

	64,992		116,660		167,077	33,199		75,500

Net assets	$135,886		$508,041		$2,126,045	$274,625		$471,785

Net assets consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$134,336		$474,663		$2,035,092	$247,966		$411,845
Undistributed (accumulated) net investment income (loss)	(1,049)		1,123		(107)	548		704
Undistributed (accumulated) net realized gain (loss) from investments	1,549		3,699		10,540	2,322		21,703
Net unrealized appreciation (depreciation) on:
Investment securities	2,446		28,543		80,520	23,826		37,731
Futures contracts	—		—		—	(24)		—
Written option and swaption contracts	39		—		—	—		—
Swap agreements	(103)		—		—	—		—
Translation of assets and liabilities denominated in foreign currencies	(153)		13		—	(13)		(198)
Securities sold short	(1,179)		—		—	—		—

Net assets	$135,886		$508,041		$2,126,045	$274,625		$471,785

Shares outstanding	13,289		49,964		198,144	24,527		40,056
Net asset value and offering price per share	$10.23		$10.17		$10.73	$11.20		$11.78

Investment securities, at cost	$118,157		$574,595		$2,116,566	$251,849		$461,956

Repurchase agreement, at cost	$11,504		$10,592		$83,814	$26,718		$24,890

Foreign currency, at cost	$2,354		$—		$—	$67		$4,575

Securities loaned, at value	$—		$108,549		$160,276	$31,456		$58,401

Premium received on written option & swaption contracts	$328		$—		$—	$—		$—

Proceeds received from securities sold short	$29,234		$—		$—	$—		$—

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At April 30, 2012

(all amounts except per share amounts in thousands)

(unaudited)

	Transamerica Emerging Markets		Transamerica Global Macro		Transamerica Global Real Estate Securities		Transamerica Growth		Transamerica International
Assets:
Investment securities, at value	$230,761		$48,233		$184,256		$658,116		$450,285
Repurchase agreement, at value	6,674		27,652		2,111		2,402		12,670
Cash	42		—		—		—		—
Foreign currency, at value	836		—		103		—		479
Receivables:
Investment securities sold	21,632		47		397		19,864		5,733
Shares of beneficial interest sold	2		13		15		14		2
Interest	—	(A)	—	(A)	—	(A)	—	(A)	—	(A)
Securities lending income (net)	9		—		20		12		36
Dividends	402		—		466		158		1,503
Dividend reclaims	—		15		68		28		514
Variation margin	—		374		—		—		—
Other	138		38		—		186		—
Prepaid expenses	—	(A)	—	(A)	—	(A)	—	(A)	—	(A)
Unrealized appreciation on forward foreign currency contracts	—		1,846		—		—		—

	$260,496		$78,218		$187,436		$680,780		$471,222

Liabilities:
Accounts payable and accrued liabilities:
Investment securities purchased	2,557		23		128		840		439
Shares of beneficial interest redeemed	11,099		11		84		17,292		41
Management and advisory fees	233		85		112		421		340
Trustees fees	2		1		1		4		2
Transfer agent fees	2		1		1		1		3
Custody fees	89		16		32		14		99
Administration fees	5		2		3		14		9
Audit and tax fees	23		14		12		10		12
Capital gains tax	273		—		—		—		—
Other	14		3		5		20		11
Collateral for securities on loan	13,150		—		27,588		31,493		51,434
Written options and swaptions, at value	—		235		—		—		—
Unrealized depreciation on forward foreign currency contracts	—		1,240		—		—		—

	27,447		1,631		27,966		50,109		52,390

Net assets	$233,049		$76,587		$159,470		$630,671		$418,832

Net assets consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$256,992		$149,045		$204,856		$393,100		$522,208
Undistributed (accumulated) net investment income (loss)	181		(860)		(5,530)		(227)		2,510
Undistributed (accumulated) net realized gain (loss) from investments	(24,376)		(71,882)		(77,905)		32,804		(164,890)
Net unrealized appreciation (depreciation) on:
Investment securities	548		(60)		38,040		204,994		58,976
Futures contracts	—		(396)		—		—		—
Written option and swaption contracts	—		132		—		—		—
Translation of assets and liabilities denominated in foreign currencies	(296)		608		9		—		28

Net assets	$233,049		$76,587		$159,470		$630,671		$418,832

Shares outstanding	20,873		13,330		12,766		44,506		47,267
Net asset value and offering price per share	$11.17		$5.75		$12.49		$14.17		$8.86

Investment securities, at cost	$230,213		$48,293		$146,216		$453,122		$391,309

Repurchase agreement, at cost	$6,674		$27,652		$2,111		$2,402		$12,670

Foreign currency, at cost	$836		$—		$103		$—		$477

Securities loaned, at value	$12,524		$—		$26,591		$30,613		$48,918

Premium received on written option & swaption contracts	$—		$367		$—		$—		$—

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At April 30, 2012

(all amounts except per share amounts in thousands)

(unaudited)

	Transamerica International Equity Opportunities		Transamerica International Small Cap		Transamerica International Value		Transamerica International Value Opportunities
Assets:
Investment securities, at value	$377,463		$338,029		$157,627		$476,094
Repurchase agreement, at value	—		2,280		—		7,936
Foreign currency, at value	638		602		148		202
Receivables:
Investment securities sold	5,830		6,776		4,483		2,201
Shares of beneficial interest sold	2		3		1		2
Interest	—		—	(A)	—		—	(A)
Securities lending income (net)	75		30		29		38
Dividends	1,426		1,296		667		2,040
Dividend reclaims	422		119		242		467
Prepaid expenses	—	(A)	—	(A)	—	(A)	—	(A)
Unrealized appreciation on forward foreign currency contracts	—		—		—		873

	$385,856		$349,135		$163,197		$489,853

Liabilities:
Due to custodian	2,688		—		2,124		—
Accounts payable and accrued liabilities:
Investment securities purchased	710		166		687		3,070
Shares of beneficial interest redeemed	6,290		22		12		31
Management and advisory fees	272		278		109		384
Trustees fees	2		2		1		2
Transfer agent fees	—	(A)	2		1		3
Custody fees	63		90		36		112
Administration fees	7		6		3		10
Audit and tax fees	10		11		10		12
Other	8		10		6		14
Collateral for securities on loan	33,670		41,387		18,280		33,993

	43,720		41,974		21,269		37,631

Net assets	$342,136		$307,161		$141,928		$452,222

Net assets consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$326,352		$275,741		$350,586		$410,898
Undistributed (accumulated) net investment income (loss)	2,963		75		950		2,783
Undistributed (accumulated) net realized gain (loss) from investments	2,634		3,846		(196,416)		(6,186)
Net unrealized appreciation (depreciation) on:
Investment securities	10,166		27,482		(13,209)		43,812
Translation of assets and liabilities denominated in foreign currencies	21		17		17		915

Net assets	$342,136		$307,161		$141,928		$452,222

Shares outstanding	46,603		37,572		20,890		50,779
Net asset value and offering price per share	$7.34		$8.18		$6.79		$8.91

Investment securities, at cost	$367,297		$310,547		$170,836		$432,282

Repurchase agreement, at cost	$—		$2,280		$—		$7,936

Foreign currency, at cost	$638		$601		$148		$201

Securities loaned, at value	$32,137		$38,751		$17,460		$32,258

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At April 30, 2012

(all amounts except per share amounts in thousands)

(unaudited)

	Transamerica Large Cap Value		Transamerica Long/Short Strategy		Transamerica Mid Cap Value		Transamerica Real Return TIPS
Assets:
Investment securities, at value	$592,517		$78,608		$190,337		$1,096,396
Repurchase agreement, at value	—		47		2,860		1,563
Cash on deposit with broker	—		53,281		—		—
Foreign currency, at value	—		—		—		164
Receivables:
Investment securities sold	8,346		1,132		801		6,859
Shares of beneficial interest sold	13		25		—		1,514
Interest	—	(A)	—	(A)	—	(A)	4,258
Securities lending income (net)	19		—		2		8
Dividends	613		86		93		—
Prepaid expenses	—	(A)	—	(A)	—	(A)	1
Unrealized appreciation on swap agreements	—		—		—		1,302
Premium paid on swap agreements	—		—		—		1,833
Unrealized appreciation on forward foreign currency contracts	—		—		—		296

	$601,508		$133,179		$194,093		$1,114,194

Liabilities:
Cash deposit due to broker	—		—		—		1,475
Accounts payable and accrued liabilities:
Investment securities purchased	8,342		1,079		56		102,125
Shares of beneficial interest redeemed	303		11		91		84
Management and advisory fees	377		86		128		514
Trustees fees	3		1		1		6
Transfer agent fees	4		—	(A)	1		6
Custody fees	10		8		6		13
Administration fees	12		2		4		20
Audit and tax fees	10		10		9		13
Dividends from securities sold short	—		72		—		—
Swap income payable	—		—		—		24
Variation margin	—		—		—		29
Other	18		11		6		34
Collateral for securities on loan	25,560		—		16,040		90,185
Written options and swaptions, at value	—		—		—		1,621
Unrealized depreciation on swap agreements	—		—		—		483
Premium received on swap agreements	—		—		—		119
Securities sold short, at value	—		56,246		—		—
Unrealized depreciation on forward foreign currency contracts	—		—		—		2,117

	34,639		57,526		16,342		198,868

Net assets	$566,869		$75,653		$177,751		$915,326

Net assets consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$590,538		$89,089		$144,906		$835,909
Undistributed (accumulated) net investment income (loss)	2,377		(501)		501		4,635
Undistributed (accumulated) net realized gain (loss) from investments	(113,711)		(13,389)		(13,264)		16,387
Net unrealized appreciation (depreciation) on:
Investment securities	87,665		5,121		45,608		59,056
Futures contracts	—		—		—		265
Written option and swaption contracts	—		—		—		195
Swap agreements	—		—		—		819
Translation of assets and liabilities denominated in foreign currencies	—		—		—		(1,940)
Securities sold short	—		(4,667)		—		—

Net assets	$566,869		$75,653		$177,751		$915,326

Shares outstanding	57,760		9,467		14,407		80,982
Net asset value and offering price per share	$9.81		$7.99		$12.34		$11.30

Investment securities, at cost	$504,852		$73,487		$144,729		$1,037,340

Repurchase agreement, at cost	$—		$47		$2,860		$1,563

Foreign currency, at cost	$—		$—		$—		$163

Securities loaned, at value	$24,967		$—		$15,647		$88,389

Premium received on written option & swaption contracts	$—		$—		$—		$1,816

Proceeds received from securities sold short	$—		$51,579		$—		$—

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At April 30, 2012

(all amounts except per share amounts in thousands)

(unaudited)

	Transamerica Select Equity		Transamerica Small-& Mid- Cap Value Select		Transamerica Small Company Growth		Transamerica Total Return		Transamerica Value
Assets:
Investment securities, at value	$1,212,810		$186,855		$291,083		$787,647		$324,766
Repurchase agreement, at value	54,995		118,838		884		133,963		39,067
Cash on deposit with broker	—		—		—		469		—
Foreign currency, at value	—		—		—		50		616
Receivables:
Investment securities sold	2,545		352		877		97,968		679
Shares of beneficial interest sold	10		3		3		58		862
Interest	—	(A)	—	(A)	—	(A)	4,810		—	(A)
Securities lending income (net)	—	(A)	6		218		7		10
Dividends	1,263		91		112		—		921
Dividend reclaims	—		—		—		—		38
Variation margin	—		—		—		16		—
Prepaid expenses	3		—	(A)	—	(A)	—	(A)	—	(A)
Unrealized appreciation on swap agreements	—		—		—		3,627		—
Premium paid on swap agreements	—		—		—		2,169		—
Unrealized appreciation on forward foreign currency contracts	—		—		—		522		—

	$1,271,626		$306,145		$293,177		$1,031,306		$366,959

Liabilities:
Cash deposit due to broker	—		—		—		4,515		—
Accounts payable and accrued liabilities:
Investment securities purchased	2,183		—		—		174,293		—
Shares of beneficial interest redeemed	306		99,842		48		272		101
Management and advisory fees	767		217		189		401		213
Trustees fees	7		1		1		4		2
Transfer agent fees	8		2		2		4		2
Custody fees	—		11		3		10		20
Administration fees	27		6		5		15		7
Audit and tax fees	10		10		9		13		10
Swap income payable	—		—		—		367		—
Other	52		9		6		24		10
Collateral for securities on loan	—		22,838		60,047		37,780		46,010
Written options and swaptions, at value	—		—		—		705		—
Unrealized depreciation on swap agreements	—		—		—		2,740		—
Premium received on swap agreements	—		—		—		503		—
Securities sold short, at value	—		—		—		61,015		—
Unrealized depreciation on forward foreign currency contracts	—		—		—		1,603		—

	3,360		122,936		60,310		284,264		46,375

Net assets	$1,268,266		$183,209		$232,867		$747,042		$320,584

Net assets consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$1,125,699		$155,132		$187,566		$730,861		$454,090
Undistributed (accumulated) net investment income (loss)	787		503		1,704		(1,096)		886
Undistributed (accumulated) net realized gain (loss) from investments	18,297		5,273		(3,043)		(267)		(87,853)
Net unrealized appreciation (depreciation) on:
Investment securities	123,483		22,301		46,641		17,726		(46,555)
Futures contracts	—		—		—		108		—
Written option and swaption contracts	—		—		—		197		—
Swap agreements	—		—		—		887		—
Translation of assets and liabilities denominated in foreign currencies	—		—		(1)		(1,083)		16
Securities sold short	—		—		—		(291)		—

Net assets	$1,268,266		$183,209		$232,867		$747,042		$320,584

Shares outstanding	111,643		19,321		18,827		70,607		14,480
Net asset value and offering price per share	$11.36		$9.48		$12.37		$10.58		$22.14

Investment securities, at cost	$1,089,327		$164,554		$244,442		$769,921		$371,321

Repurchase agreement, at cost	$54,995		$118,838		$884		$133,963		$39,067

Foreign currency, at cost	$—		$—		$—		$50		$615

Securities loaned, at value	$—		$22,260		$58,178		$37,018		$44,776

Premium received on written option & swaption contracts	$—		$—		$—		$902		$—

Proceeds received from securities sold short	$—		$—		$—		$60,724		$—

(A)	Rounds to less than $1.

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

STATEMENTS OF OPERATIONS

For the period ended April 30, 2012

(all amounts in thousands)

(unaudited)

	Transamerica Arbitrage Strategy	Transamerica Bond	Transamerica Core Bond	Transamerica Developing Markets Debt	Transamerica Developing Markets Equity
Investment income:
Dividend income	$623	$983	$—	$—	$4,054
Withholding taxes on foreign income	(7)	(31)	—	(2)	(167)
Interest income	—	12,760	38,110	8,686	1
Securities lending income (net)	—	97	170	43	134

	616	13,809	38,280	8,727	4,022

Expenses:
Management and advisory	803	1,537	4,310	1,406	2,791
Transfer agent	6	18	80	11	19
Printing and shareholder reports	2	6	19	4	6
Custody	182	64	198	43	403
Administration	17	52	230	33	54
Legal	3	8	35	5	8
Audit and tax	10	9	9	8	27
Trustees	1	4	20	3	4
Dividends on securities sold short	593	—	—	—	—
Other	4	4	15	3	5

Total expenses	1,621	1,702	4,916	1,516	3,317

Expenses reimbursed	(36)	—	—	—	—

Net expenses	1,585	1,702	4,916	1,516	3,317

Net investment income (loss)	(969)	12,107	33,364	7,211	705

Net realized gain (loss) on transactions from:
Investment securities	1,911	3,744	11,814	3,595	28,768	(A)
Futures contracts	—	—	—	488	—
Written option and swaption contracts	963	—	—	—	—
Swap agreements	(293)	—	—	—	—
Foreign currency transactions	(764)	(45)	—	(5)	(280)
Securities sold short	(185)	—	—	—	—

Net realized gain	1,632	3,699	11,814	4,078	28,488

Net increase (decrease) in unrealized appreciation (depreciation) on:
Investment securities	195	13,920	19,962	10,478	3,099	(B)
Futures contracts	—	—	—	(61)	—
Written option and swaption contracts	143	—	—	—	—
Swap agreements	(103)	—	—	—	—
Translation of assets and liabilities denominated in foreign currencies	621	56	—	4	(77)
Securities sold short	(388)	—	—	—	—

Net change in unrealized appreciation (depreciation):	468	13,976	19,962	10,421	3,022

Net realized and change in unrealized gain	2,100	17,675	31,776	14,499	31,510

Net increase in net assets resulting from operations	$1,131	$29,782	$65,140	$21,710	$32,215

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

STATEMENTS OF OPERATIONS (continued)

For the period ended April 30, 2012

(all amounts in thousands)

(unaudited)

	Transamerica Emerging Markets		Transamerica Global Macro	Transamerica Global Real Estate Securities		Transamerica Growth	Transamerica International
Investment income:
Dividend income	$2,300		$—	$2,761		$2,707	$5,717
Withholding taxes on foreign income	(258)		—	(108)		(42)	(526)
Interest income	1		23	—	(C)	1	2
Securities lending income (net)	33		—	64		58	124

	2,076		23	2,717		2,724	5,317

Expenses:
Management and advisory	1,556		769	597		2,344	1,714
Transfer agent	10		5	6		23	13
Printing and shareholder reports	4		2	3		7	5
Custody	328		78	82		52	166
Administration	29		13	16		66	39
Legal	4		3	2		10	6
Audit and tax	22		11	10		9	11
Trustees	3		1	1		6	3
Registration	20		—	1		1	—
Other	3		1	2		6	4

Total expenses	1,979		883	720		2,524	1,961

Expenses reimbursed	(84)		—	—		—	—

Net expenses	1,895		883	720		2,524	1,961

Net investment income (loss)	181		(860)	1,997		200	3,356

Net realized gain (loss) on transactions from:
Investment securities	(21,337	) (D)	(4,203)	5,607		37,765	5,225
Futures contracts	—		2,626	—		—	—
Written option and swaption contracts	—		1,003	—		—	—
Foreign currency transactions	171		2,341	(64)		(21)	(263)

Net realized gain (loss)	(21,166)		1,767	5,543		37,744	4,962

Net increase (decrease) in unrealized appreciation (depreciation) on:
Investment securities	24,826	(E)	303	6,050		45,842	11,881
Futures contracts	—		(2,007)	—		—	—
Written option and swaption contracts	—		252	—		—	—
Translation of assets and liabilities denominated in foreign currencies	210		(687)	12		—	31

Net change in unrealized appreciation (depreciation):	25,036		(2,139)	6,062		45,842	11,912

Net realized and change in unrealized gain (loss)	3,870		(372)	11,605		83,586	16,874

Net increase (decrease) in net assets resulting from operations	$4,051		$(1,232)	$13,602		$83,786	$20,230

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

STATEMENTS OF OPERATIONS (continued)

For the period ended April 30, 2012

(all amounts in thousands)

(unaudited)

	Transamerica International Equity Opportunities		Transamerica International Small Cap		Transamerica International Value		Transamerica International Value Opportunities
Investment income:
Dividend income	$5,150		$3,200		$2,191		$5,847
Withholding taxes on foreign income	(406)		(188)		(151)		(446)
Interest income	—	(C)	1		—	(C)	2
Securities lending income (net)	135		197		107		122

	4,879		3,210		2,147		5,525

Expenses:
Management and advisory	1,538		1,633		651		2,186
Transfer agent	13		11		6		16
Printing and shareholder reports	5		5		3		6
Custody	148		182		89		186
Administration	37		33		16		47
Legal	6		5		3		7
Audit and tax	8		10		8		11
Trustees	3		3		1		4
Other	4		3		2		5

Total expenses	1,762		1,885		779		2,468

Net investment income	3,117		1,325		1,368		3,057

Net realized gain (loss) on transactions from:
Investment securities	3,111		4,523	(F)	(6,408)		(4,463)
Foreign currency transactions	(93)		(9)		(21)		1,712

Net realized gain (loss)	3,018		4,514		(6,429)		(2,751)

Net increase (decrease) in unrealized appreciation (depreciation) on:
Investment securities	16,111		16,958		8,386		20,965
Translation of assets and liabilities denominated in foreign currencies	30		39		9		(286)

Net change in unrealized appreciation (depreciation):	16,141		16,997		8,395		20,679

Net realized and change in unrealized gain (loss)	19,159		21,511		1,966		17,928

Net increase in net assets resulting from operations	$22,276		$22,836		$3,334		$20,985

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

STATEMENTS OF OPERATIONS (continued)

For the period ended April 30, 2012

(all amounts in thousands)

(unaudited)

	Transamerica Large Cap Value	Transamerica Long/Short Strategy	Transamerica Mid Cap Value	Transamerica Real Return TIPS
Investment income:
Dividend income	$6,879	$1,260	$1,861	$15
Withholding taxes on foreign income	(126)	1	(3)	—	(C)
Interest income	1	31	1	8,224
Securities lending income (net)	98	—	21	51

	6,852	1,292	1,880	8,290

Expenses:
Management and advisory	2,157	674	706	3,169
Transfer agent	21	4	6	37
Printing and shareholder reports	6	3	3	10
Custody	38	26	17	130
Administration	60	11	19	105
Legal	9	2	3	20
Audit and tax	9	8	8	11
Trustees	5	1	2	9
Dividends on securities sold short	—	1,063	—	—
Other	5	1	1	8

Total expenses	2,310	1,793	765	3,499

Net investment income (loss)	4,542	(501)	1,115	4,791

Net realized gain (loss) on transactions from:
Investment securities	20,303	2,475	5,832	15,080
Futures contracts	—	—	—	1,397
Written option and swaption contracts	—	—	—	1,743
Swap agreements	—	—	—	1,333
Foreign currency transactions	—	—	—	(1,322)
Securities sold short	—	(1,588)	—	—

Net realized gain	20,303	887	5,832	18,231

Net increase (decrease) in unrealized appreciation (depreciation) on:
Investment securities	38,332	7,231	15,934	15,326
Futures contracts	—	—	—	(981)
Written option and swaption contracts	—	—	—	(1,042)
Swap agreements	—	—	—	15
Translation of assets and liabilities denominated in foreign currencies	—	—	—	3,151
Securities sold short	—	(5,736)	—	—

Net change in unrealized appreciation (depreciation):	38,332	1,495	15,934	16,469

Net realized and change in unrealized gain	58,635	2,382	21,766	34,700

Net increase in net assets resulting from operations	$63,177	$1,881	$22,881	$39,491

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

STATEMENTS OF OPERATIONS (continued)

For the period ended April 30, 2012

(all amounts in thousands)

(unaudited)

	Transamerica Select Equity	Transamerica Small- & Mid-Cap Value Select	Transamerica Small Company Growth		Transamerica Total Return	Transamerica Value
Investment income:
Dividend income	$15,373	$2,011	$822		$77	$3,016
Withholding taxes on foreign income	—	5	(3)		—	(258)
Interest income	6	2	—	(C)	10,675	4
Securities lending income (net)	64	71	1,116		28	67

	15,443	2,089	1,935		10,780	2,829

Expenses:
Management and advisory	4,092	1,219	989		2,099	1,213
Transfer agent	43	10	8		24	11
Printing and shareholder reports	50	4	3		7	4
Custody	47	27	26		118	51
Administration	124	29	23		69	33
Legal	16	4	3		14	5
Audit and tax	7	8	8		11	9
Trustees	8	3	2		6	3
Other	5	2	1		5	3

Total expenses	4,392	1,306	1,063		2,353	1,332

Net investment income	11,051	783	872		8,427	1,497

Net realized gain (loss) on transactions from:
Investment securities	22,104	12,005	(406)		1,017	(5,624)
Futures contracts	—	—	—		276	—
Written option and swaption contracts	—	—	—		451	—
Swap agreements	—	—	—		944	—
Foreign currency transactions	—	—	(16)		(1,757)	(77)
Securities sold short	—	—	—		(906)	—

Net realized gain (loss)	22,104	12,005	(422)		25	(5,701)

Net increase (decrease) in unrealized appreciation (depreciation) on:
Investment securities	96,415	(86)	14,409		15,092	24,897
Futures contracts	—	—	—		209	—
Written option and swaption contracts	—	—	—		(29)	—
Swap agreements	—	—	—		107	—
Translation of assets and liabilities denominated in foreign currencies	—	—	1		2,801	26
Securities sold short	—	—	—		(155)	—

Net change in unrealized appreciation (depreciation):	96,415	(86)	14,410		18,025	24,923

Net realized and change in unrealized gain	118,519	11,919	13,988		18,050	19,222

Net increase in net assets resulting from operations	$129,570	$12,702	$14,860		$26,477	$20,719

(A)	Net of foreign capital gains tax of $33.
(B)	Net of foreign capital gains tax of $174.
(C)	Rounds to less than $1.
(D)	Net of foreign capital gains tax of $138.
(E)	Net of foreign capital gains tax of $273.
(F)	Net of foreign capital gains tax of $2.

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

STATEMENTS OF CHANGES IN NET ASSETS

For the periods or years ended:

(all amounts in thousands)

	Transamerica Arbitrage Strategy		Transamerica Bond		Transamerica Core Bond
	April 30, 2012 (unaudited)	October 31, 2011(A)	April 30, 2012 (unaudited)	October 31, 2011	April 30, 2012 (unaudited)	October 31, 2011
From operations:
Net investment income (loss)	$(969)	$(294)	$12,107	$27,710	$33,364	$41,873
Net realized gain (loss)(B)	1,632	1,587	3,699	32,188	11,814	4,104
Net change in unrealized appreciation (depreciation)(C)	468	582	13,976	(39,892)	19,962	21,961

Net increase in net assets resulting from operations	1,131	1,875	29,782	20,006	65,140	67,938

Distributions to shareholders:
From net investment income	—	—	(19,055)	(34,541)	(37,177)	(45,454)
From net realized gains	(1,456)	—	(25,612)	(10,465)	—	(6,906)

Total distributions to shareholders	(1,456)	—	(44,667)	(45,006)	(37,177)	(52,360)

Capital share transactions:
Proceeds from shares sold	48,141	123,667	41,930	67,202	184,809	1,164,942
Dividends and distributions reinvested	1,456	—	44,667	45,006	37,177	52,360
Cost of shares redeemed	(37,594)	(1,334)	(26,011)	(219,088)	(332,687)	(87,555)

Net increase (decrease) in net assets resulting from capital shares transactions	12,003	122,333	60,586	(106,880)	(110,701)	1,129,747

Net increase (decrease) in net assets	11,678	124,208	45,701	(131,880)	(82,738)	1,145,325

Net assets:
Beginning of period/year	124,208	—	462,340	594,220	2,208,783	1,063,458

End of period/year	$135,886	$124,208	$508,041	$462,340	$2,126,045	$2,208,783

Undistributed (accumulated) net investment income (loss)	$(1,049)	$(80)	$1,123	$8,071	$(107)	$3,706

Share activity:
Shares issued	4,700	12,244	4,235	6,127	17,350	111,128
Shares issued-reinvested from distributions	143	—	4,722	4,246	3,492	5,058
Shares redeemed	(3,666)	(132)	(2,577)	(20,146)	(31,156)	(8,438)

Net increase (decrease) in shares outstanding	1,177	12,112	6,380	(9,773)	(10,314)	107,748

	Transamerica Developing Markets Debt		Transamerica Developing Markets Equity		Transamerica Emerging Markets
	April 30, 2012 (unaudited)	October 31, 2011	April 30, 2012 (unaudited)	October 31, 2011	April 30, 2012 (unaudited)	October 31, 2011
From operations:
Net investment income (loss)	$7,211	$15,773	$705	$3,479	$181	$2,452
Net realized gain (loss)(B)	4,078	2,626	28,488	69,535	(21,166)	16,090
Net change in unrealized appreciation (depreciation)(C)	10,421	(10,254)	3,022	(119,084)	25,036	(76,989)

Net increase (decrease) in net assets resulting from operations	21,710	8,145	32,215	(46,070)	4,051	(58,447)

Distributions to shareholders:
From net investment income	(7,059)	(14,256)	(2,678)	(1,725)	(1,116)	(183)
From net realized gains	(2,484)	(6,903)	(40,297)	—	(19,074)	(23,647)

Total distributions to shareholders	(9,543)	(21,159)	(42,975)	(1,725)	(20,190)	(23,830)

Capital share transactions:
Proceeds from shares sold	12,771	75,137	35,804	33,700	10,098	69,460
Dividends and distributions reinvested	9,543	21,159	42,975	1,725	17,639	17,128
Cost of shares redeemed	(70,233)	(75,481)	(93,890)	(100,186)	(118,210)	(75,961)

Net increase (decrease) in net assets resulting from capital shares transactions	(47,919)	20,815	(15,111)	(64,761)	(90,473)	10,627

Net increase (decrease) in net assets	(35,752)	7,801	(25,871)	(112,556)	(106,612)	(71,650)

Net assets:
Beginning of period/year	310,377	302,576	497,656	610,212	339,661	411,311

End of period/year	$274,625	$310,377	$471,785	$497,656	$233,049	$339,661

Undistributed (accumulated) net investment income (loss)	$548	$396	$704	$2,677	$181	$1,116

Share activity:
Shares issued	1,186	7,043	3,253	2,510	925	5,049
Shares issued-reinvested from distributions	891	2,017	4,251	128	1,813	1,259
Shares redeemed	(6,417)	(6,989)	(7,992)	(7,853)	(10,787)	(6,181)

Net increase (decrease) in shares outstanding	(4,340)	2,071	(488)	(5,215)	(8,049)	127

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the periods or years ended:

(all amounts in thousands)

	Transamerica Global Macro		Transamerica Global Real Estate Securities		Transamerica Growth
	April 30, 2012 (unaudited)	October 31, 2011	April 30, 2012 (unaudited)	October 31, 2011	April 30, 2012 (unaudited)	October 31, 2011
From operations:
Net investment income (loss)	$(860)	$(2,033)	$1,997	$5,062	$200	$77
Net realized gain (loss)(B)	1,767	(7,580)	5,543	35,217	37,744	52,646
Net change in unrealized appreciation (depreciation)(C)	(2,139)	1,957	6,062	(33,053)	45,842	14,358

Net increase (decrease) in net assets resulting from operations	(1,232)	(7,656)	13,602	7,226	83,786	67,081

Distributions to shareholders:
From net investment income	—	—	(2,666)	(16,534)	(427)	(800)
From net realized gains	—	—	—	—	(22,717)	—

Total distributions to shareholders	—	—	(2,666)	(16,534)	(23,144)	(800)

Capital share transactions:
Proceeds from shares sold	2,275	45,323	22,959	10,642	17,141	10,349
Dividends and distributions reinvested	—	—	2,666	16,534	23,144	800
Cost of shares redeemed	(62,007)	(26,258)	(24,148)	(190,179)	(89,023)	(185,395)

Net increase (decrease) in net assets resulting from capital shares transactions	(59,732)	19,065	1,477	(163,003)	(48,738)	(174,246)

Net increase (decrease) in net assets	(60,964)	11,409	12,413	(172,311)	11,904	(107,965)

Net assets:
Beginning of period/year	137,551	126,142	147,057	319,368	618,767	726,732

End of period/year	$76,587	$137,551	$159,470	$147,057	$630,671	$618,767

Undistributed (accumulated) net investment income (loss)	$(860)	$—	$(5,530)	$(4,861)	$(227)	$—

Share activity:
Shares issued	396	7,581	1,888	869	1,337	812
Shares issued-reinvested from distributions	—	—	239	1,435	1,987	65
Shares redeemed	(10,715)	(4,535)	(1,995)	(15,685)	(6,645)	(14,750)

Net increase (decrease) in shares outstanding	(10,319)	3,046	132	(13,381)	(3,321)	(13,873)

	Transamerica International		Transamerica International Equity Opportunities		Transamerica International Small Cap
	April 30, 2012 (unaudited)	October 31, 2011	April 30, 2012 (unaudited)	October 31, 2011	April 30, 2012 (unaudited)	October 31, 2011
From operations:
Net investment income (loss)	$3,356	$8,398	$3,117	$8,730	$1,325	$7,763
Net realized gain (loss)(B)	4,962	47,149	3,018	46,909	4,514	38,370
Net change in unrealized appreciation (depreciation)(C)	11,912	(64,738)	16,141	(66,947)	16,997	(64,866)

Net increase (decrease) in net assets resulting from operations	20,230	(9,191)	22,276	(11,308)	22,836	(18,733)

Distributions to shareholders:
From net investment income	(6,082)	(7,056)	(8,205)	(5,767)	(8,007)	(6,178)
From net realized gains	—	—	(47,521)	(27,053)	(38,213)	(3,119)

Total distributions to shareholders	(6,082)	(7,056)	(55,726)	(32,820)	(46,220)	(9,297)

Capital share transactions:
Proceeds from shares sold	82,135	14,663	10,660	26,144	7,766	19,996
Dividends and distributions reinvested	6,082	7,056	55,726	32,820	46,220	9,297
Cost of shares redeemed	(43,179)	(230,675)	(44,494)	(197,323)	(53,799)	(219,193)

Net increase (decrease) in net assets resulting from capital shares transactions	45,038	(208,956)	21,892	(138,359)	187	(189,900)

Net increase (decrease) in net assets	59,186	(225,203)	(11,558)	(182,487)	(23,197)	(217,930)

Net assets:
Beginning of period/year	359,646	584,849	353,694	536,181	330,358	548,288

End of period/year	$418,832	$359,646	$342,136	$353,694	$307,161	$330,358

Undistributed (accumulated) net investment income (loss)	$2,510	$5,236	$2,963	$8,051	$75	$6,757

Share activity:
Shares issued	9,366	1,582	1,478	2,854	978	1,991
Shares issued-reinvested from distributions	788	778	8,859	3,785	6,698	944
Shares redeemed	(5,178)	(25,494)	(6,125)	(23,102)	(6,792)	(22,976)

Net increase (decrease) in shares outstanding	4,976	(23,134)	4,212	(16,463)	884	(20,041)

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the periods or years ended:

(all amounts in thousands)

	Transamerica International Value		Transamerica International Value Opportunities		Transamerica Large Cap Value
	April 30, 2012 (unaudited)	October 31, 2011	April 30, 2012 (unaudited)	October 31, 2011	April 30, 2012 (unaudited)	October 31, 2011
From operations:
Net investment income (loss)	$1,368	$5,047	$3,057	$10,022	$4,542	$6,672
Net realized gain (loss)(B)	(6,429)	(24,044)	(2,751)	55,344	20,303	26,527
Net change in unrealized appreciation (depreciation)(C)	8,395	(12,686)	20,679	(103,001)	38,332	7,725

Net increase (decrease) in net assets resulting from operations	3,334	(31,683)	20,985	(37,635)	63,177	40,924

Distributions to shareholders:
From net investment income	(5,169)	(7,480)	(8,733)	(4,250)	(6,908)	(8,350)
From net realized gains	—	—	(62,673)	(4,928)	—	—

Total distributions to shareholders	(5,169)	(7,480)	(71,406)	(9,178)	(6,908)	(8,350)

Capital share transactions:
Proceeds from shares sold	3,564	4,415	18,929	32,625	15,875	77,937
Dividends and distributions reinvested	5,169	7,480	71,406	9,178	6,908	8,350
Cost of shares redeemed	(21,570)	(114,883)	(36,130)	(325,036)	(56,232)	(277,017)

Net increase (decrease) in net assets resulting from capital shares transactions	(12,837)	(102,988)	54,205	(283,233)	(33,449)	(190,730)

Net increase (decrease) in net assets	(14,672)	(142,151)	3,784	(330,046)	22,820	(158,156)

Net assets:
Beginning of period/year	156,600	298,751	448,438	778,484	544,049	702,205

End of period/year	$141,928	$156,600	$452,222	$448,438	$566,869	$544,049

Undistributed (accumulated) net investment income (loss)	$950	$4,751	$2,783	$8,459	$2,377	$4,743

Share activity:
Shares issued	518	551	2,142	2,856	1,767	8,266
Shares issued-reinvested from distributions	856	947	9,155	819	811	976
Shares redeemed	(3,248)	(15,769)	(4,058)	(30,161)	(6,054)	(32,162)

Net increase (decrease) in shares outstanding	(1,874)	(14,271)	7,239	(26,486)	(3,476)	(22,920)

	Transamerica Long/Short Strategy		Transamerica Mid Cap Value		Transamerica Real Return TIPS
	April 30, 2012 (unaudited)	October 31, 2011	April 30, 2012 (unaudited)	October 31, 2011	April 30, 2012 (unaudited)	October 31, 2011
From operations:
Net investment income (loss)	$(501)	$(2,131)	$1,115	$1,799	$4,791	$28,089
Net realized gain (loss)(B)	887	(917)	5,832	8,286	18,231	54,764
Net change in unrealized appreciation (depreciation)(C)	1,495	(3,559)	15,934	2,850	16,469	(30,952)

Net increase (decrease) in net assets resulting from operations	1,881	(6,607)	22,881	12,935	39,491	51,901

Distributions to shareholders:
From net investment income	—	—	(1,745)	(2,200)	(5,748)	(28,799)
From net realized gains	—	—	—	—	(46,536)	(30,631)

Total distributions to shareholders	—	—	(1,745)	(2,200)	(52,284)	(59,430)

Capital share transactions:
Proceeds from shares sold	2,298	38,093	13,301	—	87,123	213,951
Dividends and distributions reinvested	—	—	1,745	2,200	52,284	59,430
Cost of shares redeemed	(41,634)	(26,720)	(16,775)	(18,203)	(182,922)	(140,183)

Net increase (decrease) in net assets resulting from capital shares transactions	(39,336)	11,373	(1,729)	(16,003)	(43,515)	133,198

Net increase (decrease) in net assets	(37,455)	4,766	19,407	(5,268)	(56,308)	125,669

Net assets:
Beginning of period/year	113,108	108,342	158,344	163,612	971,634	845,965

End of period/year	$75,653	$113,108	$177,751	$158,344	$915,326	$971,634

Undistributed (accumulated) net investment income (loss)	$(501)	$—	$501	$1,131	$4,635	$5,592

Share activity:
Shares issued	297	4,746	1,147	—	7,801	19,339
Shares issued-reinvested from distributions	—	—	165	207	4,789	5,557
Shares redeemed	(5,227)	(3,374)	(1,396)	(1,800)	(16,474)	(12,897)

Net increase (decrease) in shares outstanding	(4,930)	1,372	(84)	(1,593)	(3,884)	11,999

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period or years ended:

(all amounts in thousands)

	Transamerica Select Equity		Transamerica Small- & Mid-Cap Value Select		Transamerica Small Company Growth
	April 30, 2012 (unaudited)	October 31, 2011(D)	April 30, 2012 (unaudited)	October 31, 2011	April 30, 2012 (unaudited)	October 31, 2011
From operations:
Net investment income (loss)	$11,051	$855	$783	$1,389	$872	$579
Net realized gain (loss)(B)	22,104	(3,807)	12,005	35,247	(422)	12,910
Net change in unrealized appreciation (depreciation)(C)	96,415	27,068	(86)	(30,809)	14,410	(3,039)

Net increase in net assets resulting from operations	129,570	24,116	12,702	5,827	14,860	10,450

Distributions to shareholders:
From net investment income	(11,065)	(54)	(1,236)	(425)	—	(600)
From net realized gains	—	—	(11,565)	—	—	—

Total distributions to shareholders	(11,065)	(54)	(12,801)	(425)	—	(600)

Capital share transactions:
Proceeds from shares sold	242,028	914,980	22,602	5,146	54,008	5,026
Dividends and distributions reinvested	11,065	54	12,801	425	—	600
Cost of shares redeemed	(39,611)	(2,817)	(110,631)	(51,662)	(14,418)	(18,519)

Net increase (decrease) in net assets resulting from capital shares transactions	213,482	912,217	(75,228)	(46,091)	39,590	(12,893)

Net increase (decrease) in net assets	331,987	936,279	(75,327)	(40,689)	54,450	(3,043)

Net assets:
Beginning of period/year	936,279	—	258,536	299,225	178,417	181,460

End of period/year	$1,268,266	$936,279	$183,209	$258,536	$232,867	$178,417

Undistributed (accumulated) net investment income (loss)	$787	$801	$503	$956	$1,704	$832

Share activity:
Shares issued	22,554	91,871	2,413	504	4,549	411
Shares issued-reinvested from distributions	1,049	5	1,485	43	—	50
Shares redeemed	(3,559)	(277)	(11,671)	(5,533)	(1,195)	(1,568)

Net increase (decrease) in shares outstanding	20,044	91,599	(7,773)	(4,986)	3,354	(1,107)

	Transamerica Total Return		Transamerica Value
	April 30, 2012 (unaudited)	October 31, 2011	April 30, 2012 (unaudited)	October 31, 2011
From operations:
Net investment income (loss)	$8,427	$17,888	$1,497	$4,177
Net realized gain (loss)(B)	25	5,845	(5,701)	15,644
Net change in unrealized appreciation (depreciation)(C)	18,025	(10,844)	24,923	(26,148)

Net increase (decrease) in net assets resulting from operations	26,477	12,889	20,719	(6,327)

Distributions to shareholders:
From net investment income	(13,080)	(17,746)	(729)	(7,774)
From net realized gains	(2,586)	(19,234)	—	—

Total distributions to shareholders	(15,666)	(36,980)	(729)	(7,774)

Capital share transactions:
Proceeds from shares sold	146,495	55,205	11,105	5,202
Dividends and distributions reinvested	15,666	36,980	729	7,774
Cost of shares redeemed	(51,665)	(110,080)	(18,964)	(74,285)

Net increase (decrease) in net assets resulting from capital shares transactions	110,496	(17,895)	(7,130)	(61,309)

Net increase (decrease) in net assets	121,307	(41,986)	12,860	(75,410)

Net assets:
Beginning of period/year	625,735	667,721	307,724	383,134

End of period/year	$747,042	$625,735	$320,584	$307,724

Undistributed (accumulated) net investment income (loss)	$(1,096)	$3,557	$886	$118

Share activity:
Shares issued	13,967	5,272	510	227
Shares issued-reinvested from distributions	1,508	3,654	39	353
Shares redeemed	(4,945)	(10,679)	(908)	(3,508)

Net increase (decrease) in shares outstanding	10,530	(1,753)	(359)	(2,928)

(A)	Commenced operations on May 1, 2011.
(B)	Net realized gain (loss) includes all items listed in the Statement of Operations.
(C)	Change in unrealized appreciation (depreciation) includes all items listed in the Statement of Operations.
(D)	Commenced operations on August 31, 2011.

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

FINANCIAL HIGHLIGHTS

For the period or years ended:

For a share outstanding throughout each period	Transamerica Arbitrage Strategy
	April 30, 2012 (unaudited)		October 31, 2011(A)

Net asset value
Beginning of period/year	$10.25		$10.00

Investment operations
Net investment loss(B)	(0.06)		(0.04)
Net realized and change in unrealized gain on investments	0.13		0.29

Total from investment operations	0.07		0.25

Distributions
Net realized gains on investments	(0.09)		—

Total distributions	(0.09)		—

Net asset value
End of period/year	$10.23		$10.25

Total return(C)	0.68	%(D)	2.50	%(D)

Net assets end of period/year (000’s)	$135,886		$124,208

Ratio and supplemental data
Expenses to average net assets:
After reimbursement/recapture (F)	2.00	%(E)	1.55	%(E)
Before reimbursement/recapture (F)	2.05	%(E)	1.71	%(E)
Net investment loss, to average net assets (F)	(1.23	)%(E)	(0.78	)%(E)
Portfolio turnover rate	328	%(D)	311	%(D)

For a share outstanding throughout each period	Transamerica Bond
	April 30, 2012 (unaudited)		October 31, 2011	October 31, 2010	October 31, 2009	October 31, 2008	October 31, 2007(G)

Net asset value
Beginning of period/year	$10.61		$11.14	$9.93	$7.34	$10.19	$10.00

Investment operations
Net investment income(B)	0.25		0.54	0.57	0.60	0.60	0.45
Net realized and change in unrealized gain (loss) on investments	0.33		(0.20)	1.23	2.61	(2.88)	(0.01)

Total from investment operations	0.58		0.34	1.80	3.21	(2.28)	0.44

Distributions
Net investment income	(0.43)		(0.68)	(0.59)	(0.57)	(0.57)	(0.25)
Net realized gains on investments	(0.59)		(0.19)	—	(0.05)	—	—

Total distributions	(1.02)		(0.87)	(0.59)	(0.62)	(0.57)	(0.25)

Net asset value
End of period/year	$10.17		$10.61	$11.14	$9.93	$7.34	$10.19

Total return(C)	6.30	%(D)	3.31%	18.69%	46.27%	(23.56)%	4.50	%(D)

Net assets end of period/year (000’s)	$508,041		$462,340	$594,220	$812,252	$577,368	$513,249

Ratio and supplemental data
Expenses to average net assets:
After reimbursement/recapture	0.72	%(E)	0.71%	0.70%	0.69%	0.69%	0.73	%(E)
Before reimbursement/recapture	0.72	%(E)	0.71%	0.70%	0.69%	0.69%	0.73	%(E)
Net investment income, to average net assets	5.03	%(E)	4.98%	5.49%	7.22%	6.34%	5.42	%(E)
Portfolio turnover rate	16	%(D)	57%	79%	42%	24%	18	%(D)

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period			Transamerica Core Bond
	April 30, 2012		October 31, 2011	October 31, 2010	October 31,
	(unaudited)				2009(H)
Net asset value
Beginning of period/year	$10.60		$10.56	$10.08	$10.00

Investment operations
Net investment income(B)	0.16		0.32	0.28	0.07
Net realized and change in unrealized gain on investments	0.15		0.15	0.53	0.06

Total from investment operations	0.31		0.47	0.81	0.13

Distributions
Net investment income	(0.18)		(0.36)	(0.33)	(0.05)
Net realized gains on investments	—		(0.07)	—	—

Total distributions	(0.18)		(0.43)	(0.33)	(0.05)

Net asset value
End of period/year	$10.73		$10.60	$10.56	$10.08

Total return(C)	3.00	%(D)	4.62%	8.16%	1.34	%(D)

Net assets end of period/year (000’s)	$2,126,045		$2,208,783	$1,063,458	$215,816

Ratio and supplemental data
Expenses to average net assets:
After reimbursement/recapture	0.46	%(E)	0.48%	0.50%	0.55	%(E)
Before reimbursement/recapture	0.46	%(E)	0.48%	0.50%	0.55	%(E)
Net investment income, to average net assets	3.13	%(E)	3.04%	2.73%	2.15	%(E)
Portfolio turnover rate	14	%(D)	19%	33%	3	%(D)

	Transamerica Developing Markets Debt
For a share outstanding throughout each period	April 30, 2012 (unaudited)		October 31, 2011	October 31, 2010	October 31, 2009	October 31, 2008	October 31, 2007
Net asset value
Beginning of period/year	$10.75		$11.29	$10.23	$7.98	$11.23	$10.91

Investment operations
Net investment income(B)	0.26		0.56	0.62	0.60	0.61	0.59
Net realized and change in unrealized gain (loss) on investments	0.53		(0.33)	1.07	2.18	(2.72)	0.46

Total from investment operations	0.79		0.23	1.69	2.78	(2.11)	1.05

Distributions
Net investment income	(0.25)		(0.51)	(0.63)	(0.53)	(0.79)	(0.63)
Net realized gains on investments	(0.09)		(0.26)	—	—	(0.35)	(0.10)

Total distributions	(0.34)		(0.77)	(0.63)	(0.53)	(1.14)	(0.73)

Net asset value
End of period/year	$11.20		$10.75	$11.29	$10.23	$7.98	$11.23

Total return(C)	7.52	%(D)	2.36%	17.16%	36.29%	(20.81)%	9.94%

Net assets end of period/year (000’s)	$274,625		$310,377	$302,576	$382,618	$320,350	$317,328

Ratio and supplemental data
Expenses to average net assets:
After reimbursement/recapture	1.01	%(E)	1.00%	1.00%	0.98%	0.98%	1.03%
Before reimbursement/recapture	1.01	%(E)	1.00%	1.00%	0.98%	0.98%	1.03%
Net investment income, to average net assets	4.78	%(E)	5.24%	5.89%	6.67%	5.92%	5.36%
Portfolio turnover rate	22	%(D)	75%	100%	118%	81%	79%

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period	Transamerica Developing Markets Equity
	April 30, 2012 (unaudited)		October 31,	October 31,	October 31,	October 31,	October 31,
			2011	2010	2009	2008	2007
Net asset value
Beginning of period/year	$12.27		$13.34	$10.12	$8.20	$17.07	$11.41

Investment operations
Net investment income(B)	0.02		0.08	0.05	0.06	0.19	0.12
Net realized and change in unrealized gain (loss) on investments	0.56		(1.11)	3.22	3.51	(7.65)	5.99

Total from investment operations	0.58		(1.03)	3.27	3.57	(7.46)	6.11

Distributions
Net investment income	(0.07)		(0.04)	(0.05)	(0.16)	(0.09)	(0.06)
Net realized gains on investments	(1.00)		—	—	(1.49)	(1.32)	(0.39)

Total distributions	(1.07)		(0.04)	(0.05)	(1.65)	(1.41)	(0.45)

Net asset value
End of period/year	$11.78		$12.27	$13.34	$10.12	$8.20	$17.07

Total return(C)	6.18	%(D)	(7.77)%	32.43%	56.01%	(47.48)%	55.27%

Net assets end of period/year (000’s)	$471,785		$497,656	$610,212	$495,636	$317,973	$674,561

Ratio and supplemental data
Expenses to average net assets:
After reimbursement/recapture	1.34	%(E)	1.31%	1.31%	1.35%	1.32%	1.34%
Before reimbursement/recapture	1.34	%(E)	1.31%	1.31%	1.35%	1.32%	1.34%
Net investment income, to average net assets	0.28	%(E)	0.58%	0.48%	0.77%	1.42%	0.87%
Portfolio turnover rate	16	%(D)	40%	54%	50%	67%	59%

For a share outstanding throughout each period	Transamerica Emerging Markets
	April 30, 2012		October 31,	October 31,	October 31,	October 31,
	(unaudited)		2011	2010	2009	2008(I)
Net asset value
Beginning of period/year	$11.74		$14.28	$12.06	$7.66	$10.00

Investment operations
Net investment income(B)	0.01		0.08	0.10	0.09	—	(J)
Net realized and change in unrealized gain (loss) on investments	0.30		(1.83)	2.41	4.31	(2.34)

Total from investment operations	0.31		(1.75)	2.51	4.40	(2.34)

Distributions
Net investment income	(0.05)		(0.01)	(0.06)	—	—
Net realized gains on investments	(0.83)		(0.78)	(0.23)	—	—

Total distributions	(0.88)		(0.79)	(0.29)	—	—

Net asset value
End of period/year	$11.17		$11.74	$14.28	$12.06	$7.66

Total return(C)	3.71	%(D)	(13.03)%	21.08%	57.44%	(23.40	)%(D)

Net assets end of period/year (000’s)	$233,049		$339,661	$411,311	$178,592	$76,127

Ratio and supplemental data
Expenses to average net assets:
After reimbursement/recapture	1.40	%(E)	1.39%	1.40%	1.40%	1.40	%(E)
Before reimbursement/recapture	1.46	%(E)	1.36%	1.40%	1.43%	2.26	%(E)
Net investment income, to average net assets	0.13	%(E)	0.59%	0.78%	0.89%	0.15	%(E)
Portfolio turnover rate	61	%(D)	143%	147%	141%	10	%(D)

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period	Transamerica Global Macro
	April 30, 2012		October 31,	October 31,	October 31,	October 31,	October 31,
	(unaudited)		2011	2010	2009	2008	2007(G)
Net asset value
Beginning of period/year	$5.82		$6.12	$6.08	$8.60	$9.83	$10.00

Investment operations
Net investment income (loss)(B)	(0.04)		(0.09)	(0.10)	0.02	0.18	0.09
Net realized and change in unrealized gain (loss) on investments	(0.03)		(0.21)	0.14	(0.04)	(1.30)	(0.26)

Total from investment operations	(0.07)		(0.30)	0.04	(0.02)	(1.12)	(0.17)

Distributions
Net investment income	—		—	—	(0.03)	(0.11)	—
Net realized gains on investments	—		—	—	(2.40)	—	—
Return of capital	—		—	—	(0.07)	—	—

Total distributions	—		—	—	(2.50)	(0.11)	—

Net asset value
End of period/year	$5.75		$5.82	$6.12	$6.08	$8.60	$9.83

Total return(C)	(1.20	)%(D)	(4.90)%	0.66%	5.34%	(11.55)%	(1.70	)%(D)

Net assets end of period/year (000’s)	$76,587		$137,551	$126,142	$107,017	$165,567	$209,382

Ratio and supplemental data
Expenses to average net assets:
After reimbursement/recapture	1.44	%(E)	1.53%	1.61%	1.58%	1.51%	1.51	%(E)
Before reimbursement/recapture	1.44	%(E)	1.53%	1.61%	1.58%	1.51%	1.51	%(E)
Net investment income (loss), to average net assets	(1.40	)%(E)	(1.49)%	(1.56)%	0.32%	1.81%	1.16	%(E)
Portfolio turnover rate	—%		—%	—%	358%	84%	45	%(D)
For a share outstanding throughout each period	Transamerica Global Real Estate Securities
	April 30, 2012		October 31,	October 31,	October 31,	October 31,	October 31,
	(unaudited)		2011	2010	2009	2008	2007
Net asset value
Beginning of period/year	$11.64		$12.28	$10.77	$9.52	$20.48	$20.25

Investment operations
Net investment income(B)	0.15		0.24	0.26	0.29	0.32	0.36
Net realized and change in unrealized gain (loss) on investments	0.91		(0.19)	1.98	1.15	(8.33)	2.45

Total from investment operations	1.06		0.05	2.24	1.44	(8.01)	2.81

Distributions
Net investment income	(0.21)		(0.69)	(0.73)	(0.19)	(0.90)	(0.80)
Net realized gains on investments	—		—	—	—	(2.05)	(1.78)

Total distributions	(0.21)		(0.69)	(0.73)	(0.19)	(2.95)	(2.58)

Net asset value
End of period/year	$12.49		$11.64	$12.28	$10.77	$9.52	$20.48

Total return(C)	9.34	%(D)	0.51%	21.70%	15.72%	(44.82)%	15.11%

Net assets end of period/year (000’s)	$159,470		$147,057	$319,368	$285,502	$232,115	$367,750

Ratio and supplemental data
Expenses to average net assets:
After reimbursement/recapture	0.97	%(E)	0.91%	0.91%	0.93%	0.89%	0.88%
Before reimbursement/recapture	0.97	%(E)	0.91%	0.91%	0.93%	0.89%	0.88%
Net investment income, to average net assets	2.68	%(E)	2.01%	2.31%	3.30%	2.29%	1.29%
Portfolio turnover rate	28	%(D)	39%	62%	61%	41%	72%

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period	Transamerica Growth
April 30, 2012	October 31,	October 31,	October 31,	October 31,	October 31,
(unaudited)	2011	2010	2009	2008	2007
Net asset value
Beginning of period/year	$12.94	$11.78	$10.17	$8.37	$13.05	$11.40

Investment operations
Net investment income(B)	—	(J)	—	(J)	0.01	0.01	0.02	0.03
Net realized and change in unrealized gain (loss) on investments	1.73	1.17	1.61	1.81	(4.68)	2.08

Total from investment operations	1.73	1.17	1.62	1.82	(4.66)	2.11

Distributions
Net investment income	(0.01)	(0.01)	(0.01)	(0.02)	(0.02)	—
Net realized gains on investments	(0.49)	—	—	—	—	(0.46)

Total distributions	(0.50)	(0.01)	(0.01)	(0.02)	(0.02)	(0.46)

Net asset value
End of period/year	$14.17	$12.94	$11.78	$10.17	$8.37	$13.05

Total return(C)	14.23	%(D)	9.96%	15.96%	21.79%	(35.77)%	19.14%

Net assets end of period/year (000’s)	$630,671	$618,767	$726,732	$654,610	$184,981	$160,815

Ratio and supplemental data
Expenses to average net assets:
After reimbursement/recapture	0.83	%(E)	0.81%	0.81%	0.85%	0.85%	0.87%
Before reimbursement/recapture	0.83	%(E)	0.81%	0.81%	0.85%	0.85%	0.87%
Net investment income, to average net assets	0.07	%(E)	0.01%	0.09%	0.16%	0.21%	0.22%
Portfolio turnover rate	24	%(D)	55%	83%	82%	70%	63%
For a share outstanding throughout each period	Transamerica International
April 30, 2012	October 31,	October 31,	October 31,	October 31,	October 31,
(unaudited)	2011	2010	2009	2008	2007
Net asset value
Beginning of period/year	$8.50	$8.94	$7.57	$5.95	$13.55	$11.74

Investment operations
Net investment income(B)	0.08	0.14	0.10	0.10	0.19	0.15
Net realized and change in unrealized gain (loss) on investments	0.43	(0.47)	1.34	1.69	(6.63)	2.37

Total from investment operations	0.51	(0.33)	1.44	1.79	(6.44)	2.52

Distributions
Net investment income	(0.15)	(0.11)	(0.07)	(0.17)	(0.13)	(0.13)
Net realized gains on investments	—	—	—	—	(1.03)	(0.58)

Total distributions	(0.15)	(0.11)	(0.07)	(0.17)	(1.16)	(0.71)

Net asset value
End of period/year	$8.86	$8.50	$8.94	$7.57	$5.95	$13.55

Total return(C)	6.25	%(D)	(3.80)%	19.16%	30.83%	(51.66)%	22.37%

Net assets end of period/year (000’s)	$418,832	$359,646	$584,849	$485,803	$307,981	$596,488

Ratio and supplemental data
Expenses to average net assets:
After reimbursement/recapture	1.10	%(E)	1.07%	1.06%	1.09%	1.06%	1.06%
Before reimbursement/recapture	1.10	%(E)	1.07%	1.06%	1.09%	1.06%	1.06%
Net investment income, to average net assets	1.89	%(E)	1.52%	1.22%	1.62%	1.87%	1.21%
Portfolio turnover rate	23	%(D)	46%	51%	75%	72%	57%

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period	Transamerica International Equity Opportunities
	April 30, 2012		October 31,	October 31,	October 31,	October 31,
	(unaudited)		2011	2010	2009	2008(K)
Net asset value
Beginning of period/year	$8.34		$9.11	$8.16	$6.58	$10.00

Investment operations
Net investment income(B)	0.07		0.15	0.12	0.12	0.02
Net realized and change in unrealized gain (loss) on investments	0.28		(0.37)	1.09	1.46	(3.44)

Total from investment operations	0.35		(0.22)	1.21	1.58	(3.42)

Distributions
Net investment income	(0.20)		(0.10)	(0.06)	—	—
Net realized gains on investments	(1.15)		(0.45)	(0.20)	—	—

Total distributions	(1.35)		(0.55)	(0.26)	—	—

Net asset value
End of period/year	$7.34		$8.34	$9.11	$8.16	$6.58

Total return(C)	6.84	%(D)	(2.69)%	15.16%	24.01%	(34.20	)%(D)

Net assets end of period/year (000’s)	$342,136		$353,694	$536,181	$396,754	$40,997

Ratio and supplemental data
Expenses to average net assets:
After reimbursement/recapture	1.02	%(E)	0.99%	0.99%	1.09%	1.23	%(E)
Before reimbursement/recapture	1.02	%(E)	0.99%	0.99%	1.09%	1.23	%(E)
Net investment income, to average net assets	1.81	%(E)	1.69%	1.47%	1.78%	0.71	%(E)
Portfolio turnover rate	7	%(D)	29%	35%	24%	37	%(D)
For a share outstanding throughout each period	Transamerica International Small Cap
	April 30, 2012		October 31,	October 31,	October 31,	October 31,
	(unaudited)		2011	2010	2009	2008(L)
Net asset value
Beginning of period/year	$9.00		$9.67	$8.22	$5.82	$10.00

Investment operations
Net investment income(B)	0.03		0.15	0.08	0.08	0.12
Net realized and change in unrealized gain (loss) on investments	0.47		(0.66)	1.42	2.41	(4.30)

Total from investment operations	0.50		(0.51)	1.50	2.49	(4.18)

Distributions
Net investment income	(0.23)		(0.11)	(0.05)	(0.09)	—
Net realized gains on investments	(1.09)		(0.05)	—	—	—

Total distributions	(1.32)		(0.16)	(0.05)	(0.09)	—

Net asset value
End of period/year	$8.18		$9.00	$9.67	$8.22	$5.82

Total return(C)	8.28	%(D)	(5.39)%	18.29%	43.56%	(41.80	)%(D)

Net assets end of period/year (000’s)	$307,161		$330,358	$548,288	$543,673	$108,655

Ratio and supplemental data
Expenses to average net assets:
After reimbursement/recapture	1.23	%(E)	1.15%	1.16%	1.23%	1.27	%(E)
Before reimbursement/recapture	1.23	%(E)	1.15%	1.16%	1.21%	1.30	%(E)
Net investment income, to average net assets	0.87	%(E)	1.46%	0.97%	1.23%	1.96	%(E)
Portfolio turnover rate	11	%(D)	38%	54%	46%	14	%(D)

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period	Transamerica International Value
	April 30, 2012		October 31,	October 31,	October 31,	October 31,	October 31,
	(unaudited)		2011	2010	2009	2008	2007
Net asset value
Beginning of period/year	$6.88		$8.07	$7.79	$6.61	$14.88	$12.35

Investment operations
Net investment income(B)	0.06		0.16	0.15	0.16	0.30	0.25
Net realized and change in unrealized gain (loss) on investments	0.08		(1.15)	0.29	1.37	(7.43)	2.65

Total from investment operations	0.14		(0.99)	0.44	1.53	(7.13)	2.90

Distributions
Net investment income	(0.23)		(0.20)	(0.16)	(0.35)	(0.21)	(0.15)
Net realized gains on investments	—		—	—	—	(0.93)	(0.22)

Total distributions	(0.23)		(0.20)	(0.16)	(0.35)	(1.14)	(0.37)

Net asset value
End of period/year	$6.79		$6.88	$8.07	$7.79	$6.61	$14.88

Total return(C)	2.52	%(D)	(12.56)%	5.61%	24.32%	(51.72)%	23.99%

Net assets end of period/year (000’s)	$141,928		$156,600	$298,751	$316,068	$248,337	$519,217

Ratio and supplemental data
Expenses to average net assets:
After reimbursement/recapture	1.05	%(E)	0.99%	0.97%	0.97%	0.94%	0.93%
Before reimbursement/recapture	1.05	%(E)	0.99%	0.97%	0.97%	0.94%	0.93%
Net investment income, to average net assets	1.85	%(E)	2.01%	2.00%	2.39%	2.71%	1.82%
Portfolio turnover rate	13	%(D)	146%	59%	59%	33%	36%

For a share outstanding throughout each period	Transamerica International Value Opportunities
	April 30, 2012		October 31,	October 31,	October 31,	October 31,
	(unaudited)		2011	2010	2009	2008(M)
Net asset value
Beginning of period/year	$10.30		$11.12	$9.69	$7.98	$10.00

Investment operations
Net investment income(B)	0.06		0.16	0.10	0.10	—	(J)
Net realized and change in unrealized gain (loss) on investments	0.23		(0.85)	1.42	1.66	(2.02)

Total from investment operations	0.29		(0.69)	1.52	1.76	(2.02)

Distributions
Net investment income	(0.21)		(0.06)	(0.06)	—	—
Net realized gains on investments	(1.47)		(0.07)	(0.03)	(0.05)	—

Total distributions	(1.68)		(0.13)	(0.09)	(0.05)	—

Net asset value
End of period/year	$8.91		$10.30	$11.12	$9.69	$7.98

Total return(C)	5.14	%(D)	(6.31)%	15.75%	22.21%	(20.20	)%(D)

Net assets end of period/year (000’s)	$452,222		$448,438	$778,484	$591,539	$79,516

Ratio and supplemental data
Expenses to average net assets:
After reimbursement/recapture	1.14	%(E)	1.08%	1.08%	1.17%	1.35	%(E)
Before reimbursement/recapture	1.14	%(E)	1.08%	1.08%	1.15%	1.76	%(E)
Net investment income (loss), to average net assets	1.41	%(E)	1.41%	0.97%	1.14%	(0.18	)%(E)
Portfolio turnover rate	10	%(D)	28%	36%	39%	5	%(D)

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period	Transamerica Large Cap Value
	April 30, 2012		October 31,	October 31,	October 31,	October 31,	October 31,
	(unaudited)		2011	2010	2009	2008	2007
Net asset value
Beginning of period/year	$8.88		$8.34	$7.81	$7.61	$13.08	$12.15

Investment operations
Net investment income(B)	0.08		0.10	0.10	0.13	0.13	0.12
Net realized and change in unrealized gain (loss) on investments	0.97		0.56	0.54	0.20	(4.78)	1.27

Total from investment operations	1.05		0.66	0.64	0.33	(4.65)	1.39

Distributions
Net investment income	(0.12)		(0.12)	(0.11)	(0.13)	(0.09)	(0.09)
Net realized gains on investments	—		—	—	—	(0.73)	(0.37)

Total distributions	(0.12)		(0.12)	(0.11)	(0.13)	(0.82)	(0.46)

Net asset value
End of period/year	$9.81		$8.88	$8.34	$7.81	$7.61	$13.08

Total return(C)	11.97	%(D)	7.92%	8.16%	4.50%	(37.76)%	11.80%

Net assets end of period/year (000’s)	$566,869		$544,049	$702,205	$633,675	$461,816	$610,135

Ratio and supplemental data
Expenses to average net assets:
After reimbursement/ recapture	0.84	%(E)	0.84%	0.83%	0.83%	0.83%	0.84%
Before reimbursement/ recapture	0.84	%(E)	0.84%	0.83%	0.83%	0.83%	0.84%
Net investment income, to average net assets	1.66	%(E)	1.05%	1.21%	1.87%	1.21%	0.96%
Portfolio turnover rate	47	%(D)	100%	124%	130%	71%	69%
For a share outstanding throughout each period	Transamerica Long/Short Strategy
	April 30, 2012		October 31,	October 31,	October 31,	October 31,	October 31,
	(unaudited)		2011	2010	2009	2008	2007(G)
Net asset value
Beginning of period/year	$7.86		$8.32	$8.43	$9.51	$9.78	$10.00

Investment operations
Net investment income (loss)(B)	(0.04)		(0.15)	(0.13)	(0.17)	0.10	0.23
Net realized and change in unrealized gain (loss) on investments	0.17		(0.31)	0.02	(0.80)	0.20	(0.45)

Total from investment operations	0.13		(0.46)	(0.11)	(0.97)	0.30	0.22

Distributions
Net investment income	—		—	—	—	(0.57)	—
Return of capital	—		—	—	(0.11)	—	—

Total distributions	—		—	—	(0.11)	(0.57)	—

Net asset value
End of period/year	$7.99		$7.86	$8.32	$8.43	$9.51	$9.78

Total return(C)	1.65	%(D)	(5.53)%	(1.30)%	(10.27)%	3.30%	(2.20	)%(D)

Net assets end of period/year (000’s)	$75,653		$113,108	$108,342	$86,682	$121,348	$112,394

Ratio and supplemental data
Expenses to average net assets:
After reimbursement/ recapture(N)	3.46	%(E)	3.59%	2.85%	3.61%	2.79%	3.05	%(E)
Before reimbursement/ recapture(N)	3.46	%(E)	3.59%	2.85%	3.61%	2.79%	3.05	%(E)
Net investment income (loss), to average net assets(N)	(0.97	)%(E)	(1.86)%	(1.61)%	(1.87)%	1.05%	2.77	%(E)
Portfolio turnover rate	108	%(D)	411%	303%	463%	192%	119	%(D)

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period	Transamerica Mid Cap Value
	April 30, 2012		October 31,	October 31,	October 31,	October 31,	October 31,
	(unaudited)		2011	2010	2009	2008	2007
Net asset value
Beginning of period/year	$10.93		$10.17	$8.28	$7.54	$12.32	$11.67

Investment operations
Net investment income(B)	0.07		0.11	0.12	0.15	0.13	0.13
Net realized and change in unrealized gain (loss) on investments	1.46		0.79	1.93	0.82	(4.20)	1.13

Total from investment operations	1.53		0.90	2.05	0.97	(4.07)	1.26

Distributions
Net investment income	(0.12)		(0.14)	(0.16)	(0.17)	(0.10)	(0.11)
Net realized gains on investments	—		—	—	(0.06)	(0.61)	(0.50)

Total distributions	(0.12)		(0.14)	(0.16)	(0.23)	(0.71)	(0.61)

Net asset value
End of period/year	$12.34		$10.93	$10.17	$8.28	$7.54	$12.32

Total return(C)	14.19	%(D)	8.88%	25.08%	13.39%	(34.92)%	11.07%

Net assets end of period/year (000’s)	$177,751		$158,344	$163,612	$165,838	$147,772	$270,661

Ratio and supplemental data
Expenses to average net assets:
After reimbursement/recapture	0.90	%(E)	0.90%	0.89%	0.90%	0.87%	0.87%
Before reimbursement/recapture	0.90	%(E)	0.90%	0.89%	0.90%	0.87%	0.87%
Net investment income, to average net assets	1.31	%(E)	1.04%	1.33%	2.05%	1.22%	0.98%
Portfolio turnover rate	20	%(D)	39%	29%	43%	45%	50%
For a share outstanding throughout each period	Transamerica Real Return TIPS
	April 30, 2012		October 31,	October 31,	October 31,	October 31,	October 31,
	(unaudited)		2011	2010	2009	2008	2007
Net asset value
Beginning of period/year	$11.45		$11.61	$10.72	$9.21	$10.21	$10.05

Investment operations
Net investment income(B)	0.06		0.37	0.25	0.32	0.47	0.38
Net realized and change in unrealized gain (loss) on investments	0.40		0.27	1.04	1.58	(0.96)	0.16

Total from investment operations	0.46		0.64	1.29	1.90	(0.49)	0.54

Distributions
Net investment income	(0.07)		(0.37)	(0.40)	(0.33)	(0.51)	(0.38)
Net realized gains on investments	(0.54)		(0.43)	—	(0.06)	—	—

Total distributions	(0.61)		(0.80)	(0.40)	(0.39)	(0.51)	(0.38)

Net asset value
End of period/year	$11.30		$11.45	$11.61	$10.72	$9.21	$10.21

Total return(C)	4.21	%(D)	6.23%	12.40%	21.00%	(5.29)%	5.54%

Net assets end of period/year (000’s)	$915,326		$971,634	$845,965	$752,723	$621,092	$690,942

Ratio and supplemental data
Expenses to average net assets:
After reimbursement/recapture	0.72	%(E)	0.73%	0.72%	0.74%	0.74%	0.73%
Before reimbursement/recapture	0.72	%(E)	0.73%	0.72%	0.74%	0.74%	0.73%
Net investment income, to average net assets	1.09	%(E)	3.35%	2.32%	3.23%	4.47%	3.82%
Portfolio turnover rate	93	%(D)	213%	307%	583%	1,028%	375%

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period	Transamerica Select Equity
	April 30, 2012		October 31,
	(unaudited)		2011(O)
Net asset value
Beginning of period/year	$10.22		$10.00

Investment operations
Net investment income(B)	0.11		0.01
Net realized and change in unrealized gain on investments	1.14		0.21

Total from investment operations	1.25		0.22

Distributions
Net investment income	(0.11)		—	(J)
Net asset value
End of period/year	$11.36		$10.22

Total return(C)	12.28	%(D)	2.31	%(D)

Net assets end of period/year (000’s)	$1,268,266		$936,279

Ratio and supplemental data
Expenses to average net assets:
After reimbursement/recapture	0.77	%(E)	0.83	%(E)
Before reimbursement/recapture	0.77	%(E)	0.83	%(E)
Net investment income, to average net assets	1.94	%(E)	0.83	%(E)
Portfolio turnover rate	29	%(D)	6	%(D)

For a share outstanding throughout each period	Transamerica Small- & Mid-Cap Value Select
April 30, 2012 (unaudited)	October 31, 2011	October 31, 2010	October 31, 2009	October 31, 2008	October 31, 2007
Net asset value
Beginning of period/year	$9.54	$9.33	$7.72	$6.30	$13.18	$10.94

Investment operations
Net investment income(B)	0.03	0.04	0.02	0.03	0.04	—
Net realized and change in unrealized gain (loss) on investments	0.39	0.18	1.63	1.41	(5.98)	2.44

Total from investment operations	0.42	0.22	1.65	1.44	(5.94)	2.44

Distributions
Net investment income	(0.05)	(0.01)	(0.04)	(0.02)	—	(J)	(0.02)
Net realized gains on investments	(0.43)	—	—	—	(0.94)	(0.18)

Total distributions	(0.48)	(0.01)	(0.04)	(0.02)	(0.94)	(0.20)

Net asset value
End of period/year	$9.48	$9.54	$9.33	$7.72	$6.30	$13.18

Total return(C)	4.87	%(D)	2.39%	21.44%	22.99%	(48.36)%	22.57%

Net assets end of period/year (000’s)	$183,209	$258,536	$299,225	$269,281	$127,886	$183,126

Ratio and supplemental data
Expenses to average net assets:
After reimbursement/recapture	0.98	%(E)	0.96%	0.96%	0.98%	1.00%	1.03%
Before reimbursement/recapture	0.98	%(E)	0.96%	0.96%	0.98%	1.00%	1.02%
Net investment income, to average net assets	0.59	%(E)	0.44%	0.19%	0.43%	0.34%	—%
Portfolio turnover rate	45	%(D)	108%	81%	110%	102%	118%

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period	Transamerica Small Company Growth
April 30, 2012 (unaudited)	October 31, 2011	October 31, 2010	October 31, 2009	October 31, 2008	October 31, 2007
Net asset value
Beginning of period/year	$11.53	$10.94	$8.82	$7.39	$14.14	$12.78

Investment operations
Net investment income (loss)(B)	0.05	0.04	—	(J)	(0.02)	0.10	0.02
Net realized and change in unrealized gain (loss) on investments	0.79	0.59	2.12	1.62	(5.50)	1.81

Total from investment operations	0.84	0.63	2.12	1.60	(5.40)	1.83

Distributions
Net investment income	—	(0.04)	—	(0.15)	(0.02)	—
Net realized gains on investments	—	—	—	—	(1.33)	(0.47)
Return of capital	—	—	—	(0.02)	—	—

Total distributions	—	(0.04)	—	(0.17)	(1.35)	(0.47)

Net asset value
End of period/year	$12.37	$11.53	$10.94	$8.82	$7.39	$14.14

Total return(C)	7.29	%(D)	5.71%	24.04%	22.43%	(41.72)%	14.75%

Net assets end of period/year (000’s)	$232,867	$178,417	$181,460	$129,889	$61,214	$188,347

Ratio and supplemental data
Expenses to average net assets:
After reimbursement/recapture	1.02	%(E)	1.02%	1.02%	1.04%	1.02%	1.01%
Before reimbursement/recapture	1.02	%(E)	1.02%	1.02%	1.04%	1.02%	1.01%
Net investment income (loss), to average net assets	0.84	%(E)	0.29%	(0.02)%	(0.19)%	0.89%	0.13%
Portfolio turnover rate	9	%(D)	34%	21%	40%	44%	71%

For a share outstanding throughout each period	Transamerica Total Return
April 30, 2012 (unaudited)	October 31, 2011	October 31, 2010	October 31, 2009	October 31, 2008	October 31, 2007
Net asset value
Beginning of period/year	$10.42	$10.80	$10.85	$9.58	$10.47	$10.28

Investment operations
Net investment income(B)	0.14	0.30	0.35	0.49	0.49	0.46
Net realized and change in unrealized gain (loss) on investments	0.28	(0.07)	0.67	1.64	(0.88)	0.18

Total from investment operations	0.42	0.23	1.02	2.13	(0.39)	0.64

Distributions
Net investment income	(0.22)	(0.30)	(0.34)	(0.67)	(0.44)	(0.44)
Net realized gains on investments	(0.04)	(0.31)	(0.73)	(0.19)	(0.06)	(0.01)

Total distributions	(0.26)	(0.61)	(1.07)	(0.86)	(0.50)	(0.45)

Net asset value
End of period/year	$10.58	$10.42	$10.80	$10.85	$9.58	$10.47

Total return(C)	4.09	%(D)	2.45%	10.25%	23.74%	(4.04)%	6.33%

Net assets end of period/year (000’s)	$747,042	$625,735	$667,721	$505,329	$555,428	$540,310

Ratio and supplemental data
Expenses to average net assets:
After reimbursement/recapture	0.74	%(E)	0.74%	0.74%	0.74%	0.75%	0.75%
Before reimbursement/recapture	0.74	%(E)	0.74%	0.74%	0.74%	0.75%	0.75%
Net investment income, to average net assets	2.66	%(E)	2.92%	3.30%	4.95%	4.66%	4.39%
Portfolio turnover rate	58	%(D)	144%	222%	841%	751%	756%

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period	Transamerica Value
	April 30, 2012 (unaudited)		October 31, 2011	October 31, 2010		October 31, 2009	October 31, 2008	October 31, 2007(P)
Net asset value
Beginning of period/year	$20.74		$21.56	$18.44		$16.93	$28.93	$28.01

Investment operations
Net investment income(B)	0.10		0.24	0.19		0.15	0.24	0.14
Net realized and change in unrealized gain (loss) on investments	1.35		(0.62)	3.20		1.36	(11.45)	0.78

Total from investment operations	1.45		(0.38)	3.39		1.51	(11.21)	0.92

Distributions
Net investment income	(0.05)		(0.44)	(0.27)		—	(0.42)	—
Net realized gains on investments	—		—	—		—	(0.37)	—

Total distributions	(0.05)		(0.44)	(0.27)		—	(0.79)	—

Net asset value
End of period/year	$22.14		$20.74	$21.56		$18.44	$16.93	$28.93

Total return(C)	7.03	%(D)	(1.87)%	18.53%		8.92%	(39.75)%	3.28	%(D)

Net assets end of period/year (000’s)	$320,584		$307,724	$383,134		$423,550	$336,845	$678,578

Ratio and supplemental data
Expenses to average net assets:
After reimbursement/recapture	0.88	%(E)	0.87%	0.87%		0.87%	0.86%	0.86	%(E)
Before reimbursement/recapture	0.88	%(E)	0.87%	0.87%		0.87%	0.86%	0.86	%(E)
Net investment income, to average net assets	0.99	%(E)	1.06%	0.98%		0.91%	1.00%	0.98	%(E)
Portfolio turnover rate	8	%(D)	4%	—	%(Q)	17%	29%	11	%(D)

(A)	Commenced operations on May 1, 2011.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(D)	Not annualized.
(E)	Annualized.
(F)	Includes dividends and interest on securities sold short (representing 0.75% and 0.30% of average net assets for 2012 and 2011, respectively).
(G)	Commenced operations on January 3, 2007.
(H)	Commenced operations on July 1, 2009.
(I)	Commenced operations on September 30, 2008.
(J)	Rounds to less than $0.01 or $(0.01).
(K)	Commenced operations on June 10, 2008.
(L)	Commenced operations on March 1, 2008.
(M)	Commenced operations on September 15, 2008.
(N)	Includes dividends and interest on securities sold short (representing 2.05%, 2.17%, 1.35%, 2.09%, 1.30%, and 1.56% of average net assets for 2012, 2011, 2010, 2009, 2008 and 2007, respectively).
(O)	Commenced operations on August 31, 2011.
(P)	Commenced operations on May 1, 2007.
(Q)	Rounds to less than 1%.

Note: Prior to November 1, 2009, all of the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Understanding Your Funds’ Expenses

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions; and (2) ongoing costs, including management fees, dividend expense on short-sales, and other fund expenses.

The following examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in the funds and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an investment of $1,000 invested at November 1, 2011 and held for the entire period until April 30, 2012.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLES FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the funds versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not a part of the advisory and administrative fees. Examples of such expenses are fees and expenses of trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses(A)
Fund Name(B)	Beginning Account Value	Ending Account Value	Expenses Paid During Period(C)	Ending Account Value	Expenses Paid During Period(C)	Annualized Expense Ratio
Transamerica Commodity Strategy	$1,000.00	$936.20	$3.37	$1,021.38	$3.52	0.70%
Transamerica Global Allocation	1,000.00	1,039.60	4.67	1,020.29	4.62	0.92
Transamerica Managed Futures Strategy	1,000.00	1,007.40	6.84	1,018.15	6.87	1.37

(A)	5% return per year before expenses.
(B)	See the notes to the financial statements for information regarding name changes for the funds.
(C)

Expenses are calculated using the fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

Transamerica Funds		Semi-Annual Report 2012

Consolidated Schedules of Investments Composition

At April 30, 2012

(The following charts summarize the Consolidated Schedules of Investments of the Funds by asset type)

(unaudited)

Transamerica Commodity Strategy	% of Net Assets
Short-Term U.S. Government Obligations	61.8%
Repurchase Agreement	26.6
Other Assets and Liabilities—Net(A)	11.6

Total	100.0%

Transamerica Global Allocation	% of Net Assets
Common Stocks	59.5%
Short-Term U.S. Government Obligations	13.8
Securities Lending Collateral	10.8
Foreign Government Obligations	8.2
U.S. Government Obligations	7.3
Convertible Bonds	3.0
Corporate Debt Securities	3.0
Investment Companies	2.1
Short-Term Foreign Government Obligations	1.9
Preferred Stocks	0.9
Convertible Preferred Stocks	0.7
Loan Assignments	0.3
Repurchase Agreement	0.2
Purchased Options	0.2
Asset-Backed Security	0.1
Mortgage-Backed Security	0.1
Right	0.0	*
Warrants	0.0	*
Preferred Corporate Debt Securities	0.0	*
Other Assets and Liabilities—Net(A)	(12.1)

Total	100.0%

Transamerica Managed Futures Strategy	% of Net Assets
Investment Companies	83.7%
Other Assets and Liabilities—Net(A)	16.3

Total	100.0%

(A)

The Other Assets and Liabilities—Net category may include, but is not limited to, Forward Currency Contracts, Futures Contracts, Swap Agreements, Written Options and Swaptions, Securities Sold Short, and Cash Collateral.

*	Rounds to less than 0.1%.

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica Commodity Strategy

(formerly, Transamerica Goldman Sachs Commodity Strategy)

CONSOLIDATED SCHEDULE OF INVESTMENTS

At April 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS—61.8%
U.S. Treasury Bill
0.06%, 06/28/2012 ▲	$35,000	$34,997
0.07%, 05/31/2012 ▲	35,000	34,998
0.08%, 05/24/2012 ▲	35,000	34,999

Total Short-Term U.S. Government Obligations (cost $104,994)		104,994

REPURCHASE AGREEMENT—26.6%
State Street Bank & Trust Co.
0.03% ▲, dated 04/30/2012, to be repurchased at $45,318 on 05/01/2012. Collateralized by U.S. Government Agency Obligations, 2.26%—3.00%, due 12/01/2026—04/01/2034, and with a total value of $46,231.	45,318	45,318
Total Repurchase Agreement (cost $45,318)

Total Investment Securities (cost $150,312)Õ		150,312
Other Assets and Liabilities—Net		19,774

Net Assets		$170,086

SWAP AGREEMENTS: b

TOTAL RETURN SWAP AGREEMENTS—RECEIVABLE: (A)

Reference Entity	Fixed Rate	Termination Date	Counterparty	Notional Amount (000’s)	Market Value (000’s)			Premiums Paid (Received) (000’s)	Net Unrealized Appreciation (Depreciation) (000’s)
Dow Jones-UBS Commodity
Index 3 Month Forward §	0.25%	06/29/2012	MLP	$40,645	$	(◆	)	$—	$	(◆	)
Dow Jones-UBS Commodity
Index 3 Month Forward §	0.25	01/29/2013	UBS	31,573		(◆	)	—		(◆	)
Dow Jones-UBS Commodity
Index 3 Month Forward §	0.25	01/29/2013	UBS	41,104		◆		—		◆
Dow Jones-UBS Commodity
Index 3 Month Forward
Excess Return §	0.25	06/29/2012	MLP	50,095		(◆	)	—		(◆	)
Dow Jones-UBS Commodity
Index Excess Return §	0.14	04/22/2013	UBS	7,157		◆		—		◆

					$	(◆	)	$—	$	(◆	)

Collateral (Received) Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of 04/30/2012:

Counterparty	Total Market Value of OTC Derivatives (000’s)			Collateral (Received)/Pledged (000’s)	Net Exposures (1) (000’s)
MLP	$	(◆	)	$10,030	$10,030
UBS		◆		11,490	11,490

(1)	Net exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default.

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica Commodity Strategy

(formerly, Transamerica Goldman Sachs Commodity Strategy)

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At April 30, 2012

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

▲	Rate shown reflects the yield at 04/30/2012.
Õ	Aggregate cost for federal income tax purposes is $150,312.
b	Cash, in the amount of $21,520, has been segregated by the custodian for the benefit of the broker for open swap contracts.
(A)

At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference index less a financing rate, if any. As a receiver, the fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

§	Illiquid. These securities aggregated to less than $1, or less than 0.01% of the fund’s net assets.
◆	Amount is less than 1.

DEFINITIONS:

MLP	Merrill Lynch & Co., Inc.
OTC	Over the Counter
UBS	UBS Warburg LLC

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs			Level 3— Significant Unobservable Inputs	Value at 04/30/2012
Repurchase Agreement	$—		$45,318		$—		$45,318
Short-Term U.S. Government Obligations	—		104,994		—		104,994

Total	$—		$150,312		$—		$150,312

Other Financial Instruments ₣	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs			Level 3— Significant Unobservable Inputs	Value at 04/30/2012
Total Return Swap- Appreciation	$—	$	◆		$—	$	◆
Total Return Swap - Depreciation	—		(◆	)	—		(◆	)

Total	$—	$	(◆	)	$—	$	(◆	)

'	See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
₣	Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica Global Allocation

(formerly, Transamerica BlackRock Global Allocation)

CONSOLIDATED SCHEDULE OF INVESTMENTS

At April 30, 2012

(unaudited)

	Principal (000’s)		Value (000’s)
U.S. GOVERNMENT OBLIGATIONS—7.3%
United States—7.3%
U.S. Treasury Note 0.63%, 07/31/2012		$517	$518
0.88%, 01/31/2017 ^		678	681
1.00%, 03/31/2017 ^		940	950
1.25%, 01/31/2019 ^		270	270
1.38%, 09/30/2018		2,397	2,427
1.75%, 10/31/2018		270	279
2.00%, 02/15/2022 ^		687	692
2.25%, 01/31/2015 g		598	628
2.25%, 03/31/2016 ^		4,478	4,769
2.38%, 02/28/2015		3,262	3,444
2.50%, 03/31/2015		3,897	4,134
2.63%, 08/15/2020		5,156	5,565
3.50%, 05/15/2020 a		7,319	8,412

Total U.S. Government Obligations (cost $30,816)			32,769

FOREIGN GOVERNMENT OBLIGATIONS—8.2%
Australia—1.6%
Australia Government Bond 4.75%, 11/15/2012	AUD	1,453	1,524
5.50%, 12/15/2013 ^		1,200	1,299
5.50%, 04/21/2023		1,101	1,324
5.75%, 05/15/2021— 07/15/2022		2,430	2,957
Brazil—1.4%
Brazil Notas do Tesouro Nacional 6.00%, 05/15/2015	BRL	913	1,091
10.00%, 01/01/2017— 01/01/2021		10,344	5,335
Canada—0.4%
Canadian Government Bond 1.50%, 03/01/2017	CAD	810	815
3.50%, 06/01/2020		586	662
4.00%, 06/01/2016		488	541
Germany—2.0%
Bundesrepublik Deutschland 3.50%, 07/04/2019	EUR	2,546	3,923
4.25%, 07/04/2017		3,234	5,054
Hong Kong—0.4%
Hong Kong Government Bond 1.67%, 03/24/2014	HKD	1,550	205
1.69%, 12/22/2014		2,100	280
2.03%, 03/18/2013		4,150	544
3.51%, 12/08/2014		4,200	586
4.13%, 02/22/2013		2,650	353
Malaysia—0.5%
Malaysia Government Bond 2.51%, 08/27/2012	MYR	5,443	1,796
Republic of Malaysia 3.46%, 07/31/2013		1,617	537
Netherlands—0.1%
Netherlands Government Bond 1.00%, 02/24/2017— 144A		$545	535
Poland—0.2%
Poland Government Bond 3.00%, 08/24/2016	PLN	2,291	755
Poland Government International Bond 5.00%, 03/23/2022		$127	136
United Kingdom—1.6%
United Kingdom Gilt 4.00%, 09/07/2016	GBP	419	768

	Principal (000’s)		Value (000’s)
United Kingdom (continued)
United Kingdom Gilt (continued)
4.75%, 03/07/2020	GBP	2,853	$5,665
Vietnam—0.0% ¥
Socialist Republic of Vietnam—Reg S 6.75%, 01/29/2020		$100	109

Total Foreign Government Obligations (cost $34,698)			36,794

MORTGAGE-BACKED SECURITY—0.1%
United States—0.1%
Banc of America Large Loan, Inc.
Series 2010-HLTN, Class HLTN 1.99%, 11/15/2015—144A *		370	347
Total Mortgage-Backed Security (cost $335)

ASSET-BACKED SECURITY—0.1%
United States—0.1%
Dominos Pizza Master Issuer LLC
Series 2012-1A, Class A2 5.22%, 01/25/2042—144A		272	282
Total Asset-Backed Security (cost $272)

PREFERRED CORPORATE DEBT SECURITIES—0.0% ¥
United States—0.0% ¥
BAC Capital Trust XI 6.63%, 05/23/2036		73	76
Deutsche Bank Capital Funding Trust VII 5.63%, 01/19/2016—144A *Ž		64	52
JPMorgan Chase Capital XXV 6.80%, 10/01/2037		36	36
NB Capital Trust II 7.83%, 12/15/2026		31	31

Total Preferred Corporate Debt Securities (cost $169)			195

CORPORATE DEBT SECURITIES—3.0%
Argentina—0.0% ¥
Empresa Distribuidora Y Comercializadora Norte 9.75%, 10/25/2022—144A		73	41
Australia—0.1%
FMG Resources August 2006 Pty, Ltd. 6.00%, 04/01/2017—144A ^		187	190
TFS Corp., Ltd. 11.00%, 07/15/2018—144A §		515	507
Austria—0.1%
OGX Austria GmbH 8.50%, 06/01/2018—144A		340	352
Brazil—0.1%
Banco Bradesco SA 4.50%, 01/12/2017—144A		200	208
Banco Santander Brasil SA 4.63%, 02/13/2017—144A		400	396
Hypermarcas SA 6.50%, 04/20/2021—144A ^		170	162
Canada—0.2%
Bank of Nova Scotia 2.55%, 01/12/2017		361	375
Toronto-Dominion Bank 2.38%, 10/19/2016		310	319
Viterra, Inc. 5.95%, 08/01/2020—144A		106	117
Cayman Islands—0.3%
Hutchison Whampoa International 11, Ltd. 3.50%, 01/13/2017—144A		271	279

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica Global Allocation

(formerly, Transamerica BlackRock Global Allocation)

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At April 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
Cayman Islands (continued)
Odebrecht Drilling Norbe VIII/IX, Ltd. 6.35%, 06/30/2021—144A	$283	$302
Petrobras International Finance Co.—Pifco 3.50%, 02/06/2017	293	301
Chile—0.2%
Banco Santander Chile 2.51%, 02/14/2014—144A *	270	270
Inversiones Alsacia SA 8.00%, 08/18/2018—144A §	341	335
Guernsey, Channel Islands—0.1%
Credit Suisse Group Guernsey I, Ltd. 7.88%, 02/24/2041—Reg S * ^	300	296
Ireland—0.0% ¥
Nara Cable Funding, Ltd. 8.88%, 12/01/2018—144A	EUR 100	119
Luxembourg—0.0% ¥
Capsugel FinanceCo S.C.A. 9.88%, 08/01/2019—144A	100	146
Evraz Group SA 9.50%, 04/24/2018—144A	$125	136
Intelsat Jackson Holdings SA 7.50%, 04/01/2021	309	325
TNK-BP Finance SA 6.63%, 03/20/2017—144A	100	111
TNK-BP Finance SA—Series 2 7.50%, 07/18/2016—144A	100	112
Mexico—0.1%
BBVA Bancomer SA 6.50%, 03/10/2021—144A	174	176
Petroleos Mexicanos 6.00%, 03/05/2020	242	278
Netherlands—0.2%
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 3.38%, 01/19/2017	400	413
New World Resources NV 7.88%, 05/01/2018—Reg S	EUR 150	199
Singapore—0.1%
Bumi Investment Pte, Ltd. 10.75%, 10/06/2017—144A	$144	155
Oversea-Chinese Banking Corp., Ltd. 1.63%, 03/13/2015—144A	274	275
Yanlord Land Group, Ltd. 9.50%, 05/04/2017—144A	170	157
Sweden—0.0% ¥
Nordea Bank AB 3.13%, 03/20/2017—144A	200	202
Switzerland—0.0% ¥
UBS AG 5.88%, 12/20/2017	200	222
United Kingdom—0.4%
Lloyds TSB Bank PLC 13.00%, 01/22/2029 * Ž	GBP 500	1,005
Vodafone Group PLC 1.63%, 03/20/2017	$273	272
United States—1.1%
Ally Financial, Inc. 4.50%, 02/11/2014	195	197
American Express Credit Corp. 2.38%, 03/24/2017	272	277
Building Materials Corp., of America 6.88%, 08/15/2018—144A	111	117

	Principal (000’s)	Value (000’s)
United States (continued)
Calpine Corp. 7.88%, 07/31/2020—144A	$45	$49
Calpine Corp. (Escrow Shares) 8.75%, 07/15/2013 ¶	2,142	◆
Citigroup Funding, Inc. 1.69%, 11/27/2012 ▲	600	593
CONSOL Energy, Inc. 8.00%, 04/01/2017	448	472
DaVita, Inc. 6.38%, 11/01/2018 ^	166	174
6.63%, 11/01/2020	148	155
DJO Finance LLC / DJO Finance Corp. 9.75%, 10/15/2017	50	37
Ford Motor Credit Co., LLC 6.63%, 08/15/2017	112	129
7.00%, 04/15/2015	100	112
General Electric Capital Corp. 5.63%, 05/01/2018	280	325
Hertz Corp. 7.50%, 10/15/2018	21	23
Hewlett-Packard Co. 2.60%, 09/15/2017	353	354
Hughes Satellite Systems Corp. 6.50%, 06/15/2019	219	234
7.63%, 06/15/2021	89	96
JPMorgan Chase Bank NA 0.80%, 06/13/2016 *	250	234
Linn Energy LLC/Linn Energy Finance Corp. 7.75%, 02/01/2021	158	167
Phibro Animal Health Corp. 9.25%, 07/01/2018—144A	52	51
Phillips 66 2.95%, 05/01/2017—144A	28	29
Reliance Holdings USA, Inc. 4.50%, 10/19/2020—144A	294	283
Samson Investment Co. 9.75%, 02/15/2020—144A	105	110
SunGard Data Systems, Inc. 7.38%, 11/15/2018	241	257
Texas Industries, Inc. 9.25%, 08/15/2020	367	358

Total Corporate Debt Securities (cost $13,242)		13,586

CONVERTIBLE BONDS—3.0%
Bermuda—0.0% ¥
Celestial Nutrifoods, Ltd. Zero Coupon, 06/12/2011 Џ § ‡	SGD 1,400	34
Cayman Islands—0.4%
China Milk Products Group, Ltd. Zero Coupon, 01/05/2012 Џ § ‡	$600	120
FU JI Food and Catering Services Holdings, Ltd. Zero Coupon, 10/18/2010 Џ § ‡	CNY 2,700	26
Pyrus, Ltd. 7.50%, 12/20/2015—144A §	$500	519
Zeus Cayman 2.12%, 08/19/2013 ▲	JPY 67,000	824
Zeus Cayman II 1.61%, 08/18/2016 ▲ §	24,000	296

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica Global Allocation

(formerly, Transamerica BlackRock Global Allocation)

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At April 30, 2012

(unaudited)

	Principal (000’s)		Value (000’s)
China—0.0%¥
China Petroleum & Chemical Corp. 1.83%, 04/24/2014 ▲	HKD	1,240	$187
India—0.3%
REI Agro, Ltd. 5.50%, 11/13/2014—144A §		$640	473
Suzlon Energy, Ltd. Zero Coupon, 07/25/2014 §		342	291
Zero Coupon, 06/12/2012 -10/11/2012		327	343
Tata Steel, Ltd. 1.00%, 09/05/2012		200	244
Jersey, Channel Islands—0.3%
Dana Gas Sukuk, Ltd. 7.50%, 10/31/2012 ^		1,940	1,464
Luxembourg—0.0% ¥
Subsea 7 SA 2.25%, 10/11/2013		100	122
Malaysia—0.0% ¥
Paka Capital, Ltd. 2.61%, 03/12/2013▲		200	203
Netherlands—0.2%
Bio City Development Co. B.V. 8.00%, 07/06/2018—144A §		1,200	1,197
Portugal Telecom International Finance BV 4.13%, 08/28/2014		100	122
Singapore—0.9%
CapitaLand, Ltd. 2.10%, 11/15/2016		500	398
2.95%, 06/20/2022		1,250	956
3.13%, 03/05/2018 ^		500	420
Keppel Land, Ltd. 2.50%, 06/23/2013		200	161
Olam International, Ltd. 6.00%, 10/15/2016		600	692
Wilmar International, Ltd. Zero Coupon, 12/18/2012		200	237
Ying Li International Real Estate, Ltd. 4.00%, 03/03/2015 §		SGD 750	533
United Kingdom—0.1%
Anglo American PLC 4.00%, 05/07/2014		$100	144
Essar Energy PLC 4.25%, 02/01/2016		400	270
United States—0.7%
Electronic Arts, Inc. 0.75%, 07/15/2016—144A		144	132
Gilead Sciences, Inc. 0.63%, 05/01/2013		23	32
1.63%, 05/01/2016		412	545
Hologic, Inc. 2.00%, 12/15/2037 *		700	754
Mylan, Inc. 3.75%, 09/15/2015		406	712
SM Energy Co. 3.84%, 04/01/2027		232	281
Take-Two Interactive Software, Inc. 1.75%, 12/01/2016—144A		232	235

	Principal (000’s)	Value (000’s)
United States (continued)
Take-Two Interactive Software, Inc. (continued) 4.38%, 06/01/2014	$102	$147
Virgin Islands, British—0.1%
Wharf Finance 2014, Ltd. 2.30%, 06/07/2014	2,000	251

Total Convertible Bonds (cost $14,839)		13,365

LOAN ASSIGNMENTS—0.3%
United States—0.3%
Obsidian Natural Gas Trust 7.00%, 11/02/2015 * §	886	892
Vodafone Americas Finance 2, Tranche B 6.25%, 07/11/2016 * §	386	390

Total Loan Assignments (cost $1,266)		1,282

SHORT-TERM FOREIGN GOVERNMENT OBLIGATIONS—1.9%
Japan—0.2%
Japan Treasury Discount Bill 0.17%, 05/14/2012 ▲	JPY80,000	1,002
Mexico—1.1%
Mexico Cetes Zero Coupon, 05/03/2012—08/23/2012	MXN25,903	2,250
9.79%, 10/18/2012 ▲	10,789	811
9.84%, 09/06/2012 ▲	15,867	1,200
Singapore—0.6%
Singapore Treasury Bill 0.25%, 08/02/2012 ▲	SGD1,667	1,346
0.26%, 07/26/2012 ▲	1,111	897
0.37%, 05/03/2012 ▲	1,080	873

Total Short-Term Foreign Government Obligations (cost $8,395)		8,379

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS—13.8%
United States—13.8%
U.S. Treasury Bill Zero Coupon, 08/02/2012	$4,300	4,299
0.01%, 05/03/2012 ▲ ^	4,300	4,300
0.04%, 05/17/2012 ▲	6,925	6,925
0.04%, 06/07/2012 ▲ ^	1,820	1,820
0.05%, 05/10/2012—06/14/2012 ▲ ^	6,625	6,625
0.06%, 06/21/2012—06/28/2012 ▲	12,100	12,099
0.06%, 07/05/2012 ▲ ^	1,000	1,000
0.07%, 05/31/2012 ▲ ^	8,020	8,019
0.08%, 07/12/2012 ▲	7,120	7,119
0.08%, 07/19/2012 ▲ ^	9,700	9,698

Total Short-Term U.S. Government Obligations (cost $61,904)		61,904

	Shares	Value (000’s)
CONVERTIBLE PREFERRED STOCKS—0.7%
Switzerland—0.0%¥
UBS AG, 9.38%	11,850	168
United States—0.7%
Chesapeake Energy Corp., 5.75%—144A ^	933	801
General Motors Co., 4.75% ^	13,175	514
Health Care REIT, Inc., 6.50%	5,650	302
Omnicare Capital Trust II, 4.00%	3,800	176
PPL Corp., 8.75%	5,488	283
PPL Corp., 9.50% ^	6,100	325

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica Global Allocation

(formerly, Transamerica BlackRock Global Allocation)

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At April 30, 2012

(unaudited)

	Shares	Value (000’s)
United States (continued)
SandRidge Energy, Inc., 7.00%	2,400	$296
Wells Fargo & Co., 7.50%	185	207

Total Convertible Preferred Stocks (cost $3,347)		3,072

PREFERRED STOCKS—0.9%
Brazil—0.3%
Cia Brasileira de Distribuicao Grupo Pao de Acucar, 0.78% ▲	16,608	771
Itau Unibanco Holding SA, 3.75% ▲	27,096	426
Vale SA, 7.31% ▲	16,152	351
Germany—0.2%
Volkswagen AG, 3.74% ▲	5,995	1,136
United Kingdom—0.1%
HSBC Holdings PLC, 8.00% ^	10,400	286
United States—0.3%
Citigroup Capital XIII, 7.88% *	10,657	284
GMAC Capital Trust I, 8.13% *	23,008	551
US Bancorp—Series G, 6.00% *	5,508	142
US Bancorp, 6.50% *	10,976	297

Total Preferred Stocks (cost $3,705)		4,244

COMMON STOCKS—59.5%
Argentina—0.0% ¥
Cresud SACIF y A ADR ^	4,500	43
IRSA Inversiones y Representaciones SA ADR	5,400	43
Pampa Energia SA ADR ‡	5,300	36
Australia—0.9%
Asciano, Ltd.	41,041	202
BHP Billiton, Ltd.	24,959	925
CSL, Ltd.	13,728	524
Newcrest Mining, Ltd.	22,299	611
Orica, Ltd.	10,291	288
Rio Tinto, Ltd. ^	14,976	1,034
Telstra Corp., Ltd.	69,078	255
Austria—0.0% ¥
Telekom Austria AG	7,696	84
Belgium—0.0% ¥
RHJ International ‡	36,300	190
Brazil—1.3%
Banco do Brasil SA	13,458	166
Cia Energetica de Minas Gerais ADR	19,945	492
Cyrela Brazil Realty SA Empreendimentos e Participacoes	39,672	321
Hypermarcas SA	82,332	528
MRV Engenharia e Participacoes SA	67,935	395
OGX Petroleo e Gas Participacoes SA ‡	19,400	135
Petroleo Brasileiro SA—Class A ADR	79,528	1,762
Qualicorp SA ‡	30,823	268
SLC Agricola SA ‡	35,065	347
Telefonica Brasil SA ADR	40,622	1,157
Tractebel Energia SA	10,758	185
Canada—1.9%
Agnico-Eagle Mines, Ltd.	12,448	497
Alamos Gold, Inc. ^	17,478	320
Bank of Nova Scotia	3,547	197
Barrick Gold Corp.	16,267	658
BCE, Inc. ^	1,100	45
Canadian Pacific Railway, Ltd.	6,599	511
Detour Gold Corp. ‡	9,639	238

	Shares	Value (000’s)
Canada (continued)
Eldorado Gold Corp.	48,090	$682
Goldcorp, Inc.	37,395	1,430
IAMGOLD Corp.	19,871	246
Katanga Mining, Ltd. ‡	43,350	36
Kinross Gold Corp.	52,677	472
Osisko Mining Corp. ‡	22,200	229
Potash Corp. of Saskatchewan, Inc.	8,571	364
Rogers Communications, Inc.—Class B ^	11,132	416
Silver Wheaton Corp. ^	19,415	593
Sino-Forest Corp.—Class A ‡ ¶ ^	20,700	28
Suncor Energy, Inc.	24,153	798
Talisman Energy, Inc.	15,124	198
Teck Resources, Ltd.—Class B	1,640	61
TELUS Corp.	3,170	191
Toronto-Dominion Bank	800	68
Chile—0.0% ¥
Sociedad Quimica y Minera de Chile SA ADR	3,795	221
Egypt—0.0% ¥
Telecom Egypt Co.	99,187	211
France—1.1%
AXA SA ^	33,853	479
BNP Paribas SA	15,543	624
Cie Generale D’optique Essilor International SA	9,518	838
Eutelsat Communications SA ^	7,369	262
France Telecom SA	6,707	92
LVMH Moet Hennessy Louis Vuitton SA ^	3,551	587
Safran SA	3,969	147
Sanofi	8,962	684
Sanofi ADR	1,261	48
Societe Generale SA	7,965	188
Technip SA	1,806	204
Total SA	13,278	634
Total SA ADR	8,671	417
Germany—2.3%
Allianz SE	4,628	516
BASF SE ^	19,857	1,636
Bayer AG ^	12,010	846
Bayerische Motoren Werke AG	4,317	410
Daimler AG	11,893	657
Deutsche Bank AG	5,733	249
Deutsche Telekom AG	56,387	636
Fresenius Medical Care AG & Co., KGaA ^	11,276	800
Fresenius SE & Co. KGaA	3,643	364
Infineon Technologies AG	35,976	358
Kabel Deutschland Holding AG ‡	6,163	388
Lanxess AG	7,651	609
Muenchener Rueckversicherungs AG ^	1,600	232
Siemens AG	15,122	1,401
SMA Solar Technology AG ^	1,223	51
Hong Kong—1.7%
AIA Group, Ltd.	52,500	187
Beijing Enterprises Holdings, Ltd.	169,820	949
Chaoda Modern Agriculture Holdings, Ltd. ‡ ¶ ^	1,090,190	109
Cheung Kong Holdings, Ltd.	21,500	287
Cheung Kong Infrastructure Holdings, Ltd.	40,400	239
China BlueChemical, Ltd. ‡	257,900	184
China Resources Gas Group, Ltd.	126,000	245
China Resources Power Holdings Co., Ltd.	158,000	288
China Shenhua Energy Co., Ltd. ‡	54,952	244
China Telecom Corp., Ltd. ‡	276,400	149
China Unicom, Ltd. ^ ■	110,400	197
CSR Corp., Ltd. ‡	87,200	70
Dongfang Electric Corp., Ltd. ‡ ^	58,800	160

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica Global Allocation

(formerly, Transamerica BlackRock Global Allocation)

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At April 30, 2012

(unaudited)

	Shares	Value (000’s)
Hong Kong (continued)
Dongfeng Motor Group Co., Ltd. ^	77,000	$152
Guangshen Railway Co., Ltd. ‡ ^	304,950	113
Guangzhou Automobile Group Co., Ltd. ‡	183,686	204
Haitian International Holdings, Ltd.	81,400	94
Huaneng Power International, Inc. ‡ ^	325,300	193
Hutchison Whampoa, Ltd.	37,800	364
Jiangsu Expressway Co., Ltd. ‡	147,300	145
Link Real Estate Investment Trust	220,467	915
Mongolian Mining Corp. ‡ ^	116,000	93
Ping An Insurance Group Co. ^	17,938	150
Shanghai Electric Group Co., Ltd. ‡ ^	397,600	200
Shanghai Pharmaceuticals Holding Co., Ltd. ‡ ^	105,000	158
Sinopharm Group Co., Ltd. ‡	125,500	328
Sun Hung Kai Properties, Ltd.	19,676	238
Tianjin Development Holdings, Ltd. ‡	724,500	323
Tianjin Port Development Holdings, Ltd.	1,049,600	142
Wharf Holdings, Ltd.	56,277	336
Yuanda China Holdings, Ltd. ‡	1,104,000	151
Zhongsheng Group Holdings, Ltd. ^	128,224	255
India—0.1%
Adani Enterprises, Ltd.	30,885	165
Bharat Heavy Electricals, Ltd.	44,232	188
Housing Development Finance Corp.	48,851	624
Indonesia—0.1%
Bumi Resources PT	1,222,201	269
Telekomunikasi Indonesia Persero PT	138,400	128
Israel—0.3%
Teva Pharmaceutical Industries, Ltd. ADR ¢	25,265	1,156
Italy—0.6%
ENI SpA	41,460	920
Fiat Industrial SpA ^	74,769	849
Intesa Sanpaolo SpA	152,762	231
Telecom Italia SpA ‡	106,040	121
UniCredit SpA	17,077	68
Japan—6.5%
Aisin Seiki Co., Ltd.	6,830	241
Asahi Kasei Corp.	52,800	326
Astellas Pharma, Inc.	6,000	243
Bridgestone Corp.	25,800	610
Canon, Inc.	17,564	796
Daihatsu Motor Co., Ltd. ^	12,780	241
Daiwa House Industry Co., Ltd.	14,070	182
Denso Corp.	8,670	280
East Japan Railway Co.	16,265	1,012
FANUC Corp.	2,350	396
Fuji Heavy Industries, Ltd.	92,420	697
Futaba Industrial Co., Ltd. ^ ‡	16,400	88
Hitachi Chemical Co., Ltd. ^	14,400	267
Hitachi, Ltd.	43,300	276
Honda Motor Co., Ltd.	19,182	690
Hoya Corp.	24,489	562
INPEX Corp. ^	140	924
JGC Corp.	25,910	746
JSR Corp.	10,000	197
KAO Corp.	6,200	166
KDDI Corp.	87	570
Kinden Corp.	11,600	81
Kirin Holdings Co., Ltd.	34,100	434
Komatsu, Ltd.	11,700	337
Kubota Corp. ^	79,584	768
Kuraray Co., Ltd.	21,030	300
Kyowa Hakko Kirin Co., Ltd. ^	27,180	286
Marubeni Corp.	19,300	134

	Shares	Value (000’s)
Japan (continued)
Mitsubishi Corp.	55,520	$1,203
Mitsubishi Tanabe Pharma Corp.	12,100	168
Mitsubishi UFJ Financial Group, Inc. ^	90,520	435
Mitsui & Co., Ltd.	65,132	1,017
Mitsui Fudosan Co., Ltd.	10,500	192
MS&AD Insurance Group Holdings	27,917	515
Murata Manufacturing Co., Ltd.	7,950	454
Nintendo Co., Ltd.	3,200	432
Nippon Building Fund, Inc. REIT	10	95
Nippon Electric Glass Co., Ltd.	27,800	225
Nippon Telegraph & Telephone Corp.	13,530	612
NTT DoCoMo, Inc.	795	1,356
NTT Urban Development Corp. ^	55	42
Okumura Corp.	59,300	217
Rinnai Corp. ^	3,980	290
ROHM Co., Ltd.	4,960	224
Shin-Etsu Chemical Co., Ltd.	16,276	939
Sony Financial Holdings, Inc. ^	11,500	188
Sumitomo Chemical Co., Ltd.	53,520	220
Sumitomo Corp.	15,800	225
Sumitomo Electric Industries, Ltd.	12,600	170
Sumitomo Mitsui Financial Group, Inc.	10,280	329
Suzuki Motor Corp.	47,562	1,120
TDK Corp.	5,820	304
Terumo Corp.	4,850	222
Toda Corp.	57,900	185
Toho Co., Ltd. ^	9,681	174
Tokio Marine Holdings, Inc.	45,300	1,159
Tokyo Gas Co., Ltd.	158,370	764
Toyota Industries Corp.	24,537	692
Toyota Motor Corp.	10,170	417
UBE Industries, Ltd.	142,100	363
West Japan Railway Co.	7,400	304
Yahoo! Japan Corp. ^	725	218
Yamada Denki Co., Ltd. ^	5,570	362
Jersey, Channel Islands—0.1%
Randgold Resources, Ltd. ADR ^	5,426	484
Korea, Republic of—0.7%
Cheil Industries, Inc.	2,489	214
Hyundai Motor Co.	2,263	538
KT Corp.	1,400	36
KT Corp. ADR	18,760	241
KT&G Corp.	6,010	413
LG Corp.	3,549	181
Mando Corp.	459	74
POSCO	603	200
POSCO ADR	2,709	226
Samsung Electronics Co., Ltd.	1,358	1,671
Samsung Fine Chemicals Co., Ltd.	3,140	151
Luxembourg—0.1%
Tenaris SA ADR ^	6,783	266
Malaysia—0.4%
Axiata Group Bhd	513,412	901
British American Tobacco Malaysia Bhd	10,200	187
Telekom Malaysia Bhd	390,824	696
Mexico—0.3%
America Movil SAB de CV ADR	37,789	1,007
Fomento Economico Mexicano SAB de CV ADR	2,453	199
Netherlands—0.5%
ING Groep NV ‡	60,487	427
Koninklijke Philips Electronics NV ‡	26,698	530
Royal Dutch Shell PLC—Class A ADR	10,658	762
Unilever NV	9,320	319
VimpelCom, Ltd. ADR	19,600	200
Ziggo NV ‡	3,400	107

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica Global Allocation

(formerly, Transamerica BlackRock Global Allocation)

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At April 30, 2012

(unaudited)

	Shares	Value (000’s)
New Zealand—0.0% ¥
Guinness Peat Group PLC	292,904	$120
Norway—0.2%
DNB ASA ^	37,215	401
Statoil ASA	19,937	532
Philippines—0.0% ¥
Philippine Long Distance Telephone Co. ADR	3,134	190
Portugal—0.0% ¥
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	40,520	137
Russian Federation—0.3%
Federal Hydrogenerating Co. JSC	1,558,346	53
Federal Hydrogenerating Co. JSC ADR	179,167	624
Kuzbassrazrezugol OJSC	422,660	106
Sberbank of Russia	310,173	701
Singapore—0.5%
CapitaLand, Ltd.	209,150	497
DBS Group Holdings, Ltd.	17,770	200
Fraser and Neave, Ltd. ^	84,400	480
Global Logistic Properties, Ltd. ‡	89,800	149
Keppel Corp., Ltd.	72,111	644
MobileOne, Ltd.	95,930	189
Noble Group, Ltd. ^	69,405	66
Oversea-Chinese Banking Corp.	76,190	552
Raffles Medical Group, Ltd.	73,200	137
SembCorp Marine, Ltd. ^	43,010	177
Singapore Press Holdings, Ltd. ^	44,080	141
Singapore Telecommunications, Ltd.	222,450	561
United Overseas Bank, Ltd.	9,970	155
South Africa—0.1%
Life Healthcare Group Holdings, Ltd.	75,600	261
Spain—0.1%
Telefonica SA	20,909	305
Telefonica SA ADR ^	5,800	85
Sweden—0.0% ¥
Millicom International Cellular SA	600	64
SKF AB—Class B	6,000	142
Switzerland—1.0%
Cie Financiere Richemont SA ¢	2,680	166
Nestle SA	22,171	1,357
Novartis AG	14,252	786
Roche Holding AG	3,183	581
Swisscom AG ^	972	362
Transocean, Ltd.	2,682	135
UBS AG ‡	34,362	429
Zurich Insurance Group AG ‡	1,301	318
Taiwan—0.4%
Cheng Shin Rubber Industry Co., Ltd.	77,000	192
Chunghwa Telecom Co., Ltd.	87,116	273
Chunghwa Telecom Co., Ltd. ADR ^	17,209	533
Far EasTone Telecommunications Co., Ltd.	145,000	315
Hon Hai Precision Industry Co., Ltd.	59,046	187
Taiwan Semiconductor Manufacturing Co., Ltd.	148,888	442
Yulon Motor Co., Ltd.	119,000	191
Thailand—0.3%
PTT Global Chemical PCL	227,637	509
PTT PCL	29,497	336
Siam Commercial Bank PCL	71,875	352
Turkey—0.3%
BIM Birlesik Magazalar AS	7,975	333
Tupras Turkiye Petrol Rafinerileri AS	9,853	206
Turk Telekomunikasyon AS	53,079	233
Turkcell Iletisim Hizmetleri AS ‡	23,747	119
Turkiye Garanti Bankasi AS ‡	71,606	263

	Shares	Value (000’s)
United Kingdom—2.7%
Amlin PLC	13,200	$71
Anglo American PLC	12,057	463
Antofagasta PLC	29,824	572
AstraZeneca PLC ADR	1,300	57
BG Group PLC	56,307	1,325
BHP Billiton PLC	13,128	421
BP PLC	79,084	571
BP PLC ADR	17,730	770
British American Tobacco PLC	6,222	319
BT Group PLC—Class A	207,937	711
Diageo PLC ADR	12,531	1,268
Genel Energy PLC ‡	27,034	309
GlaxoSmithKline PLC ADR	1,400	65
Glencore International PLC ^	30,300	209
HSBC Holdings PLC	65,139	587
KazMunaiGas Exploration Production—Reg S
JSC GDR	28,651	573
Lloyds TSB Group PLC ‡	254,044	128
LSR Group—Reg S OJSC GDR	2,081	11
Magnitogorsk Iron & Steel Works—Reg S GDR ‡	25,071	132
National Grid PLC	86,907	939
NMC Health PLC ‡	43,800	149
Novorossiysk Commercial Sea Port—Reg S PJSC GDR	30,652	258
Petropavlovsk PLC	5,200	40
Rio Tinto PLC	10,624	592
Rosneft Oil Co.—Reg S GDR ‡	59,124	422
SSE PLC	36,394	780
Unilever PLC	5,910	202
Unilever PLC ADR	3,700	127
Vodafone Group PLC	92,393	256
Vodafone Group PLC ADR	5,983	167
United States—34.7%
3M Co.	6,884	615
Abbott Laboratories	14,777	917
Accenture PLC—Class A	1,032	67
ACE, Ltd.	15,796	1,200
Activision Blizzard, Inc. ^ ¢	75,823	976
Adobe Systems, Inc. ‡	2,400	81
AES Corp. ‡	37,797	473
Aetna, Inc.	24,118	1,063
Agilent Technologies, Inc.	13,641	576
Alcoa, Inc.	34,190	333
Alliance Data Systems Corp. ‡ ^	600	77
Alliance Resource Partners, LP	965	62
Allstate Corp.	4,380	146
Altera Corp.	1,400	50
Altria Group, Inc.	16,981	547
Amdocs, Ltd. ‡	2,185	70
Ameren Corp.	1,900	62
American Electric Power Co., Inc.	7,861	305
American Express Co.	4,400	265
American Tower Corp.—Class A REIT	10,066	660
American Water Works Co., Inc.	8,524	292
Ameriprise Financial, Inc.	900	49
AmerisourceBergen Corp.— Class A	10,008	372
Amgen, Inc.	928	66
Anadarko Petroleum Corp.	14,983	1,097
Analog Devices, Inc.	1,300	51
Apache Corp.	7,866	755
Apple, Inc. ‡ ¢	11,672	6,819
Applied Materials, Inc. ¢	37,800	453
Arch Capital Group, Ltd. ‡ ^	6,257	246
ASML Holding NV	1,500	76
AT&T, Inc.	83,019	2,731

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica Global Allocation

(formerly, Transamerica BlackRock Global Allocation)

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At April 30, 2012

(unaudited)

		Value
	Shares	(000’s)
United States (continued)
Autoliv, Inc. ^	600	$38
Axis Capital Holdings, Ltd.	1,456	50
Bank of America Corp.	138,739	1,125
Bank of New York Mellon Corp. ^	45,652	1,079
Biogen Idec, Inc. ‡	569	76
BMC Software, Inc. ‡	1,269	52
Boeing Co.	13,647	1,048
BorgWarner, Inc. ‡ ^	3,371	266
Bristol-Myers Squibb Co.	49,859	1,664
Bunge, Ltd. ^	1,005	65
CA, Inc.	32,088	848
Cabot Oil & Gas Corp.	7,495	263
Calpine Corp. ‡	33,774	634
Canadian Natural Resources, Ltd.	16,511	574
Capital One Financial Corp. ^	5,400	300
Cardinal Health, Inc.	1,259	53
Celgene Corp. ‡	3,947	288
CenturyLink, Inc.	4,678	180
Check Point Software Technologies, Ltd. ‡ ^	1,100	64
Chevron Corp.	21,814	2,325
Chubb Corp.	7,275	532
CIGNA Corp.	7,607	352
Cisco Systems, Inc. ¢	101,521	2,046
Citigroup, Inc.	55,958	1,849
CMS Energy Corp. ^	13,375	307
CNA Financial Corp.	2,322	71
CNH Global N.V. ‡	1,700	78
Coach, Inc.	900	66
Coca-Cola Co.	5,117	391
Coca-Cola Enterprises, Inc.	1,900	57
Cognizant Technology Solutions Corp.—Class A ‡	1,958	144
Colgate-Palmolive Co.	9,125	903
Comcast Corp.—Class A	55,892	1,696
Comverse Technology, Inc. ‡ ^	520	3
ConAgra Foods, Inc.	7,386	191
ConocoPhillips	940	67
CONSOL Energy, Inc. ^	48,570	1,614
Constellation Brands, Inc.—Class A ‡	6,010	130
Corning, Inc.	109,510	1,571
Cosan, Ltd.—Class A	50,304	696
Coventry Health Care, Inc.	1,500	45
Covidien PLC	6,212	343
Crown Castle International Corp. ‡	4,767	270
Crown Holdings, Inc. ‡	5,543	205
CVS Caremark Corp.	16,493	736
DaVita, Inc. ‡	5,194	460
Dell, Inc. ‡ ¢	39,071	640
Devon Energy Corp.	16,571	1,157
Diamond Offshore Drilling, Inc. ^	1,000	69
Discover Financial Services	14,980	507
DISH Network Corp.—Class A	6,705	214
Dominion Resources, Inc.	5,649	295
Dow Chemical Co.	19,537	662
Dr. Pepper Snapple Group, Inc.	3,535	143
E.I. du Pont de Nemours & Co.	13,477	720
Eastman Chemical Co.	1,200	65
eBay, Inc. ‡	9,898	406
Electronic Arts, Inc. ‡ ¢	44,267	681
Eli Lilly & Co.	6,635	275
EMC Corp. ‡ ¢	42,153	1,189
Endurance Specialty Holdings, Ltd. ^	7,206	290
Entergy Corp.	2,591	170
EQT Corp.	8,851	441
Exelon Corp.	8,870	346
Expedia, Inc. ^	1,390	59

		Value
	Shares	(000’s)
United States (continued)
Express Scripts Holding Co. ‡	5,969	$333
Exxon Mobil Corp.	62,888	5,431
Fidelity National Financial, Inc.—Class A ^	16,540	319
Fidelity National Information Services, Inc.	2,169	73
FMC Corp.	14,225	1,572
Ford Motor Co. ^	51,561	582
Freeport-McMoRan Copper & Gold, Inc.	10,505	402
Freescale Semiconductor, Ltd. ‡ ^	35,000	434
Garmin, Ltd. ^	1,573	74
General Dynamics Corp.	7,676	518
General Electric Co.	143,241	2,804
General Mills, Inc.	15,972	621
General Motors Co. ‡ ^	24,092	554
Gilead Sciences, Inc. ‡	16,830	875
Goldman Sachs Group, Inc.	7,648	881
Google, Inc.—Class A ‡	3,712	2,247
Halliburton Co.	15,980	547
Harris Corp. ^	879	40
HCA Holdings, Inc.	20,686	557
HealthSouth Corp. ‡ ^	13,287	297
Helmerich & Payne, Inc.	1,200	62
Herbalife, Ltd. ^	1,176	83
Hewlett-Packard Co.	26,658	660
HJ Heinz Co. ^	3,594	192
Hologic, Inc. ‡	25,143	481
Humana, Inc.	7,015	566
Intel Corp.	58,295	1,656
International Business Machines Corp. ¢	11,043	2,286
International Game Technology	15,847	247
International Paper Co.	7,070	236
Intuit, Inc.	1,100	64
ITC Holdings Corp. ^	357	28
Johnson & Johnson	40,483	2,634
Johnson Controls, Inc.	8,508	272
JPMorgan Chase & Co.	57,799	2,484
Juniper Networks, Inc. ‡	32,690	701
KBR, Inc.	12,112	410
KLA-Tencor Corp.	1,100	57
Kroger Co.	2,300	54
L-3 Communications Holdings, Inc.	900	66
Lear Corp.	1,500	62
Life Technologies Corp. ‡	9,367	434
Limited Brands, Inc. ^	1,417	70
Lincoln National Corp. ^	2,961	73
Lorillard, Inc.	2,527	342
LSR Group—144A GDR OJSC	59,822	320
Macy’s, Inc.	1,500	62
Marathon Oil Corp.	20,283	595
Marathon Petroleum Corp.	27,250	1,134
Mastercard, Inc.—Class A	1,877	849
Mattel, Inc. ¢	20,318	683
McDermott International, Inc. ‡	22,577	255
McDonald’s Corp. ¢	6,317	616
McGraw-Hill Cos., Inc.	1,159	57
McKesson Corp.	7,366	673
Mead Johnson Nutrition Co.—Class A	12,219	1,045
Medtronic, Inc.	21,983	840
Merck & Co., Inc.	45,661	1,792
MetLife, Inc.	10,337	372
MetroPCS Communications, Inc. ‡	18,000	131
Mettler-Toledo International, Inc. ‡ ^	1,528	274
Microsoft Corp.	116,269	3,722
Motorola Solutions, Inc.	7,218	368
Murphy Oil Corp.	1,100	60
Mylan, Inc. ‡	22,401	486
National Oilwell Varco, Inc.	18,056	1,368

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica Global Allocation

(formerly, Transamerica BlackRock Global Allocation)

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At April 30, 2012

(unaudited)

		Value
	Shares	(000’s)
United States (continued)
NetApp, Inc. ‡ ¢	17,439	$677
Newmont Mining Corp.	20,309	968
NextEra Energy, Inc.	15,849	1,020
Northern Trust Corp.	5,924	282
NRG Energy, Inc. ‡	10,648	181
Occidental Petroleum Corp.	20,667	1,885
Oracle Corp. ¢	121,099	3,559
PACCAR, Inc.	5,175	222
Parker Hannifin Corp.	800	70
PerkinElmer, Inc.	9,967	275
Perrigo Co. ^	4,022	422
Pfizer, Inc.	107,548	2,466
Philip Morris International, Inc.	11,729	1,050
Phillips 66 ‡	1,100	37
Platinum Underwriters Holdings, Ltd. ^	3,340	122
Polyus Gold International, Ltd. GDR ‡	190,865	588
PPG Industries, Inc.	742	78
PPL Corp. ^	17,119	468
Praxair, Inc.	2,403	278
Precision Castparts Corp.	3,351	591
Procter & Gamble Co.	19,892	1,266
Progressive Corp. ^	9,391	200
Prudential Financial, Inc.	4,538	275
PulteGroup, Inc. ‡ ^	44,804	441
QEP Resources, Inc. ^	22,059	680
QUALCOMM, Inc.	33,347	2,129
Quicksilver Resources, Inc. ‡ ^	79,385	373
Ralph Lauren Corp.—Class A ¢	300	52
Reinsurance Group of America, Inc.—Class A	900	52
RenaissanceRe Holdings, Ltd. ^	3,406	266
RHJ International—144A ‡	17,100	90
Rockwell Automation, Inc. ^	8,004	620
Ross Stores, Inc.	816	50
SanDisk Corp. ‡ ^ ¢	25,408	940
Sara Lee Corp. ¢	40,200	886
Schlumberger, Ltd.	23,373	1,732
Simon Property Group, Inc. REIT	2,414	376
SM Energy Co. ^ ¢	7,639	505
Southern Co.	14,875	683
Spirit Aerosystems Holdings, Inc.—Class A ‡ ^	20,830	521
St. Joe Co. ‡ ^	75,455	1,344
State Street Corp.	17,093	790
Symantec Corp. ‡	26,125	432
TE Connectivity, Ltd.	1,932	70
Texas Instruments, Inc.	13,510	432
Thermo Fisher Scientific, Inc.	8,541	475
Time Warner Cable, Inc.	4,212	339
Torchmark Corp.	1,249	61
Travelers Cos., Inc.	11,605	746
U.S. Bancorp ¢	34,117	1,098
Unilever NV	3,338	115
Union Pacific Corp.	10,594	1,192
United Technologies Corp.	19,317	1,577
UnitedHealth Group, Inc.	12,077	678
Universal Health Services, Inc.—Class B ¢	5,700	243
Unum Group	2,329	55
Urban Outfitters, Inc. ‡ ^	1,400	41
Valeant Pharmaceuticals International, Inc. ‡ ¢	4,600	256
Valero Energy Corp.	2,538	63
Validus Holdings, Ltd.	5,061	164
Vanguard Health Systems, Inc. ‡ ^	10,800	96
Verizon Communications, Inc.	34,322	1,385
Vertex Pharmaceuticals, Inc. ‡ ¢	13,243	510

		Value
	Shares	(000’s)
United States (continued)
Viacom, Inc.—Class B	7,301	$339
Visa, Inc.—Class A	8,453	1,040
Wal-Mart Stores, Inc.	25,143	1,480
Walt Disney Co.	13,156	567
Waters Corp. ‡	5,517	464
Weatherford International, Ltd. ‡	18,820	269
WellPoint, Inc.	13,711	930
Wells Fargo & Co.	51,652	1,727
Western Digital Corp. ‡	1,723	67
Western Union Co.	2,400	44
Whiting Petroleum Corp. ‡ ¢	18,669	1,068
Wyndham Worldwide Corp.	1,200	60
XL Group PLC—Class A	40,490	871

Total Common Stocks (cost $235,307)		265,375

INVESTMENT COMPANIES—2.1%
United Kingdom—0.0% ^¥
Vinaland, Ltd.	78,897	44
United States—2.1%
ETFS Physical Palladium Shares ‡	3,900	263
ETFS Platinum Trust ‡	3,300	510
SPDR Gold Shares ‡	52,882	8,561

Total Investment Companies (cost $6,641)		9,378

RIGHT—0.0% ¥
Brazil—0.0% ¥
Cia Brasileira de Distribuicao Grupo Pao de Acucar ‡	119	◆
Total Right (cost $◆)

WARRANTS—0.0% ¥
Australia—0.0% ¥
TFS Corp., Ltd. ‡¶
Expiration: 07/15/2018
Exercise Price: AUD1.28	190,550	12
Canada—0.0% ¥
Kinross Gold Corp. ‡
Expiration: 09/03/2013
Exercise Price: $32.00	9,602	5
United States—0.0% ¥
Ford Motor Co. ‡
Expiration: 01/01/2013
Exercise Price: $9.20	43,117	104

Total Warrants (cost $235)		121

	Notional Amount (000’s)	Value (000’s)
PURCHASED OPTIONS—0.2%
Call Options—0.0% ¥
Citi TAIEX Index Call Strike $290.81 Expires 12/19/2012	$2	4
Citi TAIEX Index Call Strike $301.94 Expires 12/19/2012	2	3
DAX Index Call Strike $7,258.78 Expires 09/21/2012	◆	12
Goldcorp, Inc. Call Strike $40.00 Expires 10/20/2012	6	17

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica Global Allocation

(formerly, Transamerica BlackRock Global Allocation)

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At April 30, 2012

(unaudited)

	Notional Amount (000’s)	Value (000’s)
Call Options (continued)
Intel Corp. Call Strike $27.00 Expires 07/21/2012	$18		$33
Microsoft Corp. Call Strike $32.00 Expires 05/19/2012	2		1
MSCI Europe Excluding United Kingdom Index Call Strike $104.71 Expires 06/15/2012	11		◆
MSCI Europe Excluding United Kingdom Index Call Strike $102.90 Expires 06/15/2012	5		◆
MSCI Europe Excluding United Kingdom Index Call Strike $99.43 Expires 07/12/2012	15		3
MSCI Europe Excluding United Kingdom Index Call Strike $86.70 Expires 09/21/2012	5		30
Nikkei 225 Index Call Strike $9,774.71 Expires 12/14/2012	◆		42
S&P 500 Index Call Strike $1,410.47 Expires 08/17/2012	1		25
S&P 500 Index Call Strike $1,412.15 Expires 08/17/2012	◆		12
S&P 500 Index Call Strike $1,425.00 Expires 09/21/2012	1		31
SPDR Gold Trust Call Strike $165.00 Expires 09/22/2012	9		48
SPDR Gold Trust Call Strike $175.00 Expires 12/22/2012	9		48
Taiwan TAIEX Index Call Strike $9,047.46 Expires 09/19/2012	2	◆
Taiwan TAIEX Index Call Strike $9,041.74 Expires 09/19/2012	2	◆
Taiwan TAIEX Index Call Strike $8,818.93 Expires 03/20/2013	2		6
Taiwan TAIEX Index Call Strike $8,807.55 Expires 06/19/2013	2		10
Taiwan TAIEX Index Call Strike $8,807.55 Expires 09/18/2013	1		5
Taiwan TAIEX Index Call Strike $8,646.24 Expires 09/18/2013	1		6

	Notional Amount (000’s)		Value (000’s)
Call Options (continued)
Taiwan TAIEX Index Call Strike $8,646.11 Expires 12/18/2013		$3	$18
TOPIX Index Call Strike $825.00 Expires 06/08/2012		JPY 135	16
Put Options—0.2%
CAC 40 Index Put Strike $2,850.00 Expires 05/18/2012	$	◆	3
CAC 40 Index Put Strike $3,350.00 Expires 05/18/2012		◆	62
CAC 40 Index Put Strike $3,350.00 Expires 05/18/2012		◆	63
CAC 40 Index Put Strike $2,850.00 Expires 05/18/2012		◆	2
CAC 40 Index Put Strike $2,700.00 Expires 06/08/2012		◆	3
CAC 40 Index Put Strike $3,100.00 Expires 06/08/2012		◆	22
CAC 40 Index Put Strike $2,700.00 Expires 06/15/2012		◆	5
CAC 40 Index Put Strike $3,150.00 Expires 06/15/2012		◆	30
CAC 40 Index Put Strike $2,750.00 Expires 06/15/2012		◆	5
CAC 40 Index Put Strike $3,100.00 Expires 06/15/2012		◆	32
ConocoPhillips Put Strike $70.00 Expires 01/19/2013		33	173
DAX Index Put Strike $6,850.00 Expires 05/18/2012		◆	14
DAX Index Put Strike $5,500.00 Expires 05/18/2012		◆	◆
DAX Index Put Strike $6,500.00 Expires 05/18/2012		◆	4
DAX Index Put Strike $5,850.00 Expires 05/18/2012		◆	◆
FedEx Corp. Put Strike $82.50 Expires 10/19/2012		4	17
FedEx Corp. Put Strike $82.50 Expires 10/19/2012		1	4

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica Global Allocation

(formerly, Transamerica BlackRock Global Allocation)

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At April 30, 2012

(unaudited)

	Notional Amount (000’s)	Value (000’s)
Put Options (continued)
FedEx Corp. Put Strike $82.50 Expires 10/20/2012	$2	$9
Mead Johnson Nutrition Co. Put Strike $65.00 Expires 05/19/2012	1	◆
Mead Johnson Nutrition Co. Put Strike $80.00 Expires 08/17/2012	12	28
Russell 2000 Index Put Strike $701.68 Expires 05/18/2012	1	◆
Russell 2000 Index Put Strike $785.75 Expires 06/12/2012	1	11
Russell 2000 Index Put Strike $782.56 Expires 07/20/2012	◆	11
Russell 2000 Index Put Strike $807.90 Expires 08/17/2012	1	18
Russell 2000 Index Put Strike $800.00 Expires 09/13/2012	1	47
Russell 2000 Index Put Strike $804.79 Expires 10/19/2012	1	32
S&P 500 Index Put Strike $1,370.00 Expires 05/19/2012	1	11
Union Pacific Corp. Put Strike $105.00 Expires 05/19/2012	5	3

Total Purchased Options (cost $1,743)		979

	Shares	Value (000’s)
SECURITIES LENDING COLLATERAL—10.8%
State Street Navigator Securities Lending Trust—Prime Portfolio, 0.29% ▲	48,364,774	48,365
Total Securities Lending Collateral (cost $48,365)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT—0.2%
State Street Bank & Trust Co. 0.03% ▲, dated 04/30/2012, to be repurchased at $773 on 05/01/2012. Collateralized by U.S. Government Agency Obligations, 2.55%—2.76%, due 04/01/2034—07/01/2034, and with a total value of $789	$773	773

Total Repurchase Agreement (cost $773)
Total Investment Securities (cost $466,052) P		501,210

Other Assets and Liabilities—Net		(54,179)

Net Assets		$447,031

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica Global Allocation

(formerly, Transamerica BlackRock Global Allocation)

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At April 30, 2012

(unaudited)

	Notional Amount (000’s)	Value (000’s)
WRITTEN OPTIONS—(0.4%) җ
Call Options—(0.2%)
Activision Blizzard, Inc. Call Strike $12.50 Expires 01/19/2013	$(11)	$(15)
Alcoa, Inc. Call Strike $10.00 Expires 01/19/2013	(34)	(32)
Apple, Inc. Call Strike $450.00 Expires 01/19/2013	(3)	(383)
Applied Materials, Inc. Call Strike $12.00 Expires 07/21/2012	(38)	(20)
Cisco Systems, Inc. Call Strike $20.00 Expires 01/19/2013	(9)	(16)
DAX Index Call Strike $7,828.10 Expires 09/21/2012	(◆ )	(3)
Dell, Inc. Call Strike $15.00 Expires 01/19/2013	(9)	(22)
Electronic Arts, Inc. Call Strike $20.00 Expires 01/19/2013	(12)	(8)
EMC Corp. Call Strike $25.00 Expires 01/19/2013	(6)	(27)
Goldcorp, Inc. Call Strike $48.00 Expires 10/20/2012	(6)	(4)
International Business Machines Corp. Call Strike $200.00 Expires 01/19/2013	(2)	(37)
Mattel, Inc. Call Strike $35.00 Expires 01/19/2013	(4)	(5)
Mattel, Inc. Call Strike $33.00 Expires 01/18/2013	(3)	(7)
McDonalds Corp. Call Strike $105.00 Expires 01/19/2013	(2)	(4)
Mead Johnson Nutrition Co. ə Call Strike $100.00 Expires 01/18/2013	(12)	(23)
MSCI Europe Excluding United Kingdom Index Call Strike $113.85 Expires 07/12/2012	(15)	(◆ )
NetApp, Inc. Call Strike $42.00 Expires 01/19/2013	(12)	(39)
Nikkei 225 Index Call Strike $10,828.27 Expires 12/14/2012	(◆ )	(14)
Ralph Lauren Corp. Call Strike $175.00 Expires 05/19/2012	(◆ )	(1)
Russell 2000 Index Call Strike $877.51 Expires 08/17/2012	(1)	(10)

	Notional Amount (000’s)	Value (000’s)
Call Options (continued)
Russell 2000 Index Call Strike $786.96 Expires 05/18/2012	$(1)	$(20)
Russell 2000 Index Call Strike $894.56 Expires 10/19/2012	(1)	(12)
Russell 2000 Index Call Strike $813.83 Expires 07/20/2012	(◆ )	(16)
Russell 2000 Index Call Strike $804.63 Expires 06/12/2012	(1)	(34)
Russell 2000 Index Call Strike $833.69 Expires 09/13/2012	(1)	(41)
SanDisk Corp. Call Strike $40.00 Expires 07/21/2012	(6)	(8)
Sara Lee Corp. Call Strike $22.00 Expires 01/19/2013	(27)	(38)
SM Energy Co. Call Strike $85.00 Expires 05/19/2012	(2)	(◆ )
Unilever NV Call Strike $26.00 Expires 06/15/2012	(932)	(7)
Universal Health Services, Inc. Call Strike $40.00 Expires 07/21/2012	(6)	(22)
US Bancorp Call Strike $30.00 Expires 06/16/2012	(7)	(17)
Valeant Pharmaceuticals, Inc. Call Strike $50.00 Expires 01/19/2013	(2)	(25)
Vertex Pharmaceuticals, Inc. Call Strike $35.00 Expires 07/21/2012	(7)	(41)
Vertex Pharmaceuticals, Inc. Call Strike $40.00 Expires 01/19/2013	(6)	(38)
Whiting Petroleum Corp. Call Strike $52.50 Expires 01/19/2013	(6)	(63)
Whiting Petroleum Corp. Call Strike $72.50 Expires 01/19/2013	(3)	(6)
Put Options—(0.2%)
CAC-40 Index Put Strike $3,100.00 Expires 05/18/2012	(1)	(31)
CAC-40 Index Put Strike $2,950.00 Expires 06/15/2012	(1)	(25)
CAC-40 Index Put Strike $3,100.00 Expires 05/18/2012	(1)	(29)
CAC-40 Index Put Strike $2,900.00 Expires 06/08/2012	(1)	(16)

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica Global Allocation

(formerly, Transamerica BlackRock Global Allocation)

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At April 30, 2012

(unaudited)

	Notional Amount (000’s)	Value (000’s)
Put Options (continued)
CAC-40 Index Put Strike $2,900.00 Expires 06/15/2012	$(1)	$(26)
Citi TAIEX Index Put Strike $243.41 Expires 12/19/2012	(2)	(25)
Citi TAIEX Index Put Strike $252.72 Expires 12/19/2012	(2)	(33)
ConocoPhillips Put Strike $55.00 Expires 01/19/2013	(33)	(46)
DAX Index Put Strike $6,000.00 Expires 05/18/2012	(◆ )	(1)
DAX Index Put Strike $6,350.00 Expires 05/18/2012	(◆ )	(4)
FedEx Corp. ə Put Strike $65.00 Expires 10/19/2012	(2)	(2)
Goldcorp, Inc. Put Strike $36.00 Expires 10/20/2012	(6)	(16)
Intel Corp. Put Strike $25.00 Expires 07/21/2012	(18)	(5)
Mattel, Inc. Put Strike $25.00 Expires 01/19/2013	(18)	(9)
Mead Johnson Nutrition Co. ə Put Strike $60.00 Expires 01/17/2014	(12)	(12)
MSCI Europe Excluding United Kingdom Index Put Strike $92.97 Expires 07/12/2012	(15)	(85)
MSCI Europe Excluding United Kingdom Index Put Strike $98.12 Expires 06/15/2012	(5)	(46)
MSCI Europe Excluding United Kingdom Index Put Strike $99.84 Expires 06/15/2012	(11)	(117)
Nikkei 225 Index Put Strike $8,877.23 Expires 12/14/2012	(◆ )	(32)
Quicksilver Resources, Inc. Put Strike $6.00 Expires 06/16/2012	(10)	(15)
Russell 2000 Index Put Strike $700.00 Expires 09/13/2012	(1)	(19)
Russell 2000 Index Put Strike $725.04 Expires 08/17/2012	(1)	(10)
Russell 2000 Index Put Strike $730.12 Expires 10/19/2012	(1)	(18)

	Notional Amount (000’s)	Value (000’s)
Put Options (continued)
Russell 2000 Index Put Strike $703.04 Expires 06/12/2012	$(1)	$(2)
Russell 2000 Index Put Strike $700.19 Expires 07/20/2012	(◆ )	(4)
Russell 2000 Index Put Strike $611.72 Expires 05/18/2012	(1)	(◆ )
S&P 500 Index Put Strike $1,240.54 Expires 08/17/2012	(1)	(8)
S&P 500 Index ə Put Strike $1,175.00 Expires 09/21/2012	(1)	(12)
S&P 500 Index Put Strike $1,270.00 Expires 05/19/2012	(1)	(1)
Taiwan TAIEX Index Put Strike $7,180.59 Expires 12/18/2013	(2)	(56)
Taiwan TAIEX Index Put Strike $7,608.62 Expires 09/19/2012	(2)	(31)
Taiwan TAIEX Index Put Strike $7,574.49 Expires 06/19/2013	(2)	(49)
Taiwan TAIEX Index Put Strike $6,957.96 Expires 09/18/2013	(1)	(21)
Taiwan TAIEX Index Put Strike $7,176.38 Expires 09/18/2013	(1)	(25)
Taiwan TAIEX Index Put Strike $7,758.20 Expires 09/19/2012	(2)	(57)
Taiwan TAIEX Index Put Strike $7,557.82 Expires 03/20/2013	(2)	(44)
TOPIX Index Put Strike $675.00 Expires 06/08/2012	(74)	(◆ )

Total Written Options (premiums: $(1,878))		(1,990)

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica Global Allocation

(formerly, Transamerica BlackRock Global Allocation)

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At April 30, 2012

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Counterparty	Contracts Bought (Sold) (000’s)	Settlement Date	Amount in U.S. Dollars Bought (Sold) (000’s)	Net Unrealized Appreciation (Depreciation) (000’s)
Australian Dollar	GSC	(35)	05/15/2012	$(35)	$	(◆ )
Australian Dollar	JPM	(1,160)	05/31/2012	(1,190)		(14)
Australian Dollar	UBS	(379)	05/31/2012	(389)		(5)
Australian Dollar	JPM	(1,453)	11/15/2012	(1,421)		(65)
Australian Dollar	GSC	(753)	11/15/2012	(760)		(9)
Australian Dollar	GSC	(735)	11/15/2012	(745)		(6)
Australian Dollar	JPM	1,453	11/15/2012	1,418		66
Brazilian Real	JPM	(603)	06/04/2012	(325)		11
Brazilian Real	UBS	(753)	06/04/2012	(400)		8
Brazilian Real	BCLY	(602)	06/04/2012	(325)		12
Chinese Yuan Renminbi	CSFB	4,337	05/18/2012	687		◆
Chinese Yuan Renminbi	UBS	3,851	05/25/2012	608		2
Euro	UBS	(884)	05/18/2012	(1,158)		(11)
Euro	UBS	(468)	05/24/2012	(613)		(7)
Euro	CSFB	(1,148)	05/24/2012	(1,506)		(16)
Euro	DUB	(788)	05/31/2012	(1,036)		(7)
Euro	CSFB	(613)	05/31/2012	(809)		(2)
Euro	DUB	(743)	05/31/2012	(981)		(3)
Japanese Yen	UBS	89,408	05/10/2012	1,100		20
Japanese Yen	CSFB	(120,000)	05/14/2012	(1,570)		65
Japanese Yen	CSFB	40,000	05/14/2012	516		(15)
Japanese Yen	DUB	40,619	06/01/2012	500		9
Japanese Yen	CSFB	(16,082)	06/07/2012	(200)		(1)
Mexican Peso	UBS	(10,750)	05/03/2012	(845)		20
Mexican Peso	JPM	(7,009)	07/26/2012	(528)		(6)
Mexican Peso	JPM	(5,408)	07/26/2012	(409)		(2)
Mexican Peso	JPM	(2,700)	07/26/2012	(204)		(1)
Mexican Peso	DUB	(3,641)	08/23/2012	(277)		◆
Mexican Peso	CSFB	(15,867)	09/06/2012	(1,185)		(19)
Mexican Peso	UBS	(10,789)	10/18/2012	(817)		2
Norwegian Krone	UBS	2,889	05/24/2012	498		7
Norwegian Krone	DUB	1,945	05/24/2012	335		5
Pound Sterling	DUB	(1,096)	05/18/2012	(1,742)		(37)
Pound Sterling	JPM	(615)	05/18/2012	(977)		(20)
Pound Sterling	JPM	(896)	05/31/2012	(1,429)		(26)
Pound Sterling	DUB	(254)	06/08/2012	(410)		(2)
Pound Sterling	GSC	(383)	06/08/2012	(618)		(3)
Republic of Korea Won	DUB	638,455	05/07/2012	567		(2)
Singapore Dollar	JPM	507	05/25/2012	405		4
Singapore Dollar	HSBC	442	06/01/2012	355		2
Singapore Dollar	JPM	1,625	06/01/2012	1,300		13
Taiwan Dollar	HSBC	17,172	05/18/2012	582		6

						$(27)

FORWARD FOREIGN CROSS CURRENCY CONTRACTS:

Currency	Counterparty	Contracts Bought (Sold) (000’s)	Settlement Date	Amount in U.S. Dollars Bought (Sold) (000’s)	Net Unrealized Appreciation (Depreciation) (000’s)
Euro	UBS	72	05/25/2012	$96	$1
Swiss Franc	UBS	(87)	05/25/2012	(96)	(1)
Swiss Franc	CSFB	847	05/25/2012	934	9
Euro	CSFB	(705)	05/25/2012	(933)	(8)
Swiss Franc	UBS	1,224	06/08/2012	1,350	6
Euro	UBS	(1,019)	06/08/2012	(1,349)	(6)

					$1

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica Global Allocation

(formerly, Transamerica BlackRock Global Allocation)

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At April 30, 2012

(unaudited)

OTC SWAP AGREEMENTS: ß

INTEREST RATE SWAP AGREEMENTS—FIXED RATE PAYABLE:

Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Currency Code	Notional Amount (000’s)	Market Value (000’s)	Premiums Paid (Received) (000’s)	Net Unrealized Appreciation (000’s)
3-Month USD-LIBOR	1.63%	09/12/2015	UBS	USD	$5,748	$31	$—	$31
3-Month USD-LIBOR	1.57	09/15/2015	UBS	USD	5,512	25	—	25
3-Month USD-LIBOR	1.56	09/23/2015	BOA	USD	5,574	24	—	24

						$80	$—	$80

TOTAL RETURN SWAP AGREEMENTS—PAYABLE: (A)

Reference Entity	Fixed Rate	Termination Date	Counterparty	Notional Amount (000’s)	Market Value (000’s)	Premiums Paid (Received) (000’s)	Net Unrealized Appreciation (000’s)
HSCEI Dividend Point Index Futures	1.00%	12/31/2012	CITI	$230	$23	$—	$23
SGX Nikkei Stock Average Dividend Point Index Futures	1.00	03/31/2014	CITI	242	36	—	36

					$59	$—	$59

FUTURES CONTRACTS:

Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation) (000’s)
MSCI Taiwan Index	Short	(6)	05/30/2012	$1
Nikkei 225 Index	Short	(2)	06/07/2012	7
S&P 500 E-Mini Index	Short	(4)	06/15/2012	(5)

				$3

Collateral (Received) Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of 04/30/2012:

Counterparty	Total Market Value of OTC Derivatives (000’s)	Collateral (Received)/Pledged (000’s)	Net Exposures (1) (000’s)
BCLY	$12	$—	$12
BOA	24	—	24
CITI	59	91	150
CSFB	13	—	13
DUB	(37)	(100)	(137)
GSC	(18)	—	(18)
HSBC	8	—	8
JPM	(40)	—	(40)
UBS	92	1,231	1,323

(1)	Net exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default.

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica Global Allocation

(formerly, Transamerica BlackRock Global Allocation)

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At April 30, 2012

(unaudited)

INVESTMENTS BY INDUSTRY:	Percentage of Total Investments	Value (000’s)
Foreign Government Obligation	7.3%	$36,794
Oil, Gas & Consumable Fuels	7.3	36,678
U.S. Government Obligation	6.5	32,769
Pharmaceuticals	3.3	16,741
Metals & Mining	3.2	15,849
Commercial Banks	2.8	14,082
Capital Markets	2.7	13,602
Diversified Telecommunication Services	2.6	13,094
Software	2.3	11,424
Computers & Peripherals	2.3	11,346
Diversified Financial Services	2.1	10,535
Insurance	2.0	9,926
Chemicals	2.0	9,896
Health Care Providers & Services	1.9	9,420
Industrial Conglomerates	1.6	8,291
Automobiles	1.6	8,207
Food Products	1.4	7,296
Wireless Telecommunication Services	1.4	6,812
Real Estate Management & Development	1.3	6,466
Semiconductors & Semiconductor Equipment	1.2	5,955
Electric Utilities	1.2	5,894
Energy Equipment & Services	1.1	5,330
Communications Equipment	1.0	5,287
IT Services	1.0	4,907
Health Care Equipment & Supplies	0.9	4,713
Aerospace & Defense	0.9	4,468
Media	0.9	4,433
Food & Staples Retailing	0.8	4,066
Electronic Equipment & Instruments	0.8	3,916
Machinery	0.7	3,448
Road & Rail	0.7	3,356
Biotechnology	0.6	2,916
Internet Software & Services	0.6	2,870
Tobacco	0.6	2,858
Auto Components	0.6	2,815
Trading Companies & Distributors	0.6	2,810
Beverages	0.5	2,622
Life Sciences Tools & Services	0.5	2,498
Real Estate Investment Trusts	0.5	2,348
Household Products	0.5	2,335
Independent Power Producers & Energy Traders	0.4	2,003
Electrical Equipment	0.4	1,972
Construction & Engineering	0.3	1,639
Multi-Utilities	0.3	1,603
Consumer Finance	0.3	1,547
Household Durables	0.3	1,521
Gas Utilities	0.2	1,205
Textiles, Apparel & Luxury Goods	0.2	991
Derivative	0.2	979
Hotels, Restaurants & Leisure	0.2	949
Transportation Infrastructure	0.2	880
Office Electronics	0.2	796
Paper & Forest Products	0.2	783
Specialty Retail	0.2	778
Personal Products	0.1	773
Leisure Equipment & Products	0.1	683
Construction Materials	0.1	678
Thrifts & Mortgage Finance	0.1	624
Commercial Services & Supplies	0.1	530
Mortgage-Backed Security	0.1	347
Water Utilities	0.1	292
Asset-Backed Security	0.1	282
Professional Services	0.0	¥268
Building Products	0.0	¥267
Containers & Packaging	0.0	¥205

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica Global Allocation

(formerly, Transamerica BlackRock Global Allocation)

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At April 30, 2012

(unaudited)

INVESTMENTS BY INDUSTRY (continued):	Percentage of Total Investments		Value (000’s)
Multiline Retail	0.0	%¥	$62
Internet & Catalog Retail	0.0		¥59

Investment Securities, at Value	76.2		381,789
Short-Term Investments	23.8		119,421

Total Investments	100.0%		$501,210

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

^	All or a portion of this security is on loan. The value of all securities on loan is $46,985.
¥	Percentage rounds to less than 0.1%.
*	Floating or variable rate note. Rate is listed as of 04/30/2012.
ž	The security has a perpetual maturity. The date shown is the next call date.
ə	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is $180, or 0.04% of the fund’s net assets, and total aggregate market value of fair valued derivatives is $(49), or (0.01)% of the fund’s net assets.
▲	Rate shown reflects the yield at 04/30/2012.
Џ	In default.
‡	Non-income producing security.
P	Aggregate cost for federal income tax purposes is $466,052. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $55,844 and $20,686, respectively. Net unrealized appreciation for tax purposes is $35,158.
◆	Amount is less than 1.
§	Illiquid. These securities aggregated to $5,613, or 1.26%, of the fund’s net assets.
b	Cash, in the amount of $100, has been pledged as collateral with the broker for open swaps contracts.
g	A portion of this security in the amount of $58 has been segregated as collateral with the broker to cover margin requirements for open futures contracts.
■	A portion of these securities in the amount of $6,851 has been segregated with the broker to cover open written options.
җ	Cash in the amount of $1,231 has been segregated with the borker to cover open written options.
a	A portion of this security in the amount of $91 has been segregated as collateral with the broker for open swaps contracts.
(A)

At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference index less a financing rate, if any. As a receiver, the fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

DEFINITIONS (all amounts in thousands):

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 04/30/2012, these securities aggregated $10,370, or 2.32% of the fund’s net assets.
ADR	American Depositary Receipt
BCLY	Barclays Bank PLC
BOA	Bank of America
CITI	Citigroup, Inc.
CSFB	Credit Suisse First Boston
DUB	Deutsche Bank AG
GDR	Global Depositary Receipt
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JPMorgan Chase & Co.
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
OTC	Over the Counter
OJSC	Open Joint Stock Company
PJSC	Private Joint Stock Company
REIT	Real Estate Investment Trust (includes domestic REITs and Foreign Real Estate Investment Companies)
UBS	UBS Warburg LLC

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica Global Allocation

(formerly, Transamerica BlackRock Global Allocation)

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At April 30, 2012

(unaudited)

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan Renminbi
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Riggit
PLN	Polish Zloty
SGD	Singapore Dollar
USD	United States Dollar

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value at 04/30/2012
Asset-Backed Security	$—	$282	$—	$282
Common Stocks	168,797	96,550	28	265,375
Convertible Bonds	—	13,365	—	13,365
Convertible Preferred Stocks	2,904	168	—	3,072
Corporate Debt Securities	—	13,586	◆	13,586
Foreign Government Obligations	—	36,794	—	36,794
Investment Companies	9,378	—	—	9,378
Loan Assignments	—	1,282	—	1,282
Mortgage-Backed Securities	—	347	—	347
Preferred Corporate Debt Securities	—	195	—	195
Preferred Stocks	2,822	1,422	—	4,244
Purchased Options	908	71	—	979
Repurchase Agreement	—	773	—	773
Right	—	◆	—	◆
Securities Lending Collateral	48,365	—	—	48,365
Short-Term Foreign Government Obligations	—	8,379	—	8,379
Short-Term U.S. Government Obligations	—	61,904	—	61,904
U.S. Government Obligations	—	32,769	—	32,769
Warrants	109	12	—	121

Total	$233,283	$267,899	$28	$501,210

Other Financial Instruments	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value at 04/30/2012
Written Options	$—	$(1,990)	$—	$(1,990)

Other Financial Instruments ₣	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value at 04/30/2012
Futures Contracts—Appreciation	$8	$—	$—	$8
Futures Contracts—Depreciation	(5)	—	—	(5)
Forward Foreign Cross Currency Contracts—Appreciation	—	16	—	16
Forward Foreign Cross Currency Contracts—Depreciation	—	(15)	—	(15)
Forward Foreign Currency Contracts—Appreciation	—	252	—	252
Forward Foreign Currency Contracts—Depreciation	—	(279)	—	(279)
Interest Rate Swaps—Appreciation	—	80	—	80
Total Return Swap—Appreciation	—	59	—	59

Total	$3	$113	$—	$116

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica Global Allocation

(formerly, Transamerica BlackRock Global Allocation)

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At April 30, 2012

(unaudited)

VALUATION SUMMARY (continued) (all amounts in thousands): '

Level 3 Rollforward—Investment Securities

Security	Beginning Balance at 10/31/2011	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Net Change in Unrealized Appreciation / (Depreciation) ƒ	Transfers into Level 3	Transfers out of Level 3f	Ending Balance at 04/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 04/30/2012 ƒ
Common Stocks	$463	$5	$(7)	$—	$(2)	$(122)	$—	$(309)	$28	$(122)
Corporate Debt Securities	◆	—	—	—	—	—	—	—	◆	—
Loan Assignments	374	12	(386)	—	—	—	—	—	—	—

Total	$837	$17	$(393)	$—	$(2)	$(122)	$—	$(309)	$28	$(122)

'	See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
₣	Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.
ƒ	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 04/30/2012 may be due to an investment no longer held or categorized as Level 3 at period end.
f	Transferred out of Level 3 because of availability of observable inputs.

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica Managed Futures Strategy

(formerly, Transamerica AQR Managed Futures Strategy)

CONSOLIDATED SCHEDULE OF INVESTMENTS

At April 30, 2012

(unaudited)

	Shares	Value (000’s)
INVESTMENT COMPANIES—83.7%
Capital Markets—75.3%
Dreyfus Treasury Cash Management	82,494,046	$82,494
UBS Select Treasury Preferred	103,117,587	103,117
Money Market—8.4%
BlackRock Liquidity Funds T-Fund Portfolio	20,623,538	20,624

Total Investment Securities (cost $206,235) Õ		206,235
Other Assets and Liabilities—Net		40,037

Net Assets		$246,272

OTC SWAP AGREEMENTS: ß

TOTAL RETURN SWAP AGREEMENTS—RECEIVABLE: (A)

Reference Entity	Termination Date	Counterparty	Notional Amount (000’s)	Market Value (000’s)	Premiums Paid(Received) (000’s)	Net Unrealized Appreciation (Depreciation) (000’s)
2-Year Euro-Schatz Futures	06/08/2012	BOA	$37,186	$49	$—	$49
2-Year U.S. Treasury Note Futures	06/01/2012	BOA	93,732	69	—	69
5-Year U.S. Treasury Note Futures	06/01/2012	BOA	2,105	11	—	11
Soy Meal July Futures	06/22/2012	BCLY	2,961	316	—	316
Soybean July Futures	06/22/2012	BOA	527	28	—	28
Swiss Market Index Futures	06/15/2012	RBS	2,944	(31)	(11)	(20)

				$442	$(11)	$453

TOTAL RETURN SWAP AGREEMENTS—PAYABLE: (A)

Reference Entity	Termination Date	Counterparty	Notional Amount (000’s)	Market Value (000’s)	Premiums Paid(Received) (000’s)	Net Unrealized Appreciation (Depreciation) (000’s)
Cocoa July Futures	06/01/2012	BCLY	$2,064	$(65)	$—	$(65)
Coffee July Futures	06/08/2012	BCLY	539	11	—	11
Gold June Futures	05/30/2012	BCLY	1,498	(18)	—	(18)
Lean Hog June Futures	06/14/2012	BCLY	2,234	58	—	58
LME Aluminum June	06/18/2012	BCLY	1,051	(2)	—	(2)
LME Copper June	06/18/2012	BCLY	1,895	(95)	—	(95)
Silver July Futures	06/28/2012	BCLY	2,791	9	—	9
Soy Oil July Futures	06/22/2012	BCLY	1,453	46	—	46
Wheat July Futures	06/13/2012	BCLY	851	(26)	—	(26)

				$(82)	$—	$(82)

FUTURES CONTRACTS: Б

Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation) (000’s)
10-Year Australian Treasury Bond	Long	70	06/15/2012	$77
10-Year Government of Canada Bond	Long	7	06/20/2012	(3)
10-Year Japan Government Bond	Long	29	06/11/2012	271
10-Year U.S. Treasury Note	Long	77	06/20/2012	72
2-Year U.S. Treasury Note	Long	26	06/29/2012	3
30-Year U.S. Treasury Bond	Long	30	06/20/2012	33
3-Month Aluminum	Short	(1)	05/09/2012	5
3-Month Aluminum	Long	1	05/09/2012	(5)
3-Month Aluminum	Long	12	05/17/2012	(23)

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica Managed Futures Strategy

(formerly, Transamerica AQR Managed Futures Strategy)

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At April 30, 2012

(unaudited)

FUTURES CONTRACTS (continued): Б

Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation) (000’s)
3-Month Aluminum	Short	(12)	05/17/2012	$26
3-Month Aluminum	Short	(9)	05/21/2012	27
3-Month Aluminum	Long	9	05/21/2012	(30)
3-Month Aluminum	Long	14	05/23/2012	(68)
3-Month Aluminum	Short	(14)	05/23/2012	66
3-Month Aluminum	Long	9	05/24/2012	(42)
3-Month Aluminum	Short	(9)	05/24/2012	46
3-Month Aluminum	Short	(10)	05/29/2012	56
3-Month Aluminum	Long	10	05/29/2012	(58)
3-Month Aluminum	Short	(8)	06/19/2012	34
3-Month Aluminum	Long	8	06/19/2012	(31)
3-Month Aluminum	Short	(5)	06/22/2012	9
3-Month Aluminum	Long	5	06/22/2012	(10)
3-Month Aluminum	Short	(4)	06/26/2012	7
3-Month Aluminum	Long	4	06/26/2012	(7)
3-Month Aluminum	Short	(2)	06/28/2012	4
3-Month Aluminum	Long	2	06/28/2012	(4)
3-Month Aluminum	Long	11	06/29/2012	(11)
3-Month Aluminum	Short	(11)	06/29/2012	13
3-Month Aluminum	Short	(12)	07/02/2012	6
3-Month Aluminum	Long	12	07/02/2012	(5)
3-Month Aluminum	Short	(16)	07/03/2012	8
3-Month Aluminum	Long	16	07/03/2012	(7)
3-Month Aluminum	Long	23	07/05/2012	1
3-Month Aluminum	Short	(23)	07/05/2012	(2)
3-Month Aluminum	Short	(30)	07/10/2012	(17)
3-Month Aluminum	Long	30	07/10/2012	3
3-Month Aluminum	Short	(13)	07/11/2012	(10)
3-Month Aluminum	Long	13	07/11/2012	7
3-Month Aluminum	Short	(4)	07/12/2012	(1)
3-Month Aluminum	Long	4	07/12/2012	1
3-Month Aluminum	Short	(11)	07/16/2012	(11)
3-Month Aluminum	Long	11	07/16/2012	10
3-Month Aluminum	Long	4	07/17/2012	3
3-Month Aluminum	Short	(4)	07/17/2012	(4)
3-Month Aluminum	Short	(12)	07/23/2012	(15)
3-Month Aluminum	Long	12	07/23/2012	14
3-Month Canadian Bankers’ Acceptance	Short	(54)	09/17/2012	12
3-Month Canadian Bankers’ Acceptance	Short	(11)	12/17/2012	(1)
3-Month Copper	Short	(1)	05/09/2012	1
3-Month Copper	Long	1	05/09/2012	(2)
3-Month Copper	Long	1	05/21/2012	2
3-Month Copper	Short	(1)	05/21/2012	(3)
3-Month Copper	Long	1	06/07/2012	3
3-Month Copper	Short	(1)	06/07/2012	(4)
3-Month Copper	Long	2	06/08/2012	2
3-Month Copper	Short	(2)	06/08/2012	(3)
3-Month Copper	Short	(1)	06/15/2012	4
3-Month Copper	Long	1	06/15/2012	(3)
3-Month Copper	Long	1	06/19/2012	(2)
3-Month Copper	Short	(1)	06/19/2012	2
3-Month Copper	Short	(2)	07/11/2012	(17)
3-Month Copper	Long	2	07/11/2012	17
3-Month Copper	Long	4	07/12/2012	29
3-Month Copper	Short	(4)	07/12/2012	(29)
3-Month Copper	Short	(1)	07/20/2012	(9)
3-Month Copper	Long	1	07/20/2012	8
3-Month Copper	Short	(1)	07/23/2012	(8)
3-Month Copper	Long	1	07/23/2012	8
3-Month Copper	Long	1	07/24/2012	8
3-Month Copper	Short	(1)	07/24/2012	(8)
3-Month EURIBOR	Long	187	09/17/2012	125
3-Month EURIBOR	Long	154	12/17/2012	90
3-Month EURIBOR	Long	132	03/18/2013	80

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica Managed Futures Strategy

(formerly, Transamerica AQR Managed Futures Strategy)

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At April 30, 2012

(unaudited)

FUTURES CONTRACTS (continued): Б

Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation) (000’s)
3-Month EURIBOR	Long	122	06/17/2013	$71
3-Month EURIBOR	Long	115	09/16/2013	67
3-Month EURIBOR	Long	110	12/16/2013	68
3-Month EURIBOR	Long	109	03/17/2014	65
3-Month Euroswiss	Long	39	09/17/2012	(9)
3-Month Euroswiss	Long	49	12/17/2012	(14)
3-Month Nickel	Short	(1)	05/08/2012	22
3-Month Nickel	Long	1	05/08/2012	(22)
3-Month Nickel	Long	4	06/22/2012	(16)
3-Month Nickel	Short	(4)	06/22/2012	16
3-Month Nickel	Short	(3)	06/26/2012	7
3-Month Nickel	Long	3	06/26/2012	(6)
3-Month Nickel	Short	(4)	06/27/2012	9
3-Month Nickel	Long	4	06/27/2012	(8)
3-Month Nickel	Long	4	06/28/2012	◆
3-Month Nickel	Short	(4)	06/28/2012	(◆ )
3-Month Nickel	Short	(7)	06/29/2012	(16)
3-Month Nickel	Long	7	06/29/2012	13
3-Month Nickel	Short	(1)	07/18/2012	(◆ )
3-Month Nickel	Long	1	07/18/2012	1
3-Month Nickel	Short	(1)	07/19/2012	(1)
3-Month Nickel	Long	1	07/19/2012	1
3-Month Nickel	Short	(3)	07/23/2012	(3)
3-Month Nickel	Long	3	07/23/2012	3
3-Month Sterling	Short	(75)	09/19/2012	3
3-Month Sterling	Short	(14)	12/19/2012	◆
3-Month Sterling	Long	44	03/20/2013	(14)
3-Month Sterling	Long	63	06/19/2013	(19)
3-Month Sterling	Long	59	09/18/2013	(19)
3-Month Sterling	Long	51	12/18/2013	(19)
3-Month Sterling	Long	44	03/19/2014	(19)
3-Month Zinc	Long	1	05/02/2012	(2)
3-Month Zinc	Short	(1)	05/02/2012	1
3-Month Zinc	Short	(2)	07/10/2012	(3)
3-Month Zinc	Long	2	07/10/2012	3
3-Month Zinc	Short	(9)	07/11/2012	(17)
3-Month Zinc	Long	9	07/11/2012	14
3-Month Zinc	Short	(7)	07/12/2012	(10)
3-Month Zinc	Long	7	07/12/2012	9
3-Month Zinc	Short	(3)	07/16/2012	(6)
3-Month Zinc	Long	3	07/16/2012	5
3-Month Zinc	Long	9	07/17/2012	14
3-Month Zinc	Short	(9)	07/17/2012	(16)
3-Month Zinc	Short	(5)	07/18/2012	(8)
3-Month Zinc	Long	5	07/18/2012	8
3-Month Zinc	Short	(11)	07/19/2012	(18)
3-Month Zinc	Long	11	07/19/2012	17
3-Month Zinc	Long	1	07/24/2012	2
3-Month Zinc	Short	(1)	07/24/2012	(2)
3-Month Zinc	Short	(4)	07/26/2012	(5)
3-Month Zinc	Long	4	07/26/2012	4
3-Year Australian Treasury Bond	Long	289	06/15/2012	214
5-Year U.S. Treasury Note	Long	210	06/29/2012	145
90-Day Eurodollar	Short	(17)	09/17/2012	(1)
90-Day Eurodollar	Long	5	12/17/2012	◆
90-Day Eurodollar	Long	49	03/18/2013	2
90-Day Eurodollar	Long	104	06/17/2013	13
90-Day Eurodollar	Long	129	09/16/2013	26
90-Day Eurodollar	Long	124	12/16/2013	30
90-Day Eurodollar	Long	114	03/17/2014	34
AEX Index	Short	(65)	05/18/2012	(17)
Aluminum Hg	Short	(12)	06/08/2012	29
Aluminum Hg	Long	12	06/08/2012	(30)
Aluminum Hg	Long	11	06/20/2012	(46)

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica Managed Futures Strategy

(formerly, Transamerica AQR Managed Futures Strategy)

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At April 30, 2012

(unaudited)

FUTURES CONTRACTS (continued): Б

Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation) (000’s)
Aluminum Hg	Short	(163)	06/20/2012	$41
ASX SPI 200 Index	Long	20	06/21/2012	20
Brent Crude Oil Penultimate Financial	Long	27	05/15/2012	(84)
CAC 40 Index	Short	(120)	05/18/2012	(5)
Cocoa	Short	(66)	07/16/2012	(67)
Coffee “C”	Short	(57)	07/19/2012	39
Copper LME	Short	(12)	06/20/2012	(76)
Copper LME	Long	4	06/20/2012	(11)
Corn	Short	(173)	07/13/2012	(126)
Cotton No. 2	Short	(141)	07/09/2012	(21)
DAX Index	Short	(5)	06/15/2012	(21)
DJIA Mini Index	Long	146	06/15/2012	79
European Gasoil (ICE)	Long	26	05/09/2012	(16)
FTSE 100 Index	Short	(5)	06/15/2012	(2)
FTSE JSE Top 40 Index	Long	77	06/21/2012	25
FTSE MIB INDEX	Short	(44)	06/15/2012	57
German Euro BUXL	Long	40	06/07/2012	58
German Euro BOBL	Long	140	06/07/2012	174
German Euro Bund	Long	68	06/07/2012	202
German Euro Schatz	Long	174	06/07/2012	36
Hang Seng China Enterprises Index	Short	(43)	05/30/2012	(66)
Hang Seng Index	Short	(10)	05/30/2012	(21)
Henry Hub Natural Gas Swap	Short	(414)	05/29/2012	(130)
IBEX 35 Index	Short	(42)	05/18/2012	164
KOSPI 200 Index	Short	(7)	06/14/2012	(5)
Lean Hogs	Short	(194)	06/14/2012	668
MSCI Taiwan Index	Short	(88)	05/30/2012	19
NASDAQ 100 E-Mini Index	Long	129	06/15/2012	93
Nickel	Short	(39)	06/20/2012	63
Nymex Heating Oil Pent	Long	5	05/30/2012	16
RBOB Gasoline Finance	Long	36	05/30/2012	(95)
Russell 2000 Mini Index	Long	7	06/15/2012	(4)
S&P 500 E-Mini Index	Long	104	06/15/2012	49
S&P Midcap 400 E-Mini	Long	40	06/15/2012	(17)
S&P 500 TSE 60 Index	Short	(56)	06/14/2012	(142)
SGX CNX Nifty Index	Short	(148)	05/31/2012	(11)
SGX MSCI Singapore Index	Long	48	05/30/2012	19
Silver	Short	(20)	07/27/2012	(4)
Soybean	Long	62	07/13/2012	223
Soybean Meal	Long	88	07/13/2012	383
TOPIX Index	Long	38	06/08/2012	(234)
U.K. Long Gilt Bond	Long	32	06/27/2012	(21)
Wheat	Short	(111)	07/13/2012	(137)
WTI Bullet Swap Financial	Short	(9)	05/21/2012	(26)
Zinc	Short	(62)	06/20/2012	(82)

				$2,294

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Counterparty	Contracts Bought (Sold) (000’s)	Settlement Date	Amount in U.S. Dollars Bought (Sold) (000’s)	Net Unrealized Appreciation (Depreciation) (000’s)
Australian Dollar	RBS	(3,680)	06/20/2012	$(3,788)	$(26)
Australian Dollar	RBS	(3,424)	06/20/2012	(3,497)	(51)
Australian Dollar	RBS	(1,100)	06/20/2012	(1,132)	(8)
Australian Dollar	RBS	(494)	06/20/2012	(514)	2
Australian Dollar	RBS	(2,159)	06/20/2012	(2,223)	(14)
Australian Dollar	RBS	(1,668)	06/20/2012	(1,722)	(7)
Australian Dollar	RBS	(698)	06/20/2012	(727)	4
Australian Dollar	RBS	(1,625)	06/20/2012	(1,690)	6
Australian Dollar	RBS	(1,349)	06/20/2012	(1,379)	(19)
Australian Dollar	RBS	(2,895)	06/20/2012	(2,971)	(30)
Australian Dollar	RBS	(1,760)	06/20/2012	(1,814)	(10)

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica Managed Futures Strategy

(formerly, Transamerica AQR Managed Futures Strategy)

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At April 30, 2012

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS: (continued)

Currency	Counterparty	Contracts Bought (Sold) (000’s)	Settlement Date	Amount in U.S. Dollars Bought (Sold) (000’s)	Net Unrealized Appreciation (Depreciation) (000’s)
Australian Dollar	RBS	(1,483)	06/20/2012	$(1,535)	$(2)
Australian Dollar	RBS	(993)	06/20/2012	(1,021)	(8)
Australian Dollar	RBS	(1,535)	06/20/2012	(1,569)	(22)
Australian Dollar	RBS	(4,196)	06/20/2012	(4,332)	(16)
Australian Dollar	RBS	(10)	06/20/2012	(11)	◆
Australian Dollar	RBS	(519)	06/20/2012	(533)	(5)
Australian Dollar	RBS	2,969	06/20/2012	3,060	17
Australian Dollar	RBS	70	06/20/2012	72	1
Australian Dollar	RBS	(1,068)	06/20/2012	(1,089)	(18)
Australian Dollar	RBS	(959)	06/20/2012	(981)	(13)
Australian Dollar	RBS	(908)	06/20/2012	(932)	(9)
Australian Dollar	RBS	5,646	06/20/2012	5,939	(88)
Australian Dollar	RBS	1,923	06/20/2012	2,018	(25)
Australian Dollar	RBS	582	06/20/2012	601	2
Australian Dollar	RBS	440	06/20/2012	466	(10)
Australian Dollar	RBS	30	06/20/2012	31	◆
Australian Dollar	RBS	3,859	06/20/2012	4,014	(15)
Australian Dollar	RBS	641	06/20/2012	661	3
Australian Dollar	RBS	20	06/20/2012	20	◆
Australian Dollar	RBS	769	06/20/2012	803	(6)
Australian Dollar	RBS	(3,726)	06/20/2012	(3,844)	(17)
Australian Dollar	RBS	(30)	06/20/2012	(31)	◆
Brazilian Real	RBS	(240)	06/20/2012	(130)	6
Brazilian Real	RBS	5,040	06/20/2012	2,787	(167)
Brazilian Real	RBS	(140)	06/20/2012	(75)	3
Brazilian Real	RBS	(490)	06/20/2012	(271)	16
Brazilian Real	RBS	(1,350)	06/20/2012	(712)	11
Brazilian Real	RBS	(570)	06/20/2012	(302)	6
Brazilian Real	RBS	(270)	06/20/2012	(147)	7
Brazilian Real	RBS	(400)	06/20/2012	(216)	8
Brazilian Real	RBS	(300)	06/20/2012	(161)	5
Brazilian Real	RBS	(220)	06/20/2012	(119)	5
Brazilian Real	RBS	(440)	06/20/2012	(237)	9
Brazilian Real	RBS	(340)	06/20/2012	(183)	6
Brazilian Real	RBS	(310)	06/20/2012	(163)	2
Brazilian Real	RBS	(690)	06/20/2012	(372)	14
Brazilian Real	RBS	(180)	06/20/2012	(98)	4
Brazilian Real	RBS	(270)	06/20/2012	(141)	1
Brazilian Real	RBS	(420)	06/20/2012	(231)	13
Brazilian Real	RBS	(80)	06/20/2012	(42)	1
Brazilian Real	RBS	(140)	06/20/2012	(76)	3
Brazilian Real	RBS	(350)	06/20/2012	(189)	7
Brazilian Real	RBS	(170)	06/20/2012	(92)	3
Brazilian Real	RBS	(1,390)	06/20/2012	(730)	8
Brazilian Real	RBS	(800)	06/20/2012	(436)	20
Brazilian Real	RBS	(420)	06/20/2012	(226)	8
Brazilian Real	RBS	(190)	06/20/2012	(103)	4
Brazilian Real	RBS	(140)	06/20/2012	(75)	3
Brazilian Real	RBS	(1,300)	06/20/2012	(681)	6
Brazilian Real	RBS	(680)	06/20/2012	(365)	12
Brazilian Real	RBS	(370)	06/20/2012	(194)	2
Brazilian Real	RBS	(240)	06/20/2012	(129)	4
Brazilian Real	RBS	(1,120)	06/20/2012	(588)	6
Brazilian Real	RBS	(750)	06/20/2012	(405)	16
Canadian Dollar	RBS	(232)	06/20/2012	(234)	(1)
Canadian Dollar	RBS	1,224	06/20/2012	1,233	5
Canadian Dollar	RBS	197	06/20/2012	198	1
Canadian Dollar	RBS	1,335	06/20/2012	1,334	16
Canadian Dollar	RBS	3,241	06/20/2012	3,272	6
Canadian Dollar	RBS	3,240	06/20/2012	3,269	7
Canadian Dollar	RBS	121	06/20/2012	122	◆
Canadian Dollar	RBS	1,999	06/20/2012	2,036	(14)
Canadian Dollar	RBS	974	06/20/2012	975	10

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica Managed Futures Strategy

(formerly, Transamerica AQR Managed Futures Strategy)

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At April 30, 2012

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS: (continued)

Currency	Counterparty	Contracts Bought (Sold) (000’s)	Settlement Date	Amount in U.S. Dollars Bought (Sold) (000’s)	Net Unrealized Appreciation (Depreciation) (000’s)
Canadian Dollar	RBS	560	06/20/2012	$563	$3
Canadian Dollar	RBS	1,451	06/20/2012	1,455	12
Canadian Dollar	RBS	764	06/20/2012	769	3
Canadian Dollar	RBS	716	06/20/2012	719	5
Canadian Dollar	RBS	1,338	06/20/2012	1,347	6
Canadian Dollar	RBS	1,825	06/20/2012	1,856	(11)
Canadian Dollar	RBS	14,964	06/20/2012	15,036	95
Canadian Dollar	RBS	114	06/20/2012	114	1
Canadian Dollar	RBS	2,128	06/20/2012	2,155	(3)
Canadian Dollar	RBS	(2,587)	06/20/2012	(2,590)	(26)
Canadian Dollar	RBS	(1,010)	06/20/2012	(1,022)	1
Canadian Dollar	RBS	1,102	06/20/2012	1,107	7
Canadian Dollar	RBS	583	06/20/2012	585	4
Canadian Dollar	RBS	(2,105)	06/20/2012	(2,109)	(19)
Canadian Dollar	RBS	(1,095)	06/20/2012	(1,091)	(16)
Canadian Dollar	RBS	(895)	06/20/2012	(895)	(10)
Canadian Dollar	RBS	(1,551)	06/20/2012	(1,564)	(5)
Canadian Dollar	RBS	(1,278)	06/20/2012	(1,278)	(14)
Canadian Dollar	RBS	(4,392)	06/20/2012	(4,383)	(58)
Canadian Dollar	RBS	(1,980)	06/20/2012	(1,987)	(15)
Chilean Peso	RBS	390,000	06/20/2012	784	15
Colombian Peso	RBS	40,000	06/20/2012	22	◆
Colombian Peso	RBS	1,090,000	06/20/2012	607	7
Colombian Peso	RBS	30,000	06/20/2012	17	(◆ )
Colombian Peso	RBS	100,000	06/20/2012	56	◆
Czech Republic Koruna	RBS	(6,800)	06/20/2012	(362)	1
Czech Republic Koruna	RBS	2,600	06/20/2012	138	◆
Czech Republic Koruna	RBS	(400)	06/20/2012	(21)	(◆ )
Czech Republic Koruna	RBS	600	06/20/2012	32	(◆ )
Czech Republic Koruna	RBS	(300)	06/20/2012	(16)	(◆ )
Czech Republic Koruna	RBS	(1,300)	06/20/2012	(69)	◆
Czech Republic Koruna	RBS	8,700	06/20/2012	465	(3)
Czech Republic Koruna	RBS	(1,300)	06/20/2012	(69)	◆
Czech Republic Koruna	RBS	1,000	06/20/2012	54	(1)
Czech Republic Koruna	RBS	(2,900)	06/20/2012	(153)	(◆ )
Czech Republic Koruna	RBS	2,300	06/20/2012	123	(1)
Czech Republic Koruna	RBS	3,100	06/20/2012	166	(2)
Czech Republic Koruna	RBS	1,500	06/20/2012	80	(◆ )
Czech Republic Koruna	RBS	1,800	06/20/2012	96	(1)
Czech Republic Koruna	RBS	3,900	06/20/2012	211	(4)
Czech Republic Koruna	RBS	1,700	06/20/2012	92	(2)
Czech Republic Koruna	RBS	1,900	06/20/2012	103	(2)
Czech Republic Koruna	RBS	2,400	06/20/2012	129	(2)
Euro	RBS	(6,858)	06/20/2012	(8,986)	(93)
Euro	RBS	464	06/20/2012	619	(4)
Euro	RBS	(538)	06/20/2012	(718)	5
Euro	RBS	(3,204)	06/20/2012	(4,229)	(13)
Euro	RBS	(407)	06/20/2012	(535)	(4)
Euro	RBS	(81)	06/20/2012	(107)	(1)
Euro	RBS	(496)	06/20/2012	(657)	◆
Euro	RBS	(2,080)	06/20/2012	(2,727)	(27)
Euro	RBS	(3,874)	06/20/2012	(5,092)	(37)
Euro	RBS	(7,100)	06/20/2012	(9,466)	66
Euro	RBS	(63,461)	06/20/2012	(83,462)	(558)
Euro	RBS	(376)	06/20/2012	(491)	(7)
Euro	RBS	(1,939)	06/20/2012	(2,524)	(43)
Euro	RBS	(1,472)	06/20/2012	(1,921)	(28)
Euro	RBS	(8,030)	06/20/2012	(10,538)	(93)
Euro	RBS	(2,232)	06/20/2012	(2,945)	(10)
Euro	RBS	(45)	06/20/2012	(60)	(◆ )
Euro	RBS	(4,201)	06/20/2012	(5,532)	(30)
Euro	RBS	721	06/20/2012	954	1
Euro	RBS	(1,554)	06/20/2012	(2,044)	(13)
Euro	RBS	1,350	06/20/2012	1,782	6

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica Managed Futures Strategy

(formerly, Transamerica AQR Managed Futures Strategy)

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At April 30, 2012

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS: (continued)

Currency	Counterparty	Contracts Bought (Sold) (000’s)	Settlement Date	Amount in U.S. Dollars Bought (Sold) (000’s)	Net Unrealized Appreciation (Depreciation) (000’s)
Euro	RBS	(1,575)	06/20/2012	$(2,064)	$(22)
Euro	RBS	77	06/20/2012	102	◆
Euro	RBS	180	06/20/2012	239	(◆ )
Euro	RBS	2,791	06/20/2012	3,730	(34)
Euro	RBS	4,740	06/20/2012	6,264	12
Euro	RBS	664	06/20/2012	879	◆
Euro	RBS	1,425	06/20/2012	1,876	11
Euro	RBS	1,665	06/20/2012	2,179	26
Euro	RBS	4,732	06/20/2012	6,237	28
Euro	RBS	2,991	06/20/2012	3,989	(29)
Euro	RBS	1,472	06/20/2012	1,968	(19)
Euro	RBS	3,296	06/20/2012	4,325	38
Euro	RBS	8,654	06/20/2012	11,358	99
Euro	RBS	1,021	06/20/2012	1,363	(11)
Euro	RBS	65	06/20/2012	86	◆
Euro	RBS	4,148	06/20/2012	5,501	(10)
Euro	RBS	978	06/20/2012	1,294	1
Euro	RBS	3,681	06/20/2012	4,840	34
Euro	RBS	2,844	06/20/2012	3,772	(6)
Euro	RBS	(6,357)	06/20/2012	(8,333)	(84)
Hungarian Forint	RBS	56,000	06/20/2012	250	7
Indian Rupee	RBS	(51,000)	06/20/2012	(981)	23
Indian Rupee	RBS	(11,000)	06/20/2012	(207)	◆
Indian Rupee	RBS	(6,000)	06/20/2012	(116)	3
Indian Rupee	RBS	(3,000)	06/20/2012	(57)	1
Indian Rupee	RBS	(7,000)	06/20/2012	(136)	5
Indian Rupee	RBS	(2,000)	06/20/2012	(39)	2
Indian Rupee	RBS	(22,000)	06/20/2012	(425)	12
Indian Rupee	RBS	(37,000)	06/20/2012	(721)	27
Indian Rupee	RBS	(18,000)	06/20/2012	(350)	12
Indian Rupee	RBS	(44,000)	06/20/2012	(840)	14
Indian Rupee	RBS	(9,000)	06/20/2012	(175)	7
Indian Rupee	RBS	(6,000)	06/20/2012	(113)	◆
Indian Rupee	RBS	(30,000)	06/20/2012	(563)	23
Indian Rupee	RBS	(11,000)	06/20/2012	(206)	(◆ )
Indian Rupee	RBS	(39,000)	06/20/2012	(748)	16
Indian Rupee	RBS	(8,000)	06/20/2012	(156)	6
Indian Rupee	RBS	(39,000)	06/20/2012	(748)	16
Indian Rupee	RBS	(45,000)	06/20/2012	(863)	19
Indian Rupee	RBS	(36,000)	06/20/2012	(687)	11
Indian Rupee	RBS	(22,000)	06/20/2012	(425)	12
Indian Rupee	RBS	(11,000)	06/20/2012	(213)	6
Indian Rupee	RBS	(68,000)	06/20/2012	(1,294)	18
Indian Rupee	RBS	(28,000)	06/20/2012	(549)	23
Indian Rupee	RBS	(47,000)	06/20/2012	(919)	37
Indian Rupee	RBS	(36,000)	06/20/2012	(682)	6
Indian Rupee	RBS	45,000	06/20/2012	870	(26)
Indian Rupee	RBS	(7,000)	06/20/2012	(135)	4
Indian Rupee	RBS	(6,000)	06/20/2012	(115)	3
Indian Rupee	RBS	(72,000)	06/20/2012	(1,364)	12
Indian Rupee	RBS	(76,000)	06/20/2012	(1,453)	27
Indian Rupee	RBS	18,000	06/20/2012	353	(15)
Indian Rupee	RBS	(2,000)	06/20/2012	(39)	1
Indian Rupee	RBS	(48,000)	06/20/2012	(897)	(4)
Indonesian Rupiah	RBS	(1,900,000)	06/20/2012	(206)	◆
Indonesian Rupiah	RBS	(500,000)	06/20/2012	(54)	◆
Indonesian Rupiah	RBS	(1,500,000)	06/20/2012	(162)	(1)
Indonesian Rupiah	RBS	(1,000,000)	06/20/2012	(108)	◆
Indonesian Rupiah	RBS	(1,400,000)	06/20/2012	(152)	(◆ )
Indonesian Rupiah	RBS	(3,100,000)	06/20/2012	(336)	◆
Indonesian Rupiah	RBS	(900,000)	06/20/2012	(97)	(◆ )
Indonesian Rupiah	RBS	(1,200,000)	06/20/2012	(130)	◆
Indonesian Rupiah	RBS	(900,000)	06/20/2012	(98)	◆
Indonesian Rupiah	RBS	18,700,000	06/20/2012	2,015	10

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica Managed Futures Strategy

(formerly, Transamerica AQR Managed Futures Strategy)

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At April 30, 2012

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS: (continued)

Currency	Counterparty	Contracts Bought (Sold) (000’s)	Settlement Date	Amount in U.S. Dollars Bought (Sold) (000’s)	Net Unrealized Appreciation (Depreciation) (000’s)
Indonesian Rupiah	RBS	(800,000)	06/20/2012	$(86)	$	(◆ )
Indonesian Rupiah	RBS	(200,000)	06/20/2012	(22)		◆
Indonesian Rupiah	RBS	(900,000)	06/20/2012	(97)		(◆ )
Israeli Shekel	RBS	500	06/20/2012	134		(1)
Israeli Shekel	RBS	(1,200)	06/20/2012	(316)		(2)
Israeli Shekel	RBS	1,800	06/20/2012	483		(6)
Israeli Shekel	RBS	1,000	06/20/2012	266		(1)
Israeli Shekel	RBS	(900)	06/20/2012	(236)		(3)
Israeli Shekel	RBS	(700)	06/20/2012	(185)		(◆ )
Israeli Shekel	RBS	(1,300)	06/20/2012	(346)		1
Israeli Shekel	RBS	(500)	06/20/2012	(133)		1
Israeli Shekel	RBS	(700)	06/20/2012	(186)		1
Israeli Shekel	RBS	1,200	06/20/2012	319		(1)
Israeli Shekel	RBS	(1,200)	06/20/2012	(319)		1
Israeli Shekel	RBS	800	06/20/2012	213		(1)
Israeli Shekel	RBS	1,000	06/20/2012	266		(1)
Israeli Shekel	RBS	(200)	06/20/2012	(53)		◆
Israeli Shekel	RBS	(8,500)	06/20/2012	(2,232)		(21)
Israeli Shekel	RBS	(500)	06/20/2012	(131)		(2)
Israeli Shekel	RBS	(1,600)	06/20/2012	(424)		◆
Israeli Shekel	RBS	1,100	06/20/2012	291		◆
Japanese Yen	RBS	(70,328)	06/20/2012	(858)		(24)
Japanese Yen	RBS	(125,868)	06/20/2012	(1,513)		(64)
Japanese Yen	RBS	(29,124)	06/20/2012	(357)		(8)
Japanese Yen	RBS	(12,724)	06/20/2012	(154)		(5)
Japanese Yen	RBS	212,622	06/20/2012	2,646		19
Japanese Yen	RBS	(50,052)	06/20/2012	(617)		(10)
Japanese Yen	RBS	(3,462,341)	06/20/2012	(42,201)		(1,185)
Japanese Yen	RBS	(19,000)	06/20/2012	(235)		(3)
Japanese Yen	RBS	(105,276)	06/20/2012	(1,266)		(53)
Japanese Yen	RBS	(33,192)	06/20/2012	(399)		(16)
Japanese Yen	RBS	(130,672)	06/20/2012	(1,562)		(76)
Japanese Yen	RBS	(196,297)	06/20/2012	(2,432)		(28)
Japanese Yen	RBS	(246,331)	06/20/2012	(2,975)		(112)
Japanese Yen	RBS	(275,726)	06/20/2012	(3,334)		(121)
Japanese Yen	RBS	(684,739)	06/20/2012	(8,315)		(265)
Japanese Yen	RBS	(344,387)	06/20/2012	(4,237)		(79)
Japanese Yen	RBS	(74,349)	06/20/2012	(901)		(31)
Japanese Yen	RBS	(209,577)	06/20/2012	(2,588)		(38)
Japanese Yen	RBS	(277,438)	06/20/2012	(3,418)		(59)
Japanese Yen	RBS	175,364	06/20/2012	2,179		19
Japanese Yen	RBS	(247,462)	06/20/2012	(2,993)		(108)
Japanese Yen	RBS	7,000	06/20/2012	86		2
Japanese Yen	RBS	132,869	06/20/2012	1,608		57
Japanese Yen	RBS	104,703	06/20/2012	1,290		22
Japanese Yen	RBS	64,504	06/20/2012	792		16
Japanese Yen	RBS	183,051	06/20/2012	2,250		44
Japanese Yen	RBS	94,018	06/20/2012	1,163		16
Japanese Yen	RBS	97,472	06/20/2012	1,185		36
Japanese Yen	RBS	451,993	06/20/2012	5,508		155
Japanese Yen	RBS	24,038	06/20/2012	293		8
Japanese Yen	RBS	30,000	06/20/2012	359		17
Japanese Yen	RBS	33,870	06/20/2012	412		12
Japanese Yen	RBS	584,497	06/20/2012	7,241		83
Japanese Yen	RBS	269,027	06/20/2012	3,320		51
Japanese Yen	RBS	1,475,938	06/20/2012	18,238		258
Japanese Yen	RBS	71,553	06/20/2012	884		12
Japanese Yen	RBS	(222,650)	06/20/2012	(2,663)		(127)
Japanese Yen	RBS	(59,626)	06/20/2012	(734)		(13)
Malaysian Ringgit	RBS	(300)	06/20/2012	(97)		(1)
Malaysian Ringgit	RBS	(400)	06/20/2012	(129)		(2)
Malaysian Ringgit	RBS	(400)	06/20/2012	(130)		(2)
Malaysian Ringgit	RBS	(200)	06/20/2012	(65)		(1)
Malaysian Ringgit	RBS	(500)	06/20/2012	(164)		(◆ )

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica Managed Futures Strategy

(formerly, Transamerica AQR Managed Futures Strategy)

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At April 30, 2012

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS: (continued)

Currency	Counterparty	Contracts Bought (Sold) (000’s)	Settlement Date	Amount in U.S. Dollars Bought (Sold) (000’s)	Net Unrealized Appreciation (Depreciation) (000’s)
Malaysian Ringgit	RBS	(800)	06/20/2012	$(258)	$(5)
Malaysian Ringgit	RBS	(200)	06/20/2012	(66)	(◆ )
Malaysian Ringgit	RBS	300	06/20/2012	97	1
Malaysian Ringgit	RBS	(300)	06/20/2012	(98)	(1)
Malaysian Ringgit	RBS	(1,100)	06/20/2012	(355)	(7)
Malaysian Ringgit	RBS	(400)	06/20/2012	(130)	(1)
Malaysian Ringgit	RBS	(200)	06/20/2012	(65)	(1)
Malaysian Ringgit	RBS	100	06/20/2012	33	◆
Malaysian Ringgit	RBS	8,200	06/20/2012	2,704	(4)
Malaysian Ringgit	RBS	(300)	06/20/2012	(97)	(2)
Malaysian Ringgit	RBS	500	06/20/2012	163	2
Malaysian Ringgit	RBS	400	06/20/2012	130	2
Mexican Peso	RBS	(7,100)	06/20/2012	(534)	(8)
Mexican Peso	RBS	(6,600)	06/20/2012	(499)	(5)
Mexican Peso	RBS	100	06/20/2012	8	(◆ )
Mexican Peso	RBS	(2,400)	06/20/2012	(186)	2
Mexican Peso	RBS	4,000	06/20/2012	311	(6)
Mexican Peso	RBS	(2,400)	06/20/2012	(181)	(2)
Mexican Peso	RBS	2,400	06/20/2012	188	(5)
Mexican Peso	RBS	(3,700)	06/20/2012	(280)	(3)
Mexican Peso	RBS	(100)	06/20/2012	(8)	◆
Mexican Peso	RBS	(11,700)	06/20/2012	(888)	(6)
Mexican Peso	RBS	(4,200)	06/20/2012	(325)	4
Mexican Peso	RBS	(10,200)	06/20/2012	(771)	(9)
Mexican Peso	RBS	(200)	06/20/2012	(15)	◆
Mexican Peso	RBS	(7,200)	06/20/2012	(552)	2
Mexican Peso	RBS	(4,300)	06/20/2012	(323)	(6)
Mexican Peso	RBS	(4,300)	06/20/2012	(333)	4
Mexican Peso	RBS	(11,700)	06/20/2012	(895)	1
Mexican Peso	RBS	(2,400)	06/20/2012	(182)	(2)
Mexican Peso	RBS	(500)	06/20/2012	(39)	1
Mexican Peso	RBS	(800)	06/20/2012	(62)	1
Mexican Peso	RBS	5,800	06/20/2012	453	(10)
Mexican Peso	RBS	3,200	06/20/2012	251	(7)
Mexican Peso	RBS	18,400	06/20/2012	1,428	(23)
Mexican Peso	RBS	(5,900)	06/20/2012	(445)	(6)
Mexican Peso	RBS	(6,000)	06/20/2012	(454)	(4)
Mexican Peso	RBS	(4,400)	06/20/2012	(340)	4
New Zealand Dollar	RBS	890	06/20/2012	729	(4)
New Zealand Dollar	RBS	54,556	06/20/2012	44,459	(1)
New Zealand Dollar	RBS	2,275	06/20/2012	1,848	6
New Zealand Dollar	RBS	1,195	06/20/2012	971	3
New Zealand Dollar	RBS	9,539	06/20/2012	7,782	(9)
New Zealand Dollar	RBS	1,331	06/20/2012	1,087	(2)
New Zealand Dollar	RBS	2,326	06/20/2012	1,895	1
New Zealand Dollar	RBS	1,557	06/20/2012	1,272	(3)
New Zealand Dollar	RBS	316	06/20/2012	257	◆
New Zealand Dollar	RBS	442	06/20/2012	361	(1)
New Zealand Dollar	RBS	568	06/20/2012	464	(1)
New Zealand Dollar	RBS	245	06/20/2012	200	(◆ )
New Zealand Dollar	RBS	499	06/20/2012	403	3
New Zealand Dollar	RBS	(403)	06/20/2012	(328)	(1)
New Zealand Dollar	RBS	(2,014)	06/20/2012	(1,629)	(13)
New Zealand Dollar	RBS	1,673	06/20/2012	1,359	5
New Zealand Dollar	RBS	(1,084)	06/20/2012	(878)	(5)
New Zealand Dollar	RBS	(1,605)	06/20/2012	(1,303)	(5)
New Zealand Dollar	RBS	(4,258)	06/20/2012	(3,464)	(5)
New Zealand Dollar	RBS	973	06/20/2012	796	(3)
New Zealand Dollar	RBS	(1,031)	06/20/2012	(836)	(4)
New Zealand Dollar	RBS	726	06/20/2012	591	1
New Zealand Dollar	RBS	682	06/20/2012	548	8
New Zealand Dollar	RBS	(3,913)	06/20/2012	(3,170)	(19)
New Zealand Dollar	RBS	(3,015)	06/20/2012	(2,470)	13
New Zealand Dollar	RBS	(4,880)	06/20/2012	(3,945)	(32)

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica Managed Futures Strategy

(formerly, Transamerica AQR Managed Futures Strategy)

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At April 30, 2012

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS: (continued)

Currency	Counterparty	Contracts Bought (Sold) (000’s)	Settlement Date	Amount in U.S. Dollars Bought (Sold) (000’s)	Net Unrealized Appreciation (Depreciation) (000’s)
Norwegian Krone	RBS	(20,004)	06/20/2012	$(3,467)	$(22)
Norwegian Krone	RBS	(5,616)	06/20/2012	(980)	1
Norwegian Krone	RBS	8,883	06/20/2012	1,544	5
Norwegian Krone	RBS	6,916	06/20/2012	1,203	3
Norwegian Krone	RBS	(3,705)	06/20/2012	(647)	1
Norwegian Krone	RBS	12,545	06/20/2012	2,176	11
Norwegian Krone	RBS	14,906	06/20/2012	2,592	7
Norwegian Krone	RBS	(6,118)	06/20/2012	(1,060)	(7)
Norwegian Krone	RBS	3,953	06/20/2012	687	2
Norwegian Krone	RBS	(2,523)	06/20/2012	(436)	(4)
Norwegian Krone	RBS	152,123	06/20/2012	26,633	(104)
Norwegian Krone	RBS	(2,194)	06/20/2012	(378)	(5)
Norwegian Krone	RBS	(6,907)	06/20/2012	(1,193)	(12)
Norwegian Krone	RBS	(8,969)	06/20/2012	(1,551)	(14)
Norwegian Krone	RBS	1,501	06/20/2012	266	(4)
Norwegian Krone	RBS	(2,300)	06/20/2012	(396)	(5)
Norwegian Krone	RBS	1,380	06/20/2012	243	(2)
Norwegian Krone	RBS	1,174	06/20/2012	207	(3)
Norwegian Krone	RBS	1,064	06/20/2012	188	(3)
Philippine Peso	RBS	(5,000)	06/20/2012	(117)	(1)
Philippine Peso	RBS	9,000	06/20/2012	211	1
Philippine Peso	RBS	(1,000)	06/20/2012	(23)	(◆ )
Philippine Peso	RBS	(5,000)	06/20/2012	(116)	(2)
Philippine Peso	RBS	(3,000)	06/20/2012	(69)	(1)
Philippine Peso	RBS	(4,000)	06/20/2012	(93)	(2)
Philippine Peso	RBS	(3,000)	06/20/2012	(70)	(1)
Philippine Peso	RBS	11,000	06/20/2012	258	2
Philippine Peso	RBS	3,000	06/20/2012	70	1
Philippine Peso	RBS	13,000	06/20/2012	305	2
Philippine Peso	RBS	18,000	06/20/2012	420	5
Philippine Peso	RBS	4,000	06/20/2012	93	1
Philippine Peso	RBS	2,000	06/20/2012	47	◆
Philippine Peso	RBS	162,000	06/20/2012	3,794	29
Philippine Peso	RBS	7,000	06/20/2012	164	2
Philippine Peso	RBS	1,000	06/20/2012	23	◆
Philippine Peso	RBS	1,000	06/20/2012	23	◆
Polish Zloty	RBS	100	06/20/2012	32	(◆ )
Polish Zloty	RBS	4,700	06/20/2012	1,493	(11)
Polish Zloty	RBS	400	06/20/2012	126	(◆ )
Polish Zloty	RBS	100	06/20/2012	32	(◆ )
Pound Sterling	RBS	330	06/20/2012	519	17
Pound Sterling	RBS	433	06/20/2012	687	15
Pound Sterling	RBS	580	06/20/2012	924	17
Pound Sterling	RBS	375	06/20/2012	595	13
Pound Sterling	RBS	877	06/20/2012	1,393	30
Pound Sterling	RBS	537	06/20/2012	860	11
Pound Sterling	RBS	330	06/20/2012	519	17
Pound Sterling	RBS	879	06/20/2012	1,419	7
Pound Sterling	RBS	180	06/20/2012	286	6
Pound Sterling	RBS	522	06/20/2012	824	23
Pound Sterling	RBS	204	06/20/2012	324	7
Pound Sterling	RBS	2,646	06/20/2012	4,199	93
Pound Sterling	RBS	520	06/20/2012	828	16
Pound Sterling	RBS	760	06/20/2012	1,209	24
Pound Sterling	RBS	11,941	06/20/2012	18,789	585
Pound Sterling	RBS	534	06/20/2012	846	21
Pound Sterling	RBS	121	06/20/2012	197	(1)
Pound Sterling	RBS	30	06/20/2012	47	2
Pound Sterling	RBS	100	06/20/2012	159	3
Pound Sterling	RBS	1,498	06/20/2012	2,405	25
Pound Sterling	RBS	576	06/20/2012	932	2
Pound Sterling	RBS	454	06/20/2012	718	19
Pound Sterling	RBS	10	06/20/2012	16	◆
Pound Sterling	RBS	1,419	06/20/2012	2,274	28

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica Managed Futures Strategy

(formerly, Transamerica AQR Managed Futures Strategy)

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At April 30, 2012

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS: (continued)

Currency	Counterparty	Contracts Bought (Sold) (000’s)	Settlement Date	Amount in U.S. Dollars Bought (Sold) (000’s)	Net Unrealized Appreciation (Depreciation) (000’s)
Pound Sterling	RBS	1,924	06/20/2012	$3,076	$46
Pound Sterling	RBS	120	06/20/2012	190	4
Pound Sterling	RBS	(445)	06/20/2012	(697)	(25)
Pound Sterling	RBS	(235)	06/20/2012	(374)	(7)
Pound Sterling	RBS	678	06/20/2012	1,082	18
Pound Sterling	RBS	60	06/20/2012	95	3
Pound Sterling	RBS	(925)	06/20/2012	(1,480)	(20)
Pound Sterling	RBS	358	06/20/2012	579	2
Pound Sterling	RBS	2,993	06/20/2012	4,818	38
Pound Sterling	RBS	(1,594)	06/20/2012	(2,494)	(92)
Pound Sterling	RBS	480	06/20/2012	759	19
Pound Sterling	RBS	472	06/20/2012	749	16
Pound Sterling	RBS	902	06/20/2012	1,438	26
Pound Sterling	RBS	984	06/20/2012	1,579	17
Pound Sterling	RBS	1,405	06/20/2012	2,226	53
Republic of Korea Won	RBS	(1,250,000)	06/20/2012	(1,093)	(11)
Republic of Korea Won	RBS	170,000	06/20/2012	151	(1)
Republic of Korea Won	RBS	(340,000)	06/20/2012	(298)	(3)
Republic of Korea Won	RBS	(10,000)	06/20/2012	(9)	(◆ )
Republic of Korea Won	RBS	(280,000)	06/20/2012	(245)	(2)
Republic of Korea Won	RBS	(620,000)	06/20/2012	(543)	(5)
Republic of Korea Won	RBS	(60,000)	06/20/2012	(53)	(◆ )
Republic of Korea Won	RBS	(1,220,000)	06/20/2012	(1,059)	(19)
Republic of Korea Won	RBS	(420,000)	06/20/2012	(367)	(4)
Republic of Korea Won	RBS	(550,000)	06/20/2012	(479)	(7)
Republic of Korea Won	RBS	(150,000)	06/20/2012	(131)	(2)
Republic of Korea Won	RBS	(150,000)	06/20/2012	(131)	(2)
Republic of Korea Won	RBS	(130,000)	06/20/2012	(114)	(1)
Republic of Korea Won	RBS	(10,000)	06/20/2012	(9)	(◆ )
Republic of Korea Won	RBS	(250,000)	06/20/2012	(218)	(3)
Republic of Korea Won	RBS	190,000	06/20/2012	168	(◆ )
Republic of Korea Won	RBS	100,000	06/20/2012	88	◆
Republic of Korea Won	RBS	(160,000)	06/20/2012	(140)	(1)
Republic of Korea Won	RBS	(70,000)	06/20/2012	(61)	(1)
Republic of Korea Won	RBS	240,000	06/20/2012	212	(◆ )
Republic of Korea Won	RBS	(60,000)	06/20/2012	(53)	(◆ )
Republic of Korea Won	RBS	380,000	06/20/2012	335	1
Republic of Korea Won	RBS	270,000	06/20/2012	239	(◆ )
Republic of Korea Won	RBS	40,000	06/20/2012	35	(◆ )
Republic of Korea Won	RBS	280,000	06/20/2012	248	(◆ )
Republic of Korea Won	RBS	40,000	06/20/2012	36	(◆ )
Republic of Korea Won	RBS	190,000	06/20/2012	168	(◆ )
Republic of Korea Won	RBS	7,124,230	06/20/2012	6,324	(27)
Russian Ruble	RBS	(1,000)	06/20/2012	(34)	(◆ )
Russian Ruble	RBS	(8,000)	06/20/2012	(269)	(1)
Russian Ruble	RBS	(17,000)	06/20/2012	(571)	(3)
Russian Ruble	RBS	(2,000)	06/20/2012	(68)	◆
Russian Ruble	RBS	(6,000)	06/20/2012	(203)	◆
Russian Ruble	RBS	12,000	06/20/2012	406	(◆ )
Russian Ruble	RBS	4,000	06/20/2012	135	◆
Russian Ruble	RBS	14,000	06/20/2012	471	2
Russian Ruble	RBS	15,000	06/20/2012	509	(2)
Russian Ruble	RBS	8,000	06/20/2012	270	(◆ )
Russian Ruble	RBS	209,000	06/20/2012	6,986	73
Russian Ruble	RBS	7,000	06/20/2012	235	1
Singapore Dollar	RBS	150	06/20/2012	119	2
Singapore Dollar	RBS	(140)	06/20/2012	(111)	(2)
Singapore Dollar	RBS	(1,530)	06/20/2012	(1,215)	(21)
Singapore Dollar	RBS	610	06/20/2012	485	8
Singapore Dollar	RBS	710	06/20/2012	564	10
Singapore Dollar	RBS	290	06/20/2012	230	4
Singapore Dollar	RBS	(450)	06/20/2012	(355)	(9)
Singapore Dollar	RBS	(550)	06/20/2012	(438)	(7)
Singapore Dollar	RBS	420	06/20/2012	336	3

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica Managed Futures Strategy

(formerly, Transamerica AQR Managed Futures Strategy)

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At April 30, 2012

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS: (continued)

Currency	Counterparty	Contracts Bought (Sold) (000’s)	Settlement Date	Amount in U.S. Dollars Bought (Sold) (000’s)	Net Unrealized Appreciation (Depreciation) (000’s)
Singapore Dollar	RBS	690	06/20/2012	$552	$6
Singapore Dollar	RBS	(20)	06/20/2012	(16)	(◆	)
Singapore Dollar	RBS	(60)	06/20/2012	(48)	(1)
Singapore Dollar	RBS	260	06/20/2012	208	2
Singapore Dollar	RBS	210	06/20/2012	167	3
Singapore Dollar	RBS	(260)	06/20/2012	(207)	(4)
Singapore Dollar	RBS	(230)	06/20/2012	(183)	(3)
Singapore Dollar	RBS	(200)	06/20/2012	(159)	(2)
Singapore Dollar	RBS	5,130	06/20/2012	4,092	54
Singapore Dollar	RBS	(100)	06/20/2012	(79)	(2)
Singapore Dollar	RBS	450	06/20/2012	362	2
Singapore Dollar	RBS	570	06/20/2012	459	2
Singapore Dollar	RBS	100	06/20/2012	79	2
Singapore Dollar	RBS	230	06/20/2012	182	3
Singapore Dollar	RBS	(430)	06/20/2012	(342)	(5)
Singapore Dollar	RBS	(270)	06/20/2012	(214)	(5)
Singapore Dollar	RBS	250	06/20/2012	199	3
Singapore Dollar	RBS	250	06/20/2012	199	3
Singapore Dollar	RBS	(280)	06/20/2012	(222)	(4)
Singapore Dollar	RBS	(480)	06/20/2012	(381)	(7)
Singapore Dollar	RBS	830	06/20/2012	665	5
Singapore Dollar	RBS	(950)	06/20/2012	(753)	(15)
South African Rand	RBS	(4,100)	06/20/2012	(529)	5
South African Rand	RBS	(2,900)	06/20/2012	(371)	1
South African Rand	RBS	600	06/20/2012	78	(1)
South African Rand	RBS	(5,000)	06/20/2012	(623)	(15)
South African Rand	RBS	(8,300)	06/20/2012	(1,035)	(25)
South African Rand	RBS	(5,400)	06/20/2012	(668)	(22)
South African Rand	RBS	(900)	06/20/2012	(116)	1
South African Rand	RBS	(800)	06/20/2012	(101)	(1)
South African Rand	RBS	(1,900)	06/20/2012	(239)	(3)
South African Rand	RBS	600	06/20/2012	78	(2)
South African Rand	RBS	(3,000)	06/20/2012	(375)	(8)
South African Rand	RBS	12,300	06/20/2012	1,601	(31)
South African Rand	RBS	(3,800)	06/20/2012	(472)	(13)
South African Rand	RBS	1,600	06/20/2012	209	(5)
South African Rand	RBS	200	06/20/2012	26	(1)
Swedish Krona	RBS	(10,987)	06/20/2012	(1,620)	(11)
Swedish Krona	RBS	(36,970)	06/20/2012	(5,436)	(53)
Swedish Krona	RBS	(7,097)	06/20/2012	(1,048)	(6)
Swedish Krona	RBS	(1,809)	06/20/2012	(270)	1
Swedish Krona	RBS	(410)	06/20/2012	(61)	◆
Swedish Krona	RBS	(13,877)	06/20/2012	(2,062)	1
Swedish Krona	RBS	(19,544)	06/20/2012	(2,889)	(13)
Swedish Krona	RBS	(20,036)	06/20/2012	(2,978)	3
Swedish Krona	RBS	(13,808)	06/20/2012	(2,032)	(18)
Swedish Krona	RBS	(3,879)	06/20/2012	(568)	(8)
Swedish Krona	RBS	(22,284)	06/20/2012	(3,277)	(31)
Swedish Krona	RBS	(8,493)	06/20/2012	(1,258)	(3)
Swedish Krona	RBS	(1,501)	06/20/2012	(220)	(3)
Swedish Krona	RBS	(5,726)	06/20/2012	(847)	(3)
Swedish Krona	RBS	(16,393)	06/20/2012	(2,416)	(18)
Swedish Krona	RBS	(9,081)	06/20/2012	(1,332)	(16)
Swedish Krona	RBS	(6,466)	06/20/2012	(959)	(1)
Swedish Krona	RBS	25,108	06/20/2012	3,730	(2)
Swedish Krona	RBS	(5,790)	06/20/2012	(842)	(18)
Swedish Krona	RBS	(17,326)	06/20/2012	(2,548)	(24)
Swedish Krona	RBS	6,716	06/20/2012	1,010	(13)
Swedish Krona	RBS	33,494	06/20/2012	5,013	(40)
Swedish Krona	RBS	19,679	06/20/2012	2,970	(48)
Swedish Krona	RBS	30,055	06/20/2012	4,549	(87)
Swedish Krona	RBS	106,455	06/20/2012	15,653	153
Swedish Krona	RBS	4,159	06/20/2012	620	(2)
Swedish Krona	RBS	7,270	06/20/2012	1,096	(16)

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica Managed Futures Strategy

(formerly, Transamerica AQR Managed Futures Strategy)

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At April 30, 2012

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS: (continued)

Currency	Counterparty	Contracts Bought (Sold) (000’s)	Settlement Date	Amount in U.S. Dollars Bought (Sold) (000’s)	Net Unrealized Appreciation (Depreciation) (000’s)
Swedish Krona	RBS	7,152	06/20/2012	$1,061	$1
Swedish Krona	RBS	(11,099)	06/20/2012	(1,619)	(28)
Swedish Krona	RBS	(13,887)	06/20/2012	(2,055)	(7)
Taiwan Dollar	RBS	(11,000)	06/20/2012	(374)	(3)
Taiwan Dollar	RBS	1,000	06/20/2012	34	◆
Taiwan Dollar	RBS	(4,000)	06/20/2012	(136)	(1)
Taiwan Dollar	RBS	(9,000)	06/20/2012	(305)	(3)
Taiwan Dollar	RBS	11,000	06/20/2012	372	4
Taiwan Dollar	RBS	7,000	06/20/2012	237	2
Taiwan Dollar	RBS	13,000	06/20/2012	440	5
Taiwan Dollar	RBS	(8,000)	06/20/2012	(271)	(3)
Taiwan Dollar	RBS	2,000	06/20/2012	68	1
Taiwan Dollar	RBS	(5,000)	06/20/2012	(170)	(1)
Taiwan Dollar	RBS	(2,000)	06/20/2012	(68)	(1)
Taiwan Dollar	RBS	(13,000)	06/20/2012	(442)	(3)
Taiwan Dollar	RBS	(7,000)	06/20/2012	(237)	(2)
Taiwan Dollar	RBS	(5,000)	06/20/2012	(170)	(2)
Taiwan Dollar	RBS	(9,000)	06/20/2012	(306)	(2)
Taiwan Dollar	RBS	(6,000)	06/20/2012	(203)	(2)
Taiwan Dollar	RBS	8,000	06/20/2012	276	(2)
Taiwan Dollar	RBS	(7,000)	06/20/2012	(238)	(2)
Taiwan Dollar	RBS	4,000	06/20/2012	136	1
Taiwan Dollar	RBS	(15,000)	06/20/2012	(510)	(3)
Taiwan Dollar	RBS	(2,000)	06/20/2012	(68)	(◆)
Taiwan Dollar	RBS	(10,000)	06/20/2012	(340)	(2)
Taiwan Dollar	RBS	(13,000)	06/20/2012	(441)	(4)
Taiwan Dollar	RBS	(4,000)	06/20/2012	(136)	(1)
Taiwan Dollar	RBS	(18,000)	06/20/2012	(610)	(6)
Taiwan Dollar	RBS	(2,000)	06/20/2012	(68)	(1)
Taiwan Dollar	RBS	(7,000)	06/20/2012	(238)	(2)
Taiwan Dollar	RBS	(12,000)	06/20/2012	(408)	(3)
Taiwan Dollar	RBS	(1,000)	06/20/2012	(34)	(◆)
Turkish Lira	RBS	(270)	06/20/2012	(147)	(5)
Turkish Lira	RBS	(90)	06/20/2012	(49)	(2)
Turkish Lira	RBS	(280)	06/20/2012	(155)	(3)
Turkish Lira	RBS	(730)	06/20/2012	(400)	(11)
Turkish Lira	RBS	(160)	06/20/2012	(87)	(4)
Turkish Lira	RBS	(300)	06/20/2012	(166)	(3)
Turkish Lira	RBS	(420)	06/20/2012	(230)	(6)
Turkish Lira	RBS	120	06/20/2012	66	1
Turkish Lira	RBS	5,940	06/20/2012	3,262	84
Turkish Lira	RBS	700	06/20/2012	386	8
Turkish Lira	RBS	(40)	06/20/2012	(22)	(1)
Turkish Lira	RBS	450	06/20/2012	248	5
Turkish Lira	RBS	160	06/20/2012	88	2
Turkish Lira	RBS	200	06/20/2012	110	3
Turkish Lira	RBS	140	06/20/2012	77	2
Turkish Lira	RBS	30	06/20/2012	17	◆
Turkish Lira	RBS	850	06/20/2012	464	15
Turkish Lira	RBS	370	06/20/2012	203	5
Turkish Lira	RBS	150	06/20/2012	82	2
Turkish Lira	RBS	(740)	06/20/2012	(399)	(18)
Turkish Lira	RBS	(280)	06/20/2012	(151)	(6)

					$(2,118)

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

Transamerica Managed Futures Strategy

(formerly, Transamerica AQR Managed Futures Strategy)

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At April 30, 2012

(unaudited)

Collateral (Received) Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of 04/30/2012:

Counterparty	Total Market Value of OTC Derivatives (000’s)	Collateral (Received)/Pledged (000’s)	Net Exposures (1) (000’s)
BCLY	$234	$4,280	$4,514
BOA	157	—	157
RBS	(2,149)	3,106	957

(1)	Net exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default.

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

(A)

At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference index less a financing rate, if any. As a receiver, the fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

ß	Cash in the amount of $7,386 has been segregated by the custodian as collateral for the benefit of the broker for open swap contracts.
Б	Cash in the amount of $12,820 has been segregated as collateral with the broker to cover margin requirements for open futures contracts.
P	Aggregate cost for federal income tax purposes is $206,235.
◆	Amount is less than 1.

DEFINITIONS:

BCLY	Barclays Bank PLC
BOA	Bank of America
LME	London Metal Exchange
OTC	Over the Counter
RBS	Royal Bank of Scotland

VALUATION SUMMARY (all amounts in thousands): '

	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value at 04/30/2012
Investment Companies	$206,235	$—	$—	$206,235

Other Financial Instruments ₣	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value at 04/30/2012
Futures Contracts—Appreciation	$4,537	$—	$—	$4,537
Futures Contracts—Depreciation	(2,243)	—	—	(2,243)
Forward Foreign Currency Contracts—Appreciation	—	3,844	—	3,844
Forward Foreign Currency Contracts—Depreciation	—	(5,962)	—	(5,962)
Total Return— Appreciation	—	597	—	597
Total Return—Depreciation	—	(226)	—	(226)

Total	$2,294	$(1,747)	$—	$547

'	See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
₣	Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES

At April 30, 2012

(all amounts except share amounts in thousands)

(unaudited)

	Transamerica Commodity Strategy		Transamerica Global Allocation		Transamerica Managed Futures Strategy
Assets:
Investment securities, at value	$104,994		$500,437		$206,235
Repurchase agreement, at value	45,318		773		—
Cash	—		35		19,570
Cash on deposit with custodian	21,520		—		7,386
Cash on deposit with broker	—		1,231		12,820
Foreign currency, at value	—		393		59
Receivables:
Investment securities sold	341,147		1,850		1,873
Shares of beneficial interest sold	—	(A)	60		14
Interest	—	(A)	1,185		2
Securities lending income (net)	4		23		—
Dividends	—		710		—
Dividend reclaims	1		87		—
Variation margin	—		3		2,294
Prepaid expenses	—	(A)	—	(A)	—	(A)
Unrealized appreciation on swap agreements	—	(A)	139		597
Premium paid on swap agreements	—		—		—
Unrealized appreciation on forward foreign currency contracts	—		268		3,844

	$512,984		$507,194		$254,694

Liabilities:
Cash deposit due to custodian	—		100		—
Accounts payable and accrued liabilities:
Investment securities purchased	342,700		8,894		1,903
Shares of beneficial interest redeemed	47		62		69
Management and advisory fees	85		279		222
Trustees fees	1		2		2
Transfer agent fees	1		3		2
Custody fees	8		85		1
Administration fees	4		9		5
Audit and tax fees	13		19		13
Interest payable	35		—		—
Capital gains tax	—		51		—
Other	4		10		6
Collateral for securities on loan	—		48,365		—
Written options at value	—		1,990		—
Unrealized depreciation on swap agreements	—	(A)	—		226
Premium received on swap agreements	—		—		11
Unrealized depreciation on forward foreign currency contracts	—		294		5,962

	342,898		60,163		8,422

Net assets	$170,086		$447,031		$246,272

Net assets consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$181,226		$411,391		$253,041
Undistributed (accumulated) net investment income (loss)	(526)		904		(4,351)
Undistributed (accumulated) net realized gain (loss) from investments	(10,614)		(390)		(2,965)
Net unrealized appreciation (depreciation) on:
Investment securities	—		35,158		—
Futures contracts	—		3		2,294
Written option contracts	—		(112)		—
Swap agreements	—	(A)	139		371
Translation of assets and liabilities denominated in foreign currencies	—		(62)		(2,118)

Net assets	$170,086		$447,031		$246,272

Shares outstanding	17,553		40,864		26,204
Net asset value and offering price per share	$9.69		$10.94		$9.40

Investment securities, at cost	$104,994		$465,279		$206,235

Repurchase agreement, at cost	$45,318		$773		$—

Foreign currency, at cost	$—		$391		$58

Securities loaned, at value	$—		$46,985		$—

Premium received on written option & swaption contracts	$—		$1,878		$—

(A)	Rounds to less than $1.

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

CONSOLIDATED STATEMENTS OF OPERATIONS

For the period ended April 30, 2012

(unaudited)

	Transamerica Commodity Strategy	Transamerica Global Allocation		Transamerica Managed Futures Strategy
Investment income:
Dividend income	$—	$3,495		$—
Withholding taxes on foreign income	—	(161)		—
Interest income	41	1,889		16
Securities lending income (net)	22	102		—

	63	5,325		16

Expenses:
Management and advisory	514	1,585		1,191
Transfer agent	6	16		8
Printing and shareholder reports	3	5		3
Custody	31	293		219
Administration	18	47		23
Legal	4	8		5
Audit and tax	10	17		11
Trustees	2	4		2
Other	1	4		24

Total expenses	589	1,979		1,486

Net investment income (loss)	(526)	3,346		(1,470)

Net realized gain (loss) on transactions from:
Investment securities	—	2,390	(A)	—
Futures contracts	—	(1,083)		187
Written option and swaption contracts	—	902		—
Swap agreements	(10,615)	17		220
Foreign currency transactions	—	108		(5,654)

Net realized gain (loss)	(10,615)	2,334		(5,247)

Net increase (decrease) in unrealized appreciation (depreciation) on:
Investment securities	—	10,445	(B)	—
Futures contracts	—	569		4,325
Written option and swaption contracts	—	243		—
Swap agreements	—	153		290
Translation of assets and liabilities denominated in foreign currencies	—	(277)		4,393

Net change in unrealized appreciation (depreciation):	—	11,133		9,008

Net realized and change in unrealized gain (loss)	(10,615)	13,467		3,761

Net increase (decrease) in net assets resulting from operations	$(11,141)	$16,813		$2,291

(A)	Net of foreign capital gains tax of $14.
(B)	Net of foreign capital gains tax of $51.

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

For the periods and years ended:

(all amounts in thousands)

	Transamerica Commodity Strategy		Transamerica Global Allocation		Transamerica Managed Futures Strategy
	April 30, 2012 (unaudited)	October 31, 2011	April 30, 2012 (unaudited)	October 31, 2011	April 30, 2012 (unaudited)	October 31, 2011
From operations:
Net investment income (loss)	$(526)	$(1,079)	$3,346	$9,618	$(1,470)	$(3,062)
Net realized gain (loss)(A)	(10,615)	7,381	2,334	23,095	(5,247)	(4,806)
Net change in unrealized appreciation (depreciation)(B)	—	(2)	11,133	(20,942)	9,008	(12,117)

Net increase (decrease) in net assets resulting from operations	(11,141)	6,300	16,813	11,771	2,291	(19,985)

Distributions to shareholders:
From net investment income	(6,303)	(7,529)	(10,438)	(7,497)	(88)	(2,620)
From net realized gains	—	(6,294)	(6,764)	—	(128)	(1,710)

Total distributions to shareholders	(6,303)	(13,823)	(17,202)	(7,497)	(216)	(4,330)

Capital share transactions:
Proceeds from shares sold	11,277	36,071	28,900	39,339	47,759	150,756
Dividends and distributions reinvested	6,303	13,823	17,202	7,497	216	4,330
Cost of shares redeemed	(7,893)	(11,504)	(20,908)	(126,189)	(66,187)	(126,249)

Net increase (decrease) in net assets resulting from capital shares transactions	9,687	38,390	25,194	(79,353)	(18,212)	28,837

Net increase (decrease) in net assets	(7,757)	30,867	24,805	(75,079)	(16,137)	4,522

Net assets:
Beginning of period/year	177,843	146,976	422,226	497,305	262,409	257,887

End of period/year	$170,086	$177,843	$447,031	$422,226	$246,272	$262,409

Undistributed (accumulated) net investment income (loss)	$(526)	$6,303	$904	$7,996	$(4,351)	$(2,793)

Share activity:
Shares issued	1,161	3,166	2,663	3,506	5,064	15,207
Shares issued-reinvested from distributions	669	1,290	1,710	689	22	432
Shares redeemed	(789)	(1,026)	(1,944)	(11,328)	(6,988)	(12,921)

Net increase (decrease) in shares outstanding	1,041	3,430	2,429	(7,133)	(1,902)	2,718

(A)	Net realized gain (loss) includes all items listed in the Statements of Operations.
(B)	Change in unrealized appreciation (depreciation) includes all items listed in the Statements of Operations.

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

FINANCIAL HIGHLIGHTS

For the periods and years ended:

Transamerica Commodity Strategy
For a share outstanding throughout each period	April 30, 2012 (unaudited)	October 31, 2011	October 31, 2010	October 31, 2009	October 31, 2008	October 31, 2007(A)
Net asset value
Beginning of period/year	$10.77	$11.24	$10.03	$8.11	$14.11	$10.00

Investment operations
Net investment income (loss)(B)	(0.03)	(0.07)	0.04	0.05	0.03	0.04
Net realized and change in unrealized gain (loss) on investments	(0.67)	0.64	1.22	1.91	(5.85)	4.07

Total from investment operations	(0.70)	0.57	1.26	1.96	(5.82)	4.11

Distributions
Net investment income	(0.38)	(0.57)	(0.05)	(0.04)	0.03	—
Net realized gains on investments	—	(0.47)	—	—	(C)	(0.15)	—

Total distributions	(0.38)	(1.04)	(0.05)	(0.04)	(0.18)	—

Net asset value
End of period/year	$9.69	$10.77	$11.24	$10.03	$8.11	$14.11

Total return(D)	(6.38	)%(E)	5.12%	12.61%	24.41%	(41.77)%	41.10	%(E)

Net assets end of period/year (000’s)	$170,086	$177,843	$146,976	$121,342	$87,252	$156,779

Ratio and supplemental data
Expenses to average net assets:
After reimbursement/recapture	0.70	%(F)	0.71%	0.86%	0.89%	0.86%	0.89	%(F)
Before reimbursement/recapture	0.70	%(F)	0.71%	0.86%	0.89%	0.86%	0.89	%(F)
Net investment income (loss), to average net assets	(0.62	)%(F)	(0.60)%	0.38%	0.63%	0.21%	0.39	%(F)
Portfolio turnover rate	—%	—%	112	%(G)	5%	4%	7	%(E)

Transamerica Global Allocation
For a share outstanding throughout each period	April 30, 2012 (unaudited)	October 31, 2011	October 31, 2010	October 31, 2009	October 31, 2008	October 31, 2007
Net asset value
Beginning of period/year	$10.99	$10.91	$9.99	$9.32	$13.23	$11.23

Investment operations
Net investment income(B)	0.09	0.22	0.20	0.19	0.27	0.24
Net realized and change in unrealized gain (loss) on investments	0.31	0.03	0.93	1.55	(3.25)	2.15

Total from investment operations	0.40	0.25	1.13	1.74	(2.98)	2.39

Distributions
Net investment income	(0.27)	(0.17)	(0.21)	(0.55)	(0.35)	(0.20)
Net realized gains on investments	(0.18)	—	—	(0.52)	(0.58)	(0.19)

Total distributions	(0.45)	(0.17)	(0.21)	(1.07)	(0.93)	(0.39)

Net asset value
End of period/year	$10.94	$10.99	$10.91	$9.99	$9.32	$13.23

Total return(D)	3.96	%(E)	2.28%	11.40%	20.57%	(24.23)%	21.95%

Net assets end of period/year (000’s)	$447,031	$422,226	$497,305	$448,979	$377,781	$520,484

Ratio and supplemental data
Expenses to average net assets:
After reimbursement/recapture	0.92	%(F)	0.91%	0.87%	0.90%	0.88%	0.85%
Before reimbursement/recapture	0.92	%(F)	0.91%	0.87%	0.90%	0.88%	0.85%
Net investment income, to average net assets	1.56	%(F)	1.98%	1.96%	2.08%	2.25%	2.04%
Portfolio turnover rate	14	%(E)	41%	51%	43%	49%	30%

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

FINANCIAL HIGHLIGHTS

For the periods and years ended:

	Transamerica Managed Futures Strategy
For a share outstanding throughout each period	April 30, 2012 (unaudited)		October 31, 2011	October 31, 2010(H)
Net asset value
Beginning of period/year	$9.34		$10.16	$10.00

Investment operations
Net investment loss(B)	(0.06)		(0.12)	(0.01)
Net realized and change in unrealized gain (loss) on investments	0.13		(0.53)	0.17

Total from investment operations	0.07		(0.65)	0.16

Distributions
Net investment income	—	(C)	(0.10)	—
Net realized gains on investments	(0.01)		(0.07)	—

Total distributions	(0.01)		(0.17)	—

Net asset value
End of period/year	$9.40		$9.34	$10.16

Total return(D)	0.74	%(E)	(6.52)%	1.60	%(E)

Net assets end of period/year (000’s)	$246,272		$262,409	$257,887

Ratio and supplemental data
Expenses to average net assets:
After reimbursement/recapture	1.37	%(F)	1.31%	1.38	%(F)
Before reimbursement/recapture	1.37	%(F)	1.31%	1.38	%(F)
Net investment loss, to average net assets	(1.37	)%(F)	(1.21)%	(1.22	)%(F)
Portfolio turnover rate	—	%(E)	—%	—	%(E)

(A)	Commenced operations on January 3, 2007.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(E)	Not annualized.
(F)	Annualized.
(G)	Increase in portfolio turnover was triggered by a change in the fund’s objectives.
(H)	Commenced operations on September 30, 2010.

Note: Prior to November 1, 2009, all of the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Semi-Annual Report 2012

NOTES TO FINANCIAL STATEMENTS

At April 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Effective March 1, 2012, the following name changes occurred:

Fund Name	Formerly Known As
Transamerica Arbitrage Strategy	Transamerica Water Island Arbitrage Strategy
Transamerica Bond	Transamerica Loomis Sayles Bond
Transamerica Core Bond	Transamerica JPMorgan Core Bond
Transamerica Developing Markets Debt	Transamerica Morgan Stanley Emerging Markets Debt
Transamerica Developing Markets Equity	Transamerica Oppenheimer Developing Markets
Transamerica Emerging Markets	Transamerica WMC Emerging Markets
Transamerica Global Macro	Transamerica First Quadrant Global Macro
Transamerica Global Real Estate Securities	Transamerica Clarion Global Real Estate Securities
Transamerica Growth	Transamerica Jennison Growth
Transamerica International	Transamerica Neuberger Berman International
Transamerica International Equity Opportunities	Transamerica MFS International Equity
Transamerica International Small Cap	Transamerica Schroders International Small Cap
Transamerica International Value	Transamerica Hansberger International Value
Transamerica International Value Opportunities	Transamerica Thornburg International Value
Transamerica Large Cap Value	Transamerica BlackRock Large Cap Value
Transamerica Long/Short Strategy	Transamerica JPMorgan Long/Short Strategy
Transamerica Mid Cap Value	Transamerica JPMorgan Mid Cap Value
Transamerica Real Return TIPS	Transamerica PIMCO Real Return TIPS
Transamerica Select Equity	Transamerica ICAP Select Equity
Transamerica Small- & Mid-Cap Value Select	Transamerica Oppenheimer Small- & Mid-Cap Value
Transamerica Small Company Growth	Transamerica Morgan Stanley Small Company Growth
Transamerica Total Return	Transamerica PIMCO Total Return
Transamerica Value	Transamerica Third Avenue Value
Transamerica Commodity Strategy	Transamerica Goldman Sachs Commodity Strategy
Transamerica Global Allocation	Transamerica BlackRock Global Allocation
Transamerica Managed Futures Strategy	Transamerica AQR Managed Futures Strategy

Transamerica Arbitrage Strategy, Transamerica Bond, Transamerica Core Bond, Transamerica Developing Markets Debt, Transamerica Developing Markets Equity, Transamerica Emerging Markets, Transamerica Global Macro, Transamerica Global Real Estate Securities, Transamerica Growth, Transamerica International, Transamerica International Equity Opportunities, Transamerica International Small Cap, Transamerica International Value, Transamerica International Value Opportunities, Transamerica Large Cap Value, Transamerica Long/Short Strategy, Transamerica Mid Cap Value, Transamerica Real Return TIPS, Transamerica Select Equity, Transamerica Small- & Mid-Cap Value Select, Transamerica Small Company Growth, Transamerica Total Return, Transamerica Value, Transamerica Commodity Strategy, Transamerica Global Allocation, and Transamerica Managed Futures Strategy, (each a “Fund”; collectively, the “Funds”) are part of Transamerica Funds.

Transamerica Commodity Strategy, Transamerica Developing Markets Debt, Transamerica Global Macro, Transamerica Global Real Estate Securities, Transamerica Managed Futures Strategy, Transamerica Real Return TIPS, and Transamerica Value are “non-diversified” under the 1940 Act.

This report should be read in conjunction with the Funds’ current prospectuses, which contains more complete information about the Funds, including investment objectives and strategies.

In the normal course of business, the Funds enter into contracts that contain a variety of representations that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

In preparing the Funds’ financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Funds.

Repurchase agreements: Securities purchased subject to repurchase agreements are held at the Funds’ custodian and, pursuant to the terms of the repurchase agreements, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Funds will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Transamerica Funds		Semi-Annual Report 2012

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 1. (continued)

Foreign currency denominated investments: The accounting records of the Funds are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The costs of foreign securities are translated at the exchange rates in effect when the investment was acquired. Each Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social, and economic developments, including those particular to a specific industry, country, or region.

Foreign capital gains taxes: The Funds may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and the capital gains realized on the sale of such investments. The Funds accrue such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

Forward foreign currency contracts: The Funds are subject to foreign currency exchange rate risk exposure in the normal course of pursuing their investment objectives. The Funds enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Forward foreign currency contracts are marked to market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are settled, a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts.

Open forward foreign currency contracts at April 30, 2012 are listed in the Schedules of Investments.

Option and swaption contracts: The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds enter into option contracts to manage exposure to various market fluctuations. Options are valued at the average of the bid and ask (“Mean Quote”) established each day at the close of the board of trade or exchange on which they are traded. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts, the possibility of an illiquid market, and an inability of the counterparty to meet the contract terms.

The Funds write call and put options on futures, swaps (“swaptions”), securities or currencies they own or in which they may invest, and inflation-capped options. When a Fund writes a covered call, put option/swaption, or inflation-capped option, an amount equal to the premium received by a Fund is included in the Fund’s Statement of Assets and Liabilities as an asset and as an equivalent liability. The purpose of inflation-capped options is to protect the buyer from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to the investments in inflation-linked products. Premiums received from writing options/swaptions which expire are treated as realized gains. Premiums received from writing options/swaptions which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. Options are marked-to-market daily to reflect the current value of the option/swaption written.

Funds purchase put and call options on foreign or U.S. securities, indices, futures, swaps (“swaptions”), and commodities. Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Funds pay premiums, which are included in the Statements of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options/swaptions which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying futures, swaps, security, commodity, or currency transaction to determine the realized gain or loss. Realized gains or losses are reflected in the realized gains or losses of investment securities on the Statements of Operations.

Transamerica Funds		Semi-Annual Report 2012

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 1. (continued)

The underlying face amounts of open option and swaption contracts at April 30, 2012 are listed in the Schedules of Investments. Transactions in written options were as follows:

Transamerica Arbitrage Strategy	Premium	Notional Amount
Balance at October 31, 2011	$157	$244
Sales	2,403	2,644
Closing Buys	(681)	(567)
Expirations	(1,514)	(1,861)
Exercised	(36)	(30)

Balance at April 30, 2012	$328	$430

Transamerica Real Return TIPS	Premium	Notional Amount
Balance at October 31, 2011	$227	$25,300
Sales	—	—
Closing Buys	—	—
Expirations	—	—
Exercised	—	—

Balance at April 30, 2012	$227	$25,300

Transamerica Global Macro	Premium	Notional Amount
Balance at October 31, 2011	$1,868	$53
Sales	5,734	476
Closing Buys	(5,649)	(281)
Expirations	(1,586)	(137)
Exercised	—	—

Balance at April 30, 2012	$367	$111

Transamerica Global Allocation	Premium	Notional Amount
Balance at October 31, 2011	$1,869	$1,637
Sales	1,872	741
Closing Buys	(1,130)	(582)
Expirations	(646)	(322)
Exercised	(87)	(58)

Balance at April 30, 2012	$1,878	$1,416

Transactions in written swaptions were as follows:

Transamerica Real Return TIPS	Premium	Notional Amount
Balance at October 31, 2011	$2,041	$262,000
Sales	1,866	183,500
Closing Buys	(2,172)	(251,600)
Expirations	(146)	(13,400)
Exercised	—	—

Balance at April 30, 2012	$1,589	$180,500

Transamerica Total Return	Premium	Notional Amount
Balance at October 31, 2011	$691	$70,600
Sales	902	63,200
Closing Buys	(664)	(73,100)
Expirations	(27)	(2,500)
Exercised	—	—

Balance at April 30, 2012	$902	$58,200

Futures contracts: The Funds are subject to equity price risk, interest rate risk, foreign currency exchange rate risk, and commodity risk in the normal course of pursuing their investment objectives. The Funds use futures contracts to gain exposure to, or to hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Funds are required to deposit with the broker either in cash or securities an initial margin in an amount equal to a certain percentage of the contract amount.

Subsequent payments (variation margin) are paid or received by the Funds each day, depending on the daily fluctuations in the value of the contracts, and are recorded for financial statement purposes as unrealized gains or losses by the Funds. Upon entering into such contracts, the Funds bear the risk of interest or exchange rates or security prices moving unexpectedly, in which case, the Funds may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The open futures contracts at April 30, 2012 are listed in the Schedules of Investments. The variation margin receivable or payable, as applicable, is included in the Statements of Assets and Liabilities.

Transamerica Funds		Semi-Annual Report 2012

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 1. (continued)

Swap agreements: Swap agreements are privately negotiated agreements between the Funds and a counterparty to exchange or swap investments, cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are negotiated in the over-the-counter market (“OTC swaps”) and may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”). Certain Funds enter into credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage exposure to credit, currency interest rate risk, and commodity risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available, and the change in value, if any, is recorded as an unrealized gain or loss on the Statements of Assets and Liabilities. Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations. Specific risks and accounting related to each type of swap agreement are identified and described in the following paragraphs:

Credit default swap agreements: The Funds are subject to credit risk in the normal course of pursuing their investment objectives. The Funds enter into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce their risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which they are not otherwise exposed.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy (buy protection).

Under a credit default swap, one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs (sell protection). The Funds’ maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the notional amount of the contract. This risk is mitigated by having a master netting arrangement between the Funds and the counterparty and by the posting of collateral by the counterparty to the Funds to cover the Funds’ exposure to the counterparty.

Certain Funds sell credit default swaps which expose them to risk of loss from credit risk related events specified in the contracts. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. The aggregate fair value of the credit default swaps is disclosed in the Schedules of Investments. The aggregate fair value of assets posted as collateral, net of assets received as collateral, for these swaps is included in the footnotes to the Schedules of Investments. If a defined credit event had occurred during the period, the swaps’ credit-risk-related contingent features would have been triggered and the Funds would have been required to pay the notional amounts for the credit default swaps with a sell protection less the value of the contracts’ related reference obligations.

Interest rate swap agreements: The Funds are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. To help hedge against this risk, the Funds enter into interest rate swap contracts. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Funds with interest rate swap agreements can elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate, on a notional principal amount. The risks of interest rate swaps include changes in market conditions which will affect the value of the contract or the cash flows and the possible inability of the counterparty to fulfill its obligations under the agreement. The Funds’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparties over the contracts’ remaining lives, to the extent that that amount is positive. This risk is mitigated by having a master netting arrangement between the Funds and the counterparty and by the posting of collateral by the counterparty to the Funds to cover the Funds’ exposure to the counterparty.

Total return swap agreements: The Funds are subject to commodity, equity, and other risks related to the underlying investments of the swap agreement in the normal course of pursuing their investment objectives. The value of commodity-linked investments held by a Fund can be affected by a variety of factors, including, but not limited to, overall market movements and other factors affecting the value of particular industries or commodities, such as weather, disease, embargoes, acts of war or terrorism, or political and regulatory developments. Commodity-linked derivatives are available from a relatively small number of issuers which subjects a Fund’s investments in commodity-linked derivatives to counterparty risk, which is the risk that the issuer of the commodity-linked derivative will not fulfill its contractual obligations. Total return swap agreements on commodities involve commitments whereby cash flows are exchanged based on the price of a commodity and in exchange for either a fixed or floating price or rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may be an equity, index, commodity, or bond, and in return receives a regular stream of payments.

Transamerica Funds		Semi-Annual Report 2012

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 1. (continued)

Cross-currency swaps: The Funds are subject to foreign currency exchange rate risks in the normal course of pursuing their investment objectives. The Funds enter into cross-currency swaps to gain or reduce exposure to foreign currencies or to hedge against foreign currency exchange rate and/or interest rate risk. Cross-currency swaps are interest rate swaps in which two parties agree to exchange cash flows based on the notional amounts of two different currencies. The Funds with cross-currency swap agreements can elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps can also involve an exchange of notional amounts at the start, during and/or at expiration of the contract, either at the current spot rate or another specified rate.

The open swap agreements at April 30, 2012 are disclosed in the Schedules of Investments.

Reverse repurchase agreements: The Funds enter into reverse repurchase agreements in which the Funds sell portfolio securities and agree to repurchase them from the buyer at a specified date and price. Pursuant to the terms of the reverse repurchase agreements, the Funds’ custodian must segregate assets with an aggregate market value greater than or equal to 100% of the resale price. Securities sold under reverse repurchase agreements are shown in the Schedules of Investments and reflected as a liability on the Statements of Assets and Liabilities.

Transamerica Real Return TIPS had outstanding reverse repurchase agreements during the period ending April 30, 2012. The average amount of reverse repurchase agreement while outstanding during the period ended April 30, 2012 was $10,658 at a weighted average interest rate of 0.15%. On April 30, 2012, there were no open reverse repurchase agreements.

Short sales: A short sale is a transaction in which a Fund sells securities it does not own, but has borrowed, in anticipation of a decline in the market price of the securities. The Funds are obligated to replace the borrowed securities at the market price at the time of replacement. The Funds’ obligation to replace the securities borrowed in connection with a short sale is fully secured by collateral deposited with the custodian. In addition, the Funds consider the short sale to be a borrowing by the Funds that is subject to the asset coverage requirements of the 1940 Act.

Short sales represent an aggressive trading practice with a high risk/return potential, and short sales involve special considerations. Risks of short sales include that possible losses from short sales may be unlimited (e.g., if the price of stocks sold short rises), whereas losses from direct purchases of securities are limited to the total amount invested, and the Funds may be unable to replace borrowed securities sold short.

The Funds investing in short sales are liable for any dividends payable on securities while those securities are in a short position and also bear other costs, such as charges for the prime brokerage accounts, in connection with its short positions. These costs are reported as dividends and/or interest from securities sold short in the Statements of Operations.

Loan participations/assignments: Participations/assignments in commercial loans may be secured or unsecured. These investments may include standby financing commitments, including revolving credit facilities that obligate the Funds to supply additional cash to the borrowers on demand. Loan participations/assignments involve risks of insolvency of the lending banks or other financial intermediaries. As such, the Funds assume the credit risks associated with the corporate borrowers and may assume the credit risks associated with the interposed banks or other financial intermediaries.

The Funds may be contractually obligated to receive approval from the agent banks and/or borrowers prior to the sale of these investments. Loan participations typically represent direct participation in loans to corporate borrowers, and generally are offered by banks or other financial institutions or lending syndicates. The Funds that participate in such syndications, or can buy a portion of the loans, become part lenders. Loans are often administered by agent banks acting as agents for all holders.

The agent banks administer the terms of the loans, as specified in the loan agreements. In addition, the agent banks are normally responsible for the collection of principal and interest payments from the corporate borrowers and the apportionment of these payments to the credit of all institutions that are parties to the loan agreements. Unless, under the terms of the loans or other indebtedness, the portfolios have direct recourse against the corporate borrowers, the Funds may have to rely on the agent banks or other financial intermediaries to apply appropriate credit remedies against corporate borrowers.

The Funds held no unsecured loan participations at April 30, 2012.

Structured notes: Certain Funds invest in structured notes. A structured debt instrument is a hybrid debt security that has an embedded derivative. This type of instrument is used to manage cash flows from the debt security. All structured notes are listed within the Schedules of Investments.

Transamerica Funds		Semi-Annual Report 2012

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 1. (continued)

To be announced (“TBA”) purchase commitments: TBA purchase commitments are entered into to purchase securities for a fixed price at a future date, typically not to exceed 45 days. They are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, in addition to the risk of decline in the value of the Funds’ other assets. Unsettled TBA purchase commitments are valued at the current value of the underlying securities, according to the procedures described under Security Valuations. Open balances are included in the payable or receivable for investments purchased or sold.

Treasury inflation-protected securities (“TIPS”): Certain Funds invest in TIPS, specially structured bonds in which the principal amount is adjusted daily to keep pace with inflation as measured by the U.S. Consumer Price Index. The adjustments to principal due to inflation/deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost.

Restricted and illiquid securities: Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

The restricted and illiquid securities at April 30, 2012 are listed in the Schedules of Investments.

Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of the Funds’ securities exposes the Funds to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Funds may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Funds may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending such securities, the Funds seek to increase their net investment income through the receipt of interest (after rebates and fees).

Such income is reflected separately on the Statements of Operations. The value of loaned securities and related collateral outstanding at April 30, 2012 are shown in the Schedules of Investments and Statements of Assets and Liabilities.

Income from loaned securities on the Statements of Operations is net of fees paid to the lending agent for its services.

Cash overdraft: Throughout the year, the Funds may have cash overdraft balances. A fee is incurred on these overdrafts at a rate based on the federal funds rate. Expenses from cash overdrafts, if applicable, are included in Other expenses in the Statements of Operations.

Real estate investment trusts (“REITs”): There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

Commission recapture: The sub-advisers of certain Funds, to the extent consistent with the best execution and usual commission rate policies and practices, have elected to place security transactions of the Funds with broker/dealers with which Transamerica Funds has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Funds. In no event will commissions paid by the Funds be used to pay expenses that would otherwise be borne by any other funds within Transamerica Funds, or by any other party.

Commissions recaptured for the period ended April 30, 2012, are included in net realized gain (loss) on investment securities in the Statements of Operations and are summarized as follows:

Fund	Commissions
Transamerica Emerging Markets	$3
Transamerica Global Real Estate Securities	5
Transamerica Growth	31
Transamerica International Value	6
Transamerica International Value Opportunities	1
Transamerica Mid Cap Value	3
Transamerica Select Equity	139
Transamerica Small Company Growth	10
Transamerica Value	6

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Funds are informed of the ex-dividend dates net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend income related to REITs is recorded at the distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts.

Transamerica Funds		Semi-Annual Report 2012

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 1. (continued)

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend dates and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Foreign taxes: The Funds may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Funds accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Funds value their investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3—Unobservable inputs, which may include Transamerica Asset Management Inc.’s (“TAM”) Valuation Committee’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-advisor, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Fair value measurements: Descriptions of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities (common and preferred stock): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock, repurchase agreements, and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2.

Securities lending collateral: Securities lending collateral is a money market fund which is valued at the net assets of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Transamerica Funds		Semi-Annual Report 2012

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 2. (continued)

Asset backed securities: The fair value of asset backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Short-term notes: Short-term notes are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values would be generally categorized in Level 2 of the fair value hierarchy.

Government securities: Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Government securities generally are categorized in Level 2 of the fair value hierarchy.

U.S. government agency securities: U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government securities. Mortgage pass-throughs include TBA securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy.

Restricted securities (equity and debt): Restricted securities for which quotations are not readily available are valued at fair value as determined in good faith by TAM’s Valuation Committee under the supervision of the Funds’ Board of Trustees. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over the counter (“OTC”) derivative contracts include forward, swap, option and swaption contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. A substantial majority of OTC derivative products valued by the Funds using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy.

Other: Securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by TAM’s Valuation Committee under the supervision of the Funds’ Board of Trustees. For instances which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. When a Fund uses fair valuation methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair market value. These securities are categorized as Level 3 of the fair value hierarchy.

The hierarchy classification of inputs used to value the Funds’ investments at April 30, 2012 are disclosed in the Valuation Summary of each Fund’s Schedule of Investments. Transfers between Levels are considered to have occurred at the end of the reporting period.

There were no significant transfers between Level 1 and Level 2 during the period ended April 30, 2012.

For assets and liabilities for which significant unobservable inputs (Level 3) were used, a reconciliation of the beginning to the ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. The Level 3 reconciliation, if any, is disclosed in the Valuation Summary of each respective Fund’s Schedule of Investments.

NOTE 3. RELATED PARTY TRANSACTIONS

TAM, the Funds’ investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Funds’ administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Funds’ distributor/principal underwriter. TAM, TFS, and TCI are affiliates of AEGON NV.

Certain officers and trustees of the Funds are also officers and/or directors of TAM, TFS, and TCI. No interested trustee receives compensation from the Funds.

Transamerica Funds		Semi-Annual Report 2012

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 3. (continued)

The following schedule reflects the percentage of the Funds’ assets owned by affiliated investment companies at April 30, 2012:

Transamerica Arbitrage Strategy	Market Value	% of Net Assets
Transamerica Asset Allocation-Conservative Portfolio	$21,058	15.50%
Transamerica Asset Allocation-Growth Portfolio	3,058	2.25
Transamerica Asset Allocation-Moderate Portfolio	37,014	27.24
Transamerica Asset Allocation-Moderate Growth Portfolio	30,053	22.11
Transamerica Multi-Manager Alternative Strategies Portfolio	44,599	32.82

Total	$135,782	99.92%

Transamerica Bond	Market Value	% of Net Assets
Transamerica Asset Allocation-Conservative Portfolio	$69,465	13.67%
Transamerica Asset Allocation-Moderate Portfolio	90,283	17.77
Transamerica Asset Allocation-Moderate Growth Portfolio	56,363	11.10
Transamerica Multi-Manager Alternative Strategies Portfolio	66,142	13.02
Transamerica Asset Allocation-Conservative VP	33,172	6.53
Transamerica Asset Allocation-Moderate Growth VP	52,343	10.30
Transamerica Asset Allocation-Moderate VP	93,790	18.46
Transamerica International Moderate Growth VP	445	0.09

Total	$462,003	90.94%

Transamerica Core Bond	Market Value	% of Net Assets
Transamerica Asset Allocation-Conservative Portfolio	$208,800	9.82%
Transamerica Asset Allocation-Moderate Portfolio	178,124	8.38
Transamerica Asset Allocation-Moderate Growth Portfolio	170,573	8.02
Transamerica Asset Allocation-Conservative VP	341,801	16.08
Transamerica Asset Allocation-Moderate Growth VP	554,728	26.09
Transamerica Asset Allocation-Moderate VP	596,081	28.04
Transamerica International Moderate Growth VP	47,584	2.24

Total	$2,097,691	98.67%

Transamerica Developing Markets Debt	Market Value	% of Net Assets
Transamerica Asset Allocation-Conservative Portfolio	$12,998	4.73%
Transamerica Asset Allocation-Moderate Portfolio	20,389	7.42
Transamerica Asset Allocation-Moderate Growth Portfolio	13,771	5.02
Transamerica Multi-Manager Alternative Strategies Portfolio	21,232	7.73
Transamerica Asset Allocation-Conservative VP	37,865	13.79
Transamerica Asset Allocation-Moderate Growth VP	83,925	30.56
Transamerica Asset Allocation-Moderate VP	81,854	29.81

Total	$272,034	99.06%

Transamerica Developing Markets Equity	Market Value	% of Net Assets
Transamerica Asset Allocation-Conservative Portfolio	$7,393	1.57%
Transamerica Asset Allocation-Growth Portfolio	75,426	15.99
Transamerica Asset Allocation-Moderate Portfolio	22,569	4.78
Transamerica Asset Allocation-Moderate Growth Portfolio	65,058	13.79
Transamerica Multi-Manager International Portfolio	30,912	6.55
Transamerica Asset Allocation-Conservative VP	12,333	2.62
Transamerica Asset Allocation-Growth VP	56,583	11.99
Transamerica Asset Allocation-Moderate Growth VP	145,809	30.91
Transamerica Asset Allocation-Moderate VP	50,730	10.75
Transamerica International Moderate Growth VP	298	0.06

Total	$467,111	99.01%

Transamerica Emerging Markets	Market Value	% of Net Assets
Transamerica Asset Allocation-Conservative Portfolio	$3,761	1.61%
Transamerica Asset Allocation-Growth Portfolio	12,019	5.16
Transamerica Asset Allocation-Moderate Portfolio	12,734	5.47
Transamerica Asset Allocation-Moderate Growth Portfolio	31,759	13.63
Transamerica Multi-Manager International Portfolio	16,478	7.07
Transamerica Asset Allocation-Conservative VP	5,876	2.52
Transamerica Asset Allocation-Growth VP	10,356	4.44
Transamerica Asset Allocation-Moderate Growth VP	46,382	19.90
Transamerica Asset Allocation-Moderate VP	29,435	12.63

Total	$168,800	72.43%

Transamerica Global Macro	Market Value	% of Net Assets
Transamerica Asset Allocation-Conservative Portfolio	$10,007	13.06%
Transamerica Asset Allocation-Moderate Portfolio	13,686	17.87
Transamerica Multi-Manager Alternative Strategies Portfolio	42,490	55.48
Transamerica Asset Allocation-Growth VP	10,299	13.45

Total	$76,482	99.86%

Transamerica Global Real Estate Securities	Market Value	% of Net Assets
Transamerica Asset Allocation-Conservative Portfolio	$1,002	0.63%
Transamerica Asset Allocation-Growth Portfolio	39,149	24.55
Transamerica Asset Allocation-Moderate Portfolio	15,314	9.60
Transamerica Asset Allocation-Moderate Growth Portfolio	54,639	34.26
Transamerica Multi-Manager Alternative Strategies Portfolio	31,479	19.74
Transamerica Multi-Manager International Portfolio	8,243	5.17

Total	$149,826	93.95%

Transamerica Growth	Market Value	% of Net Assets
Transamerica Asset Allocation-Conservative Portfolio	$51,252	8.13%
Transamerica Asset Allocation-Growth Portfolio	167,298	26.53
Transamerica Asset Allocation-Moderate Portfolio	157,708	25.01
Transamerica Asset Allocation-Moderate Growth Portfolio	242,668	38.48

Total	$618,926	98.15%

Transamerica International	Market Value	% of Net Assets
Transamerica Asset Allocation-Conservative Portfolio	$7,129	1.70%
Transamerica Asset Allocation-Growth Portfolio	37,033	8.84
Transamerica Asset Allocation-Moderate Portfolio	27,628	6.60
Transamerica Asset Allocation-Moderate Growth Portfolio	79,899	19.08
Transamerica Multi-Manager International Portfolio	41,753	9.97
Transamerica Asset Allocation-Conservative VP	8,152	1.95
Transamerica Asset Allocation-Growth VP	23,580	5.63
Transamerica Asset Allocation-Moderate Growth VP	87,534	20.90
Transamerica Asset Allocation-Moderate VP	49,717	11.87
Transamerica International Moderate Growth VP	53,463	12.76

Total	$415,888	99.30%

Transamerica International Equity Opportunities	Market Value	% of Net Assets
Transamerica Asset Allocation-Conservative Portfolio	$5,884	1.72%
Transamerica Asset Allocation-Growth Portfolio	9,787	2.86
Transamerica Asset Allocation-Moderate Portfolio	19,964	5.84
Transamerica Asset Allocation-Moderate Growth Portfolio	19,113	5.59
Transamerica Multi-Manager International Portfolio	41,377	12.09
Transamerica Asset Allocation-Conservative VP	10,508	3.07
Transamerica Asset Allocation-Growth VP	14,580	4.26
Transamerica Asset Allocation-Moderate Growth VP	63,918	18.68
Transamerica Asset Allocation-Moderate VP	78,154	22.84
Transamerica International Moderate Growth VP	75,464	22.06

Total	$338,749	99.01%

Transamerica International Small Cap	Market Value	% of Net Assets
Transamerica Asset Allocation-Conservative Portfolio	$5,279	1.72%
Transamerica Asset Allocation-Growth Portfolio	28,665	9.33
Transamerica Asset Allocation-Moderate Portfolio	19,145	6.23
Transamerica Asset Allocation-Moderate Growth Portfolio	35,614	11.60
Transamerica Multi-Manager International Portfolio	19,681	6.41
Transamerica Asset Allocation-Conservative VP	7,349	2.39
Transamerica Asset Allocation-Growth VP	17,846	5.81
Transamerica Asset Allocation-Moderate Growth VP	91,791	29.88
Transamerica Asset Allocation-Moderate VP	38,441	12.52
Transamerica International Moderate Growth VP	38,947	12.68

Total	$302,758	98.57%

Transamerica International Value	Market Value	% of Net Assets
Transamerica Asset Allocation-Growth Portfolio	$9,690	6.83%
Transamerica Asset Allocation-Moderate Portfolio	7,132	5.02
Transamerica Asset Allocation-Moderate Growth Portfolio	16,325	11.50
Transamerica Multi-Manager International Portfolio	22,239	15.67
Transamerica Asset Allocation-Conservative VP	723	0.51
Transamerica Asset Allocation-Growth VP	7,483	5.27
Transamerica Asset Allocation-Moderate Growth VP	34,874	24.57
Transamerica Asset Allocation-Moderate VP	21,979	15.49
Transamerica International Moderate Growth VP	19,600	13.81

Total	$140,045	98.67%

Transamerica Funds		Semi-Annual Report 2012

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 3. (continued)

Transamerica International Value Opportunities	Market Value	% of Net Assets
Transamerica Asset Allocation-Conservative Portfolio	$6,565	1.45%
Transamerica Asset Allocation-Growth Portfolio	22,894	5.06
Transamerica Asset Allocation-Moderate Portfolio	21,604	4.78
Transamerica Asset Allocation-Moderate Growth Portfolio	45,588	10.08
Transamerica Multi-Manager International Portfolio	40,543	8.96
Transamerica Asset Allocation-Conservative VP	11,655	2.58
Transamerica Asset Allocation-Growth VP	35,713	7.90
Transamerica Asset Allocation-Moderate Growth VP	154,255	34.11
Transamerica Asset Allocation-Moderate VP	80,815	17.87
Transamerica International Moderate Growth VP	28,616	6.33

Total	$448,248	99.12%

Transamerica Large Cap Value	Market Value	% of Net Assets
Transamerica Asset Allocation-Conservative Portfolio	$41,673	7.35%
Transamerica Asset Allocation-Growth Portfolio	156,103	27.54
Transamerica Asset Allocation-Moderate Portfolio	119,408	21.06
Transamerica Asset Allocation-Moderate Growth Portfolio	238,573	42.09

Total	$555,757	98.04%

Transamerica Long/Short Strategy	Market Value	% of Net Assets
Transamerica Asset Allocation-Conservative Portfolio	$10,001	13.22%
Transamerica Asset Allocation-Moderate Portfolio	14,584	19.28
Transamerica Multi-Manager Alternative Strategies Portfolio	44,748	59.15
Transamerica Asset Allocation-Growth VP	6,139	8.11
Total	$75,472	99.76%

Transamerica Mid Cap Value	Market Value	% of Net Assets
Transamerica Asset Allocation-Conservative Portfolio	$7,698	4.33%
Transamerica Asset Allocation-Growth Portfolio	48,305	27.18
Transamerica Asset Allocation-Moderate Portfolio	36,022	20.27
Transamerica Asset Allocation-Moderate Growth Portfolio	83,036	46.71

Total	$175,061	98.49%

Transamerica Real Return TIPS	Market Value	% of Net Assets
Transamerica Asset Allocation-Conservative Portfolio	$64,551	7.05%
Transamerica Asset Allocation-Moderate Portfolio	77,263	8.44
Transamerica Asset Allocation-Moderate Growth Portfolio	85,452	9.33
Transamerica Multi-Manager Alternative Strategies Portfolio	26,259	2.87
Transamerica Asset Allocation-Conservative VP	143,786	15.71
Transamerica Asset Allocation-Growth VP	2	–
Transamerica Asset Allocation-Moderate Growth VP	200,606	21.92
Transamerica Asset Allocation-Moderate VP	293,249	32.04
Transamerica International Moderate Growth VP	12,635	1.38

Total	$903,803	98.74%

Transamerica Select Equity	Market Value	% of Net Assets
Transamerica Asset Allocation-Conservative Portfolio	$41,270	3.25%
Transamerica Asset Allocation-Growth Portfolio	158,377	12.49
Transamerica Asset Allocation-Moderate Portfolio	117,456	9.26
Transamerica Asset Allocation-Moderate Growth Portfolio	233,875	18.44
Transamerica Asset Allocation-Conservative VP	76,825	6.06
Transamerica Asset Allocation-Growth VP	98,864	7.80
Transamerica Asset Allocation-Moderate Growth VP	326,463	25.74
Transamerica Asset Allocation-Moderate VP	204,736	16.14

Total	$1,257,866	99.18%

Transamerica Small- & Mid-Cap Value Select	Market Value	% of Net Assets
Transamerica Asset Allocation-Conservative Portfolio	$4,594	2.51%
Transamerica Asset Allocation-Growth Portfolio	31,145	17.00
Transamerica Asset Allocation-Moderate Portfolio	19,531	10.66
Transamerica Asset Allocation-Moderate Growth Portfolio	32,396	17.68
Transamerica Asset Allocation-Growth VP	26,225	14.31
Transamerica Asset Allocation-Moderate Growth VP	66,366	36.23

Total	$180,257	98.39%

Transamerica Small Company Growth	Market Value	% of Net Assets
Transamerica Asset Allocation-Conservative Portfolio	$8,870	3.81%
Transamerica Asset Allocation-Growth Portfolio	28,864	12.40
Transamerica Asset Allocation-Moderate Portfolio	16,186	6.95
Transamerica Asset Allocation-Moderate Growth Portfolio	25,941	11.14
Transamerica Asset Allocation-Growth VP	18,168	7.80
Transamerica Asset Allocation-Moderate Growth VP	96,100	41.27
Transamerica Asset Allocation-Moderate VP	35,211	15.12

Total	$229,340	98.49%

Transamerica Total Return	Market Value	% of Net Assets
Transamerica Asset Allocation-Conservative Portfolio	$209,305	28.02%
Transamerica Asset Allocation-Moderate Portfolio	267,678	35.83
Transamerica Asset Allocation-Moderate Growth Portfolio	241,244	32.29

Total	$718,227	96.14%

Transamerica Value	Market Value	% of Net Assets
Transamerica Asset Allocation-Conservative Portfolio	$19,010	5.93%
Transamerica Asset Allocation-Growth Portfolio	47,885	14.94
Transamerica Asset Allocation-Moderate Portfolio	38,038	11.86
Transamerica Asset Allocation-Moderate Growth Portfolio	78,787	24.58
Transamerica Asset Allocation-Conservative VP	8,539	2.66
Transamerica Asset Allocation-Growth VP	15,219	4.75
Transamerica Asset Allocation-Moderate Growth VP	75,875	23.67
Transamerica Asset Allocation-Moderate VP	35,109	10.95

Total	$318,462	99.34%

Transamerica Commodity Strategy	Market Value	% of Net Assets
Transamerica Asset Allocation-Conservative Portfolio	$12,062	7.09%
Transamerica Asset Allocation-Growth Portfolio	21,632	12.72
Transamerica Asset Allocation-Moderate Portfolio	31,236	18.36
Transamerica Asset Allocation-Moderate Growth Portfolio	55,265	32.49
Transamerica Multi-Manager Alternative Strategies Portfolio	36,614	21.53
Transamerica Asset Allocation-Growth VP	12,444	7.32

Total	$169,253	99.51%

Transamerica Global Allocation	Market Value	% of Net Assets
Transamerica Asset Allocation-Conservative Portfolio	$21,806	4.88%
Transamerica Asset Allocation-Growth Portfolio	11,891	2.66
Transamerica Asset Allocation-Moderate Portfolio	44,077	9.86
Transamerica Asset Allocation-Moderate Growth Portfolio	71,405	15.97
Transamerica Multi-Manager Alternative Strategies Portfolio	50,567	11.31
Transamerica Multi-Manager International Portfolio	15,319	3.43
Transamerica Asset Allocation-Conservative VP	9,748	2.18
Transamerica Asset Allocation-Growth VP	12,994	2.91
Transamerica Asset Allocation-Moderate Growth VP	115,596	25.86
Transamerica Asset Allocation-Moderate VP	49,720	11.12

Total	$403,123	90.18%

Transamerica Managed Futures Strategy	Market Value	% of Net Assets
Transamerica Asset Allocation-Conservative Portfolio	$22,923	9.31%
Transamerica Asset Allocation-Growth Portfolio	21,902	8.89
Transamerica Asset Allocation-Moderate Portfolio	42,767	17.37
Transamerica Asset Allocation-Moderate Growth Portfolio	89,255	36.24
Transamerica Multi-Manager Alternative Strategies Portfolio	51,640	20.97
Transamerica Asset Allocation-Growth VP	17,415	7.07

Total	$245,902	99.85%

Transamerica Funds		Semi-Annual Report 2012

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 3. (continued)

Investment advisory fees: The Funds pay management fees to TAM based on average daily net assets (“ANA”) at the following breakpoints:

Transamerica Arbitrage Strategy
First $50 million	1.05%
Over $50 million	1.00%
Transamerica Bond
First $200 million	0.675%
Over $200 million up to $750 million	0.625%
Over $750 million	0.575%
Transamerica Core Bond
First $750 million	0.45%
Over $750 million up to $1 billion	0.40%
Over $1 billion	0.375%
Transamerica Developing Markets Debt
First $250 million	0.95%
Over $250 million up to $500 million	0.85%
Over $500 million	0.80%
Transamerica Developing Markets Equity
First $50 million	1.20%
Over $50 million up to $200 million	1.15%
Over $200 million up to $500 million	1.10%
Over $500 million	1.05%
Transamerica Emerging Markets
First $300 million	1.15%
Over $300 million	1.10%
Transamerica Global Macro
First $300 million	1.25%
Over $300 million	1.20%
Transamerica Global Real Estate Securities
First $250 million	0.80%
Over $250 million up to $500 million	0.775%
Over $500 million up to $1 billion	0.70%
Over $1 billion	0.65%
Transamerica Growth
First $250 million	0.80%
Over $250 million up to $500 million	0.775%
Over $500 million up to $1 billion	0.70%
Over $1 billion up to $1.5 billion	0.675%
Over $1.5 billion	0.65%
Transamerica International
First $100 million	1.00%
Over $100 million	0.95%
Transamerica International Equity Opportunities
First $250 million	0.90%
Over $250 million up to $500 million	0.875%
Over $500 million up to $1 billion	0.85%
Over $1 billion	0.80%
Transamerica International Small Cap
First $300 million	1.07%
Over $300 million	1.00%
Transamerica International Value
First $200 million	0.88%
Over $200 million up to $500 million	0.81%
Over $500 million	0.77%
Transamerica International Value Opportunities
First $100 million	1.10%
Over $100 million up to $300 million	1.00%
Over $300 million	0.95%
Transamerica Large Cap Value
First $250 million	0.80%
Over $250 million up to $750 million	0.775%
Over $750 million up to $1 billion	0.75%
Over $1 billion up to $2 billion	0.65%
Over $2 billion	0.625%

Transamerica Long/Short Strategy
ANA	1.30%
Transamerica Mid Cap Value
First $100 million	0.85%
Over $100 million	0.80%
Transamerica Real Return TIPS
First $250 million	0.70%
Over $250 million up to $750 million	0.65%
Over $750 million up to $1 billion	0.60%
Over $1 billion	0.55%
Transamerica Select Equity
First $200 million	0.80%
Over $200 million up to $500 million	0.74%
Over $500 million up to $1 billion	0.69%
Over $1 billion up to $1.5 billion	0.67%
Over $1.5 billion	0.62%
Transamerica Small- & Mid-Cap Value Select
First $100 million	0.95%
Over $100 million up to $250 million	0.90%
Over $250 million up to $500 million	0.85%
Over $500 million	0.825%
Transamerica Small Company Growth
First $500 million	0.95%
Over $500 million	0.85%
Transamerica Total Return
First $250 million	0.675%
Over $250 million up to $750 million	0.65%
Over $750 million	0.60%
Transamerica Value
ANA	0.80%
Transamerica Commodity Strategy
First $200 million	0.61%
Over $200 million up to $1 billion	0.59%
Over $1 billion	0.56%
Transamerica Global Allocation
First $100 million	0.80%
Over $100 million	0.72%
Transamerica Managed Futures Strategy
First $500 million	1.10%
Over $500 million	1.05%

Transamerica Funds		Semi-Annual Report 2012

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 3. (continued)

TAM has contractually agreed to waive fees and/or reimburse expenses of each Fund to the extent that total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business, exceed the following stated annual limit:

Fund	Expense Limit
Transamerica Arbitrage Strategy	1.25%
Transamerica Bond	0.88
Transamerica Core Bond	0.70
Transamerica Developing Markets Debt	1.15
Transamerica Developing Markets Equity	1.45
Transamerica Emerging Markets	1.40
Transamerica Global Macro	1.65
Transamerica International	1.25
Transamerica International Small Cap	1.27
Transamerica International Value	1.13
Transamerica International Value Opportunities	1.35

Fund	Expense Limit
Transamerica Large Cap Value	1.00%
Transamerica Long/Short Strategy	1.65
Transamerica Mid Cap Value	1.05
Transamerica Select Equity	0.90
Transamerica Small- & Mid-Cap Value Select	1.15
Transamerica Small Company Growth	1.15
Transamerica Value	1.00
Transamerica Commodity Strategy	1.00
Transamerica Global Allocation	1.00
Transamerica Managed Futures Strategy	1.45

Funds not listed in the above table did not have an expense limit.

TAM is entitled to reimbursement by the Fund of fees waived and/or expenses reimbursed during any of the previous 36 months if on any day or month the estimated annualized fund operating expenses are less than the stated annual limit.

There were no amounts recaptured by the adviser during the period ended April 30, 2012.

The following amount was available for recapture as of April 30, 2012:

Transamerica Arbitrage Strategy	Reimbursement of Fund Expenses	Available for Recapture Through
Fiscal Year 2011:	$61	10/31/2013

Administrative services: The Funds have entered into an agreement with TFS for financial and legal fund administration services. Effective March 1, 2012, the Funds pay TFS an annual fee of 0.025% of ANA. Prior to March 1, 2012, the Funds paid TFS an annual fee of 0.02% of ANA. The Legal fees on the Statements of Operations are fees paid to external legal counsel.

Transfer agent fees: Pursuant to a Transfer Agency Agreement, as amended, the Funds pay TFS a fee for providing transfer agency services. Fees paid and the amounts due to TFS for the period ended April 30, 2012 are as follows:

Fund	Fees Paid to TFS	Due to TFS
Transamerica Arbitrage Strategy	$6	$1
Transamerica Bond	18	3
Transamerica Core Bond	80	13
Transamerica Developing Markets Debt	11	2
Transamerica Developing Markets Equity	19	3
Transamerica Emerging Markets	10	2
Transamerica Global Macro	5	1
Transamerica Global Real Estate Securities	6	1
Transamerica Growth	23	1
Transamerica International	13	3
Transamerica International Equity Opportunities	13	1
Transamerica International Small Cap	11	2
Transamerica International Value	6	1
Transamerica International Value Opportunities	16	3
Transamerica Large Cap Value	21	4
Transamerica Long/Short Strategy	4	—	*
Transamerica Mid Cap Value	6	1
Transamerica Real Return TIPS	37	6
Transamerica Select Equity	43	8
Transamerica Small- & Mid Cap Value Select	10	2
Transamerica Small Company Growth	8	1
Transamerica Total Return	24	4
Transamerica Value	11	2
Transamerica Commodity Strategy	6	1
Transamerica Global Allocation	16	3
Transamerica Managed Futures Strategy	8	2

*	Amount is less than 1.

Transamerica Funds		Semi-Annual Report 2012

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 3. (continued)

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of a sales charge), or investment options under Transamerica Partners Institutional Funds and Transamerica Institutional Asset Allocation Funds, as elected by the Trustee.

Brokerage commissions: There were no brokerage commissions incurred on security transactions placed with affiliates of the adviser or sub-advisers for the period ended April 30, 2012.

NOTE 4. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended April 30, 2012 were as follows:

	Purchases of securities:		Proceeds from maturities and sales of securities:
Fund	Long-term	U.S. Government	Long-term	U.S. Government
Transamerica Arbitrage Strategy	$476,461	$—	$488,935	$—
Transamerica Bond	101,518	37	68,693	4,892
Transamerica Core Bond	184,771	94,733	122,458	184,664
Transamerica Developing Markets Debt	57,766	—	98,501	6,741
Transamerica Developing Markets Equity	77,158	—	157,591	—
Transamerica Emerging Markets	161,922	—	287,036	—
Transamerica Global Macro	—	—	—	—
Transamerica Global Real Estate Securities	41,405	—	42,175	—
Transamerica Growth	145,269	—	212,544	—
Transamerica International	115,706	—	78,981	—
Transamerica International Equity Opportunities	24,061	—	51,972	—
Transamerica International Small Cap	33,163	—	83,095	—
Transamerica International Value	18,678	—	35,084	—
Transamerica International Value Opportunities	41,033	—	59,794	—
Transamerica Large Cap Value	258,374	—	295,563	—
Transamerica Long/Short Strategy	159,543	—	114,427	—
Transamerica Mid Cap Value	33,814	—	35,886	—
Transamerica Real Return TIPS	7,331	1,011,732	94,030	1,162,656
Transamerica Select Equity	509,866	—	323,838	—
Transamerica Small- & Mid-Cap Value Select	109,223	—	198,845	—
Transamerica Small Company Growth	59,342	—	17,335	—
Transamerica Total Return	335,088	205,801	295,262	143,525
Transamerica Value	22,458	—	41,556	—
Transamerica Commodity Strategy	—	—	—	—
Transamerica Global Allocation	48,851	5,580	69,313	7,528
Transamerica Managed Futures Strategy	—	—	—	—

Transamerica Funds		Semi-Annual Report 2012

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 5. DERIVATIVE FINANCIAL INSTRUMENTS

Transamerica Arbitrage Strategy:

The Fund is subject to various risks in the normal course of pursuing its investment objective. The volume of purchased options/swaptions contracts held at period end is indicative of the volume held throughout the period. The volume of swap contracts increased throughout the period from zero to 14 contracts. The volume of forward foreign currency contracts and written options/swaptions contracts held throughout the period averaged 146 and 65 contracts, respectively, with overall increases from 129 and 48 contracts, respectively, to 147 and 67 contracts, respectively. The tables below highlight the types of risks and the derivative instruments used to mitigate the risks:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2012:

Derivatives not accounted for as hedging instruments

	XXX,XX	XXX,XX	XXX,XX
Location	Foreign exchange contracts	Equity contracts	Total
Asset derivatives
Investment Securities, at value	$—	$974	$974
Premium paid on swap agreements	—	3	3
Unrealized appreciation on swap agreements	—	168	168
Unrealized appreciation on forward foreign currency contracts	289	—	289
Liability derivatives
Written options and swaptions, at value	—	(289)	(289)
Premium received on swap agreements	—	(1)	(1)
Unrealized depreciation on swap agreements	—	(271)	(271)
Unrealized depreciation on forward foreign currency contracts	(445)	—	(445)

Total	$(156)	$584	$428

Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2012:

Derivatives not accounted for as hedging instruments

	XXX,XX	XXX,XX	XXX,XX
Location	Foreign exchange contracts	Equity contracts	Total
Realized Gain / (Loss) on derivatives recognized in income
Net realized loss on purchased options and swaptions	$—	$(609)	$(609)
Net realized gain on written options and swaptions	—	963	963
Net realized gain (loss) on swap agreements	—	(293)	(293)
Net realized loss on foreign currency transactions	(888)	—	(888)
Net change in Unrealized Appreciation / (Depreciation) on derivatives recognized in income
Net change in unrealized appreciation (depreciation) on purchased options and swaptions	—	(104)	(104)
Net change in unrealized appreciation (depreciation) on written options and swaptions	—	143	143
Net change in unrealized appreciation (depreciation) on swap agreements	—	(103)	(103)
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	679	—	679

Total	$(209)	$(3)	$(212)

For non-exchange traded derivatives (swaps and forward foreign currency contracts), under standard derivatives agreements, the Fund may be required to post collateral on derivatives if the Fund is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Fund fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

Transamerica Developing Markets Debt:

The Fund is subject to various risks in the normal course of pursuing its investment objective. The volume of futures contracts held throughout the period remained unchanged at one contract. The table below highlights the types of risks and the derivative instruments used to mitigate the risks:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2012:

Derivatives not accounted for as hedging instruments

Location	Interest rates contracts
Liability derivatives
Unrealized depreciation on futures contracts	$(24	)*

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Transamerica Funds		Semi-Annual Report 2012

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 5. (continued)

Transamerica Developing Markets Debt (continued):

Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2012:

Derivatives not accounted for as hedging instruments

Location	Interest rates contracts
Realized Gain / (Loss) on derivatives recognized in income
Net realized gain on futures contracts	$488
Net Change in Unrealized Appreciation / (Depreciation) on derivatives recognized in income
Net change in unrealized appreciation (depreciation) on futures contracts	(61)

Total	$427

For non-exchange traded derivatives (swaps and forward foreign currency contracts), under standard derivatives agreements, the Fund may be required to post collateral on derivatives if the Fund is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Fund fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

Transamerica Emerging Markets:

The Fund is subject to various risks in the normal course of pursuing its investment objective. The volume of forward foreign currency contracts decreased during the last three months of the period beginning at 2 contracts and ending at zero. The tables below highlight the types of risks and the derivative instruments used to mitigate the risks:

Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2012:

Derivatives not accounted for as hedging instruments

Location	Foreign exchange contracts
Realized Gain / (Loss) on derivatives recognized in income
Net realized gain on foreign currency transactions	$471
Net Change in Unrealized Appreciation / (Depreciation) on derivatives recognized in income
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	(457)

Total	$14

For non-exchange traded derivatives (swaps and forward foreign currency contracts), under standard derivatives agreements, the Fund may be required to post collateral on derivatives if the Fund is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Fund fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

Transamerica Global Macro:

The Fund is subject to various risks in the normal course of pursuing its investment objective. The volume of futures contracts held at the end of the period is indicative of the volume held throughout the period. The volume of forward foreign currency contracts and purchased options held averaged 94 and 10 contracts, respectively, beginning at 114 and 14 and ending at 92 and 11, respectively. The volume of written options held throughout the period increased, beginning at 8 contracts, and ending at 18 contracts. The tables below highlight the types of risks and the derivative instruments used to mitigate the risks:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2012:

Derivatives not accounted for as hedging instruments

	XX,XXX	XX,XXX	XX,XXX	XX,XXX
Location	Interest rates contracts	Foreign exchange contracts	Equity contracts	Total
Asset derivatives
Investment securities, at value	$—	$—	$237	$237
Unrealized appreciation on futures contracts	457	—	69	526	*
Unrealized appreciation on forward foreign currency contracts	—	1,846	—	1,846
Liability derivatives
Unrealized depreciation on futures contracts	(701)	—	(221)	(922	)*
Written options, at value	—	—	(235)	(235)
Unrealized depreciation on forward foreign currency contracts	—	(1,240)	—	(1,240)

Total	$(244)	$606	$(150)	$212

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Transamerica Funds		Semi-Annual Report 2012

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 5. (continued)

Transamerica Global Macro (continued):

Effect of Derivative Instruments on the Statement of Operations for the period ended April, 30 2012:

Derivatives not accounted for as hedging instruments

Location	Interest rates contracts	Foreign exchange contracts	Equity contracts	Total
Realized Gain / (Loss) on derivatives recognized in income
Net realized loss on investment securities	$—	$—	$(4,203)	$(4,203)
Net realized gain on futures contracts	282	—	2,344	2,626
Net realized gain on written option contracts	—	—	1,003	1,003
Net realized gain on foreign currency transactions	—	2,341	—	2,341
Net change in Unrealized Appreciation / (Depreciation) on derivatives recognized in income
Net change in unrealized (depreciation) on investment securities	—	—	303	303
Net change in unrealized appreciation (depreciation) on futures contracts	(1,689)	—	(318)	(2,007)
Net change in unrealized appreciation (depreciation) on written option contracts	—	—	252	252
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	—	(687)	—	(687)

Total	$(1,407)	$1,654	$(619)	$(372)

For non-exchange traded derivatives (swaps and forward foreign currency contracts), under standard derivatives agreements, the Fund may be required to post collateral on derivatives if the Fund is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Fund fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

Transamerica International Value Opportunities:

The Fund is subject to various risks in the normal course of pursuing its investment objective. The volume of forward foreign currency contracts held decreased during the period, starting at 3 contracts and ending at 1 contract. The tables below highlight the types of risks and the derivative instruments used to mitigate the risks:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2012:

Derivatives not accounted for as hedging instruments

Location	Foreign exchange contracts
Asset derivatives
Unrealized appreciation on forward foreign currency contracts	$873

Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2012:

Derivatives not accounted for as hedging instruments

Location	Foreign exchange contracts
Realized Gain / (Loss) on derivatives recognized in income
Net realized gain on foreign currency transactions	$1,647
Net Change in Unrealized Appreciation / (Depreciation) on derivatives recognized in income
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	(333)

Total	$(1,314)

For non-exchange traded derivatives (swaps and forward foreign currency contracts), under standard derivatives agreements, the Fund may be required to post collateral on derivatives if the Fund is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Fund fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

Transamerica Funds		Semi-Annual Report 2012

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 5. (continued)

Transamerica Real Return TIPS:

The Fund is subject to various risks in the normal course of pursuing its investment objective. The volume of forward foreign currency contracts held throughout the period averaged 66, beginning and ending the period with 61 and 40 contracts, respectively. The volume of written swaptions contracts, futures and swap contracts decreased throughout the period, beginning the period with 22, 8, and 48, respectively and ending the period at 20, 4, and 30, respectively. The volume of purchased options/swaptions held at the beginning of the period decreased from 3 contracts to 1 contract. The tables below highlight the types of risks and the derivative instruments used to mitigate the risks:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2012:

Derivatives not accounted for as hedging instruments

Location	Interest Rate contracts	Foreign exchange contracts	Credit contracts	Total
Asset derivatives
Investment Securities, at value	$248	$—	$—	$248
Premium paid on swap agreements	508	—	1,325	1,833
Unrealized appreciation on swap agreements	1,109	—	193	1,302
Unrealized appreciation on futures contracts	616	—	—	616 *
Unrealized appreciation on forward foreign currency contracts	—	296	—	296
Liability derivatives
Written options and swaptions, at value	(1,621)	—	—	(1,621)
Premium received on swap agreements	(◆ )	—	(119)	(119)
Unrealized depreciation on swap agreements	(5)	—	(478)	(483)
Unrealized depreciation on futures contracts	(351)	—	—	(351)*
Unrealized depreciation on forward foreign currency contracts	—	(2,117)	—	(2,117)

Total	$504	$(1,821)	$921	$(396)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2012:

Derivatives not accounted for as hedging instruments

Location	Interest Rate Contracts	Foreign exchange contracts	Credit Contracts	Total
Realized Gain / (Loss) on derivatives recognized in income
Net realized loss on investment securities	$(77)	$—	$—	$(77)
Net realized gain on written options and swaptions	1,743	—	—	1,743
Net realized gain on swap agreements	1,022	—	311	1,333
Net realized gain on futures contracts	1,397	—	—	1,397
Net realized loss on foreign currency transactions	—	(449)	—	(449)
Net change in Unrealized Appreciation / (Depreciation) on derivatives recognized in income
Net change in unrealized appreciation (depreciation) on investment securities	(156)	—	—	(156)
Net change in unrealized appreciation (depreciation) on written options and swaptions	(1,042)	—	—	(1,042)
Net change in unrealized appreciation (depreciation) on swap agreements	53	—	(38)	15
Net change in unrealized appreciation (depreciation) on futures contracts	(981)	—	—	(981)
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	—	3,022	—	3,022

Total	$1,959	$2,573	$273	$4,805

For non-exchange traded derivatives (swaps and forward foreign currency contracts), under standard derivatives agreements, the Fund may be required to post collateral on derivatives if the Fund is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Fund fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

Transamerica Funds		Semi-Annual Report 2012

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 5. (continued)

Transamerica Total Return:

The Fund is subject to various risks in the normal course of pursuing its investment objective. The volume of swap contracts held at the end of the period is indicative of the volume held throughout the period. The volume of written option/swaption contracts, forward foreign currency contracts, and futures contracts held throughout the period decreased, starting at 16, 73, 4 contracts, respectively, and ending at 2, 34, and 2 contracts, respectively. The tables below highlight the types of risks and the derivative instruments used to mitigate the risks:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2012:

Derivatives not accounted for as hedging instruments

Location	Interest rate contracts	Foreign exchange contracts	Credit contracts	Total
Asset derivatives
Premium paid on swap agreements	$578	$—	$1,591	$2,169
Unrealized appreciation on swap agreements	3,550	—	77	3,627
Unrealized appreciation on futures contracts	130	—	—	130 *
Unrealized appreciation on forward foreign currency contracts	—	522	—	522
Liability derivatives
Written options and swaptions, at value	(705)	—	—	(705)
Premium received on swap agreements	(456)	—	(47)	(503)
Unrealized depreciation on swap agreements	(427)	—	(2,313)	(2,740)
Unrealized depreciation on futures contracts	(22)	—	—	(22)*
Unrealized depreciation on forward foreign currency contracts	—	(1,603)	—	(1,603)

Total	$2,648	$(1,081)	$(692)	$875

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities

Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2012:

Derivatives not accounted for as hedging instruments

Location	Interest rate contracts	Foreign exchange contracts	Credit Contracts	Total
Realized Gain / (Loss) on derivatives recognized in income
Net realized gain on written options and swaptions	$451	$—	$—	$451
Net realized gain (loss) on swap agreements	(419)		1,363	944
Net realized gain on futures contracts	276	—	—	276
Net realized loss on foreign currency transactions	—	(4,673)	—	(4,673)
Net Change in Unrealized Appreciation / (Depreciation) on derivatives recognized in income
Net change in unrealized (depreciation) on written options and swaptions	(29)	—	—	(29)
Net change in unrealized appreciation (depreciation) on swap agreements	2,168	—	(2,061)	107
Net change in unrealized appreciation (depreciation) on futures contracts	209	—	—	209
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	—	2,816	—	2,816

Total	$2,656	$(1,857)	$(698)	$101

For non-exchange traded derivatives (swaps and forward foreign currency contracts), under standard derivatives agreements, the Fund may be required to post collateral on derivatives if the Fund is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Fund fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

Transamerica Commodity Strategy:

The Fund is subject to various risks in the normal course of pursuing its investment objective. The volume of swap contracts held throughout the period increased from 2 to 5 contracts. The table below highlights the types of risks and the derivative instruments used to mitigate the risks:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2012:

Derivatives not accounted for as hedging instruments

Location	Commodity Contracts
Asset derivatives
Premium paid on swap agreements	$—
Unrealized appreciation on swap agreements	◆
Liability derivatives Premium received on swap agreements	$—
Unrealized (depreciation) on swap agreements	(◆	)

Total	$—

Transamerica Funds		Semi-Annual Report 2012

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 5. (continued)

Transamerica Commodity Strategy (continued):

Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2012:

Derivatives not accounted for as hedging instruments

Location	Commodity contracts
Realized Gain/(Loss) on derivatives recognized in income
Net realized loss on swap agreements	$(10,615)

For non-exchange traded derivatives (swaps and forward foreign currency contracts), under standard derivatives agreements, the Fund may be required to post collateral on derivatives if the Fund is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Fund fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

Transamerica Global Allocation:

The Fund is subject to various risks in the normal course of pursuing its investment objective. The volume of written options increased throughout the period, beginning at 41 contracts and ending at 73 contracts. The volume of swap contracts held throughout the period averaged 7, beginning and ending the period with five contracts. The volume of forward foreign currency contracts and purchased options held throughout the period averaged 49 and 42 contracts, respectively, with increases from 44 and 38 contracts at the beginning of the period to 48 and 52 contracts at the end of the period, respectively. The volume of futures contracts averaged 3 contracts throughout the period, decreased from 4 contracts at the beginning of the period to 3 contracts at the end of the period. The tables below highlight the types of risks and the derivative instruments used to mitigate the risks:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2012:

Derivatives not accounted for as hedging instruments

Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Total
Asset derivatives
Investment securities, at value	$—	$—	$979	$979
Premium paid on swap agreements	—	—	—	—
Unrealized appreciation on swap agreements	80	—	59	139
Unrealized appreciation on futures contracts	—	—	8	8 *
Unrealized appreciation on forward foreign currency contracts	—	268	—	268
Liability derivatives
Written options and swaptions, at value	—	—	(1,990)	(1,990)
Premium received on swap agreements	—	—	—	—
Unrealized depreciation on futures contracts	—	—	(5)	(5)*
Unrealized depreciation on forward foreign currency contracts	—	(294)	—	(294)

Total	$80	$(26)	$(949)	$(895)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Effect of Derivative Instruments on the Statement of Operations for the year ended April 30, 2012:

Location	lnterest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Total
Realized Gain / (Loss) on derivatives recognized in income
Net realized loss on investment securities	$—	$(21)	$(1,576)	$(1,597)
Net realized gain on written options and swaptions	—	—	902	902
Net realized gain (loss) on swap agreements	(7)	3	21	17
Net realized loss on futures contracts	—	—	(1,083)	(1,083)
Net realized gain on foreign currency transactions	—	91	—	91
Net Change in Unrealized Appreciation / (Depreciation)on derivatives recognized in income
Net change in unrealized appreciation (depreciation) on investment securities	—	15	313	328
Net change in unrealized appreciation (depreciation) on written options and swaptions	—	—	243	243
Net change in unrealized appreciation (depreciation) on swap agreements	107	(13)	59	153
Net change in unrealized appreciation (depreciation) on futures contracts	—	—	569	569
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	—	(276)	—	(276)

Total	$100	$(201)	$(552)	$(653)

Transamerica Funds		Semi-Annual Report 2012

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 5. (continued)

Transamerica Global Allocation (continued):

For non-exchange traded derivatives (swaps and forward foreign currency contracts), under standard derivatives agreements, the Fund may be required to post collateral on derivatives if the Fund is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Fund fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

Transamerica Managed Futures Strategy

The Fund is subject to various risks in the normal course of pursuing its investment objective. The volume of swap contracts held throughout the period increased, beginning at 6 contracts and ending at 15. The volume of forward foreign currency contracts averaged 483 throughout the period, beginning at 455 and ending at 575. The volume of futures contracts decreased throughout the period, beginning at 210 contracts and ending at 182 contracts. The tables below highlight the types of risks and the derivative instruments used to mitigate the risks:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2012:

Derivatives not accounted for as hedging instruments

Location	Interest rate contracts	Foreign exchange contracts	Equity contracts	Commodity Contracts	Total
Asset derivatives
Unrealized appreciation on swap agreements	$129	$—	$—	$468	$597
Unrealized appreciation on futures contracts	1,968	—	525	2,044	4,537 *
Unrealized appreciation on forward foreign currency contracts	—	3,844	—	—	3,844
Liability derivatives
Premium received on swap agreements	—	—	(11)	—	(11)
Unrealized depreciation on swap agreements	(206)	—	(20)	—	(226)
Unrealized depreciation on futures contracts	(49)	—	(545)	(1,649)	(2,243)*
Unrealized depreciation on forward foreign currency contracts	—	(5,962)	—	—	(5,962)

Total	$1,842	$(2,118)	$(51)	$863	$(536)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2012:

Derivatives not accounted for as hedging instruments

Location	Interest rate contracts	Foreign exchange contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain / (Loss) on derivatives recognized in income
Net realized gain on swap agreements	$208	$—	$153	$276	$220
Net realized gain (loss) on futures contracts	(439)	—	(2,439)	3,065	187
Net realized loss on foreign currency transactions	—	(5,664)	—	—	(5,664)
Change in Unrealized Appreciation / (Depreciation) on derivatives recognized in income
Net change in unrealized appreciation (depreciation) on swap agreements	128	—	154	8	290
Net change in unrealized appreciation (depreciation) on futures contracts	2,478	—	1,242	605	4,325
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	—	4,410	—	—	4,410

Total	$1,960	$(1,254)	$(891)	$3,954	$3,768

For non-exchange traded derivatives (swaps and forward foreign currency contracts), under standard derivatives agreements, the Fund may be required to post collateral on derivatives if the Fund is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Fund fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

NOTE 6. FEDERAL INCOME TAX MATTERS

The Funds have not made any provision for federal income or excise taxes due to their policy to distribute all of their taxable income and capital gains to their shareholders and otherwise qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Funds’ tax positions taken for all open tax years (2008 – 2010), if applicable, or expected to be taken in the Funds’ 2011 tax returns, and has concluded that no provision for income tax is required in the Funds’ financial statements. If applicable, the funds recognize interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statements of Operations.

Transamerica Funds		Semi-Annual Report 2012

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 6. (continued)

The Funds identify their major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to different treatment for items including, but not limited to wash sales, structured notes, foreign bonds, swaps, net operating losses, distribution reclasses for REITs, passive foreign investment companies, foreign currency transactions, and capital loss carryforwards.

NOTE 7. BASIS FOR CONSOLIDATION

Transamerica Cayman Commodity Strategy, Ltd., Transamerica Cayman Global Allocation, Ltd., and Transamerica Cayman Managed Futures Strategy, Ltd., (each, a “Subsidiary”; collectively, the “Subsidiaries”) are organized under the laws of the Cayman Islands as wholly-owned subsidiaries which act as investment vehicles for Transamerica Commodity Strategy, Transamerica Global Allocation, and Transamerica Managed Futures Strategy, respectively. The principal purpose of investment of the Subsidiaries is to allow the Funds noted above to gain exposure to the commodity markets within the limitations of the federal tax law requirements applicable to regulated investment companies.

The following schedule reflects the net assets of the Subsidiaries as a percentage of the Funds’ net assets at April 30, 2012:

Transamerica Commodity Strategy	Market Value	% of Net Assets
Transamerica Cayman Commodity Strategy, Ltd.	$28,974	17.03%

Transamerica Global Allocation	Market Value	% of Net Assets
Transamerica Cayman Global Allocation, Ltd.	$4,025	0.90%

Transamerica Managed Futures Strategy	Market Value	% of Net Assets
Transamerica Cayman Managed Futures Strategy, Ltd.	$56,820	23.07%

NOTE 8. ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (“FASB”) issued the authoritative guidance “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs” which seeks to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. The adoption of this disclosure requirement is effective for financial statements interim and annual periods beginning after December 15, 2011. Management is currently evaluating the application of the adoption of the additional disclosure requirements and its impact on the Funds’ financial statements.

In April 2011, FASB issued an amendment to authoritative guidance “Reconsideration of Effective Control for Repurchase Agreements” which amends specifically the criteria required to determine whether a repurchase agreement and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. The adoption of this guidance is effective for the first interim or annual period beginning on or after December 15, 2011 prospectively to transactions or modifications of existing transactions that occur on or after the effective date. Management is currently evaluating the application of the adoption of the additional disclosure requirements and its impact on the Funds’ financial statements.

NOTE 9. SUBSEQUENT EVENTS

Transamerica Small- & Mid-Cap Value Select ceased operations as of May 31, 2012.

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Funds’ financial statements.

Transamerica Funds		Semi-Annual Report 2012

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS

(unaudited)

A description of the Transamerica Funds’ proxy voting policies and procedures is available in the Statement of Additional Information of the Funds, available without charge upon request by calling 1-888-233-4339 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

In addition, the Funds are required to file Form N-PX, with their complete proxy voting records for the 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) from the Funds, upon request by calling 1-888-233-4339; and (2) on the SEC’s website at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q, which is available on the SEC’s website at http://www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

You may also visit the Trust’s website at www.transamericainvestments.com for this and other information about the Portfolios and the Trust.

Important Notice Regarding Delivery of Shareholder Documents

Every year we send shareholders informative materials such as the Transamerica Funds Annual Report, the Transamerica Funds Prospectus, and other required documents that keep you informed regarding your Funds. Transamerica Funds will only send one piece per mailing address, a method that saves your Funds’ money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday–Friday. Your request will take effect within 30 days.

Transamerica Funds		Semi-Annual Report 2012

NOTICE OF PRIVACY POLICY

(unaudited)

Protecting your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.

What Information We Collect and From Whom We Collect It

We may collect nonpublic personal information about you from the following sources:

•	Information we receive from you on applications or other forms, such as your name, address, and account number;

•	Information about your transactions with us, our affiliates, or others, such as your account balance and purchase/redemption history; and

•	Information we receive from non-affiliated third parties, including consumer reporting agencies.

What Information We Disclose and To Whom We Disclose It

We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to persons or companies that perform services on our behalf and to other financial institutions with which we have joint marketing agreements. We will require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.

Our Security Procedures

We restrict access to your nonpublic personal information and only allow disclosures to persons and companies as permitted by law to assist in providing products or services to you. We maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information and to safeguard the disposal of certain consumer information.

If you have any questions about our Privacy Policy, please call 1-888-233-4339 on any business day between 8 a.m. and 7 p.m. Eastern Time.

Note: This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our funds in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.

Transamerica Funds		Semi-Annual Report 2012

Customer Service 1-888-233-4339

P.O. Box 9012 • Clearwater, FL 33758-9012

Distributor: Transamerica Capital, Inc.

Item 2: Code of Ethics.

Not applicable for semi-annual reports.

Item 3: Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4: Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5: Audit Committee of Listed Registrant.

Not applicable for semi-annual reports.

Item 6: Investments.

The schedules of investments are included in the Semi-Annual report to shareholders filed under Item 1 of this Form N-CSR.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11: Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are appropriately designed to ensure that information required to be disclosed by the Registrant in the reports that it files on Form N-CSR (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	The Registrant’s principal executive officer and principal financial officer are aware of no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12: Exhibits.

(a)	(1)	Not Applicable

	(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

	(3)	Not Applicable

(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. The certification furnished pursuant to this paragraph is not deemed to be “filed” for purposes of Section 18 of the Securities Act of 1934, or otherwise subject to liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates it by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica Funds (Registrant)

By:	/s/ Thomas A. Swank
Thomas A. Swank
Chief Executive Officer

Date:	July 3, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas A. Swank
Thomas A. Swank
Chief Executive Officer

Date:	July 3, 2012

By:	/s/ Elizabeth Strouse
Elizabeth Strouse
Principal Financial Officer

Date:	July 3, 2012

EXHIBIT INDEX

Exhibit No.	Description of Exhibit

12(a)(2)(i)	Section 302 N-CSR Certification of Chief Executive Officer

12(a)(2)(ii)	Section 302 N-CSR Certification of Principal Financial Officer

12(b)	Section 906 N-CSR Certification of Chief Executive Officer and Principal Financial Officer